UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Item 1. Reports to Stockholders.

2012 Annual Report

College Retirement Equities Fund

December 31, 2012

Understanding your CREF report

This annual report contains information about the eight CREF accounts and describes the accounts’ results for the twelve months ended December 31, 2012. The report contains three main sections:
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of December 31, 2012.
•	The financial statements provide detailed information about the operations and financial condition of each account.

          The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

2	2012 Annual Report ▪ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

College Retirement Equities Fund ▪ 2012 Annual Report	3

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 44 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed markets, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF Inflation-Linked Bond Account

The account’s benchmark is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

4	2012 Annual Report ▪ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 23 developed nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ▪ 2012 Annual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

          The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2012–December 31, 2012).

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

6	2012 Annual Report ▪ College Retirement Equities Fund

CREF Stock Account

Performance for the twelve months ended December 31, 2012

The CREF Stock Account returned 17.26% for the year, compared with the 16.69% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index.

          Global stocks made a strong comeback in 2012, as investors took heart from signs of improvement in the U.S. economy, progress on sovereign debt issues in Europe and efforts by central banks to stimulate their nations’ economies.

          U.S. stocks, which constituted more than two-thirds of the account’s composite benchmark at year-end, advanced 16.42%, as measured by the Russell 3000 Index. Foreign stocks did even better; the MSCI All Country World ex USA Investable Market Index, which measures stock performance in 44 developed and emerging market nations, gained 17.04% in U.S. dollar terms. The European segment performed well, led by strong results from the United Kingdom, Germany and France. Those gains were tempered by more modest results from Canada and Japan, which rose 8.1% and 7.5%, respectively.

For the year, the MSCI index’s return was relatively unaffected by currency factors; it returned 16.59% in terms of local currencies.

Stock selections lift returns

The account outperformed its composite benchmark mainly because of numerous successful stock selections. These included overweight holdings in Apple, consumer products maker Jarden, German drug maker Bayer and biotechnology firm Gilead Sciences. Underweights in Exxon Mobil and Spanish telecommunications company Telefónica helped as well. The account also benefited from participating in a securities lending program.

          Positions that detracted from relative performance included overweights in Israeli drug maker Teva and two energy providers, Occidental Petroleum and Concho Resources. An underweight in Bank of America, whose stock more than doubled during the year, also reduced the account’s relative results.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value its portfolio holdings at the time the account’s AUV is calculated.

College Retirement Equities Fund ▪ 2012 Annual Report	7

CREF Stock Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Stock Account	7/31/1952	17.26%	0.54%	7.63%

CREF Stock Composite Benchmark*	—	16.69	0.71	7.86

Broad market index
Russell 3000® Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On December 31, 2012, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

8	2012 Annual Report ▪ College Retirement Equities Fund

CREF Stock Account

Expense example

Six months ended December 31, 2012

CREF Stock Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,087.11	$2.62
5% annual hypothetical return	1,000.00	1,022.62	2.54

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.50%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.49%

Portfolio composition

Sector	% of net assets as of 12/31/2012

Financials	19.0
Information technology	14.8
Consumer discretionary	12.8
Industrials	11.4
Health care	10.4
Energy	9.5
Consumer staples	8.8
Materials	6.8
Utilities	3.2
Telecommunication services	2.9
Short-term investments, other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012

More than $50 billion	37.1
More than $15 billion–$50 billion	25.2
More than $2 billion–$15 billion	29.4
$2 billion or less	8.3

Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2012

United States	65.5
United Kingdom	4.7
Japan	4.1
Canada	2.5
France	1.8
Germany	1.7
Switzerland	1.6
Australia	1.5
55 other nations	12.6
Short-term investments	4.0

Total	100.0

College Retirement Equities Fund ▪ 2012 Annual Report	9

CREF Global Equities Account

Performance for the twelve months ended December 31, 2012

The CREF Global Equities Account returned 18.45% for the year, compared with the 15.83% return of its benchmark, the MSCI World Index.

          Global stocks made a strong comeback in 2012. The double-digit advance of the World index more than made up for its 5.54% loss in 2011. Investors took heart from some improvement in the U.S. economy, signs of progress on sovereign debt issues in Europe and efforts by central banks to stimulate their nations’ economies.

          For the year, the return of the index was relatively unaffected by currency factors; its values in local currencies and in U.S. dollars were nearly identical. The euro and pound rose relative to the dollar, while the yen fell.

          U.S. stocks, which made up more than half of the benchmark’s total market capitalization on December 31, 2012, climbed 15.3%. The European segment earned 19.1%, boosted by strong gains in the United Kingdom, Germany, France and Switzerland. An 8.2% return from Japan tempered results in the Pacific segment, which lagged with a 14.4% return.

Stock choices provide a superior return

The account outpaced its benchmark by more than two-and-a-half percentage points on the strength of numerous successful stock selections, including overweight holdings in Apple, British banking giant Barclays, biotechnology company Gilead Sciences, French industrial giant Alstom and resorts operator Sands China. An underweight in Spain’s Telefónica and an out-of-benchmark stake in consumer products maker Jarden helped results as well.

          These positive contributors were partly offset by several detractors from relative performance. Chief among these were overweight positions in two British firms, Tullow Oil and drug maker Shire, in Occidental Petroleum and in Israeli drug manufacturer Teva. An underweight in Bank of America also trimmed results slightly.

          The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value its portfolio holdings at the time the account’s AUV is calculated.

10	2012 Annual Report ▪ College Retirement Equities Fund

CREF Global Equities Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Global Equities Account	5/1/1992	18.45%	–1.21%	7.44%

MSCI World Index	—	15.83	–1.18	7.51

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2012 Annual Report	11

CREF Global Equities Account

Expense example

Six months ended December 31, 2012

CREF Global Equities Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,095.77	$2.90
5% annual hypothetical return	1,000.00	1,022.37	2.80

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.55%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.53%

Portfolio composition

Sector	% of net assets as of 12/31/2012

Financials	21.2
Consumer discretionary	13.6
Information technology	12.6
Industrials	11.1
Health care	9.7
Consumer staples	8.8
Energy	8.7
Materials	8.1
Telecommunication services	2.5
Utilities	2.4
Short-term investments, other assets & liabilities, net	1.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012

More than $50 billion	41.4
More than $15 billion–$50 billion	29.2
More than $2 billion–$15 billion	27.4
$2 billion or less	2.0

Total	100.0

Holdings by country

% of portfolio investments as of 12/31/2012

United States	50.9
United Kingdom	8.8
Japan	7.2
Canada	3.9
Germany	3.6
France	3.4
Switzerland	3.2
Australia	2.5
36 other nations	12.9
Short-term investments	3.6

Total	100.0

12	2012 Annual Report ▪ College Retirement Equities Fund

CREF Growth Account

Performance for the twelve months ended December 31, 2012

The CREF Growth Account returned 15.87% for the year, compared with the 15.26% return of its benchmark, the Russell 1000® Growth Index.

          U.S. stocks performed much better than in 2011, when they returned just 1.03%, as measured by the Russell 3000® Index. Most of the 16.42% gain of stocks in 2012 came in the first quarter. For much of the rest of the year, equity markets were overshadowed by concerns about slowing global growth, sovereign debt problems in Europe and political uncertainty in the United States.

          Large-cap growth stocks, however, trailed the broad U.S. stock market by more than a percentage point. In the growth category, they outpaced the 14.59% return of small caps but lagged the 15.81% return of mid-cap issues. (Returns by capitalization size and investment style are based on the Russell indexes.)

For the ten years ended December 31, 2012, the Russell 1000 Growth Index posted an average annual return of 7.52%, slightly less than the 7.68% average return of the Russell 3000 Index.

Sound stock choices boost the account’s relative return

All but one of the Russell 1000 Growth Index’s ten industry sectors scored positive results for 2012, and seven recorded double-digit gains. Information technology, the benchmark’s largest sector, returned 16.5% and made the biggest contribution to results. Consumer discretionary (up 20.2%) and health care (up 24.0%) also made significant contributions. Together, these three sectors made up almost two-thirds of the index’s total market capitalization on December 31, 2012. Utilities posted a 3.9% loss, and energy’s 8.8% return lagged the index, but because these two sectors made up less than 5% of the index they had a limited effect on its overall performance.

          The account surpassed its benchmark because of numerous successful stock selections. These included underweight positions in Intel and Exxon Mobil, both of which lagged the benchmark. Overweights in Amazon, casino operator Las Vegas Sands and Visa also helped relative performance.

          Those positive contributors were partly offset by detractions from other stock choices, such as overweights in Google and Herbalife, a global nutrition company. Nonbenchmark positions in Japanese social networking provider Gree and clothing retailer Burberry, and an underweight holding in Wynn Resorts also constrained returns slightly.

College Retirement Equities Fund ▪ 2012 Annual Report	13

CREF Growth Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Growth Account	4/29/1994	15.87%	2.08%	6.93%

Russell 1000® Growth Index	—	15.26	3.12	7.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

14	2012 Annual Report ▪ College Retirement Equities Fund

CREF Growth Account

Expense example

Six months ended December 31, 2012

CREF Growth Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,049.99	$2.47
5% annual hypothetical return	1,000.00	1,022.72	2.44

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.48%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.47%

Portfolio composition

Sector	% of net assets as of 12/31/2012

Information technology	31.4
Consumer discretionary	17.9
Health care	12.8
Industrials	12.3
Consumer staples	9.3
Financials	5.8
Materials	4.4
Energy	3.6
Telecommunication services	1.5
Utilities	0.1
Short-term investments, other assets & liabilities, net	0.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012

More than $50 billion	46.0
More than $15 billion–$50 billion	26.0
More than $2 billion–$15 billion	27.7
$2 billion or less	0.3

Total	100.0

College Retirement Equities Fund ▪ 2012 Annual Report	15

CREF Equity Index Account

Performance for the twelve months ended December 31, 2012

The CREF Equity Index Account returned 15.98% for the year, compared with the 16.42% return of its benchmark, the Russell 3000® Index.

          For the period, the account’s return trailed that of its benchmark primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account benefited from participating in a securities lending program and had a risk profile similar to that of its benchmark.

          U.S. stocks performed much better than in 2011, when they returned just 1.03%, as measured by the Russell 3000 Index. Most of the gain of stocks in 2012 came in the first quarter. For much of the rest of the year, equity markets were overshadowed by concerns about slowing global growth, sovereign debt problems in Europe and political uncertainty in the United States.

          For the period, companies of different capitalization sizes performed within a narrow range. Mid-cap stocks led with a 17.28% gain, while large- and small-cap issues returned 16.42% and 16.35%, respectively. Value stocks outperformed their growth counterparts, 17.55% to 15.21%. (Returns by investment style and market capitalization are based on the Russell indexes.)

Financials push the benchmark higher

For the year, all ten industry sectors of the Russell 3000 Index generated positive returns, and eight achieved double-digit gains. Financial stocks were the driving force; they soared 26.2% and were the benchmark’s second-largest sector in terms of market capitalization on December 31, 2012. Many investors were drawn to financials because of their generally attractive valuations and improving business fundamentals. The benchmark’s largest sector, information technology (up 14.0%), and consumer discretionary (up 24.8%) also gave the index a lift. Together, these three sectors made up almost half of the benchmark at period-end.

          The two weakest sectors were energy and utilities, which returned 3.9% and 2.1%, respectively. Traditionally viewed as a defensive sector, utilities were hindered by investor preference for riskier securities, particularly during the fourth quarter of the year. Energy stocks were constrained by falling oil prices.

          Two of the benchmark’s five largest stocks, in terms of market capitalization at period-end, scored exceptional gains for the year. Apple advanced 32.6%, and General Electric climbed 21.3%. The others, however—IBM, Chevron and Exxon Mobil—lagged far behind the broad market, returning 5.9%, 5.1% and 4.7%, respectively.

16	2012 Annual Report ▪ College Retirement Equities Fund

CREF Equity Index Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Equity Index Account	4/29/1994	15.98%	1.67%	7.25%

Russell 3000 Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2012 Annual Report	17

CREF Equity Index Account

Expense example

Six months ended December 31, 2012

CREF Equity Index Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,062.90	$2.23
5% annual hypothetical return	1,000.00	1,022.97	2.19

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.43%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.43%

Portfolio composition

Sector	% of net assets as of 12/31/2012

Information technology	18.2
Financials	17.0
Consumer discretionary	12.4
Health care	11.7
Industrials	11.2
Energy	9.9
Consumer staples	9.2
Materials	4.0
Utilities	3.4
Telecommunication services	2.7

Short-term investments, other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012

More than $50 billion	42.8
More than $15 billion–$50 billion	25.5
More than $2 billion–$15 billion	24.9
$2 billion or less	6.8

Total	100.0

18	2012 Annual Report ▪ College Retirement Equities Fund

CREF Bond Market Account

Performance for the twelve months ended December 31, 2012

The CREF Bond Market Account returned 5.29% for the year, compared with the 4.21% return of its benchmark, the Barclays U.S. Aggregate Bond Index.

          In 2012 the U.S. economy showed signs of improvement. Gross domestic product grew by 2.6% in the third quarter, on a year-over-year basis. Nevertheless, persistently high unemployment, stagnant household income and reduced business investment continued to restrain growth.

          Aiming to stimulate the economy by further lowering long-term interest rates, the Federal Reserve extended its bond buying initiatives into 2013. The Fed also signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% until unemployment falls below 6.5%.

          The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 2.37% for the first half of 2012, when a global economic slowdown in the second quarter triggered a stock sell-off, and investors sought safety in U.S. Treasuries and other fixed-income securities. When growth resumed, however, newly confident investors once again sought higher yields in riskier investments, and the Barclays aggregate index returned just 1.80% for the second half of the year.

Corporate securities lead the index

Corporate bonds, which represented one-fifth of the benchmark at year-end, returned 9.8% in 2012, as strong demand pushed up their prices. U.S. mortgage-backed securities, comprising nearly one-third of the index, earned 2.6%, while the commercial mortgage-backed, asset-backed and U.S. agency sectors returned 9.7%, 3.7% and 3.0%, respectively.

The benchmark’s largest sector, U.S. Treasuries, returned 2.0% for the year. The yield on 10-year Treasuries fell from 1.89% at year-end 2011 to 1.78% on December 31, 2012.

          The account outperformed its benchmark by more than one percentage point mainly because of an overweight position in high-quality corporate bonds and astute security selections in that sector; these provided greater yields than Treasury and agency securities, while offering relative safety. Holdings in commercial mortgage-backed and asset-backed securities also boosted relative results, as did selective out-of-benchmark investments in high-yield and emerging market securities.

These positive results were partly offset by the negative effects of the account’s long-standing underweight position in U.S. Treasury securities, which led the benchmark in the second quarter.

College Retirement Equities Fund ▪ 2012 Annual Report	19

CREF Bond Market Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Bond Market Account	3/1/1990	5.29%	5.42%	4.79%

Barclays U.S. Aggregate Bond Index	—	4.21	5.95	5.18

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

20	2012 Annual Report ▪ College Retirement Equities Fund

CREF Bond Market Account

Expense example

Six months ended December 31, 2012

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Bond Market Account	(7/1/12)	(12/31/12)	(7/1/12–12/31/12)

Actual return	$1,000.00	$1,023.81	$2.29
5% annual hypothetical return	1,000.00	1,022.87	2.29

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.45%

Portfolio composition

% of net assets
as of 12/31/2012

Mortgage-backed securities†	29.0
Corporate bonds	25.4
Foreign government & corporate
bonds denominated in U.S. dollars	17.9
U.S. Treasury securities	14.8
U.S. agency securities	4.1
Asset-backed securities	2.5
Commercial mortgage-backed securities	1.9
Municipal bonds	1.6
Bank loan obligations	0.1
Short-term investments,
other assets & liabilities, net	2.7

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 12/31/2012

Less than 1 year	6.3
1–3 years	28.4
3–5 years	24.2
5–10 years	28.5
Over 10 years	12.6

Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 12/31/2012

Aaa/AAA	55.3
Aa/AA	9.7
A/A	16.0
Baa/BBB	14.8
Ba/BB	2.5
B/B	0.6
Below B/B	0.3
Non-rated	0.8

Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ▪ 2012 Annual Report	21

CREF Inflation-Linked Bond Account

Performance for the twelve months ended December 31, 2012

The CREF Inflation-Linked Bond Account returned 6.40% for the year, compared with the 6.98% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).

          The Consumer Price Index rose 1.7% in 2012, the third-smallest calendar year increase in the past ten years, according to the U.S. Bureau of Labor Statistics, and about half its 3.0% rise in 2011. This deceleration reflected the relatively modest pace of economic growth during the year, the result of persistently high unemployment, reduced business investment and less government spending. Oil prices, usually the main driver of inflation, fell 7%, from $99 a barrel at year-end 2011 to $92 on December 31, 2012.

          Expanding its efforts to stimulate the economy, the Federal Reserve initiated a new round of bond buying in an attempt to lower long-term interest rates. Concerned about price stability as well as unemployment, the Fed signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% until inflation reaches 2.5% and unemployment falls below 6.5%.

TIPS lose luster but top the broad bond market

The return of TIPS was slightly more than half their 13.56% return in 2011. When slowing economic growth triggered a stock sell-off in the first half of 2012, many investors turned to the relative safety of U.S. Treasury securities, including TIPS, and the benchmark rose 4.04% for the six months. However, as the economy gained momentum in the year’s second half, many investors sought higher returns in riskier investments, such as stocks and high-yield bonds, and TIPS returned just 2.82%.

          Nevertheless, the return of TIPS outpaced the 4.21% gain of the broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. For the ten years ended December 31, 2012, TIPS outperformed the broad bond market, 6.65% to 5.18%.

          In 2012 the account trailed the TIPS index primarily because the account’s return includes a deduction for expenses, while the benchmark’s does not. Because the account’s portfolio is similar to that of the TIPS index, the above discussion of the benchmark’s performance also applies to the performance of the account.

          During the year, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of the TIPS index. This strategy helped the account’s risk and reward characteristics resemble more closely those of its benchmark.

22	2012 Annual Report ▪ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	5/1/1997	6.40%	6.54%	6.15%

Barclays U.S. Treasury
Inflation Protected Securities
Index (Series-L)	—	6.98	7.04	6.65

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

College Retirement Equities Fund ▪ 2012 Annual Report	23

CREF Inflation-Linked Bond Account

Expense example

Six months ended December 31, 2012

CREF Inflation-Linked Bond Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,026.43	$2.29
5% annual hypothetical return	1,000.00	1,022.87	2.29

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.45%

Portfolio composition

% of net assets
as of 12/31/2012

U.S. Treasury securities	99.3
Short-term investments,
other assets & liabilities, net	0.7

Total	100.0

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 12/31/2012

1–3 years	17.9
3–5 years	18.3
5–10 years	30.5
Over 10 years	33.3

Total	100.0

24	2012 Annual Report ▪ College Retirement Equities Fund

CREF Social Choice Account

Performance for the twelve months ended December 31, 2012

The CREF Social Choice Account returned 10.98% for the year, compared with the 11.62% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. The account screens investments according to social criteria, while its benchmark does not.

          Because of its social screens, the account did not invest in a number of stocks and bonds that were included in the indexes that are components of its composite benchmark. The account’s underperformance was due in part to its exclusion of Apple, whose stock rose 32.6% for the year, as a result of successful product releases. The absence of three well-performing financial companies—Bank of America (up 109.8%), Citigroup (up 50.6%) and JPMorgan Chase (up 36.2%)—reduced the account’s results as well.

          In contrast, the account’s exclusion of lagging energy giants Exxon Mobil, Chevron, Occidental Petroleum and Royal Dutch Shell enhanced relative performance. Energy stocks came under pressure as a result of falling oil and natural gas prices.

Account trails the index in an upward market

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

          During the period, the account’s results were negatively affected by several overweight positions in the technology sector that did not perform as expected. Chief among these were Hewlett-Packard, Dell and Intel, which lost 43.1%, 29.6% and 12.0%, respectively. An overweight in British energy provider BG Group trimmed returns as well.

          These unfavorable effects were partly offset by several positive contributors to relative performance, including overweight holdings in chemical company LyondellBasell, biotechnology firm Gilead Sciences and telecommunications provider Sprint Nextel.

Bonds lift account’s relative return

For the twelve months, the account’s fixed-income component generated a positive return and outpaced the Barclays aggregate index. This outperformance was due in large part to successful investments in corporate bonds, commercial mortgage-backed securities and municipal bonds.

College Retirement Equities Fund ▪ 2012 Annual Report	25

CREF Social Choice Account

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Social Choice Account	3/1/1990	10.98%	3.46%	6.47%

CREF Social Choice
Composite Benchmark*	—	11.62	3.38	6.63

Broad market index
Russell 3000® Index	—	16.42	2.04	7.68

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On December 31, 2012, the CREF Social Choice Composite Benchmark consisted of: 47.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 13.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s composite benchmark and of a broad market index during the same period.

26	2012 Annual Report ▪ College Retirement Equities Fund

CREF Social Choice Account

Expense example

Six months ended December 31, 2012

CREF Social Choice Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,060.46	$2.38
5% annual hypothetical return	1,000.00	1,022.82	2.34

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.46%.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.45%

Portfolio composition

% of net assets as of 12/31/2012

Equities	60.6
Long-term bonds	38.2
Short-term investments, other assets & liabilities, net	1.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2012

More than $50 billion	25.0
More than $15 billion–$50 billion	44.5
More than $2 billion–$15 billion	27.6
$2 billion or less	2.9

Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments as of 12/31/2012)

Less than 1 year	5.4
1–3 years	24.7
3–5 years	25.9
5–10 years	30.1
Over 10 years	13.9

Total	100.0

College Retirement Equities Fund ▪ 2012 Annual Report	27

CREF Money Market Account

Performance for the twelve months ended December 31, 2012

The CREF Money Market Account returned 0.00% for the year, compared with the 0.03% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

          During 2012, the U.S. economy slowly improved. Gross domestic product, which measures the value of all goods and services produced in the United States, grew by 2.6% in the third quarter, on a year-over-year basis. Nevertheless, persistently high unemployment, stagnant household income and reduced business investment continued to restrain growth.

          Aiming to stimulate the economy by further lowering long-term interest rates, the Federal Reserve began a sizable new bond buying initiative and extended through year-end its purchases of longer-term U.S. Treasury securities and sales of shorter-term holdings. The Fed also signaled its intention to keep its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) near 0% until unemployment falls below 6.5%.

          As the supply of short-term Treasuries increased in the marketplace, their prices fell, sending yields slightly higher. The yield on six-month Treasuries went from 0.06% at year-end 2011 to 0.11% one year later.

          Conversely, LIBOR yields fell to a greater degree, following government investigations into possible rate manipulation by several major banks. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, has historically been the most widely used benchmark for short-term rates.) The yield on the three-month LIBOR declined from 0.58% at the end of 2011 to 0.31% on December 31, 2012.

Strategies focus on both safety and yield

In pursuit of relative value and to comply with SEC regulations, the account maintained more than half of its portfolio in U.S. Treasury and agency securities. For additional yield, it purchased U.S. government floating-rate securities with one-year maturities. Although some money market funds returned to the still-risky European market in search of higher yields, the account continued to avoid that region in favor of high-quality Canadian and Australian banks. On December 24, 2012, the account’s weighted average maturity was 52 days, versus 48 days for the average iMoneyNet fund.

          Within the extremely low interest rate environment, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to prevent the account’s yield from being negative.

28	2012 Annual Report ▪ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended December 24, 2012*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of December 31, 2012

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years

CREF Money Market Account†	4/1/1988	0.00%	0.51%	1.67%

iMoneyNet Money Fund Report Averages—All Taxable‡	—	0.03	0.46	1.54

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. As with any investment, you can lose money by investing in this account.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010 are subject to possible recovery by TIAA under certain conditions.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ▪ 2012 Annual Report	29

CREF Money Market Account

Expense example

Six months ended December 31, 2012

CREF Money Market Account	Beginning account value (7/1/12)	Ending account value (12/31/12)	Expenses paid during period (7/1/12–12/31/12	* )

Actual return	$1,000.00	$1,000.00	$0.96
5% annual hypothetical return	1,000.00	1,024.18	0.97

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/366. There were 184 days in the six months ended December 31, 2012. The account’s annualized six-month expense ratio for that period was 0.19%. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 6.

Actual expenses

Net expense ratio for the one-year period ended 12/31/2012	0.17%

Portfolio composition

% of net assets as of 12/31/2012

U.S. government agency securities	30.4
Commercial paper	29.5
U.S. Treasury securities	19.7
Floating rate securities, government	17.2
Certificates of deposit	3.2

Total	100.0

30	2012 Annual Report ▪ College Retirement Equities Fund

Summary portfolio of investments

CREF Stock Account ▪ December 31, 2012

Principal	Issuer	Value (000)	% of net assets

BONDS
CORPORATE BONDS
CAPITAL GOODS		$27	0.0%

DIVERSIFIED FINANCIALS		3,891	0.0

FOOD & STAPLES RETAILING		40	0.0

REAL ESTATE		19	0.0

	TOTAL CORPORATE BONDS (Cost $2,744)	3,977	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES		303	0.0

	TOTAL GOVERNMENT BONDS (Cost $304)	303	0.0

	TOTAL BONDS (Cost $3,048)	4,280	0.0

EQUITY-LINKED NOTES
BANKS		1,341	0.0

CAPITAL GOODS		436	0.0

DIVERSIFIED FINANCIALS		1,002	0.0

	TOTAL EQUITY LINKED NOTES (Cost $2,631)	2,779	0.0

Shares	Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS		2,062,396	1.9

BANKS
10,991,060	US Bancorp	351,055	0.3
27,722,009	Wells Fargo & Co	947,538	0.9
	Other	5,374,504	5.1

		6,673,097	6.3

CAPITAL GOODS
5,319,740	Boeing Co	400,896	0.4
44,389,784	General Electric Co	931,742	0.9
5,947,210	Honeywell International, Inc	377,469	0.3
	Other	6,745,546	6.4

		8,455,653	8.0

COMMERCIAL & PROFESSIONAL SERVICES		1,338,890	1.3

CONSUMER DURABLES & APPAREL		1,857,996	1.8

CONSUMER SERVICES		2,144,850	2.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	31

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

DIVERSIFIED FINANCIALS
41,541,582		Bank of America Corp	$481,882	0.5%
17,451,765		Citigroup, Inc	690,392	0.6
7,503,000	*,a,e	Japan Asia Investment Co Ltd	6,408	0.0
16,871,515		JPMorgan Chase & Co	741,841	0.7
		Other	3,772,365	3.6

			5,692,888	5.4

ENERGY
7,633,759		Chevron Corp	825,514	0.8
17,726,116		Exxon Mobil Corp	1,534,195	1.4
6,276,148		Occidental Petroleum Corp	480,816	0.5
6,142,239		Schlumberger Ltd	425,596	0.4
		Other	6,834,540	6.4

			10,100,661	9.5

FOOD & STAPLES RETAILING
6,394,192		Wal-Mart Stores, Inc	436,276	0.4
		Other	1,354,998	1.3

			1,791,274	1.7

FOOD, BEVERAGE & TOBACCO
11,549,515		Altria Group, Inc	362,886	0.3
17,923,889		Coca-Cola Co	649,741	0.6
5,682,481		PepsiCo, Inc	388,852	0.4
9,897,634		Philip Morris International, Inc	827,838	0.8
		Other	3,619,374	3.4

			5,848,691	5.5

HEALTH CARE EQUIPMENT & SERVICES
9,191,904		Abbott Laboratories	602,070	0.6
		Other	3,232,358	3.0

			3,834,428	3.6

HOUSEHOLD & PERSONAL PRODUCTS
9,647,617		Procter & Gamble Co	654,977	0.6
		Other	944,545	0.9

			1,599,522	1.5

INSURANCE
3,990,104	e	ACE Ltd	318,410	0.3
6,274,332	*	Berkshire Hathaway, Inc (Class B)	562,807	0.6
		Other	3,094,675	2.9

			3,975,892	3.8

MATERIALS
3,530,471		Monsanto Co	334,159	0.3
		Other	6,869,937	6.5

			7,204,096	6.8

32	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

MEDIA
17,067,794		Comcast Corp (Class A)	$637,994	0.6%
9,254,848		Walt Disney Co	460,799	0.4
		Other	2,394,351	2.3

			3,493,144	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,256,094		Amgen, Inc	367,386	0.4
3,775,100		Bayer AG.	360,000	0.3
4,758,109	*	Gilead Sciences, Inc	349,483	0.3
10,798,034	e	Johnson & Johnson	756,942	0.7
10,835,103		Merck & Co, Inc	443,589	0.4
22,167,242	*,a	MPM Bioventures II	4,846	0.0
44,059,992		Pfizer, Inc	1,105,025	1.1
4,254,176	*,a	Skyline Venture Fund II Ltd	246	0.0
		Other	3,803,517	3.6

			7,191,034	6.8

REAL ESTATE			3,847,215	3.6

RETAILING
1,570,100	*	Amazon.com, Inc	394,315	0.4
6,978,904		Home Depot, Inc	431,645	0.4
		Other	3,140,064	2.9

			3,966,024	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
17,010,995	e	Intel Corp	350,937	0.3
247,793		Samsung Electronics Co Ltd	356,029	0.4
		Other	1,473,396	1.4

			2,180,362	2.1

SOFTWARE & SERVICES
7,098,475	*	eBay, Inc	362,164	0.4
1,206,766	*	Google, Inc (Class A)	856,044	0.8
4,611,221		International Business Machines Corp	883,279	0.8
32,659,421		Microsoft Corp	872,986	0.8
23,197,348		Oracle Corp	772,936	0.7
2,493,807		Visa, Inc (Class A)	378,011	0.4
		Other	3,455,119	3.2

			7,580,539	7.1

TECHNOLOGY HARDWARE & EQUIPMENT
4,545,617		Apple, Inc	2,422,950	2.3
30,191,911		Cisco Systems, Inc	593,271	0.6
9,482,789		Qualcomm, Inc	588,123	0.5
		Other	2,347,010	2.2

			5,951,354	5.6

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	33

Summary portfolio of investments	continued

CREF Stock Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

TELECOMMUNICATION SERVICES
18,667,632	e	AT&T, Inc	$629,286	0.6%
9,742,303		Verizon Communications, Inc	421,550	0.4
		Other	2,002,351	1.9

			3,053,187	2.9

TRANSPORTATION
2,745,744		Union Pacific Corp	345,195	0.3
		Other	1,911,462	1.8

			2,256,657	2.1

UTILITIES			3,338,001	3.2

		TOTAL COMMON STOCKS (Cost $93,546,997)	105,437,851	99.5

PREFERRED STOCKS
DIVERSIFIED FINANCIALS			1,866	0.0

FOOD, BEVERAGE & TOBACCO			62,441	0.1

REAL ESTATE			21	0.0

		TOTAL PREFERRED STOCKS (Cost $41,406)	64,328	0.1

RIGHTS / WARRANTS
CAPITAL GOODS			204	0.0

COMMERCIAL & PROFESSIONAL SERVICES			24	0.0

CONSUMER SERVICES			2	0.0

DIVERSIFIED FINANCIALS			12	0.0

ENERGY			1,005	0.0

FOOD, BEVERAGE & TOBACCO			5	0.0

HEALTH CARE EQUIPMENT & SERVICES			22	0.0

MATERIALS			44	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
588,021	a	Allos Therapeutics, Inc	12	0.0
		Other	484	0.0

			496	0.0

REAL ESTATE			16	0.0

TECHNOLOGY HARDWARE & EQUIPMENT			11	0.0

TELECOMMUNICATION SERVICES			15	0.0

TRANSPORTATION			3	0.0

		TOTAL RIGHTS / WARRANTS (Cost $1,146)	1,859	0.0

34	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Stock Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$19,999	0.0%

TREASURY DEBT				416,316	0.4

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT
$ 800,000,000	n	Barclays	0.200%, 01/02/13	800,000	0.7
614,000,000	o	Calyon	0.180%, 01/02/13	614,000	0.6
500,000,000	p	CSFB	0.200%, 01/02/13	500,000	0.5
608,000,000	q	Merrill Lynch	0.070%, 01/02/13	608,000	0.6
1,179,000,000	r	Other Repurchase Agreements 0.150 – 0.280%, 01/02/13		1,179,000	1.1

				3,701,000	3.5

VARIABLE RATE SECURITIES				247,716	0.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				3,948,716	3.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $4,387,121)	4,385,031	4.1

		TOTAL PORTFOLIO	(Cost $97,982,349)	109,896,128	103.7
		OTHER ASSETS & LIABILITIES, NET		(3,922,789)	(3.7)

		NET ASSETS		$105,973,339	100.0%

*	Non-income producing.
a	Affiliated holding.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $4,331,121,000.
n	Agreement with Barclays, 0.20% dated 12/31/12 to be repurchased at $800,009,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $816,001,000.
o	Agreement with Calyon, 0.18% dated 12/31/12 to be repurchased at $614,006,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $626,280,000.
p	Agreement with CSFB, 0.20% dated 12/31/12 to be repurchased at $500,006,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $510,008,000.
q	Agreement with Merrill Lynch, 0.070% dated 12/31/12 to be repurchased at $608,004,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $620,160,000.
r	Agreements, 0.150% – 0.280% dated 12/31/12 to be repurchased at $1,179,017,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $1,198,427,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/12, the aggregate value of restricted securities amounted to $1,122,000 or 0.0% of net assets.

At 12/31/12, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $1,210,000 or 0.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	35

Summary of market values by country

CREF Stock Account ▪ December 31, 2012

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$76,332,437	69.5%

TOTAL DOMESTIC	76,332,437	69.5

FOREIGN
ARGENTINA	1,682	0.0
AUSTRALIA	1,644,808	1.5
AUSTRIA	104,433	0.1
BELGIUM	225,325	0.2
BERMUDA	39,967	0.0
BRAZIL	964,246	0.9
CAMBODIA	1,972	0.0
CANADA	2,772,970	2.5
CAYMAN ISLANDS	1,575	0.0
CHILE	146,452	0.1
CHINA	1,476,681	1.4
COLOMBIA	112,711	0.1
CYPRUS	5,971	0.0
CZECH REPUBLIC	27,007	0.0
DENMARK	240,580	0.2
EGYPT	21,061	0.0
FINLAND	134,779	0.1
FRANCE	1,985,272	1.8
GERMANY	1,878,111	1.7
GIBRALTAR	1,497	0.0
GREECE	30,416	0.0
GUERNSEY, C.I.	2,660	0.0
HONG KONG	815,047	0.7
HUNGARY	16,979	0.0
INDIA	651,289	0.6
INDONESIA	252,360	0.2
IRELAND	247,107	0.2
ISLE OF MAN	4,345	0.0
ISRAEL	183,074	0.2
ITALY	491,801	0.5
JAPAN	4,534,439	4.1

Country	Value (000)	% of total portfolio

JERSEY, C.I.	$5,997	0.0%
KOREA, REPUBLIC OF	1,268,159	1.2
LIECHTENSTEIN	442	0.0
LUXEMBOURG	37,054	0.0
MACAU	66,076	0.1
MALAYSIA	265,001	0.2
MEXICO	431,875	0.4
MONACO	1,894	0.0
MOROCCO	5,330	0.0
NETHERLANDS	1,059,523	1.1
NEW ZEALAND	69,451	0.1
NIGERIA	1,341	0.0
NORWAY	287,708	0.3
PANAMA	21,980	0.0
PERU	39,374	0.0
PHILIPPINES	105,340	0.1
POLAND	123,745	0.1
PORTUGAL	20,453	0.0
PUERTO RICO	1,510	0.0
RUSSIA	460,606	0.4
SINGAPORE	341,523	0.3
SOUTH AFRICA	604,434	0.6
SPAIN	463,266	0.4
SWEDEN	603,224	0.6
SWITZERLAND	1,807,489	1.6
TAIWAN	896,083	0.8
THAILAND	215,831	0.2
TURKEY	202,185	0.2
UKRAINE	5,508	0.0
UNITED ARAB EMIRATES	22,660	0.0
UNITED KINGDOM	5,112,012	4.7

TOTAL FOREIGN	33,563,691	30.5

TOTAL PORTFOLIO	$109,896,128	100.0%

36	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Global Equities Account ▪ December 31, 2012

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUSTRALIA
1,791,481	BHP Billiton Ltd	$69,940	0.4%
	Other	315,296	2.1

		385,236	2.5

AUSTRIA		26,256	0.2

BELGIUM		85,605	0.6

BERMUDA		7,448	0.1

BRAZIL		27,474	0.2

CANADA		599,401	3.9

CHINA		114,831	0.8

COLOMBIA		17,507	0.1

DENMARK		63,846	0.4

FINLAND		30,476	0.2

FRANCE
1,004,579	BNP Paribas	57,191	0.4
	Other	475,337	3.1

		532,528	3.5

GERMANY
545,464	Allianz AG.	76,036	0.5
944,587	Bayer AG.	90,078	0.6
707,689	SAP AG.	56,907	0.4
	Other	337,661	2.2

		560,682	3.7

GREECE		591	0.0

HONG KONG		174,870	1.2

INDIA		78,694	0.5

INDONESIA		9,756	0.1

IRELAND		128,137	0.8

ISLE OF MAN		2,242	0.0

ISRAEL		27,747	0.2

ITALY		148,920	1.0

JAPAN
2,180,448	Toyota Motor Corp	101,819	0.7
	Other	1,021,426	6.7

		1,123,245	7.4

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	37

Summary portfolio of investments	continued

CREF Global Equities Account ▪ December 31, 2012

Shares	Company	Value (000)	% of net assets

JERSEY, C.I.		$831	0.0%

KOREA, REPUBLIC OF		42,088	0.3

LUXEMBOURG		3,799	0.0

MACAU		360	0.0

MALAYSIA		12,023	0.1

MEXICO		40,770	0.3

NETHERLANDS		311,170	2.0

NEW ZEALAND		1,733	0.0

NORWAY		83,092	0.5

PHILIPPINES		16,788	0.1

PORTUGAL		1,387	0.0

RUSSIA		6,895	0.0

SINGAPORE		82,855	0.5

SOUTH AFRICA		31,703	0.2

SPAIN		153,849	1.0

SWEDEN		135,855	0.9

SWITZERLAND
1,277,783	Nestle S.A.	83,367	0.6
379,664	Roche Holding AG.	76,761	0.5
149,201	Syngenta AG.	60,275	0.4
	Other	275,355	1.8

		495,758	3.3

TAIWAN		43,183	0.3

THAILAND		32,048	0.2

TURKEY		43,854	0.3

UKRAINE		9,036	0.1

UNITED KINGDOM
20,581,481	Barclays plc	89,405	0.6
6,793,235	HSBC Holdings plc	71,986	0.5
1,294,518	Rio Tinto plc	75,504	0.5
2,436,290	Standard Chartered plc	63,051	0.4
	Other	1,066,706	7.0

		1,366,652	9.0

38	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Global Equities Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

UNITED STATES
851,668		Abbott Laboratories		$55,784	0.4%
728,217		ACE Ltd		58,112	0.4
687,357		Amgen, Inc		59,333	0.4
562,024		Apple, Inc		299,576	2.0
3,297,967		AT&T, Inc		111,174	0.7
683,474	*	Berkshire Hathaway, Inc (Class B)		61,308	0.4
1,243,043		Chevron Corp		134,423	0.9
4,399,496		Cisco Systems, Inc		86,450	0.6
1,956,105		Citigroup, Inc		77,383	0.5
1,978,729		Coca-Cola Co		71,729	0.5
2,043,200		Comcast Corp (Class A)		76,375	0.5
2,247,883	d	Exxon Mobil Corp		194,554	1.3
5,775,820		General Electric Co		121,234	0.8
149,121	*	Google, Inc (Class A)		105,782	0.7
1,205,548		Home Depot, Inc		74,563	0.5
1,009,912		Honeywell International, Inc		64,099	0.4
739,353		International Business Machines Corp		141,623	0.9
2,377,043		iShares MSCI EAFE Index Fund		135,064	0.9
1,503,582		Johnson & Johnson		105,401	0.7
2,261,310		JPMorgan Chase & Co		99,430	0.6
1,561,173		Merck & Co, Inc		63,914	0.4
3,744,384		Microsoft Corp		100,087	0.6
880,027		Occidental Petroleum Corp		67,419	0.4
3,065,770		Oracle Corp		102,151	0.7
5,898,431		Pfizer, Inc		147,933	1.0
1,167,082		Philip Morris International, Inc		97,615	0.6
1,352,372		Procter & Gamble Co		91,813	0.6
1,133,485		Qualcomm, Inc		70,299	0.4
819,858		Schlumberger Ltd		56,808	0.4
843,818		SPDR Trust Series 1		120,261	0.8
443,890		Union Pacific Corp		55,806	0.4
1,031,052		UnitedHealth Group, Inc		55,924	0.4
1,835,976		US Bancorp		58,641	0.4
3,847,643		Wells Fargo & Co		131,512	0.8
		Other		4,589,686	30.2

				7,943,266	52.2

		TOTAL COMMON STOCKS	(Cost $13,393,792)	15,004,487	98.7

RIGHTS / WARRANTS
MALAYSIA				13	0.0

SINGAPORE				4	0.0

SPAIN				52	0.0

UNITED STATES				564	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $346)	633	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	39

Summary portfolio of investments	concluded

CREF Global Equities Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
TREASURY DEBT
$112,000,000	d	United States Treasury Bill	0.020%–0.100%, 01/17/13	$111,998	0.7%
		Other		70,592	0.5

				182,590	1.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASE AGREEMENT
106,000,000	n	Barclays	0.200%, 01/02/13	106,000	0.7
58,000,000	o	Deutsche Bank	0.150%, 01/02/13	58,000	0.4
167,000,000	p	Other Repurchase Agreements	0.070%–0.180%, 01/02/13	167,000	1.1

				331,000	2.2

VARIABLE RATE SECURITIES				43,067	0.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				374,067	2.4

		TOTAL SHORT-TERM INVESTMENTS	(Cost $557,017)	556,657	3.6

		TOTAL PORTFOLIO	(Cost $13,951,155)	15,561,777	102.3
		OTHER ASSETS & LIABILITIES, NET		(354,093)	(2.3)

		NET ASSETS		$15,207,684	100.0%

Abbreviation(s):
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
n	Agreement with Barclays, 0.20% dated 12/31/12 to be repurchased at $106,001,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $108,120,000.
o	Agreement with Deutsche Bank, 0.15% dated 12/31/12 to be repurchased at $58,000,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $59,160,000.
p	Agreements, 0.070%–0.180% dated 12/31/12 to be repurchased at $167,001,000 on 1/2/13, collateralized by U.S. Government Agency Securities valued at $170,342,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $490,267,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector

CREF Global Equities Account ▪ December 31, 2012

Sector	Value (000)	% of net assets

FINANCIALS	$3,211,399	21.2%
CONSUMER DISCRETIONARY	2,073,249	13.6
INFORMATION TECHNOLOGY	1,913,052	12.6
INDUSTRIALS	1,690,664	11.1
HEALTH CARE	1,481,650	9.7
CONSUMER STAPLES	1,335,562	8.8
ENERGY	1,315,660	8.7
MATERIALS	1,238,645	8.1
TELECOMMUNICATION SERVICES	385,486	2.5
UTILITIES	359,753	2.4
SHORT-TERM INVESTMENTS	556,657	3.6
OTHER ASSETS & LIABILITES, NET	(354,093)	(2.3)

NET ASSETS	$15,207,684	100.0%

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	41

Summary portfolio of investments

CREF Growth Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$122,563	0.8%

BANKS			31,682	0.2

CAPITAL GOODS
1,989,353		Boeing Co	149,918	1.0
745,421		Cummins, Inc	80,766	0.5
1,206,489		Honeywell International, Inc	76,576	0.5
709,752		Precision Castparts Corp	134,441	0.9
405,094		W.W. Grainger, Inc	81,979	0.6
		Other	762,951	5.1

			1,286,631	8.6

COMMERCIAL & PROFESSIONAL SERVICES			196,208	1.3

CONSUMER DURABLES & APPAREL
1,519,198		Nike, Inc (Class B)	78,391	0.5
		Other	284,694	1.9

			363,085	2.4

CONSUMER SERVICES
2,006,555		Las Vegas Sands Corp	92,622	0.6
1,181,156		McDonald’s Corp	104,190	0.7
1,799,442		Starbucks Corp	96,486	0.7
		Other	184,698	1.2

			477,996	3.2

DIVERSIFIED FINANCIALS
2,220,750	e	iShares Russell 1000 Growth Index Fund	145,437	1.0
		Other	359,385	2.4

			504,822	3.4

ENERGY
3,122,678		Schlumberger Ltd	216,370	1.4
		Other	323,278	2.2

			539,648	3.6

FOOD & STAPLES RETAILING
1,823,368		Wal-Mart Stores, Inc	124,408	0.8
		Other	156,001	1.1

			280,409	1.9

FOOD, BEVERAGE & TOBACCO
5,348,044		Coca-Cola Co	193,867	1.3
2,152,417		PepsiCo, Inc	147,290	1.0
2,611,665		Philip Morris International, Inc	218,440	1.4
		Other	341,285	2.3

			900,882	6.0

42	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Growth Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
2,279,499		Abbott Laboratories	$149,307	1.0%
203,294	*	Intuitive Surgical, Inc	99,690	0.7
		Other	483,065	3.1

			732,062	4.8

HOUSEHOLD & PERSONAL PRODUCTS			204,446	1.4

INSURANCE			65,804	0.4

MATERIALS
1,921,283		Monsanto Co	181,849	1.2
		Other	468,044	3.2

			649,893	4.4

MEDIA
2,169,993		CBS Corp (Class B)	82,568	0.5
5,053,686		Comcast Corp (Class A)	188,907	1.3
1,783,018		Walt Disney Co	88,777	0.6
		Other	354,945	2.4

			715,197	4.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
800,338	*	Alexion Pharmaceuticals, Inc	75,080	0.5
1,332,539		Allergan, Inc	122,234	0.8
2,047,826		Amgen, Inc	176,768	1.2
617,529	*	Biogen Idec, Inc	90,573	0.6
1,813,791	*	Celgene Corp	142,782	1.0
1,898,904	*	Gilead Sciences, Inc	139,474	0.9
		Other	433,121	2.9

			1,180,032	7.9

REAL ESTATE
582,790		Simon Property Group, Inc	92,133	0.6
		Other	170,984	1.2

			263,117	1.8

RETAILING
1,046,491	*	Amazon.com, Inc	262,816	1.8
3,168,525		Home Depot, Inc	195,973	1.3
1,806,278		TJX Companies, Inc	76,677	0.5
		Other	456,372	3.0

			991,838	6.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,081,130		Intel Corp	84,194	0.6
		Other	222,080	1.5

			306,274	2.1

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	43

Summary portfolio of investments	continued

CREF Growth Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
1,408,026		Accenture plc		$93,634	0.6%
2,616,392	*	Adobe Systems, Inc		98,586	0.7
4,193,284	*	eBay, Inc		213,941	1.4
549,703	*	Google, Inc (Class A)		389,943	2.6
1,698,493		International Business Machines Corp		325,346	2.2
2,816,369		Intuit, Inc		167,574	1.1
354,025		Mastercard, Inc (Class A)		173,925	1.2
11,600,109		Microsoft Corp		310,071	2.1
8,555,157		Oracle Corp		285,058	1.9
1,515,991		Visa, Inc (Class A)		229,794	1.5
		Other		566,166	3.8

				2,854,038	19.1

TECHNOLOGY HARDWARE & EQUIPMENT
1,951,947	d	Apple, Inc		1,040,446	7.0
5,450,611	*	EMC Corp		137,900	0.9
4,098,535		Qualcomm, Inc		254,191	1.7
		Other		129,824	0.9

				1,562,361	10.5

TELECOMMUNICATION SERVICES
3,583,340		Verizon Communications, Inc		155,051	1.1
		Other		64,702	0.4

				219,753	1.5

TRANSPORTATION
623,559		Union Pacific Corp		78,394	0.5
1,025,040		United Parcel Service, Inc (Class B)		75,576	0.5
		Other		193,755	1.3

				347,725	2.3

UTILITIES				10,502	0.1

		TOTAL COMMON STOCKS	(Cost $12,506,120)	14,806,968	99.1

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT
$99,780,000	d	United States Treasury Bill	0.020%–0.024%, 01/17/13	99,779	0.7
		Other		28,997	0.1

				128,776	0.8

44	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Growth Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
327,922,596	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$327,923	2.2%

				327,923	2.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				327,923	2.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $456,698)	456,699	3.0

		TOTAL PORTFOLIO	(Cost $12,962,818)	15,263,667	102.1
		OTHER ASSETS & LIABILITIES, NET		(318,967)	(2.1)

		NET ASSETS		$14,944,700	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $327,504,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	45

Summary portfolio of investments

CREF Equity Index Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$120,423	1.0%

BANKS
1,436,210		US Bancorp	45,872	0.4
3,715,102		Wells Fargo & Co	126,982	1.0
		Other	224,426	1.9

			397,280	3.3

CAPITAL GOODS
526,181		3M Co	48,856	0.4
568,048		Boeing Co	42,808	0.3
494,790		Caterpillar, Inc	44,323	0.4
8,034,132		General Electric Co	168,637	1.4
691,116		United Technologies Corp	56,678	0.5
		Other	627,868	5.2

			989,170	8.2

COMMERCIAL & PROFESSIONAL SERVICES			131,034	1.1

CONSUMER DURABLES & APPAREL			178,201	1.5

CONSUMER SERVICES
770,602		McDonald’s Corp	67,975	0.6
		Other	193,484	1.6

			261,459	2.2

DIVERSIFIED FINANCIALS
759,323		American Express Co	43,646	0.4
8,170,589		Bank of America Corp	94,779	0.8
2,223,189		Citigroup, Inc	87,949	0.7
373,049		Goldman Sachs Group, Inc	47,586	0.4
2,886,420		JPMorgan Chase & Co	126,916	1.0
		Other	345,058	2.9

			745,934	6.2

ENERGY
1,495,879		Chevron Corp	161,764	1.3
958,863		ConocoPhillips	55,605	0.5
3,545,846	d	Exxon Mobil Corp	306,893	2.6
615,028		Occidental Petroleum Corp	47,117	0.4
1,011,215		Schlumberger Ltd	70,067	0.6
		Other	544,815	4.5

			1,186,261	9.9

FOOD & STAPLES RETAILING
971,774		CVS Corp	46,985	0.4
1,281,621		Wal-Mart Stores, Inc	87,445	0.7
		Other	107,538	0.9

			241,968	2.0

46	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Equity Index Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
1,543,011		Altria Group, Inc	$48,481	0.4%
2,945,730		Coca-Cola Co	106,783	0.9
1,185,927		PepsiCo, Inc	81,153	0.7
1,293,293		Philip Morris International, Inc	108,171	0.9
		Other	277,102	2.3

			621,690	5.2

HEALTH CARE EQUIPMENT & SERVICES
1,193,137		Abbott Laboratories	78,150	0.7
786,701		UnitedHealth Group, Inc	42,671	0.4
		Other	450,175	3.7

			570,996	4.8

HOUSEHOLD & PERSONAL PRODUCTS
2,077,805		Procter & Gamble Co	141,062	1.2
		Other	104,395	0.9

			245,457	2.1

INSURANCE
1,350,433	*	Berkshire Hathaway, Inc (Class B)	121,134	1.0
		Other	335,246	2.8

			456,380	3.8

MATERIALS			485,199	4.0

MEDIA
2,036,314		Comcast Corp (Class A)	76,118	0.6
1,355,291		Walt Disney Co	67,480	0.6
		Other	288,646	2.4

			432,244	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
589,792		Amgen, Inc	50,911	0.4
2,082,523		Johnson & Johnson	145,985	1.2
2,306,396		Merck & Co, Inc	94,424	0.8
5,678,079		Pfizer, Inc	142,406	1.2
		Other	401,702	3.4

			835,428	7.0

REAL ESTATE			446,806	3.7

RETAILING
274,373	*	Amazon.com, Inc	68,906	0.6
1,160,714		Home Depot, Inc	71,790	0.6
		Other	363,345	3.0

			504,041	4.2

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	47

Summary portfolio of investments	continued

CREF Equity Index Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,814,775		Intel Corp		$78,699	0.6%
		Other		178,090	1.5

				256,789	2.1

SOFTWARE & SERVICES
877,908	*	eBay, Inc		44,791	0.4
196,359	*	Google, Inc (Class A)		139,291	1.1
826,644		International Business Machines Corp		158,344	1.3
5,707,699		Microsoft Corp		152,567	1.3
2,897,296		Oracle Corp		96,538	0.8
396,276		Visa, Inc (Class A)		60,067	0.5
		Other		467,627	3.9

				1,119,225	9.3

TECHNOLOGY HARDWARE & EQUIPMENT
708,996		Apple, Inc		377,916	3.1
4,062,037		Cisco Systems, Inc		79,819	0.7
1,299,916		Qualcomm, Inc		80,621	0.7
		Other		256,313	2.1

				794,669	6.6

TELECOMMUNICATION SERVICES
4,445,694		AT&T, Inc		149,864	1.2
2,154,249		Verizon Communications, Inc		93,215	0.8
		Other		78,736	0.7

				321,815	2.7

TRANSPORTATION
360,989		Union Pacific Corp		45,383	0.4
		Other		174,657	1.4

				220,040	1.8

UTILITIES				411,309	3.4

		TOTAL COMMON STOCKS	(Cost $8,840,316)	11,973,818	99.7

RIGHTS / WARRANTS
ENERGY				4	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	5	0.0

SHORT-TERM INVESTMENTS
TREASURY DEBT				23,996	0.2

48	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Equity Index Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
303,937,818	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$303,938	2.5%

				303,938	2.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				303,938	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $327,934)	327,934	2.7

		TOTAL PORTFOLIO	(Cost $9,168,250)	12,301,757	102.4
		OTHER ASSETS & LIABILITIES, NET		(288,674)	(2.4)

		NET ASSETS		$12,013,083	100.0%

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

The aggregate value of securities on loan is $301,382,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	49

Summary portfolio of investments

CREF Bond Market Account ▪ December 31, 2012

Principal	Issuer	Value (000)	% of net assets

BANK LOAN OBLIGATIONS
CAPITAL GOODS	$4,923	0.0%

HEALTH CARE EQUIPMENT & SERVICES	6,822	0.1

UTILITIES	201	0.0

TOTAL BANK LOAN OBLIGATIONS (Cost $11,928)	11,946	0.1

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	10,509	0.1

BANKS
$70,000,000	g	Toronto-Dominion Bank	1.500%, 03/13/17	71,645	0.5
Other	841,790	5.8

913,435	6.3

CAPITAL GOODS	138,061	1.0

COMMERCIAL & PROFESSIONAL SERVICES	77,569	0.5

CONSUMER DURABLES & APPAREL	14,154	0.1

CONSUMER SERVICES	122,391	0.8

DIVERSIFIED FINANCIALS	1,003,808	6.9

ENERGY	519,161	3.6

FOOD & STAPLES RETAILING	26,731	0.2

FOOD, BEVERAGE & TOBACCO	193,595	1.3

HEALTH CARE EQUIPMENT & SERVICES	92,272	0.7

HOUSEHOLD & PERSONAL PRODUCTS	7,147	0.1

INSURANCE	204,418	1.4

MATERIALS	294,419	2.0

MEDIA	203,777	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	145,112	1.0

REAL ESTATE	120,559	0.8

RETAILING	122,843	0.8

SOFTWARE & SERVICES
88,000,000	International Business Machines Corp	0.750%, 05/11/15	88,533	0.6
Other	141,023	1.0

229,556	1.6

TECHNOLOGY HARDWARE & EQUIPMENT	98,619	0.7

50	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Bond Market Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

TELECOMMUNICATION SERVICES				$269,542	1.9%

TRANSPORTATION				84,382	0.6

UTILITIES				434,279	2.9

		TOTAL CORPORATE BONDS (Cost $5,014,888)		5,326,339	36.7

GOVERNMENT BONDS
AGENCY SECURITIES
$221,300,000		Private Export Funding Corp
		(PEFCO)	1.375%–5.450%, 04/15/13–11/15/22	237,493	1.7
		Other		381,097	2.6

				618,590	4.3

FOREIGN GOVERNMENT BONDS
89,950,000		North American Development Bank	2.400%, 10/26/22	90,721	0.6
121,175,000		Province of Ontario Canada	2.300%–4.100%, 06/16/14–10/07/19	128,494	1.0
		Other		703,964	4.8

				923,179	6.4

MORTGAGE BACKED
143,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 01/15/43	153,434	1.1
85,000,000	h	FGLMC	5.000%, 01/15/43	91,455	0.6
365,284,383		FGLMC	3.500%–8.000%, 07/01/13–01/15/43	398,353	2.8
93,000,000	h	Federal National Mortgage Association (FNMA)	3.000%, 01/25/28	98,158	0.7
327,000,000	h	FNMA	4.000%, 01/25/43	350,503	2.4
111,000,000	h	FNMA	4.500%, 01/25/43	119,902	0.8
327,000,000	h	FNMA	5.000%, 01/25/43	354,182	2.4
183,000,000	h	FNMA	5.500%, 01/25/43	198,812	1.4
127,000,000	h	FNMA	6.000%, 01/25/43	138,708	1.0
218,000,000	h	FNMA	3.500%, 01/25/43	232,417	1.6
295,000,000	h	FNMA	3.000%, 01/25/43	309,105	2.1
762,564,588		FNMA	2.481%–9.000%, 06/01/13–01/25/43	829,547	5.6
110,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 01/15/43	120,433	0.8
102,000,000	h	GNMA	5.000%, 01/15/43	111,260	0.8
106,000,000	h	GNMA	4.000%, 01/15/43	116,252	0.8
109,000,000	h	GNMA	3.500%, 01/15/43	118,410	0.8
121,000,000	h	GNMA	4.500%, 01/20/43	132,476	0.9
264,056,378		GNMA	3.000%–9.500%, 06/15/16–01/15/44	289,628	2.0
		Other		52,348	0.4

				4,215,383	29.0

MUNICIPAL BONDS				226,152	1.6

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	51

Summary portfolio of investments	continued

CREF Bond Market Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$209,872,000		United States Treasury Bond	8.000%, 11/15/21	$324,072	2.3%
49,175,000		United States Treasury Bond	5.250%, 02/15/29	68,100	0.4
110,511,000		United States Treasury Bond	5.375%, 02/15/31	157,754	1.1
111,855,000		United States Treasury Bond	3.500%, 02/15/39	126,449	0.9
68,179,000		United States Treasury Note	2.000%, 11/30/13	69,303	0.5
92,532,000		United States Treasury Note	0.250%, 09/30/14	92,554	0.6
171,110,000		United States Treasury Note	0.250%, 08/15/15	170,803	1.2
88,005,000		United States Treasury Note	0.250%, 09/15/15	87,812	0.6
68,788,000		United States Treasury Note	0.250%, 10/15/15	68,632	0.5
235,747,000		United States Treasury Note	0.375%, 11/15/15	235,968	1.6
68,903,000		United States Treasury Note	1.000%, 10/31/16	70,216	0.5
92,420,000		United States Treasury Note	2.375%, 05/31/18	100,131	0.7
443,796,800		United States Treasury Note	0.125%–3.125%, 01/31/13–11/15/22	450,967	3.1
		Other		115,243	0.8

				2,138,004	14.8

		TOTAL GOVERNMENT BONDS	(Cost $7,812,916)	8,121,308	56.1

STRUCTURED ASSETS
ASSET BACKED
90,000,000		AEP Texas Central Transtion Funding LLC,
		Series - 2012 1 (Class A2)	1.976%, 06/01/21	93,065	0.7
		Other		274,194	1.8

				367,259	2.5

OTHER MORTGAGE BACKED				277,026	1.9

		TOTAL STRUCTURED ASSETS	(Cost $618,121)	644,285	4.4

		TOTAL BONDS	(Cost $13,445,925)	14,091,932	97.2

PREFERRED STOCKS
BANKS				3,374	0.0

		TOTAL PREFERRED STOCKS	(Cost $49,942)	3,374	0.0

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$100,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.099%, 02/01/13	99,991	0.7
		Other		10,000	0.1

				109,991	0.8

52	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Bond Market Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

TREASURY DEBT
$122,700,000	w	United States Treasury Bill	0.024%–0.128%, 01/17/13	$122,696	0.8%
84,600,000	w	United States Treasury Bill	0.105%–0.110%, 01/24/13	84,594	0.6
100,000,000	w	United States Treasury Bill	0.131%, 01/31/13	99,989	0.7
237,500,000	w	United States Treasury Bill	0.111%–0.121%, 02/14/13	237,466	1.6
300,000,000	w	United States Treasury Bill	0.118%–0.125%, 02/21/13	299,947	2.1
166,000,000	w	United States Treasury Bill	0.110%, 02/28/13	165,971	1.1
275,000,000	w	United States Treasury Bill	0.090%–0.135%, 03/07/13	274,984	1.9
250,000,000	w	United States Treasury Bill	0.135%, 03/14/13	249,983	1.7
74,500,000		United States Treasury Bill	0.030%–0.103%, 03/21/13	74,494	0.5
140,900,000	w	United States Treasury Bill	0.080%–0.115%, 03/28/13	140,888	1.0
100,000,000	w	United States Treasury Bill	0.115%, 04/04/13	99,984	0.7
89,100,000	w	United States Treasury Bill	0.140%, 04/11/13	89,084	0.6
235,000,000	w	United States Treasury Bill	0.129%–0.151%, 04/18/13	234,952	1.6
171,100,000	w	United States Treasury Bill	0.085%–0.113%, 04/25/13	171,060	1.2
100,000,000	w	United States Treasury Bill	0.125%, 05/09/13	99,968	0.7
144,000,000	w	United States Treasury Bill	0.130%, 05/16/13	143,950	1.0
159,600,000	w	United States Treasury Bill	0.095%, 06/06/13	159,530	1.1
305,000,000	w	United States Treasury Bill	0.088%–0.104%, 06/13/13	304,856	2.1
187,270,000		United States Treasury Bill	0.025%–0.126%, 01/10/13–06/27/13	187,218	1.3

				3,241,614	22.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,351,365)	3,351,605	23.1

		TOTAL PORTFOLIO	(Cost $16,859,160)	17,458,857	120.4
		OTHER ASSETS & LIABILITIES, NET		(2,967,756)	(20.4)

		NET ASSETS		$14,491,101	100.0%

g

Security exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities, including those in “Other,” was $1,606,725,000 or 11.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	53

Portfolio of investments

CREF Inflation-Linked Bond Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES
$12,000,000		United States Treasury Bond	2.750%, 08/15/42	$11,588	0.1%
28,800,000		United States Treasury Bond	2.750%, 11/15/42	27,747	0.3
342,203,339	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	353,138	3.3
241,885,326	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	249,369	2.3
337,689,257	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	356,341	3.3
316,097,591	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/15	335,829	3.1
299,728,728	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	312,748	2.9
289,701,300	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/15	315,842	2.9
276,740,852	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	306,836	2.8
450,002,612	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/16	473,839	4.4
280,141,097	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	321,944	3.0
259,816,804	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	301,976	2.8
287,143,047	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	307,490	2.8
213,177,010	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	255,446	2.4
236,347,589	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	274,108	2.5
222,694,596	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	259,230	2.4
220,330,345	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	267,512	2.5
232,924,550	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	283,495	2.6
263,469,573	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	312,314	2.9
290,236,605	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	344,293	3.2
402,296,278	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	472,509	4.4
406,225,372	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	461,764	4.3
292,280,139	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	317,398	2.9
263,545,800	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	286,091	2.6
385,653,587	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	520,241	4.8
276,012,433	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	361,964	3.3
219,889,485	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	303,173	2.8
220,723,583	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	285,716	2.6
260,332,155	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	412,667	3.8
209,987,209	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	299,494	2.8
250,592,220	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	415,357	3.8
83,744,275	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	138,028	1.3
168,721,760	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/40	247,573	2.3
224,886,270	k	United States Treasury Inflation Indexed Bonds	2.125%, 02/15/41	332,076	3.1
203,003,676	k	United States Treasury Inflation Indexed Bonds	0.750%, 02/15/42	222,337	2.0

				10,747,473	99.3

		TOTAL GOVERNMENT BONDS	(Cost $9,183,837)	10,747,473	99.3

54	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments	concluded

CREF Inflation-Linked Bond Account ▪ December 31, 2012

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$5,000,000	Federal Home Loan Bank (FHLB)	0.040%, 02/13/13	$5,000	0.0%

			5,000	0.0

TREASURY DEBT
6,800,000	United States Treasury Bill	0.030%, 01/24/13	6,800	0.1

			6,800	0.1

	TOTAL SHORT-TERM INVESTMENTS	(Cost $11,800)	11,800	0.1

	TOTAL PORTFOLIO	(Cost $9,195,637)	10,759,273	99.4
	OTHER ASSETS & LIABILITIES, NET		63,826	0.6

	NET ASSETS		$10,823,099	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	55

Summary portfolio of investments

CREF Social Choice Account ▪ December 31, 2012

Principal	Issuer	Value (000)	% of net assets

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$11,228	0.1%

BANKS		277,137	2.5

CAPITAL GOODS		74,992	0.7

COMMERCIAL & PROFESSIONAL SERVICES		13,322	0.1

CONSUMER DURABLES & APPAREL		11,301	0.1

CONSUMER SERVICES		26,013	0.2

DIVERSIFIED FINANCIALS		280,684	2.6

ENERGY		113,027	1.0

FOOD & STAPLES RETAILING		12,396	0.1

FOOD, BEVERAGE & TOBACCO		29,762	0.3

HEALTH CARE EQUIPMENT & SERVICES		34,460	0.3

HOUSEHOLD & PERSONAL PRODUCTS		10,238	0.1

INSURANCE		52,077	0.5

MATERIALS		106,404	1.0

MEDIA		48,623	0.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		60,127	0.5

REAL ESTATE		67,710	0.6

RETAILING		25,127	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		13,273	0.1

SOFTWARE & SERVICES		20,293	0.2

TECHNOLOGY HARDWARE & EQUIPMENT		27,386	0.2

TELECOMMUNICATION SERVICES		11,361	0.1

TRANSPORTATION		81,369	0.7

UTILITIES		215,199	1.9

TOTAL CORPORATE BONDS	(Cost $1,537,846)	1,623,509	14.5

GOVERNMENT BONDS
AGENCY SECURITIES
$124,906,752	Overseas Private Investment Corp
(OPIC)	0.000%–5.142%, 07/12/14–11/15/30	131,529	1.1
	Other	359,044	3.2

		490,573	4.3

FOREIGN GOVERNMENT BONDS		356,272	3.2

56	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED
$ 93,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 01/25/43	$99,684	0.9%
103,000,000	h	FNMA	4.500%, 01/25/43	111,260	1.0
64,000,000	h	FNMA	5.000%, 01/25/43	69,320	0.6
44,000,000	h	FNMA	3.500%, 01/25/43	46,910	0.4
74,000,000	h	FNMA	3.000%, 01/25/43	77,538	0.7
272,716,494		FNMA	2.481%–8.500%, 06/01/13–01/25/43	295,060	2.6
46,000,000	h	Government National Mortgage Association (GNMA)	3.500%, 01/15/43	49,971	0.4
38,000,000	h	GNMA	4.500%, 01/20/43	41,604	0.4
41,000,000	h	GNMA	3.000%, 01/15/43	43,582	0.4
123,643,938		GNMA	2.300%–9.000%, 12/15/17–01/20/43	135,433	1.2
		Other		132,471	1.2

				1,102,833	9.8

MUNICIPAL BONDS				279,891	2.5

U.S. TREASURY SECURITIES
56,422,000		United States Treasury Bond	2.750%, 08/15/42	54,482	0.5
72,050,000		United States Treasury Note	1.625%, 11/15/22	71,262	0.6
124,674,900		United States Treasury Note	0.125%–3.125%, 02/28/13–11/30/19	126,298	1.1
		Other		23,506	0.2

				275,548	2.4

		TOTAL GOVERNMENT BONDS	(Cost $2,419,294)	2,505,117	22.2

STRUCTURED ASSETS
ASSET BACKED				68,294	0.6

OTHER MORTGAGE BACKED				99,163	0.9

		TOTAL STRUCTURED ASSETS	(Cost $160,404)	167,457	1.5

		TOTAL BONDS	(Cost $4,117,544)	4,296,083	38.2

Shares	Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS
3,187,568	Ford Motor Co	41,279	0.4
	Other	104,042	0.9

		145,321	1.3

BANKS
1,369,982	US Bancorp	43,757	0.4
	Other	347,444	3.1

		391,201	3.5

CAPITAL GOODS
489,783	3M Co	45,476	0.4
707,138	Emerson Electric Co	37,450	0.3
	Other	486,045	4.3

		568,971	5.0

COMMERCIAL & PROFESSIONAL SERVICES		70,850	0.6

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	57

Summary portfolio of investments	continued

CREF Social Choice Account ▪ December 31, 2012

Shares		Company	Value (000)	% of net assets

CONSUMER DURABLES & APPAREL			$91,126	0.8%

CONSUMER SERVICES
595,733		McDonald’s Corp	52,549	0.5
		Other	83,627	0.7

			136,176	1.2

DIVERSIFIED FINANCIALS
749,602		American Express Co	43,087	0.4
		Other	312,439	2.8

			355,526	3.2

ENERGY			638,947	5.7

FOOD & STAPLES RETAILING			96,198	0.9

FOOD, BEVERAGE & TOBACCO
857,662		PepsiCo, Inc	58,690	0.5
		Other	214,691	1.9

			273,381	2.4

HEALTH CARE EQUIPMENT & SERVICES
888,663		Abbott Laboratories	58,207	0.5
		Other	192,416	1.7

			250,623	2.2

HOUSEHOLD & PERSONAL PRODUCTS
377,785		Colgate-Palmolive Co	39,493	0.3
1,253,495		Procter & Gamble Co	85,100	0.8
		Other	93,103	0.8

			217,696	1.9

INSURANCE
862,610	*	Berkshire Hathaway, Inc (Class B)	77,376	0.7
		Other	316,045	2.8

			393,421	3.5

MATERIALS			453,596	4.0

MEDIA
828,962		Time Warner, Inc	39,649	0.4
		Other	159,115	1.4

			198,764	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,278,244		Bristol-Myers Squibb Co	41,658	0.4
567,078	*	Gilead Sciences, Inc	41,652	0.4
1,252,894		Johnson & Johnson	87,828	0.8
1,544,250		Merck & Co, Inc	63,221	0.5
		Other	226,082	2.0

			460,441	4.1

58	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	continued

CREF Social Choice Account ▪ December 31, 2012

Shares		Company		Value (000)	% of net assets

REAL ESTATE
255,010	e	Simon Property Group, Inc		$40,315	0.4%
		Other		213,931	1.9

				254,246	2.3

RETAILING
1,065,451		Lowe’s Companies, Inc		37,845	0.3
		Other		229,764	2.1

				267,609	2.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,744,915		Intel Corp		56,628	0.5
		Other		93,896	0.8

				150,524	1.3

SOFTWARE & SERVICES
120,590	*	Google, Inc (Class A)		85,543	0.7
488,585		International Business Machines Corp		93,589	0.8
2,008,922		Oracle Corp		66,937	0.6
		Other		266,917	2.4

				512,986	4.5

TECHNOLOGY HARDWARE & EQUIPMENT
3,009,314		Cisco Systems, Inc		59,133	0.5
1,630,608	*	EMC Corp		41,254	0.4
847,188		Qualcomm, Inc		52,543	0.5
		Other		137,207	1.2

				290,137	2.6

TELECOMMUNICATION SERVICES				161,676	1.3

TRANSPORTATION
554,151		United Parcel Service, Inc (Class B)		40,857	0.3
		Other		120,928	1.1

				161,785	1.4

UTILITIES				291,871	2.6

		TOTAL COMMON STOCKS	(Cost $5,560,036)	6,833,072	60.5

PREFERRED STOCKS
BANKS				16,577	0.1

		TOTAL PREFERRED STOCKS	(Cost $38,865)	16,577	0.1

RIGHTS / WARRANTS
ENERGY				201	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $206)	201	0.0

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	59

Summary portfolio of investments	concluded

CREF Social Choice Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$ 45,000,000		Federal Home Loan Bank (FHLB)	0.050%, 02/06/13	$44,998	0.4%

				44,998	0.4

TREASURY DEBT
136,800,000	w	United States Treasury Bill	0.024%–0.101%, 01/17/13	136,794	1.2
43,800,000	w	United States Treasury Bill	0.117%, 02/07/13	43,795	0.4
55,200,000	w	United States Treasury Bill	0.103%–0.115%, 02/14/13	55,193	0.5
79,700,000	w	United States Treasury Bill	0.030%–0.103%, 03/21/13	79,694	0.7
102,000,000	w	United States Treasury Bill	0.080%–0.132%, 03/28/13	101,992	0.9
50,000,000	w	United States Treasury Bill	0.100%, 04/04/13	49,992	0.5
50,000,000	w	United States Treasury Bill	0.113%, 04/25/13	49,988	0.4
100,000,000	w	United States Treasury Bill	0.075%, 05/16/13	99,966	0.9
50,000,000	w	United States Treasury Bill	0.076%, 06/06/13	49,978	0.4
100,000,000	w	United States Treasury Bill	0.100%, 06/13/13	99,953	0.9
		Other		62,990	0.6

				830,335	7.4

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
TREASURY DEBT
75,000,000		United States Treasury Bill	0.090%–0.130%, 03/07/13	74,996	0.7
60,000,000		United States Treasury Bill	0.080%–0.129%, 03/28/13	59,995	0.5
40,000,000		United States Treasury Bill	0.073%–0.090%, 05/23/13	39,984	0.3
		Other		111,597	1.0

				286,572	2.5

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				286,572	2.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,161,864)	1,161,905	10.3

		TOTAL PORTFOLIO	(Cost $10,878,515)	12,307,838	109.1
		OTHER ASSETS & LIABILITIES, NET		(1,026,542)	(9.1)

		NET ASSETS		$11,281,296	100.0%

*	Non-income producing.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan including those in “Other,” is $297,934,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/12, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $379,052,000 or 3.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

60	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments

CREF Money Market Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 130,000,000		Bank of Nova Scotia	0.170%–0.220%, 01/09/13–03/12/13	$130,000	1.1%
195,000,000		Toronto-Dominion Bank	0.200%–0.240%, 01/16/13–03/27/13	195,000	1.6
		Other		60,000	0.5

				385,000	3.2

COMMERCIAL PAPER
133,450,000		Australia & New Zealand Banking
		Group Ltd	0.190%–0.210%, 01/30/13–03/21/13	133,413	1.1
266,531,000	y	Coca-Cola Co	0.130%–0.250%, 01/11/13–05/13/13	266,449	2.2
65,000,000	y	Commonwealth Bank of Australia	0.215%–0.220%, 02/28/13	64,977	0.5
195,744,000	y	Fairway Finance LLC	0.190%–0.220%, 01/17/13–02/26/13	195,711	1.6
200,533,000		General Electric Capital Corp	0.160%–2.800%, 01/08/13–04/18/13	200,491	1.7
125,000,000		Merck & Co, Inc	0.090%–0.130%, 01/14/13–03/05/13	124,985	1.1
68,000,000	y	National Australia Funding Delaware, Inc	0.200%–0.220%, 02/06/13	67,986	0.6
196,443,000	y	Old Line Funding LLC	0.160%–0.230%, 01/02/13–03/19/13	196,397	1.7
303,710,000	y	Procter & Gamble Co	0.120%–0.170%, 01/22/13–03/04/13	303,655	2.6
211,238,000		Province of Ontario Canada	0.130%–0.165%, 01/04/13–03/07/13	211,215	1.8
63,000,000		Province of Quebec Canada	0.165%–0.180%, 02/21/13	62,985	0.5
189,825,000		Province of Quebec Canada	0.150%–0.170%, 01/03/13–02/27/13	189,794	1.6
386,061,000		Straight-A Funding LLC	0.170%–0.190%, 01/03/13–03/11/13	385,988	3.2
75,000,000		US Bank NA	0.180%, 03/18/13	74,971	0.6
		Other		1,037,055	8.7

				3,516,072	29.5

GOVERNMENT AGENCY DEBT
118,000,000		Federal Home Loan Bank (FHLB)	0.125%–0.140%, 01/11/13	117,996	1.0
100,315,000		FHLB	0.090%–0.140%, 01/18/13	100,309	0.8
94,490,000		FHLB	0.100%–0.143%, 02/06/13	94,478	0.8
109,702,000		FHLB	0.055%–0.142%, 02/13/13	109,687	0.9
144,020,000		FHLB	0.115%–0.127%, 03/06/13	143,989	1.2
113,245,000		FHLB	0.085%–0.120%, 03/13/13	113,219	0.9
88,855,000		FHLB	0.082%–0.090%, 03/20/13	88,838	0.7
798,481,000		FHLB	0.050%–0.175%, 01/02/13–04/15/13	798,376	6.7
92,281,000		Federal Home Loan Mortgage Corp
		(FHLMC)	0.100%–0.190%, 01/22/13	92,273	0.8
137,690,000		FHLMC	0.125%–0.145%, 02/11/13	137,670	1.2
67,351,000		FHLMC	0.130%–0.135%, 02/12/13	67,341	0.6
71,136,000		FHLMC	0.130%–0.145%, 02/19/13	71,122	0.6
138,430,000		FHLMC	0.070%–0.155%, 02/25/13	138,405	1.2
94,975,000		FHLMC	0.125%–0.150%, 02/27/13	94,953	0.8
84,600,000		FHLMC	0.090%, 04/15/13	84,578	0.7
583,358,000		FHLMC	0.050%–0.195%, 01/03/13–06/10/13	583,266	4.9
66,400,000		Federal National Mortgage Association
		(FNMA)	0.115%–0.145%, 02/13/13	66,389	0.6
112,590,000		FNMA	0.110%–0.145%, 02/20/13	112,570	0.9
66,000,000		FNMA	0.095%, 03/27/13	65,985	0.6
491,704,000		FNMA	0.055%–0.180%, 01/02/13–03/20/13	491,655	4.1
		Other		49,897	0.4

				3,622,996	30.4

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	61

Summary portfolio of investments	continued

CREF Money Market Account ▪ December 31, 2012

Principal		Issuer		Value (000)	% of net assets

TREASURY DEBT
$ 85,395,000		United States Treasury Bill	0.059%–0.132%, 01/10/13	$85,393	0.7%
66,850,000		United States Treasury Bill	0.055%–0.112%, 01/24/13	66,845	0.6
91,295,000		United States Treasury Bill	0.068%–0.152%, 02/07/13	91,284	0.8
77,630,000		United States Treasury Bill	0.079%–0.126%, 02/14/13	77,620	0.6
70,000,000		United States Treasury Bill	0.093%–0.141%, 03/07/13	69,985	0.6
546,667,000		United States Treasury Bill	0.040%–0.150%, 01/03/13–08/22/13	546,502	4.6
100,370,000		United States Treasury Note	1.375%, 01/15/13	100,416	0.9
100,000,000		United States Treasury Note	0.625%, 01/31/13	100,036	0.8
120,000,000		United States Treasury Note	1.375%, 02/15/13	120,180	1.0
100,000,000		United States Treasury Note	0.625%, 02/28/13	100,070	0.8
100,000,000		United States Treasury Note	1.375%, 03/15/13	100,241	0.9
95,000,000		United States Treasury Note	1.750%, 04/15/13	95,432	0.8
100,000,000		United States Treasury Note	0.625%, 04/30/13	100,142	0.8
98,000,000		United States Treasury Note	1.375%, 05/15/13	98,431	0.8
100,000,000		United States Treasury Note	0.500%, 05/31/13	100,129	0.8
100,000,000		United States Treasury Note	0.375%, 07/31/13	100,116	0.8
100,000,000		United States Treasury Note	0.750%, 08/15/13	100,354	0.9
68,940,000		United States Treasury Note	0.125%, 09/30/13	68,899	0.6
218,725,000		United States Treasury Note	0.250%–1.000%, 03/31/13–11/15/13	219,244	1.9

				2,341,319	19.7

VARIABLE RATE SECURITIES
100,000,000	i	Federal Farm Credit Bank (FFCB)	0.151%, 01/28/13	99,992	0.8
69,750,000	i	FFCB	0.578%, 08/19/13	69,728	0.6
100,000,000	i	FFCB	0.390%, 09/23/13	99,997	0.8
91,000,000	i	FFCB	0.250%, 02/10/14	90,980	0.8
75,000,000	i	FFCB	0.240%, 10/27/14	74,972	0.6
545,625,000	i	FFCB	0.179%–0.410%, 02/01/13–10/14/14	545,611	4.6
100,000,000	i	Federal Home Loan Bank (FHLB)	0.350%, 02/22/13	100,000	0.8
100,000,000	i	FHLB	0.360%, 08/16/13	100,000	0.9
100,000,000	i	FHLB	0.220%, 09/06/13	100,017	0.9
170,000,000	i	FHLB	0.200%–0.350%, 03/06/13–09/04/13	170,003	1.4
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.165%, 02/04/13	144,495	1.2
80,290,000	i	Federal National Mortgage Association (FNMA)	0.410%, 10/28/13	80,290	0.7
80,000,000	i	FNMA	0.191%, 06/20/14	79,980	0.6
69,000,000	i	Royal Bank of Canada	0.470%, 07/15/13	69,000	0.6
		Other		220,766	1.9

				2,045,831	17.2

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,911,218)	11,911,218	100.0

		TOTAL PORTFOLIO	(Cost $11,911,218)	11,911,218	100.0
		OTHER ASSETS & LIABILITIES, NET		(2,000)	0.0

			NET ASSETS	$11,909,218	100.0%

62	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments	concluded

CREF Money Market Account ▪ December 31, 2012

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2012, the aggregate value of these securities, including those in “Other,” was $1,780,199,000 or 14.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	63

Statements of assets and liabilities

College Retirement Equities Fund ▪ December 31, 2012

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Unaffiliated issuers*†	$109,884,616	$15,561,777	$14,935,744	$11,997,819	$17,458,857	$10,759,273	$12,307,838	$11,911,218
Affiliated issuers‡	11,512	–	327,923	303,938	–	–	–	–

Total portfolio investments, at value	$109,896,128	$15,561,777	$15,263,667	$12,301,757	$17,458,857	$10,759,273	$12,307,838	$11,911,218
Cash**	499,844	135,503	6	823	44,289	8,244	26,178	34
Cash — foreign^	16,960	4,595	68	–	–	–	402	–
Dividends and interest receivable	127,575	18,150	10,163	14,200	82,534	59,935	34,643	6,139
Receivable from securities transactions	287,475	8,418	22,908	13	839	–	1,933	–
Receivable for delayed delivery securities	–	–	–	–	3,282	–	9,767	–
Due from affiliates	–	2,928	–	–	3,856	–	4,667	–
Receivable for variation margin on open futures contracts	–	1,112	1,868	487	–	–	–	–
Unrealized appreciation on swap agreements	–	–	–	–	96	–	–	–
Other	7,703	1,122	1,505	1,220	915	843	943	989

Total assets	110,835,685	15,733,605	15,300,185	12,318,500	17,594,668	10,828,295	12,386,371	11,918,380

LIABILITIES
Payable for collateral for securites loaned	4,443,654	508,788	327,923	303,938	–	–	312,122	–
Payable for securities transactions	303,548	15,640	23,565	305	–	–	845	–
Payable for delayed delivery securities	–	–	–	–	3,102,069	–	791,132	–
Due to affiliates	108,302	618	3,257	490	503	4,588	383	8,354
Swap premiums received	–	–	–	–	327	–	–	–
Other	6,842	875	740	684	668	608	593	808

Total liabilities	4,862,346	525,921	355,485	305,417	3,103,567	5,196	1,105,075	9,162

NET ASSETS:
Accumulation Fund	$94,886,687	$14,917,219	$14,728,284	$11,797,256	$14,221,930	$10,544,184	$10,999,479	$11,701,157
Annuity Funds	11,086,652	290,465	216,416	215,827	269,171	278,915	281,817	208,061

Total net assets	$105,973,339	$15,207,684	$14,944,700	$12,013,083	$14,491,101	$10,823,099	$11,281,296	$11,909,218

Accumulation units outstanding	353,206	142,489	175,645	108,924	129,592	149,003	70,525	458,266

Accumulation unit value	$268.64	$104.69	$83.85	$108.31	$109.74	$70.77	$155.97	$25.53

* Includes securities loaned of	$4,331,121	$490,267	$327,504	$301,382	$–	$–	$297,934	$–
** Includes cash collateral for securities loaned of	$494,454	$134,657	$–	$–	$–	$–	$19,779	$–
† Portfolio investments; unaffilated issuers cost	$97,962,886	$13,951,155	$12,634,895	$8,864,312	$16,859,160	$9,195,637	$10,878,515	$11,911,218
‡ Portfolio investments; affiliated issuers cost	$19,463	$–	$327,923	$303,938	$–	$–	$–	$–
^ Foreign cash, cost	$17,056	$4,589	$68	$–	$–	$–	$401	$–

64	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	65

Statements of operations

College Retirement Equities Fund ▪ For the year ended December 31, 2012

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$2,506,209	$366,826	$248,642	$264,506	$–	$–	$168,130	$–
Affiliated issuers	546	–	–	–	–	–	–	–
Income from securities lending	85,243	10,202	3,786	5,950	–	–	4,293	–
Interest	324	109	70	10	368,928	311,208	110,308	20,602
Other	4	–	–	–	210	–	33	–

Total income	2,592,326	377,137	252,498	270,466	369,138	311,208	282,764	20,602

EXPENSES
Administrative	268,594	37,219	38,353	30,351	36,372	27,376	28,381	31,067
Investment advisory	140,005	25,558	16,872	8,198	12,751	9,423	10,498	7,546
Distribution	95,706	13,262	13,657	10,811	12,943	9,735	10,102	11,091
Mortality and expense risk changes	5,181	720	738	584	699	525	546	600

Total expenses	509,486	76,759	69,620	49,944	62,765	47,059	49,527	50,304

Less: Expenses withheld by TIAA	–	–	–	–	–	–	–	29,702

Net expenses	509,486	76,759	69,620	49,944	62,765	47,059	49,527	20,602

Net investment income (loss)	2,082,840	300,378	182,878	220,522	306,373	264,149	233,237	–

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	4,582,656	446,125	1,266,081	157,126	356,320	55,049	280,890	3
Affiliated issuers	15,686	–	–	–	–	–	–	–
Futures transactions	1,011	4,188	(334)	2,586	–	–	–	–
Foreign currency transactions	(10,019)	(1,080)	(99)	(2)	–	–	(170)	–

Net realized gain (loss) on total investments	4,589,334	449,233	1,265,648	159,710	356,320	55,049	280,720	3

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	9,595,240	1,649,141	646,898	1,315,153	53,632	323,715	614,204	–
Affiliated issuers	37,781	–	–	–	–	–	–	–
Swaps transactions	–	–	–	–	96	–	–	–
Futures transactions	–	(32)	(66)	(151)	–	–	–	–
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,350)	(384)	(8)	–	–	–	(122)	–

Net change in unrealized appreciation (depreciation) on total investments	9,631,671	1,648,725	646,824	1,315,002	53,728	323,715	614,082	–

Net realized and unrealized gain (loss) on total investments	14,221,005	2,097,958	1,912,472	1,474,712	410,048	378,764	894,802	3

Net increase (decrease) in net assets from operations	$16,303,845	$2,398,336	$2,095,350	$1,695,234	$716,421	$642,913	$1,128,039	$3

* Net of foreign withholding taxes of unaffiliated issuers	$90,749	$16,883	$846	$265	$–	$–	$4,485	$–
‡ Includes net change in unrealized foreign capital gains taxes of	(3,407)	–	–	–	–	–	–	–

66	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	67

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$2,082,840	$1,821,029	$300,378	$250,155	$182,878	$120,744
Net realized gain (loss) on total investments	4,589,334	7,240,060	449,233	704,712	1,265,648	804,799
Net change in unrealized appreciation (depreciation) on total investments	9,631,671	(14,116,853)	1,648,725	(2,073,287)	646,824	(763,157)

Net increase (decrease) in net assets from operations	16,303,845	(5,055,764)	2,398,336	(1,118,420)	2,095,350	162,386

FROM PARTICIPANT TRANSACTIONS
Premiums	4,292,100	6,348,491	984,197	1,197,297	982,835	1,084,372
Net transfers between CREF Accounts	(1,326,978)	(1,690,508)	(23,773)	(270,686)	(68,567)	(208,892)
Annuity payments	(1,204,583)	(1,324,535)	(26,048)	(28,493)	(19,876)	(18,932)
Withdrawals and death benefits	(8,873,846)	(10,194,774)	(1,283,280)	(1,454,574)	(1,310,126)	(1,293,545)

Net increase (decrease) from participant transactions	(7,113,307)	(6,861,326)	(348,904)	(556,456)	(415,734)	(436,997)

Net increase (decrease) in net assets	9,190,538	(11,917,090)	2,049,432	(1,674,876)	1,679,616	(274,611)

NET ASSETS
Beginning of period	96,782,801	108,699,891	13,158,252	14,833,128	13,265,084	13,539,695

End of period	$105,973,339	$96,782,801	$15,207,684	$13,158,252	$14,944,700	$13,265,084

ACCUMULATION UNITS:
Units purchased	16,932,747	26,438,098	10,028,844	12,654,924	12,106,394	14,829,587
Units sold / transferred	(40,844,632)	(50,143,050)	(13,469,376)	(18,371,101)	(17,196,832)	(20,762,145)
Outstanding:
Beginning of period	377,117,724	400,822,676	145,930,004	151,646,181	180,735,263	186,667,821

End of period	353,205,839	377,117,724	142,489,472	145,930,004	175,644,825	180,735,263

68	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	69

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$220,522	$168,763	$306,373	$361,817	$264,149	$360,510
Net realized gain (loss) on total investments	159,710	153,629	356,320	227,370	55,049	35,457
Net change in unrealized appreciation (depreciation) on total investments	1,315,002	(251,137)	53,728	253,556	323,715	686,958

Net increase (decrease) in net assets from operations	1,695,234	71,255	716,421	842,743	642,913	1,082,925

FROM PARTICIPANT TRANSACTIONS
Premiums	839,362	1,012,763	1,205,338	1,459,554	1,014,337	1,253,414
Net transfers between CREF Accounts	(51,156)	(142,872)	777,288	606,066	566,952	843,766
Annuity payments	(18,980)	(18,920)	(22,148)	(21,556)	(22,407)	(20,663)
Withdrawals and death benefits	(1,143,129)	(1,192,126)	(1,554,490)	(1,666,585)	(1,328,992)	(1,385,968)

Net increase (decrease) from participant transactions	(373,903)	(341,155)	405,988	377,479	229,890	690,549

Net increase (decrease) in net assets	1,321,331	(269,900)	1,122,409	1,220,222	872,803	1,773,474

NET ASSETS
Beginning of period	10,691,752	10,961,652	13,368,692	12,148,470	9,950,296	8,176,822

End of period	$12,013,083	$10,691,752	$14,491,101	$13,368,692	$10,823,099	$9,950,296

ACCUMULATION UNITS:
Units purchased	8,121,218	10,764,731	11,223,897	14,500,362	14,664,581	19,955,145
Units sold / transferred	(11,657,858)	(14,350,219)	(7,546,388)	(10,857,014)	(11,508,551)	(9,468,225)
Outstanding:
Beginning of period	112,460,225	116,045,713	125,914,713	122,271,365	145,846,674	135,359,754

End of period	108,923,585	112,460,225	129,592,222	125,914,713	149,002,704	145,846,674

70	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	71

Statements of changes in net assets

College Retirement Equities Fund ▪ For the year ended

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

OPERATIONS
Net investment income (loss)	$233,237	$231,028	$–	$108
Net realized gain (loss) on total investments	280,720	395,554	3	1
Net change in unrealized appreciation (depreciation) on total investments	614,082	(441,635)	–	–

Net increase (decrease) in net assets from operations	1,128,039	184,947	3	109

FROM PARTICIPANT TRANSACTIONS
Premiums	685,306	812,961	3,954,609	3,506,339
Net transfers between CREF Accounts	21,316	(1,640)	104,918	864,766
Annuity payments	(24,492)	(25,302)	(20,951)	(23,603)
Withdrawals and death benefits	(864,161)	(874,204)	(4,528,447)	(4,002,210)

Net increase (decrease) from participant transactions	(182,031)	(88,185)	(489,871)	345,292

Net increase (decrease) in net assets	946,008	96,762	(489,868)	345,401

NET ASSETS
Beginning of period	10,335,288	10,238,526	12,399,086	12,053,685

End of period	$11,281,296	$10,335,288	$11,909,218	$12,399,086

ACCUMULATION UNITS:
Units purchased	4,588,321	5,799,453	154,879,058	137,282,002
Units sold / transferred	(5,743,840)	(6,345,210)	(173,537,292)	(123,121,054)
Outstanding:
Beginning of period	71,680,170	72,225,927	476,924,201	462,763,253

End of period	70,524,651	71,680,170	458,265,967	476,924,201

72	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	73

Financial highlights

College Retirement Equities Fund ▪ For the year ended

	Stock Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$6.328	$5.308	$4.506	$4.251	$5.339
Expenses (a)	1.244	1.151	1.006	0.849	1.113

Net investment income (loss) (a)	5.084	4.157	3.500	3.402	4.226
Net realized and unrealized gain (loss) on total investments	34.469	(16.066)	29.246	47.129	(107.993)

Net change in accumulation unit value	39.553	(11.909)	32.746	50.531	(103.767)

Accumulation unit value:
Beginning of period	229.091	241.000	208.254	157.723	261.490

End of period	$268.644	$229.091	$241.000	$208.254	$157.723

TOTAL RETURN (b)	17.26%	(4.94)%	15.72%	32.04%	(39.68)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.49%	0.48%	0.47%	0.49%	0.64%
Net investment income (loss)	2.01%	1.73%	1.63%	1.97%	1.95%

SUPPLEMENTAL DATA

Portfolio turnover rate	57%	56%	61%	58%	53%
Accumulation units outstanding at the end of period (e)	353	377	401	418	424
Accumulation fund net assets (e)	$94,887	$86,395	$96,598	$87,141	$66,931
Net assets at the end of period (e)	$105,973	$96,783	$108,700	$98,509	$76,505

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

74	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Global Equities Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.566	$2.131	$1.888	$1.862	$2.587
Expenses (a)	0.522	0.490	0.432	0.374	0.462

Net investment income (loss) (a)	2.044	1.641	1.456	1.488	2.125
Net realized and unrealized gain (loss) on total investments	14.260	(9.051)	8.987	19.648	(49.181)

Net change in accumulation unit value	16.304	(7.410)	10.443	21.136	(47.056)

Accumulation unit value:
Beginning of period	88.386	95.796	85.353	64.217	111.273

End of period	$104.690	$88.386	$95.796	$85.353	$64.217

TOTAL RETURN (b)	18.45%	(7.74)%	12.24%	32.91%	(42.29)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.53%	0.52%	0.50%	0.53%	0.68%
Net investment income (loss)	2.09%	1.74%	1.69%	2.11%	2.34%

SUPPLEMENTAL DATA

Portfolio turnover rate	70%	78%	81%	59%	76%
Accumulation units outstanding at the end of period (e)	142	146	152	155	147
Accumulation fund net assets (e)	$14,917	$12,898	$14,527	$13,205	$9,429
Net assets at the end of period (e)	$15,208	$13,158	$14,833	$13,490	$9,652

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	75

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Growth Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$1.388	$0.979	$0.907	$0.836	$0.740
Expenses (a)	0.382	0.333	0.293	0.249	0.316

Net investment income (loss) (a)	1.006	0.646	0.614	0.587	0.424
Net realized and unrealized gain (loss) on total investments	10.481	0.202	8.706	16.058	(30.509)

Net change in accumulation unit value	11.487	0.848	9.320	16.645	(30.085)

Accumulation unit value:
Beginning of period	72.366	71.518	62.198	45.553	75.638

End of period	$83.853	$72.366	$71.518	$62.198	$45.553

TOTAL RETURN (b)	15.87%	1.19%	14.98%	36.54%	(39.78)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.47%	0.46%	0.46%	0.48%	0.69%
Net investment income (loss)	1.24%	0.88%	0.96%	1.14%	0.68%

SUPPLEMENTAL DATA

Portfolio turnover rate	67%	57%	77%	81%	82%
Accumulation units outstanding at the end of period (e)	176	181	187	190	178
Accumulation fund net assets (e)	$14,728	$13,079	$13,350	$11,842	$8,098
Net assets at the end of period (e)	$14,945	$13,265	$13,540	$12,013	$8,222

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

76	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Equity Index Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.391	$1.832	$1.613	$1.470	$1.823
Expenses (a)	0.442	0.390	0.343	0.288	0.429

Net investment income (loss) (a)	1.949	1.442	1.270	1.182	1.394
Net realized and unrealized gain (loss) on total investments	12.978	(0.825)	11.830	16.176	(38.771)

Net change in accumulation unit value	14.927	0.617	13.100	17.358	(37.377)

Accumulation unit value:
Beginning of period	93.381	92.764	79.664	62.306	99.683

End of period	$108.308	$93.381	$92.764	$79.664	$62.306

TOTAL RETURN (b)	15.98%	0.66%	16.45%	27.86%	(37.50)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.43%	0.41%	0.42%	0.43%	0.59%
Net investment income (loss)	1.89%	1.53%	1.54%	1.77%	1.67%

SUPPLEMENTAL DATA

Portfolio turnover rate	4%	5%	8%	5%	7%
Accumulation units outstanding at the end of period (e)	109	112	116	116	113
Accumulation fund net assets (e)	$11,797	$10,502	$10,765	$9,253	$7,030
Net assets at the end of period (e)	$12,013	$10,692	$10,962	$9,426	$7,174

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	77

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Bond Market Account

	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.835		$3.341		$3.470		$3.818		$4.241
Expenses (a)	0.482		0.439		0.422		0.399		0.416

Net investment income (loss) (a)	2.353		2.902		3.048		3.419		3.825
Net realized and unrealized gain (loss) on total investments	3.163		3.876		3.096		2.556		(2.777)

Net change in accumulation unit value	5.516		6.778		6.144		5.975		1.048

Accumulation unit value:
Beginning of period	104.228		97.450		91.306		85.331		84.283

End of period	$109.744		$104.228		$97.450		$91.306		$85.331

TOTAL RETURN (b)	5.29%		6.96%		6.73%		7.00%		1.24%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45%		0.44%		0.44%		0.45%		0.61%
Net investment income (loss)	2.19%		2.88%		3.19%		3.88%		4.53%

SUPPLEMENTAL DATA

Portfolio turnover rate	356	%(d)	261	%(d)	230	%(d)	185	%(d)	125%
Accumulation units outstanding at the end of period (e)	130		126		122		113		100
Accumulation fund net assets (e)	$14,222		$13,124		$11,915		$10,296		$8,520
Net assets at the end of period (e)	$14,491		$13,369		$12,148		$10,512		$8,711

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(d)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 117%, 62%, 62%, and 96%, respectively.

(e)	Millions

78	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Inflation-Linked Bond Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$2.050	$2.817	$1.596	$0.974	$2.700
Expenses (a)	0.310	0.272	0.254	0.241	0.249

Net investment income (loss) (a)	1.740	2.545	1.342	0.733	2.451
Net realized and unrealized gain (loss) on total investments	2.523	5.187	1.929	4.119	(3.367)

Net change in accumulation unit value	4.263	7.732	3.271	4.852	(0.916)

Accumulation unit value:
Beginning of period	66.502	58.770	55.499	50.647	51.563

End of period	$70.765	$66.502	$58.770	$55.499	$50.647

TOTAL RETURN (b)	6.40%	13.16%	5.89%	9.58%	(1.78)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45%	0.43%	0.44%	0.45%	0.58%
Net investment income (loss)	2.52%	4.05%	2.33%	1.38%	4.69%

SUPPLEMENTAL DATA

Portfolio turnover rate	11%	13%	15%	11%	19%
Accumulation units outstanding at the end of period (e)	149	146	135	134	116
Accumulation fund net assets (e)	$10,544	$9,699	$7,955	$7,453	$5,871
Net assets at the end of period (e)	$10,823	$9,950	$8,177	$7,665	$6,060

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	79

Financial highlights	continued

College Retirement Equities Fund ▪ For the year ended

	Social Choice Account

	12/31/12		12/31/11		12/31/10		12/31/09		12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$3.866		$3.732		$3.618		$3.517		$4.191
Expenses (a)	0.677		0.619		0.561		0.488		0.600

Net investment income (loss) (a)	3.189		3.113		3.057		3.029		3.591
Net realized and unrealized gain (loss) on total investments	12.242		(0.595)		11.683		19.530		(34.439)

Net change in accumulation unit value	15.431		2.518		14.740		22.559		(30.848)

Accumulation unit value:
Beginning of period	140.535		138.017		123.277		100.718		131.566

End of period	$155.966		$140.535		$138.017		$123.277		$100.718

TOTAL RETURN (b)	10.98%		1.82%		11.95%		22.41%		(23.45)%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.45%		0.44%		0.44%		0.45%		0.61%
Net investment income (loss)	2.14%		2.22%		2.39%		2.81%		3.02%

SUPPLEMENTAL DATA

Portfolio turnover rate	149	%(d)	122	%(d)	98	%(d)	85	%(d)	77%
Accumulation units outstanding at the end of period (e)	71		72		72		68		66
Accumulation fund net assets (e)	$10,999		$10,074		$9,968		$8,430		$6,685
Net assets at the end of period (e)	$11,281		$10,335		$10,239		$8,673		$6,891

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(d)

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending December 31, 2012, December 31, 2011, December 31, 2010, and December 31, 2009 were 52%, 45%, 40%, and 49%, respectively.

(e)	Millions

80	2012 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

Financial highlights	concluded

College Retirement Equities Fund ▪ For the year ended

	Money Market Account

	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

Investment income (a)	$0.044	$0.044	$0.062	$0.164	$0.700
Expenses (a)	0.044	0.044	0.062	0.104	0.124

Net investment income (loss) (a)	0.000	0.000	0.000	0.060	0.576
Net realized and unrealized gain (loss) on total investments	0.000	0.001	0.000	(0.031)	0.032

Net change in accumulation unit value	0.000	0.001	0.000	0.029	0.608

Accumulation unit value:
Beginning of period	25.534	25.533	25.533	25.504	24.896

End of period	$25.534	$25.534	$25.533	$25.533	$25.504

TOTAL RETURN (b)	0.00%	0.00%	0.00%	0.11%	2.44%

RATIOS TO AVERAGE NET ASSETS:

Total expenses	0.42%	0.41%	0.41%	0.43%	0.56%
Expenses net of TIAA withholding	0.17%	0.17%	0.24%	0.41%	0.56%
Net investment income (loss)	0.00%	0.00%	0.00%	0.21%	2.25%

SUPPLEMENTAL DATA

Accumulation units outstanding at the end of period (e)	458	477	463	512	582
Accumulation fund net assets (e)	$11,701	$12,178	$11,816	$13,070	$14,846
Net assets at the end of period (e)	$11,909	$12,399	$12,054	$13,327	$15,133

(a)	Based on average units outstanding.
(b)	Based on per accumulation unit data.
(e)	Millions

See notes to financial statements	College Retirement Equities Fund ▪ 2012 Annual Report	81

Notes to financial statements

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period or the annuity period. Annuitants bear the mortality risk under their contracts.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

82	2012 Annual Report ▪ College Retirement Equities Fund

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2007–2012) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The members of the Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities.

New accounting pronouncement: In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (collectively, the “Update”). The Update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Accounts expect to adopt these new disclosure requirements for the June 30, 2013 semiannual report. Management is currently evaluating the impact of the Update’s adoption on the Accounts’ financial statements and notes disclosures.

College Retirement Equities Fund ▪ 2012 Annual Report	83

Notes to financial statements

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

84	2012 Annual Report ▪ College Retirement Equities Fund

continued

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2012, there were no material transfers between levels by the Accounts.

As of December 31, 2012, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of December 31, 2012, based on the inputs used to value them (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer discretionary*	$9,711,406	$3,800,151	$270	$13,511,827
Consumer staples*	6,249,076	3,052,643	213	9,301,932
Energy*	7,172,889	2,928,773	4	10,101,666
Financials*	12,129,943	8,062,315	8	20,192,266
Health care*	8,772,781	2,247,856	5,159	11,025,796
Industrials*	8,091,289	3,960,355	120	12,051,764
Information technology*	13,377,368	2,345,994	82	15,723,444
Materials*	3,368,320	3,835,502	318	7,204,140
Telecommunication services*	1,780,808	1,272,394	—	3,053,202
Utilities*	2,336,397	1,001,604	—	3,338,001
Corporate bonds	—	3,977	—	3,977
Government bonds	—	303	—	303
Equity-linked notes	—	2,779	—	2,779
Short-term investments	—	4,385,031	—	4,385,031

Total	$72,990,277	$36,899,677	$6,174	$109,896,128

College Retirement Equities Fund ▪ 2012 Annual Report	85

Notes to financial statements

Account	Level 1	Level 2	Level 3	Total

Global Equities
Australia	$—	$385,236	$—	$385,236
Canada	20,507	578,894	—	599,401
France	—	532,528	—	532,528
Germany	—	560,682	—	560,682
Japan	—	1,123,245	—	1,123,245
Netherlands	—	311,170	—	311,170
Switzerland*	18,626	477,132	—	495,758
United Kingdom*	76,200	1,290,452	—	1,366,652
United States	7,896,725	47,105	—	7,943,830
Other*	56,324	1,630,294	—	1,686,618
Short-term investments	—	556,657	—	556,657
Futures**	(32)	—	—	(32)

Total	$8,068,350	$7,493,395	$—	$15,561,745

Growth
Consumer discretionary*	$2,609,819	$60,859	$—	$2,670,678
Consumer staples	1,353,972	31,765	—	1,385,737
Energy	534,343	5,305	—	539,648
Financials	865,426	—	—	865,426
Health care*	1,912,094	—	—	1,912,094
Industrials	1,823,027	7,537	—	1,830,564
Information technology	4,722,673	—	—	4,722,673
Materials	649,893	—	—	649,893
Telecommunication services	219,753	—	—	219,753
Utilities	10,502	—	—	10,502
Short-term investments	327,923	128,776	—	456,699
Futures**	(84)	—	—	(84)

Total	$15,029,341	$234,242	$—	$15,263,583

Equity Index
Consumer discretionary	$1,494,175	$—	$—	$1,494,175
Consumer staples	1,109,115	—	—	1,109,115
Energy	1,186,265	—	—	1,186,265
Financials	2,046,400	—	—	2,046,400
Health care	1,406,425	—	—	1,406,425
Industrials	1,340,244	—	—	1,340,244
Information technology	2,172,876	—	—	2,172,876
Materials	485,199	—	—	485,199
Telecommunication services	321,815	—	—	321,815
Utilities	411,309	—	—	411,309
Short-term investments	303,938	23,996	—	327,934
Futures**	24	—	—	24

Total	$12,277,785	$23,996	$—	$12,301,781

86	2012 Annual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Bond Market
Bank loan obligations	$—	$11,946	$—	$11,946
Corporate bonds	—	5,326,339	—	5,326,339
Government bonds	—	8,121,308	—	8,121,308
Structured assets	—	644,285	—	644,285
Preferred stocks	3,374	—	—	3,374
Short-term investments	—	3,351,605	—	3,351,605
Swaps **	—	(231)	—	(231)

Total	$3,374	$17,455,252	$—	$17,458,626

Social Choice
Consumer discretionary	$669,615	$169,382	$—	$838,997
Consumer staples	439,605	147,670	—	587,275
Energy	488,545	150,603	—	639,148
Financials	1,042,732	368,238	—	1,410,970
Health care	587,140	123,924	—	711,064
Industrials	591,768	209,839	—	801,607
Information technology	895,209	58,437	—	953,646
Materials	264,401	189,195	—	453,596
Telecommunication services	94,771	66,905	—	161,676
Utilities	227,772	64,099	—	291,871
Corporate bonds	—	1,623,509	—	1,623,509
Government	—	2,505,117	—	2,505,117
Structured assets	—	167,457	—	167,457
Short-term investments	—	1,161,905	—	1,161,905

Total	$5,301,558	$7,006,280	$—	$12,307,838

*	Includes American Depositary Receipts at Level 1.
**	Derivative instruments are not reflected in the summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

College Retirement Equities Fund ▪ 2012 Annual Report	87

Notes to financial statements

At December 31, 2012, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (amounts in thousands):

	Asset derivatives		Liabilities derivatives

Derivative contracts	Location	Fair value amount	Location	Fair value amount

Global Equities Account
Equity contracts		$—	Futures*	$32

Growth Account
Equity contracts		—	Futures*	84

Equity Index Account
Equity contracts	Futures*	24		—

Bond Market Account
Credit contracts	Unrealized appreciation on swap agreements	96	Swap premiums received	$327

*

The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the year ended December 31, 2012, the effect of derivative contracts on the Accounts Statements of Operations was as follows (amounts in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Stock Account
Equity contract	Futures transactions	$1,011	$—

Global Equities Account
Equity contracts	Futures transactions	4,188	(32)

Growth Account
Equity contracts	Futures transactions	(334)	(66)

Equity Index Account
Equity contracts	Futures transactions	2,586	(151)

Bond Market Account
Credit contracts	Swap transactions	—	96

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or

88	2012 Annual Report ▪ College Retirement Equities Fund

continued

hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2012, the Stock Account, the Global Equities Account, the Growth Account, and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2012, the Accounts held the following open futures contracts (amounts in thousands):

Account	Futures	Number of contracts	‡	Settlement value	Expiration date	Unrealized gain (loss )

Global Equities	S&P 500 Index E-mini	616		$43,739	March 2013	$(32)

Growth	S&P 500 Index E-mini	1,035		73,490	March 2013	(84)

Equity Index	S&P 500 Index E-mini	215		15,266	March 2013	(25)
	S&P Mid-Cap 400 Index E-mini	21		2,138	March 2013	13
	Russell 2000 Mini Index	23		1,947	March 2013	36

Total		259		$19,351		$24

‡	Number of contracts are not in thousands.

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

College Retirement Equities Fund ▪ 2012 Annual Report	89

Notes to financial statements

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets and depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended December 31, 2012, the Bond Market Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2012, open credit default swap contracts sold by the Bond Market Account were as follows (amounts in thousands):

Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spread at 12/31/12	(1)	Notional amount	(2)	Upfront premium paid (received	)	Unrealized appreciation (depreciation	)

Bond Market	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	1.45%		$5,500		$(327)		$96

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)

The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

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continued

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the year ended December 31, 2012, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account, totaling $29,702,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

College Retirement Equities Fund ▪ 2012 Annual Report	91

Notes to financial statements

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2011		Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at December 31, 2012†		Value at December 31, 2012

Stock Account
Allos Therapeutics, Inc	$	*	$–	$–	$–	$–	588,021		$12
Japan Asia Investment Co Ltd		5,945	–	889	3	–	7,503,000		6,408
Jarden Corp		189,311	14,502	174,059	55,268	546	–	**	–
MPM Bioventures II		3,535	–	–	–	–	22,167,242		4,846
Skyline Venture Fund II Ltd		244	–	–	–	–	4,254,176		246
Stroer Out of Home Media AG.		53,978	250	42,543	(31,797)	–	–	**	–
Vanda Pharmaceuticals, Inc		6,855	–	4,328	(7,788)	–	–	**	–

		$259,868	$14,752	$221,819	$15,686	$546			$11,512

Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$194,557	$419,940	$286,574	$–	$–	327,922,596		$327,923

Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$256,854	$187,853	$140,769	$–	$–	303,937,818		$303,938

*	Not an affiliate investment as of December 31, 2011
**	Not an affiliate investment as of December 31, 2012
†	Shares are not in thousands

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the lending agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

92	2012 Annual Report ▪ College Retirement Equities Fund

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the

College Retirement Equities Fund ▪ 2012 Annual Report	93

Notes to financial statements

time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At December 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (amounts are in thousands):

94	2012 Annual Report ▪ College Retirement Equities Fund

continued

Account	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)

Stock	$14,825,964	$(2,912,185)	$11,913,779
Global Equities	1,913,280	(302,658)	1,610,622
Growth	2,494,207	(193,358)	2,300,849
Equity Index	4,204,080	(1,070,573)	3,133,507
Bond Market	662,500	(62,803)	599,697
Inflation-Linked Bond	1,564,691	(1,055)	1,563,636
Social Choice	1,754,531	(325,208)	1,429,323

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the year ended December 31, 2012, were as follows (amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account

Purchases:
Non-Government	$58,930,910	$9,928,247	$9,831,087
Government	304	—	—

Total Purchases	$58,931,214	$9,928,247	$9,831,087

Sales:
Non-Government	$63,863,618	$10,054,027	$10,111,639
Government	—	—	—

Total Sales	$63,863,618	$10,054,027	$10,111,639

	Equity Index	Bond Market	Inflation-Linked	Social Choice
	Account	Account	Bond Account	Account

Purchases
Non-Government	$474,242	$5,691,322	$—	$3,209,884
Government	—	44,467,847	1,518,546	13,009,320

Total Purchases	$474,242	$50,159,169	$1,518,546	$16,219,204

Sales:
Non-Government	$607,223	$4,065,687	$—	$2,302,252
Government	—	45,015,728	1,107,289	13,702,423

Total Sales	$607,223	$49,081,415	$1,107,289	$16,004,675

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated

College Retirement Equities Fund ▪ 2012 Annual Report	95

Notes to financial statements	concluded

with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2012, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

96	2012 Annual Report ▪ College Retirement Equities Fund

Report of independent registered public accounting firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Accounts”) at December 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Accounts’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2013

College Retirement Equities Fund ▪ 2012 Annual Report	97

2012 annual meeting (unaudited)

College Retirement Equities Fund

Trustees

On July 17, 2012, at an annual meeting of CREF participants, the following persons were elected to serve on the Board of Trustees:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	18,280,035,555.48	92.316	671,972,179.07	3.394	849,515,619.80	4.290

Nancy A. Eckl	18,382,288,006.02	92.833	614,946,323.21	3.106	804,289,025.12	4.062

Michael A. Forrester	18,190,147,028.19	91.862	720,158,862.63	3.637	891,217,463.53	4.501

Howell E. Jackson	18,344,481,305.25	92.642	645,768,384.98	3.261	811,273,664.12	4.097

Nancy L. Jacob	18,288,515,326.40	92.359	731,307,505.41	3.693	781, 700,522.54	3.948

Thomas J. Kenny	17,977,787,786.61	90.790	960,055,413.62	4.848	863,680,154.12	4.362

Bridget A. Macaskill	18,342,753,732.78	92.633	659,004,152.28	3.328	799,765,469.29	4.039

James M. Poterba	18,449,764,859.87	93.173	568,743,093.92	2.872	783,015,400.56	3.954

Maceo K. Sloan	18,226,852,706.98	92.048	735,821,128.65	3.716	838,849,518.72	4.236

Laura T. Starks	18,481,108,777.53	93.332	553,319,804.84	2.794	767,094,771.98	3.874

Forrest Berkley, Nancy A. Eckl, Michael A. Forrester, Howell E. Jackson, Nancy L. Jacob, Thomas J. Kenny, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

At that same meeting, CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall
CREF Accounts	18,701,828,413.72	94.446	437,074,153.51	2.207	662,620,787.12	3.346

The results above were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

98	2012 Annual Report ▪ College Retirement Equities Fund

Trustees and officers (unaudited)

College Retirement Equities Fund ▪ December 31, 2012

Trustees

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Former Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	77	Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	One-year term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	77

Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.; Independent Member of the Boards of Lazard Alternative Strategies Fund, LLC and Lazard Alternative Strategies 1099 Fund.

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	One-year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007); Chief Operating Officer, DDJ Capital Management (2003–2006).	77	Director of Copper Rock Capital Partners, LLC (investment adviser).

College Retirement Equities Fund ▪ 2012 Annual Report	99

Trustees and officers (unaudited)	continued

College Retirement Equities Fund ▪ December 31, 2012

Trustees — continued

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Chairman of the Board and Trustee	One-year term. Trustee since 2005; Chairman for term ending December 31, 2015. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	77	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	One-year term. Trustee since 1979.	Former President and Founder (2006–2012) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	77	None

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 3/27/63	Trustee	One-year term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2010), Goldman Sachs Asset Management.	77

Director, Sansum Clinic; Investment committee member, College of Mount Saint Vincent, Cottage Health System; Member, United States Olympics Paralympics Advisory Committee, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Treasurer, Crane County Day School.

100	2012 Annual Report ▪ College Retirement Equities Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	77

Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996), Former Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Former Program Director, NBER (1990–2008).	77	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	One-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Former Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	77	Director, SCANA Corporation (energy holding company); Member, Duke Children’s Hospital and Health Center National Board of Advisors.

College Retirement Equities Fund ▪ 2012 Annual Report	101

Trustees and officers (unaudited)	continued

College Retirement Equities Fund ▪ December 31, 2012

Trustees — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by Trustee	Other directorship(s) held by Trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002); Professor, University of Texas at Austin (since 1987). Former Chairman, Department of Finance, University of Texas at Austin (2002–2011).	77

Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors), and Investment Advisory Committee, Employees Retirement System of Texas.

102	2012 Annual Report ▪ College Retirement Equities Fund

Officers

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of Teachers Insurance and Annuity Association of America (“TIAA”), and College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”) (since 2009). Former Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex and TIAA Separate Account VA-3 (since 2008). Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Asset Management Compliance of TIAA. Chief Compliance Officer of TIAA-CREF Investment Management, LLC (“Investment Management”) (since 2008). Former Chief Compliance Officer (2008), Vice President, Senior Compliance Officer (2008–2011) and Managing Director, Senior Compliance Officer (since 2011) of Teachers Advisors, Inc. (“Advisors”). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Advisors, LLC. (“TCAA”) (since 2011). Managing Director and Senior Compliance Officer of TIAA-CREF Alternatives Services, LLC (“TCAS”) (since 2011). Former Managing Director/Director of Global Compliance, AIG Investments (2000–2008).

Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/28/51	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds since 2012. President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2008). Director of Covariance Capital Management, Inc. (“Covariance”) (since 2010). Former Chairman, Head of Financial Services and Member of the Executive Committee, Swiss Re America Holding Corporation (2006–2008); Vice Chairman and Member of the Board of Governors of the United States Federal Reserve System (1997–2006).

College Retirement Equities Fund ▪ 2012 Annual Report	103

Trustees and officers (unaudited)	concluded

College Retirement Equities Fund ▪ December 31, 2012

Officers — concluded

Name, address and date of birth (“DOB”)	Position(s) held with CREF	Term of office and length of time served	Principal occupation(s) during past 5 years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Treasurer	One-year term. Treasurer since 2008.

Treasurer of CREF (since 2008); Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds (since 2007) and Chief Financial Officer and Principal Accounting Officer (since 2009) and Treasurer (since 2008) of TIAA Separate Account VA-1. Senior Vice President (since 2010) and Funds Treasurer (since 2006) of TIAA. Director of Advisors (since 2008). Director of TIAA-CREF Asset Management (“TCAM”) (since 2011). Senior Vice President (since 2010) and Funds Treasurer (since 2007) of Advisors and Investment Management. Assistant Treasurer of TIAA-CREF Life Insurance Company (“T-C Life”) (since 2012). Director of TIAA-CREF Trust Company, FSB (“Trust”) (since 2008). Director, Senior Vice President and Funds Treasurer of TCAA (since 2011). Director, Senior Vice President and Funds Treasurer of TCAS (since 2011). Former Chief Financial Officer, Van Kampen Funds (2005–2006).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2009). Executive Vice President, Risk Management (since 2009). Senior Managing Director of Advisors and Investment Management (2006–2009) and Head of Credit Risk Management of Advisors and Investment Management (2005–2006). Former Senior Managing Director, Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009). Executive Vice President, Risk Management of TCAA (since 2011). Executive Vice President, Risk Management of TCAS (since 2011). Former Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA. Former Director of T-C Life (2006–2008). Former Director of TPIS, Advisors and Investment Management (2008).

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/11/58	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Operating Officer (since 2012) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former President and Chief Executive Officer of General Electric Capital Real Estate (2007–2011).

104	2012 Annual Report ▪ College Retirement Equities Fund

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Vice President and Corporate Secretary	One-year term. Senior Vice President and Corporate Secretary since 2012.

Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2012). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/16/51	Executive Vice President	One-year term. Executive Vice President since 2012.

Executive Vice President and Chief Human Resources Officer (since 2012) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2012). Former Senior Vice President of Human Resources, Boston Scientific (2010–2012); President of Integrated People Solutions (2009–2010); Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp. (2001–2009).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President, President of Retirement and Individual Services (since 2011) of TIAA, and Executive Vice President (since 2008) of the TIAA-CREF Fund Complex. Former Chief Operating Officer (2010–2011), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), Executive Vice President, Product Management (2005–2006), and Senior Vice President, Pension Products (2003–2005) of TIAA. Director of Covariance (since 2010). Director (since 2007), Chairman and President (since 2012) of TCT Holdings, Inc. Former Director (2007–2011) and Former Executive Vice President (2008–2010) of TCAM. Manager (since 2006), Former President and CEO (2006–2010) of Redwood. Former Director of Tuition Financing (2008–2009) and Former Executive Vice President of T-C Life (2009–2010).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Former Chief Communications Officer of TIAA (2010–2011). Former Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010). Former Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008).

Virginia M. Wilson TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 7/22/54	Executive Vice President, Chief Financial Officer and Principal Accounting Officer	One-year term. Executive Vice President, Chief Financial Officer and Principal Accounting Officer since 2010.

Executive Vice President, Chief Financial Officer of TIAA and Executive Vice President, Chief Financial Officer and Principal Accounting Officer of CREF (since 2010). Manager, Executive Vice President and Chief Financial Officer of Redwood (since 2010). Director, Executive Vice President and Chief Financial Officer of TCT Holdings, Inc. (since 2010) and former Director of TCAM (2010–2011). Former Executive Vice President and Chief Financial Officer, Wyndham Worldwide Corporation (2006–2009); Executive Vice President and Chief Financial Officer, Cendant Corporation (2003–2006).

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, tiaa-cref.org, or by telephone at 877 518-9161.

College Retirement Equities Fund ▪ 2012 Annual Report	105

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How to reach us

TIAA-CREF website

Account performance, personal account
information and transactions, product
descriptions, and information about
investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation
balances, change allocations, transfer funds
and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income
options and payments, beneficiary services
and tax reporting

800 842-2252
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411
8 a.m. to 8 p.m. ET, Monday–Friday

For the hearing- or
speech-impaired

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing
in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration,
estate planning, planned giving and
endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

Advisor services

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2013 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

2(a)   The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)   No response required.

2(c)   During the reporting period, there were no amendments to the code of ethics.

2(d)   During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)   Not applicable.

2(f)   A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)   The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)   Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)   Audit Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,004,000 and $990,000, respectively.

4(b)   Audit Related Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)   Tax Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d)   All Other Fees.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Registrant were $6,150 and $25,800, respectively.

For the fiscal years ended December 31, 2012 and December 31, 2011, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)   Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)   Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2012 and December 31, 2011 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal year ended December 31, 2012 and December 31, 2011 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)   The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2012 and December 31, 2011, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $417,730 and $256,730, respectively.

4(h)   The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$140,741	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$27

		TOTAL CAPITAL GOODS			27

DIVERSIFIED FINANCIALS - 0.0%
2,588,000		Credit Suisse Group Guernsey V Ltd	4.000	03/29/13	3,891

		TOTAL DIVERSIFIED FINANCIALS			3,891

FOOD & STAPLES RETAILING - 0.0%
800	i	Marfrig Alimentos S.A.	1.000	07/15/15	40

		TOTAL FOOD & STAPLES RETAILING			40

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	19

		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			3,977

		(Cost $2,744)

GOVERNMENT BONDS 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	303

		TOTAL U.S. TREASURY SECURITIES			303

		TOTAL GOVERNMENT BONDS			303

		(Cost $304)

		TOTAL BONDS			4,280

		(Cost $3,048)

EQUITY LINKED NOTES - 0.0%

BANKS - 0.0%
14,899,365	*,m	Deutsche Bank, First Bank of Nigeria plc	0.000	04/04/18	1,341

		TOTAL BANKS			1,341

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CAPITAL GOODS - 0.0%
$3,094,000	*	Deutsche Bank, Access Engineering Ltd	0.000%	09/23/22	$436

		TOTAL CAPITAL GOODS			436

DIVERSIFIED FINANCIALS - 0.0%
582,000	*	Deutsche Bank, John Keells	0.000	07/05/19	1,002

		TOTAL DIVERSIFIED FINANCIALS			1,002

		TOTAL EQUITY LINKED NOTES			2,779

		(Cost $2,631)

SHARES		COMPANY

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.9%
104,085		Actron Technology Corp	240
69,300		Aisan Industry Co Ltd	581
469,948	*	Aisin Seiki Co Ltd	14,675
103,500	e	Akebono Brake Industry Co Ltd	485
64,116	e	Allison Transmission Holdings, Inc	1,309
1,142,032	*	American Axle & Manufacturing Holdings, Inc	12,791
211,675		Amtek Auto Ltd	343
359,768		Amtek India Ltd	696
44,900		APM Automotive Holdings BHD	69
233,190	*	Apollo Tyres Ltd	381
11,259	*	Asahi India Glass Ltd	11
31,561		AtlasBX Co Ltd	982
234,240	e	Autoliv, Inc	15,785
187,052	e	Autoliv, Inc (ADR)	12,576
71,600		Autometal S.A.	735
5,249	*	Autoneum Holding AG.	255
120,126		Bajaj Holdings and Investment Ltd	4,699
312,247		Bayerische Motoren Werke AG.	30,385
460		Bayerische Motoren Werke AG. (Preference)	30
87,562		Bharat Forge Ltd	406
349,757	*	BorgWarner, Inc	25,050
33,978		Brembo S.p.A.	439
908,538		Bridgestone Corp	23,651
5,034,600	*,e	Brilliance China Automotive Holdings Ltd	6,327
751,400	*,e	Byd Co Ltd	2,303
458,109		Calsonic Kansei Corp	1,887
1,956,000	e	Chaowei Power Holdings Ltd	1,025
3,069,904		Cheng Shin Rubber Industry Co Ltd	8,040
2,104,700		China Motor Corp	1,985
59,601		Cie Automotive Sa	409
82,125		Compagnie Plastic-Omnium S.A.	2,498
517,647		Continental AG.	60,333
405,581		Cooper Tire & Rubber Co	10,286
94,880		Dae Won Kang Up Co Ltd	767

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,000	e	Daido Metal Co Ltd	$245
824,653	*	Daihatsu Motor Co Ltd	16,429
477,077		Daimler AG. (Reg)	26,266
606,342		Dana Holding Corp	9,465
3,440,639	*	Delphi Automotive plc	131,604
855,778		Denso Corp	29,802
174,000		Depo Auto Parts Ind Co Ltd	398
9,600		Dong Ah Tire & Rubber Co Ltd	142
11,254,500	e	Dongfeng Motor Group Co Ltd	17,719
17,800		Dongyang Mechatronics Corp	178
86,134	e	Dorman Products, Inc	3,044
308,900		Double Coin Holdings Ltd	179
2,274,800		Drb-Hicom BHD	2,045
140,876	e	Drew Industries, Inc	4,543
59,000	*	Eagle Industry Co Ltd	490
42,906		ElringKlinger AG.	1,455
35,382		Exedy Corp	785
327,977	*	Exide Technologies	1,122
58,783	e	Faurecia	923
35,200		FCC Co Ltd	731
844,710		Federal Corp	639
84,949	*	Federal Mogul Corp (Class A)	681
206,252	*,e	Fiat S.p.A.	1,039
57,622	e	Fleetwood Corp Ltd	591
22,504,137	e	Ford Motor Co	291,429
70,785		Ford Otomotiv Sanayi AS	852
53,112	*,e	Fuel Systems Solutions, Inc	781
1,099,052		Fuji Heavy Industries Ltd	13,859
67,797	*,e	Futaba Industrial Co Ltd	294
5,130,000	e	Geely Automobile Holdings Ltd	2,479
1,989,817	*	General Motors Co	57,366
35,983,677	*,n	General Motors Co	0	^
40,684,487	*,n	General Motors Co	0	^
18,507,434	*,n	General Motors Co	0	^
4,230,271	*,e,n	General Motors Co	0	^
26,439,191	*,n	General Motors Co	0	^
6,062,000	*,n	General Motors Co	0	^
24,057,000	*,n	General Motors Co	0	^
85,268,000	*,e,n	General Motors Co	0	^
7,950,000	*,n	General Motors Co	0	^
722,689	*,e	General Motors Co	0	^
205,515		Gentex Corp	3,868
105,225	*	Gentherm, Inc	1,400
2,417,775		GKN plc	9,122
17,810		Global & Yuasa Battery Co Ltd	784
1,037		Goodyear Lastikleri Turk AS.	38
713,831	*	Goodyear Tire & Rubber Co	9,858
22,605		Grammer AG.	481
1,638,500	e	Great Wall Motor Co Ltd	5,270
17,900	*	G-Tekt Corp	382
3,416,766		Guangzhou Automobile Group Co Ltd	3,081
106,580		Halla Climate Control Corp	2,376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,950		Hanil E-Wha Co Ltd	$411
121,532	*	Hankook Tire Co Ltd	5,335
60,633		Hankook Tire Worldwide Co Ltd	1,127
504,006		Harley-Davidson, Inc	24,616
78,625		Hero Honda Motors Ltd	2,752
2,025,397		Honda Motor Co Ltd	75,010
73,884		Hu Lane Associate, Inc	121
17,797		Hudaco Industries Ltd	241
21,260		Hwa Shin Co Ltd	201
111,856		Hyundai Mobis	30,348
305,215		Hyundai Motor Co	62,918
57,009		Hyundai Motor Co Ltd (2nd Preference)	4,045
34,350		Hyundai Motor Co Ltd (Preference)	2,245
38,901		Hyundai Wia Corp	6,336
417,800		IMMSI S.p.A.	247
2,223,586		Isuzu Motors Ltd	13,269
289,500	*,m	Jinan Qingqi Motorcycle Co	64
948,620	e	Johnson Controls, Inc	29,123
351,896	e	Kayaba Industry Co Ltd	1,434
249,600		Keihin Corp	3,580
1,432,811		Kenda Rubber Industrial Co Ltd	1,862
436,631		Kia Motors Corp	23,217
58,000	e	Kinugawa Rubber Industrial Co Ltd	365
70,196	*	Koito Manufacturing Co Ltd	1,024
37,705		Kolao Holdings	651
72,810	*	Kumho Tire Co, Inc	890
62,290	*	Landi Renzo S.p.A.	122
498,720		Lear Corp	23,360
68,194		Leoni AG.	2,594
106,830		Linamar Corp	2,492
462,315	e	Magna International, Inc (Class A)	23,090
549,559		Mahindra & Mahindra Ltd	9,438
80,700		Mahle-Metal Leve S.A. Industria e Comercio	985
16,840		Mando Corp	2,038
104,582	*	Martinrea International, Inc	815
100,067		Maruti Udyog Ltd	2,742
15,224,142	*	Mazda Motor Corp	31,245
96,986	e	Metair Investments Ltd	369
665,486		Michelin (C.G.D.E.) (Class B)	63,766
1,188,000		Minth Group Ltd	1,381
47,000		Mitsuba Corp	340
803,376	*	Mitsubishi Motors Corp	831
184,568	*,e	Modine Manufacturing Co	1,501
37,940		Motonic Corp	449
5,268		MRF Ltd	1,247
23,000	e	Musashi Seimitsu Industry Co Ltd	484
548,648		Nan Kang Rubber Tire Co Ltd	673
2,037		Nexen Corp	148
41,427		Nexen Tire Corp	623
129,613		NGK Spark Plug Co Ltd	1,727
299,296	*	NHK Spring Co Ltd	2,466
11,800	e	Nidec-Tosok Corp	86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

99,451	e	Nifco, Inc	$2,206
73,000		Nippon Seiki Co Ltd	787
3,251,204		Nissan Motor Co Ltd	30,850
140,941		Nissan Shatai Co Ltd	1,772
57,200		Nissin Kogyo Co Ltd	886
64,326	*	NOK Corp	1,007
14,385		Nokian Renkaat Oyj	576
848,000	*,m	Norstar Founders Group Ltd	0	^
121,700		Oriental Holdings BHD	347
24,910		Otokar Otobus Karoseri Sanayi AS	595
41,000	*	Pacific Industrial Co Ltd	225
85,597	*,e	Peugeot S.A.	625
180,127		Piaggio & C S.p.A.	485
422,283	e	Pirelli & C S.p.A.	4,865
23,967		Porsche AG.	1,973
357,436		Press Kogyo Co Ltd	1,628
28,095,400		PT Astra International Tbk	22,256
2,810,500		PT Gajah Tunggal Tbk	653
348,000		PT Selamat Sempurna Tbk	91
6,963		Pyeong Hwa Automotive Co Ltd	103
8,574,000	e	Qingling Motors Co Ltd	2,085
1,015,567		Renault S.A.	55,153
126,000		Riken Corp	468
17,070		S&T Daewoo Co Ltd	375
75,040		S&T Dynamics Co Ltd	840
52,563	*	SAF-Holland S.A.	367
162,900		Sanden Corp	692
56,500		Sanoh Industrial Co Ltd	375
669,920		Sanyang Industry Co Ltd	409
24,810		Sejong Industrial Co Ltd	277
22,556	e	Shiloh Industries, Inc	232
228,100		Showa Corp	2,266
10,230		SL Corp	136
7,139		Societe Fonciere Financiere et de Participations FFP	273
106,264		Sogefi S.p.A.	271
475,700		Somboon Advance Technology PCL	475
129,557	e	Spartan Motors, Inc	639
519,500		Sri Trang Agro-Industry PCL	299
48,450	*	Ssangyong Motor Co	244
139,329		Standard Motor Products, Inc	3,096
245,595		Stanley Electric Co Ltd	3,491
99,389	*	Stoneridge, Inc	509
372,303		Sumitomo Rubber Industries, Inc	4,502
9,500		Sundram Fasteners Ltd	9
26,745		Sungwoo Hitech Co Ltd	295
114,843		Superior Industries International, Inc	2,343
207,653		Suzuki Motor Corp	5,434
2,308,653		T RAD Co Ltd	6,055
51,200		Tachi-S Co Ltd	878
15,400	*	Taiho Kogyo Co Ltd	167
41,000	*,e	Takata Corp	839
210,400		TAN Chong Motor Holdings BHD	319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,562,035		Tata Motors Ltd	$8,979
22,200		Teikoku Piston Ring Co Ltd	303
304,167	*	Tenneco, Inc	10,679
1,753,788	*,e	Tesla Motors, Inc	59,401
359,073		Thor Industries, Inc	13,440
2,050,000	e	Tianneng Power International Ltd	1,336
72,596		Tofas Turk Otomobil Fabrik	427
68,306		Tokai Rika Co Ltd	951
51,700		Tokai Rubber Industries, Inc	521
788,975		Tong Yang Industry Co Ltd	710
70,200		Topre Corp	642
30,511	*	Tower International, Inc	246
676,000		Toyo Tire & Rubber Co Ltd	2,020
155,970		Toyoda Gosei Co Ltd	3,170
48,737	*,e	Toyota Boshoku Corp	565
135,693		Toyota Industries Corp	4,332
6,338,637	*	Toyota Motor Corp	295,990
411,124	*	TRW Automotive Holdings Corp	22,040
107,800		TS Tech Co Ltd	1,943
14,700		Tube Investments Of India	54
143,601		Tung Thih Electronic Co Ltd	316
482,066		TVS Motor Co Ltd	368
1,746,082		UMW Holdings BHD	6,818
41,600		Unipres Corp	916
162,614		Valeo S.A.	8,168
66,409	*	Visteon Corp	3,574
125,858		Volkswagen AG.	27,303
193,260		Volkswagen AG. (Preference)	44,343
164,162	*	Winnebago Industries, Inc	2,812
2,770,900	e	Xingda International Holdings Ltd	1,453
2,230,785	e	Xinyi Glass Holdings Co Ltd	1,402
37,672	e	Yamaha Motor Co Ltd	417
284,000		Yokohama Rubber Co Ltd	2,059
252,700		Yorozu Corp	3,734
1,108,158		Yulon Motor Co Ltd	2,108

		TOTAL AUTOMOBILES & COMPONENTS	2,062,396

BANKS - 6.3%
77,323		1st Source Corp	1,708
101,497	e	1st United Bancorp, Inc	634
1,343,030		77 Bank Ltd	5,381
57,123	*	Aareal Bank AG.	1,196
390,170		ABSA Group Ltd	7,596
30,528	e	Access National Corp	397
442,800		Affin Holdings BHD	501
50,009,000	e	Agricultural Bank of China	25,237
11,519		Aichi Bank Ltd	646
2,769,968		Akbank TAS	13,744
821,285		Albaraka Turk Katilim Bankasi AS	786
22,185		Alliance Financial Corp	965
1,332,900		Alliance Financial Group BHD	1,925
1,292,826	*	Alpha Bank S.A.	2,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

315,270	*,m	Amagerbanken AS	$0	^
28,100		American National Bankshares, Inc	567
118,558	*	Ameris Bancorp	1,481
36,673	e	Ames National Corp	803
180,854		Andhra Bank	391
541,290	*,m	Anglo Irish Bank Corp plc	0	^
3,891,384		Aozora Bank Ltd	11,965
149,969		Apollo Residential Mortgage	3,028
50,982	e	Arrow Financial Corp	1,272
225,728		Associated Banc-Corp	2,962
311,347	e	Astoria Financial Corp	2,914
548,061	*	Asya Katilim Bankasi AS	682
61,983		Attijariwafa Bank	2,295
3,974,140	*	Australia & New Zealand Banking Group Ltd	104,665
404,721		Awa Bank Ltd	2,311
2,448,485	e	Banca Carige S.p.A.	2,508
8,923,378		Banca Intesa S.p.A.	15,431
3,534,550		Banca Intesa S.p.A. RSP	5,020
1,403,327	e	Banca Monte dei Paschi di Siena S.p.A.	420
461,119		Banca Popolare dell’Emilia Romagna Scrl	3,205
8,532,544		Banca Popolare di Milano	5,109
410,617		Banca Popolare di Sondrio SCARL	2,384
42,340	e	Bancfirst Corp	1,794
72,356		Banche Popolari Unite Scpa	337
146,711		Banco ABC Brasil S.A.	1,012
4,997,465	*,e	Banco Bilbao Vizcaya Argentaria S.A.	46,431
593,076	*	Banco BPI S.A.	741
287,700		Banco Bradesco S.A.	4,769
3,188,046		Banco Bradesco S.A. (Preference)	54,761
13,716,784	*,e	Banco Comercial Portugues S.A.	1,364
59,788		Banco Davivienda S.A.	794
94,200		Banco Daycoval S.A.	467
23,663,935		Banco de Chile	3,825
40,387		Banco de Credito e Inversiones	2,779
3,106,235		Banco de Oro Universal Bank	5,519
332,264	*	Banco de Sabadell S.A.	869
1,394,322		Banco do Brasil S.A.	17,433
362,381		Banco do Estado do Rio Grande do Sul	2,745
135,301	*	Banco Espirito Santo S.A.	161
157,300		Banco Industrial e Comercial S.A.	515
4,259,800		Banco Itau Holding Financeira S.A.	69,468
99,937	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	2,155
53,700		Banco Panamericano S.A.	135
65,800		Banco Pine S.A.	482
119,343	*	Banco Popolare Scarl	199
2,231,059	*	Banco Popular Espanol S.A.	1,744
1,134,244		Banco Santander Brasil S.A.	8,293
9,890,041	*	Banco Santander Central Hispano S.A.	80,376
86,551,312		Banco Santander Chile S.A.	6,096
421,116		BanColombia S.A.	7,150
56,000	e	BanColombia S.A. (ADR)	3,728
213,887		BanColombia S.A. (Preference)	3,610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

450,571		Bancorpsouth, Inc	$6,551
97,500		Bangkok Bank PCL	627
252,600		Bangkok Bank PCL (ADR)	1,624
1,661,200		Bangkok Bank PCL (Foreign)	11,397
25,534		Bank Handlowy w Warszawie S.A.	811
700,263	*	Bank Hapoalim Ltd	3,004
163,440	*	Bank Leumi Le-Israel	556
235,638	*	Bank Millennium S.A.	335
200,034		Bank Mutual Corp	860
29,700		Bank of Ayudhya PCL	32
2,118,400		Bank of Ayudhya PCL (Foreign)	2,263
38,863		Bank of Baroda	620
146,097,000		Bank of China Ltd	66,165
15,719,372		Bank of Communications Co Ltd	12,021
6,749,756		Bank of Cyprus Public Co Ltd	2,298
1,050,024		Bank of East Asia Ltd	4,078
90,404		Bank of Georgia Holdings plc	1,525
57,580	e	Bank of Hawaii Corp	2,536
150,633		Bank of India	951
35,673,932	*,e	Bank of Ireland	5,453
780,183	*	Bank of Kaohsiung	248
23,933		Bank of Kentucky Financial Corp	592
439,125	e	Bank of Kyoto Ltd	3,719
29,256	e	Bank of Marin Bancorp	1,096
3,090		Bank of Montreal	189
1,007,416	e	Bank of Montreal (Toronto)	61,638
345,000		Bank of Nagoya Ltd	1,250
1,740,956	e	Bank of Nova Scotia	100,568
367,931	e	Bank of Queensland Ltd	2,840
184,541		Bank of Saga Ltd	427
104,704		Bank of the Ozarks, Inc	3,504
1,811,661		Bank of the Philippine Islands	4,203
80,800		Bank of the Ryukyus Ltd	937
1,447,763		Bank of Yokohama Ltd	6,732
159,698		Bank Pekao S.A.	8,666
14,751,300		Bank Rakyat Indonesia	10,698
95,506	e	BankFinancial Corp	709
617,942	*,e	Bankia SAU	319
818,414	e	Bankinter S.A.	3,426
49,860	e	BankUnited	1,219
93,650	e	Banner Corp	2,878
3,891		Banque Cantonale Vaudoise	2,072
13,532		Bar Harbor Bankshares	455
44,131,542		Barclays plc	191,706
1,972,653	e	BB&T Corp	57,424
279,653	e	BBCN Bancorp, Inc	3,236
215,255		Bendigo Bank Ltd	1,918
137,341	*	Beneficial Mutual Bancorp, Inc	1,305
10,811		Berkshire Bancorp, Inc	89
79,072		Berkshire Hills Bancorp, Inc	1,887
160,800		BIMB Holdings Bhd	148
2,915,794		BNP Paribas	165,996

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,542,037	e	BOC Hong Kong Holdings Ltd	$17,434
31,101	*,e	BofI Holding, Inc	867
31,572		BOK Financial Corp	1,719
274,516		Boston Private Financial Holdings, Inc	2,473
15,353	*	BRE Bank S.A.	1,619
35,228		Bridge Bancorp, Inc	717
39,307	*,e	Bridge Capital Holdings	612
424,947	e	Brookline Bancorp, Inc	3,612
46,051	e	Bryn Mawr Bank Corp	1,026
236,637		BS Financial Group	2,934
29,823	*,e	BSB Bancorp, Inc	365
6,583,496		Bumiputra-Commerce Holdings BHD	16,479
9,631		C&F Financial Corp	375
12,879	m	CaixaBank	45
30,415		Camden National Corp	1,033
826,237	e	Canadian Imperial Bank of Commerce/Canada	66,426
154,532	e	Canadian Western Bank	4,418
128,145	*	Canara Bank	1,169
46,754	e	Cape Bancorp, Inc	406
3,153	*	Capital Bank Financial Corp	54
72,921	*,e	Capital City Bank Group, Inc	829
556,258	e	CapitalSource, Inc	4,216
69,848		Capitec Bank Holdings Ltd	1,508
342,953		Capitol Federal Financial	4,009
160,798		Cardinal Financial Corp	2,616
14,093	*,e	Cascade Bancorp	88
278,330		Cathay General Bancorp	5,427
55,049	e	Center Bancorp, Inc	637
119,945	e	Centerstate Banks of Florida, Inc	1,023
200,000	*	Central Bank Of India	310
120,417	*	Central Pacific Financial Corp	1,877
17,869		Century Bancorp, Inc	589
10,426,142		Chang Hwa Commercial Bank	5,761
13,476	e	Charter Financial Corp	143
138,068	e	Chemical Financial Corp	3,281
875,189		Chiba Bank Ltd	5,127
48,800	*	Chiba Kogyo Bank Ltd	320
24,703,000	e	China Citic Bank	14,971
137,215,631		China Construction Bank	112,134
16,655,870	*	China Development Financial Holding Corp	4,385
7,105,622	e	China Merchants Bank Co Ltd	15,976
15,899,300	e	China Minsheng Banking Corp Ltd	18,677
17,009,195		Chinatrust Financial Holding Co	10,113
16,687,000	e	Chongqing Rural Commercial Bank	9,315
208,734		Chugoku Bank Ltd	2,913
671,239	*	CIT Group, Inc	25,937
58,050	e	Citizens & Northern Corp	1,097
143,771	*	Citizens Republic Bancorp, Inc	2,727
73,654	e	City Holding Co	2,567
58,701		City National Corp	2,907
42,684		Clifton Savings Bancorp, Inc	481
47,897	e	CNB Financial Corp	785

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

132,753		CoBiz, Inc	$992
240,897		Columbia Banking System, Inc	4,322
65,576		Comdirect Bank AG.	683
310,765		Comerica, Inc	9,429
158,814		Commerce Bancshares, Inc	5,568
849,121		Commercial International Bank	4,615
555,264	*	Commerzbank AG.	1,064
1,452,455		Commonwealth Bank of Australia	94,593
177,604	e	Community Bank System, Inc	4,859
47,423	e	Community Trust Bancorp, Inc	1,555
12,993		Corp Bank	109
125,684,949		CorpBanca S.A.	1,688
654,000	*	Cosmos Bank Taiwan	223
137,224		Credicorp Ltd (NY)	20,112
32,543		Credit Agricole Nord de France	518
672,372	*	Credit Agricole S.A.	5,476
93,950		Credito Emiliano S.p.A.	512
5,725	*	Crescent Financial Bancshares, Inc	26
570,820	e	Criteria Caixacorp S.A.	2,000
67,375		Cullen/Frost Bankers, Inc	3,656
341,542		CVB Financial Corp	3,552
895,639		Dah Sing Banking Group Ltd	986
300,656		Dah Sing Financial Holdings Ltd	1,375
533,009		Daishi Bank Ltd	1,682
121,033	*	Danske Bank AS	2,056
1,751,803	e	DBS Group Holdings Ltd	21,506
59,216		Dena Bank	125
1,822,608	*	Development Credit Bank Ltd	1,642
38,445	*	Dewan Housing Finance Corp Ltd	128
774,553	*,e	Dexia	72
185,780		DGB Financial Group Co Ltd	2,535
2,090,892	*	Dhanalakshmi Bank Ltd	2,565
170,125		Dime Community Bancshares	2,363
8,979,126		DNB NOR Holding ASA	114,768
462,305	*	Doral Financial Corp	335
5,294,522		E.Sun Financial Holding Co Ltd	2,980
73,568	*,e	Eagle Bancorp, Inc	1,469
1,116,907		East West Bancorp, Inc	24,002
410,000	*	EastWest Banking Corp	290
439,501	*	EFG Eurobank Ergasias S.A.	376
263,000		Eighteenth Bank Ltd	693
23,957	e	Enterprise Bancorp, Inc	396
82,601		Enterprise Financial Services Corp	1,080
228,000		Entie Commercial Bank	127
353,383	*	Erste Bank der Oesterreichischen Sparkassen AG.	11,236
47,300	e	ESB Financial Corp	656
46,051	e	ESSA Bancorp, Inc	502
71,344		EverBank Financial Corp	1,064
2,133,390		Far Eastern International Bank	861
67,946	e	Farmers National Banc Corp	421
33,447	e	Federal Agricultural Mortgage Corp (Class C)	1,087
96,648	*	Federal Bank Ltd	955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,309	e	Fidelity Southern Corp	$309
2,324,943		Fifth Third Bancorp	35,316
75,274	e	Financial Institutions, Inc	1,402
85,630	e	First Bancorp (NC)	1,098
245,487	*,e	First Bancorp (Puerto Rico)	1,124
40,405		First Bancorp, Inc	665
382,190		First Busey Corp	1,777
78,933	*,e	First California Financial Group, Inc	609
8,204		First Citizens Bancshares, Inc (Class A)	1,341
382,368	e	First Commonwealth Financial Corp	2,608
57,772	e	First Community Bancshares, Inc	923
83,937		First Connecticut Bancorp	1,154
48,261		First Defiance Financial Corp	926
10,260	*,e	First Federal Bancshares of Arkansas, Inc	100
338,176		First Financial Bancorp	4,944
160,855	e	First Financial Bankshares, Inc	6,275
45,164		First Financial Corp	1,366
9,763,491		First Financial Holding Co Ltd	5,982
96,215	e	First Financial Holdings, Inc	1,259
64,547	*,e	First Financial Northwest, Inc	487
404,807		First Horizon National Corp	4,012
25,023	*	First International Bank Of Israel Ltd	369
84,761		First Interstate Bancsystem, Inc	1,308
98,870		First Merchants Corp	1,467
351,219		First Midwest Bancorp, Inc	4,397
449,170		First Niagara Financial Group, Inc	3,562
30,680	e	First of Long Island Corp	869
39,534		First Pactrust Bancorp, Inc	485
161,311		First Republic Bank	5,288
488,386	e	FirstMerit Corp	6,930
105,346		Flushing Financial Corp	1,616
501,767		FNB Corp	5,329
34,685	e	FNB United Corp	402
52,089		Fox Chase Bancorp, Inc	867
53,158		Franklin Financial Corp	881
764,350		Fukuoka Financial Group, Inc	3,061
256,837		Fulton Financial Corp	2,468
58,740	e	Genworth MI Canada, Inc	1,334
59,776	e	German American Bancorp, Inc	1,298
1,422,050	*	Get Bank S.A.	827
278,358		Getin Holding S.A.	254
259,938		Glacier Bancorp, Inc	3,824
59,088	e	Great Southern Bancorp, Inc	1,504
30,620	*	Gruh Finance Ltd	133
1,158,653		Grupo Aval Acciones y Valores	852
3,867,889	e	Grupo Financiero Banorte S.A. de C.V.	24,970
2,628,632		Grupo Financiero Inbursa S.A.	7,974
1,560,200	e	Grupo Financiero Santander Mexico SAB de C.V.	5,048
161,382	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	2,611
279,734	*,e	Guaranty Bancorp	545
354,203		Gunma Bank Ltd	1,733
508,150		Hachijuni Bank Ltd	2,549

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,483	*,e	Hampton Roads Bankshares, Inc	$48
320,070		Hana Financial Group, Inc	10,463
292,016		Hancock Holding Co	9,269
918,777	e	Hang Seng Bank Ltd	14,183
247,687	*	Hanmi Financial Corp	3,366
2,601,272		HDFC Bank Ltd	32,430
54,092	e	Heartland Financial USA, Inc	1,415
109,798	*	Heritage Commerce Corp	766
59,591	e	Heritage Financial Corp	875
32,262		Heritage Financial Group	445
78,068	*,e	Heritage Oaks Bancorp	453
324,000		Higashi-Nippon Bank Ltd	714
422,331		Higo Bank Ltd	2,355
5,048	e	Hingham Institution for Savings	316
360,000		Hiroshima Bank Ltd	1,510
602,000		Hokkoku Bank Ltd	2,224
424,000		Hokuetsu Bank Ltd	863
63,200		Hokuhoku Financial Group, Inc	93
27,587	*	Home Bancorp, Inc	503
80,851	e	Home Bancshares, Inc	2,670
64,069		Home Capital Group, Inc	3,805
66,501		Home Federal Bancorp, Inc	827
100,088	e	Home Loan Servicing Solutions Ltd	1,892
49,178	*	HomeStreet, Inc	1,257
48,900	*	HomeTrust Bancshares, Inc	661
763,440		Hong Leong Bank BHD	3,700
198,412		Hong Leong Credit BHD	859
13,990	e	Horizon Bancorp	275
2,000,541	*	Housing Development Finance Corp	30,562
26,948,594		HSBC Holdings plc	285,568
7,361,378		Hua Nan Financial Holdings Co Ltd	4,274
742,361	e	Hudson City Bancorp, Inc	6,035
49,780	e	Hudson Valley Holding Corp	775
11,367,577		Huntington Bancshares, Inc	72,639
455,692		Hyakugo Bank Ltd	2,062
495,000		Hyakujushi Bank Ltd	1,832
102,650		IBERIABANK Corp	5,042
686,928		ICICI Bank Ltd	14,375
29,576	e	ICICI Bank Ltd (ADR)	1,290
93,001	e	Independent Bank Corp	2,692
168,572	*	Indian Overseas Bank	266
143,520,166	e	Industrial & Commercial Bank of China	103,589
371,670		Industrial Bank of Korea	4,155
994,879		ING Vysya Bank Ltd	9,654
187,336		International Bancshares Corp	3,381
3,910,435		Investimentos Itau S.A. - PR	18,507
154,983		Investors Bancorp, Inc	2,756
1,015,998	*	Israel Discount Bank Ltd	1,688
45,236		Iyo Bank Ltd	359
15,922		Jammu & Kashmir Bank Ltd	378
77,574		Jeonbuk Bank	304
882,406	e	Joyo Bank Ltd	4,193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

742,555		Juroku Bank Ltd	$2,518
88,329	*	Jyske Bank	2,465
195,000		Kagoshima Bank Ltd	1,226
546,535		Kansai Urban Banking Corp	736
174,900		Kanto Tsukuba Bank Ltd	610
492,095		Karnataka Bank Ltd	1,522
12,505	*	Karur Vusya Bank Ltd	128
508,800		Kasikornbank PCL	3,238
201,400		Kasikornbank PCL - NVDR	1,282
1,999,700		Kasikornbank PCL (Foreign)	12,712
781,724		KB Financial Group, Inc	27,922
186,050		KBC Groep NV	6,484
76,556		Kearny Financial Corp	746
878,404		Keiyo Bank Ltd	3,876
2,620,902		Keycorp	22,068
696,432		Kiatnakin Bank PCL	1,108
1,218,000	*	King’s Town Bank	918
1,045,000		Kiyo Holdings, Inc	1,528
31,608		Komercni Banka AS	6,682
740,140	*	Korea Exchange Bank	5,295
9,458,000		Krung Thai Bank PCL	6,184
101,983	e	Lakeland Bancorp, Inc	1,038
91,360		Lakeland Financial Corp	2,361
34,552		Laurentian Bank of Canada	1,537
899,273	*	LIC Housing Finance Ltd	4,812
119,027,353	*	Lloyds TSB Group plc	94,852
162,400	e	M&T Bank Corp	15,992
92,622	e	MainSource Financial Group, Inc	1,174
5,387,678		Malayan Banking BHD	16,249
1,278,600		Malaysia Building Society	950
1,238,191	*	Marfin Popular Bank Public Co Ltd	72
200,137		MB Financial, Inc	3,953
22,127,928		Mega Financial Holding Co Ltd	17,332
28,992		Mercantile Bank Corp	478
24,576		Merchants Bancshares, Inc	658
47,424	*,e	Meridian Interstate Bancorp, Inc	796
63,050	*,e	MetroCorp Bancshares, Inc	693
1,550,801		Metropolitan Bank & Trust	3,861
661,086	*,e	MGIC Investment Corp	1,759
19,460	e	Middleburg Financial Corp	344
30,637	e	Midsouth Bancorp, Inc	501
25,538	e	MidWestOne Financial Group, Inc	524
194,000		Mie Bank Ltd	417
285,000		Minato Bank Ltd	495
17,697,964		Mitsubishi UFJ Financial Group, Inc	95,766
3,909,022		Mitsui Trust Holdings, Inc	13,773
266,000		Miyazaki Bank Ltd	649
38,759		Mizrahi Tefahot Bank Ltd	402
29,575,543		Mizuho Financial Group, Inc	54,226
39,768		Musashino Bank Ltd	1,299
492,928		Nanto Bank Ltd	2,240
15,196	*,e	NASB Financial, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,108,683		National Australia Bank Ltd	$55,465
2,100		National Bank Holdings Corp	40
367,233	e	National Bank of Canada	28,516
1,248,741	*	National Bank of Greece S.A.	2,160
37,526	e	National Bankshares, Inc	1,215
562,022	e	National Penn Bancshares, Inc	5,238
113,044		National Societe Generale Bank SAE	626
234,486	*,e	Nationstar Mortgage Holdings, Inc	7,264
500,661		Natixis	1,711
156,306		NBT Bancorp, Inc	3,168
563,571		Nedbank Group Ltd	12,595
563,009	e	New York Community Bancorp, Inc	7,375
487,829		Nishi-Nippon City Bank Ltd	1,210
30,671	*	NOMOS-BANK (GDR)	416
1,008,866		Nordea Bank AB	9,704
428,700	*	North Pacific Bank Ltd	1,207
65,044	e	Northfield Bancorp, Inc	992
23,797	e	Northrim BanCorp, Inc	539
339,642		Northwest Bancshares, Inc	4,123
44,159		OceanFirst Financial Corp	607
556,602	*	Ocwen Financial Corp	19,253
448,000		Ogaki Kyoritsu Bank Ltd	1,529
340,000		Oita Bank Ltd	1,110
346,111		Old National Bancorp	4,108
40,639	*	OmniAmerican Bancorp, Inc	940
148,865		Oriental Financial Group, Inc	1,987
303,352		Oritani Financial Corp	4,647
479,494		OTP Bank	9,032
3,700,551		Oversea-Chinese Banking Corp	29,819
64,177		Pacific Continental Corp	624
39,572	*,e	Pacific Mercantile Bancorp	249
145,511	e	PacWest Bancorp	3,606
552,404		Paragon Group of Cos plc	2,309
11,100		Parana Banco S.A.	75
38,725	e	Park National Corp	2,503
126,846	*,e	Park Sterling Bank	663
30,519	e	Peapack Gladstone Financial Corp	430
18,861	e	Penns Woods Bancorp, Inc	706
68,465	*	Pennsylvania Commerce Bancorp, Inc	905
55,738	e	Peoples Bancorp, Inc	1,139
24,541	e	Peoples Federal Bancshares, Inc	427
441,560	e	People’s United Financial, Inc	5,338
429,240	*	Philippine National Bank	954
754,174		Piccolo Credito Valtellinese Scarl	1,161
125,063	*,e	Pinnacle Financial Partners, Inc	2,356
1,563,172	*	Piraeus Bank S.A.	712
1,401,542		PNC Financial Services Group, Inc	81,724
127,458	*	Popular, Inc	2,650
1,041,598		Powszechna Kasa Oszczednosci Bank Polski S.A.	12,474
45,101	*,e	Preferred Bank	640
242,741	e	PrivateBancorp, Inc	3,719
215,579		Prosperity Bancshares, Inc	9,054

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,331		Provident Financial Holdings, Inc	$531
220,597		Provident Financial Services, Inc	3,291
138,068		Provident New York Bancorp	1,285
14,550,000		PT Bank Bukopin Tbk	940
15,149,000		PT Bank Central Asia Tbk	14,353
4,486,735		PT Bank Danamon Indonesia Tbk	2,633
10,698,500		PT Bank Jabar Banten Tbk	1,182
14,302,248		PT Bank Mandiri Persero Tbk	12,081
10,097,750		PT Bank Negara Indonesia	3,892
11,719,500	*	PT Bank Pembangunan Daerah Jawa Timur Tbk	463
7,076,194		PT Bank Tabungan Negara Tbk	1,070
78,946		Public Bank BHD	421
1,676,811		Public Bank BHD (Foreign)	8,938
6,969		Punjab & Sind Bank	9
460,830	e	Radian Group, Inc	2,816
99,006	e	Raiffeisen International Bank Holding AG.	4,119
9,189,606		Regions Financial Corp	65,430
102,225	e	Renasant Corp	1,957
47,859	e	Republic Bancorp, Inc (Class A)	1,011
5,802,740		Resona Holdings, Inc	26,532
825,890		RHB Capital BHD	2,083
467,800		Rizal Commercial Banking Corp	685
161,171		Rockville Financial, Inc	2,079
36,128	e	Roma Financial Corp	546
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	8,177
2,186,784	e	Royal Bank of Canada (Toronto)	131,642
9,671,453	*	Royal Bank of Scotland Group plc	51,693
156,980	e	S&T Bancorp, Inc	2,837
44,738	e	S.Y. Bancorp, Inc	1,003
82,274	e	Sandy Spring Bancorp, Inc	1,598
178,000		San-In Godo Bank Ltd	1,253
6,022,577		Sberbank of Russian Federation (ADR)	75,506
72,671		SCBT Financial Corp	2,920
302,925	*,e	Seacoast Banking Corp of Florida	488
553,316		Security Bank Corp	2,107
465,036		Sekerbank TAS	472
257,980		Senshu Ikeda Holdings, Inc	1,476
249,400		Seven Bank Ltd	658
321,000	e	Shiga Bank Ltd	1,991
769,412		Shinhan Financial Group Co Ltd	28,159
6,764,823		Shinsei Bank Ltd	13,540
687,559		Shizuoka Bank Ltd	6,716
39,112	e	SI Financial Group, Inc	450
2,658,300		Siam Commercial Bank PCL	15,729
61,471	e	Sierra Bancorp	703
224,129	*	Signature Bank	15,989
92,921	e	Simmons First National Corp (Class A)	2,356
34,279	e	Simplicity Bancorp, Inc	512
8,441,551		SinoPac Financial Holdings Co Ltd	3,644
2,604,222		Skandinaviska Enskilda Banken AB (Class A)	22,281
1,423,835	*	Societe Generale	54,138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

76,655	e	Southside Bancshares, Inc	$1,614
115,746	*	Southwest Bancorp, Inc	1,296
209,840		Sparebanken Midt-Norge	1,319
3,848		St Galler Kantonalbank	1,576
1,688,138		Standard Bank Group Ltd	23,811
5,147,940		Standard Chartered plc	133,227
128,174	e	Standard Chartered plc (Hong Kong)	3,309
150,172		State Bank & Trust Co	2,385
10,927		State Bank of Bikaner & Jaip	90
66,611		State Bank of India Ltd	2,940
77,295		State Bank of India Ltd (GDR)	7,049
2,543		State Bank of Travancore	27
117,571		StellarOne Corp	1,662
156,685		Sterling Bancorp	1,427
89,348		Sterling Financial Corp	1,866
42,007	*	Suffolk Bancorp	550
3,785,671		Sumitomo Mitsui Financial Group, Inc	137,578
156,544	*,e	Sun Bancorp, Inc	554
1,712,601		SunTrust Banks, Inc	48,552
76,678		Suruga Bank Ltd	943
756,974	e	Susquehanna Bancshares, Inc	7,933
108,673	*	SVB Financial Group	6,082
593,349		Svenska Handelsbanken (A Shares)	21,332
2,238,210		Swedbank AB (A Shares)	43,970
84,739		Sydbank AS	1,502
218,579		Syndicate Bank	518
5,512,949	e	Synovus Financial Corp	13,507
2,201,934	*	Ta Chong Bank Co Ltd	764
2,126,615		Taichung Commercial Bank	740
7,883,768		Taishin Financial Holdings Co Ltd	3,151
3,938,071	*	Taiwan Business Bank	1,191
7,290,813		Taiwan Cooperative Financial Holding	4,122
56,694	*,e	Taylor Capital Group, Inc	1,023
4,953,671	e	TCF Financial Corp	60,187
46,258		Territorial Bancorp, Inc	1,057
317,738	*	Texas Capital Bancshares, Inc	14,241
99,394	*	TFS Financial Corp	956
1,414,500		Thanachart Capital PCL	1,758
168,356	*	The Bancorp, Inc	1,847
1,238,800		Tisco Bank PCL	2,157
63,700		Tisco Financial Group PCL	109
126,000		Tochigi Bank Ltd	436
472,000		Toho Bank Ltd	1,536
66,000		Tokyo Tomin Bank Ltd	599
229,400		Tomony Holdings, Inc	1,015
35,086		Tompkins Trustco, Inc	1,391
1,400,642	e	Toronto-Dominion Bank	117,929
491,000		Towa Bank Ltd	536
94,143	e	TowneBank	1,458
19,308	e	Tree.com, Inc	348
71,349	e	Trico Bancshares	1,195
512,803		Trustco Bank Corp NY	2,708

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

245,897		Trustmark Corp	$5,523
4,103,467		Turkiye Garanti Bankasi AS	21,418
1,318,350		Turkiye Halk Bankasi AS	12,996
3,929,447		Turkiye Is Bankasi (Series C)	13,705
711,835		Turkiye Sinai Kalkinma Bankasi AS	918
999,940		Turkiye Vakiflar Bankasi Tao	2,601
620,191		UCO Bank	901
163,696	e	UMB Financial Corp	7,176
532,872		Umpqua Holdings Corp	6,283
7,148,925	*	UniCredit S.p.A	35,205
31,330	*	Union Bank of Israel	103
562,640	*	Union Bank Of Taiwan	206
94,410		Union Bankshares Corp	1,489
207,825	e	United Bankshares, Inc	5,054
174,491	*,e	United Community Banks, Inc	1,644
95,447		United Financial Bancorp, Inc	1,500
1,332,679		United Overseas Bank Ltd	21,861
66,849	e	Univest Corp of Pennsylvania	1,143
10,991,060		US Bancorp	351,055
357,010		UTI Bank Ltd	8,970
19,077		Valiant Holding	1,812
253,072	e	Valley National Bancorp	2,354
206,261		ViewPoint Financial Group	4,319
514,060		Vijaya Bank	595
104,713	*,e	Virginia Commerce Bancorp	937
1,555,863	e	VTB Bank OJSC (GDR)	5,506
40,518	*,e	Walker & Dunlop, Inc	675
64,570		Washington Banking Co	879
203,186		Washington Federal, Inc	3,428
55,161	e	Washington Trust Bancorp, Inc	1,451
18,764	*,e	Waterstone Financial, Inc	146
367,637		Webster Financial Corp	7,555
27,722,009		Wells Fargo & Co	947,538
83,767		WesBanco, Inc	1,861
71,430	e	West Bancorporation, Inc	770
70,784	e	West Coast Bancorp	1,568
96,799	e	Westamerica Bancorporation	4,123
267,457	*,e	Western Alliance Bancorp	2,816
136,773		Westfield Financial, Inc	989
4,910,158		Westpac Banking Corp	134,537
415,907	*	Wilshire Bancorp, Inc	2,441
143,461		Wing Hang Bank Ltd	1,511
173,073		Wintrust Financial Corp	6,352
464,830		Woori Finance Holdings Co Ltd	5,185
41,751		WSFS Financial Corp	1,764
27,500		Yachiyo Bank Ltd	586
235,000	e	Yamagata Bank Ltd	1,050
67,905		Yamaguchi Financial Group, Inc	600
246,354		Yamanashi Chuo Bank Ltd	1,027
1,711,650	*	Yapi ve Kredi Bankasi	5,020
236,147		Zions Bancorporation	5,054

		TOTAL BANKS	6,673,097

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

CAPITAL GOODS - 8.0%
1,835,486		3M Co	$170,425
212,817		A.O. Smith Corp	13,422
114,754		Aalberts Industries NV	2,403
65,283	e	Aaon, Inc	1,362
235,586	e	AAR Corp	4,401
686,751		ABB Ltd	14,242
54,795	e	Abengoa S.A.	175
219,180	*,e	Abengoa S.A. (B Shares)	677
40,001		ABG Shipyard Ltd	263
3,765,112		Aboitiz Equity Ventures, Inc	4,872
1,713,000		AcBel Polytech, Inc	1,220
224,770	*,e	Accuride Corp	722
199,000		ACES Electronic Co Ltd	251
100,422		Aceto Corp	1,008
69,803		ACS Actividades Cons y Servicios S.A.	1,769
80,970		Acter Co Ltd	350
303,117	e	Actuant Corp (Class A)	8,460
201,843		Acuity Brands, Inc	13,671
592,150		Adani Enterprises Ltd	2,966
46,972		Aditya Birla Nuvo Ltd	944
169,500		Advan Co Ltd	1,762
49,000		Advanced Ceramic X Corp	134
546,305	*	Aecom Technology Corp	13,002
138,987		Aecon Group, Inc	1,488
139,443	*,e	Aegion Corp	3,094
68,504	*,e	Aerovironment, Inc	1,489
15,100		AFG Arbonia-Forster Hldg	383
15,100	e	AG Growth International Inc	476
411,245	*	AGCO Corp	20,200
55,899		Aica Kogyo Co Ltd	903
40,500		Aichi Corp	209
189,200		Aida Engineering Ltd	1,501
158,372	*,e	Air Lease Corp	3,405
206,216		Aircastle Ltd	2,586
89,000		Airtac International Group	519
68,073	*	Akfen Holding AS.	355
27,435		Alamo Group, Inc	895
226,239		Alarko Holding AS	649
99,811	e	Albany International Corp (Class A)	2,264
26,684		Alfa Laval AB	558
9,113,540	e	Alfa S.A. de C.V. (Class A)	19,304
14,102,400		Alliance Global Group, Inc	5,779
190,993		Alliant Techsystems, Inc	11,834
28,092		Allied Electronics Corp Ltd	69
164,679		Allied Electronics Corp Ltd (Preference)	407
24,862		Alstom Projects India Ltd	189
848,163		Alstom RGPT	34,167
41,890		Alstom T&D India Ltd	143
112,253	e	Altra Holdings, Inc	2,475
1,186,025		Amada Co Ltd	7,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

134,600		Amano Corp	$1,176
6,208		Amara Raja Batteries Ltd	27
71,794	*,e	Ameresco, Inc	704
41,327	e	American Railcar Industries, Inc	1,311
51,513		American Science & Engineering, Inc	3,359
144,007	*,e	American Superconductor Corp	377
54,005	*	American Woodmark Corp	1,502
729,437		Ametek, Inc	27,405
46,254		Ampco-Pittsburgh Corp	924
34,000	*	Amrep Corp	0	^
255,000	e	Amtek Engineering Ltd	104
129,084		Andritz AG.	8,295
119,799	*,e	API Technologies Corp	352
101,131	e	Apogee Enterprises, Inc	2,424
169,317		Applied Industrial Technologies, Inc	7,113
134,439		Arcadis NV	3,192
104,542		Argan, Inc	1,882
31,605	e	Armstrong World Industries, Inc	1,603
366,392	*,e	ArvinMeritor, Inc	1,733
57,600		Asahi Diamond Industrial Co Ltd	570
1,756,205	e	Asahi Glass Co Ltd	12,823
640,660		Aselsan Elektronik Sanayi Ve Ticaret AS	3,045
1,515,208		Ashok Leyland Ltd	745
4,333,223		Ashtead Group plc	30,477
923,570		Assa Abloy AB (Class B)	34,766
175,727		Astaldi S.p.A.	1,182
67,836		Astec Industries, Inc	2,261
42,046	*	Astronics Corp	962
2,579	*,e	Astronics Corp (Class B)	56
598,016		Asunaro Aoki Construction Co Ltd	3,813
218,777		Atlas Copco AB (A Shares)	6,067
456,800		Atlas Copco AB (B Shares)	11,213
129,119	*	ATS Automation Tooling Systems, Inc	1,141
339,337	e	Ausdrill Ltd	1,013
269,672	e	Ausenco Ltd	905
1,102,675	e	Austal Ltd	653
81,264	e	Austin Engineering Ltd	366
513,173		Aveng Ltd	1,856
6,524,000	*	AVIC International Holding HK Ltd	244
3,308,000		AviChina Industry & Technology Co	1,487
120,748		AZZ, Inc	4,640
33,087		B&B Tools AB	335
318,622		Babcock & Wilcox Co	8,348
6,996,479	*	BAE Systems plc	38,888
549,381		Balfour Beatty plc	2,473
172,121		Bando Chemical Industries Ltd	578
546,000		Baoye Group Co Ltd	378
332,331		Barloworld Ltd	3,447
255,351		Barnes Group, Inc	5,735
78,615	*	Basil Read Holdings Ltd	101
8,405		Bauer AG.	215
15,285		BayWa AG.	660

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

521,296	*	BE Aerospace, Inc	$25,752
57	*	Beacon Power Corp	0	^
165,665	*,e	Beacon Roofing Supply, Inc	5,513
932,900	e	Beijing Enterprises Holdings Ltd	6,119
169,377		Belden CDT, Inc	7,620
7,321	*	BEML Ltd	38
972,800		Benalec Holdings BHD	445
3,367,400		Berjaya Corp BHD	650
801,000		BES Engineering Corp	223
528,759		Besalco S.A.	966
1,011,497		Bharat Heavy Electricals	4,275
8,821		BHI Co Ltd	222
502,422		Bidvest Group Ltd	12,854
86,459	e	Bird Construction Income Fund	1,149
174,654	*	Blount International, Inc	2,763
3,000		Blue Star Ltd	10
58,459	*,e	Bluelinx Holdings, Inc	164
1,101,020		Boart Longyear Group	2,200
15,451	*	Bobst Group AG.	441
487,101		Bodycote plc	3,642
5,319,740		Boeing Co	400,896
441,000		Boer Power Holdings Ltd	214
2,087,330		Bombardier, Inc	7,890
243,499		Boskalis Westminster	11,022
3,287		Bossard Holding AG.	482
144,070		Bouygues S.A.	4,287
224,864	e	Bradken Ltd	1,300
208,169		Brady Corp (Class A)	6,953
46,928		Brenntag AG.	6,183
177,287	e	Briggs & Stratton Corp	3,737
17,881		Bucher Industries AG.	3,537
16,806		Budimex S.A.	381
157,782	*,e	Builders FirstSource, Inc	880
102,000		Bunka Shutter Co Ltd	476
254,707		Bunzl plc	4,216
57,469		Burckhardt Compression Holding AG.	18,850
242,209	e	CAE, Inc	2,452
51,964	*	CAI International, Inc	1,141
1,012,113	*,e	Capstone Turbine Corp	901
15,923		Carbone Lorraine	445
144,904		Cardno Ltd	1,061
42,319	e	Cargotec Corp (B Shares)	1,126
563,006		Carillion plc	2,934
402,509		Carlisle Cos, Inc	23,651
46,187		Cascade Corp	2,970
2,131,799		Caterpillar, Inc	190,967
328,000		CB Industrial Product Holding BHD	294
1,195,000		Central Glass Co Ltd	4,037
22,652		CENTROTEC Sustainable AG.	403
123,517	*	Cersanit Krasnystaw S.A.	57
97,000		Champion Building Materials Co Ltd	38
218,500		Changchai Co Ltd	101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,929,840	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	$5,917
109,023	*	Chart Industries, Inc	7,269
576,565		Chemring Group plc	2,150
348,000		Chen Hsong Holdings	106
712,000	*	Chengdu Putian Telecom Cable Co Ltd	93
1,227,797	e	Chicago Bridge & Iron Co NV	56,908
574,050		Chien Kuo Construction Co Ltd	280
819,000		China Automation Group Ltd	232
5,872,000	e	China Communications Construction Co Ltd	5,782
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	237
570,000		China Electric Manufacturing Corp	338
3,854,000	*	China Energine International Holdings Ltd	179
531,050	*	China Fangda Group Co Ltd	175
882,000		China Glass Holdings Ltd	137
1,566,000	*,e	China High Speed Transmission Equipment Group Co Ltd	625
1,136,470	*	China International Marine Containers Group Co Ltd	1,742
3,577,000	e	China Liansu Group Holdings Ltd	2,504
4,672,000	e	China National Materials Co Ltd	1,469
5,900,500	e	China Railway Construction Corp	6,826
8,333,000		China Railway Group Ltd	4,955
862,400	e	China Singyes Solar Technologies Holdings Ltd	744
9,797,400	e	China South Locomotive and Rolling Stock Corp	8,724
2,830,800	e	China State Construction International Holdings Ltd	3,455
145,000		China Steel Structure Co Ltd	154
1,058,000		Chip Eng Seng Corp Ltd	525
389,928		Chiyoda Corp	5,586
26,200		Chiyoda Integre Co Ltd	263
6,666,000		Chongqing Machinery & Electric Co Ltd	1,105
2,463		Chosun Refractories Co Ltd	138
56,800		Chudenko Corp	529
94,989	e	Chugai Ro Co Ltd	246
672,000		Chung Hsin Electric & Machinery Manufacturing Corp	361
25,300		Churchill Corp	221
622,825		Cintra Concesiones de Infraestructuras de Transporte S.A.	9,272
629,601		CIR-Compagnie Industriali Riunite S.p.A.	664
62,903		CIRCOR International, Inc	2,490
1,902,814	e	Citic Pacific Ltd	2,879
5,891,000	*,e	Citic Resources Holdings Ltd	921
183,000	e	Civmec Ltd	171
44,696		CJ Corp	4,968
52,800		CKD Corp	333
128,102		Clal Industries and Investments	410
234,403	e	Clarcor, Inc	11,200
549,837		Clough Ltd	531
311,301	e	CNH Global NV	12,542
403,866		Coastal Contracts BHD	265
861,005		Cobham plc	3,128
459,368		Cofide S.p.A.	244
34,935	e	Coleman Cable, Inc	324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

108,997	*	Colfax Corp	$4,398
103,837	*	Columbus McKinnon Corp	1,715
187,273		Comfort Systems USA, Inc	2,277
94,703	*	Commercial Vehicle Group, Inc	778
1,446,607		Compagnie de Saint-Gobain	62,123
7,985		Compagnie d’Entreprises CFE	462
283,700		COMSYS Holdings Corp	3,644
49,911		Concentric AB	431
2,022		Construcciones y Auxiliar de Ferrocarriles S.A.	934
827,000		Continental Engineering Corp	327
2,127,400	e	Cosco Corp Singapore Ltd	1,586
2,242,000		Cosco International Holdings Ltd	999
26,885		Cosel Co Ltd	331
91,657	e	Costain Group plc	378
14,203	*	CPI Aerostructures, Inc	142
63,577	e	Cramo Oyj (Series B)	669
65,739	e	Crane Co	3,042
30,000		Crompton Greaves Ltd	64
1,084,590		CSBC Corp Taiwan	667
713,222		CSR Ltd	1,462
836,000		CTCI Corp	1,661
122,090		Cubic Corp	5,857
974,665		Cummins, Inc	105,605
232,003		Curtiss-Wright Corp	7,617
550,000		DA CIN Construction Co Ltd	384
37,938		Daelim Industrial Co	3,107
131,575	*	Daewoo Engineering & Construction Co Ltd	1,232
49,488		Daewoo International Corp	1,843
116,291		Daewoo Shipbuilding & Marine Engineering Co Ltd	2,982
196,500		Daifuku Co Ltd	1,265
134,641		Daihen Corp	397
104,280		Daiichi Jitsugyo Co Ltd	484
635,082		Daikin Industries Ltd	21,815
77,000		Daiwa Industries Ltd	432
190,200		Dalian Refrigeration Co Ltd	120
1,672,974		Danaher Corp	93,519
19,311	e	Danieli & Co S.p.A.	557
138,044		Danieli & Co S.p.A. (RSP)	2,334
193,776		DCC plc	6,343
455,819		Decmil Group Ltd	1,229
814,560	e	Deere & Co	70,394
29,100		Denyo Co Ltd	357
105,282	*	Deutz AG.	495
2,813,850		Dialog Group BHD	2,221
3,160,000	*,m	Dickson Group Holdings Ltd	18
126,196	*,e	DigitalGlobe, Inc	3,084
61,306	*	Discount Investment Corp	177
1,722,530		DMCI Holdings, Inc	2,263
738,308	*	Dogan Sirketler Grubu Holdings	383
328,200		Donaldson Co, Inc	10,778
538,400	e	Dongfang Electric Co Ltd	1,108
26,169	*	Dongkuk Structures & Construction Co Ltd	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,404		Doosan Corp	$1,264
24,330	*	Doosan Engine Co Ltd	197
65,213		Doosan Heavy Industries and Construction Co Ltd	2,775
135,100	*	Doosan Infracore Co Ltd	2,172
94,628		Douglas Dynamics, Inc	1,362
541,480		Dover Corp	35,581
47,766		Duerr AG.	4,280
139,787	e	Duro Felguera S.A.	888
39,333	*,e	DXP Enterprises, Inc	1,930
148,243	*	Dycom Industries, Inc	2,935
68,468		Dynamic Materials Corp	952
218,000		Dynapack International Technology Corp	867
423,900		Dynasty Ceramic PCL	633
22,868		Eastern Co	362
2,275,821		Eaton Corp	123,350
531,828		Ebara Corp	2,238
29,315		Eczacibasi Yatirim Holding	104
56,447	*	Edgen Group, Inc	399
574,415	*	Edwards Group Ltd (ADR)	3,492
3,287	*	Eicher Motors Ltd	174
107,021		Eiffage S.A.	4,795
28,021		Elbit Systems Ltd	1,124
2,620		Electra Israel Ltd	256
360,435		EMCOR Group, Inc	12,475
843,921		Emeco Holdings Ltd	547
1,739,281		Emerson Electric Co	92,112
735,082		Empresa Brasileira de Aeronautica S.A.	5,188
1,251,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	3,117
60,051		Encore Wire Corp	1,820
10,400	*,e	Endo Lighting Corp	311
206,079	*,e	Energy Recovery, Inc	701
257,513	*	EnerSys	9,690
66,792		ENG Electric Co Ltd	81
19,388	*,e	Engility Holdings, Inc	373
2,315,354		Engineers India Ltd	9,679
1,156,378		Enka Insaat ve Sanayi AS	3,452
20,028	*,e	Enphase Energy, Inc	73
75,540	*,e	EnPro Industries, Inc	3,090
96,000		Enric Energy Equipment Holdings Ltd	87
99,749		ESCO Technologies, Inc	3,732
169,862		Escorts Ltd	232
133,997	*	Esterline Technologies Corp	8,524
1,144,901		European Aeronautic Defence and Space Co	45,133
234,282		Exelis, Inc	2,640
48,131	*	Fabryka Kotlow Rafako S.A.	131
7,419		Faiveley S.A.	480
105,964	*	Fanuc Ltd	19,715
4,000,000	*	Far East Global Group Ltd	795
4,308,852		Far Eastern Textile Co Ltd	4,947
770,534		Fastenal Co	35,976
252,065	*,e	Federal Signal Corp	1,918

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

231,840	*	Fenner plc	$1,511
1,194,356		Ferreyros S.A.	1,029
1,780,558		Fiat Industrial S.p.A.	19,507
298,362	*	Finmeccanica S.p.A.	1,727
212,928	e	Finning International, Inc	5,260
588,000	*,e	First Tractor Co	585
172,637	*,e	Flow International Corp	604
226,221	e	Flowserve Corp	33,209
74,350	e	FLSmidth & Co AS	4,330
811,702	e	Fluor Corp	47,679
171,874	*,e	Fomento de Construcciones y Contratas S.A.	2,140
109,173		Forge Group Ltd	567
881,879		Forjas Taurus S.A. (Preference)	1,249
1,367,167	*	Fortune Brands Home & Security, Inc	39,949
290,100		Foshan Electrical and Lighting Co Ltd	198
144,733	*	Foster Wheeler AG.	3,520
107,692		Franklin Electric Co, Inc	6,695
1,297,099		Fraser and Neave Ltd	10,365
69,051		Freightcar America, Inc	1,548
33,164	*	Frigoglass S.A.	231
401,942		FSP Technology, Inc	374
183,200	*,e	Fudo Tetra Corp	366
525,266	*,e	FuelCell Energy, Inc	482
554,302	*	Fuji Electric Holdings Co Ltd	1,364
85,192		Fuji Machine Manufacturing Co Ltd	804
472,978		Fujikura Ltd	1,476
149,000		Fujitec Co Ltd	1,082
137,747	*,e	Furmanite Corp	740
840,000	*	Furukawa Co Ltd	852
693,762	*	Furukawa Electric Co Ltd	1,560
40,019	*	Futaba Corp/Chiba	453
306,000		G Shank Enterprise Co Ltd	183
668,000	*	Gallant Venture Ltd	158
176,263		Galliford Try plc	2,151
280,344	e	Gamesa Corp Tecnologica S.A.	622
3,943,400		Gamuda BHD	4,709
124,130	e	Gardner Denver, Inc	8,503
111,149		GATX Corp	4,813
68,789		GEA Group AG.	2,237
17,781		Geberit AG.	3,942
243,998	*,e	GenCorp, Inc	2,233
167,879	e	Generac Holdings, Inc	5,760
119,793	*,e	General Cable Corp	3,643
743,204		General Dynamics Corp	51,482
44,389,784		General Electric Co	931,742
56,568	*	GeoEye, Inc	1,738
4,697		Georg Fischer AG.	1,898
5,556		Gesco AG.	502
159,055	*,e	Gibraltar Industries, Inc	2,532
292,221		Giken Seisakusho Co, Inc	1,548
150,720		Gildemeister AG.	3,071
59,361	e	Global Power Equipment Group, Inc	1,018

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

591,000		Globe Union Industrial Corp	$306
75,256		Glory Ltd	1,744
1,923,251	*	GMR Infrastructure Ltd	686
52,595	e	Gorman-Rupp Co	1,569
154,290		Graco, Inc	7,944
149,571	*,e	GrafTech International Ltd	1,404
248,831		Grafton Group plc	1,288
38,923	e	Graham Corp	759
303,765		Grana y Montero S.A.	1,154
189,533		Granite Construction, Inc	6,372
9,950		Graphite India Ltd	15
205,648	e	Great Lakes Dredge & Dock Corp	1,836
22,415		Greaves Cotton Ltd	34
81,949	*	Greenbrier Cos, Inc	1,325
198,595	e	Griffon Corp	2,276
58,821	*	Grontmij (ADR)	224
149,813		Group Five Ltd	498
1,076,037	e	Grupo Carso S.A. de C.V. (Series A1)	5,207
47,644		GS Engineering & Construction Corp	2,579
10,060		GS Global Corp	113
73,065	e	GS Yuasa Corp	295
98,800	e	Guangzhou Shipyard International Co Ltd	86
313,342	e	GWA International Ltd	756
121,355		H&E Equipment Services, Inc	1,829
1,193,000	e	Haitian International Holdings Ltd	1,424
55,224	e	Haldex AB	286
6,670		Halla Engineering & Construction Corp	50
430,596		Hangzhou Steam Turbine Co	583
39,530	*	Hanjin Heavy Industries & Construction Co Ltd	466
38,340		Hanjin Heavy Industries & Construction Holdings Co Ltd	267
241,395	*	Hanwa Co Ltd	945
790,700		HAP Seng Consolidated BHD	452
2,186,000		Harbin Power Equipment	1,915
42,578		Hardinge, Inc	423
103,876		Harsco Corp	2,441
164,602		Havells India Ltd	1,926
186,984	e	Heico Corp	8,369
259,276	*,e	Heidelberger Druckmaschinen	424
167,708	*	Hellenic Technodomiki Tev S.A.	428
2,804,000		Henderson Investment Ltd	219
691,027	*,e	Hexcel Corp	18,630
21,400		Hibiya Engineering Ltd	245
571,021		Hills Industries Ltd	537
1,195,866	*	Hindustan Construction Co	398
1,057,577	*	Hino Motors Ltd	9,559
19,000		Hisaka Works Ltd	157
233,000	*,e	Hitachi Cable Ltd	381
201,934	e	Hitachi Construction Machinery Co Ltd	4,247
55,000	e	Hitachi Koki Co Ltd	451
1,046,899	*	Hitachi Zosen Corp	1,475
241,138		Hiwin Technologies Corp	1,782
4,838,000	e	HKC Holdings Ltd	185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,589	*	Hochtief AG.	$444
446,735		Hock Seng Lee BHD	219
11,552	*	Homag Group AG.	175
5,947,210		Honeywell International, Inc	377,469
159,000		Hong Leong Asia Ltd	221
1,112,387		Hopewell Holdings	4,823
43,000		Hoshizaki Electric Co Ltd	1,143
38,000		Hosokawa Micron Corp	237
68,768	e	Houston Wire & Cable Co	844
911,000	*	HUA ENG Wire & Cable	393
88,371		Hubbell, Inc (Class B)	7,479
21,498		Huber & Suhner AG.	1,027
157,113		Huntington Ingalls	6,809
24,380	*	Hurco Cos, Inc	561
3,199,961		Hutchison Whampoa Ltd	33,910
17,644		Hy-Lok Corp	330
71,978	e	Hyster-Yale Materials Handling, Inc	3,513
40,020		Hyundai Corp	781
201,686		Hyundai Development Co	4,113
91,280		Hyundai Engineering & Construction Co Ltd	6,017
71,622		Hyundai Heavy Industries	16,296
12,968		Hyundai Mipo Dockyard	1,556
54,200	*,e	Idec Corp	504
111,469		IDEX Corp	5,187
669,019	*	Ihlas Holding	471
188,159	*	II-VI, Inc	3,438
1,619,807		IJM Corp BHD	2,650
31,410		Iljin Electric Co Ltd	134
1,793,690	e	Illinois Tool Works, Inc	109,074
21,470		IMARKETKOREA,Inc	572
56,537		IMI plc	1,023
40,482		Implenia AG.	1,766
873,648		Impregilo S.p.A.	4,095
28,640		IMS-Intl Metal Service	332
200,749		Imtech NV	4,663
38,610		Inaba Denki Sangyo Co Ltd	1,109
98,884		Inabata & Co Ltd	667
41,698		Indus Holding AG.	1,116
14,700		Industria Macchine Automatiche S.p.A.	279
39,000	*	Industrias Romi S.A.	88
21,876		Indutrade AB	663
996		Ingersoll-Rand India Ltd	9
2,387,193		Ingersoll-Rand plc	114,490
66,599		Insteel Industries, Inc	831
2,925,000	*	Interchina Holdings Co	173
89,272		Interpump Group S.p.A.	686
273,490		Interserve plc	1,745
14,510,048		Invensys plc	77,651
266,900		Iochpe-Maxion S.A.	3,565
12,320		IS Dongseo Co Ltd	117
542,000		Iseki & Co Ltd	1,412
296,000		I-Sheng Electric Wire & Cable Co Ltd	413

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,008,341		Ishikawajima-Harima Heavy Industries Co Ltd	$28,546
1,650,000		Italian-Thai Development PCL	227
3,410,677		Itochu Corp	36,048
225,740		ITT Corp	5,296
759,135	*	IVRCL Infrastructures & Projects Ltd	638
244,000		Iwatani International Corp	908
307,350	*	Jacobs Engineering Group, Inc	13,084
198,102		Jain Irrigation Systems Ltd	274
1,300,978		Jaiprakash Associates Ltd	2,351
106,604	*	Japan Pulp & Paper Co Ltd	351
297,443		Japan Steel Works Ltd	1,938
1,199,957		JG Summit Holdings (Series B)	1,158
109,894		JGC Corp	3,424
4,536,000	e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	743
20,000		Jingwei Textile Machinery	13
8,516		Jinsung T.E.C.	67
128,536		John Bean Technologies Corp	2,284
1,993,000		Johnson Electric Holdings Ltd	1,337
998,291		Joy Global, Inc	63,671
660,577		JTEKT Corp	6,298
179,000	e	Juki Corp	259
43,087		Jungheinrich AG.	1,681
7,506	*	JVM Co Ltd	327
3,805		Kaba Holding AG.	1,612
73,810	*	Kadant, Inc	1,957
180,434		Kajima Corp	597
8,178		Kalpataru Power Transmission Ltd	14
94,678	e	Kaman Corp	3,484
26,000	*	Kamei Corp	235
27,000		Kanamoto Co Ltd	415
229,000		Kandenko Co Ltd	1,030
554,000	*	Kanematsu Corp	764
23,600		Katakura Industries Co Ltd	209
23,000		Kaulin Manufacturing Co Ltd	14
1,828,640	*	Kawasaki Heavy Industries Ltd	4,973
115,407		Kaydon Corp	2,762
1,016,252		KBR, Inc	30,406
14,427		KCC Corp	4,032
6,490		KCC Engineering & Construction Co Ltd	159
62,368	e	KCI Konecranes Oyj	2,128
10,039	*	KEC International Ltd	12
25,000		Keihan Electric Railway Co Ltd	113
149,638		Keller Group plc	1,686
10,657		Kendrion NV	225
342,020	e	Kennametal, Inc	13,681
182,243		Kentz Corp Ltd	1,160
2,581,438	e	Keppel Corp Ltd	23,573
65,538	*,e	KEYW Holding Corp	832
46,099		KHD Humboldt Wedag International AG.	285
55,739		Kier Group plc	1,211
118,937		Kinden Corp	775

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

192,000		King Slide Works Co Ltd	$1,221
161,744		Kingspan Group plc	1,789
49,000		Kinik Co	70
50,000		Kinki Sharyo Co Ltd	168
249,300		Kitz Corp	1,179
119,432	e	Kloeckner & Co AG.	1,428
1,422,956		KOC Holding AS	7,435
19,790		Kolon Engineering & Construction Co Ltd	65
1,325,367		Komatsu Ltd	34,009
3,179		Komax Holding AG.	249
66,090		Komori Corp	550
176,424		Kone Oyj (Class B)	13,048
307,328	e	Koninklijke BAM Groep NV	1,326
1,324,737		Koninklijke Philips Electronics NV	35,079
14,708	*	Koor Industries Ltd	186
72,525	*	Kopex S.A.	415
47,770		Korea Aerospace Industries Ltd	1,158
21,090		Korea Electric Terminal Co Ltd	575
136,629	*,e	Kratos Defense & Security Solutions, Inc	687
16,045		Krones AG.	1,000
235		KSB AG.	144
887,757		Kubota Corp	10,207
31,690	*	KUKA AG.	1,164
5,000		Kumho Electric Co Ltd	101
54,571	*	Kumho Industrial Co Ltd	79
15,610		Kurita Water Industries Ltd	343
83,579	e	Kuroda Electric Co Ltd	989
80,500	*	Kyokuto Kaihatsu Kogyo Co Ltd	886
67,000		Kyosan Electric Manufacturing Co Ltd	230
97,700		Kyowa Exeo Corp	983
54,000		Kyudenko Corp	279
367,473		L-3 Communications Holdings, Inc	28,156
1,074	*	Lakshmi Machine Works Ltd	44
1,161,918	*	Lanco Infratech Ltd	293
425,265		Larsen & Toubro Ltd	12,627
67,460	*	Layne Christensen Co	1,637
57,931		LB Foster Co (Class A)	2,517
125,696		Legrand S.A.	5,334
132,425		Leighton Holdings Ltd	2,500
420,160		Lennox International, Inc	22,067
380,000		Leoch International Technology Ltd	60
175,585		LG Corp	10,756
18,272		LG Hausys Ltd	1,358
70,170		LG International Corp	3,193
298,541		Lincoln Electric Holdings, Inc	14,533
80,310		Lindab International AB	531
66,924	e	Lindsay Manufacturing Co	5,362
4,131		LISI	336
687,591		LIXIL Group Corp	15,337
34,856	*	LMI Aerospace, Inc	674
586,708		Lockheed Martin Corp	54,147
159,000		Longwell Co	156
13,787,000	e	Lonking Holdings Ltd	3,742

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,719,936	*,e	Lonrho plc	$241
24,016		LS Cable Ltd	2,128
19,692		LS Industrial Systems Co Ltd	1,242
78,142	e	LSI Industries, Inc	548
134,000	*	Luoyang Glass Co Ltd	27
61,039	*,e	Lydall, Inc	875
8,960		Mabuchi Motor Co Ltd	382
174,021		MACA Ltd	414
3,227,878		Macmahon Holdings Ltd	773
205,000		Maeda Corp	1,084
181,000		Maeda Road Construction Co Ltd	2,765
156,247		Maire Tecnimont S.p.A.	84
226,748		Makino Milling Machine Co Ltd	1,409
108,511	*	Makita Corp	5,041
514,449		Malaysia Marine and Heavy Engineering Sdn BHD	744
2,224,300		Malaysian Resources Corp BHD	1,139
173,427		MAN AG.	18,630
12,016		Manitou BF S.A.	207
185,191		Manitowoc Co, Inc	2,904
262,700		Marcopolo S.A.	1,655
3,937,636	*	Marubeni Corp	28,253
1,960,570		Masco Corp	32,663
192,708	*,e	Mastec, Inc	4,804
37,000		Max Co Ltd	451
137,165		MAX India Ltd	611
602,686		Meggitt plc	3,774
236,000	e	Meidensha Corp	800
21,000	*,e	Meiwa Corp	90
946,135		Melrose Industries plc	3,475
59,668		Metka S.A.	771
54,877	e	Met-Pro Corp	532
467,787	e	Metso Oyj	19,971
59,864	*,e	Meyer Burger Technology AG.	449
45,414		Michael Baker Corp	1,132
70,003		Micron Machinery Co Ltd	1,913
70,327	*,e	Middleby Corp	9,017
65,366	e	Miller Industries, Inc	997
333,100		Mills Estruturas e Servicos de	5,531
1,589,000	e	Minebea Co Ltd	5,645
183,000		Miraito Holdings Corp	1,661
99,200		MISUMI Group, Inc	2,711
2,383,958		Mitsubishi Corp	45,898
1,117,190		Mitsubishi Electric Corp	9,512
3,453,800		Mitsubishi Heavy Industries Ltd	16,707
109,700		Mitsuboshi Belting Co Ltd	610
3,054,297		Mitsui & Co Ltd	45,780
2,533,304		Mitsui Engineering & Shipbuilding Co Ltd	3,908
686,000		Mitsui Matsushima Co Ltd	1,152
31,600	e	Miura Co Ltd	830
4,058,474		MMC Corp BHD	3,492
1,274,635	e	Monadelphous Group Ltd	32,816
39,300	e	MonotaRO Co Ltd	1,266

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

162,475	*	Moog, Inc (Class A)	$6,666
672,856	*	Morgan Crucible Co plc	3,014
40,262		Morgan Sindall plc	337
111,100	e	Mori Seiki Co Ltd	973
213,070	e	Mota Engil SGPS S.A.	441
203,066	*	MRC Global, Inc	5,641
126,250		MSC Industrial Direct Co (Class A)	9,517
77,951		MTU Aero Engines Holding AG.	7,114
726,166		Mudajaya Group BHD	625
179,879		Mueller Industries, Inc	8,999
831,372		Mueller Water Products, Inc (Class A)	4,664
591,400		Muhibbah Engineering M BHD	160
902,504	*,e	Murray & Roberts Holdings Ltd	2,635
91,151	*	MYR Group, Inc	2,028
26,910	e	Nabtesco Corp	601
217,332		Nachi-Fujikoshi Corp	888
86,810		Nagarjuna Construction Co	92
269,600		Nagase & Co Ltd	2,987
42,300		Namura Shipbuilding Co Ltd	139
16,890	e	National Presto Industries, Inc	1,167
83,025	*,e	Navistar International Corp	1,807
10,050		NCC AB	210
98,400	e	NCC AB (B Shares)	2,069
123,710	*	NCI Building Systems, Inc	1,720
77,700		NEC Capital Solutions Ltd	1,171
2,023,351	*	Neo-Neon Holdings Ltd	536
26,134		Nexans S.A.	1,170
196,050		NGK Insulators Ltd	2,326
105,029	e	Nibe Industrier AB (Series B)	1,520
130,000	e	Nichias Corp	711
8,000		Nichiden Corp	194
61,100		Nichiha Corp	709
62,291	e	Nidec Corp	3,638
82,000		Nippo Corp	1,134
155,000	e	Nippon Carbon Co Ltd	322
69,000		Nippon Densetsu Kogyo Co Ltd	655
128,000		Nippon Koei Co Ltd	471
224,000		Nippon Road Co Ltd	1,049
93,730	e	Nippon Sharyo Ltd	359
1,577,000	e	Nippon Sheet Glass Co Ltd	2,085
158,300		Nippon Signal Co Ltd	1,120
65,000		Nippon Steel Trading Co Ltd	174
92,000		Nippon Thompson Co Ltd	413
385,000		Nishimatsu Construction Co Ltd	807
13,400		Nishio Rent All Co Ltd	188
160,000	e	Nisshinbo Industries, Inc	1,354
63,000		Nissin Electric Co Ltd	324
24,300		Nitta Corp	390
246,000	*	Nitto Boseki Co Ltd	972
81,600		Nitto Kogyo Corp	1,110
13,973		Nitto Kohki Co Ltd	297
24,460		NK Co Ltd	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

28,238	e	NKT Holding AS	$1,021
59,178	*	NN, Inc	542
4,523,122		Noble Group Ltd	4,370
51,800	*,e	Nordex AG.	206
332,065		Nordson Corp	20,960
268,919		Noritake Co Ltd	654
77,800		Noritz Corp	1,301
48,824		NORMA Group	1,353
34,734	*	Nortek, Inc	2,301
654,077		Northrop Grumman Corp	44,203
34,155	*	Northwest Pipe Co	815
972,744		NRW Holdings Ltd	1,946
172,482		NSK Ltd	1,227
927,000		NTN Corp	2,513
2,349,328	e	NWS Holdings Ltd	3,993
25,438		Obara Corp	285
1,041,809		Obayashi Corp	5,874
104,286		Obrascon Huarte Lain S.A.	3,047
618,253		OC Oerlikon Corp AG.	7,041
10,093		OHB AG.	202
127,500		Oiles Corp	2,569
253,641		Okuma Holdings, Inc	1,750
221,000		Okumura Corp	905
6,089	e	Omega Flex, Inc	75
13,600		Onoken Co Ltd	121
139,958		Orascom Construction Industries	5,553
214,335	*	Orbital Sciences Corp	2,951
46,000		Organo Corp	261
93,272	*,e	Orion Marine Group, Inc	682
61,541		Orkla ASA	539
82,184	*	Ormat Industries	494
82,400		OSG Corp	1,143
203,141	*	Oshkosh Truck Corp	6,023
120,484	e	Outotec Oyj	6,807
2,456,180	*	Owens Corning, Inc	90,854
892,714	e	Paccar, Inc	40,360
17,261		Palfinger AG.	375
466,298	e	Pall Corp	28,099
1,631,000		Pan-United Corp Ltd	1,044
1,481,210		Parker Hannifin Corp	125,992
28,480	*	Patrick Industries, Inc	443
221,257	e	Peab AB (Series B)	1,058
1,454,112		Pentair Ltd	71,470
340,500	e	Penta-Ocean Construction Co Ltd	921
156,998	*	Perini Corp	2,151
11,804		Pfeiffer Vacuum Technology AG.	1,438
49,388	*,e	Pgt, Inc	222
107,000		Phihong Technology Co Ltd	92
71,309		Pike Electric Corp	681
15,495	*	Pinguely-Haulotte	113
603,843	*	Pipavav Shipyard Ltd	1,008
37,035		Pkc Group Oyj	762

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,743		Plasson	$135
104,097	*,e	PMFG, Inc	946
112,300		Polyplex PCL	51
322,395	*,e	Polypore International, Inc	14,991
32,393	*	Powell Industries, Inc	1,345
1,059,405		Precision Castparts Corp	200,673
10,888		Preformed Line Products Co	647
195,960	e	Primoris Services Corp	2,947
120,000	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	800
60,681	*,e	Proto Labs, Inc	2,392
43,337		Prysmian S.p.A.	865
1,290,000		PT Adhi Karya Persero Tbk	237
6,282,500		PT AKR Corporindo Tbk	2,721
564,500		PT Hexindo Adiperkasa Tbk	478
10,613,000		PT Pembangunan Perumahan Tbk	916
12,877,500		PT Surya Semesta Internusa Tbk	1,451
2,748,664		PT United Tractors Tbk	5,670
7,843,500		PT Wijaya Karya	1,209
751,670	*	Punj Lloyd Ltd	835
1,726,614	*	QinetiQ plc	5,190
129,492		Quanex Building Products Corp	2,643
930,670	*	Quanta Services, Inc	25,398
3,656		R Stahl AG.	130
140,631		Ramirent Oyj	1,167
706,700		Randon Participacoes S.A.	4,380
4,076		Rational AG.	1,177
310,464		Raubex Group Ltd	622
126,515		Raven Industries, Inc	3,335
924,514		Raytheon Co	53,215
76,684	*	RBC Bearings, Inc	3,840
47,740		Rechi Precision Co Ltd	42
266,265		Regal-Beloit Corp	18,764
203,317	e	Reunert Ltd	1,825
714,982		Rexel S.A.	14,623
141,347	*,e	Rexnord Corp	3,011
104,976		Rheinmetall AG.	5,100
304,365		Rich Development Co Ltd	161
3,762		Rieter Holding AG.	660
182,608		Robbins & Myers, Inc	10,856
679,740		Rockwell Automation, Inc	57,091
795,441		Rockwell Collins, Inc	46,271
9,557		Rockwool International AS (B Shares)	1,074
2,932,025	*	Rolls-Royce Group plc	42,055
1,512,127		Roper Industries, Inc	168,572
4,235	e	Rosenbauer International AG.	257
331,000		Rotary Engineering Ltd	122
123,284		Rotork plc	5,146
195,000		Run Long Construction Co Ltd	227
113,588	*	Rush Enterprises, Inc (Class A)	2,348
158,333	e	Russel Metals, Inc	4,395
166,000	e	Ryobi Ltd	450
15,330		S&T Holdings Co Ltd	140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,377		Saab AB (Class B)	$3,028
173,402		Safran S.A.	7,510
27,641		Saft Groupe S.A.	651
533,199		Salfacorp S.A.	1,091
171,579		Samsung Corp	10,135
41,258		Samsung Engineering Co Ltd	6,428
453,056		Samsung Heavy Industries Co Ltd	16,554
45,674		Samsung Techwin Co Ltd	2,564
367,370		San Miguel Corp	944
242,000		San Shing Fastech Corp	356
756,424		Sandvik AB	12,157
121,003		Sanki Engineering Co Ltd	592
27,800	*	Sankyo Tateyama, Inc	494
627,000		Sanwa Shutter Corp	2,768
1,348,000	e	Sany Heavy Equipment International	714
98,000		Sanyo Denki Co Ltd	537
83,409	e	Sauer-Danfoss, Inc	4,452
1,118,171		Scania AB (B Shares)	23,248
6,234		Schindler Holding AG.	902
6,553		Schindler Holding AG. (Reg)	929
41,890	*	Schneider Electric Infrastructure Ltd	65
436,364		Schneider Electric S.A.	31,960
28,747		Schouw & Co	758
1,730		Schweiter Technologies AG.	993
1,628		Seaboard Corp	4,119
39,540	e	SeaCube Container Leasing Ltd	745
367,356		Sedgman Ltd	478
80,000		Seika Corp	221
156,000		Sekisui Jushi Corp	1,636
1,249,924		SembCorp Industries Ltd	5,450
1,403,273	e	SembCorp Marine Ltd	5,361
15,716		Semperit AG. Holding	650
933,574		Senior plc	3,056
69,881	*	Sensata Technologies Holding BV	2,270
43,670	e	SGL Carbon AG.	1,741
385,308	*	SGSB Group Co Ltd	170
144,200	*	Shanghai Automation Instrumentation Co Ltd	73
754,880		Shanghai Diesel Engine Co Ltd	512
7,840,000	e	Shanghai Electric Group Co Ltd	3,415
746,600	*	Shanghai Erfangji Co Ltd	333
605,800		Shanghai Highly Group Co Ltd	320
1,791,400		Shanghai Industrial Holdings Ltd	6,387
218,200	*	Shanghai Lingyun Industries Development Co Ltd	112
131,800		Shanghai Material Trading Co Ltd	65
479,420		Shanghai Mechanical and Electrical Industry Co Ltd	506
438,400		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	355
167,538	*	Shaw Group, Inc	7,809
342,823		ShenMao Technology, Inc	382
584,000		Shihlin Electric & Engineering Corp	726
256,179		Shikun & Binui Ltd	477
29,100		Shima Seiki Manufacturing Ltd	475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

442,733		Shimizu Corp	$1,664
184,000		Shin Zu Shing Co Ltd	572
124,000		Shinko Electric Co Ltd	236
472,590		Shinmaywa Industries Ltd	3,203
65,000		Shinsho Corp	128
23,900	e	SHO-BOND Holdings Co Ltd	895
560,800		Siam Future Development PCL	130
787,828	*	Siemens AG.	86,149
58,154		Siemens India Ltd	714
6,307	e	SIFCO Industries, Inc	99
789,252		SIG plc	1,565
72,669		Silitech Technology Corp	126
3,673,771		Sime Darby BHD	11,474
174,670		Simpson Manufacturing Co, Inc	5,727
8,134,000		Singamas Container Holdings Ltd	1,990
2,360,916		Singapore Technologies Engineering Ltd	7,452
1,965,100		Sino Thai Engineering & Construction PCL	1,755
433,988		Sintex Industries Ltd	525
46,300		Sintokogio Ltd	368
40,756		SK Corp	6,893
164,640		SK Networks Co Ltd	1,305
31,359		Skanska AB (B Shares)	515
2,425,096		SKF AB (B Shares)	61,422
6,197	*	SKF India Ltd	72
398,225		SM Investments Corp	8,593
13,949		SMC Corp	2,534
2,584,169		Smiths Group plc	50,618
433,141		Snap-On, Inc	34,214
159,074		SNC-Lavalin Group, Inc	6,448
522,016		SOCAM Development Ltd	593
120,200		Sodick Co Ltd	562
5,957,986		Sojitz Holdings Corp	8,809
6,876		Solar Holdings AS (B Shares)	315
2,086,159		Sonae SPGS S.A.	1,895
835,338	*	Speedy Hire plc	529
100,171		Spirax-Sarco Engineering plc	3,751
427,969	*	Spirit Aerosystems Holdings, Inc (Class A)	7,263
546,487		SPX Corp	38,336
145,000		Sriracha Construction PCL	181
62,925		Standex International Corp	3,227
467,580		Stanley Works	34,587
76,723		Stefanutti Stocks Holdings Ltd	84
98,233	*,e	Sterling Construction Co, Inc	976
31,646	e	Strabag SE	853
37,619		STX Corp Co Ltd	298
13,890		STX Engine Co Ltd	122
1,240,234	e	STX OSV Holdings Ltd	1,343
58,750		STX Shipbuilding Co Ltd	406
3,452		Sulzer AG.	546
255,000		Sumikin Bussan Corp	660
2,286,068		Sumitomo Corp	29,330
24,500	*	Sumitomo Densetsu Co Ltd	267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,015,653		Sumitomo Electric Industries Ltd	$11,740
910,628		Sumitomo Heavy Industries Ltd	4,364
43,000		Sumitomo Precision Products Co Ltd	208
74,050		Sun Hydraulics Corp	1,931
28,990	*	Sung Jin Geotec Co Ltd	293
13,371		Sung Kwang Bend Co Ltd	309
373,000		Sunonwealth Electric Machine Industry Co Ltd	229
148,000		Sunspring Metal Corp	157
263,526	e	Superior Plus Corp	2,713
648,661	*	Suzlon Energy Ltd	223
329,000	e	SWCC Showa Holdings Co Ltd	283
605,228		Swisslog Holding AG.	781
67,512		Sypris Solutions, Inc	267
1,176,370		Ta Ya Electric Wire & Cable	290
133,000		Tadano Ltd	1,117
10,658	*	Taewoong Co Ltd	207
116,440		Taeyoung Engineering & Construction	570
48,319	*	Taihan Electric Wire Co Ltd	169
89,000		Taihei Dengyo Kaisha Ltd	549
69,000		Taihei Kogyo Co Ltd	284
83,855		Taikisha Ltd	1,584
1,154,166		Taisei Corp	3,838
1,100,872		Taiwan Glass Industrial Corp	1,144
10,100	*	Takaoka Toko Holdings Co Ltd	148
145,929		Takara Standard Co Ltd	1,034
137,800		Takasago Thermal Engineering Co Ltd	1,084
290,000		Takuma Co Ltd	1,645
105,091	e	TAL International Group, Inc	3,823
360,630	*	Taser International, Inc	3,224
702,000	e	Tat Hong Holdings Ltd	785
46,000		Tatsuta Electric Wire and Cable Co Ltd	401
2,660,833		Teco Electric and Machinery Co Ltd	2,048
318,153	*	Teledyne Technologies, Inc	20,702
108,207	e	Tennant Co	4,756
361,632	*	Terex Corp	10,165
44,203	e	Textainer Group Holdings Ltd	1,391
3,881,286		Textron, Inc	96,217
217,139		Thales S.A.	7,566
22,707	*	Thermax Ltd	256
99,498	*,e	Thermon Group Holdings	2,242
114,893		THK Co Ltd	2,066
1,360,000	*	Tianjin Development Hldgs	762
534,922	e	Timken Co	25,585
155,642	e	Titan International, Inc	3,381
59,121	*,e	Titan Machinery, Inc	1,460
23,386	*	TK Corp	473
246,000		Toa Corp/Tokyo	407
14,000		Tocalo Co Ltd	235
339,000		Toda Corp	1,034
70,000		Toenec Corp	368
187,200		Tokai Corp	602
57,000		Tokyo Energy & Systems, Inc	327

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

96,060	e	Tokyu Construction Co Ltd	$277
53,978		Tong-Tai Machine & Tool Co Ltd	41
178,625		Topco Technologies Corp	380
23,000		Torishima Pump Manufacturing Co Ltd	185
348,985		Toro Co	14,999
100,342		Toromont Industries Ltd	2,129
445,964		Toshiba Machine Co Ltd	2,213
45,000		Toshiba Plant Systems & Services Corp	648
25,400	e	Totetsu Kogyo Co Ltd	348
80,297		Toto Ltd	604
90,800		Toyo Construction Co Ltd	323
160,000		Toyo Engineering Corp	758
12,100	e	Toyo Tanso Co Ltd	248
630,501		Toyota Tsusho Corp	15,563
777,000		Tradewinds Corp BHD	264
217,766		Trakya Cam Sanayi AS	298
193,704		TransDigm Group, Inc	26,413
2,547,862	e	Travis Perkins plc	45,653
1,146,570		Trelleborg AB (B Shares)	14,339
39,981		Trevi Finanziaria S.p.A.	215
88,917	*,e	Trex Co, Inc	3,310
202,564	*	Trimas Corp	5,664
257,907	e	Trinity Industries, Inc	9,238
176,498		Triumph Group, Inc	11,525
22,831		Triveni Turbine Ltd	25
47,262		Trusco Nakayama Corp	865
168,000		Tsubakimoto Chain Co	948
70,000	e	Tsugami Corp	462
46,000		Tsukishima Kikai Co Ltd	399
692,000	e	Tuan Sing Holdings Ltd	192
514,483		Turk Sise ve Cam Fabrikalari AS	855
83,749		Turk Traktor ve Ziraat Makineleri AS	2,748
27,976	e	Twin Disc, Inc	488
87,687		Ultra Electronics Holdings	2,389
11,700		Union Tool Co	182
151,172	*	Unison Co Ltd	975
205,000	e	United Engineers Ltd	569
513,061	e	United Group Ltd	5,857
404,000		United Integrated Services Co Ltd	341
280,749	*	United Rentals, Inc	12,780
2,089,069		United Technologies Corp	171,325
107,351		Universal Forest Products, Inc	4,084
64,407	e	Uponor Oyj	823
230,889		URS Corp	9,065
333,230	*,e	USG Corp	9,354
2,082,985		Ushio, Inc	22,841
158,102		Vallourec	8,299
145,000		Valmont Industries, Inc	19,800
243,086	*,e	Vestas Wind Systems AS	1,370
525,743		Vesuvius plc	2,955
77,843	*	Vicor Corp	422
873,437		Vinci S.A.	42,053

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,975		Voltas Ltd	$268
148,664		Volvo AB (B Shares)	2,050
91,793	*,e	Von Roll Holding AG.	204
6,141		Vossloh AG.	605
271,983	e	W.W. Grainger, Inc	55,041
232,564	*	Wabash National Corp	2,086
463,676	*	WABCO Holdings, Inc	30,227
44,262		Wacker Construction Equipment AG.	608
280,300		Wafangdian Bearing Co Ltd	196
22,938	e	Wajax Income Fund	939
50,000	*	Wakita & Co Ltd	411
9,157,050	*	Walsin Lihwa Corp	3,153
1,253		Walter Meier AG.	325
13,341		Wartsila Oyj (B Shares)	581
105,295		Watsco, Inc	7,887
121,876		Watts Water Technologies, Inc (Class A)	5,239
397,000		Ways Technical Corp Ltd	1,140
1,423,700		WCT Berhad	1,100
24,500		Weg S.A.	323
248,880		Wei Mon Industry Co Ltd	101
832,800	e	Weichai Power Co Ltd	3,764
23,609		Weir Group plc	730
198,520		Well Shin Technology Co Ltd	280
220,592	*,e	WESCO International, Inc	14,875
192,879		Westinghouse Air Brake Technologies Corp	16,885
57,805	*,e	Westport Innovations, Inc	1,530
3,747,641	e	Wienerberger AG.	34,501
15,196	*,e	Willis Lease Finance Corp	217
165,768		Wilson Bayly Holmes-Ovcon Ltd	3,070
1,811,849		Wolseley plc	86,640
304,215	e	Woodward Governor Co	11,600
26,127		Wooree ETI Co Ltd	122
24,863	e	XP Power Ltd	411
127,137		Xxentria Technology Materials Corp	229
307,963		Xylem, Inc	8,346
11,360		Y G-1 Co Ltd	129
36,000		Yahagi Construction Co Ltd	182
118,500		Yamazen Corp	889
2,534,370	e	Yangzijiang Shipbuilding	2,030
105,037		Yazicilar Holding AS	941
226,485	e	YIT Oyj	4,458
43,000		Yokogawa Bridge Holdings Corp	396
480,000	e	Yoma Strategic Holdings Ltd	283
22,070		Young Poong Precision Corp	225
5,190,000		Yuanda China Holdings Ltd	626
478,782		Yuasa Trading Co Ltd	859
834,000		Yungtay Engineering Co Ltd	1,543
53,000		Yurtec Corp	187
12,100		Yushin Precision Equipment Co Ltd	237
56,850		Zardoya Otis S.A.	810
12,160		Zehnder Group AG.	588
626,000	e	Zhuzhou CSR Times Electric Co Ltd	2,376

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,823	*	Zodiac S.A.	$8,284
31,286		Zumtobel AG.	415

		TOTAL CAPITAL GOODS	8,455,653

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
67,923		Aangpanneforeningen AB (B Shares)	1,629
221,180		ABM Industries, Inc	4,413
251,987	*	Acacia Research (Acacia Technologies)	6,463
434,016	*,e	ACCO Brands Corp	3,186
63,973		Acorn Energy, Inc	500
29,793		Adcorp Holdings Ltd	105
1,336,095		Adecco S.A.	70,757
100,170		Administaff, Inc	3,262
2,444,917		ADT Corp	113,664
174,016	*	Advisory Board Co	8,142
22,200		Aeon Delight Co Ltd	435
330,279	e	Aggreko plc	9,426
14,124		Akka Technologies S.A.	447
350,371	e	ALS Ltd	3,997
154,525		American Banknote S.A.	3,434
129,969	e	American Ecology Corp	3,060
160,109	*	ARC Document Solutions, Inc	410
16,650,000	*	Asia Energy Logistics Group Ltd	211
27,540		Assystem	541
39,557	*	AT Cross Co	426
231,895	*	Atkins WS plc	2,890
133,593		Avery Dennison Corp	4,665
291,630	*	Babcock International Group	4,603
44,215	e	Barrett Business Services, Inc	1,684
12,576	*,e	Bertrandt AG.	1,263
156,150	e	BFI Canada Ltd	3,372
98,869		Bilfinger Berger AG.	9,587
75,000		Black Diamond Group Ltd	1,512
296,699		Blue Label Telecoms Ltd	282
2,262,900		Brambles Ltd	17,943
236,328		Brink’s Co	6,742
31,959		Brunel International	1,559
68,671		Bureau Veritas S.A.	7,700
16,442		BWT AG.	346
145,427	e	Cabcharge Australia Ltd	671
397,510		Cape plc	1,369
1,390,951		Capita Group plc	17,188
98,951	*	Casella Waste Systems, Inc (Class A)	433
124,651	*,e	CBIZ, Inc	737
49,105	e	CDI Corp	841
54,827		Ceco Environmental Corp	546
201,923	*,e	Cenveo, Inc	545
10,312		Cewe Color Holding AG.	422
3,121,000	e	China Everbright International Ltd	1,601
267,527		Cintas Corp	10,942
125,615	*	Clean Harbors, Inc	6,910
220,000		Cleanaway Co Ltd	1,455

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,271	e	Compx International, Inc	$32
37,909	*	Consolidated Graphics, Inc	1,324
119,800		Contax Participacoes S.A.	1,445
485,588	*,e	Coolbrands International, Inc	850
887,307	*	Copart, Inc	26,176
179,196	e	Corporate Executive Board Co	8,505
408,074		Corrections Corp of America	14,474
42,056		Courier Corp	463
260,289		Covanta Holding Corp	4,795
39,166	*	CRA International, Inc	774
93,992		Credit Corp Group Ltd	798
690,102		Dai Nippon Printing Co Ltd	5,411
41,500		Daiseki Co Ltd	574
359,620		Davis Service Group plc	3,485
120,065		De La Rue plc	1,780
180,333		Deluxe Corp	5,814
114,315		Derichebourg	483
115,331	*	Dolan Media Co	449
529,168	*	Downer EDI Ltd	2,269
114,582	e	Dun & Bradstreet Corp	9,012
55,698		Duskin Co Ltd	1,009
2,323,000	*	Eastern Media International Corp	321
3,411,874		Edenred	105,524
603,170	*	EnergySolutions, Inc	1,882
113,158	*,e	EnerNOC, Inc	1,330
90,288	e	Ennis, Inc	1,397
490,284		Equifax, Inc	26,534
2,017,679		Experian Group Ltd	32,519
80,006	*	Exponent, Inc	4,467
1,158,000	*,e,m	Fook Woo Group Holdings Ltd	102
56,506	*	Franklin Covey Co	729
149,581	*	FTI Consulting, Inc	4,936
15,463,000		Fung Choi Media Group Ltd	1,709
75,738		G & K Services, Inc (Class A)	2,586
29,561		Gategroup Holding AG.	780
48,600		Genivar Income Fund	967
257,295		Geo Group, Inc	7,256
9,568		GL Events	213
63,507	*	GP Strategies Corp	1,311
1,087,283		Group 4 Securicor plc	4,556
60,817		Gunnebo AB	229
1,857,256		Hays plc	2,526
247,183		Healthcare Services Group	5,742
125,439		Heidrick & Struggles International, Inc	1,914
25,857	*,e	Heritage-Crystal Clean, Inc	388
201,920		Herman Miller, Inc	4,325
101,015	*,e	Hill International, Inc	370
157,768		HNI Corp	4,743
650,878	*	Homeserve plc	2,501
131,492	*,e	Hudson Highland Group, Inc	589
90,852	*	Huron Consulting Group, Inc	3,061
73,935	*,e	ICF International, Inc	1,733

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

547,716	*	ICO Global Communications Holdings Ltd	$696
127,774	*,e	IHS, Inc (Class A)	12,266
106,622	*,e	Innerworkings, Inc	1,469
204,030	e	Interface, Inc	3,281
62,560	e	Intersections, Inc	593
313,799		Intertek Group plc	15,940
230,677		Intrum Justitia AB	3,456
106,080	*	Ipek Matbacilik Sanayi Ve Ticaret AS	359
415,710		Iron Mountain, Inc	12,908
500,409	*	ITE Group plc	2,018
35,900		Itoki Corp	177
57,159	e	KAR Auction Services, Inc	1,157
96,899		Kelly Services, Inc (Class A)	1,525
17,832		KEPCO Plant Service & Engineering Co Ltd	1,018
137,287	e	Kforce, Inc	1,967
605,800		K-Green Trust	510
121,093		Kimball International, Inc (Class B)	1,406
177,284		Knoll, Inc	2,723
209,000		Kokuyo Co Ltd	1,499
258,844	*	Korn/Ferry International	4,105
105,000		Kyodo Printing Co Ltd	271
487,000		L&K Engineering Co Ltd	454
88,516		Loomis AB	1,424
247,567	e	Manpower, Inc	10,507
16,162		Matsuda Sangyo Co Ltd	197
88,405		McGrath RentCorp	2,566
117,879		McMillan Shakespeare Ltd	1,709
167,593		Mears Group plc	893
36,700		Meitec Corp	808
141,129	*,e	Metalico, Inc	277
347,808		Michael Page International plc	2,273
139,243		Mine Safety Appliances Co	5,947
698,009	e	Mineral Resources Ltd	7,181
55,490	*	Mistras Group, Inc	1,370
938,436	*	Mitie Group	4,034
22,072		Mitsubishi Pencil Co Ltd	369
6,900		Mitsubishi Research Institute, Inc	142
136,681	*	Mobile Mini, Inc	2,847
94,760	e	Morneau Sobeco Income Fund	1,210
183,183		Moshi Moshi Hotline, Inc	2,333
48,689	e	Multi-Color Corp	1,168
58,400		Multiplus S.A.	1,361
183,527	*	Navigant Consulting, Inc	2,048
62,393		Newalta, Inc	972
544,387	*	Nielsen Holdings NV	16,653
11,000		Nihon M&A Center, Inc	367
6,200		Nippon Kanzai Co Ltd	110
29,560	e	Nissha Printing Co Ltd	352
25,602		NL Industries, Inc	293
257,963	*,e	Odyssey Marine Exploration, Inc	766
75,000		Okamura Corp	539
147,396	*	On Assignment, Inc	2,989

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

22,768		Oyo Corp	$277
60,800		Park24 Co Ltd	960
224		Pasona Group, Inc	131
43,800		PayPoint plc	587
20,200	*,e	Performant Financial Corp	204
224		Pilot Corp	417
426,216	e	Pitney Bowes, Inc	4,535
49,138		Poyry Oyj	191
117,321	e	Proffice AB	404
180,880		Programmed Maintenance Services Ltd	361
87,300		PRONEXUS, Inc	496
359,590		Prosegur Cia de Seguridad S.A.	2,107
135,640	e	Quad	2,766
544,613	e	R.R. Donnelley & Sons Co	4,902
86,451		Randstad Holdings NV	3,209
1,045,162		Regus plc	1,874
2,367,685		Rentokil Initial plc	3,733
734,577		Republic Services, Inc	21,545
162,042		Resources Connection, Inc	1,935
92,737	e	Ritchie Bros Auctioneers, Inc	1,935
456,729	e	Robert Half International, Inc	14,533
338,492		Rollins, Inc	7,460
475,978		RPS Group plc	1,638
226,761	*	RPX Corp	2,050
22,319		S1 Corp (Korea)	1,459
243,095	e	SAI Global Ltd (New)	1,080
21,152	e	Sato Corp	342
45,700		Schawk, Inc (Class A)	601
4,345		Seche Environnement S.A.	158
200,258		Secom Co Ltd	10,089
383,100		Securitas AB (B Shares)	3,359
455,001	e	Seek Ltd	3,362
403,368		Serco Group plc	3,533
4,715	*	SGS S.A.	10,472
549,263		Shanks Group plc	791
17,800		Shenzhen Dongjiang Environmental Co Ltd	74
697,356		Skilled Group Ltd	1,890
81,093		Societe BIC S.A.	9,720
294,700		Sohgo Security Services Co Ltd	3,666
151,240		Sporton International, Inc	343
77,088	*	Standard Parking Corp	1,695
98,004	e	Stantec, Inc	3,916
374,730		Steelcase, Inc (Class A)	4,774
453,323	*	Stericycle, Inc	42,281
192,357		Sthree plc	1,054
250,729	*	SYKES Enterprises, Inc	3,816
207,000		Taiwan Secom Co Ltd	462
498,000		Taiwan-Sogo Shinkong Security Corp	602
70,481	*,e	Team, Inc	2,681
87,669		Teleperformance	3,188
62,600	e	Temp Holdings Co Ltd	774
286,755	*	Tetra Tech, Inc	7,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

486,000		Tianjin Capital Environmental Protection Group Co Ltd	$130
87,170	*	TMS International Corp	1,091
10,300		Tokyu Community Corp	351
235,956		Tomra Systems ASA	2,147
159,300	e	Toppan Forms Co Ltd	1,431
1,453,944	e	Toppan Printing Co Ltd	9,013
221,870		Towers Watson & Co	12,471
90,830	e	Transcontinental, Inc	1,018
1,554,301		Transfield Services Ltd	3,181
1,058,777	*	Transpacific Industries Group Ltd	871
67,925	*,e	TRC Cos, Inc	395
247,036	*,e	TrueBlue, Inc	3,891
5,205,849		Tyco International Ltd	152,271
67,000		Uchida Yoko Co Ltd	193
60,638		Unifirst Corp	4,446
145,224		United Stationers, Inc	4,501
83,406		USG People NV	674
1,394,675	*	Verisk Analytics, Inc	71,128
75,160		Viad Corp	2,041
22,210		VSE Corp	544
44,737	*	WageWorks, Inc	796
671,292	e	Waste Connections, Inc	22,683
1,097,734		Waste Management, Inc	37,038
7,100	e	Weathernews, Inc	196
990,000		WHK Group Ltd	1,013
581,686		Yem Chio Co Ltd	378

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,338,890

CONSUMER DURABLES & APPAREL - 1.8%
1,492,000	e	361 Degrees International Ltd	433
36,965		Accell Group	652
237,257		Adidas-Salomon AG.	21,175
86,000		Advanced International Multitech Co Ltd	123
17,402		Agabang&Company	152
293,542		Aksa Akrilik Kimya Sanayii	848
2,530,735	*	Alok Industries Ltd	515
47,000		Alpine Electronics, Inc	435
592,940		Altek Corp	350
139,556		Amer Sports Oyj (A Shares)	2,080
158,309	e	American Greetings Corp (Class A)	2,674
4,641,000	e	Anta Sports Products Ltd	4,176
460,005		Arcelik AS	3,017
73,115	*	Arctic Cat, Inc	2,441
68,600		Arezzo Industria e Comercio S.A.	1,325
97,400		Arnest One Corp	1,595
29,600		Aruze Corp	510
2,785,678	*	Arvind Ltd	5,134
135,000	*	Asia Optical Co, Inc	126
107,051		Asics Corp	1,635
478,000	e	Atsugi Co Ltd	576
138,095		Avgol Industries 1953 Ltd	129
45,150		AVY Precision Technology, Inc	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

50,191	*,e	Bang & Olufsen AS (B Shares)	$599
1,394,286	*	Barratt Developments plc	4,762
9,040	*	Basic House Co Ltd	125
41,634	e	Bassett Furniture Industries, Inc	519
72,290	*	Bata India Ltd	1,151
136,013	*,e	Beazer Homes USA, Inc	2,297
2,722,000	*	Beijing Properties Holdings Ltd	199
165,702	*	Bellway plc	2,800
44,433	e	Beneteau S.A.	483
180,154	*	Berkeley Group Holdings plc	5,183
13,141,842	e	Billabong International Ltd	11,472
775,000	e	Billion Industrial Holdings Ltd	498
52,707	e	Blyth, Inc	820
289,945	*	Bombay Dyeing & Manufacturing Co Ltd	725
4,558,000		Bosideng International Holdings Ltd	1,372
197,631		Bovis Homes Group plc	1,865
405,192		Brookfield Incorporacoes S.A.	677
57,531	*,e	Brunello Cucinelli S.p.A	1,015
345,708	e	Brunswick Corp	10,057
101,830	*	Burberry Group plc	2,047
74,780	e	BWG Homes ASA	162
352,932	e	Callaway Golf Co	2,294
338,438	*,e	Carter’s, Inc	18,834
654,731	*,e	Casio Computer Co Ltd	5,747
24,558	*	Cavco Industries, Inc	1,227
332,000		Cecep Costin New Materials Grp Ltd	128
49,560	e	Cherokee, Inc	679
2,296,000	*	Chigo Holding Ltd	59
2,472,400		China Dongxiang Group Co	333
3,848,000	e	China Haidian Holdings Ltd	390
836,000		China Lilang Ltd	504
26,900		Chofu Seisakusho Co Ltd	596
44,630		Christian Dior S.A.	7,607
22,600		Cia Providencia Industria e Comercio S.A.	99
165,000	*,e	Clarion Co Ltd	286
74,657	*,e	Clarus Corp	612
52,800		Cleanup Corp	377
816,712		Coach, Inc	45,336
40,488	e	Columbia Sportswear Co	2,160
1,146,496		Compagnie Financiere Richemont S.A.	89,995
1,134,700	*,e	Consorcio ARA, S.A. de C.V.	363
23,800		Corona Corp	295
1,391,600	*	Corp GEO S.A. de C.V. (Series B)	1,628
460,681	*	CROCS, Inc	6,629
48,484		CSS Industries, Inc	1,061
36,510		Culp, Inc	548
619,881		Cyrela Brazil Realty S.A.	5,416
30,200	e	Daidoh Ltd	203
6,800	*	Daikoku Denki Co Ltd	142
52,518	*,e	Deckers Outdoor Corp	2,115
156,250	*	Delclima	139
170,245		De’Longhi S.p.A.	2,446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,138	*,e	Delta Apparel, Inc	$323
267,200	*,e	Desarrolladora Homex S.A. de C.V.	552
84,590		Descente Ltd	520
67,033		Dorel Industries, Inc (Class B)	2,423
2,087,293		DR Horton, Inc	41,287
190,274		Eclat Textile Co Ltd	701
1,359,002		Electrolux AB (Series B)	35,897
248,000		Embry Holdings Ltd	148
87,594	e	Ethan Allen Interiors, Inc	2,252
529,200		Even Construtora e Incorporadora S.A.	2,430
434,000		Evergreen International Holdin	83
207,000		Ez Tec Empreendimentos e Participacoes S.A.	2,598
2,713,980	*	Fabricato S.A.	111
343,030		Feng TAY Enterprise Co Ltd	413
13,800		Fields Corp	188
410,743	*,e	Fifth & Pacific Cos, Inc	5,114
11,884		Fila Korea Ltd	712
55,300		Fiyta Holdings Ltd	48
19,835	e	Flexsteel Industries, Inc	425
4,915		Forbo Holding AG.	3,154
1,380,220		Formosa Taffeta Co Ltd	1,336
260,000		Forus S.A.	1,463
106,864	*	Fossil, Inc	9,949
49,491	e	Foster Electric Co Ltd	804
175,000		France Bed Holdings Co Ltd	341
204,000	*,e	Fujibo Holdings Inc	726
182,000		Fujitsu General Ltd	1,726
90,200		Funai Electric Co Ltd	1,180
580,000	*	Gafisa S.A.	1,334
168,715	*,e	Garmin Ltd	6,887
50,408		Genius Electronic Optical Co Ltd	372
113,353	e	Geox S.p.A.	329
29,560		Gerry Weber International AG.	1,432
324,749		Giant Manufacturing Co Ltd	1,869
62,440	*	G-III Apparel Group Ltd	2,137
191,115		Gildan Activewear, Inc	6,980
279,552		Gitanjali Gems Ltd	2,728
676,637	e	Glorious Sun Enterprises Ltd	197
32,000	*	Goldwin, Inc	190
470,000		Goodbaby International Holding	172
240,400		Grendene S.A.	1,936
187,484	e	GUD Holdings Ltd	1,694
2,667,111		Guinness Peat Group plc	1,316
1,284,000		Gunze Ltd	3,365
1,405,000	*	Haier Electronics Group Co Ltd	2,084
13,500		Hajime Construction Co Ltd	502
17,070		Handsome Co Ltd	471
481,541	*	Hanesbrands, Inc	17,249
87,829		Hansae Co Ltd	1,363
27,650		Hanssem Co Ltd	481
132,208		Harman International Industries, Inc	5,902
164,043	e	Hasbro, Inc	5,889

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,873,500	*	Haseko Corp	$1,490
15,264		Hefei Meiling Co Ltd	7
50,600		Heiwa Corp	825
307,100		Helbor Empreendimentos S.A.	1,882
147,388	*	Helen of Troy Ltd	4,921
1,478,000	*	Hisense Kelon Electrical Holdings Co Ltd	642
33,848	e	Hooker Furniture Corp	492
398,385	*,e	Hovnanian Enterprises, Inc (Class A)	2,789
54,244		Hugo Boss AG.	5,765
487,648		Husqvarna AB (B Shares)	2,960
133,180	*	Huvis Corp	1,298
11,066		IC Companys AS	262
280,957	*	Iconix Brand Group, Inc	6,271
47,239		Indesit Co S.p.A.	363
274,300	*	Inpar S.A.	86
910,000	e	International Taifeng Holdings Ltd	252
109,481	*,e	iRobot Corp	2,052
150,565	e	Jakks Pacific, Inc	1,885
61,000		Japan Vilene Co Ltd	255
124,000		Japan Wool Textile Co Ltd	807
2,453,259	*	Jarden Corp	126,833
203,699	*	Jinshan Development & Construction Co Ltd	93
233,960	e	JM AB	4,196
78,289		Johnson Health Tech Co Ltd	201
27,758	*	Johnson Outdoors, Inc	553
340,523		Jones Apparel Group, Inc	3,766
148,200	e	JVC KENWOOD Holdings, Inc	551
449,291	e	KB Home	7,099
9,000		Kinko Optical Co Ltd	10
1,043,500		Konka Group Co Ltd	310
131,125	*,e	K-Swiss, Inc (Class A)	441
470,000		Kurabo Industries Ltd	803
591,000		Kwong Fong Industries	355
1,866	*	Kyungbang Ltd	156
395,035		Lao Feng Xiang Co Ltd	759
201,364		La-Z-Boy, Inc	2,849
588,000		Le Saunda Holdings	195
93,112		Lealea Enterprise Co Ltd	37
227,554	*,e	Leapfrog Enterprises, Inc	1,964
575,510		Leggett & Platt, Inc	15,665
673,800	e	Lennar Corp (Class A)	26,056
148,572		LG Electronics, Inc	10,311
22,070		LG Fashion Corp	648
978,500	e	Li Ning Co Ltd	646
98,179		Li Peng Enterprise Co Ltd	35
69,850	*	Libbey, Inc	1,352
37,747		Lifetime Brands, Inc	400
652,000		Luthai Textile Co Ltd	586
875,484		Luxottica Group S.p.A.	36,135
168,502		LVMH Moet Hennessy Louis Vuitton S.A.	31,098
70,234	*,e	M/I Homes, Inc	1,861
80,979	*	Maidenform Brands, Inc	1,578

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,834		Maisons France Confort	$279
496,000		Makalot Industrial Co Ltd	1,546
1,441,600	e	Man Wah Holdings Ltd	1,219
25,012		Marcolin S.p.A	140
6,442	*	Mariella Burani S.p.A.	0	^
43,039	e	Marine Products Corp	246
8,300		Mars Engineering Corp	166
2,164,733	e	Matsushita Electric Industrial Co Ltd	13,230
658,045		Mattel, Inc	24,098
172,593		MDC Holdings, Inc	6,345
198,000		Merida Industry Co Ltd	889
114,930	*	Meritage Homes Corp	4,293
119,700		Merry Electronics Co Ltd	168
733,563	*	Michael Kors Holdings Ltd	37,434
3,120,000	*	Ming Fung Jewellery Group Ltd	143
30,400		Misawa Homes Co Ltd	448
39,000		Mitsui Home Co Ltd	228
193,000		Mizuno Corp	867
294,739	*	Mohawk Industries, Inc	26,665
97,375		Movado Group, Inc	2,987
393,198		MRV Engenharia e Participacoes S.A.	2,301
29,203	e	Nacco Industries, Inc (Class A)	1,772
900	*	Nagawa Co Ltd	16
730,122		Namco Bandai Holdings, Inc	9,464
62,918	e	New Wave Group AB (B Shares)	244
1,679,897		Newell Rubbermaid, Inc	37,411
119,231		Nexity	4,044
12,900	e	Nidec Copal Corp	101
517,725		Nien Hsing Textile Co Ltd	361
2,671,618		Nike, Inc (Class B)	137,855
48,935		Nikon Corp	1,445
150,468	*	Nobia AB	615
55,571	*	NVR, Inc	51,125
787,531		Onward Kashiyama Co Ltd	5,954
29,362		Oriental Weavers	108
54,577	e	Oxford Industries, Inc	2,530
991,637		Pacific Textile Holdings Ltd	897
226,000		PanaHome Corp	1,517
215,384	e	Pandora AS	4,779
1,520,256		PDG Realty S.A.	2,458
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	310
15,000		Pegas Nonwovens S.A.	389
42,313		Perry Ellis International, Inc	842
631,025	*	Persimmon plc	8,283
605,113		Phillips-Van Heusen Corp	67,174
363,100	*,e	Pioneer Corp	910
10,124,857		Playmates Holdings Ltd	7,694
390,121		Polaris Industries, Inc	32,829
71,428	*	Poltrona Frau S.p.A.	92
170,780		Pool Corp	7,227
661,000	e	Ports Design Ltd	529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,969,230		Pou Chen Corp	$3,128
592,900	e	Prada S.p.A	5,761
1,256,000	e	Prime Success International Group Ltd	1,749
5,567,250		PT Modern Internasional Tbk	439
2,015,723	*	Pulte Homes, Inc	36,606
450,186	*	Quiksilver, Inc	1,913
267,001	*	Rajesh Exports Ltd	680
205,058	e	Ralph Lauren Corp	30,742
130,103		Raymond Ltd	1,099
413,153	e	Redrow plc	1,141
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	724
24,068	e	RG Barry Corp	341
5,128		Rinnai Corp	348
30,800		Rodobens Negocios Imobiliarios S.A.	190
26,300		Roland Corp	211
756,580		Rossi Residencial S.A.	1,681
348,060	*	Rossi Residencial S.A. (ADR)	745
291,375	e	Royale Furniture Holdings Ltd	29
524,314		Ruentex Industries Ltd	1,310
177,181		Ryland Group, Inc	6,467
42,644	*	Safilo Group S.p.A.	377
50,043		Salvatore Ferragamo Italia S.p.A	1,108
269,000		Sampo Corp	92
1,227,000		Samson Holding Ltd	204
5,774,600		Samsonite International	12,119
50,076		Sangetsu Co Ltd	1,223
11,193		Sankyo Co Ltd	444
144,000		Sanyo Electric Taiwan Co Ltd	147
125,000	e	Sanyo Shokai Ltd	333
180,797	*,e	Sealy Corp	392
27,130		SEB S.A.	2,007
116,950	e	Sega Sammy Holdings, Inc	1,974
132,000	*	Seiko Holdings Corp	319
1,422,930		Seiren Co Ltd	8,882
1,835,054		Sekisui Chemical Co Ltd	16,008
905,971		Sekisui House Ltd	9,920
192,500	*	Shanghai Haixin Group Co	79
1,491,425	e	Sharp Corp	5,216
1,133,000	e	Shenzhou International Group Holdings Ltd	2,573
74,904		Shimano, Inc	4,796
221,000		Shinkong Textile Co Ltd	308
174,000		Sitoy Group Holdings Ltd	113
207,845	*	Skechers U.S.A., Inc (Class A)	3,845
51,403	*,e	Skullcandy, Inc	400
5,111,072	e	Skyworth Digital Holdings Ltd	2,675
355,386	*,e	Smith & Wesson Holding Corp	2,999
876,666		Socovesa S.A.	415
2,479,384	*,e	Sony Corp	27,807
29,424		SRF Ltd	108
22,800		SRI Sports Ltd	268
399,317	*,e	Standard-Pacific Corp	2,935
19,000		Star Comgistic Capital Co Ltd	8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,151,224	*,e	Steinhoff International Holdings Ltd	$6,993
25,841	*,e	Steinway Musical Instruments, Inc	547
732,000	e	Stella International Holdings Ltd	1,994
219,548	*	Steven Madden Ltd	9,280
72,695	e	Sturm Ruger & Co, Inc	3,300
159,454		Sumitomo Forestry Co Ltd	1,508
282,000		Sunny Optical Technology Group Co Ltd	187
49,350		Swatch Group AG.	25,026
190,702		Swatch Group AG. Reg	16,497
121,000	*,e	Sxl	203
97,000		Tainan Enterprises Co Ltd	101
363,000		Tainan Spinning Co Ltd	184
192,600		Taiwan Paiho Ltd	117
20,400		Taiwan Sakura Corp	12
97,693		Takamatsu Corp	1,523
54,500		Tamron Co Ltd	1,544
1,331,138	*	Tatung Co Ltd	338
7,664,892		Taylor Woodrow plc	8,314
1,840,000		TCL Multimedia Technology Holdings Ltd	1,045
18,300		Technos S.A.	225
3,775,617		Techtronic Industries Co	7,147
140,100		Tecnisa S.A.	552
231,837	*,e	Tempur-Pedic International, Inc	7,301
378,000	*,e	Texhong Textile Group Ltd	239
752,000	e	Texwinca Holdings Ltd	716
732,669	*	Thomson	1,866
273,992	*	Titan Industries Ltd	1,436
65,508	*	TK Chemical Corp	112
14,766		Tod’s S.p.A.	1,875
6,640		Token Corp	371
236,337	*	Toll Brothers, Inc	7,641
133,941	*,e	TomTom NV	678
72,168		Tomy Co Ltd	400
16,400		Touei Housing Corp	227
1,127,676		Toyobo Co Ltd	1,608
21,653		Trigano S.A.	294
1,198,000	e	Trinity Ltd	793
121,433	e	True Religion Apparel, Inc	3,087
270,367	*	Tsann Kuen China Enterprise Co Ltd	12
200,000		TSI Holdings Co Ltd	1,158
17,056	*	TTK Prestige Ltd	1,060
74,980	*,e	Tumi Holdings, Inc	1,563
92,000	*	Tuni Textile Mills Ltd	222
872,775		Tupperware Corp	55,945
283,456	*,e	Under Armour, Inc (Class A)	13,756
124,000	*	UNICASA Industria de Moveis S.A.	678
48,111	*	Unifi, Inc	626
624,000	*	Unitika Ltd	341
57,502	*,e	Universal Electronics, Inc	1,113
591,479	*,e	Urbi Desarrollos Urbanos S.A. de C.V	370
5,436	*	Vardhman Textiles Ltd	24
70,664	*,e	Vera Bradley, Inc	1,774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

201,118	*	Vestel Beyaz Esya Sanayi ve Ticaret AS	$302
179,066	*	Vestel Elektronik Sanayi	191
468,598		VF Corp	70,744
259,205		VIP Industries Ltd	404
185,627		Wacoal Holdings Corp	1,929
177,122	*	Warnaco Group, Inc	12,677
131,500	e	Weiqiao Textile Co	52
2,602,000		Welling Holding Ltd	401
29,573	e	Weyco Group, Inc	691
435,219		Whirlpool Corp	44,284
28,254	*	Whirlpool of India Ltd	137
237,343	e	Wolverine World Wide, Inc	9,726
160,780	*	Woongjin Chemical Co Ltd	110
71,440		Woongjin Coway Co Ltd	2,906
155,160		Wuxi Little Swan Co Ltd	168
2,736,500	e	XTEP International Holdings	1,193
120,850	*	Yamaha Corp	1,282
112,000		YGM Trading Ltd	264
22,000		Young Optics, Inc	64
31,260		Youngone Corp	967
10,670		Youngone Holdings Co Ltd	595
588,614	e	Yue Yuen Industrial Holdings	1,991
85,421	*,e	Zagg, Inc	629
115,835		Zeng Hsing Industrial Co Ltd	400
10,000	*	Zhonglu Co Ltd	7
25,115		Zig Sheng Industrial Co Ltd	9

		TOTAL CONSUMER DURABLES & APPAREL	1,857,996

CONSUMER SERVICES - 2.0%
522,457		888 Holdings plc	1,022
88,300		Abril Educacao S.A.	1,725
11,905		Accor S.A.	425
1,190	e	Accordia Golf Co Ltd	1,104
262,926		Advtech Ltd	192
118,599	*	AFC Enterprises	3,099
70,504	*	Ainsworth Game Technology Ltd	206
711,000	e	Ajisen China Holdings Ltd	688
1,906,350	e	Alsea SAB de C.V.	3,802
255,000		Ambassador Hotel	279
70,783	*,e	American Public Education, Inc	2,556
150,505		Ameristar Casinos, Inc	3,949
187,500		Anhanguera Educacional Participacoes S.A.	3,166
250,274	*	Apollo Group, Inc (Class A)	5,236
664,662	e	Aristocrat Leisure Ltd	2,198
57,401	*	Ascent Media Corp (Series A)	3,555
58,300	*,e	Atom Corp	307
137,014	e	Autogrill S.p.A.	1,583
248,864	*	Bally Technologies, Inc	11,127
98,599		Benesse Corp	4,103
1,271,572		Berjaya Sports Toto BHD	1,854
91,323	*	BETFAIR Group Ltd	1,026
37,115		Betsson AB (Series B)	1,148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,144	*,e	BJ’s Restaurants, Inc	$3,064
19,668,300	*	Bloomberry Resorts Corp	6,323
467,556	*,e	Bloomin’ Brands, Inc	7,313
45,730	*,e	Bluegreen Corp	429
128,779		Bob Evans Farms, Inc	5,177
203,661	*,e	Boyd Gaming Corp	1,352
65,671	*	Bravo Brio Restaurant Group, Inc	882
85,758	*,e	Bridgepoint Education, Inc	883
846,113		Brinker International, Inc	26,221
68,058	*,e	Buffalo Wild Wings, Inc	4,956
137,061	*,e	Caesars Entertainment Corp	948
596,000		Cafe de Coral Holdings Ltd	1,700
100,261	*	Capella Education Co	2,830
310,674	*,e	Career Education Corp	1,094
75,179	*	Caribou Coffee Co, Inc	1,217
3,142,211		Carnival Corp	115,539
1,231,960		Carnival plc	47,840
58,321		Carriage Services, Inc	692
59,515	*,e	Carrols Restaurant Group, Inc	356
97,105		CBRL Group, Inc	6,240
72,461	e	CEC Entertainment, Inc	2,405
1,301,300		Central Plaza Hotel PCL	1,112
2,978,040		Century City International	222
218,378		Cheesecake Factory	7,145
4,480,000		China Travel International Inv HK	930
121,998	*	Chipotle Mexican Grill, Inc (Class A)	36,290
34,756	e	Choice Hotels International, Inc	1,168
64,906		Churchill Downs, Inc	4,313
286,002	*	Chuy’s Holdings, Inc	6,389
11,133		Cie des Alpes	212
66,425		City Lodge Hotels Ltd	811
30,919	*	Club Mediterranee S.A.	549
22,467	*,e	Codere S.A.	110
157,181	*,e	Coinstar, Inc	8,175
23,034	e	Collectors Universe	231
75,000	e	Colowide Co Ltd	678
2,949,851		Compass Group plc	35,017
129,892	e	Consumers’ Waterheater Income Fund	1,068
507,627	*,e	Corinthian Colleges, Inc	1,239
63,279		Cox & Kings India Ltd	157
2,888		Credu Corp	112
312,177		Crown Ltd	3,489
65,000	*,e	Ctrip.com International Ltd (ADR)	1,481
16,300	e	Daisyo Corp	201
256,344		Darden Restaurants, Inc	11,553
276,162	*,e	Del Frisco’s Restaurant Group, Inc	4,305
473,520	*,e	Denny’s Corp	2,311
237,442	e	DeVry, Inc	5,634
84,228		Dignity plc	1,491
55,590	*	DineEquity, Inc	3,725
156,793		Domino’s Pizza UK & IRL plc	1,280
270,942		Domino’s Pizza, Inc	11,800

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,100		Doutor Nichires Holdings Co Ltd	$1,031
191,501	e	Dunkin Brands Group, Inc	6,354
544,700		Echo Entertainment Group Ltd	1,967
160,223	*,e	Education Management Corp	702
142,747		Educomp Solutions Ltd	367
683,877	*	Egyptian for Tourism Resorts	113
67,227		EIH Ltd	86
25,816		Einstein Noah Restaurant Group, Inc	315
1,459,631		Enjoy S.A.	357
700,399	*	Enterprise Inns plc	1,180
84,800		Estacio Participacoes S.A.	1,728
31,247	*	Euro Disney SCA	214
63,585		Famous Brands Ltd	532
55,657	*	Fiesta Restaurant Group, Inc	853
348,138		First Hotel	239
159,629	e	Flight Centre Ltd	4,517
101,072		Formosa International Hotels Corp	1,364
48,000		Fortuna Entertainment Group NV	215
11,751		Frisch’s Restaurants, Inc	217
69,000		Fujita Kanko, Inc	236
4,870,273	*,e	Galaxy Entertainment Group Ltd	19,529
2,511,205		Genting BHD	7,592
4,102,628	e	Genting International plc	4,713
180,095	*	Grand Canyon Education, Inc	4,227
40,500		Grand Korea Leisure Co Ltd	1,086
69,254	*	Great Canadian Gaming Corp	665
501,892	*	Greene King plc	5,142
663,000	e	GuocoLeisure Ltd	359
695,275		H&R Block, Inc	12,911
9,577		Hana Tour Service, Inc	549
227,605		Hillenbrand, Inc	5,146
54,500		HIS Co Ltd	1,846
62,801	*	Home Inns & Hotels Management, Inc (ADR)	1,815
12,227	*	Hotel Leela Venture Ltd	7
456,000		Hotel Properties Ltd	1,132
45,524		Hotel Shilla Co Ltd	1,887
254,050		Huangshan Tourism Development Co Ltd	316
328,063	*	Hurtigruten Group ASA	177
615,201	*	Hyatt Hotels Corp	23,728
6,500		Ichibanya Co Ltd	203
35,403	*	Ignite Restaurant Group, Inc	460
245,919		Indian Hotels Co Ltd	284
594,595		InterContinental Hotels Group plc	16,673
368,839		International Game Technology	5,226
61,000		International Meal Co Holdings S.A.	754
92,414	e	International Speedway Corp (Class A)	2,552
666,705		Interval Leisure Group, Inc	12,927
154,029		Intralot S.A.-Integrated Lottery Systems & Services	393
260,021		Invocare Ltd	2,388
74,379	*	Isle of Capri Casinos, Inc	417
354,781	*,e	ITT Educational Services, Inc	6,141
248,352	*,e	Jack in the Box, Inc	7,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

212,258	*	Jamba, Inc	$475
433,370		Jollibee Foods Corp	1,076
65,031	*	Jubilant Foodworks Ltd	1,544
93,378	*,e	K12, Inc	1,909
360,760		Kangwon Land, Inc	9,860
15,650	e	Kappa Create Co Ltd	337
142,900		KFC Holdings Malaysia BHD	186
23,300		Kisoji Co Ltd	455
2,012,000		Kosmopolito Hotels International Ltd	494
294,840	*	Krispy Kreme Doughnuts, Inc	2,766
47,200	*	Kroton Educacional S.A.	1,066
9,047		Kuoni Reisen Holding	2,721
12,400	e	Kura Corp	172
19,500		Kyoritsu Maintenance Co Ltd	421
2,271,563	e	Ladbrokes plc	7,377
356,500	*	Landmarks BHD	113
2,947,864		Las Vegas Sands Corp	136,073
139,891	*	Leofoo Development Co	79
152,265	*,e	Life Time Fitness, Inc	7,493
31,485	*	LifeLock, Inc	256
87,215	e	Lincoln Educational Services Corp	488
460,446		Lottomatica S.p.A.	10,521
71,048	*	Luby’s, Inc	475
64,939	e	Mac-Gray Corp	815
688,855		Macquarie Leisure Trust Group	1,028
70,106		Marcus Corp	874
497,106		Marriott International, Inc (Class A)	18,527
120,627	*	Marriott Vacations Worldwide Corp	5,027
807,719	*	Marston’s plc	1,619
8,700	e	Matsuya Foods Co Ltd	156
97,278		Matthews International Corp (Class A)	3,123
3,111,495		McDonald’s Corp	274,465
26,457	e	McDonald’s Holdings Co Japan Ltd	698
18,858		MegaStudy Co Ltd	1,391
1,669,213		Melco International Development	1,982
1,170,805	*,e	Melco PBL Entertainment Macau Ltd (ADR)	19,716
2,108,600	e	MGM China Holdings Ltd	3,884
474,220	*	MGM Mirage	5,520
241,777		Millennium & Copthorne Hotels plc	2,004
4,974,800		Minor International PCL (Foreign)	3,209
244,500	*	Mitchells & Butlers plc	1,300
5,208		Modetour Network, Inc	148
43,624	*	Monarch Casino & Resort, Inc	476
107,341	*	Morgans Hotel Group Co	595
32,000	e	MOS Food Services, Inc	589
84,236	*,e	MTR Gaming Group, Inc	351
143,968	*	Multimedia Games, Inc	2,118
3,228,000	e	NagaCorp Ltd	1,972
10,859	*	Nathan’s Famous, Inc	366
32,007	e	National American University Holdings, Inc	123
213,261	e	Navitas Ltd	1,052
105,012	*,e	NH Hoteles S.A.	362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

14,300		Ohsho Food Service Corp	$338
98,495		OPAP S.A.	706
17,637	*	Orascom Development Holding AG.	244
57,481		Oriental Land Co Ltd	6,961
2,827,137	*	Orient-Express Hotels Ltd (Class A)	33,049
395,000	e	Overseas Union Enterprise Ltd	906
275	e	Pacific Golf Group International Holdings KK	220
115,128	e	Paddy Power plc	9,498
790,436		Paliburg Holdings Ltd	285
265,220	*	Panera Bread Co (Class A)	42,125
106,835	*,e	Papa John’s International, Inc	5,869
44,108		Paradise Co Ltd	714
822,625		PartyGaming plc	1,497
2,459,669	*	Penn National Gaming, Inc	120,794
657,720		Philweb Corp	201
225,503	*	Pinnacle Entertainment, Inc	3,570
22,100		Plenus Co Ltd	358
64,427	*,e	Premier Exhibitions, Inc	175
235,500	*	QSR Brands BHD	521
952,398	e	Raffles Education Corp Ltd	268
189,569		Rank Group plc	446
53,455	*,e	Red Lion Hotels Corp	422
80,523	*	Red Robin Gourmet Burgers, Inc	2,842
737,000		Regal Hotels International Holdings Ltd	341
237,598	e	Regis Corp	4,020
5,903,200		Resorts World BHD	6,891
86,400		Resorttrust, Inc	1,701
449,058		Restaurant Group plc	2,849
9,050,000	e	Rexcapital Financial Holdings Ltd	694
100,634	*	Rezidor Hotel Group AB	359
19,200	e	Ringer Hut Co Ltd	237
1,282	*	Riso Kyoiku Co Ltd	103
340,200	e	Round One Corp	1,952
987,347		Royal Caribbean Cruises Ltd	33,570
33,700	e	Royal Holdings Co Ltd	389
246,176	*,e	Ruby Tuesday, Inc	1,935
128,716	*	Ruth’s Chris Steak House, Inc	936
34,500	e	Saizeriya Co Ltd	473
14,251,461		Sands China Ltd	63,713
332,534	*,e	Scientific Games Corp (Class A)	2,883
721,238		Service Corp International	9,960
2,914,000	e	Shanghai Jin Jiang International Hotels Group Co Ltd	561
699,996		Shanghai Jinjiang International Hotels Development Co Ltd	999
107,249		Shanghai Jinjiang International Travel Co Ltd	140
1,119,229		Shangri-La Asia Ltd	2,255
310,008	*	SHFL Entertainment, Inc	4,495
3,959		Shinsegae Food Co Ltd	373
434,967		Six Flags Entertainment Corp	26,620
3,500,239		SJM Holdings Ltd	8,261
28,447	e	SkiStar AB (Series B)	376
620,122		Sky City Entertainment Group Ltd	1,947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,012	*	SM Culture & Contents Co Ltd	$102
24,532	*	Sodexho Alliance S.A.	2,073
59,158	e	Sol Melia S.A.	456
425,055	*	Sonic Corp	4,425
387,672	e	Sotheby’s (Class A)	13,034
42,801	e	Speedway Motorsports, Inc	764
1,099,367		Spirit Pub Co plc	1,158
657,911		Sportingbet plc	575
6,400		St Marc Holdings Co Ltd	228
1,011,000		Stamford Land Corp Ltd	479
370	e	Starbucks Coffee Japan Ltd	249
3,256,161		Starbucks Corp	174,595
636,724	e	Starwood Hotels & Resorts Worldwide, Inc	36,522
5,385	*	Steak N Shake Co	2,100
55,708	*	Steiner Leisure Ltd	2,685
269,074	e	Stewart Enterprises, Inc (Class A)	2,056
43,376	e	Strayer Education, Inc	2,436
136,149		Sun International Ltd	1,526
2,005,300		Ta Enterprise BHD	334
151,857		Tabcorp Holdings Ltd	485
2,710,535		Tattersall’s Ltd	8,538
221,732		Texas Roadhouse, Inc (Class A)	3,725
1,151,609	*,e	Thomas Cook Group plc	914
190,350	e	Tim Hortons, Inc (Toronto)	9,344
5,667	*	Tipp24 SE	281
239,000	*,e	Tokyo Dome Corp	868
210,000	e	Tokyotokeiba Co Ltd	429
60,300		Toridoll.corp	642
80,104		Town Sports International Holdings, Inc	853
166,714	*	TUI AG.	1,743
1,009,465	*	TUI Travel plc	4,684
69,564		Unibet Group plc (ADR)	2,227
169,146		Universal Technical Institute, Inc	1,698
133,813		Vail Resorts, Inc	7,238
23,700		Watami Co Ltd	471
245,864	e	Weight Watchers International, Inc	12,873
367,367	e	Wendy’s	1,727
245,359		Wetherspoon (J.D.) plc	2,143
622,709		Whitbread plc	25,023
1,516,460		William Hill plc	8,641
215,968	*,e	WMS Industries, Inc	3,779
50,000		Wowprime Corp	714
619,583		Wyndham Worldwide Corp	32,968
857,990	*,e	Wynn Macau Ltd	2,363
148,666	e	Wynn Resorts Ltd	16,723
335,000		YBM Sisa.com, Inc	1,827
50,000		Yomiuri Land Co Ltd	187
536		Yoshinoya D&C Co Ltd	655
2,673,946	e	Yum! Brands, Inc	177,550
78,600	e	Zensho Co Ltd	907

		TOTAL CONSUMER SERVICES	2,144,850

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

DIVERSIFIED FINANCIALS - 5.4%
139,543	*	3i Group plc	$498
33,714		ABC Arbitrage	257
3,205,737	*	Aberdeen Asset Management plc	19,290
32,004		Ackermans & Van Haaren	2,645
5,598	*,e	Acom Co Ltd	161
247,006		Administradora de Fondos de Pensiones Provida S.A.	1,677
305,671	e	Aeon Credit Service Co Ltd	6,185
53,360		Aeon Credit Service M BHD	215
778,303		Aeon Thana Sinsap Thailand PCL	2,366
474,800		Aeon Thana Sinsap Thailand PCL (ADR)	1,443
821,129	*	Affiliated Managers Group, Inc	106,870
1,606,584	e	African Bank Investments Ltd	6,131
101,469	e	AGF Management Ltd	1,012
169,400	*,e	Aiful Corp	1,159
57,139		Aker ASA (A Shares)	2,199
36,725		Alaris Royalty Corp	875
51,982		Altamir Amboise	508
1,700,422	*	American Capital Ltd	20,405
5,286,430		American Express Co	303,864
1,570,966		Ameriprise Financial, Inc	98,390
3,688,305		AMMB Holdings BHD	8,202
929,929	e	Apollo Investment Corp	7,774
339,917		Apollo Management LP	5,901
904,520	e,g	ARA Asset Management Ltd	1,210
564,849		Ares Capital Corp	9,885
234,574		Artio Global Investors, Inc	446
917,274		Ashmore Group plc	5,416
12,981	*,m	Asia Pacific Investment Partners Limited	92
422,000	*,e	Asiasons Capital Ltd	278
60,338	*	Asset Acceptance Capital Corp	272
39,023	e	Asta Funding, Inc	371
6,705		Aurelius AG.	354
298,489		Australian Stock Exchange Ltd	9,741
22,472	*,e	Avanza AB	455
311,537		Ayala Corp	3,934
2,215	*	Ayala Corp Preferred	0	^
383,811		Azimut Holding S.p.A.	5,523
5,332		Bajaj Auto Finance Ltd	133
163,046		Banca Generali S.p.A	2,794
21,510		Banca IFIS S.p.A.	156
319,925		Banca Profilo S.p.A.	104
41,541,582		Bank of America Corp	481,882
3,552,625	e	Bank of New York Mellon Corp	91,302
382,488		BGC Partners, Inc (Class A)	1,323
151,774	e	BinckBank NV	1,252
423,833		BlackRock Kelso Capital Corp	4,264
409,525		BlackRock, Inc	84,653
3,364,725		Blackstone Group LP	52,456
265,000	*	Blue Circle Services Ltd	261
3,129,411		BM&F Bovespa S.A.	21,398
37,984,234		Bolsa de Valores de Colombia	638

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

32,890		Bolsa de Valores de Lima S.A.	$129
1,283,100	e	Bolsa Mexicana de Valores S.A. de C.V.	3,235
80,658	e	Bolsas y Mercados Espanoles	1,977
31,677	*	Boursorama	209
1,089,005	*	Brait S.A.	4,740
395,244	*,e	Brewin Dolphin Holdings plc	1,339
593,837		BT Investment Management Ltd	1,449
215,957		BTG Pactual Participations Ltd	3,270
85,021		Bure Equity AB	287
95,300		Bursa Malaysia BHD	194
124,327		Calamos Asset Management, Inc (Class A)	1,314
5,841	e	California First National Bancorp	87
99,782		Canaccord Financial, Inc	672
2,432,638		Capital One Financial Corp	140,923
1,700,521		Capital Securities Corp	657
12,571		Capital Southwest Corp	1,252
138,171	e	Cash America International, Inc	5,481
218,341		CBOE Holdings, Inc	6,432
129,301		Century Leasing System, Inc	2,685
269,644		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,344
614,000		Chailease Holding Co Ltd	1,417
914,968		Challenger Financial Services Group Ltd	3,409
1,731,115		Charles Schwab Corp	24,859
1,130,000		China Bills Finance Corp	437
1,436,000	e	China Everbright Ltd	2,829
3,540,000	*,e	China Financial International Investments Ltd	193
140,000	e	China Merchants China Direct Investments Ltd	218
3,236	*	Cholamandalam DBS Finance Ltd	16
287,193	e	CI Financial Corp	7,198
425,039	*	Citadel Capital Corp	253
1,951,000	e	CITIC Securities Co Ltd	5,020
17,451,765		Citigroup, Inc	690,392
193,267		Close Brothers Group plc	2,714
579,009		CME Group, Inc	29,362
66,554	e	Cohen & Steers, Inc	2,028
2,801,700	e	Compartamos SAB de C.V.	3,982
961,275	*	Concord Securities Corp	217
792,156		Coronation Fund Managers Ltd	3,709
24,365		Corp Financiera Alba	1,148
110,203		Corp Financiera Colombiana S.A.	2,275
349,941	*,e	Cowen Group, Inc	857
29,536	*	Credit Acceptance Corp	3,003
1,953,600	e	Credit China Holdings Ltd	189
87,668		Credit Saison Co Ltd	2,193
3,293,949	e	Credit Suisse Group	80,393
456,300	*	Credito Real SAB de C.V.	775
726,400	*	CSOP FTSE China A50 ETF CNY RQFII	1,003
27,398		DAB Bank AG.	132
222,811		Daewoo Securities Co Ltd	2,532
64,400		Daishin Securities Co Ltd	604
42,120		Daishin Securities Co Ltd PF	268
2,427,135	*	Daiwa Securities Group, Inc	13,541

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

165,979	e	Davis & Henderson Income Fund	$3,598
130,557	*	DeA Capital S.p.A.	231
19,805	*,e	Deerfield Capital Corp	158
795,863		Deutsche Bank AG.	35,014
15,825	*	Deutsche Beteiligungs AG.	409
150,727		Deutsche Boerse AG.	9,243
13,076	e	Diamond Hill Investment Group, Inc	887
4,968,922		Discover Financial Services	191,552
154,977	*,e	Dollar Financial Corp	2,869
53,250		Dongbu Securities Co Ltd	181
185,025		Duff & Phelps Corp	2,890
61,091	*	Dundee Corp	1,882
723,248	*	E*Trade Financial Corp	6,473
41,398		East Capital Explorer AB	312
176,984	e	Eaton Vance Corp	5,637
759,500		ECM Libra Financial Group BHD	217
105,492		Edelweiss Capital Ltd	69
67,567		EFG International	652
913,525		Egypt Kuwait Holding Co	1,169
438,855	*	Egyptian Financial Group-Hermes Holding	760
80,700	*	Element Financial Corp	576
79,064	*,e	Encore Capital Group, Inc	2,421
56,249		Epoch Holding Corp	1,569
78,275	*	Eugene Investment & Securities Co Ltd	192
24,284		Eurazeo	1,176
177,893		Evercore Partners, Inc (Class A)	5,371
57,494		Exor S.p.A.	1,449
266,342	*	Ezcorp, Inc (Class A)	5,290
552,042		F&C Asset Management plc	916
1,918,000		Far East Horizon Ltd	1,560
186,030	*	FBR Capital Markets Corp	720
132,439	e	Federated Investors, Inc (Class B)	2,679
64,699	e	Fidus Investment Corp	1,064
482,650	e	Fifth Street Finance Corp	5,029
8,799		Fimalac	407
352,449	*,e	Financial Engines, Inc	9,780
106,890	*	First Cash Financial Services, Inc	5,304
241,593	*,e	First Marblehead Corp	188
3,110,000		First Pacific Co	3,434
21,344	*	Firsthand Technology Value Fund, Inc	372
5,435,839		FirstRand Ltd	20,003
222,880		FlexiGroup Ltd	861
395,606		Franklin Resources, Inc	49,728
88,457		Friedman Billings Ramsey Group, Inc (Class A)	1,837
15,629,818		Fubon Financial Holding Co Ltd	18,976
13,714,234		Fuhwa Financial Holdings Co Ltd	7,113
7,672		Fundo de Investimento Imobiliario Brazilian Capital Real Estate Fund I	581
86,438		Fuyo General Lease Co Ltd	2,814
80,154	e	FXCM, Inc	807
43,233	e	Gain Capital Holdings, Inc	177
23,891	e	GAMCO Investors, Inc (Class A)	1,268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,700		GCA Savvian Group Corp	$130
7,468,000		Get Nice Holdings Ltd	340
251,509	e	GFI Group, Inc	815
35,317		Gimv NV	1,768
134,850	e	Gladstone Capital Corp	1,100
107,216		Gladstone Investment Corp	746
29,248		Gluskin Sheff + Associates, Inc	440
119,424		GMP Capital, Inc	702
2,091,228		Goldman Sachs Group, Inc	266,757
51,295	e	Golub Capital BDC, Inc	820
90,256	*,e	Green Dot Corp	1,101
105,999	e	Greenhill & Co, Inc	5,511
157,512		Groupe Bruxelles Lambert S.A.	12,563
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
70,379	*,e	GSV Capital Corp	593
230,950		GT Capital Holdings, Inc	3,492
568,000	e	Guotai Junan International Hol	238
1,071,930		Haci Omer Sabanci Holding AS	5,931
402,400	*	Haitong Securities Co Ltd	702
84,290		Hanwha Securities Co	334
178,977		Hargreaves Lansdown plc	2,002
120,631	*,e	Harris & Harris Group, Inc	398
78,863		Hellenic Exchanges S.A.	455
2,669,939		Henderson Group plc	5,814
223,671	e	Hercules Technology Growth Capital, Inc	2,489
394,139	e	HFF, Inc (Class A)	5,873
229,100		Hitachi Capital Corp	4,726
8,930		HMC Investment Securities Co Ltd	119
802,960	e	Hong Kong Exchanges and Clearing Ltd	13,896
23,065	e	Horizon Technology Finance Corp	343
142,087		Hyundai Securities Co	1,208
19,800		IBJ Leasing Co Ltd	556
579,786		ICAP plc	2,932
51,800		Ichiyoshi Securities Co Ltd	368
1,525,432		IFCI Ltd	933
505,081	*	IG Group Holdings plc	3,717
180,337	e	IGM Financial, Inc	7,542
167,436		India Infoline Ltd	265
426,628		Indiabulls Financial Services Ltd	2,167
18,736		Indiabulls Securities Ltd	4
216,171		Industrivarden AB	3,602
1,708,072		Infrastructure Development Finance Co Ltd	5,417
9,314,741	*	ING Groep NV	88,471
97,818		Interactive Brokers Group, Inc (Class A)	1,338
179,983	*,m	Interbolsa S.A.	0	^
246,732	*	IntercontinentalExchange, Inc	30,548
27,362		Intergroup Financial Services Corp	980
654,030		Intermediate Capital Group plc	3,415
53,526	*,e	International Assets Holding Corp	932
643,455		International Personal Finance plc	3,947
137,006	*	Internet Capital Group, Inc	1,566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,811		Inversiones La Construccion S.A.	$1,185
1,317,729		Invesco Ltd	34,380
294,410		Investec Ltd	2,053
96,066		Investec plc	669
224,369	*	Investment Technology Group, Inc	2,019
824,831		Investor AB (B Shares)	21,668
441,622		IOOF Holdings Ltd	3,356
13,736	*	Is Finansal Kiralama AS.	8
165,905		Is Yatirim Menkul Degerler AS	154
1,500,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	2,156
339,500		iShares CSI 300 A-Share Index ETF	981
1,849,864	e	iShares MSCI Canada Index Fund	52,536
960,587		iShares MSCI EAFE Index Fund	54,581
426,742		iShares MSCI Emerging Markets	18,926
167,236	e	iShares Russell 2000 Index Fund	14,096
28,100	*	J Trust Co Ltd	482
271,089		Jaccs Co Ltd	1,477
134,717	*	Jafco Co Ltd	3,988
244,674	e	Janus Capital Group, Inc	2,085
7,503,000	*,a,e	Japan Asia Investment Co Ltd	6,409
1,660,500		Japan Securities Finance Co Ltd	10,681
179,528	e	Jefferies Group, Inc	3,334
2,209,484		Jih Sun Financial Holdings Co Ltd	635
64,873	e	JMP Group, Inc	394
16,871,515		JPMorgan Chase & Co	741,841
190,218		JSE Ltd	1,758
150,120		Julius Baer Group Ltd	5,345
212,574		Julius Baer Holding AG.	2,892
394,045		Jupiter Investment Management Group Ltd	1,804
846,000		K1 Ventures Ltd	104
113,800		kabu.com Securities Co Ltd	523
9,920,000	*	Kai Yuan Holdings Ltd	257
35,423	*	KBC Ancora	612
128,205		KBW, Inc	1,962
113,668	e	KCAP Financial, Inc	1,045
267,962		Kinnevik Investment AB (Series B)	5,605
20,933		KIWOOM Securities Co Ltd	1,160
401,300	*	Knight Capital Group, Inc (Class A)	1,409
51,850		Korea Investment Holdings Co Ltd	2,082
467,308	*	Kotak Mahindra Bank Ltd	5,592
82,410	*	KTB Securities Co Ltd	174
47,580		Kyobo Securities Co	216
411,517	*,e	Ladenburg Thalmann Financial Services, Inc	576
189,010		Lazard Ltd (Class A)	5,640
653,105		Legg Mason, Inc	16,798
476,863	e	Leucadia National Corp	11,345
330,014	*	London Stock Exchange Group plc	5,887
165,354		LPL Financial Holdings, Inc	4,656
66,688		Lundbergs AB (B Shares)	2,367
431,223		Macquarie Group Ltd	16,154
43,700		Mahindra & Mahindra Financial Services	879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,038	e	Main Street Capital Corp	$3,113
5,651,451		Man Group plc	7,751
797,636		Manappuram General Finance & Leasing Ltd	498
93,463		Manning & Napier, Inc	1,178
863,086	*	Marfin Investment Group S.A	492
193,138	e	MarketAxess Holdings, Inc	6,818
37,560	e	Marlin Business Services Corp	753
192,100		Marusan Securities Co Ltd	1,039
1,973,000		Masterlink Securities Corp	630
126,500		Matsui Securities Co Ltd	1,156
195,450		Maybank Kim Eng Securities Thailand PCL	93
412,592	e	MCG Capital Corp	1,898
59,544	e	Medallion Financial Corp	699
942,143		Mediobanca S.p.A.	5,820
69,530		Medley Capital Corp	1,012
229,894	*	Meritz finance Holdings Co Ltd	856
557,020		Meritz Securities Co Ltd	733
11,304,000		Metro Pacific Investments Corp	1,230
24,160		MicroFinancial, Inc	176
396,000		MIN XIN Holdings Ltd	234
27,761		Mirae Asset Securities Co Ltd	933
130,247		Mitsubishi UFJ Lease & Finance Co Ltd	5,603
100,098		MLP AG.	665
11,139	e	Monex Beans Holdings, Inc	2,808
780,897		Moody’s Corp	39,295
12,748,565		Morgan Stanley	243,753
311,146	*	MSCI, Inc (Class A)	9,642
1,531,700	*	Mulpha International BHD	196
23,100		Multi Commodity Exchange of India Ltd	621
1,066,600		Multi-Purpose Holdings BHD	1,224
84,855		MVC Capital, Inc	1,031
612,446	*	Narodowy Fundusz Inwestycyjny Midas S.A.	130
153,787	e	Nasdaq Stock Market, Inc	3,846
84,011		Nelnet, Inc (Class A)	2,503
126,393	*,e	Netspend Holdings, Inc	1,494
110,775		New Mountain Finance Corp	1,651
91,778	*,e	NewStar Financial, Inc	1,286
83,137		NGP Capital Resources Co	600
76,683		NH Investment & Securities Co Ltd	371
401		NICE Holdings Co Ltd	24
42,458	e	Nicholas Financial, Inc	526
4,903,072		Nomura Holdings, Inc	29,023
149,382		Nordnet AB (Series B)	387
21,904,308		Norte Grande S.A.	210
1,304,255	e	Northern Trust Corp	65,421
330,466		NYSE Euronext	10,423
4,867,866	e	NZX Ltd	4,888
2,100	*,e	OFS Capital Corp	29
443,000		Okasan Holdings, Inc	2,245
89,464		OKO Bank (Class A)	1,340
112,449		Onex Corp	4,733
39,636		Oppenheimer Holdings, Inc	685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,119	*	Oresund Investment AB	$586
366,000	*	Orient Corp	1,397
556,633	*	ORIX Corp	62,876
11,700	e	Osaka Securities Exchange Co Ltd	582
720,575		OSK Holdings BHD	341
10,520		Pargesa Holding S.A.	725
38,505		Partners Group	8,902
1,239,600	*	Pearl Oriental Innovation Ltd	105
212,847		PennantPark Investment Corp	2,340
517,000	*,m	Peregrine Investment Holdings	0	^
151,491		Perpetual Trustees Australia Ltd	5,552
371,991	*,e	PHH Corp	8,463
57,560		Philippine Stock Exchange, Inc	583
79,816	*	Pico Holdings, Inc	1,618
378,585	*	Pioneers Holding	289
64,132	*,e	Piper Jaffray Cos	2,061
444,043	e	Platinum Asset Mangement Ltd	1,851
142,776	*,e	Portfolio Recovery Associates, Inc	15,257
822,830		Power Finance Corp Ltd	3,091
120,000		PowerShares QQQ Trust Series	7,813
1,686,509		President Securities Corp	987
856,338	e	Prospect Capital Corp	9,308
310,361		Provident Financial plc	6,919
1,889,000		PT Clipan Finance Indonesia Tbk	80
41,573	e	Pzena Investment Management, Inc (Class A)	224
68,859		Rathbone Brothers	1,453
294,985	*	Ratos AB (B Shares)	2,841
496,226		Raymond James Financial, Inc	19,120
10,794	*,e	Regional Management Corp	179
135,256		Reliance Capital Ltd	1,203
784,443		Remgro Ltd	14,805
47,324	e	Resource America, Inc (Class A)	316
121,377	*	RHJ International	639
36,018		Ricoh Leasing Co Ltd	911
927,786		RMB Holdings Ltd	4,487
602,649		Rural Electrification Corp Ltd	2,730
78,718	*	Safeguard Scientifics, Inc	1,161
57,799		Samsung Card Co	1,981
83,493		Samsung Securities Co Ltd	4,210
70,000	*	Sawada Holdings Co Ltd	427
52,184	*	SBI Holdings, Inc	466
44,793		Schroders plc	1,245
821,175	e	SEI Investments Co	19,166
5	*,m	SFCG Co Ltd	0	^
159,289		Shriram Transport Finance Co Ltd	2,214
1,915,849		Singapore Exchange Ltd	11,133
126,570		SK Securities Co Ltd	141
1,443,290		SLM Corp	24,724
768,475	*,e	SNS Reaal	1,059
166,174	e	Solar Capital Ltd	3,973
40,812	e	Solar Senior Capital Ltd	762
100,894	e	SPDR S&P MidCap 400 ETF Trust	18,737

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,066,465		SPDR Trust Series 1	$151,993
98,587		Sprott, Inc	392
409,246		SREI Infrastructure Finance Ltd	334
2,004,910		State Street Corp	94,251
18,684	e	Stellus Capital Investment Corp	306
252,179	*	Stifel Financial Corp	8,062
5,354		Sundaram Finance Ltd	50
501,062		Suramericana de Inversiones S.A.	10,776
11,691		Swissquote Group Holding S.A.	367
182,906	*,e	SWS Group, Inc	968
645,999		T Rowe Price Group, Inc	42,074
294,337		Tai Fook Securities Group Ltd	129
90,000		Taiwan Acceptance Corp	205
170,000	*	Takagi Securities Co Ltd	291
43,960	e	TCP Capital Corp	648
692,776		TD Ameritrade Holding Corp	11,646
275,035	e	Tetragon Financial Group Ltd	2,660
222,000		Thitikorn PCL	120
53,102		THL Credit, Inc	785
136,854	e	TICC Capital Corp	1,385
23,257		TMX Group Ltd	1,186
403,680		Tokai Tokyo Securities Co Ltd	1,855
61,642		Tong Yang Investment Bank	238
193,333		Transpac Industrial Holdings Ltd	260
97,241	e	Triangle Capital Corp	2,479
257,155		Tullett Prebon plc	1,071
8,038,571		UBS AG. (Switzerland)	125,795
557,565		UOB-Kay Hian Holdings Ltd	745
142,337	*	Uranium Participation Corp	773
844,000	e	Value Partners Group Ltd	569
6,226		Verwalt & Privat-Bank AG.	442
31,445	*	Virtus Investment Partners, Inc	3,803
56,340		Vontobel Holding AG.	1,737
103,050		Vostok Nafta Investment Ltd	310
224,990		Waddell & Reed Financial, Inc (Class A)	7,834
148,008	*	Walter Investment Management Corp	6,367
56,848		Warsaw Stock Exchange	712
3,492,702		Waterland Financial Holdings	1,204
32,077		Wendel	3,307
27,089	e	Westwood Holdings Group, Inc	1,108
393,456	*	WisdomTree Investments, Inc	2,408
24,388		Woori Financial Co Ltd	384
168,623		Woori Investment & Securities Co Ltd	1,891
37,570	*,e	World Acceptance Corp	2,801

		TOTAL DIVERSIFIED FINANCIALS	5,692,888

ENERGY - 9.5%
123,121	*	Aban Offshore Ltd	859
295,140	*,e	Abraxas Petroleum Corp	646
232,415	e	Acergy S.A.	5,585
8,452		Adams Resources & Energy, Inc	296
21,729,127		Adaro Energy Tbk	3,604

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

226,307	*	Advantage Oil & Gas Ltd	$728
9,932,916	*	Afren plc	21,554
110,770		Aker Kvaerner ASA	2,294
273,100	*	Alam Maritim Resources BHD	61
347,246		Alliance Holdings GP LP	16,522
125,528		Alon USA Energy, Inc	2,271
1,526,803	*,e	Alpha Natural Resources, Inc	14,871
152,139	e	AltaGas Income Trust	5,134
155,626	*	AMEC plc	2,573
1,104,678	*	Amerisur Resources plc	854
96,449	*,e	Amyris Biotechnologies, Inc	301
2,883,781		Anadarko Petroleum Corp	214,294
89,000	*	Angle Energy, Inc	319
226,350	*	Anglo Pacific Group plc	1,003
184,000		Anhui Tianda Oil Pipe Co Ltd	38
1,276,000	e	Anton Oilfield Services Group	683
140,500		AOC Holdings, Inc	645
1,038,449		Apache Corp	81,518
32,025	e	APCO Argentina, Inc	394
116,091	*,e	Approach Resources, Inc	2,903
526,091	*,e	Aquila Resources Ltd	1,440
212,644	e	ARC Energy Trust	5,225
895,189	e	Arch Coal, Inc	6,553
129,801	*,e	Archer Ltd	108
454,977	*	Athabasca Oil Corp	4,780
350,725	*	Atwood Oceanics, Inc	16,060
522,361	*,e	Aurora Oil and Gas Ltd	2,008
703,676		Australian Worldwide Exploration Ltd	902
3,089,007		Baker Hughes, Inc	126,155
114,392	*,e	Bandanna Energy Ltd	31
1,523,000		Bangchak Petroleum PCL	1,590
303,626	*	Bankers Petroleum Ltd	980
168,650		Banpu PCL	2,232
130,876	*,e	Basic Energy Services, Inc	1,493
528,671	e	Baytex Energy Trust	22,785
4,089,009		Beach Petroleum Ltd	6,417
144,000	*	Bellatrix Exploration Ltd	618
250,308	e	Berry Petroleum Co (Class A)	8,398
4,283,776		BG Group plc	71,452
585,892		Bharat Petroleum Corp Ltd	3,830
191,044	*	Bill Barrett Corp	3,399
117,699	*,e	Birchcliff Energy Ltd	883
362,400	*	BlackPearl Resources, Inc	1,104
34,252	e	Bolt Technology Corp	489
44,349	*,e	Bonanza Creek Energy, Inc	1,232
106,350	e	Bonavista Energy Trust	1,584
18,525	e	Bonterra Oil & Gas Ltd	850
517,045	*,e	Borders & Southern Petroleum plc	166
48,679		Bourbon S.A.	1,349
514,000		Boustead Singapore Ltd	429
267,703	*,e	BowLeven plc	292
15,075,953		BP plc	104,822

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,330,952		BP plc (ADR)	$55,421
361,932	*,e	BPZ Energy, Inc	1,140
1,184,600	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	237
5,007,000	*,e	Brightoil Petroleum Holdings Ltd	1,023
128,658		Bristow Group, Inc	6,904
2,468,700		Bumi Armada BHD	3,224
65,049	*	BUMI plc	295
274,423	*,e	Buru Energy Ltd	697
477,107	e	BW Offshore Ltd	445
101,500	*	C&C Energia Ltd	969
210,743	*	C&J Energy Services, Inc	4,518
993,608		Cabot Oil & Gas Corp	49,422
870,341		Cairn Energy plc	3,801
272,770		Cairn India Ltd	1,601
499,176	*,e	Cal Dive International, Inc	864
127,486	e	Calfrac Well Services Ltd	3,211
183,502	*,e	Callon Petroleum Co	862
198,005		Caltex Australia Ltd	3,994
388,534	*	Cam Finanziaria S.p.A.	280
532,711		Cameco Corp	10,491
1,322,913	*	Cameron International Corp	74,692
76,200	*	Canacol Energy Ltd	244
109,700	e	Canadian Energy Services & Technology Corp	1,169
1,244,858		Canadian Natural Resources Ltd (Canada)	35,843
1,386,257	e	Canadian Oil Sands Trust	28,110
186,659	e	Canyon Services Group, Inc	2,130
770,000		Capital Product Partners LP	5,067
39,395	e	CARBO Ceramics, Inc	3,086
152,231	*,e	Carrizo Oil & Gas, Inc	3,185
21,363		CAT Oil AG.	191
111,611	*	Celtic Exploration Ltd	2,950
2,979,176	e	Cenovus Energy, Inc	99,922
2,126,833	e	Cenovus Energy, Inc (Toronto)	71,179
137,400	*	Cequence Energy Ltd	199
12,877	*,e	Ceres, Inc	58
4,320,532	*	Cheniere Energy, Inc	81,140
1,219,242	e	Chesapeake Energy Corp	20,264
7,633,759		Chevron Corp	825,514
316,000		China Aviation Oil Singapore Corp Ltd	261
7,934,000	e	China Coal Energy Co	8,818
4,761,700		China Oilfield Services Ltd	9,984
972,000		China Qinfa Group Ltd	153
5,656,799	e	China Shenhua Energy Co Ltd	25,339
633,000		China Suntien Green Energy Cor	139
5,177,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	2,788
259,573	e	Cimarex Energy Co	14,985
1,355,702	*,e	Circle Oil plc	350
20,896	*,e	Clayton Williams Energy, Inc	836
233,159	*,e	Clean Energy Fuels Corp	2,903
290,730	*	Cloud Peak Energy, Inc	5,620

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,983,000		CNOOC Ltd	$83,677
1,090,106		Coal India Ltd	7,106
2,365,155	*	Cobalt International Energy, Inc	58,088
1,462,912	*,e	Cockatoo Coal Ltd	180
72,019	*	Compagnie Generale de Geophysique S.A.	2,188
174,975	*	Comstock Resources, Inc	2,647
2,060,777	*	Concho Resources, Inc	166,016
593,957	*	Connacher Oil and Gas Ltd	107
3,771,925		ConocoPhillips	218,734
679,404		Consol Energy, Inc	21,809
76,832		Contango Oil & Gas Co	3,255
510,121	*	Continental Resources, Inc	37,489
133,683		Core Laboratories NV	14,613
444,174		Cosan SA Industria e Comercio	9,057
120,570	*	Cosmo Oil Co Ltd	270
2,608,914	e	Crescent Point Energy Corp	98,670
126,728	*	Crew Energy, Inc	827
76,108	*	Crimson Exploration, Inc	209
49,052		CropEnergies AG.	335
155,536		Crosstex Energy, Inc	2,230
80,018	*	CVR Energy, Inc	3,904
489,815	*	CVR Energy, Inc (Contingent value right)	0	^
41,181	*	Dawson Geophysical Co	1,086
269,100		Dayang Enterprise Holdings BHD	209
113,500	*	Deep Sea Supply plc	204
90,300	*	DeeThree Exploration Ltd	591
12,909		Delek Group Ltd	3,038
192,427		Delek US Holdings, Inc	4,872
8,110,395	*	Denbury Resources, Inc	131,388
395,408	*	Denison Mines Corp	489
68,136	*	Det Norske Oljeselskap ASA	1,023
784,751	*,e	Devon Energy Corp	40,838
328,868	e	Diamond Offshore Drilling, Inc	22,350
27,924	*	Diamondback Energy, Inc	534
1,620,714	*,e	DNO International ASA	2,736
2,464,174	e	Dragon Oil plc	22,216
940,221	*	Dresser-Rand Group, Inc	52,784
370,962	*,e	Drillsearch Energy Ltd	597
146,498	*	Dril-Quip, Inc	10,702
7,834,273		Ecopetrol S.A.	24,208
60,716	e	Ecopetrol S.A. (ADR)	3,623
151,015	*,e	Electromagnetic GeoServices AS	360
24,787	*	Emerald Oil, Inc	130
606,295		Empresas COPEC S.A.	8,600
66,411	e	Enbridge Income Fund	1,611
807,492		Enbridge, Inc	34,923
701,789	e	EnCana Corp	13,871
170,411	*,e	Endeavour International Corp	883
163,918		Enerflex Ltd	1,974
132,622		Energen Corp	5,980
769,200	*	Energy Earth PCL	188
353,961	*,e	Energy Resources of Australia Ltd	474

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

233,622		Energy Transfer Partners LP	$10,029
359,228	e	Energy XXI Bermuda Ltd	11,564
172,919	e	Enerplus Resources Fund	2,243
5,255,394		ENI S.p.A.	128,744
1,815,080	*	Enquest plc (London)	3,580
334,717		Ensco plc	19,842
289,493	e	Ensign Energy Services, Inc	4,473
1,453,582		EOG Resources, Inc	175,578
232,942	*	EPL Oil & Gas, Inc	5,253
514,015		Equitable Resources, Inc	30,317
146,673		ERG S.p.A.	1,491
411,996	*,e	Essar Energy plc	810
5,564		Esso SA Francaise	396
616,900		Esso Thailand PCL	204
163,015	e	Etablissements Maurel et Prom	2,748
61,521	*	Eurasia Drilling Co Ltd (GDR)	2,230
30,174	*	Euronav NV	183
55,781	*	Evolution Petroleum Corp	453
1,674,845	e	EXCO Resources, Inc	11,339
57,818		Exmar NV	591
279,819	*	Exterran Holdings, Inc	6,134
17,726,116		Exxon Mobil Corp	1,534,195
1,862,000	e	Ezion Holdings Ltd	2,632
858,200	*,e	Ezra Holdings Ltd	813
119,496	*,e	Fairborne Energy Ltd	168
376,933	*,e	Falkland Oil & Gas Ltd	174
344,153	*	Faroe Petroleum plc	778
1,478,885	*	FMC Technologies, Inc	63,341
55,837	*,e	Forbes Energy Services Ltd	141
463,069	*	Forest Oil Corp	3,098
1,850,880		Formosa Petrochemical Corp	5,510
76,710	*	Forum Energy Technologies, Inc	1,899
109,705	e	Fred Olsen Energy ASA	4,817
143,113	e	Freehold Royalty Trust	3,223
177,291	*,e	Frontline Ltd	578
74,818	*,e	Frontline Ltd (Norway)	250
5,338		Fugro NV	317
182,761	*,e	FX Energy, Inc	751
180,976		Galp Energia SGPS S.A.	2,809
73,554		GasLog Ltd	914
229,555	*	Gastar Exploration Ltd	278
9,070,392	e	Gazprom OAO (ADR)	87,669
62,984	e	Gazpromneft OAO (ADR)	1,478
4,815,000	*,e	Genesis Energy Holdings Ltd	121
56,107	*,e	Geospace Technologies Corp	4,986
95,589	*,e	Gevo, Inc	147
255,709	e	Gibson Energy, Inc	6,183
65,810	*,e	Global Geophysical Services, Inc	253
108,371	e	Golar LNG Ltd	3,986
91,693	*,e	Goodrich Petroleum Corp	855
47,943		Great Eastern Shipping Co Ltd	233
83,616	*,e	Green Plains Renewable Energy, Inc	661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,620	*	Grupa Lotos S.A.	$2,295
105,264		GS Holdings Corp	7,175
276,456	*,e	Guildford Coal Ltd	162
53,703	e	Gulf Island Fabrication, Inc	1,290
1,153,164	*,e	Gulf Keystone Petroleum Ltd	3,389
132,258		Gulfmark Offshore, Inc	4,556
200,867	*	Gulfport Energy Corp	7,677
588,433	*,e	Halcon Resources Corp	4,072
14,600	e	Hallador Petroleum Co	121
2,765,159		Halliburton Co	95,923
1,424		Hankook Shell Oil Co Ltd	328
61,034		Hargreaves Services plc	644
157,902	*,e	Harvest Natural Resources, Inc	1,432
473,083	*,e	Heckmann Corp	1,907
488,963	*	Helix Energy Solutions Group, Inc	10,092
89,198		Hellenic Petroleum S.A.	878
463,512		Helmerich & Payne, Inc	25,961
685,586	*	Hercules Offshore, Inc	4,237
276,005	*	Heritage Oil Ltd	864
1,034,044		Hess Corp	54,763
190,900	*	Hibiscus Petroleum BHD	88
2,188,000	e	Hidili Industry International Development Ltd	590
1,329,000	e	Hilong Holding Ltd	473
235,849	*	Hindustan Oil Exploration	445
45,851	*,e	Hoegh LNG Holdings Ltd	387
1,180,297		Holly Corp	54,943
1,549,000	e	Honghua Group Ltd	691
1,394,691	*,e	Horizon Oil Ltd	635
125,974	*	Hornbeck Offshore Services, Inc	4,326
400,800	*	HRT Participacoes em Petroleo S.A.	926
150,995		Hunting plc	1,963
1,107,075	e	Husky Energy, Inc	32,721
41,725		Idemitsu Kosan Co Ltd	3,636
822,706		Imperial Oil Ltd	35,342
1,480,705		Inner Mongolia Yitai Coal Co	8,454
3,173		Inpex Holdings, Inc	16,970
502,366	*	ION Geophysical Corp	3,270
27,865,700		IRPC PCL	3,784
5,085	*,e	Isramco, Inc	529
322,700	*	Ithaca Energy, Inc	646
114,753		Itochu Enex Co Ltd	597
3,200	e	Japan Drilling Co Ltd	96
3,754		Japan Petroleum Exploration Co	133
159,363	*,e	JKX Oil & Gas plc	201
730,546		John Wood Group plc	8,733
2,608,061		JX Holdings, Inc	14,724
59,000		Kanto Natural Gas Development Ltd	322
209,649	*	Karoon Gas Australia Ltd	1,189
535,919	*	Key Energy Services, Inc	3,725
115,821	e	Keyera Facilities Income Fund	5,732
1,296,905		Kinder Morgan, Inc	45,820
95,156	*,e	KiOR, Inc (Class A)	610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,069	e	Knightsbridge Tankers Ltd	$415
1,722,637	*	KNM Group BHD	258
3,939,122	*	Kodiak Oil & Gas Corp	34,861
468,384	*,e	Kosmos Energy LLC	5,785
190,232	e	Kumba Resources Ltd	3,833
215,106		Kvaerner ASA	634
1,380,865	*,e	Laredo Petroleum Holdings, Inc	25,076
168,000	*	Legacy Oil & Gas, Inc	1,159
373,336	*,e	Linc Energy Ltd	468
52,400		Longview Oil Corp	284
53,406		Lubelski Wegiel Bogdanka S.A.	2,358
632,903	e	Lufkin Industries, Inc	36,791
1,075,455		LUKOIL (ADR)	72,207
17,813	*	Lundin Petroleum AB	412
541,079	*,e	Magnum Hunter Resources Corp	2,159
2,846,276		Marathon Oil Corp	87,267
1,486,875		Marathon Petroleum Corp	93,673
222,505		Maridive & Oil Services SAE	258
775,412	*,e	Matador Resources Co	6,358
43,583	e	Matrix Composites & Engineering Ltd	85
88,980	*	Matrix Service Co	1,023
105,932	*	Maurel & Prom Nigeria	314
152,731	*,e	Maverick Drilling & Exploration Ltd	117
643,068	*	McDermott International, Inc	7,087
404,998	*,e	McMoRan Exploration Co	6,500
108,062	*	MEG Energy Corp	3,307
234,515	e	Miclyn Express Offshore Ltd	599
121,114	*	Midnight Oil Exploration Ltd	401
163,415	*	Midstates Petroleum Co, Inc	1,126
2,470,000		MIE Holdings Corp	794
111,797	*,e	Miller Petroleum, Inc	443
42,352	*	Mitcham Industries, Inc	577
18,000		Modec, Inc	393
66,815	e	MOL Hungarian Oil and Gas plc	5,390
4,993,117	*	Mongolia Energy Co ltd	245
154,413		Motor Oil Hellas Corinth Refineries S.A.	1,710
212,967		Mullen Group Ltd	4,475
903,240		Murphy Oil Corp	53,788
548,174	*	Nabors Industries Ltd	7,921
482,904	*	Nagarjuna Oil Refinery Ltd	45
48,350	*	Naphtha Israel Petroleum Corp Ltd	212
1,708,093		National Oilwell Varco, Inc	116,748
62,870	*	Natural Gas Services Group, Inc	1,032
98,782	e	Neste Oil Oyj	1,281
874,366		New Zealand Oil & Gas Ltd	635
403,136	*	Newfield Exploration Co	10,796
4,830,000	e	Newocean Energy Holdings Ltd	2,854
360,924	*,e	Newpark Resources, Inc	2,833
653,072		Nexen, Inc	17,445
1,117,197	*	Nexus Energy Ltd	181
66,600		Niko Resources Ltd	713
753,309	e	Noble Energy, Inc	76,642

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,105	e	Nordic American Tanker Shipping	$1,707
163,404		Northern Offshore Ltd	294
225,209	*,e	Northern Oil And Gas, Inc	3,788
282,500	*,e	Norwegian Energy Co AS	195
309,250		NovaTek OAO (GDR)	37,780
123,079	*	NuVista Energy Ltd	726
296,012	*	Oasis Petroleum, Inc	9,413
6,276,148		Occidental Petroleum Corp	480,816
317,188		Oceaneering International, Inc	17,062
1,931,077	*	OGX Petroleo e Gas Participacoes S.A.	4,131
1,207,942	*	Oil Refineries Ltd	648
335,267		Oil Search Ltd	2,479
105,806	*	Oil States International, Inc	7,569
324,402		OMV AG.	11,755
290,042	*	Ophir Energy plc	2,397
1,644,772		Origin Energy Ltd	20,219
1,094	*,b,e,m	Overseas Shipholding Group, Inc	1
70,130		Pacific Rubiales Energy Corp	1,639
1,048,513	e	Pacific Rubiales Energy Corp (Toronto)	24,360
995,999	*,e	Paladin Resources Ltd	1,100
26,803	e	Panhandle Oil and Gas, Inc (Class A)	757
56,789	*,e	Paramount Resources Ltd (Class A)	1,827
190,100	*	Parex Resources, Inc	1,108
496,194	*	Parker Drilling Co	2,282
240,815	e	Parkland Income Fund	4,583
171,870		Pason Systems, Inc	2,963
445,532	e	Patterson-UTI Energy, Inc	8,300
5,331	*	Paz Oil Co Ltd	798
108,833	*	PDC Energy, Inc	3,614
920,090		Peabody Energy Corp	24,484
237,203	e	Pembina Pipeline Income Fund	6,787
469,623	e	Pengrowth Energy Trust	2,337
510,910	e	Penn Virginia Corp	2,253
607,594	e	Penn West Energy Trust	6,597
283,934	e	PetroBakken Energy Ltd	2,926
113,300	*	Petrobank Energy & Resources Ltd	1,412
1,562,995		Petrofac Ltd	41,772
5,507,376		Petroleo Brasileiro S.A.	52,586
655,500		Petroleo Brasileiro S.A. (ADR)	12,763
7,601,866		Petroleo Brasileiro S.A. (Preference)	72,473
971,420		Petroleum Geo-Services ASA	16,920
263,511	e	Petrominerales Ltd	2,278
739,318		Petronas Dagangan BHD	5,681
334,094	*,e	Petroquest Energy, Inc	1,654
191,102	e	Peyto Energy Trust	4,417
54,468	*,e	PHI, Inc	1,824
132,300	*	Philex Petroleum Corp	96
2,524,345	e	Phillips 66	134,043
216,477	*	Pioneer Energy Services Corp	1,572
519,672		Pioneer Natural Resources Co	55,392
320,641	*	Plains Exploration & Production Co	15,051
363,491	*,e	Polarcus Ltd	444

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,123,196	*	Polish Oil & Gas Co	$5,268
429,635	*	Polski Koncern Naftowy Orlen S.A.	6,887
100,100	e	Poseidon Concepts Corp	141
285,400		Precision Drilling Trust	2,358
766,146	*	Premier Oil plc	4,239
295,904	e	ProSafe ASA	2,539
6,907,000	*	PT Benakat Petroleum Energy	141
13,891,000		PT Bumi Resources Tbk	857
7,693,000	*	PT Delta Dunia Petroindo Tbk	123
27,384,000	*	PT Energi Mega Persada Tbk	235
5,845,000		PT Indika Energy Tbk	868
1,175,000		PT Indo Tambangraya Megah	5,087
2,234,000		PT Medco Energi Internasional Tbk	380
401,000		PT Resource Alam Indonesia Tbk	103
10,837,834		PT Tambang Batubara Bukit Asam Tbk	17,086
2,319,528		PTT Exploration & Production PCL	12,398
1,792,950		PTT PCL	19,601
495,410		Questar Market Resources, Inc	14,996
407,928	*,e	Quicksilver Resources, Inc	1,167
343,114		Range Resources Corp	21,558
308,610	*,e	Red Fork Energy Ltd	243
245,600	*	Refinaria de Petroleos de Manguinhos S.A.	31
1,156,654		Refineria La Pampilla S.A. Relapasa	285
2,171,443		Reliance Industries Ltd	33,621
53,554	*,e	Renewable Energy Group, Inc	314
907,434		Rentech, Inc	2,387
955,948	*	Repsol YPF S.A.	19,513
167,418	*,e	Resolute Energy Corp	1,361
152,878	*,e	Rex Energy Corp	1,990
20,864	*	Rex Stores Corp	402
47,718	*,e	RigNet, Inc	975
1,755,492	*	Roc Oil Co Ltd	814
387,158	*,e	Rockhopper Exploration plc	984
524,854	*	Rosetta Resources, Inc	23,807
2,730,478	*	Rosneft Oil Co (GDR)	24,742
480,271	*,e	Rowan Cos PLC	15,018
5,672,870		Royal Dutch Shell plc (A Shares)	196,906
3,443,810		Royal Dutch Shell plc (B Shares)	122,862
122,814	e	RPC, Inc	1,503
181,870	*	RusPetro plc	233
702,508		Saipem S.p.A.	27,365
368,966	*	Salamander Energy plc	1,142
115,000		San-Ai Oil Co Ltd	478
39,400	*,e	Sanchez Energy Corp	709
916,462	*,e	SandRidge Energy, Inc	5,820
696,944		Santos Ltd	8,166
3,798,100	*	Sapurakencana Petroleum BHD	3,938
404,937	*	Saras S.p.A.	532
67,005	*,e	Saratoga Resources, Inc	237
1,039,643		Sasol Ltd	44,833
109,438	e	Savanna Energy Services Corp	790
207,860	*	SBM Offshore NV	2,931

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,142,239		Schlumberger Ltd	$425,596
13,703		Schoeller-Bleckmann Oilfield Equipment AG.	1,436
569,500	*	Scomi Group BHD	66
137,806	*,e	Scorpio Tankers, Inc	980
55,028		SEACOR Holdings, Inc	4,611
113,618	e	SeaDrill Ltd	4,186
131,300	*	Secure Energy Services, Inc	1,309
144,926	*	SemGroup Corp	5,664
909,254	*	Senex Energy Ltd	669
50	*	Serval Integrated Energy Services	0	^
334,447	*,e	Sevan Drilling AS.	239
1,128,400		Shandong Molong Petroleum Machinery Co Ltd	495
147,479		ShawCor Ltd	5,781
1,522,500	*	Shengli Oil&Gas Pipe Holdings Ltd	162
103,982		Shinko Plantech Co Ltd	823
168,772	e	Ship Finance International Ltd	2,807
22,347	*	Showa Shell Sekiyu KK	127
132,800		Siamgas & Petrochemicals PCL	60
61,000		Sinanen Co Ltd	254
8,240,000	*,e	Sino Union Energy Investment Group Ltd	591
584,000		Sinopec Kantons Holdings Ltd	387
124,290		SK Energy Co Ltd	20,565
10,325		SK Gas Co Ltd	847
503,264	*	Soco International plc	2,959
72,278		S-Oil Corp	7,139
196,515	*,e	Solazyme, Inc	1,545
168,771	*,e	Songa Offshore SE	229
446,700	*	Southern Pacific Resource Corp	579
109,200	*	SouthGobi Resources Ltd	225
1,018,606	*	Southwestern Energy Co	34,032
44,400	*	Spartan Oil Corp	234
1,975,765		Spectra Energy Corp	54,096
109,222		Sprott Resource Corp	478
211,741		St. Mary Land & Exploration Co	11,055
822,444		Statoil ASA	20,729
224,570	*	Stone Energy Corp	4,608
3,425,294	e	Suncor Energy, Inc	112,638
2,240,098		Suncor Energy, Inc (NY)	73,878
300,966	*	Superior Energy Services	6,236
89,300	*	Surge Energy, Inc	494
2,271,503		Surgutneftegaz (ADR)	20,460
339,700	e	Surgutneftegaz (ADR) (London)	3,064
933,000	*,e	Swiber Holdings Ltd	473
207,558	*	Swift Energy Co	3,194
139,407	*,e	Synergy Resources Corp	751
70,300	*	TAG Oil Ltd	403
895,909		Talisman Energy, Inc	10,133
144,421		Targa Resources Investments, Inc	7,631
383,759		Tatneft (GDR)	17,086
342,093		Technip S.A.	39,558
264,957	*	Tecnicas Reunidas S.A.	12,410
87,165		Teekay Corp	2,798

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

225,091	e	Teekay Tankers Ltd (Class A)	$653
261,283		Tenaris S.A.	5,448
148,196	*	Tesco Corp	1,688
613,800		Tesoro Corp	27,038
418,435	*	Tetra Technologies, Inc	3,176
57,345	e	TGC Industries, Inc	470
240,420		TGS Nopec Geophysical Co ASA	7,940
1,352,300		Thai Oil PCL	3,018
94,214		Tidewater, Inc	4,209
2,800,000	*,m	Titan Petrochemicals Group Ltd	4
120,274	*	TMK OAO (GDR)	1,865
40,931	e	TonenGeneral Sekiyu KK	354
48,243		Total Energy Services, Inc	727
2,275,699		Total S.A.	118,411
88,681	*	Tourmaline Oil Corp	2,784
162,000		Toyo Kanetsu K K	335
889,994	e	TransCanada Corp	42,070
181,000	*	TransGlobe Energy Corp	1,698
472,963	*	Transocean Ltd	21,205
654,022		Transocean Ltd-NYSE	29,202
303,602	*,e	Triangle Petroleum Corp	1,819
193,130	e	Trican Well Service Ltd	2,547
65,680	e	Trilogy Energy Corp	1,922
320,966		Trinidad Drilling Ltd	2,220
3,596,814		Tullow Oil plc	74,984
191,251		Tupras Turkiye Petrol Rafine	5,553
340,343		Turcas Petrolculuk AS	623
695,486		Twin Butte Energy Ltd	1,804
282,942	*,e	Ultra Petroleum Corp	5,130
539,400		Ultrapar Participacoes S.A.	12,195
125,285	*	Unit Corp	5,644
235,256	*,e	Uranerz Energy Corp	327
302,092	*,e	Uranium Energy Corp	773
650,654	*	Uranium One, Inc	1,537
336,610	*	Vaalco Energy, Inc	2,912
1,743,694		Valero Energy Corp	59,495
78,145	*	Valiant Petroleum plc	517
646,960	*,e	Vantage Drilling Co	1,184
246,300	e	Veresen, Inc	2,929
306,031	e	Vermilion Energy Trust	15,989
201,655	e	W&T Offshore, Inc	3,233
4,838,400		Wah Seong Corp BHD	2,611
437,372	*	Warren Resources, Inc	1,229
2,906,495	*	Weatherford International Ltd	32,524
110,775	*,e	West Siberian Resources Ltd (GDR)	910
64,800		Western Energy Services Corp	461
351,213	e	Western Refining, Inc	9,901
105,574	*	Westfire Energy Ltd	520
41,088	*,e	Westmoreland Coal Co	384
155,600	*	Whitecap Resources, Inc	1,353
311,774	e	Whitehaven Coal Ltd	1,162
283,469	*	Whiting Petroleum Corp	12,294

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

432,368	*	Willbros Group, Inc	$2,317
2,487,776		Williams Cos, Inc	81,450
532,337		Woodside Petroleum Ltd	18,970
231,338		World Fuel Services Corp	9,524
306,947		WorleyParsons Ltd	7,561
495,371	*	WPX Energy, Inc	7,371
204,128	*,e	Xcite Energy Ltd	308
421,571	*,e	Xenolith Resources Ltd	324
6,610,000	e	Yanzhou Coal Mining Co Ltd	11,268
65,735	e	Zargon Energy Trust	554
152,977	*,e	ZaZa Energy Corp	314

		TOTAL ENERGY	10,100,661

FOOD & STAPLES RETAILING - 1.7%
835,409	e	Aeon Co Ltd	9,547
11,900		Ain Pharmaciez Inc	651
206,444		Alimentation Couche Tard, Inc	10,155
378,817		Almacenes Exito S.A.	7,611
86,425		Andersons, Inc	3,708
41,479		Arcs Co Ltd	849
4,641	e	Arden Group, Inc (Class A)	418
41,289	e	Axfood AB	1,562
124,000		Beijing Jingkelong Co Ltd	87
140,360		BIM Birlesik Magazalar AS	6,882
39,862		Bizim Toptan Satis Magazalari AS	623
2,949,638		Booker Group plc	4,707
386,768		Brazil Pharma S.A.	2,720
907,789		Carrefour S.A.	23,373
139,803	e	Casey’s General Stores, Inc	7,424
139,194		Casino Guichard Perrachon S.A.	13,332
20,400		Cawachi Ltd	406
2,173,093		Centros Comerciales Sudamericanos S.A.	11,781
61,178	*	Chefs’ Warehouse Holdings, Inc	967
1,793,900	e	China Resources Enterprise	6,565
177,206		Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,833
14,300		CJ Freshway Corp	490
509,314		Clicks Group Ltd	3,925
41,260		Cocokara Fine Holdings, Inc	1,292
26,095		Colruyt S.A.	1,292
796,600		Controladora Comercial Mexicana S.A. de C.V.	2,790
9,900		Cosmos Pharmaceutical Corp	984
1,820,845		Costco Wholesale Corp	179,845
11,179,600		CP Seven Eleven PCL	16,811
8,400		Create SD Holdings Co Ltd	238
3,848,161		CVS Corp	186,059
5,900		Daikokutenbussaan Co Ltd	178
173,998	e	Delhaize Group	7,008
1,106,280		Distribuidora Internacional de Alimentacion S.A.	7,068
26,882		Dongsuh Co, Inc	463
29,054		E-Mart Co Ltd	6,459
59,032		Empire Co Ltd	3,498
65,976		Eurocash S.A.	931

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,174		FamilyMart Co Ltd	$1,943
130,000	*	Fonterra Shareholders’ Fund	775
85,358	*,e	Fresh Market, Inc	4,105
55,710		George Weston Ltd	3,959
117,776		Greggs plc	879
22,930		Growell Holdings Co Ltd	799
112,073	e	Hakon Invest AB	2,042
206,770		Harris Teeter Supermarkets, Inc	7,973
36,200		Heiwado Co Ltd	503
3,032	*	Indiabulls Wholesale Service	1
54,043	e	Ingles Markets, Inc (Class A)	933
17,288	*	Inretail Peru Corp	362
5,600		Itochu-Shokuhin Co Ltd	189
84,741		Izumiya Co Ltd	433
3,271,362		J Sainsbury plc	18,508
189,761		Jean Coutu Group PJC, Inc	2,772
190,169	e	Jeronimo Martins SGPS S.A.	3,677
56,300		Kasumi Co Ltd	356
26,200		Kato Sangyo Co Ltd	468
21,063		Kesko Oyj (B Shares)	691
2,849,768		Koninklijke Ahold NV	38,213
3,308,517		Kroger Co	86,088
3,100	*,e	Kusuri No Aoki Co Ltd	167
97,759		Lawson, Inc	6,631
825,000	e	Lianhua Supermarket Holdings Co Ltd	795
28,100	e	Liquor Stores Income Fund	524
127,491		Loblaw Cos Ltd	5,374
765,059	e	Magnit OAO (GDR)	31,104
93,840	*	Majestic Wine plc	722
66,767		MARR S.p.A.	698
43,233		Maruetsu, Inc	143
142,434		Massmart Holdings Ltd	3,229
109,766	e	Matsumotokiyoshi Holdings Co Ltd	2,593
201,813	e	Metcash Ltd	700
180,425		Metro AG.	5,012
278,902	e	Metro, Inc	17,757
49,700		Ministop Co Ltd	834
50,584		Nash Finch Co	1,076
29,300	*,e	Natural Grocers by Vitamin C	559
124,771		North West Co Fund	2,808
143,610		O’Key Group S.A. (GDR)	1,680
24,000		Okuwa Co Ltd	303
179,810	e	Olam International Ltd	231
173,973	*	Pantry, Inc	2,110
569,651	e	Pick’n Pay Holdings Ltd	1,327
308,712		Pick’n Pay Stores Ltd	1,620
1,431,320		President Chain Store Corp	7,680
63,717		Pricesmart, Inc	4,909
2,947,500		PT Sumber Alfaria Trijaya Tbk	1,606
397,000		Puregold Price Club, Inc	319
471,572		Raia Drogasil S.A.	5,313
52,019		Rallye S.A.	1,754

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,417		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	$253
3,195,270	*	Rite Aid Corp	4,346
107,209	e	Roundy’s, Inc	477
10,379	e	Ryoshoku Ltd	262
25,500		S Foods, Inc	238
383,120	e	Safeway, Inc	6,931
12,000		San-A Co Ltd	448
1,426,719		Seven & I Holdings Co Ltd	40,220
533,000	e	Sheng Siong Group Ltd	233
279,411		Shoppers Drug Mart Corp	12,022
827,147		Shoprite Holdings Ltd	20,066
157,741		Shufersal Ltd	445
47,100		Siam Makro PCL	689
227,476		Spar Group Ltd	3,551
77,662	e	Spartan Stores, Inc	1,193
54,500		Sugi Pharmacy Co Ltd	1,923
3,274,000	e	Sun Art Retail Group Ltd	5,062
40,300		Sundrug Co Ltd	1,378
889,284	e	Supervalu, Inc	2,197
41,818	*	Susser Holdings Corp	1,442
848,912		Sysco Corp	26,877
474,000		Taiwan TEA Corp	260
11,391,042		Tesco plc	62,748
672,991		Total Produce plc	541
36,888		Tsuruha Holdings, Inc	2,909
185,539	*	United Natural Foods, Inc	9,943
584,300		UNY Co Ltd	4,330
63,200		Valor Co Ltd	995
38,851	e	Village Super Market (Class A)	1,277
2,529,986		Walgreen Co	93,635
8,896,221	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	29,133
6,394,192		Wal-Mart Stores, Inc	436,276
41,736		Weis Markets, Inc	1,635
1,421,504		Wesfarmers Ltd	54,843
972,807		Whole Foods Market, Inc	88,846
1,799,548		WM Morrison Supermarkets plc	7,727
1,232,212		Woolworths Ltd	37,802
795,999	*	Wumart Stores, Inc	1,722
8,600		Yaoko Co Ltd	319
42,700		Yokohama Reito Co Ltd	301

		TOTAL FOOD & STAPLES RETAILING	1,791,274

FOOD, BEVERAGE & TOBACCO - 5.5%
33,990		AarhusKarlshamn AB	1,446
95,862	*	AGV Products Corp	35
585,181	*	Ajinomoto Co, Inc	7,743
19,830	e	Alico, Inc	726
366,080		Alicorp S.A.	1,190
14,816		Alliance Grain Traders, Inc	195
300,112	*,e	Alliance One International, Inc	1,092
11,549,515		Altria Group, Inc	362,886
36,097		Amsterdam Commodities NV	665

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

265,164		Anadolu Efes Biracilik Ve Malt Sanayii AS	$3,822
2,974	*	Anheuser-Busch InBev NV	0	^
26,539	*,e	Annie’s, Inc	887
76,655	*	AquaChile S.A.	53
1,736,186		Archer Daniels Midland Co	47,554
20,300		Ariake Japan Co Ltd	371
14,055		Aryzta AG.	723
438,861		Asahi Breweries Ltd	9,345
1,227,624	e	Asian Citrus Holdings Ltd	589
290,900		Asiatic Development BHD	856
1,438,293	*	Associated British Foods plc	36,746
84,351	e	Astral Foods Ltd	1,030
27,924		Atria Group plc	231
771,000	*,m	Ausnutria Dairy Corp Ltd	73
136,912	e	Austevoll Seafood ASA	702
311,861	*	Australian Agricultural Co Ltd	380
931,330		AVI Ltd	6,598
181,689	e	B&G Foods, Inc (Class A)	5,144
866,895		Bajaj Hindusthan Ltd	401
179,659		Balrampur Chini Mills Ltd	163
1,745	*	Barry Callebaut AG.	1,688
551,255		Beam, Inc	33,676
217,000	*,e	Besunyen Holdings	14
10,905		Binggrae Co Ltd	1,141
344,500	e	Biostime Internatonal Holdings Ltd	1,085
153,246	*,e	Black Earth Farming Ltd	209
6,753	*	Bonduelle S.C.A.	636
27,219	*,e	Boston Beer Co, Inc (Class A)	3,660
208,818	*	Boulder Brands, Inc	2,694
6,400	*	Britannia Industries Ltd	58
204,800		British American Tobacco Malaysia BHD	4,168
2,721,617	*	British American Tobacco plc	138,353
671,687		Britvic plc	4,476
611,544		Brown-Forman Corp (Class B)	38,680
771,000	*,e	Bumitama Agri Ltd	673
682,911		Bunge Ltd	49,641
486,818		C&C Group plc	2,928
41,357	e	Calavo Growers, Inc	1,043
19,400	e	Calbee, Inc	1,367
85,424	e	Cal-Maine Foods, Inc	3,436
702,363	e	Campbell Soup Co	24,505
213,889		Carlsberg AS (Class B)	21,072
187,500		Carlsberg Brewery-Malay BHD	768
82,161		Casa Grande S.A.	465
234,129	*,e	Central European Distribution Corp	508
67,625		Cermaq ASA	1,026
592,000		Changshouhua Food Co Ltd	322
3,744,400		Charoen Pokphand Foods PCL	4,150
7,511,710	e	China Agri-Industries Holdings Ltd	4,268
840,000	*,e	China Green Holdings Ltd	170
1,273,500	*,e	China Huiyuan Juice Group Ltd	469
1,688,000	e	China Mengniu Dairy Co Ltd	4,825

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

365,292	*,e	China Minzhong Food Corp Ltd	$244
1,551,000	*,e	China Modern Dairy Holdings	432
5,760,000		China Starch Holdings Ltd	186
1,580,000		China Tontine Wines Group Ltd	159
1,762,000	*,e	China Yurun Food Group Ltd	1,304
164,450	*,e	Chiquita Brands International, Inc	1,357
247,191		Cia Cervecerias Unidas S.A.	3,892
107,700		Cia de Bebidas das Americas	4,403
11,041		CJ CheilJedang Corp	3,691
67,016		Clover Industries Ltd	139
15,521		Coca Cola Hellenic Bottling Co S.A.	363
356,089		Coca-Cola Amatil Ltd	5,004
28,445		Coca-Cola Bottling Co Consolidated	1,892
59,695	e	Coca-Cola Central Japan Co Ltd	739
17,923,889		Coca-Cola Co	649,741
1,361,827		Coca-Cola Enterprises, Inc	43,211
596,487	e	Coca-Cola Femsa S.A. de C.V.	8,829
178,970		Coca-Cola Icecek AS	3,730
29,767		Coca-Cola West Japan Co Ltd	460
1,009,000	e	Cofco International Ltd	939
1,580,638		ConAgra Foods, Inc	46,629
1,044,498	*	Constellation Brands, Inc (Class A)	36,965
50,778	e	Copeinca ASA	375
193,442		Cott Corp	1,556
45,275	*,e	Craft Brewers Alliance, Inc	293
1,787		Crown Confectionery Co Ltd	339
202,422		CSM	4,357
8,292,351	*	D.E Master Blenders 1753 NV	95,268
694,000		DaChan Food Asia Ltd	104
2,160		Dae Han Flour Mills Co Ltd	281
24,590		Daesang Corp	604
157,450	*	Dairy Crest Group plc	998
1,298,000	*,e,m	Daqing Dairy Holdings Ltd	141
583,910	*	Darling International, Inc	9,366
365,253		Davide Campari-Milano S.p.A.	2,807
4,680,258	*	Dean Foods Co	77,271
396,687		Devro plc	1,999
4,228,811		Diageo plc	123,171
52,787		Diageo plc (ADR)	6,154
75,933	e	Diamond Foods, Inc	1,038
126,690	*	Dole Food Co, Inc	1,453
5,294		Dongwon F&B Co Ltd	366
2,650		Dongwon Industries Co Ltd	707
415,084		Dr Pepper Snapple Group, Inc	18,338
9,300		Dydo Drinco, Inc	378
1,214,000	e	Dynasty Fine Wines Group Ltd	223
11,424		East Asiatic Co Ltd AS	193
92,625		Ebro Puleva S.A.	1,839
7,604		Embotelladora Andina S.A.	48
443,358	e	Embotelladoras Arca SAB de C.V.	3,296
5,265,492		Empresas Iansa S.A.	382
141,464		Ezaki Glico Co Ltd	1,459

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

38,336	*	Farmer Bros Co	$553
1,252,300		Felda Global Ventures Holdings BHD	1,892
1,238,357	e	First Resources Ltd	2,065
282,828		Flowers Foods, Inc	6,581
3,851,733		Fomento Economico Mexicano S.A. de C.V.	38,531
139,123		Fresh Del Monte Produce, Inc	3,666
67,373		Fuji Oil Co Ltd	975
35,832		Fujicco Co Ltd	425
150,000	*,e	Fujiya Co Ltd	338
1,713,977		General Mills, Inc	69,262
301,200		GFPT PCL	79
314,979		Glanbia plc	3,472
6,042,000	e	Global Bio-Chem Technology Group Co Ltd	696
3,608,000		GMG Global Ltd	398
55,511,021	e	Golden Agri-Resources Ltd	29,873
2,950,590	*	Goodman Fielder Ltd	1,928
484,319		GrainCorp Ltd-A	6,281
681,517		Great Wall Enterprise Co	627
988,598	*,e	Green Mountain Coffee Roasters, Inc	40,888
536,154	e	Greencore Group plc	893
12,228	e	Griffin Land & Nurseries, Inc (Class A)	330
623,267		Groupe Danone	41,056
720,300	*,e	Gruma SAB de C.V.	2,183
2,251,528	e	Grupo Bimbo S.A. de C.V. (Series A)	5,830
320,400		Grupo Herdez SAB de C.V.	984
1,396,994	e	Grupo Modelo S.A. (Series C)	12,539
497,089		H.J. Heinz Co	28,672
193,222	*,e	Hain Celestial Group, Inc	10,476
225,000		Hap Seng Plantations Holdings BHD	207
98,254		Harim & Co Ltd	261
138,595		Heineken Holding NV	7,631
326,356		Heineken NV	21,880
1,690,347		Hershey Co	122,077
790,000		Hey Song Corp	1,052
319,820		Hillshire Brands Co	9,000
31,320		Hite Holdings Co Ltd	481
61,220	e	HKScan Oyj	293
24,200	e	Hokuto Corp	475
183,446		Hormel Foods Corp	5,725
76,352	e	House Foods Corp	1,150
250,500		IJM Plantations BHD	244
319,050		Illovo Sugar Ltd	1,112
1,646,889		Imperial Tobacco Group plc	63,852
964,316		InBev NV	83,977
674,978	e	Indofood Agri Resources Ltd	746
952,369		Ingredion, Inc	61,361
84,859	*	Inventure Foods, Inc	551
4,055,576		IOI Corp BHD	6,779
4,672,896		ITC Ltd	24,607
159,200	e	Ito En Ltd	2,931
188,000		Itoham Foods, Inc	823
70,828	e	J&J Snack Foods Corp	4,529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

246,895		J.M. Smucker Co	$21,292
1,866,500		Japan Tobacco, Inc	52,727
2,113,621	*	JBS S.A.	6,194
28,490	e	John B. Sanfilippo & Son, Inc	518
222,944		J-Oil Mills, Inc	622
588,125		Juhayna Food Industries	711
90,073	e	Kagome Co Ltd	1,721
119,325		Kaveri Seed Co Ltd	2,800
2,404,218		Kellogg Co	134,276
115,229	*	Kernel Holding S.A.	2,485
208,949		Kerry Group plc (Class A)	11,037
20,200		KEY Coffee, Inc	362
2,170,900		Khon Kaen Sugar Industry PCL	975
386,560		Kikkoman Corp	5,520
812,000		Kingway Brewery Holdings Ltd	304
550,358		Kirin Brewery Co Ltd	6,475
94,664		Koninklijke Wessanen NV	275
1,027		Kook Soon Dang Brewery Co Ltd	7
2,172,686	*	Kraft Foods Group, Inc	98,792
242,693		KT&G Corp	18,317
668,673		Kuala Lumpur Kepong BHD	5,269
2,596	e	KWS Saat AG.	836
727,000		Labixiaoxin Snacks Group Ltd	289
63,456	e	Lancaster Colony Corp	4,390
188,581		Lance, Inc	4,547
25,913	e	Leroy Seafood Group ASA	604
342,987		Lien Hwa Industrial Corp	224
24,248	e	Lifeway Foods, Inc	212
32,347	e	Limoneira Co	627
222		Lindt & Spruengli AG.	724
115		Lindt & Spruengli AG. (Reg)	4,353
861,089		Lorillard, Inc	100,463
1,073		Lotte Chilsung Beverage Co Ltd	1,519
833		Lotte Confectionery Co Ltd	1,270
1,411		Lotte Samkang Co Ltd	868
7,627		Maeil Dairy Industry Co Ltd	224
136,645	e	Maple Leaf Foods, Inc	1,644
181,000	*	Marfrig Alimentos S.A.	750
144,000		Marudai Food Co Ltd	477
563,000		Maruha Nichiro Holdings, Inc	984
353,378	e	McCormick & Co, Inc	22,450
75,219	*	McLeod Russel India Ltd	480
893,713		Mead Johnson Nutrition Co	58,887
56,900	e	Megmilk Snow Brand Co Ltd	893
13,381		MEIJI Holdings Co Ltd	580
404,000	e	Mewah International, Inc	184
190,318	*	MHP SA (GDR)	3,020
71,000		Mikuni Coca-Cola Bottling Co Ltd	670
262,100		Minerva S.A.	1,439
222,000		Mitsui Sugar Co Ltd	640
164,022	e	Molson Coors Brewing Co (Class B)	7,018
4,955,695		Mondelez International, Inc	126,222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,756,007	*	Monster Beverage Corp	$92,858
236,302		Morinaga & Co Ltd	506
496,000		Morinaga Milk Industry Co Ltd	1,588
95,189	*	Morpol ASA	194
299,900		MSM Malaysia Holdings BHD	466
17,212		Muhak Co Ltd	220
1,728,489		Multiexport Foods S.A.	413
46,000		Namchow Chemical Industrial Ltd	46
1,319		Namyang Dairy Products Co Ltd	1,161
43,730	e	National Beverage Corp	638
4,812		Naturex	362
4,196,356		Nestle S.A.	273,785
908,000		Nichirei Corp	4,743
152,000		Nippon Beet Sugar Manufacturing Co Ltd	284
305,000		Nippon Flour Mills Co Ltd	1,237
36,594		Nippon Meat Packers, Inc	507
314,766		Nippon Suisan Kaisha Ltd	651
289,000		Nisshin Oillio Group Ltd	1,072
49,308		Nisshin Seifun Group, Inc	617
32,235		Nissin Food Products Co Ltd	1,223
8,173		Nong Shim Co Ltd	2,073
4,182		Nong Shim Holdings Co Ltd	238
5,853		Nong Woo Bio Co Ltd	121
86,360		Nutreco Holding NV	7,342
140,790	*	Omega Protein Corp	862
4,499		Orion Corp	4,615
45,304		Osem Investments Ltd	780
4,411		Ottogi Corp	900
2,463,166	e	Pacific Andes International Holdings Ltd	127
4,273,369	*	PAN Fish ASA	3,981
5,682,481		PepsiCo, Inc	388,852
929,771		Perdigao S.A.	19,158
194,975		Pernod-Ricard S.A.	22,621
51,036		Pescanova S.A.	944
777,000	e	Petra Foods Ltd	2,192
354,451	*	PGG Wrightson Ltd	129
1,400		Philip Morris CR	788
9,897,634		Philip Morris International, Inc	827,838
573,457	*,e	Pilgrim’s Pride Corp	4,158
56,539		Pinar SUT Mamulleri Sanayii AS	510
135,061	*	Post Holdings, Inc	4,626
616,220		PPB Group BHD	2,338
273,490	*,e	Premier Foods plc	505
20,700	e	Premium Brands Holdings Corp	357
180,000		Prima Meat Packers Ltd	305
791,224		PT Astra Agro Lestari Tbk	1,625
2,761,000		PT Bisi International	227
7,188,700		PT BW Plantation Tbk	1,034
14,783,000		PT Charoen Pokphand Indonesia Tbk	5,626
913,200		PT Gudang Garam Tbk	5,351
8,340,600		PT Indofood Sukses Makmur Tbk	5,074
1,536,500		PT Japfa Comfeed Indonesia Tbk	983

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,770,000		PT Malindo Feedmill Tbk	$437
1,512,500		PT Sampoerna Agro Tbk	394
2,768,500		PT Tunas Baru Lampung Tbk	141
252,000		Q.P. Corp	3,477
852,700		QL Resources BHD	866
19,517		Radico Khaitan Ltd	54
103,042	*	Ralcorp Holdings, Inc	9,238
833,359	*	REI Agro Ltd	163
861,443		Remy Cointreau S.A.	94,069
1,044,618	e	Reynolds American, Inc	43,279
276,500		Rimbunan Sawit BHD	77
25,133		Royal UNIBREW AS	2,193
82,634	*	Ruchi Soya Industries Ltd	97
738,886		SABMiller plc	34,292
8,263		Sajo Industries Co Ltd	389
36,555		Sakata Seed Corp	459
4,615		Samyang Genex Co Ltd	244
11,162		Samyang Holdings Corp	740
117,558	e	Sanderson Farms, Inc	5,590
77,600		Sao Martinho S.A.	1,061
1,569,000	*,e	Sapporo Holdings Ltd	5,082
215,015		Saputo, Inc	10,875
33,172	*	Seneca Foods Corp	1,008
370,100	*	Shanghai Dajiang Group	104
99,000		Showa Sangyo Co Ltd	322
1,374,268		Shree Renuka Sugars Ltd	812
16,700		Silla Co Ltd	373
12,403		Sipef S.A	958
97,400		SLC Agricola S.A.	944
602,036	*	Smithfield Foods, Inc	12,986
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	126
329,002	*,e	SOS Cuetara S.A.	119
693,855		Souza Cruz S.A.	10,441
986,680		Standard Foods Corp	2,718
43,408		Strauss Group Ltd	568
277,692		Suedzucker AG.	11,398
417,000	e	Super Coffeemix Manufacturing Ltd	1,106
202,313		Swedish Match AB	6,792
75,044	*,e	Synutra International, Inc	347
19,096		Taisun Enterprise Co Ltd	11
78,000		Taiyen Biotech Co Ltd	57
209,000	e	Takara Holdings, Inc	1,663
191,049		Tassal Group Ltd	284
156,384	*	TAT Konserve	204
250,835		Tata Tea Ltd	737
5,797,210	*	Tate & Lyle plc	71,724
416,400		TH Plantations BHD	272
2,025,200		Thai Vegetable Oil PCL	1,601
493,000	e	Tibet 5100 Water Resources Holdings Ltd	162
4,738,000		Tiga Pilar Sejahtera Food Tbk	534
285,638		Tiger Brands Ltd	11,015

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,596,000		Tingyi Cayman Islands Holding Corp	$7,304
151,761	e	Tongaat Hulett Ltd	2,413
80,186	e	Tootsie Roll Industries, Inc	2,078
387,942		Toyo Suisan Kaisha Ltd	10,336
128,500		Tradewinds Malaysia BHD	376
448,184		Treasury Wine Estates Ltd	2,206
174,358	*	TreeHouse Foods, Inc	9,089
14,010		TS Corp	341
480,000	e	Tsingtao Brewery Co Ltd	2,861
1,227,874	e	Tyson Foods, Inc (Class A)	23,821
150,273		Ulker Biskuvi Sanayi AS	814
2,781,183		Unilever NV	106,418
170,000	e	Unilever NV (ADR)	6,511
2,337,373		Unilever plc	90,856
1,696,100		Uni-President China Holdings Ltd	1,806
6,224,147		Uni-President Enterprises Corp	11,466
3,406		United Breweries Ltd	58
3,896		United International Enterprises	670
5,400		United Malacca BHD	12
119,398		United Spirits Ltd	4,138
112,912	e	Universal Corp	5,635
1,855,570		Universal Robina	3,789
151,000		Ve Wong Corp	105
182,174	e	Vector Group Ltd	2,709
8,859	e	Vilmorin & Cie	1,097
743,559		Vina Concha Y Toro S.A.	1,448
62,088		Viscofan S.A.	3,508
3,158		Vranken - Pommery Monopole	87
7,738,000	e	Want Want China Holdings Ltd	10,844
33,400	*	Warabeya Nichiyo Co Ltd	619
414,000		Wei Chuan Food Corp	518
466,604	*,e	Westway Group, Inc	3,112
49,447	*,e	WhiteWave Foods Co	768
3,971,188		Wilmar International Ltd	10,964
54,192	e	Yakult Honsha Co Ltd	2,374
83,942		Yamazaki Baking Co Ltd	935
2,200,000		Yantai North Andre Juice Co	88
1,490,000		Yashili International	397
23,000		Yonekyu Corp	195
378,554		Zeder Investments Ltd	134

		TOTAL FOOD, BEVERAGE & TOBACCO	5,848,691

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
79,257	e	Abaxis, Inc	2,940
9,191,904		Abbott Laboratories	602,070
183,137	*,e	Abiomed, Inc	2,465
91,591	*	Acadia Healthcare Co, Inc	2,137
215,929	*,e	Accretive Health, Inc	2,496
252,455	*	Accuray, Inc	1,623
237,146		Advanced Medical Solutions Group plc	247
12,620	*,e	Aerocrine AB	27
2,006,001	e	Aetna, Inc	92,878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

387,365	*	AGFA-Gevaert NV	$680
62,626	*	AGFA-Gevaert NV Brussels	0	^
277,707	e	Air Methods Corp	10,245
62,567		Alfresa Holdings Corp	2,446
348,390	*,e	Align Technology, Inc	9,668
578,746	*	Allscripts Healthcare Solutions, Inc	5,452
52,763	e	Almost Family, Inc	1,069
223,459	*,e	Alphatec Holdings, Inc	369
156,913	*,e	Amedisys, Inc	1,768
908,810	e	AmerisourceBergen Corp	39,242
159,600		Amil Participacoes S.A.	2,405
291,302	*	AMN Healthcare Services, Inc	3,365
101,232		Amplifon S.p.A.	504
163,878	*	Amsurg Corp	4,918
66,890		Analogic Corp	4,970
57,625	*	Andor Technology Ltd	368
90,824	*	Angiodynamics, Inc	998
61,968	*	Anika Therapeutics, Inc	616
176,511	e	Ansell Ltd	2,829
325,629	*,e	Antares Pharma, Inc	1,241
98,582		Apollo Hospitals Enterprise Ltd	1,424
42,196		Arseus NV	863
158,636	*	Arthrocare Corp	5,487
11,600	e	Asahi Intecc Co Ltd	445
118,466		Assisted Living Concepts, Inc (A Shares)	1,155
135,195	*,e	athenahealth, Inc	9,930
54,309	*,e	AtriCure, Inc	375
6,135		Atrion Corp	1,202
49,966		Balda AG.	223
2,108,200		Bangkok Chain Hospital PCL	625
756,200		Bangkok Dusit Medical Service PCL	2,812
153,672		Bard (C.R.), Inc	15,020
3,671,367		Baxter International, Inc	244,733
313,935		Becton Dickinson & Co	24,547
86,400	*,e	Bio-Reference Labs, Inc	2,479
157,652	*,e	BioScrip, Inc	1,698
1,132,000	*,e	Biosensors International Group Ltd	1,130
18,900		BML, Inc	461
2,996,602	*	Boston Scientific Corp	17,171
134,420	*	Brookdale Senior Living, Inc	3,403
497,600		Bumrungrad Hospital PCL	1,207
76,661		Cantel Medical Corp	2,279
96,267	*	Capital Senior Living Corp	1,799
1,833,520		Cardinal Health, Inc	75,504
66,903	*,e	Cardiovascular Systems, Inc	840
1,755,083	*	CareFusion Corp	50,160
45,021	*	Carl Zeiss Meditec AG.	1,298
1,631	*,e	Carmat	274
3,222,948	*	Catamaran Corp	151,833
355,354	*	Catamaran Corp (Toronto)	16,712
35,767		Celesio AG.	619
293,434	*	Centene Corp	12,031

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

526,969	*	Cerner Corp	$40,914
188,798	*,e	Cerus Corp	597
49,659	*	CHA Bio & Diostech Co Ltd	428
72,765	e	Chemed Corp	4,991
44,701	*,e	Chindex International, Inc	469
1,215,723		Cigna Corp	64,993
224,617	e	CML Healthcare Income Fund	1,499
62,585	e	Cochlear Ltd	5,188
405,815	e	Coloplast A.S.	19,901
309,035		Community Health Systems, Inc	9,500
515,181		Compagnie Generale d’Optique Essilor International S.A.	51,960
42,781	e	Computer Programs & Systems, Inc	2,154
111,181	*,e	Conceptus, Inc	2,336
123,730	e	Conmed Corp	3,458
284,999		Cooper Cos, Inc	26,357
34,698	*	Corvel Corp	1,555
165,565		Coventry Health Care, Inc	7,422
1,753,637		Covidien plc	101,255
110,741	*	Cross Country Healthcare, Inc	532
21,908		Cruz Blanca Salud S.A.	28
116,320		CryoLife, Inc	725
26,930	*	Curexo, Inc	156
146,423	*	Cyberonics, Inc	7,692
119,073	*	Cynosure, Inc (Class A)	2,871
319,752	*	DaVita, Inc	35,342
240,332		Dentsply International, Inc	9,520
34,407	*,e	Derma Sciences, Inc	382
244,951	*	DexCom, Inc	3,334
307,500		Diagnosticos da America S.A.	1,981
82,727	*,e	DiaSorin S.p.A.	3,314
7,599	e	Draegerwerk AG.	769
3,411		Draegerwerk AG. & Co KGaA	258
616,502	*	Edwards Lifesciences Corp	55,590
4,300	*	Eiken Chemical Co Ltd	55
376,838		Elekta AB (B Shares)	5,876
198,335	*	Emeritus Corp	4,903
198,567	*,e	Endologix, Inc	2,828
59,398	e	Ensign Group, Inc	1,615
131,857	*,e	EnteroMedics, Inc	369
67,574	*,e	ePocrates, Inc	596
35,375	*	Exactech, Inc	600
104,618	*,e	ExamWorks Group, Inc	1,464
55,000		Excelsior Medical Co Ltd	110
3,174,351	*	Express Scripts Holding Co	171,415
107,200	e	Extendicare, Inc	824
640,800		Faber Group BHD	307
1,294,974	e	Fisher & Paykel Healthcare Corp	2,654
274,675	*	Five Star Quality Care, Inc	1,376
98,200		Fleury S.A.	1,105
89,324	*	Fortis Healthcare Ltd	189
147,338		Fresenius Medical Care AG.	10,168
53,275		Fresenius SE	6,130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,041		Galenica AG.	$5,836
120,663	*	Gentiva Health Services, Inc	1,213
304,158		Getinge AB (B Shares)	10,339
145,000		Ginko International Co Ltd	1,621
22,928	*	Given Imaging Ltd	403
53,432	*,e	Globus Medical, Inc	560
443,755		GN Store Nord	6,449
16,855,068		Golden Meditech Co Ltd	1,729
87,447	*	Greatbatch, Inc	2,032
64,900		Green Hospital Supply, Inc	1,725
38,105	*,e	Greenway Medical Technologies	585
184,124	*	Haemonetics Corp	7,520
135,008	*	Hanger Orthopedic Group, Inc	3,694
176,143	*,e	Hansen Medical, Inc	366
607,800		Hartalega Holdings BHD	944
1,044,028		HCA Holdings, Inc	31,498
607,143	*	Health Management Associates, Inc (Class A)	5,659
256,918	*	Health Net, Inc	6,243
673,062	*	Healthsouth Corp	14,208
78,271	*,e	HealthStream, Inc	1,903
158,967	*	Healthways, Inc	1,701
49,338	*,e	HeartWare International, Inc	4,142
225,554	*	Henry Schein, Inc	18,148
83,598		Hill-Rom Holdings, Inc	2,383
573,546		Hitachi Medical Corp	8,250
311,332	*	HMS Holdings Corp	8,070
36,300		Hogy Medical Co Ltd	1,728
926,548	*	Hologic, Inc	18,559
555,162	e	Humana, Inc	38,101
43,272	*	ICU Medical, Inc	2,637
264,453	*	Idexx Laboratories, Inc	24,541
3,397,300	*	IHH Healthcare BHD	3,763
169,104	*	Insulet Corp	3,588
107,473	*	Integra LifeSciences Holdings Corp	4,188
251,750	*	Intuitive Surgical, Inc	123,451
136,100	e	Invacare Corp	2,218
198,090	*	Inverness Medical Innovations, Inc	3,665
25,315	*	Ion Beam Applications	185
58,163	*	IPC The Hospitalist Co, Inc	2,310
93,000	*,e	Jeol Ltd	249
208,948	*	Kindred Healthcare, Inc	2,261
271,100		Kossan Rubber Industries	298
1,026,900		KPJ Healthcare BHD	1,928
267,687	*	Laboratory Corp of America Holdings	23,187
36,780		Landauer, Inc	2,251
32,900		Leisureworld Senior Care Corp	415
52,041	*,e	LHC Group, Inc	1,108
2,741,678		Life Healthcare Group Holdings Pte Ltd	10,996
112,236	*	LifePoint Hospitals, Inc	4,237
117,902	*	Magellan Health Services, Inc	5,777
127,336	*,e	MAKO Surgical Corp	1,639
7,500	e	Mani, Inc	301

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

276,408		Masimo Corp	$5,807
6,157	*	Mauna Kea Technologies	100
1,893,987		McKesson Corp	183,641
300,272	*	MedAssets, Inc	5,036
77,816		Medica	1,552
62,700	e	Medical Facilities Corp	872
451,978		Mediceo Paltac Holdings Co Ltd	5,011
79,031	*,e	Medidata Solutions, Inc	3,097
3,648,459		Medtronic, Inc	149,660
206,916	*,e	Merge Healthcare, Inc	511
148,065	e	Meridian Bioscience, Inc	2,998
158,267	*	Merit Medical Systems, Inc	2,200
146	e	Message Co Ltd	337
187,500		Microlife Corp	379
719,000		Microport Scientific Corp	380
89,278		Miraca Holdings, Inc	3,600
278,302	*	Molina Healthcare, Inc	7,531
44,943	*	MWI Veterinary Supply, Inc	4,944
23,136		Nagaileben Co Ltd	308
34,651	e	National Healthcare Corp	1,629
10,172	e	National Research Corp	551
173,398	*	Natus Medical, Inc	1,939
83,639	*,e	Neogen Corp	3,790
337,858	*,e	Neoprobe Corp	956
1,115,476		Network Healthcare Holdings Ltd	2,589
97,307	e	Nichii Gakkan Co	773
48,876		Nihon Kohden Corp	1,485
70,767		Nikkiso Co Ltd	754
484,632	e	Nipro Corp	3,436
166,087		Nobel Biocare Holding AG.	1,412
231,749	*	NuVasive, Inc	3,583
170,522	*	NxStage Medical, Inc	1,918
353,600		Odontoprev S.A.	1,853
3,237,900	*,e	Olympus Corp	62,818
302,830	e	Omnicare, Inc	10,932
142,995	*	Omnicell, Inc	2,126
63,293		OPG Groep NV	1,074
185,901	*	OraSure Technologies, Inc	1,335
221,683	*,e	Oriola-KD Oyj (B Shares)	653
75,045		Orpea	3,318
149,508	*	Orthofix International NV	5,880
9,784	*	Osstem Implant Co Ltd	262
221,186	e	Owens & Minor, Inc	6,306
57,490		Pacific Hospital Supply Co Ltd	164
82,501	*,e	Palomar Medical Technologies, Inc	760
43,713		Paramount Bed Holdings Co Ltd	1,309
133,832		Patterson Cos, Inc	4,581
39,288	*	PDI, Inc	299
115,021	*,e	Pediatrix Medical Group, Inc	9,146
42,489		Pharmaniaga BHD	113
101,065	*	PharMerica Corp	1,439
31,248		Phonak Holding AG.	3,464

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

106,433	*,e	PhotoMedex, Inc	$1,544
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	380
1,926,237		Primary Health Care Ltd	8,036
79,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	562
85,547	*,e	Providence Service Corp	1,453
2,600		Psc, Inc	99
217,761	*,e	PSS World Medical, Inc	6,289
148,500	*	Qualicorp S.A.	1,538
145,728		Quality Systems, Inc	2,530
395,698		Quest Diagnostics, Inc	23,057
96,698	*,e	Quidel Corp	1,805
346,317	e	Raffles Medical Group Ltd	746
221,696	e	Ramsay Health Care Ltd	6,323
671,333	e	Resmed, Inc	27,907
126,255		Rhoen Klinikum AG.	2,552
43,723	*,e	Rochester Medical Corp	441
85,922	*,e	Rockwell Medical Technologies, Inc	692
378,877	*	RTI Biologics, Inc	1,618
413,334	e	Ryman Healthcare Ltd	1,560
11,731		Sartorius AG.	1,042
8,334		Sartorius Stedim Biotech	807
567,111		Selcuk Ecza Deposu Ticaret ve Sanayi AS	661
189,744		Select Medical Holdings Corp	1,789
2,259,100	e	Shandong Weigao Group Medical Polymer Co Ltd	2,267
942,400		Shanghai Pharmaceuticals Holding Co Ltd	1,815
193,581		Shenzhen Accord Pharmaceutical Co Ltd	649
3,012,393		Sigma Pharmaceuticals Ltd	2,325
1,103,200	e	Sinopharm Group Co	3,503
196,026	*	Sirona Dental Systems, Inc	12,636
241,619	*	Skilled Healthcare Group, Inc (Class A)	1,539
523,874		Smith & Nephew plc	5,791
232,614	*	Solta Medical, Inc	621
409		So-net M3, Inc	653
387,037		Sonic Healthcare Ltd	5,402
342,858	*	Sorin S.p.A.	758
124,794	*	Spectranetics Corp	1,843
912,444		St. Jude Medical, Inc	32,976
81,000		St. Shine Optical Co Ltd	1,239
170,515	*,e	Staar Surgical Co	1,040
208,128		STERIS Corp	7,228
8,659		Stratec Biomedical Systems AG.	432
15,331	e	Straumann Holding AG.	1,883
464,522		Stryker Corp	25,465
6,610		Suheung Capsule Co Ltd	116
221,069	*,e	Sunrise Senior Living, Inc	3,179
1,083,600		Supermax Corp BHD	687
100,362	*	SurModics, Inc	2,244
92,554		Suzuken Co Ltd	2,608
151,142	*,e	Symmetry Medical, Inc	1,590
82,423	e	Synergy Healthcare plc	1,462
25,263		Sysmex Corp	1,163
154,581	*	Team Health Holdings, Inc	4,447

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

53,042		Teleflex, Inc	$3,782
123,700	*	Tempo Participacoes S.A.	218
447,846	*	Tenet Healthcare Corp	14,542
194,116		Terumo Corp	7,708
202,516	*	Thoratec Corp	7,598
90,671	e	Toho Pharmaceutical Co Ltd	1,589
10,100	*	Tokai Corp (GIFU)	253
1,012,400		Top Glove Corp BHD	1,864
67,046	*	Tornier BV	1,126
362,000		Trauson Holdings Co Ltd	188
63,609	*	Triple-S Management Corp (Class B)	1,175
17,500	*	Tsuki Corp	329
273,748	*,e	Unilife Corp	621
539,169	*	United Drug plc	2,412
5,312,027		UnitedHealth Group, Inc	288,124
130,871		Universal American Corp	1,124
262,113		Universal Health Services, Inc (Class B)	12,673
61,968		US Physical Therapy, Inc	1,707
13,074		Utah Medical Products, Inc	471
212,400	*,e	Vanguard Health Systems, Inc	2,602
236,298	*	Varian Medical Systems, Inc	16,598
73,819	*	Vascular Solutions, Inc	1,166
205,197	*	VCA Antech, Inc	4,319
68,500		VITAL KSK Holdings, Inc	633
63,693	*	Vocera Communications, Inc	1,599
187,922	*,e	Volcano Corp	4,437
181,694	*	WellCare Health Plans, Inc	8,847
1,449,756		WellPoint, Inc	88,319
123,939		West Pharmaceutical Services, Inc	6,786
6,417	*,e	William Demant Holding	551
155,556	*,e	Wright Medical Group, Inc	3,265
25,233	e	Young Innovations, Inc	994
58,703	*,e	Zeltiq Aesthetics, Inc	272
664,579		Zimmer Holdings, Inc	44,301

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,834,428

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
11,286		Able C&C Co Ltd	838
23,300	*	Aderans Co Ltd	307
5,784		Amorepacific Corp	6,557
32,244	*	Atrium Innovations Inc	387
1,539,636		Avon Products, Inc	22,109
2,004,000	*,e	BaWang International Group Holding Ltd	206
1,226,305		Beiersdorf AG.	100,411
137,347	*	Central Garden and Pet Co (Class A)	1,435
871,464		Church & Dwight Co, Inc	46,684
211,854	e	Clorox Co	15,512
2,073,867		Colgate-Palmolive Co	216,802
12,590		Cosmax, Inc	511
349,275		Dabur India Ltd	822
138	e	Dr Ci:Labo Co Ltd	432
91,435	*	Elizabeth Arden, Inc	4,115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,491	*	Emami Ltd	$61
180,085	e	Energizer Holdings, Inc	14,403
1,617,587		Estee Lauder Cos (Class A)	96,829
139,400		Fancl Corp	1,460
97,860	e	Female Health Co	703
3,209	*	Genic Co Ltd	113
6,138		Godrej Consumer Products Ltd	81
572,000		Grape King Industrial Co	1,578
182,900	*,e	Harbinger Group, Inc	1,407
980,500	e	Hengan International Group Co Ltd	8,955
15,045		Henkel KGaA	1,033
848,741		Henkel KGaA (Preference)	69,827
979,409	e	Herbalife Ltd	32,262
1,448,013		Hindustan Lever Ltd	13,949
444,425	*	Hypermarcas S.A.	3,608
7,867		Inter Parfums S.A.	241
64,462	e	Inter Parfums, Inc	1,254
18,347		JW Shinyak Corp	107
582,704		Kao Corp	15,184
861,826		Kimberly-Clark Corp	72,764
2,133,137		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	5,439
30,600		Kobayashi Pharmaceutical Co Ltd	1,453
15,044	*	Korea Kolmar Co Ltd	400
35,400		Kose Corp	740
15,730		LG Household & Health Care Ltd	9,636
290,000	e	Lion Corp	1,475
59,527		L’Oreal S.A.	8,283
465,600		Magic Holdings international Ltd	215
73,879	e	Mandom Corp	2,036
311,152		Mcbride plc	674
107,934	*,e	Medifast, Inc	2,848
446,347		Microbio Co Ltd	559
22,000		Milbon Co Ltd	695
334,038		Natura Cosmeticos S.A.	9,567
41,364	e	Nature’s Sunshine Products, Inc	599
726,266	e	Nu Skin Enterprises, Inc (Class A)	26,908
47,179	e	Nutraceutical International Corp	780
2,584,000	e	NVC Lighting Holdings Ltd	683
22,727	e	Oil-Dri Corp of America	627
28,048		Orchids Paper Products Co	567
96,468	e	Oriflame Cosmetics S.A.	3,085
3,340		Pacific Corp	1,456
20,800		Pigeon Corp	995
51,300	e	Pola Orbis Holdings, Inc	1,473
196,528	*	Prestige Brands Holdings, Inc	3,936
599,000	e	Prince Frog International Holdings Ltd	255
9,647,617		Procter & Gamble Co	654,977
3,131,000		PT Unilever Indonesia Tbk	6,788
416,502	e	PZ Cussons plc	2,582
927,799		Reckitt Benckiser Group plc	58,896
41,019	*,e	Revlon, Inc (Class A)	595
2,600,000		Ruinian International Ltd	965

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

278,911		Shiseido Co Ltd	$3,937
111,396		Spectrum Brands, Inc	5,005
512,158	*,e	Star Scientific, Inc	1,373
654,806		Svenska Cellulosa AB (B Shares)	14,237
128,405		Uni-Charm Corp	6,673
20,730	*,e	USANA Health Sciences, Inc	683
750,000	e	Vinda International Holdings Ltd	1,039
73,052		WD-40 Co	3,441

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,599,522

INSURANCE - 3.8%
3,990,104	e	ACE Ltd	318,410
434,214		Admiral Group plc	8,271
768,994		Aegon NV	4,968
1,077,105		Aflac, Inc	57,216
357,394		Ageas	10,560
19,073,407	e	AIA Group Ltd	75,652
62,711		Aksigorta AS	77
21,611	*	Alleghany Corp	7,249
1,043,093		Allianz AG.	145,404
299,063		Allied World Assurance Co Holdings Ltd	23,566
1,643,483		Allstate Corp	66,019
162,926	*	Alm Brand AS	404
358,627	e	American Equity Investment Life Holding Co	4,379
450,168		American Financial Group, Inc	17,791
1,258,065	*	American International Group, Inc	44,410
12,531	e	American National Insurance Co	856
52,340	*,e	American Safety Insurance Holdings Ltd	990
79,396	*	Amerisafe, Inc	2,164
674,399		Amlin plc	4,192
3,397,636		AMP Ltd	17,234
99,098	e	Amtrust Financial Services, Inc	2,843
759,087		Anadolu Hayat Emeklilik AS	1,803
450,254	*	Anadolu Sigorta	292
963,573		Aon plc	53,575
19,455		April Group	389
691,591	*	Arch Capital Group Ltd	30,444
106,208		Argo Group International Holdings Ltd	3,568
170,606	e	Arthur J. Gallagher & Co	5,911
505,792		Aspen Insurance Holdings Ltd	16,226
226,374		Assicurazioni Generali S.p.A.	4,137
117,659	e	Assurant, Inc	4,083
212,663		Assured Guaranty Ltd	3,026
1,038,716		Aviva plc	6,427
3,043,393		AXA S.A.	54,646
1,396,697	e	Axis Capital Holdings Ltd	48,382
4,146		Bajaj Finserv Ltd	69
38,240		Baldwin & Lyons, Inc (Class B)	912
27,275		Baloise Holding AG.	2,356
299,300		Bangkok Life Assurance PCL (ADR)	611
1,187,555		Beazley plc	3,457
49	*	Berkshire Hathaway, Inc	6,569

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,274,332	*	Berkshire Hathaway, Inc (Class B)	$562,807
194,700		Brazil Insurance Participco	1,902
151,618		Brown & Brown, Inc	3,860
12,465,466		Cathay Financial Holding Co Ltd	13,595
826,010		Catlin Group Ltd	6,796
262,227		Chesnara plc	835
1,206,108	*	China Insurance International Holdings Co Ltd	2,472
12,442,619		China Life Insurance Co Ltd	41,211
2,786,285		China Life Insurance Co Ltd (Taiwan)	2,532
3,905,100		China Pacific Insurance Group Co Ltd	14,724
636,162		Chubb Corp	47,916
437,793	e	Cincinnati Financial Corp	17,144
147,236	*,e	Citizens, Inc (Class A)	1,627
50,248		Clal Insurance	758
4,100,000		ClearView Wealth Ltd	2,427
35,193		CNA Financial Corp	986
272,038		CNP Assurances	4,187
944,123		Conseco, Inc	8,809
686,618	e	Corp Mapfre S.A.	2,116
116,076	e	Crawford & Co (Class B)	926
16,340		Dai-ichi Mutual Life Insurance Co	22,991
92,004		Delta Lloyd NV	1,516
390,470		Discovery Holdings Ltd	2,880
34,593	e	Donegal Group, Inc (Class A)	486
64,934		Dongbu Insurance Co Ltd	2,805
27,036	e	Eastern Insurance Holdings, Inc	462
75,919	*,e	eHealth, Inc	2,086
27,236		EMC Insurance Group, Inc	650
114,969		Employers Holdings, Inc	2,366
355,957	e	Endurance Specialty Holdings Ltd	14,128
33,817	*	Enstar Group Ltd	3,787
45,629		Erie Indemnity Co (Class A)	3,158
30,403		Euler Hermes S.A.	2,633
254,477		Everest Re Group Ltd	27,980
300		Fairfax Financial Holdings Ltd	108
46,275		FBD Holdings plc	635
37,459	e	FBL Financial Group, Inc (Class A)	1,281
1,170,499		Fidelity National Title Group, Inc (Class A)	27,565
533,055		First American Financial Corp	12,841
548,144	*	Fondiaria-Sai S.p.A	688
587	*	Fondiaria-Sai S.p.A-RSP	62
14,041	*,e	Fortegra Financial Corp	125
655,540	*	Genworth Financial, Inc (Class A)	4,923
124,420		Gjensidige Forsikring BA	1,788
672,664	e	Great-West Lifeco, Inc	16,467
99,416	*	Greenlight Capital Re Ltd (Class A)	2,295
80,912		Grupo Catalana Occidente S.A.	1,478
61,857	*,e	Hallmark Financial Services	581
111,389		Hannover Rueckversicherung AG.	8,724
62,316		Hanover Insurance Group, Inc	2,414
38,500	*	Hanwha Non-Life Insurance Co Ltd	220
11,401		Harel Insurance Investments & Finances Ltd	516

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,849,605		Hartford Financial Services Group, Inc	$63,945
451,478		HCC Insurance Holdings, Inc	16,799
14,723		Helvetia Holding AG.	5,616
140,890	*,e	Hilltop Holdings, Inc	1,908
757,606		Hiscox Ltd	5,640
42,714	e	Homeowners Choice, Inc	888
244,139		Horace Mann Educators Corp	4,873
226,750		Hyundai Marine & Fire Insurance Co Ltd	7,078
32,267	e	Independence Holding Co	307
95,101		Industrial Alliance Insurance and Financial Services, Inc	3,000
41,864		Infinity Property & Casualty Corp	2,438
100,354		ING Canada, Inc	6,535
2,293,223		Insurance Australia Group Ltd	11,295
2,934	e	Investors Title Co	176
276,347		Jardine Lloyd Thompson Group plc	3,579
17,109	e	Kansas City Life Insurance Co	653
63,501		Kemper Corp	1,873
423,180		Korea Life Insurance Co Ltd	3,057
114,595		Korean Reinsurance Co	1,235
213,630		Lancashire Holdings Ltd	2,720
20,116,080		Legal & General Group plc	48,236
350,622		Liberty Holdings Ltd	4,619
5,700	*	Lifenet Insurance Co	49
112,030		LIG Insurance Co Ltd	2,707
841,633		Lincoln National Corp	21,798
400,159		Loews Corp	16,306
44,101	*	Lotte Non-Life Insurance Co Ltd	128
209,025		Maiden Holdings Ltd	1,921
1,999,425	e	Manulife Financial Corp	27,156
15,505	*	Markel Corp	6,720
3,040,534		Marsh & McLennan Cos, Inc	104,807
1,950,062		Max Capital Group Ltd	54,972
192,645	*,e	MBIA, Inc	1,512
279,233		Meadowbrook Insurance Group, Inc	1,614
795,048		Mediolanum S.p.A.	4,036
29,995	*	Menorah Mivtachim Holdings Ltd	282
35,220	e	Mercury General Corp	1,398
160,075		Meritz Fire & Marine Insurance Co Ltd	2,121
6,652,106		Metlife, Inc	219,120
1,347,649		Metropolitan Holdings Ltd	3,544
352,760		Migdal Insurance Holdings Ltd	551
990,563	*	Milano Assicurazioni S.p.A.	413
1,110,488	*	Millea Holdings, Inc	30,937
217,236		Mitsui Sumitomo Insurance Group Holdings, Inc	4,335
227,509	e	Montpelier Re Holdings Ltd	5,201
316,319		Muenchener Rueckver AG.	57,104
154,831	*,e	National Financial Partners Corp	2,654
28,544	e	National Interstate Corp	823
12,814		National Western Life Insurance Co (Class A)	2,021
40,287	*	Navigators Group, Inc	2,057
549,049		NKSJ Holdings, Inc	11,777
1,245,560		Old Mutual plc	3,658

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

534,168		Old Republic International Corp	$5,689
137,173		OneBeacon Insurance Group Ltd (Class A)	1,907
872,073	e	PartnerRe Ltd	70,193
20,549	*,e	Phoenix Cos, Inc	508
102,746		Phoenix Group Holdings	918
79,180	*	Phoenix Holdings Ltd	221
3,782,500	e	PICC Property & Casualty Co Ltd	5,402
3,303,000	e	Ping An Insurance Group Co of China Ltd	28,174
137,305		Platinum Underwriters Holdings Ltd	6,316
186,931		Porto Seguro S.A.	2,145
793,247	e	Power Corp Of Canada	20,240
626,192	e	Power Financial Corp	17,148
142,934		Powszechny Zaklad Ubezpieczen S.A.	20,235
203,769		Primerica, Inc	6,115
2,184,921		Principal Financial Group	62,314
148,240		ProAssurance Corp	6,254
783,887		Progressive Corp	16,540
497,200		Protective Life Corp	14,210
4,297,250		Prudential Financial, Inc	229,172
5,824,353		Prudential plc	83,098
88,425,000	*	PT Panin Life Tbk	1,244
1,597,991		QBE Insurance Group Ltd	18,310
160,431		Reinsurance Group of America, Inc (Class A)	8,586
382,838		RenaissanceRe Holdings Ltd	31,109
1,503,316		Resolution Ltd	6,116
79,623		RLI Corp	5,148
846,287		RMI Holdings	2,075
1,342,536		Royal & Sun Alliance Insurance Group plc	2,773
49,662	e	Safety Insurance Group, Inc	2,293
301,503		Sampo Oyj (A Shares)	9,764
70,573		Samsung Fire & Marine Insurance Co Ltd	14,337
145,749		Samsung Life Insurance Co Ltd	12,855
3,161,622		Sanlam Ltd	16,835
28,504		Santam Ltd	640
28,124		Schweizerische National-Versicherungs-Gesellschaft	1,245
104,449		SCOR	2,823
76,577		SeaBright Insurance Holdings, Inc	848
195,907		Selective Insurance Group, Inc	3,775
8,247,195	*	Shin Kong Financial Holding Co Ltd	2,340
265,000		Shinkong Insurance Co Ltd	182
61,416	*	Societa Cattolica di Assicurazioni SCRL	952
561,338		Sony Financial Holdings, Inc	10,092
289,399		St. James’s Place plc	2,001
58,329		Stancorp Financial Group, Inc	2,139
2,397,869	*	Standard Life plc	13,108
60,725	e	State Auto Financial Corp	907
115,227	e	Stewart Information Services Corp	2,996
407,354	*	Storebrand ASA	1,998
141,550		Sul America SA	1,224
655,661	e	Sun Life Financial, Inc	17,382
2,356,250		Suncorp-Metway Ltd	25,162
18,491		Swiss Life Holding	2,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,547,436		Swiss Re Ltd	$112,187
347,831		Symetra Financial Corp	4,515
732,900		T&D Holdings, Inc	8,923
444,000		Taiwan Fire & Marine Insurance Co	328
924,000	*	Taiwan Life Insurance Co Ltd	618
65,640		Tong Yang Life Insurance	649
17,042	*	Topdanmark AS	3,662
467,362		Torchmark Corp	24,149
127,482	e	Tower Group, Inc	2,265
1,117,228		Travelers Cos, Inc	80,239
9,217		TrygVesta AS	698
248,856	*	Unipol Gruppo Finanziario S.p.A	495
333,404	*	Unipol Gruppo Finanziario S.p.A (Priv)	589
46,625	*,e	United America Indemnity Ltd	1,032
92,365		United Fire & Casualty Co	2,017
89,679		Universal Insurance Holdings, Inc	393
447,863		UnumProvident Corp	9,324
1,094,124		Validus Holdings Ltd	37,835
50,607		Vittoria Assicurazioni S.p.A.	326
481,687		W.R. Berkley Corp	18,179
7,524		White Mountains Insurance Group Ltd	3,875
43,941		Wiener Staedtische Allgemeine Versicherung AG.	2,345
1,699,273		XL Capital Ltd	42,584
48,547		Yapi Kredi Sigorta AS	448
155,593		Zurich Financial Services AG.	41,692

		TOTAL INSURANCE	3,975,892

MATERIALS - 6.8%
163,955		A. Schulman, Inc	4,743
104,137		Acerinox S.A.	1,158
501,707		ACHEM Technology Corp	242
214,000		Achilles Corp	286
33,131	*,e	ADA-ES, Inc	559
105,581		Adana Cimento	224
172,400		ADEKA Corp	1,490
1,225,421		Adelaide Brighton Ltd	4,013
29,781	*,e	Advanced Metallurgical Group NV	259
47,153	*	Advansa Sasa Polyester Sanayi AS	32
149,556		Aeci Ltd	1,408
16,011	*	AEP Industries, Inc	948
145,516		African Barrick Gold Ltd	1,054
309,863	*,e	African Minerals Ltd	1,644
163,870	e	African Oxygen Ltd	454
123,912		African Rainbow Minerals Ltd	2,791
89	*	Afyon Cimento Sanayi TAS	4
176,618		Agnico-Eagle Mines Ltd	9,256
89,196		Agnico-Eagle Mines Ltd	4,679
611,267		Agrium, Inc (Toronto)	60,924
392,000		Aichi Steel Corp	1,844
25,536		Air Liquide	3,226
385,268		Air Products & Chemicals, Inc	32,370
350,311		Air Water, Inc	4,484

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,107		Airgas, Inc	$16,716
6,564		AK Holdings, Inc	137
573,581	e	AK Steel Holding Corp	2,638
112,938		Akcansa Cimento AS	655
1,171,447		Akzo Nobel NV	77,546
313,470		Alamos Gold, Inc	5,499
209,336	e	Albemarle Corp	13,004
23,678	*	Alchemia S.A.	39
1,367,943		Alcoa, Inc	11,874
388,615	*	Alent plc	1,949
75,500	*,e	Alexco Resource Corp	270
252,675	*	Alkane Resources Ltd	183
138,886		Allegheny Technologies, Inc	4,217
226,433	*,e	Allied Nevada Gold Corp	6,822
1,828,804	e	Alpek SAB de C.V.	4,928
311,332		Altri SGPS S.A.	653
524,532	e	Alumina Ltd	503
6,104,000	e	Aluminum Corp of China Ltd	2,870
36,719	f	AMAG Austria Metall AG.(purchased 02/29/12, cost $798)	1,122
1,159,200		Ambuja Cements Ltd	4,299
90,670	e	AMCOL International Corp	2,782
1,150,361		Amcor Ltd	9,723
146,837	e	American Vanguard Corp	4,562
4,707,000		AMVIG Holdings Ltd	1,719
304,154	*	Anadolu Cam Sanayii AS	477
586,800	*	Anatolia Minerals Development Ltd	3,068
2,268,720	*,e	Angang New Steel Co Ltd	1,705
1,067,095	*	Anglo American plc (London)	33,638
76,949	e	Anglo Platinum Ltd	4,074
622,102		AngloGold Ashanti Ltd	19,457
6,071,294	e	Anhui Conch Cement Co Ltd	22,678
158,000		ANN JOO Resources BHD	69
2,276,783		Antofagasta plc	49,896
207,842	e	APERAM	3,172
88,999	e	Aptargroup, Inc	4,247
621,585	e	Aquarius Platinum Ltd	552
67,402	*,e	Arabian American Development Co	560
1,117,103		ArcelorMittal	19,477
349,987	*	Argonaut Gold, Inc	3,332
224,385		Arkema	23,560
72,923	e	Asahi Holdings, Inc	1,233
2,554,952		Asahi Kasei Corp	15,108
94,000		Asahi Organic Chemicals Industry Co Ltd	224
1,946,641		Ashland, Inc	156,529
1,840,500		Asia Cement China Holdings Corp	924
6,478		Asia Cement Co Ltd	368
4,954,203		Asia Cement Corp	6,396
341,436		Asia Plastic Recycling Holding Ltd	991
244,500		Asia Polymer	217
45,867		Asian Paints Ltd	3,736
118,350		Associated Cement Co Ltd	3,122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,624	e	Assore Ltd	$3,826
677,200	*	Atlas Consolidated Mining & Development	309
1,078,314		Atlas Iron Ltd	2,063
187,200	*,e	Augusta Resource Corp	457
17,276	*	Auriga Industries (Class B)	267
422,511	*	Aurizon Mines Ltd	1,457
153,300	*,e	Avalon Rare Metals, Inc	214
231,192		Avocet Mining plc	264
681,430		AZ Electronic Materials S.A.	3,921
428,035	*	B2Gold Corp	1,532
1,317		Bagfas Bandirma Gubre Fabrik	40
132,887		Balchem Corp	4,837
1,141,372		Ball Corp	51,076
264,598		Ballarpur Industries Ltd	113
243,100	*	Banro Corp	679
155,280		Barrick Gold Corp	5,436
2,116,145		Barrick Gold Corp (Canada)	74,077
1,240,417		BASF AG.	117,294
3,038		BASF India Ltd	40
759,728	*,e	Bathurst Resources Ltd	296
62,885		Baticim Bati Anadolu Cimento Sanayii AS	232
5,096	*	Bayer CropScience Ltd	122
1,648,500		BBMG Corp	1,535
99,017		BC Iron Ltd	368
751,278	*	Beadell Resources Ltd	776
46,452		Bekaert S.A.	1,353
303,000	*	Belo Sun Mining Corp	493
132,486	e	Bemis Co, Inc	4,433
49,361		Berger Paints India Ltd	146
104,266	*	Berry Plastics Group, Inc	1,677
4,984,186		BHP Billiton Ltd	194,585
4,873,488		BHP Billiton plc	171,905
211,299		Billerud AB	2,002
112,853	*	BillerudKorsnas AB	1,059
876,474	*	BlueScope Steel Ltd	3,206
1,630	*	BNG Steel Co Ltd	16
477,961		Boise, Inc	3,800
457,351		Boliden AB	8,690
1,095,949		Boral Ltd	5,029
5,866,500	*	Borneo Lumbung Energi & Metal	331
10,943		Borusan Mannesmann Boru Sanayi	169
7,060,759	*	Boryszew S.A.	1,425
297,993		Bradespar S.A.	4,778
193,428		Braskem S.A.	1,209
72,239	e	Brush Engineered Materials, Inc	1,862
191,076	e	Buckeye Technologies, Inc	5,486
136,550		Bursa Cimento	375
78,181	e	Buzzi Unicem S.p.A.	1,099
43,499		Buzzi Unicem S.p.A. RSP	297
7,600		C Uyemura & Co Ltd	240
81,987		Cabot Corp	3,262
488,035	*	Calgon Carbon Corp	6,920

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

271,828	e	Canexus Corp	$2,317
127,468	*	Canfor Corp	2,125
90,900		Canfor Pulp Products, Inc	934
203,376		CAP S.A.	6,820
549,962	*	Cape Lambert Resources Ltd	162
29,150		Capro Corp	345
372,811	*	Capstone Mining Corp	903
58,119		Carpenter Technology Corp	3,001
149,552		Cascades, Inc	616
57,902	*,e	Castle (A.M.) & Co	855
1,061,806		Celanese Corp (Series A)	47,282
81,180		Cementir S.p.A.	175
1,031,575		Cementos Argos S.A.	5,896
38,043		Cementos Pacasmayo SAA (ADR)	508
343,480	*	Cemex Latam Holdings S.A.	2,212
20,484,176	*,e	Cemex S.A. de C.V.	20,126
1,708,693	*	Centamin plc	1,114
169,448		Centerra Gold, Inc	1,586
195,538	*,e	Century Aluminum Co	1,713
103,882		Century Textile & Industries Ltd	793
798,572		CF Industries Holdings, Inc	162,238
401,166	*	Chambal Fertilizers & Chemicals Ltd	496
25,569	e	Chase Corp	476
60,062		Cheil Industries, Inc	5,309
413,127	*	Chemtura	8,783
1,509,560		Cheng Loong Corp	641
832,925		Chia Hsin Cement Corp	398
710,000		Chiho-Tiande Group Ltd	360
5,806,000		China BlueChemical Ltd	3,961
59,000	*	China General Plastics Corp	31
257,000		China Hi-ment Corp	430
670,000	*	China Manmade Fibers Corp	263
368,409		China Metal Products	353
3,354,600	e	China Metal Recycling Holdings Ltd	3,520
4,994,000	*,m	China Mining Resources Group Ltd	18
14,274,478	e	China National Building Material Co Ltd	21,433
646,000		China Nickel Resources Holding Co Ltd	52
2,361,675		China Petrochemical Development Corp	1,475
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	284
1,422,000	e	China Rare Earth Holdings Ltd	322
3,211,500	e	China Resources Cement Holdings Ltd	2,158
1,450,000		China Sanjiang Fine Chemicals	592
2,567,000		China Shanshui Cement Group Ltd	1,921
193,000		China Steel Chemical Corp	867
14,833,483		China Steel Corp	14,007
1,459,000		China Synthetic Rubber Corp	1,644
663,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	160
496,000	*	Chongqing Iron & Steel Co Ltd	94
948,621		Christian Hansen Holding	30,830
111,000		Chuetsu Pulp & Paper Co Ltd	191
77,000		Chugoku Marine Paints Ltd	463
1,398,328		Chun Yuan Steel	560

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,344,720	*	Chung Hung Steel Corp	$439
169,950	*	Chung Hwa Pulp Corp	60
278,600		Cia de Minas Buenaventura S.A. (ADR) (Series B)	10,016
214,200		Cia Minera Autlan SAB de C.V.	225
1,314,936		Cia Siderurgica Nacional S.A.	7,617
112,930	*	Ciech S.A.	815
13,667		Ciments Francais S.A.	807
108,769		Cimsa Cimento Sanayi Ve Tica	557
1,208,000		Citic Dameng Holdings	136
3,659,077		Clariant AG.	49,909
2,984		Clariant Chemicals India Ltd	35
91,261	*	Clearwater Paper Corp	3,574
3,928,584	e	Cleveland-Cliffs, Inc	151,486
5,490	*	CNK International Co Ltd	34
481,725	*	Coeur d’Alene Mines Corp	11,850
140,800	*	Colossus Minerals, Inc	653
151,169		Commercial Metals Co	2,246
86,132	*	Companhia Vale do Rio Doce	0	^
395,500		Companhia Vale do Rio Doce (ADR)	8,290
137,641	e	Compass Minerals International, Inc	10,283
129,100	*	Copper Mountain Mining Corp	510
355,122		Corp Aceros Arequipa S.A.	136
7,010	*	Cosmochemical Co Ltd	62
3,237,000	e	CPMC Holdings Ltd	2,276
2,482,379		CRH plc	50,482
504,003		Croda International plc	19,699
123,700	*	Cronus Resources Ltd	1,101
483,816	*	Crown Holdings, Inc	17,809
374,600		CSC Steel Holdings BHD	146
52,144,000	*	CST Mining Group Ltd	737
140,972	*	Cudeco Ltd	639
1,164,672		Cytec Industries, Inc	80,164
144,000		Dai Nippon Toryo Co Ltd	216
1,094,309		Daicel Chemical Industries Ltd	7,240
130,626		Daido Steel Co Ltd	662
91,000		Daiken Corp	247
159,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	669
2,203,845		Dainippon Ink and Chemicals, Inc	4,089
180,872		Daio Paper Corp	1,335
138,000		Daiso Co Ltd	375
21,262		DC Chemical Co Ltd	3,312
16,565	*	Deepak Fertilizers & Petrochemicals Corp Ltd	38
38,369		Deltic Timber Corp	2,710
669,405		Denki Kagaku Kogyo KK	2,292
702,357	*	Detour Gold Corp	17,575
498,515	*,e	Discovery Metals Ltd	857
237,839		Domtar Corp	19,864
23,360	*	Dongbu Steel Co Ltd	87
67,414		Dongjin Semichem Co Ltd	276
67,948		Dongkuk Industries Co Ltd	223
41,550		Dongkuk Steel Mill Co Ltd	536
3,773,000	e	Dongyue Group	2,551

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,809,350	e	Dow Chemical Co	$187,758
543,000	*,e	Dowa Holdings Co Ltd	3,515
1,036,072		DRDGOLD Ltd	811
1,278,142	*	DS Smith plc	4,309
783,097		DSM NV	47,726
1,730,351		Du Pont (E.I.) de Nemours & Co	77,814
812,269		DuluxGroup Ltd	3,221
175,000	*	Dundee Precious Metals, Inc	1,490
272,046		Eagle Materials, Inc	15,915
15,600	e	Earth Chemical Co Ltd	523
2,101,485	*	Eastern Platinum Ltd	349
869,590		Eastman Chemical Co	59,176
646,682		Ecolab, Inc	46,496
4,810		EG Corp	181
15,074		EID Parry India Ltd	57
447,802		El Ezz Steel Co	701
880,899		Eldorado Gold Corp	11,336
1,115,522		Elementis plc	4,259
1,685,718		Empresas CMPC S.A.	6,225
9,332		EMS-Chemie Holding AG.	2,200
292,538	*,e	Endeavour Mining Corp	609
153,139	*	Endeavour Mining Corp (ADR)	321
121,300	*	Endeavour Silver Corp	956
1,091,377		Eregli Demir ve Celik Fabrikalari TAS	1,509
874,994		Eternal Chemical Co Ltd	762
162,200		Eternit S.A.	642
95,300	*	Eucatex S.A. Industria e Comercio	368
33,492	*	Eugene Corp	91
1,179,572		Eurasian Natural Resources Corp	5,579
570,570		Everlight Chemical Industrial Corp	428
747,460	*	Evolution Mining Ltd	1,345
1,981,548		Evraz plc	8,504
1,074,050		Feng Hsin Iron & Steel Co	1,920
74,400		Ferbasa-Ferro Ligas DA Bahia	452
652,567		Ferrexpo plc	2,740
333,507	*,e	Ferro Corp	1,394
44,100	*	Fertilizantes Heringer S.A.	224
443,159	*	Fibria Celulose S.A.	4,885
2,854,527		Filtrona plc	25,672
244,500	*	First Majestic Silver Corp	4,931
1,233,645		First Quantum Minerals Ltd	27,173
2,031,973	e	Fletcher Building Ltd	14,263
188,031	*,e	Flotek Industries, Inc	2,294
843,890		FMC Corp	49,384
5,437,615	*	Focus Minerals Ltd	177
28,690	*	Foosung Co Ltd	131
4,396,403		Formosa Chemicals & Fibre Corp	11,417
5,583,331		Formosa Plastics Corp	15,182
405,000		Formosan Rubber Group, Inc	292
1,227,732		Formosan Union Chemical	689
9,954,141	e	Fortescue Metals Group Ltd	49,606
13,900	*	Fortress Paper Ltd	112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

337,400	*	Fortuna Silver Mines, Inc	$1,408
4,793,700	e	Fosun International	3,097
14,300	e	FP Corp	951
187,573	e	Franco-Nevada Corp	10,707
3,693,807		Freeport-McMoRan Copper & Gold, Inc (Class B)	126,328
1,088,927		Fresnillo plc	33,399
49,245		Frutarom Industries Ltd	617
25,627		Fuchs Petrolub AG.	1,795
45,572		Fuchs Petrolub AG. (Preference)	3,404
1,351,000	e	Fufeng Group Ltd	605
22,452		Fuji Seal International, Inc	454
18,700		Fujimi, Inc	333
14,400	*	Fujimori Kogyo Co Ltd	388
116,000	e	Furukawa-Sky Aluminum Corp	334
14,725,800	e	Fushan International Energy Group Ltd	5,527
94,127	e	FutureFuel Corp	1,114
10,974,800	*	G J Steel PCL	29
5,146,900	*	G Steel PCL	58
415,299	*	Gabriel Resources Ltd	985
360,042	*	Gammon Gold, Inc	2,964
148,413	*	Gem Diamonds Ltd	352
240,556	*,e	General Moly, Inc	965
631,620	e	Georgia Gulf Corp	26,073
67,600		Gerdau S.A.	509
1,019,302		Gerdau S.A. (Preference)	8,926
997,589	*,e	Gindalbie Metals Ltd	266
10,038		Givaudan S.A.	10,608
248,398	e	Glatfelter	4,342
764,900	*	Gleichen Resources Ltd	1,692
4,206,277	e	Glencore International AG.	24,299
222,355		Globe Specialty Metals, Inc	3,057
293,517		Gloria Material Technology Corp	241
433,000		Godo Steel Ltd	865
78,783		Godrej Industries Ltd	453
1,369,976		Gold Fields Ltd	17,006
191,147	*,e	Gold Reserve, Inc	633
104,295	e	Gold Resource Corp	1,607
1,192,806		Goldcorp, Inc	43,853
105,549	*,e	Golden Minerals Co	484
910,735	*,e	Golden Star Resources Ltd	1,676
432,138	*	Golden Star Resources Ltd (Toronto)	808
8,356,418		Goldsun Development & Construction Co Ltd	3,242
2,630		Goltas Cimento	93
2,305,000		Grand Pacific Petrochemical	1,222
1,216,619	e	Grange Resources Ltd	455
2,108,812	*	Graphic Packaging Holding Co	13,623
19,419	*	Grasim Industries Ltd	1,130
605,755	*	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	172
197,748	*,e	Great Southern Ltd	0	^
539,000		Greatview Aseptic Packaging Co	293
40,276		Greif, Inc (Class A)	1,792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

21,372,543	*	G-Resources Group Ltd	$1,017
666,464	*	Grupo Argos S.A.	7,921
146,413	*	Grupo Argos S.A.(Prf)	1,767
304,547	e	Grupo Empresarial Ence S.A.	864
6,175,349		Grupo Mexico S.A. de C.V. (Series B)	22,334
300,700	*,e	Grupo Simec SAB de C.V.	1,418
341,652	*,e	Gryphon Minerals Ltd	186
28,607	*	GSE Holding, Inc	177
26,092	*	Gubre Fabrikalari TAS	208
41,946		Gujarat Flourochemicals	256
118,398		Gujarat Mineral Development Corp Ltd	472
24,544	*	Gujarat Narmada Valley Fertilizers Co Ltd	38
488,901		Gujarat NRE Coke Ltd	182
177,545	*	Gujarat State Fertilisers & Chemicals Ltd	217
3,179,452	*,e,m	Gunns Ltd	264
1,584	*,m	Gunns Ltd (Forest)	35
433		Gurit Holding AG.	173
118,542	*	Guyana Goldfields, Inc	373
16,372		H&R WASAG AG.	256
187,014		H.B. Fuller Co	6,512
2,488	*	Hadera Paper Ltd	121
23,210		Han Kuk Carbon Co Ltd	159
7,020		Hanil Cement Manufacturing	319
12,080		Hansol Chemical Co Ltd	271
123,920		Hansol Paper Co	1,061
112,725		Hanwha Chemical Corp	1,952
61,667		Hanwha Corp	1,977
591,111		Harmony Gold Mining Co Ltd	5,220
92,024	*	Harry Winston Diamond Corp	1,293
32,852		Hawkins, Inc	1,269
68,436	e	Haynes International, Inc	3,550
436,203	*	Headwaters, Inc	3,734
1,056,159	e	Hecla Mining Co	6,157
50,417		HeidelbergCement AG.	3,085
65,759	e	Hexpol AB (Series B)	3,489
165,914		Highland Gold Mining Ltd	263
161,729	e	Hill & Smith Holdings plc	1,046
2,088,285		Hindalco Industries Ltd	5,048
255,791		Hitachi Chemical Co Ltd	3,856
319,329		Hitachi Metals Ltd	2,723
365,030	*	Ho Tung Chemical Corp	174
234,843	e	Hochschild Mining plc	1,861
50,275		Hoganas AB (Class B)	1,936
508,429	e	Hokuetsu Paper Mills Ltd	2,951
1,458,084		Holcim Ltd	107,395
76,298		Holmen AB (B Shares)	2,268
49,744		Honam Petrochemical Corp	11,589
150,309	*,e	Horsehead Holding Corp	1,535
49,000		Hsin Kuang Steel Co Ltd	36
2,928,000	e	Huabao International Holdings Ltd	1,466
615,800	*	Hubei Sanonda Co Ltd	245
38,250		Huchems Fine Chemical Corp	931

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

502,017		HudBay Minerals, Inc	$5,057
199,225		Huhtamaki Oyj	3,232
41,870	*	Hulamin Ltd	16
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	645
1,114,372		Huntsman Corp	17,719
30,854		Hyosung Corp	2,140
43,169		Hyundai Hysco	1,846
92,482		Hyundai Steel Co	7,676
566,073	e	IAMGOLD Corp	6,482
2,380,594	e	Iluka Resources Ltd	23,006
723,548		Imdex Ltd	1,296
50,932		Imerys S.A.	3,267
680,965	e	Impala Platinum Holdings Ltd	13,619
92,200	*	Imperial Metals Corp	1,122
418,990	*	Impexmetal S.A.	477
2,926,227		Incitec Pivot Ltd	9,977
263,904	e	Independence Group NL	1,301
244,893		India Cements Ltd	410
816,810	*	Indophil Resources NL	204
198,200		Indorama Ventures PCL (ADR)	165
1,618,178		Indorama Ventures PCL (Foreign)	1,336
16,000	*,e	Industrias CH SAB de C.V.	121
252,735	e	Industrias Penoles S.A. de C.V.	12,727
68,302		Inmet Mining Corp	5,082
421,020		Inner Mongolia Eerduosi Resourses Co Ltd	439
96,103		Innophos Holdings, Inc	4,469
88,249		Innospec, Inc	3,044
994,363	*,m	Integra Mining Ltd	516
122,937		International Flavors & Fragrances, Inc	8,180
2,300,151		International Paper Co	91,638
117,705	*,e	International Tower Hill Mines Ltd	258
536,118	*,e	Intrepid Mines Ltd	118
74,058		Intrepid Potash, Inc	1,577
1,354,000	*	IRC Ltd	208
670,000	*	Ishihara Sangyo Kaisha Ltd	531
1,404,147	*	Ispat Industries Ltd	265
313,072		Israel Chemicals Ltd	3,770
1,579		Israel Corp Ltd	1,039
5,220		ISU Chemical Co Ltd	107
224,611		Italcementi S.p.A.	1,261
250,632		Italcementi S.p.A. RNC	710
8,046	*	Italmobiliare S.p.A.	136
32,796	*	Italmobiliare S.p.A. RSP	346
223,213	*,e	Ivanhoe Australia Ltd	116
398,045	*	Ivanhoe Mines Ltd	3,041
42,897	*	Izmir Demir Celik Sanayi AS	95
1,573,017		James Hardie Industries NV	15,230
278,766		Jastrzebska Spolka Weglowa S.A.	8,357
351,045		JFE Holdings, Inc	6,616
2,035,000	e	Jiangxi Copper Co Ltd	5,482
99,092		Jindal Saw Ltd	234
469,967	*	Jindal Steel & Power Ltd	3,884

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

355,300	*	Jinshan Gold Mines, Inc	$1,218
113,526		Johnson Matthey plc	4,460
33,800		JSP Corp	468
405,927		JSR Corp	7,748
216,691		JSW Steel Ltd	3,234
503,989	*	Jupiter Mines Ltd	52
13,806		K&S AG.	641
2,571,394	*,b,e,m	Kagara Zinc Ltd	27
74,496	e	Kaiser Aluminum Corp	4,596
243,811		Kaneka Corp	1,234
317,837		Kansai Paint Co Ltd	3,425
227,644		Kapstone Paper and Packaging Corp	5,051
452,720		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	361
1,586,240		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	1,128
384		Kartonsan Karton Sanayi	51
949,600	*	Katanga Mining Ltd	573
302,706		Kazakhmys plc	3,912
229,600	*,e	Keegan Resources, Inc	912
181,001	e	Kemira Oyj	2,843
13,651	*	Kemrock Industries & Exports Ltd	21
384,838		KGHM Polska Miedz S.A.	23,774
734,400		Kian Joo Can Factory BHD	538
530,332	e	Kingsgate Consolidated Ltd	2,472
403,523		Kingsrose Mining Ltd	359
1,114,446		Kinross Gold Corp	10,823
1,038,500	*	Kinsteel BHD	102
89,638	*	Kirkland Lake Gold, Inc	527
13,620		KISCO Corp	359
12,588		KISWIRE Ltd	363
1,231,265		Klabin S.A.	7,691
340,087	*	KME Group S.p.A.	149
33,863	e	KMG Chemicals, Inc	595
54,000		Koatsu Gas Kogyo Co Ltd	287
2,630,998	*	Kobe Steel Ltd	3,362
8,750		Kolon Corp	145
28,334		Kolon Industries, Inc	1,698
437		Konya Cimento Sanayii	79
111,076		Koppers Holdings, Inc	4,238
18,748		Korea Kumho Petrochemical	2,320
3,109		Korea Petrochemical Ind Co Ltd	155
14,789		Korea Zinc Co Ltd	5,653
1,071,352		Koza Altin Isletmeleri AS	25,919
613,575	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,958
45,680	m	KP Chemical Corp	516
3,822		KPX Chemical Co Ltd	177
123,078	*	Kraton Polymers LLC	2,958
46,633	e	Kronos Worldwide, Inc	909
57,000	e	Krosaki Harima Corp	154
6,691		Kukdo Chemical Co Ltd	270
147,884		Kumba Iron Ore Ltd	10,006

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

54,000	e	Kumiai Chemical Industry Co Ltd	$302
646,039		Kuraray Co Ltd	8,469
352,000		Kureha CORP	1,280
109,000		Kurimoto Ltd	388
46,100		Kyoei Steel Ltd	879
480,920		Lafarge Malayan Cement BHD	1,513
714,513		Lafarge S.A.	46,138
495,100	*,e	Lake Shore Gold Corp	373
114,771	*,e	Landec Corp	1,089
922,766		Lanxess AG.	81,369
2,784,000		Lee & Man Paper Manufacturing Ltd	1,789
631,293		LEE Chang Yung Chem IND Corp	787
12,594		Lenzing AG.	1,132
1,426,000	*	Lepanto Consolidated Mining	38
76,337		LG Chem Ltd	23,859
12,979		LG Chem Ltd (Preference)	1,245
14,593		Linde AG.	2,553
110,000		Lingbao Gold Co Ltd	46
385,800		Lingui Development BHD	202
64,300		Lintec Corp	1,203
784,100		Lion Industries Corp BHD	254
761,000	*,e	LionGold Corp Ltd	682
28,854		Lock & Lock Co Ltd	631
158,045	*,e	London Mining plc	376
741,000	*	Long Chen Paper Co Ltd	207
553,259		Lonmin plc	2,618
655,892	*	Louisiana-Pacific Corp	12,672
135,407	*	LSB Industries, Inc	4,796
5,384,000	e	Lumena Resources Corp	1,196
726,781	*	Lundin Mining Corp	3,741
3,632,993	*,e	Lynas Corp Ltd	2,239
2,681,825		LyondellBasell Industries AF S.C.A	153,105
14,285	*	Madras Cements Ltd	64
61,469	*,e	MAG. Silver Corp	628
310,000		Magnesita Refratarios S.A.	1,249
4,905	*	Maharashtra Seamless Ltd	24
261,921		Major Drilling Group International	2,580
3,087		Managem	548
149,777		Mardin Cimento Sanayii	449
115,111	e	Martin Marietta Materials, Inc	10,853
14,375		Maruichi Steel Tube Ltd	331
4,342,227		Masisa S.A.	454
16,987	e	Mayr-Melnhof Karton AG.	1,813
840,687	*,e	McEwen Mining, Inc	3,220
786,376		MeadWestvaco Corp	25,062
121,624	e	Mechel Steel Group OAO (ADR)	843
191,255	e	Medusa Mining Ltd	1,090
2,964,930	*	Merafe Resources Ltd	241
128,342		Metals USA Holdings Corp	2,245
549,742	*,e	Metals X Ltd	84
319,200		Metalurgica Gerdau S.A.	3,570
214,600		Methanex Corp	6,835

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,943,190		Mexichem SAB de C.V.	$10,840
43,900	*	Midas Gold Corp	99
959,000	e	Midas Holdings Ltd	336
375,172	*,e	Midway Gold Corp	521
622,069	e	Mincor Resources NL	643
916,438	*,e	Minera Frisco SAB de C.V.	3,860
87,261	*	Mineral Deposits Ltd	358
138,544		Minerals Technologies, Inc	5,531
3,676,000	*,e	Minmetals Resources Ltd	1,558
15,698		Miquel y Costas & Miquel S.A.	425
1,244,492	*,e	Mirabela Nickel Ltd	638
1,969,613		Mitsubishi Chemical Holdings Corp	9,812
320,143		Mitsubishi Gas Chemical Co, Inc	1,964
1,241,172		Mitsubishi Materials Corp	4,243
400,000	*	Mitsubishi Paper Mills Ltd	400
196,000		Mitsubishi Steel Manufacturing Co Ltd	394
929,212		Mitsui Chemicals, Inc	2,422
692,000		Mitsui Mining & Smelting Co Ltd	1,708
286,500		Mitsui Mining Co Ltd	371
238,859		Mittal Steel South Africa Ltd	1,021
899,846	e	MMC Norilsk Nickel (ADR)	16,846
397,500	*	MMX Mineracao e Metalicos S.A.	864
20,185		MNTech Co Ltd	224
155,799	*,e	Molycorp, Inc	1,471
248,047		Mondi Ltd	2,710
806,501		Mondi plc	8,902
2,148	*	Monnet Ispat & Energy Ltd	11
3,530,471		Monsanto Co	334,159
53,400		Moorim P&P Co Ltd	190
1,473,037		Mosaic Co	83,418
952,545		Mount Gibson Iron Ltd	843
295,267		Mpact Ltd	693
262,570	*,e	M-real Oyj (B Shares)	774
134,319		Myers Industries, Inc	2,035
110,914	*	Mytilineos Holdings S.A.	660
531,194	*,m	Nagarjuna Fertilizers & Chemicals	77
33,830		Namhae Chemical Corp	243
1,068,163		Nampak Ltd	4,026
6,536,657		Nan Ya Plastics Corp	12,683
702,303		Nantex Industry Co Ltd	455
105,441	e	Neenah Paper, Inc	3,002
37,100		Neturen Co Ltd	245
514,641		Nevsun Resources Ltd	2,199
603,474	*	New Gold, Inc	6,680
30,300	*,e	New Japan Chemical Co Ltd	115
139,502	e	New World Resources plc (A Shares)	764
963,238		Newcrest Mining Ltd	22,533
93,855		NewMarket Corp	24,609
984,784		Newmont Mining Corp	45,733
167,200	*	NGEx Resources, Inc	572
1,440,500		Nickel Asia Corp	566
61,000	e	Nihon Nohyaku Co Ltd	324

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,874		Nihon Parkerizing Co Ltd	$876
116,000		Nihon Yamamura Glass Co Ltd	247
2,536,000	e	Nine Dragons Paper Holdings Ltd	2,356
115,000		Nippon Denko Co Ltd	345
188,000		Nippon Kayaku Co Ltd	2,072
679,000	*	Nippon Light Metal Holdings Co Ltd	808
395,523		Nippon Paint Co Ltd	3,402
119,353	e	Nippon Paper Group, Inc	1,658
417,000		Nippon Shokubai Co Ltd	4,271
355,000		Nippon Soda Co Ltd	1,634
6,984,351	*	Nippon Steel Corp	17,197
55,810		Nippon Synthetic Chemical Industry Co Ltd	406
116,000		Nippon Valqua Industries Ltd	294
245,900		Nissan Chemical Industries Ltd	2,911
254,900	*	Nisshin Steel Holdings Co Ltd	2,324
132,000		Nittetsu Mining Co Ltd	584
227,752		Nitto Denko Corp	11,216
366,921		NOF Corp	1,650
137,853		Noranda Aluminium Holding Corp	842
79,484	*	Norbord, Inc	2,412
95,802	*	Norddeutsche Affinerie AG.	6,854
124,244		Norsk Hydro ASA	631
155,822	*,e	North American Palladium Ltd	210
13,010,000	*	North Mining Shares Co Ltd	856
269,910	e	Northam Platinum Ltd	1,222
85,963	*,e	Northern Dynasty Minerals	272
205,853	*,e	Northern Iron Ltd	118
337,432		Northern Star Resources Ltd	438
642,830	*,e	Northland Resources S.A.	698
411,249	*,e	Novagold Resources, Inc	1,860
70,405		Novolipetsk Steel (GDR)	1,459
19,241	*	Novozymes AS	546
883,715	e	Nucor Corp	38,159
962,304	e	Nufarm Ltd	5,869
403,934	e	Nuplex Industries Ltd	1,062
345,929	e	Nyrstar	2,078
86,450	*	Nyrstar (Strip VVPR)	0	^
124,000	*	Ocean Plastics Co Ltd	109
323,500	*	OceanaGold Corp	927
2,472,752	e	OJI Paper Co Ltd	8,529
41,000		Okabe Co Ltd	267
94,000		Okamoto Industries, Inc	331
289,035		Olin Corp	6,240
34,267	e	Olympic Steel, Inc	759
171,651	*	OM Group, Inc	3,811
350,588	*,e	OM Holdings Ltd	93
80,314		Omnia Holdings Ltd	1,301
158,884	*	Omnova Solutions, Inc	1,114
4,688,335		OneSteel Ltd	4,569
142,800	*	Orbite Aluminae Inc	352
508,990		Orica Ltd	13,390
11,200	*	Orient Paper & Industries Ltd	16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,000		Oriental Union Chemical Corp	$36
9,710		Orissa Minerals Development Co Ltd	662
15,300		Osaka Steel Co Ltd	284
599,891	*	Osisko Mining Corp	4,825
1,303,126	*,e	Outokumpu Oyj	1,383
856,465	*	Owens-Illinois, Inc	18,217
247,936		Oxiana Ltd	1,761
188,507	e	Pacific Metals Co Ltd	893
14,800		Pack Corp	248
576,276		Packaging Corp of America	22,169
43,771		Palabora Mining Co Ltd	541
1,434,699	*,e	Pan African Resources plc	402
316,062		Pan American Silver Corp	5,923
929,087		Pan Australian Resources Ltd	3,304
73,981		Papeles y Cartones de Europa S.A.	199
128,081	*	Papillon Resources Ltd	229
475,270	*,e	Paramount Gold and Silver Corp	1,103
242,400	*	Paranapanema S.A.	587
330,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	1,143
657,763	*,e	Patagonia Gold plc	242
373,349	*	Perilya Ltd	134
577,688	*,e	Perseus Mining Ltd	1,277
200,669		Peter Hambro Mining plc	1,196
506,462	*	Petra Diamonds Ltd	926
479,678		PetroLogistics LP	6,495
4,007,900		Petronas Chemicals Group BHD	8,410
264,041	*,m	Pike River Coal Ltd	0	^
1,014,946		PolyOne Corp	20,725
7,560		Poongsan	167
29,410		Poongsan Corp	934
452,166		Portucel Empresa Produtora de Pasta e Papel S.A.	1,361
117,866		POSCO	38,612
48,800		POSCO M-Tech Co Ltd	550
8,651		POSCO Refractories & Environment Co Ltd	1,074
1,076,260		Potash Corp of Saskatchewan Toronto	43,799
625,427		PPC Ltd	2,523
1,081,981	e	PPG Industries, Inc	146,446
549,937		Praxair, Inc	60,191
172,000	*	Premier Gold Mines Ltd	726
349,300		Press Metal BHD	219
98,800	*	Pretium Resources, Inc	1,302
253,886	*	Primero Mining Corp	1,634
34,154		Prism Cement Ltd	31
5,126,000		PT Aneka Tambang Tbk	685
22,947,000	*	PT Darma Henwa Tbk	119
3,563,500		PT Holcim Indonesia Tbk	1,076
3,721,800		PT Indocement Tunggal Prakarsa Tbk	8,694
1,714,500		PT International Nickel Indonesia Tbk	421
8,368,500		PT Krakatau Steel Tbk	558
3,255,500	*	PT Polychem Indonesia Tbk	124
5,379,900		PT Semen Gresik Persero Tbk	8,887
4,181,000		PT Timah Tbk	672

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,358,987		PTT Global Chemical PCL	$7,771
46,621	e	Quaker Chemical Corp	2,511
424,638	*,e	Qualipak International Holdings Ltd	46
178,000	*	Queenston Mining, Inc	873
93,891		Rain Commodities Ltd	68
113,700	*,e	Rainy River Resources Ltd	568
17,540		Rallis India Ltd	48
37,501		Randgold Resources Ltd	3,710
98,361	e	Rautaruukki Oyj	778
37,284		Recticel S.A.	260
357,523	*	Regis Resources Ltd	1,919
403,486		Reliance Steel & Aluminum Co	25,056
261,767	e	Rengo Co Ltd	1,322
284,421	*,e	Resolute Forest Products	3,766
2,266,402	e	Resolute Mining Ltd	3,893
97,792	*,e	Revett Minerals, Inc	276
161,353	*,e	Rex Minerals Ltd	111
406,818	*	Rexam plc	2,911
62,602		RHI AG.	2,058
81,738	*	Rio Alto Mining Ltd	412
719,715		Rio Tinto Ltd	50,602
2,527,798		Rio Tinto plc	147,435
203,823	e	Rio Tinto plc (ADR)	11,840
267,077		Rock-Tenn Co (Class A)	18,671
221,326		Rockwood Holdings, Inc	10,947
709,200	*	Romarco Minerals, Inc	549
59,000		Rotam Global Agrosciences Ltd	152
247,034	*,m	Rovese S.A.	115
81,850	*	Royal Bafokeng Platinum Ltd	555
237,668		Royal Gold, Inc	19,325
214,728		RPC Group plc	1,391
177,342		RPM International, Inc	5,207
136,137	*	RTI International Metals, Inc	3,752
367,000	*,e	Rubicon Minerals Corp	941
22,013		Sa des Ciments Vicat	1,376
195,500	*	Sabina Gold & Silver Corp	521
7,659,040	*	Sahaviriya Steel Industries PCL	148
223,000		Sakai Chemical Industry Co Ltd	671
269,929		Sally Malay Mining Ltd	138
3,705		Salzgitter AG.	194
2,833		Sam Kwang Glass Ind Co Ltd	186
25,546		Samsung Fine Chemicals Co Ltd	1,465
142,758		San Fang Chemical Industry Co Ltd	118
414,800	*	San Gold Corp	329
226,365	*,e	Sandfire Resources NL	2,065
81,000		Sanyo Chemical Industries Ltd	481
139,000	*,e	Sanyo Special Steel Co Ltd	499
692,634	*	Sappi Ltd	2,539
495,267	*,e	Saracen Mineral Holdings Ltd	199
916,500		Sateri Holdings Ltd	210
344,200		Satipel Industrial S.A.	2,496
296,452		Schmolz + Bickenbach AG.	934

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

87,482		Schnitzer Steel Industries, Inc (Class A)	$2,653
157,269		Schweitzer-Mauduit International, Inc	6,138
105,642	e	Scotts Miracle-Gro Co (Class A)	4,654
57,095	*	Seabridge Gold, Inc	1,027
45,606		Seah Besteel Corp	1,227
2,498		SeAH Holdings Corp	193
11,468		SeAH Steel Corp	998
5,597,745		Sealed Air Corp	98,017
911,000		Sekisui Plastics Co Ltd	2,291
376,320	e	SEMAFO, Inc	1,294
126,421		Semapa-Sociedade de Investimento e Gestao	949
173,013		Sensient Technologies Corp	6,152
21,208	*	Sequana S.A.	232
506,802		Sesa Goa Ltd	1,834
17,000		Sesoda Corp	20
380,990	e	Severstal (GDR)	4,734
303,000		Shandong Chenming Paper Holdings Ltd	118
303,100		Shandong Chenming Paper Holdings Ltd (Class B)	129
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	72
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	110
201,000		Sheng Yu Steel Co Ltd	128
557,446		Sherritt International Corp	3,222
514,361		Sherwin-Williams Co	79,119
218,000	*	Shihlin Paper Corp	360
11,529	*	Shine Co Ltd	107
475,227		Shin-Etsu Chemical Co Ltd	29,003
103,400		Shin-Etsu Polymer Co Ltd	394
1,855,032		Shinkong Synthetic Fibers Corp	624
259,000		Shiny Chemical Industrial Co Ltd	366
3,738,000	*,e	Shougang Concord International Enterprises Co Ltd	221
1,041,660	e	Showa Denko KK	1,592
6,800		Siam Cement PCL	98
113,800		Siam Cement PCL (ADR)	1,642
487,800		Siam Cement PCL (Foreign)	7,471
173,711		Sigma-Aldrich Corp	12,782
481,000		Sijia Group Co	95
602		Sika AG.	1,392
150,620		Silgan Holdings, Inc	6,264
210,324	*,e	Silver Lake Resources Ltd	733
96,542	*,e	Silver Standard Resources, Inc	1,439
659,327	e	Silver Wheaton Corp	23,769
395,889	e	Silvercorp Metals, Inc	2,030
108,611	e	Sims Group Ltd	1,073
1,642,000		Sinochem Hong Kong Holding Ltd	407
283,627	*,e	Sino-Forest Corp	3
1,116,000		Sinon Corp	543
7,861,400	e	Sinopec Shanghai Petrochemical Co Ltd	2,843
1,366,171	*,e	Sirius Minerals plc	594
37,792		SK Chemicals Co Ltd	2,120
24,767		SKC Co Ltd	983
523,080		Smurfit Kappa Group plc	6,249
202,154		Sociedad Quimica y Minera de Chile S.A. (ADR)	11,652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

175,906		Sociedad Quimica y Minera de Chile S.A. (Class B)	$10,109
2,826		Societe Internationale de Plantations d’Heveas S.A.	231
9,872		SODIFF Advanced Materials Co Ltd	355
522,478		Solar Applied Materials Technology Co	640
17,007	*	Solvay S.A.	2,475
15,770		Songwon Industrial Co Ltd	177
201,443		Sonoco Products Co	5,989
259,351	*	South Valley Cement	179
385,000		Southeast Cement Co Ltd	188
1,811,071	e	Southern Copper Corp (NY)	68,567
117,465	*	Spartech Corp	1,065
188,137	e	Ssab Svenskt Stal AB (Series A)	1,658
272,828		Ssab Svenskt Stal AB (Series B)	2,041
44,540	*	Ssangyong Cement Industrial Co Ltd	240
1,320,666	*,e	St Barbara Ltd	2,014
17,200		ST Corp	184
336,667		Steel Dynamics, Inc	4,622
34,500		Stella Chemifa Corp	679
59,486	e	Stepan Co	3,304
2,663,445		Sterlite Industries India Ltd	5,696
451,450	*,e	Stillwater Mining Co	5,770
5,034		STO AG.	744
1,102,606	e	Stora Enso Oyj (R Shares)	7,718
87,300		STP & I PCL	180
782,221		Sumitomo Bakelite Co Ltd	3,276
1,080,948		Sumitomo Chemical Co Ltd	3,407
599,000		Sumitomo Light Metal Industries Ltd	586
983,009		Sumitomo Metal Mining Co Ltd	13,876
848,193		Sumitomo Osaka Cement Co Ltd	3,089
119,000		Sumitomo Seika Chemicals Co Ltd	444
20,612	e	Sumitomo Titanium Corp	461
280,827	*,e	SunCoke Energy, Inc	4,378
3,011,979	*	Sundance Resources Ltd	1,179
13,211	*	Supreme Industries Ltd	71
165,829		Symrise AG.	5,958
246,866		Syngenta AG.	99,730
1,331,987		Synthos S.A.	2,354
1,178,200		TA Chen Stainless Pipe	621
1,235		Taekwang Industrial Co Ltd	1,095
193,157	*,e	Tahoe Resources, Inc	3,539
115,000	*	Tahoe Resources, Inc (Toronto)	2,104
2,553,264		Taiheiyo Cement Corp	7,020
5,991,988		Taiwan Cement Corp	8,074
1,058,500		Taiwan Fertilizer Co Ltd	2,781
309,345		Taiwan Hon Chuan Enterprise Co Ltd	681
155,000		Taiwan Prosperity Chemical Corp	215
175,960		Taiwan Pulp & Paper Corp	55
1,234,000	*	Taiwan Styrene Monomer	327
19,700		Taiyo Ink Manufacturing Co Ltd	557
178,560		Taiyo Nippon Sanso Corp	1,027
130,000		Takasago International Corp	697
102,000		Takiron Co Ltd	355

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

521,124	*,e	Talvivaara Mining Co plc	$858
152,000	*	Tang Eng Iron Works Co Ltd	168
192,429	*,e	Tanzanian Royalty Exploration Corp	840
298,278	*	Taseko Mines Ltd	909
399,099		Tata Steel Ltd	3,159
2,370,800	*	Tata Steel Thailand PCL	85
13,231		Technosemichem Co Ltd	582
536,475	e	Teck Cominco Ltd	19,497
7,929,412		Teijin Ltd	19,747
68,163		Ten Cate NV	1,798
36,800		Tenma Corp	394
20,000		Ternium S.A. (ADR)	471
54,544		Tessenderlo Chemie NV	1,802
82,269	*,e	Texas Industries, Inc	4,197
214,881	*,e	Thompson Creek Metals Co, Inc (Toronto)	890
211,000		Thye Ming Industrial Co Ltd	222
65,848	*	ThyssenKrupp AG.	1,555
3,442,000		Tiangong International Co Ltd	837
2,193,202	*,e	Tiger Resources Ltd	685
71,302		Tikkurila Oy	1,393
422,036	*	Timmins Gold Corp	1,269
78,069	*	Titan Cement Co S.A.	1,451
249,000		Toagosei Co Ltd	977
136,000	e	Toda Kogyo Corp	626
34,900	e	Toho Titanium Co Ltd	347
169,000		Toho Zinc Co Ltd	742
574,000		Tokai Carbon Co Ltd	2,415
1,543,000	e	Tokuyama Corp	3,403
124,300		Tokyo Ohka Kogyo Co Ltd	2,458
152,796	e	Tokyo Rope Manufacturing Co Ltd	236
135,200		Tokyo Steel Manufacturing Co Ltd	662
1,317,750		Ton Yi Industrial Corp	772
18,613	*	Tong Yang Major Corp	14
434,594		Topy Industries Ltd	1,034
701,534		Toray Industries, Inc	4,310
975,000		Tosoh Corp	2,346
535,000		Toyo Ink Manufacturing Co Ltd	2,299
195,000		Toyo Kohan Co Ltd	698
176,244		Toyo Seikan Kaisha Ltd	2,375
1,555,500		TPI Polene PCL	721
107,948	e	Tredegar Corp	2,204
249,351		Troy Resources NL	947
877,035		TSRC Corp	1,789
122,685	*,e	Tubacex S.A.	323
127,313	e	Tubos Reunidos S.A.	305
1,031,676		Tung Ho Steel Enterprise Corp	1,059
1,765,359	*	UBE Industries Ltd	4,241
206,764		Uflex Ltd	369
22,156	*,e	UFP Technologies, Inc	397
100,041		Ultra Tech Cement Ltd	3,655
374,219		Umicore	20,722
34,600		Uniao de Industrias Petroquimicas S.A.	7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,791		Unid Co Ltd	$351
110,000	*	Unipetrol	1,013
273,970	*	United Phosphorus Ltd	655
8,325	*	United States Lime & Minerals, Inc	392
366,088	e	United States Steel Corp	8,739
619,000		Universal Cement Corp	342
24,538	*,e	Universal Stainless & Alloy	902
896,625		UPC Technology Corp	506
751,655		UPM-Kymmene Oyj	8,843
398,364	*	Uralkali (GDR)	15,437
198,209	*,e	US Antimony Corp	349
57,884	e	US Silica Holdings Inc	968
48,850	*	Usha Martin Ltd	29
2,021,987		USI Corp	1,627
438,462		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	2,741
2,685,394		Vale S.A.	55,452
3,277,676		Vale S.A. (Preference)	65,425
515,939		Valspar Corp	32,195
595,666	*	Vanguarda Agro S.A. (ADR)	116
124,175	e	Vedanta Resources plc	2,397
472		Vetropack Holding AG.	870
266,720	*	Victrex plc	7,109
1,048,300		Vinythai PCL	618
124,807	*	Viohalco S.A.	646
201,585	*,e	Vista Gold Corp	544
24,600	e	Voestalpine AG.	904
1,128,833		Volcan Cia Minera S.A.	1,145
433,831	e	Vulcan Materials Co	22,581
18,538	e	Wacker Chemie AG.	1,219
1,656,307		Walter Energy, Inc	59,428
163,323	e	Wausau Paper Corp	1,414
177,248		Welspun-Gujarat Stahl Ltd	348
17,052	*	West African Minerals Corp	17
2,818,000	e	West China Cement Ltd	574
70,862		West Fraser Timber Co Ltd	4,990
144,782	e	Western Areas NL	683
52,907	*	Western Desert Resources Ltd	40
137,029	e	Westlake Chemical Corp	10,866
22,210	*,e	WHX Corp	335
1,975,000	e	Winsway Coking Coal Holding Ltd	338
269,332		Worthington Industries, Inc	7,000
854,782	*	WR Grace & Co	57,467
262,500		WTK Holdings BHD	85
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	253
670,000		Xiwang Special Steel Co Ltd	113
2,884,793		Xstrata plc	50,356
605,754		Yamana Gold, Inc	10,420
8,811		Yamato Kogyo Co Ltd	258
797,361		Yara International ASA	39,755
757,000		Yeun Chyang Industrial Co Ltd	453
1,895,670		Yieh Phui Enterprise	623
1,934,400	e	Yingde Gases	1,983

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

322,000	e	Yip’s Chemical Holdings Ltd	$230
291,000		Yodogawa Steel Works Ltd	998
42,970		Youlchon Chemical Co Ltd	326
852,000		Youyuan International Holdings Ltd	220
2,829,285		Yuen Foong Yu Paper Manufacturing Co Ltd	1,376
74,650	*	Yukon-Nevada Gold Corp	131
350,178		Yule Catto & Co plc	1,070
59,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	119
14,731	*	Zaklady Azotowe Pulawy S.A.	659
24,100	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	422
431,512		Zeon Corp	3,742
99,885		Zep, Inc	1,442
1,796,177		Zhaojin Mining Industry Co Ltd	2,875
71,454		Zignago Vetro S.p.A.	428
8,265,900	e	Zijin Mining Group Co Ltd	3,328
97,371	*,e	Zoltek Cos, Inc	755
1,206	*	Zuari Holdings Ltd	6

		TOTAL MATERIALS	7,204,096

MEDIA - 3.3%
1,152,959		Aegis Group plc	4,433
89,560		Agora S.A.	300
228,360		Aimia, Inc	3,414
146,171	*	AMC Networks, Inc	7,235
103,936		Antena 3 de Television S.A.	539
575,901	e	APN News & Media Ltd	152
123,734		Arbitron, Inc	5,776
170,172	*	Arnoldo Mondadori Editore S.p.A.	252
5,931	*,e	Artprice.com	244
32,400		Asatsu-DK, Inc	773
93,300		Astral Media, Inc	4,336
37,959		Avex Group Holdings, Inc	766
102,204		Axel Springer AG.	4,375
9,630	e	Beasley Broadcasting Group, Inc	47
2,279,700		BEC World PCL (Foreign)	5,313
331,120		Belo (A.H.) Corp (Class A)	2,540
5,309,100		Benpres Holdings Corp	814
149,603		Borussia Dortmund GmbH & Co KGaA	538
6,802,826		British Sky Broadcasting plc	85,800
494,486		Cablevision Systems Corp (Class A)	7,388
59,456		Cairo Communication S.p.A.	194
120,997		Canal Plus	793
116,286	*,e	Carmike Cinemas, Inc	1,744
3,968,876		CBS Corp (Class B)	151,016
71,000	*,e	Central European Media Enterprises Ltd (Class A)	416
158,636	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	972
175,937	*	Charter Communications, Inc	13,413
59,670		Cheil Communications, Inc	1,204
78,978		Chime Communications plc	296
290,219		Cinemark Holdings, Inc	7,540
156,096	e	Cineplex Galaxy Income Fund	4,995

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

188,104		Cineworld Group plc	$798
14,500		CJ CGV Co Ltd	437
25,844	*	CJ E&M Corp	644
88,625		Clear Channel Outdoor Holdings, Inc (Class A)	622
19,382		Cogeco Cable, Inc	741
17,067,794		Comcast Corp (Class A)	637,994
6,400	*,e	COOKPAD, Inc	186
105,678	e	Corus Entertainment, Inc	2,611
133,813	*,e	Crown Media Holdings, Inc (Class A)	248
46,545		CTS Eventim AG.	1,640
205,961	*,e	Cumulus Media, Inc (Class A)	550
622	e	CyberAgent, Inc	1,278
315,898	*	Cyfrowy Polsat S.A.	1,675
83,870		Daekyo Co Ltd	497
48,100		Daiichikosho Co Ltd	1,115
3,674	*,e	Daily Journal Corp	340
685,455	*	Daily Mail & General Trust	6,198
4,722,098	*	DEN Networks Ltd	17,091
160,742		Dentsu, Inc	4,306
96,808	*,e	Digital Generation, Inc	1,051
2,604,454	*	DIRECTV	130,639
651,130	*	Discovery Communications, Inc (Class A)	41,334
182,830	*,e	Discovery Communications, Inc (Class C)	10,696
5,244,593		DISH Network Corp (Class A)	190,903
772,072	*	Dogan Yayin Holding	340
132,576	*,e	DreamWorks Animation SKG, Inc (Class A)	2,197
87,694	*,e	Entercom Communications Corp (Class A)	612
209,232	e	Entravision Communications Corp (Class A)	347
21,981	*	Eros International Media Ltd	83
74,636	*	Euromoney Institutional Investor plc	1,058
270,035		Eutelsat Communications	8,981
111,439	*	EW Scripps Co (Class A)	1,205
1,157		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	26
34,598	e	Fisher Communications, Inc	934
4,013		Fuji Television Network, Inc	6,065
126,000	e	Gakken Co Ltd	325
815	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	18
1,366,276		Gannett Co, Inc	24,607
200,925	e	Gestevision Telecinco S.A.	1,365
27,660		GFK AG.	1,409
64,485	*,e	Global Sources Ltd	418
5,523,827	e	Grupo Televisa S.A.	29,165
323,250		Gruppo Editoriale L’Espresso S.p.A.	378
44,636		Hakuhodo DY Holdings, Inc	2,888
218,596		Harte-Hanks, Inc	1,290
8,909	*	Hathway Cables and Datacom Pvt Ltd	47
593,980		Havas S.A.	3,269
242,999	*	Hurriyet Gazetecilik AS	126
32,450	*	Hyundai Hy Communications & Network Co	131
2,968,178	*	IBN18 Broadcast Ltd	1,789
920,264		Informa plc	6,784
5,127,752		Interpublic Group of Cos, Inc	56,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

80,278		IPSOS	$2,997
8,480,018		ITV plc	14,711
12,757		Jagran Prakashan Ltd	25
1,183,180		JC Decaux S.A.	28,241
2,747,283	e	John Fairfax Holdings Ltd	1,468
95,572		John Wiley & Sons, Inc (Class A)	3,721
188,511	*	Journal Communications, Inc (Class A)	1,020
1,524		Jupiter Telecommunications Co	1,898
97,559	*	Juventus Football Club S.p.A.	27
297,770		Kabel Deutschland Holding AG.	22,412
18,981	e	Kadokawa Holdings, Inc	507
9,845		Kinepolis	1,065
27,180	*	KT Skylife Co Ltd	855
9,337		Lagardere S.C.A.	314
109,610	*,e	Lamar Advertising Co (Class A)	4,247
993,277	*	Liberty Global, Inc (Class A)	62,567
375,226	*	Liberty Interactive LLC	43,530
145,631	*	Lin TV Corp (Class A)	1,097
301,106	*,e	Lions Gate Entertainment Corp	4,938
601,702	*,e	Live Nation, Inc	5,602
155,201		M6-Metropole Television	2,440
159,980	*	Madison Square Garden, Inc	7,095
283,300		Major Cineplex Group PCL	177
107,177	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	263
193,419	*,e	McClatchy Co (Class A)	632
801,252		McGraw-Hill Cos, Inc	43,804
454,600		MCOT PCL	700
98,588	e	MDC Partners, Inc	1,114
1,202,800		Media Chinese International Ltd	443
77	*,e	Media General, Inc (Class A)	0	^
2,522,000		Media Prima BHD	1,930
902,414		Mediaset S.p.A.	1,875
128,147	e	Meredith Corp	4,415
55,069		Modern Times Group AB (B Shares)	1,930
71,614	e	Morningstar, Inc	4,500
647,569		Naspers Ltd (N Shares)	41,827
291,541		National CineMedia, Inc	4,119
161,717		Navneet Publications India	192
594,817	*,e	New York Times Co (Class A)	5,074
4,540,569		News Corp (Class A)	115,966
44,539	*	Nexstar Broadcasting Group, Inc (Class A)	472
1,000,692		Omnicom Group, Inc	49,995
830,000		Oriental Press Group	95
69,460		Outdoor Channel Holdings, Inc	528
465,742	*,e	PagesJaunes Groupe S.A.	1,159
254,199	*,e	Pandora Media, Inc	2,334
1,339,672		Pearson plc	26,112
3,070,000	e	Phoenix Satellite Television Holdings Ltd	1,013
1,076,000		Pico Far East Holdings Ltd	321
512,930	*	Premiere AG.	2,845
365,953	*,e	Promotora de Informaciones S.A.	115
393,685		ProSiebenSat.1 Media AG.	11,214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

11,600		Proto Corp	$200
33,655,000		PT Bhakti Investama Tbk	1,892
2,383,100		PT Global MediaCom Tbk	596
215,500		PT Media Nusantara Citra Tbk	56
52,101,600	*	PT MNC Sky Vision Tbk	12,975
418,536	*	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,641
4,746,000		PT Surya Citra Media Tbk	1,108
163,553		Publicis Groupe S.A.	9,840
90,036		Quebecor, Inc	3,500
213,601	*,e	RCS MediaGroup S.p.A.	354
117,283	e	REA Group Ltd	2,199
35,717	*,e	ReachLocal, Inc	461
67,137	*	Reading International, Inc	403
2,900,680	*	Reed Elsevier NV	43,010
7,923,367		Reed Elsevier plc	83,652
957,733	e	Regal Entertainment Group (Class A)	13,360
37,716	*	Rentrak Corp	735
226,468		Rightmove plc	5,324
13,926	e	Saga Communications, Inc	648
24,038		Salem Communications	131
96,021	e	Sanoma-WSOY Oyj	944
59,900		Saraiva S.A. Livreiros Editores	759
44,910		SBS Media Holdings Co Ltd	363
111,593		Schibsted ASA	4,772
118,051		Scholastic Corp	3,490
794,139		Scripps Networks Interactive (Class A)	45,997
120,114		SES Global S.A.	3,459
663,872	e	Shaw Communications, Inc (B Shares)	15,244
99,000	e	Shochiku Co Ltd	1,019
8,141	*	Shutterstock, Inc	212
175,367		Sinclair Broadcast Group, Inc (Class A)	2,213
264,038	e	Singapore Press Holdings Ltd	874
540,000		SinoMedia Holding Ltd	251
9,881,184	e	Sirius XM Radio, Inc	28,557
756,189	e	Sky Network Television Ltd	3,062
4,956	*	Sky Perfect Jsat Corp	2,070
15,502	*	SM Entertainment Co	661
2,680,000	*	SMI Corp Ltd	63
139,667		Societe Television Francaise 1	1,643
746,024		Southern Cross Media Group	825
358,062	*	Stroer Out-of-Home Media AG.	3,147
613,718	e	STW Communications Group Ltd	707
47,000		T4F Entretenimento S.A.	180
709,670	*,e	Telecom Italia Media S.p.A.	143
833,947		Television Broadcasts Ltd	6,270
2,082,630	e	Ten Network Holdings Ltd	626
69,807	*	Tera Resource Co Ltd	91
882,028	e	Thomson Corp	25,632
359,536	e	Thomson Corp (Toronto)	10,403
1,580,083	e	Time Warner Cable, Inc	153,568
3,113,920		Time Warner, Inc	148,939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

211,000		Toei Animation Co Ltd	$5,004
415,885		Toei Co Ltd	2,164
82,917	e	Toho Co Ltd	1,459
22,600		Tohokushinsha Film Corp	169
159,700		Tokyo Broadcasting System, Inc	1,684
47,637		TV Asahi Corp	662
1,765,300	e	TV Azteca S.A. de C.V.	1,158
17,800		TV Tokyo Corp	191
344,386		TVN S.A.	1,105
365,908		United Business Media Ltd	4,327
143,246	*,e	Usen Corp	203
142,713	*,e	Valassis Communications, Inc	3,679
8,329	e	Value Line, Inc	75
3,501,152		Viacom, Inc (Class B)	184,651
1,485,065	e	Virgin Media, Inc	54,576
4,882,400	*	Viva China Holdings Ltd	251
4,114,000		VODone Ltd	402
9,254,848		Walt Disney Co	460,799
5,548	e	Washington Post Co (Class B)	2,026
1,628,729		West Australian Newspapers Holdings Ltd	2,794
171,329		Wolters Kluwer NV	3,519
29,600		Woongjin Thinkbig Co Ltd	182
115,438	e	World Wrestling Entertainment, Inc (Class A)	911
3,253,686		WPP plc	47,534
4,998		YG Entertainment, Inc	288
1,097,517		ZEE Telefilms Ltd	4,458
83,600		Zenrin Co Ltd	1,086

		TOTAL MEDIA	3,493,144

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
6,800	*	3-D Matrix Ltd	325
18,156	*,e	AB Science S.A.	434
423,488		Abcam plc	2,650
27,840	*	Ablynx NV	215
225,792	*,e	Achillion Pharmaceuticals, Inc	1,811
228,615	*	Acorda Therapeutics, Inc	5,683
193,705	e	Acrux Ltd	583
180,469		Actelion Ltd	8,636
52,150	*,e	Active Biotech AB	441
20,264	*,e	Acura Pharmaceuticals, Inc	45
496,915		Adcock Ingram Holdings Ltd	3,165
87,000	*	Adimmune Corp	108
90,394	*,e	Aegerion Pharmaceuticals, Inc	2,295
168,435	*	Affymax, Inc	3,200
548,974	*,e	Affymetrix, Inc	1,740
130,372	*,e	Agenus, Inc	535
1,489,290		Agilent Technologies, Inc	60,972
470,539	*,e	Akorn, Inc	6,286
1,434,772	*,e	Alexion Pharmaceuticals, Inc	134,596
44,527	e	Algeta ASA	1,247
9,265		ALK-Abello AS	638
847,696	*,e	Alkermes plc	15,699

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,899,001		Allergan, Inc	$174,195
168,075	*,e	Alnylam Pharmaceuticals, Inc	3,067
154,508	*,e	AMAG Pharmaceuticals, Inc	2,273
4,256,094		Amgen, Inc	367,386
100,807	*,e	Amicus Therapeutics, Inc	270
76,413	*,e	Ampio Pharmaceuticals, Inc	274
52,639	*,e	Anacor Pharmaceuticals, Inc	274
443,586		Apex Biotechnology Corp	1,150
999,660	*,e	Arena Pharmaceuticals, Inc	9,017
736,322	*	Ariad Pharmaceuticals, Inc	14,123
251,653	*,e	Arqule, Inc	702
330,088	*	Array Biopharma, Inc	1,228
51,000		ASKA Pharmaceutical Co Ltd	278
529,116		Aspen Pharmacare Holdings Ltd	10,594
627,439		Astellas Pharma, Inc	28,211
547,850	*	Astex Pharmaceuticals	1,594
425,044		AstraZeneca plc	20,143
687,336	e	AstraZeneca plc (ADR)	32,490
209,884	*	Aurobindo Pharma Ltd	731
287,480	*	Auxilium Pharmaceuticals, Inc	5,327
466,613	*,e	AVANIR Pharmaceuticals, Inc	1,227
159,403	*,e	AVEO Pharmaceuticals, Inc	1,283
8,005	*	Basilea Pharmaceutica	390
30,332	*	Bavarian Nordic AS	267
3,775,100		Bayer AG.	360,000
39,039	*,e	BG Medicine, Inc	90
124,711		Biocon Ltd	653
181,812	*,e	BioCryst Pharmaceuticals, Inc	258
150,813	*,e	BioDelivery Sciences International, Inc	650
32,074		Biogaia AB (B Shares)	865
1,217,544	*	Biogen Idec, Inc	178,577
768,067	*	BioMarin Pharmaceuticals, Inc	37,827
57,321	*	Bio-Rad Laboratories, Inc (Class A)	6,022
20,307	*,e	Biospecifics Technologies Corp	304
17,687	e	Biota Pharmaceuticals, Inc	71
6,511		Biotest AG. (Preference)	424
385,090	*	Biotie Therapies Oyj	208
105,079	*,e	Biotime, Inc	330
8,731,910	*	Bioton S.A.	282
373,590	*	Biovail Corp (Toronto)	22,287
8,128,386	*	Biovitrum AB	45,999
11,996		Boiron S.A.	414
3,669,898		Bristol-Myers Squibb Co	119,602
228,273	*	Bruker BioSciences Corp	3,486
537,062	*	BTG plc	2,939
33,570		Bukwang Pharmaceutical Co Ltd	444
211,617	*,e	Cadence Pharmaceuticals, Inc	1,014
275,102	*	Cambrex Corp	3,131
2,395,716	*	Celgene Corp	188,591
247,512	*,e	Celldex Therapeutics, Inc	1,661
12,283	*	Celltrion Pharm Inc	197
165,432		Celltrion, Inc	4,040

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,868	*,e	Cempra, Inc	$57
239,402	*,e	Cepheid, Inc	8,094
1,050,000	*	CGN Mining Co Ltd	118
197,012	*	Charles River Laboratories International, Inc	7,382
11,193	*,e	ChemoCentryx, Inc	122
67,000		China Chemical & Pharmaceutical Co Ltd	48
357,000	e	China Medical System Holdings Ltd	279
1,252,000	*,e	China Pharmaceutical Group Ltd	366
450,000	e	China Shineway Pharmaceutical Group Ltd	770
38,500		Chong Kun Dang Pharm Corp	1,334
7,961		Choongwae Pharma Corp	106
222,783		Chugai Pharmaceutical Co Ltd	4,269
794,539		Cipla Ltd	6,046
508,587		Cipla Medpro South Africa Ltd	539
6,858,340		CK Life Sciences International Holdings, Inc	627
33,517	*	Clal Biotechnology Industries Ltd	82
35,477	*	Clavis Pharma ASA	50
63,030	*,e	Clovis Oncology, Inc	1,008
16,600		CMIC Co Ltd	234
118,213	*,e	Codexis, Inc	261
143,774	*,e	Corcept Therapeutics, Inc	206
55,768	*	Cornerstone Therapeutics, Inc	264
78,617	*,e	Coronado Biosciences, Inc	355
111,746	*,e	Covance, Inc	6,456
923,006	e	CSL Ltd	52,110
13,119	*	CTC BIO, Inc	268
239,704	*,e	Cubist Pharmaceuticals, Inc	10,082
47,320	*,e	Cumberland Pharmaceuticals, Inc	199
309,019	*,e	Curis, Inc	1,060
189,445	*,e	Cytori Therapeutics, Inc	534
24,542		Daewoong Pharmaceutical Co Ltd	1,097
716,178		Daiichi Sankyo Co Ltd	10,995
310,725		Dainippon Sumitomo Pharma Co Ltd	3,733
832,000		Dawnrays Pharmaceutical Holdings Ltd	176
570,585	*,e	Dendreon Corp	3,013
198,792	*,e	Depomed, Inc	1,231
163,975	*,e	Discovery Laboratories, Inc	346
2,052		Divi S Laboratories Ltd	41
18,655		Dong-A Pharmaceutical Co Ltd	1,899
173,747		Dr Reddy’s Laboratories Ltd	5,837
4,600	*,e	Durata Therapeutics, Inc	35
363,793	*	Dyax Corp	1,266
492,496	*,e	Dynavax Technologies Corp	1,409
12,229	*	Egis Gyogyszergyar Rt	976
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	107
301,163	*	Eisai Co Ltd	12,571
57,729	*	Elan Corp plc	592
83,918	*	Elan Corp plc (ADR)	857
3,181,474	e	Eli Lilly & Co	156,910
152,050	*	Emergent Biosolutions, Inc	2,439
268,381	*	Endo Pharmaceuticals Holdings, Inc	7,050

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

122,456	*,e	Endocyte, Inc	$1,100
5,745	*,e	Enzo Biochem, Inc	15
165,494	e	Enzon Pharmaceuticals, Inc	733
133	e	EPS Co Ltd	342
21,723		Eurofins Scientific	3,534
128,488	*,e	Evolutec Group plc	184
134,852	*	Evotec AG.	472
225,317	*,e	Exact Sciences Corp	2,386
644,805	*,e	Exelixis, Inc	2,947
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	240
346,044		FAES FARMA S.A.	762
11,152	*	FDC Ltd	19
85,869	*	Fluidigm Corp	1,229
840,562	*	Forest Laboratories, Inc	29,689
23,000	*	Fuji Pharma Co Ltd	371
29,582	*,e	Furiex Pharmaceuticals Inc	570
144,000		Fuso Pharmaceutical Industries Ltd	524
27,178	*,e	Galapagos NV	572
52,839	*	Genmab AS	729
103,423	*,e	Genomic Health, Inc	2,819
5,525,600	*,e	Genomma Lab Internacional S.A. de C.V.	11,366
114,969		Genus plc	2,615
468,860	*,e	Geron Corp	661
87,957		Gerresheimer AG.	4,674
4,758,109	*	Gilead Sciences, Inc	349,483
4,354,747		GlaxoSmithKline plc	94,813
19,200	*	Golf Trust Of America, Inc	149
6,768		Green Cross Corp	877
12,000		Green Cross Holdings Corp	173
384,343	*	Grifols S.A.	13,440
98,717	*,e	GTx, Inc	415
300,269	*,e	Halozyme Therapeutics, Inc	2,015
25,910	*	Han All Pharmarceutical Co	211
3,490		Handok Pharmaceuticals Co Ltd	65
6,486	*	Hanmi Pharm Co Ltd	729
92,970	*	Harvard Bioscience, Inc	407
12,945		Haw Par Corp Ltd	72
166,589		Hikma Pharmaceuticals plc	2,077
58,031		Hisamitsu Pharmaceutical Co, Inc	2,888
75,921	e	Hi-Tech Pharmacal Co, Inc	2,656
313,071	*,e	Horizon Pharma, Inc	729
220,402	*	Hospira, Inc	6,885
4,808,000	e	Hua Han Bio-Pharmaceutical Holdings Ltd	1,464
332,003	*,e	Idenix Pharmaceuticals, Inc	1,610
3,900		Il Dong Pharmaceutical Co Ltd	44
762,543	*,e	Illumina, Inc	42,390
2,924		Ilsung Pharmaceuticals Co Ltd	231
18,415	*	Ilyang Pharmaceutical Co Ltd	472
236,504	*,e	ImmunoCellular Therapeutics Ltd	454
305,867	*,e	Immunogen, Inc	3,900
265,789	*,e	Immunomedics, Inc	776
237,925	*	Impax Laboratories, Inc	4,875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

249,465	*,e	Incyte Corp	$4,144
93,385	*,e	Infinity Pharmaceuticals, Inc	3,268
68,637	*	Innocell Corp	256
10,226	*,e	Intercept Pharmaceuticals, Inc	350
256,197	*,e	InterMune, Inc	2,483
17,937		Ipca Laboratories Ltd	170
40,698		Ipsen	1,223
268,599	*,e	Ironwood Pharmaceuticals, Inc	2,979
363,344	*,e	Isis Pharmaceuticals, Inc	3,801
380,605	*,e	Jazz Pharmaceuticals plc	20,248
12,900		JCR Pharmaceuticals Co Ltd	191
10,950		Jeil Pharmaceutical Co	130
10,798,034	e	Johnson & Johnson	756,942
206,521		Kaken Pharmaceutical Co Ltd	3,038
243,417	*,e	Keryx Biopharmaceuticals, Inc	638
59,097		Kissei Pharmaceutical Co Ltd	1,088
3,984	*	Kolon Life Science, Inc	308
56,785	*	Komipharm International Co Ltd	427
236,130		Kwang Dong Pharmaceutical Co Ltd	1,340
120,636		Kyorin Co Ltd	2,339
605,187		Kyowa Hakko Kogyo Co Ltd	5,970
10,649	*,e	KYTHERA Biopharmaceuticals, Inc	323
71,099	e	Laboratorios Almirall S.A.	702
25,509	e	Laboratorios Farmaceuticos Rovi S.A	179
57,640	*,e	Lannett Co, Inc	286
743,018	*,e	Lexicon Pharmaceuticals, Inc	1,649
18,990	*	LG Life Sciences Ltd	801
398,585	*	Life Technologies Corp	19,563
68,300	*	Ligand Pharmaceuticals, Inc (Class B)	1,417
1,524,000	e	Lijun International Pharmaceutical Holding Ltd	456
189,300		Livzon Pharmaceutical, Inc	683
354,409		Lonza Group AG.	19,204
157,795	*	Luminex Corp	2,645
443,823	*	Lupin Ltd	5,012
407,166	*,e	MannKind Corp	941
106,550	*,e	MAP Pharmaceuticals, Inc	1,674
110,264		Maxygen, Inc	271
490,453	e	Meda AB (A Shares)	5,056
258,296	*	Medicines Co	6,191
75,000	*	Medigen Biotechnology Corp	403
8,205	*	Medipost Co Ltd	622
1,276,423	*	Medivation, Inc	65,302
28,097	*,e	Medivir AB	298
9,136		Medy-Tox, Inc	732
10,835,103		Merck & Co, Inc	443,589
198,669		Merck KGaA	26,184
1,270	*	Merck Ltd	15
56,234	*,e	Merrimack Pharmaceuticals, Inc	342
150,375	*,e	Mesoblast Ltd	841
98,984	*,e	Mettler-Toledo International, Inc	19,134
81,516		Mochida Pharmaceutical Co Ltd	1,001
267,789	*,e	Momenta Pharmaceuticals, Inc	3,155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

29,508	*	Morphosys AG.	$1,144
22,167,242	*,a	MPM Bioventures II	4,846
2,401,443	*	Mylan Laboratories, Inc	65,992
123,060	*	Myriad Genetics, Inc	3,353
404,952	*,e	Nektar Therapeutics	3,001
257,727	*,e	Neurocrine Biosciences, Inc	1,928
58,578	*,e	NewLink Genetics Corp	732
33,100		Nichi-iko Pharmaceutical Co Ltd	641
229,000		Nippon Shinyaku Co Ltd	2,584
44,982	*,e	Novacea, Inc	200
2,642,482		Novartis AG.	166,934
119,500		Novartis AG. (ADR)	7,564
1,554		Novartis India Ltd	19
392,655	*,e	Novavax, Inc	742
488,563		Novo Nordisk AS (Class B)	79,556
311,745	*	NPS Pharmaceuticals, Inc	2,837
143,302	*	Obagi Medical Products, Inc	1,947
114,403	*,e	Omeros Corp	594
47,328	*,e	OncoGenex Pharmaceutical, Inc	621
164	*	OncoTherapy Science, Inc	249
191,642	*,e	Oncothyreon, Inc	368
104,295		Ono Pharmaceutical Co Ltd	5,328
196,898	*	Onyx Pharmaceuticals, Inc	14,872
367,668	*,e	Opko Health, Inc	1,768
165,113	*,e	Optimer Pharmaceuticals, Inc	1,494
335,002		Orchid Chemicals & Pharmaceuticals Ltd	623
334,947	*,e	Orexigen Therapeutics, Inc	1,765
168,089	e	Orion Oyj (Class B)	4,949
57,476	*,e	Osiris Therapeutics, Inc	516
732,254		Otsuka Holdings KK	20,629
243,627	*,e	Pacific Biosciences of California, Inc	414
66,774	*,e	Pacira Pharmaceuticals, Inc	1,167
152,145	e	Pain Therapeutics, Inc	412
19,800	*	Paladin Labs, Inc	830
276,904	*	Parexel International Corp	8,194
716,044	e	PDL BioPharma, Inc	5,048
1,787,794		PerkinElmer, Inc	56,745
512,251		Perrigo Co	53,289
44,059,992		Pfizer, Inc	1,105,025
295,520	*,e	Pharmacyclics, Inc	17,111
317,591	*,e	Pharmaxis Ltd	410
33,190	*	Pharmicell Co Ltd	159
35,706	*,e	Pharmstandard (GDR)	599
227,865	*	Phytohealth Corp	393
118,228		Piramal Healthcare Ltd	1,126
142,689	*	Pozen, Inc	715
128,906	*,e	Progenics Pharmaceuticals, Inc	384
384,771		Pronova BioPharma AS	855
3,452	*,e	Prothena Corp plc	25
36,807,000		PT Kalbe Farma Tbk	4,056
36,555	*	Qiagen N.V.	664
604,035	*,e	Qiagen N.V. (NASDAQ)	10,963

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

215,774	e	Questcor Pharmaceuticals, Inc	$5,765
187,542	*	Ranbaxy Laboratories Ltd	1,734
201,176	*,e	Raptor Pharmaceutical Corp	1,177
198,002		Recordati S.p.A.	1,810
212,767	*	Regeneron Pharmaceuticals, Inc	36,398
3,400	*,e	Regulus Therapeutics, Inc	21
112,283	*,e	Repligen Corp	706
55,148	*,e	Repros Therapeutics, Inc	869
283,192	*	Rigel Pharmaceuticals, Inc	1,841
80,430	*	RNL BIO Co Ltd	255
1,244,852		Roche Holding AG.	251,686
106,000		Rohto Pharmaceutical Co Ltd	1,234
35,995	*,e	Sagent Pharmaceuticals	579
154,973	*	Salix Pharmaceuticals Ltd	6,273
193,271	*,e	Sangamo Biosciences, Inc	1,162
3,002,508		Sanofi-Aventis	284,727
459,345	*,e	Santarus, Inc	5,044
71,869		Santen Pharmaceutical Co Ltd	2,761
17,200	e	Sawai Pharmaceutical Co Ltd	1,725
4,722		Schweizerhall Holding AG.	569
319,285	*,e	Sciclone Pharmaceuticals, Inc	1,376
325,000		Scinopharm Taiwan Ltd	786
335,349	*,e	Seattle Genetics, Inc	7,780
6,696	*	Seegene, Inc	481
146,000		Seikagaku Corp	1,558
409,001	*,e	Sequenom, Inc	1,930
360,000	e	Shandong Luoxin Pharmacy Stock Co Ltd	383
581,747		Shionogi & Co Ltd	9,694
810,225		Shire Ltd	24,923
28,000	e	Shire plc (ADR)	2,581
5,426		Siegfried Holding AG.	678
133,602	*,e	SIGA Technologies, Inc	350
3,787,000	e	Sihuan Pharmaceutical Holdings	1,681
5,080,000	e	Sino Biopharmaceutical	2,450
4,254,176	*,a	Skyline Venture Fund II Ltd	246
976,029	*	Skyline Venture Fund III Ltd	67
137	*	Sosei Group	331
228,347	e	Spectrum Pharmaceuticals, Inc	2,555
71,783		Stada Arzneimittel AG.	2,323
5,318		Stallergenes	302
457,100		Standard Chemical & Pharma	430
273,260	*,e	Starpharma Holdings Ltd	375
105,306		Strides Arcolab Ltd	2,129
52,702	*,e	Sucampo Pharmaceuticals, Inc (Class A)	258
127,373	*	Sun Pharmaceutical Industries Ltd	317
775,387		Sun Pharmaceuticals Industries Ltd	10,488
93,356	*,e	Sunesis Pharmaceuticals, Inc	392
8,932	*,e	Supernus Pharmaceuticals, Inc	64
39,092	*	Synageva BioPharma Corp	1,810
189,407	*,e	Synergy Pharmaceuticals, Inc	996
122,285	*,e	Synta Pharmaceuticals Corp	1,103
62,700		Taisho Pharmaceutical Holdings Co Ltd	4,306

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

46,400	e	Takara Bio, Inc	$388
1,025,675		Takeda Pharmaceutical Co Ltd	45,843
378,500		Tanabe Seiyaku Co Ltd	4,936
158,541	*	Targacept, Inc	694
14,937		Tecan Group AG.	1,243
111,538		Techne Corp	7,622
10,100	*,e	TESARO, Inc	171
425,263		Teva Pharmaceutical Industries Ltd	15,803
3,324,608		Teva Pharmaceutical Industries Ltd (ADR)	124,141
216,279	*,e	Theravance, Inc	4,817
1,451,353		Thermo Electron Corp	92,567
244,659	*,e	Threshold Pharmaceuticals, Inc	1,030
55,146	*	ThromboGenics NV	3,061
472,000	e	Tong Ren Tang Technologies Co Ltd	1,049
25,400		Torii Pharmaceutical Co Ltd	565
3,100		Torrent Pharmaceuticals Ltd	41
9,900		Towa Pharmaceutical Co Ltd	519
22,411	*,e	Transgene S.A.	239
141,674	*,e	Trius Therapeutics, Inc	677
106,433		Tsumura & Co	3,218
180,139		TTY Biopharm Co Ltd	700
622,834		UCB S.A.	35,681
6,460	*	Unichem Laboratories Ltd	22
1,553,500		United Laboratories Ltd	754
75,470	*	United Therapeutics Corp	4,032
463,879	*,e	Vanda Pharmaceuticals, Inc	1,716
445,681	*,e	Vectura Group plc	608
80,700	*,e	Ventrus Biosciences, Inc	174
14,648	*,e	Verastem, Inc	129
804,142	*	Vertex Pharmaceuticals, Inc	33,726
272,991	*,e	Vical, Inc	794
8,965		Virbac S.A.	1,773
12,806	*	ViroMed Co Ltd	320
315,196	*	Viropharma, Inc	7,174
362,579	*,e	Vivus, Inc	4,866
2,267,793		Warner Chilcott plc	27,304
270,659	*	Waters Corp	23,580
1,248,525	*	Watson Pharmaceuticals, Inc	107,373
1,054,000		Winteam Pharmaceutical Group Ltd	218
178,178	*	Xenoport, Inc	1,384
340,839	*,e	XOMA Corp	816
11,227		Yuhan Corp	1,814
214,410	*	Yungjin Pharmaceutical Co Ltd	326
170,000		YungShin Global Holding Corp	239
352,675	*,e	Zeltia S.A.	572
23,000		Zeria Pharmaceutical Co Ltd	382
232,351	*,e	ZIOPHARM Oncology, Inc	967
134,991	*,e	Zogenix, Inc	180

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,191,034

REAL ESTATE - 3.6%
356,341	e	Abacus Property Group	803

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

164,056		Acadia Realty Trust	$4,115
326	*	Activia Properties Inc	2,044
128,366		Acucap Properties Ltd	689
6,678	*	Advance Residence Investment Corp	13,688
26,855		Aeon Mall Co Ltd	661
104,295	*	Africa Israel Investments Ltd	209
14,138	*	Africa Israel Properties Ltd	133
129,067		AG Mortgage Investment Trust	3,030
2,094,000	e	Agile Property Holdings Ltd	3,006
57,662		Agree Realty Corp	1,545
544,104		AIMS AMP Capital Industrial REIT	667
59,965	*	Airport City Ltd	286
52,700		Airport Facilities Co Ltd	246
39,438		Akmerkez Gayrimenkul Yatirim Ortakligi AS	496
173,214	*	Alexander & Baldwin, Inc	5,087
7,753		Alexander’s, Inc	2,565
128,577		Alexandria Real Estate Equities, Inc	8,913
350,684		Aliansce Shopping Centers S.A.	4,189
1,944,980	e	Allan Gray Property Trust	1,925
13,011,693		Allco Commercial Real Estate Investment Trust	14,152
99,317		Allied Properties Real Estate Investment Trust	3,295
19,487		Allreal Holding AG.	3,006
169,187		Alony Hetz Properties & Investments Ltd	1,070
5,797	*	AL-ROV Israel Ltd	143
6,102	*	Alrov Properties and Lodgings Ltd	117
363,269		Alstria Office REIT-AG.	4,436
3,747,200		Amata Corp PCL (Foreign)	1,998
3,762,676		Amer Group Holding	379
169,754		American Assets Trust,Inc	4,741
340,587		American Campus Communities, Inc	15,711
1,319,071		American Capital Agency Corp	38,174
164,468		American Capital Mortgage, Inc	3,877
633,444		American Realty Capital Trust, Inc	7,316
2,687,817		American Tower Corp	207,688
73,016		Amot Investments Ltd	186
1,787,506		AMP NZ Office Trust	1,466
27,489		AmREIT, Inc (Class B)	471
123,541	*	Anant Raj Industries Ltd	204
14,511		ANF Immobilier	465
2,858,666		Annaly Capital Management, Inc	40,136
488,107		Anworth Mortgage Asset Corp	2,821
231,057		Apartment Investment & Management Co (Class A)	6,252
159,452		Apollo Commercial Real Estate Finance, Inc	2,588
25,068		Ares Commercial Real Estate Corp	412
1,099,160		ARMOUR Residential REIT, Inc	7,112
160,351		Artis Real Estate Investment Trust	2,521
640,000		Ascendas Hospitality Trust	494
719,000	e	Ascendas India Trust	441
3,456,619	e	Ascendas Real Estate Investment Trust	6,764
838,586	e	Ascott Residence Trust	937
191,993		Ashford Hospitality Trust, Inc	2,018

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,182,600		Asian Property Development PCL (Foreign)	$331
782,112		Aspen Group	183
240,126		Associated Estates Realty Corp	3,871
439,315		Atrium European Real Estate Ltd	2,580
616,788		Australand Property Group	2,189
58,254	*	AV Homes, Inc	828
652,490		AvalonBay Communities, Inc	88,471
9,350,923		Ayala Land, Inc	6,044
133,833	e	Babcock & Brown Japan Property Trust	407
9,897,400		Bangkokland PCL	400
1,434		Bayside Land Corp	293
22,152	*	Befimmo SCA Sicafi	1,433
2,768,000		Beijing Capital Land Ltd	1,167
706,000		Beijing North Star Co	195
4,690,950	*	Belle Corp	556
1,301,413		Beni Stabili S.p.A.	767
215,187	*	Big Yellow Group plc	1,215
198,604		BioMed Realty Trust, Inc	3,839
659	*	BLife Investment Corp	5,156
74,431		Boardwalk Real Estate Investment Trust	4,829
788,241		Boston Properties, Inc	83,404
900,256		BR Malls Participacoes S.A.	11,880
890,811		BR Properties S.A.	11,094
185,517		Brandywine Realty Trust	2,261
272,100		Brasil Brokers Participacoes S.A.	904
105,692		BRE Properties, Inc (Class A)	5,372
1,049,295	*	British Land Co plc	9,694
560,578	e	Brookfield Asset Management, Inc	20,536
5,938	*	Brookfield Multiplex Group	513
45,000	e	Brookfield Office Properties, Inc	765
850,092	e	Brookfield Office Properties, Inc (Toronto)	14,494
956,263		Bunnings Warehouse Property Trust	2,153
12,923,188	e	C C Land Holdings Ltd	4,640
97,732		CA Immobilien Anlagen AG.	1,357
789,000		Cache Logistics Trust	805
82,575		Calloway Real Estate Investment Trust	2,403
1,234,614	e	Cambridge Industrial Trust	687
329,801		Camden Property Trust	22,496
131,575		Campus Crest Communities, Inc	1,613
79,891		Canadian Apartment Properties REIT	2,000
47,356		Canadian Real Estate Investment Trust	2,064
343,400	e	CapitaCommercial Trust	477
1,321,871		Capital & Counties Properties	5,244
320,572		Capital Lease Funding, Inc	1,786
2,886,534		Capital Property Fund	3,643
1,527,404		CapitaLand Ltd	4,702
339,197		CapitaMall Trust	596
1,007,480		CapitaMalls Asia Ltd	1,623
602,100		CapitaMalls Malaysia Trust	354
880,000	e	CapitaRetail China Trust	1,191
335,931		Capstead Mortgage Corp	3,853
248,367	*	Castellum AB	3,540

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,022,000		Cathay Real Estate Development Co Ltd	$1,959
340,954		CBL & Associates Properties, Inc	7,232
941,388	*	CBRE Group, Inc	18,734
861,000	e	CDL Hospitality Trusts	1,331
222,161		Cedar Shopping Centers, Inc	1,173
1,367,000		Central China Real Estate Ltd	488
427,600		Central Pattana PCL (Foreign)	1,145
2,575	*,m	Centro Properties Group	0	^
912,774		Centro Retail Australia (REIT)	2,161
43,442,977		Century Properties Group, Inc	1,566
1,536,185		CFS Gandel Retail Trust	3,073
953,000		CH Karnchang PCL	419
273,972		Challenger Diversified Property Group	708
4,136,636	e	Champion Real Estate Investment Trust	1,990
308,539		Charter Hall Group	1,057
90,300		Chartwell Seniors Housing Real Estate Investment Trust	987
48,860		Chatham Lodging Trust	751
225,674		Chesapeake Lodging Trust	4,712
5,810,126		Cheuk Nang Holdings Ltd	4,532
1,301,607		Cheung Kong Holdings Ltd	20,252
6,174,204		Chimera Investment Corp	16,115
1,300,000	e	China Aoyuan Property Group Ltd	248
9,385,021	*,e	China New Town Development Co Ltd	477
7,651,900	e	China Overseas Land & Investment Ltd	23,265
652,000	*	China Properties Group Ltd	208
3,187,900	e	China Resources Land Ltd	8,833
2,311,000	e	China SCE Property Holdings Ltd	569
6,556,000	e	China South City Holdings Ltd	1,001
2,149,078		China Vanke Co Ltd	3,466
335,500		Chinese Estates Holdings Ltd	570
573,080		Chong Hong Construction Co	1,682
140,619		City Developments Ltd	1,504
283,141		Citycon Oyj	962
20,197		Cofinimmo	2,398
26,001	*	Colonia Real Estate AG.	158
320,688		Colonial Properties Trust	6,853
231,200		Colony Financial, Inc	4,508
81,098		Cominar Real Estate Investment Trust	1,840
6,697,147		Commonwealth Property Office Fund	7,135
19,520	e	Consolidated-Tomoka Land Co	605
91,624	*,e	Conwert Immobilien Invest AG.	1,182
133,401		Coresite Realty	3,690
13,713		Corio NV	629
192,700		Corp Inmobiliaria Vesta SAB de C.V.	327
118,933		Corporate Office Properties Trust	2,971
17,400,282		Country Garden Holdings Co Ltd	9,296
344,416		Cousins Properties, Inc	2,876
2,463	e	Crescendo Investment Corp	1,639
274,401		CreXus Investment Corp	3,361
24,000		Crombie Real Estate Investment Trust	356
6,858,943		CSI Properties Ltd	281
675,162		CubeSmart	9,837

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

621,403		CYS Investments, Inc	$7,339
1,574	e	DA Office Investment Corp	5,455
59,800		Daibiru Corp	556
415,000		Daikyo, Inc	1,136
2,295,900		Daiman Development BHD	1,359
120,265		Daito Trust Construction Co Ltd	11,366
746,879		Daiwa House Industry Co Ltd	12,841
2,799,075		DB RREEF Trust	2,973
1,000,414		DCT Industrial Trust, Inc	6,493
872,223		DDR Corp	13,659
409,483		Delta Corp Ltd	554
159,256		Derwent London plc	5,512
112,837		Deutsche Euroshop AG.	4,736
176,310		Deutsche Wohnen AG.	3,273
966,358		DiamondRock Hospitality Co	8,697
70,414		DIC Asset AG.	682
328,901		Digital Realty Trust, Inc	22,329
9,086,458		DLF Ltd	38,741
186,225		Douglas Emmett, Inc	4,339
50,821		Douja Promotion Groupe Addoha S.A.	379
507,459		Duke Realty Corp	7,038
24,500		Dundee International Real Estate Investment Trust	269
56,394		Dundee Real Estate Investment Trust	2,122
220,478		DuPont Fabros Technology, Inc	5,327
195,054		Dynex Capital, Inc	1,841
1,169,800		Eastern & Oriental BHD	597
146,868		EastGroup Properties, Inc	7,903
420,669		Education Realty Trust, Inc	4,476
871,524		Emira Property Fund	1,499
2,906,796		Emlak Konut Gayrimenkul Yatiri	5,114
2,730,666		Emperor International Holdings	763
171,431		Entertainment Properties Trust	7,905
208,298		Equity Lifestyle Properties, Inc	14,016
185,531		Equity One, Inc	3,898
641,688		Equity Residential	36,364
57,282		Essex Property Trust, Inc	8,400
24,341		Eurobank Properties Real Estate Investment Co	157
49,434		Eurocommercial Properties NV	1,987
7,764,700	e	Evergrande Real Estate Group	4,380
114,673		Excel Trust, Inc	1,453
808,119		Extra Space Storage, Inc	29,407
168,865	e	Fabege AB	1,712
3,804,000		Fantasia Holdings Group Co Ltd	640
942,000	*	Far East Hospitality Trust	775
384,700		Farglory Land Development Co Ltd	696
105,274	*	Fastighets AB Balder	607
155,385		Federal Realty Investment Trust	16,163
489,512	*	FelCor Lodging Trust, Inc	2,286
823,600		Fibra Uno Administracion S.A. de C.V.	2,485
3,000,000		Filinvest Development Corp	361
27,839,000		Filinvest Land, Inc	1,011
116,380	e	First Capital Realty, Inc	2,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

490,440	*	First Industrial Realty Trust, Inc	$6,905
181,906		First Potomac Realty Trust	2,248
1,071,000		First Real Estate Investment Trust	933
41,410	*,e	FirstService Corp	1,169
319,176	e	FKP Property Group	381
2,408		Fonciere Des Regions	203
937,852	*,e	Forest City Enterprises, Inc (Class A)	15,146
157,302	*,e	Forestar Real Estate Group, Inc	2,726
299,278		Franklin Street Properties Corp	3,684
5,985,600	e	Franshion Properties China Ltd	2,182
1,279,000	e	Frasers Centrepoint Trust	2,101
607	*	Frontier Real Estate Investment Corp	5,293
123	*	Fukuoka REIT Corp	938
109,949	*	GAGFAH S.A.	1,291
222,859		Gazit Globe Ltd	2,919
14,926		Gazit, Inc	366
2,030		Gecina S.A.	230
2,094,224		General Growth Properties, Inc	41,570
69,900	*	General Shopping Brasil S.A.	364
87,995		Getty Realty Corp	1,589
36,625		Gladstone Commercial Corp	657
749,342		Glimcher Realty Trust	8,310
1,676,929		Global Logistic Properties	3,878
500		Global One Real Estate Investment Corp	2,979
4,153,000	*	Global-Estate Resorts, Inc	198
196,993	*	Globe Trade Centre S.A.	633
4,030,000	*,e	Glorious Property Holdings Ltd	776
9,000	*	GLP J-Reit	6,877
121,358		Gold Wheaton Gold Corp (GDR)	514
28,980		Goldcrest Co Ltd	493
1,145,943	e	Goodman Property Trust	956
146,726		Government Properties Income Trust	3,517
780,118		GPT Group (ASE)	3,003
618,775	*	Grainger plc	1,200
148,357	*	Gramercy Capital Corp	436
83,149	*	Granite Real Estate, Inc	3,156
611,627		Great Eagle Holdings Ltd	2,054
959,632	*	Great Portland Estates plc	7,716
210,400	*	Greattown Holdings Ltd	93
1,256,500	e	Greentown China Holdings Ltd	2,350
2,266,678		Growthpoint Properties Ltd	6,559
157,100		GSW Immobilien AG.	6,656
19,455,500	e	Guangzhou Investment Co Ltd	6,254
4,088,536	e	Guangzhou R&F Properties Co Ltd	6,929
4,440		Gyrodyne Co of America, Inc	320
1,198,000		GZI Real Estate Investment Trust	573
139,214		H&R Real Estate Investment Trust	3,373
42,939		Hamborner AG.	424
2,137,952		Hammerson plc	17,144
44,000	e	Hang Lung Group Ltd	253
10,851,071	e	Hang Lung Properties Ltd	43,669
81		Hankyu Reit, Inc	387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,337,837		Hansteen Holdings plc	$1,756
230,561		Hatteras Financial Corp	5,720
1,133,370		HCP, Inc	51,206
714,263		Health Care REIT, Inc	43,777
363,115		Healthcare Realty Trust, Inc	8,718
138,300		Heiwa Real Estate Co Ltd	1,893
155,498		Helical Bar plc	582
14,816		Heliopolis Housing	54
4,403,800		Hemaraj Land and Development PCL	436
1,171,455	e	Henderson Land Development Co Ltd	8,387
734,076		Hersha Hospitality Trust	3,670
1,059,200		Highwealth Construction Corp	2,001
260,822		Highwoods Properties, Inc	8,724
1,334,400		HKR International Ltd	689
831,000	e	Ho Bee Investment Ltd	1,311
76,669		Home Properties, Inc	4,701
290,000		Hongkong Land Holdings Ltd	2,048
1,246,000	*,e	Hopson Development Holdings Ltd	2,016
295,013		Hospitality Properties Trust	6,909
2,073,912		Host Marriott Corp	32,498
676,870	*	Housing Development & Infrastruture Ltd	1,398
94,000	*	Howard Hughes Corp	6,864
107,784		HRPT Properties Trust	1,707
358,235		Huaku Development Co Ltd	877
525,000		Huang Hsiang Construction Co	1,342
149,277		Hudson Pacific Properties	3,144
257,172		Hufvudstaden AB (Series A)	3,257
908,362		Hung Poo Real Estate Development Corp	944
553,000		Hung Sheng Construction Co Ltd	320
150,879		Hyprop Investments Ltd	1,299
544,090		Hysan Development Co Ltd	2,646
15,063		Icade	1,345
3,247	*	Ichigo Real Estate Investment Corp	1,764
1,402,790		IGB Corp BHD	1,059
116,600		Iguatemi Empresa de Shopping Centers S.A.	1,551
20,000	e	Iida Home Max	237
1,452,000		IJM Land BHD	1,145
358,628		Immobiliare Grande Distribuzione	391
180,585	e	IMMOFINANZ Immobilien Anlagen AG.	760
418,741	*	Indiabulls Real Estate Ltd	582
308	e	Industrial & Infrastructure Fund Investment Corp	2,303
122,941		Industrial Buildings Corp	149
1,567,478	e	ING Office Fund	4,869
326,214		Inland Real Estate Corp	2,734
61,400		InnVest Real Estate Investment Trust	255
2,046		Intershop Holdings	725
9,356		Intervest Offices	248
441,732		Invesco Mortgage Capital, Inc	8,707
479,860		Investors Real Estate Trust	4,189
869,162		Is Gayrimenkul Yatirim Ortakligi AS	735
301,373	*	iStar Financial, Inc	2,456
181,317	*,e	IVG Immobilien AG.	463

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

732		Japan Excellent, Inc	$4,115
5,552	*	Japan Hotel REIT Investment Corp	1,536
199	*	Japan Logistics Fund Inc	1,731
1,043	e	Japan Prime Realty Investment Corp	3,014
238	*	Japan Real Estate Investment Corp	2,345
1,751		Japan Rental Housing Investments, Inc	1,149
2,976	*	Japan Retail Fund Investment Corp	5,471
13,858	*	JAVELIN Mortgage Investment Corp	265
17,724		Jerusalem Economy Ltd	91
9,761	*	Jerusalem Oil Exploration	195
307,000		JHSF Participacoes S.A.	1,291
972,050		Jiangsu Future Land Co Ltd	829
1,052		Joint Reit Investment Corp	4,822
263,345		Jones Lang LaSalle, Inc	22,105
3,062,204		K Wah International Holdings Ltd	1,498
3,020,000	*,e	Kaisa Group Holdings Ltd	954
228,480		KEE TAI Properties Co Ltd	159
4,015		Kenedix Realty Investment Corp	13,997
12,897	*	Kenedix, Inc	3,099
164,408	e	Kennedy-Wilson Holdings, Inc	2,298
2,213,546	e	Keppel Land Ltd	7,414
1,806,140	e	Kerry Properties Ltd	9,489
66,230	e	Killam Properties, Inc	832
132,641		Kilroy Realty Corp	6,283
1,574,585		Kimco Realty Corp	30,421
109,000		Kindom Construction Co	80
476,280		King’s Town Construction Co Ltd	525
195,286		Kite Realty Group Trust	1,092
1,206,814	e	Kiwi Income Property Trust	1,151
1,749,878		KLCC Property Holdings BHD	3,605
54,445		Klepierre	2,176
223,988		Klovern AB	885
4,116		Klovern AB (Pref)	87
110,636	*	Korea Real Estate Investment Trust Co	137
3,149,130		Kowloon Development Co Ltd	3,797
1,086,799		K-REIT Asia	1,159
174,801	e	Kungsleden AB	960
470,000		Kuoyang Construction Co Ltd	267
6,605,000		KWG Property Holding Ltd	5,072
74,846,000		Lai Fung Holdings Ltd	2,014
11,088,250	*,e	Lai Sun Development	442
213,304		Land Securities Group plc	2,846
404,907		LaSalle Hotel Properties	10,281
39,110	*	LC Corp S.A.	15
967,383	e	Lend Lease Corp Ltd	9,447
186,011	*,e	Leopalace21 Corp	772
465,888		Lexington Corporate Properties Trust	4,869
119,522		Liberty International plc	688
135,607		Liberty Property Trust	4,851
2,919,910		Link Real Estate Investment Trust	14,623
2,015,000	e	Lippo-Mapletree Indonesia Retail Trust	812
650,727	e	London & Stamford Property plc	1,145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

945,000	*	Long Bon International Co Ltd	$947
2,162,000	e	Longfor Properties Co Ltd	4,299
1,782,000		LPN Development PCL	1,072
63,700		LPS Brasil Consultoria de Imoveis S.A.	1,176
227,178		LTC Properties, Inc	7,994
313,625		Macerich Co	18,284
504,429		Mack-Cali Realty Corp	13,171
341,415		Macquarie CountryWide Trust	1,339
846,424		Macquarie Goodman Group	3,857
2,444,590	e	Macquarie MEAG Prime REIT	1,578
1,390,000		Mah Sing Group BHD	941
1,000	*	Mainstreet Equity Corp	33
35,779	*,e,m	Mapeley Ltd	8
2,632,000	e	Mapletree Commercial Trust	2,631
3,019,016		Mapletree Industrial Trust	3,371
1,846,523	e	Mapletree Logistics Trust	1,738
612,494		Medical Properties Trust, Inc	7,325
14,884	*	Medinet Nasr Housing	55
57,768,800		Megaworld Corp	3,910
19,346		Melisron Ltd	349
42,916	e	Mercialys S.A	975
338,350		Metric Property Investments plc	558
1,282,905		MFA Mortgage Investments, Inc	10,404
958	e	MID Reit, Inc	2,269
144,805		Mid-America Apartment Communities, Inc	9,376
1,792,929		Midland Holdings Ltd	866
2,744,000		Minmetals Land Ltd	460
2,306,877		Mirvac Group	3,590
234,920		Mission West Properties, Inc	2,140
1,043,837		Mitsubishi Estate Co Ltd	24,990
1,296,322		Mitsui Fudosan Co Ltd	31,712
14,120		Mobimo Holding AG.	3,379
206,012		Monmouth Real Estate Investment Corp (Class A)	2,134
37,721		Morguard Real Estate Investment Trust	693
511		Mori Hills REIT Investment Corp	2,743
249		Mori Trust Sogo Reit, Inc	2,100
198,116		Multiplan Empreendimentos Imobiliarios S.A.	5,825
383,600		Naim Holdings BHD	222
117,033		National Health Investors, Inc	6,616
439,805		National Retail Properties, Inc	13,722
1,718,000	*,e	Neo-China Land Group Holdings Ltd	405
4,856,666		New World China Land Ltd	2,356
8,258,587	e	New World Development Ltd	13,075
177,365		New York Mortgage Trust, Inc	1,121
59,935	e	Nieuwe Steen Investments NV	484
222		Nippon Accommodations Fund, Inc	1,543
171	*,e	Nippon Building Fund, Inc	1,769
38,234	*	Nitsba Holdings 1995 Ltd	329
201,629		Nomura Real Estate Holdings, Inc	3,856
248		Nomura Real Estate Office Fund, Inc	1,429
337		Nomura Real Estate Residential Fund, Inc	1,867
18,469		Northern Property Real Estate Investment Trust	574

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

642,566		NorthStar Realty Finance Corp	$4,524
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	247
535,190		Norwegian Property ASA	829
171,391		NRDC Acquisition Corp	2,204
4,768		NTT Urban Development Corp	4,625
473,351		Omega Healthcare Investors, Inc	11,289
54,393		One Liberty Properties, Inc	1,104
107,558	*	Orco Property Group	350
788	*	Orix JREIT, Inc	3,886
825,654	*	Palm Hills Developments SAE	317
140,920		Paramount Corp BHD	70
789,000	e	Parkway Life Real Estate Investment Trust	1,389
64,540		Parkway Properties, Inc	903
1,502,723		Parque Arauco S.A	3,721
358,802	*	Parsvnath Developers Ltd	255
41,793	*	Patrizia Immobilien AG.	359
496,500		Pavilion Real Estate Investment Trust	226
369,637		PAZ Corp S.A.	265
258,511		Pebblebrook Hotel Trust	5,972
221,795		Pennsylvania Real Estate Investment Trust	3,912
287,965		Pennymac Mortgage Investment Trust	7,283
2,098,000	e	Perennial China Retail Trust	976
889,133	*	Phoenix Mills Ltd	4,169
226,372		Piedmont Office Realty Trust, Inc	4,086
341,998		Plum Creek Timber Co, Inc	15,174
3,092,000	*	Poly Hong Kong Investment Ltd	2,475
7,091,160		Polytec Asset Holdings Ltd	984
293,621		Post Properties, Inc	14,666
314,716		Potlatch Corp	12,334
2,896,000	*	Powerlong Real Estate Holdings Ltd	628
1,364		Premier Investment Co	5,035
6,189		Prestige Estates Projects Ltd	20
1,936,400		Preuksa Real Estate PCL (Foreign)	1,343
109,616		Primaris Retail Real Estate Investment Trust	2,964
105,540	e	Primary Health Properties plc	601
90,742		Prime Office REIT-AG.	388
1,127,060		Prince Housing & Development Corp	809
1,649,498		Prologis, Inc.	60,190
1,679	*	Property & Building Corp	82
1,635,000		Prosperity REIT	498
127,102		PS Business Parks, Inc	8,259
89,307		PSP Swiss Property AG.	8,453
12,205,500		PT Agung Podomoro Land Tbk	470
21,358,000		PT Alam Sutera Realty Tbk	1,336
11,739,000	*	PT Bekasi Fajar Industrial Estate Tbk	831
21,515,000		PT Ciputra Development Tbk	1,788
16,321,000		PT Ciputra Property Tbk	1,020
5,923,500	*	PT Gading Development Tbk	215
9,451,500		PT Intiland Development Tbk	330
101,337,500	*	PT Kawasan Industri Jababeka Tbk	2,117
575,500	*	PT Lippo Cikarang Tbk	194
57,991,613		PT Lippo Karawaci Tbk	6,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,876,500	*	PT Modernland Realty Tbk	$310
16,872,000		PT Pakuwon Jati Tbk	396
37,811,500	*	PT Sentul City Tbk	746
11,391,000		PT Summarecon Agung Tbk	2,254
609,718		Public Storage, Inc	88,385
2,003,815	*	Puravankara Projects Ltd	3,677
20,647,125		Quality House PCL	1,458
758,306	*	Quintain Estates & Development plc	656
767,898		Radium Life Tech Co Ltd	657
9,775,500	*	Raimon Land PCL (ADR)	688
184,479		RAIT Investment Trust	1,042
175,144		Ramco-Gershenson Properties	2,331
541,781		Rayonier, Inc	28,081
91,859	*	Realia Business S.A.	91
791,586	*,e	Realogy Holdings Corp	33,215
171,871		Realty Income Corp	6,911
4,888,250		Redefine Income Fund Ltd	5,420
36,364		Redefine International plc	21
285,344		Redwood Trust, Inc	4,819
27,674,000		Regal Real Estate Investment Trust	7,979
221,731		Regency Centers Corp	10,448
24,300		Relo Holdings, Inc	907
8,197,500	e	Renhe Commercial Holdings Co Ltd	878
381,099		Resilient Property Income Fund Ltd	2,333
328,723		Resource Capital Corp	1,841
198,979		Retail Properties of America, Inc	2,382
1,784,000		Richfield Group Holdings Ltd	92
538,319		RioCan Real Estate Investment Trust	14,915
520,193		RLJ Lodging Trust	10,076
4,672,200		Robinsons Land Corp	2,365
82,739		Rouse Properties, Inc	1,400
674,973		Ruentex Development Co Ltd	1,404
122,849		Ryman Hospitality Properties	4,725
2,611,288		S.A. Corporate Real Estate Fund	1,124
764,000	e	Sabana Shari’ah Compliant Industrial REIT	716
236,505		Sabra Healthcare REIT, Inc	5,137
265,259		Saf Gayrimenkul Yatirim Ortakligi AS.	146
20,115,132		Sansiri PCL	2,323
52,206		Saul Centers, Inc	2,234
252,159		Savills plc	1,941
166,970	e	SC Global Developments Ltd	251
256,663		Segro plc	1,042
101,826		Select Income REIT	2,522
223,021		Senior Housing Properties Trust	5,272
372,414		Shaftesbury plc	3,426
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	497
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	91
24,843,429		Shanghai Real Estate Ltd	1,282
1,008,000	e	Shell Electric MFG	1,233
4,618,464		Shenzhen Investment Ltd	1,899

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,671,600	e	Shimao Property Holdings Ltd	$7,088
691,140	*	Shining Building Business Co Ltd	556
1,077,600	*	Shoei Co Ltd	7,311
307,219	*	Shopping Centres Australasia Property Group	479
3,968,182		Shui On Land Ltd	1,949
1,894,378		Simon Property Group, Inc	299,482
14,000	e	Singapore Land Ltd	86
3,311,031	e	Sino Land Co	6,063
2,132,000	*	Sinolink Worldwide Holdings Ltd	193
8,319,191	e	Sino-Ocean Land Holdings Ltd	6,327
1,086,311		Sinpas Gayrimenkul Yatirim Ortakligi AS	864
483,128		Sinyi Realty Co	711
66,083	*	Six of October Development & Investment	211
519,933		SL Green Realty Corp	39,853
1,310,908		SM Development Corp	188
15,582,015		SM Prime Holdings	6,281
233,416	*	Sobha Developers Ltd	1,634
11,440		Societe de la Tour Eiffel	669
14,738		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,625
4,124,500	e	Soho China Ltd	3,354
44,600		Sonae Sierra Brasil S.A.	702
98,000		Soundwill Holdings Ltd	201
165,823		Sovran Self Storage, Inc	10,298
186,700		SP Setia BHD	189
67,678		Sparkassen Immobilien AG.	430
3,004,929	*	SPG Land Holdings Ltd	778
111,077	*	Spirit Realty Capital, Inc	1,975
543,315		Sponda Oyj	2,589
306,555		ST Modwen Properties plc	1,148
89,025	*,e	St. Joe Co	2,055
112,350		STAG Industrial, Inc	2,019
774,791		Starwood Property Trust, Inc	17,789
3,583,864		Stockland Trust Group	13,251
1,291,761	*	Strategic Hotels & Resorts, Inc	8,267
21,610		Sumitomo Real Estate Sales Co Ltd	1,023
1,165,222		Sumitomo Realty & Development Co Ltd	38,818
126,135		Summit Hotel Properties, Inc	1,198
131,703		Sun Communities, Inc	5,254
3,877,835		Sun Hung Kai Properties Ltd	58,808
2,913,000	e	Sunac China Holdings Ltd	2,279
2,542,190		Sunlight Real Estate Investment Trust	1,087
965,622	*	Sunstone Hotel Investors, Inc	10,342
3,029,000		Suntec Real Estate Investment Trust	4,173
1,866,944		Sunteck Realty Ltd	15,978
1,014,794	*	Sunway BHD	793
1,871,100		Sunway Real Estate Investment	948
2,091,000		Supalai PCL	1,215
926,193		Swire Pacific Ltd (Class A)	11,586
420,701		Swire Properties Ltd	1,417
111,696		Swiss Prime Site AG.	9,324
161,339	e	Sycom Property Fund	524

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,256,600		TA Global BHD	$99
313,423		TAG Tegernsee Immobilien und Beteiligungs AG.	3,928
415,852	*	Taiwan Land Development Corp	162
23,900	*	Takara Leben Co Ltd	260
1,067,535	*	Talaat Moustafa Group	744
326,289		Tanger Factory Outlet Centers, Inc	11,159
617,848		Taubman Centers, Inc	48,637
144,977		Technopolis plc	721
46,865	*	Tejon Ranch Co	1,316
49,640		Terreno Realty Corp	766
873,836	e	Thomas Properties Group, Inc	4,727
1,481,400		Ticon Industrial Connection PCL	704
174,000		TOC Co Ltd	1,077
28,400		Toho Real Estate Co Ltd	186
3,287,982		Tokyo Tatemono Co Ltd	16,937
1,243,329		Tokyu Land Corp	9,110
20,900		Tokyu Livable, Inc	340
211	*	Tokyu REIT, Inc	1,152
240	*	Top REIT Inc	1,034
10,373	e	Tosei Corp	6,148
1,224,540		Two Harbors Investment Corp	13,568
323,834		UDR, Inc	7,701
1,463,630	*	UEM Land Holdings BHD	1,014
52,671		UMH Properties, Inc	544
27,890	e	Unibail	6,763
356,724		Unite Group plc	1,617
7,038,878	*	Unitech Corporate Parks plc	4,345
42,035,621	*	Unitech Ltd	25,817
586,027		United Overseas Land Ltd	2,890
12,487		United Urban Investment Corp	14,351
52,625		Universal Health Realty Income Trust	2,663
1,298,300		UOA Development BHD	744
96,430		Urstadt Biddle Properties, Inc (Class A)	1,898
48,886	*	Vakif Gayrimenkul Yatirim Ortakligi AS	143
22,500		Vastned Retail NV	982
1,380,379		Ventas, Inc	89,338
10,351,000		Vista Land & Lifescapes, Inc	1,228
51,648	*	Viver Incorporadora e Construtora S.A. (ADR)	16
529,438		Vornado Realty Trust	42,397
271,734		Vukile Property Fund Ltd	554
136,793		Wallenstam Byggnads AB (B Shares)	1,679
20,141		Warehouses De Pauw SCA	1,256
236,070		Washington Real Estate Investment Trust	6,173
286,671		Weingarten Realty Investors	7,674
3,072		Wereldhave Belgium NV	335
27,222		Wereldhave NV	1,738
112,415		Western Asset Mortgage Capital Corp	2,222
6,054,626		Westfield Group	66,866
4,397,083		Westfield Retail Trust	13,873
1,374,913		Weyerhaeuser Co	38,250
5,206,413		Wharf Holdings Ltd	41,494
1,246,763		Wheelock & Co Ltd	6,360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

321,097		Wheelock Properties S Ltd	$527
47,295		Whitestone REIT	664
141,880		Wihlborgs Fastigheter AB	2,221
1,275,631		Wing Tai Holdings Ltd	1,960
104,117		Winthrop Realty Trust	1,150
328,814	*,e	Workspace Group plc	1,613
4,828,000	e	Yanlord Land Group Ltd	6,100
1,197,000	*	Ying Li International Real Estate Ltd	368
13,059		YNH Property BHD	8
1,133,600	*	YTL Land & Development BHD	341
1,253,600		Yuzhou Properties Co	364
4,410,800	*	Zhong An Real Estate Ltd	653
18,154	*,e	Zillow, Inc	504
56,590	*	Zueblin Immobilien Holding AG.	166
220	*	Zug Estates Holding AG	289

		TOTAL REAL ESTATE	3,847,215

RETAILING - 3.7%
183,834	*	1-800-FLOWERS.COM, Inc (Class A)	675
106,997		Aaron’s, Inc	3,026
2,801		ABC-Mart, Inc	122
438,796		Abercrombie & Fitch Co (Class A)	21,049
378,419		Advance Auto Parts, Inc	27,379
413,035	*	Aeropostale, Inc	5,374
44,752	e	Alpen Co Ltd	786
1,570,100	*	Amazon.com, Inc	394,315
4,114,539		American Eagle Outfitters, Inc	84,389
28,440	*	America’s Car-Mart, Inc	1,152
312,860	*	Ann Taylor Stores Corp	10,587
51,953	e	AOKI Holdings, Inc	1,184
168,741		Aoyama Trading Co Ltd	3,234
82,709		ARB Corp Ltd	940
29,600		Arc Land Sakamoto Co Ltd	458
17,200	e	Asahi Co Ltd	247
102,221	*	Asbury Automotive Group, Inc	3,274
324,165	*	Ascena Retail Group, Inc	5,994
20,400	e	ASKUL Corp	273
443,328	*,e	ASOS plc	19,554
68,580	*	Audiovox Corp (Class A)	462
274,000		Aurora Corp	408
27,178		Autobacs Seven Co Ltd	1,139
362,720		Automotive Holdings Group	1,254
57,356	*,e	Autonation, Inc	2,277
106,663	*	Autozone, Inc	37,805
90,900	*	B2W Companhia Global Do Varejo	755
130,994	*,e	Barnes & Noble, Inc	1,977
125,255		Bebe Stores, Inc	500
1,085,795	*	Bed Bath & Beyond, Inc	60,707
6,888,600	e	Belle International Holdings Ltd	15,235
57,050		Belluna Co Ltd	405
7,167,135	e	Best Buy Co, Inc	84,931
33,586		Beter BED Holding NV	585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,063	e	BIC CAMERA, Inc	$527
115,876		Big 5 Sporting Goods Corp	1,518
172,527	*	Big Lots, Inc	4,910
49,126		Bilia AB (A Shares)	708
76,972	*,e	Blue Nile, Inc	2,963
73,560	*,e	Body Central Corp	733
1,218,000	e	Bonjour Holdings Ltd	154
76,972	e	Bon-Ton Stores, Inc	933
1,287,000	*,e,m	Boshiwa International Holding	139
4,465	*	Boyner Buyuk Magazacilik	11
112,540		Brick Ltd	606
267,127		Brown Shoe Co, Inc	4,907
106,968	e	Buckle, Inc	4,775
72,301		Byggmax Group AB	323
164,556	*,e	Cabela’s, Inc	6,870
19,063	*,e	CafePress, Inc	110
77,918		Canadian Tire Corp Ltd	5,435
207,806		Canon Marketing Japan, Inc	2,978
565,346	*,e	Carmax, Inc	21,223
71,171	*,e	Carpetright plc	800
223,564		Cash Converters International Ltd	272
10,585		Cashbuild Ltd	192
157,920	*,e	Casual Male Retail Group, Inc	663
97,025		Cato Corp (Class A)	2,661
71,294	*,e	CDON Group AB	441
250,000	*	Century Ginwa Retail Holdings Ltd	61
354,045		Chico’s FAS, Inc	6,536
135,803	*	Children’s Place Retail Stores, Inc	6,015
144,000	*	China Yongda Automobiles Services Holdings Ltd	153
1,269,500	*,e	China ZhengTong Auto Services Holdings Ltd	897
26,700		Chiyoda Co Ltd	668
40,900	*	Chori Co Ltd	441
375,000		Chow Sang Sang Holding	882
182,100		Cia Hering	3,734
79,178	*,e	Citi Trends, Inc	1,089
3,813		CJ O Shopping Co Ltd	987
88,141		Clas Ohlson AB (B Shares)	1,173
3,784	*,e	Coldwater Creek, Inc	18
72,196	*,e	Conn’s, Inc	2,215
44,587		Core-Mark Holding Co, Inc	2,111
1,229,000	e	Dah Chong Hong Holdings Ltd	1,312
157,300	*,e	Daiei, Inc	363
689,705	e	David Jones Ltd	1,698
285,500		DCM Japan Holdings Co Ltd	1,877
3,451,697		Debenhams plc	6,444
37,103		Delek Automotive Systems Ltd	289
24,765		Delticom AG.	1,056
66,100		Destination Maternity Corp	1,425
722,306		Dick’s Sporting Goods, Inc	32,858
7,406,500		Dickson Concepts International Ltd	3,951
26,417		Dieteren S.A.	1,061
96,843		Dillard’s, Inc (Class A)	8,113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

200,183		Dogus Otomotiv Servis ve Ticaret AS	$966
596,269	*	Dollar General Corp	26,289
1,446,048	*,e	Dollar Tree, Inc	58,652
226,483		Dollarama, Inc	13,427
261,900		Don Quijote Co Ltd	9,634
11,300		Doshisha Co Ltd	296
4,670,640	*,e	DSG International plc	2,202
287,993		DSW, Inc (Class A)	18,918
28,944	*	Dufry Group	3,827
182,046		Dunelm Group plc	2,088
95,483	e	EDION Corp	423
189,820	e	El Puerto de Liverpool SAB de C.V.	1,990
326,000		E-LIFE MALL Corp	755
4,270,000	e	Emperor Watch & Jewellery Ltd	535
431,675		Empresas Hites S.A.	370
16,706,620		Empresas La Polar S.A.	7,182
7,521,200	e	Esprit Holdings Ltd	10,664
1,262,435	e	Expedia, Inc	77,577
453,462	*	Express Parent LLC	6,843
145,385		Family Dollar Stores, Inc	9,219
1,209,046		Far Eastern Department Stores Co Ltd	1,263
41,189		Fast Retailing Co Ltd	10,512
242,261	e	Finish Line, Inc (Class A)	4,586
55,533	*,e	Five Below, Inc	1,779
1,950,590		Foot Locker, Inc	62,653
398,259		Foschini Ltd	6,649
132,380	*,e	Francesca’s Holdings Corp	3,437
130,173		Fred’s, Inc (Class A)	1,733
20,600		Fuji Co Ltd	433
3,250,000	b,e,m	Game Group plc	0	^
901,698	e	GameStop Corp (Class A)	22,624
3,559,327		Gap, Inc	110,482
123,866	*	Genesco, Inc	6,813
320,057		Genuine Parts Co	20,349
330	e	Geo Corp	345
1,784,126	e	Giordano International Ltd	1,730
689,482		GNC Holdings, Inc	22,946
917,300	e	Golden Eagle Retail Group Ltd	2,285
464,000		Goldlion Holdings Ltd	250
14,878,408	*,e	GOME Electrical Appliances Holdings Ltd	1,800
25,892	*,e	Gordmans Stores, Inc	389
88,709	e	Group 1 Automotive, Inc	5,499
101,345	*,e	Groupon, Inc	495
1,857,200	*	Grupo Famsa SAB de C.V.	2,313
10,908		GS Home Shopping, Inc	1,570
85,514		Guess?, Inc	2,099
5,870		Gulliver International Co Ltd	209
1,048		GwangjuShinsegae Co Ltd	228
93,500		Hai-O Enterprise BHD	69
625,189		Halfords Group plc	3,376
157,825		Hankyu Department Stores, Inc	1,475
300,730	e	Harvey Norman Holdings Ltd	599

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

78,113		Haverty Furniture Cos, Inc	$1,274
38,588	*	Hellenic Duty Free Shops S.A.	658
19,108,000	e	Hengdeli Holdings Ltd	7,009
691,476		Hennes & Mauritz AB (B Shares)	23,964
54,508	*,e	HHgregg, Inc	383
103,674	*,e	Hibbett Sports, Inc	5,464
6,978,904		Home Depot, Inc	431,645
1,084,145	*,e	Home Retail Group	2,262
81,267	*,e	HomeAway, Inc	1,788
20,620	e	Honeys Co Ltd	272
144,697	e	Hot Topic, Inc	1,396
294,800		Hotai Motor Co Ltd	2,383
129,956		HSN, Inc	7,158
20,655		Hyundai Department Store Co Ltd	3,073
63,630		Hyundai H&S Co Ltd	1,016
6,056		Hyundai Home Shopping Network Corp	687
636,978		Imperial Holdings Ltd	15,022
743,035		Inchcape plc	5,280
490,199		Inditex S.A.	68,876
14,492	*	Interpark Corp	95
4,048,900	e	Intime Department Store Group Co Ltd	4,845
311,787		Isetan Mitsukoshi Holdings Ltd	3,051
646,000		IT Ltd	273
69,300		Izumi Co Ltd	1,469
1,610,066		J Front Retailing Co Ltd	8,924
91,487		Jardine Cycle & Carriage Ltd	3,644
355,537	e	JB Hi-Fi Ltd	3,848
886,288	e	JC Penney Co, Inc	17,469
192,909		JD Group Ltd	1,024
32,000		Jin Co Ltd	1,152
76,666		John Menzies plc	799
99,765	*	JOS A Bank Clothiers, Inc	4,248
45,000		Joshin Denki Co Ltd	441
161,007		JUMBO S.A.	1,274
12,200	*,e	Kayak Software Corporation	485
37,987	e	Keiyo Co Ltd	210
733,322	e	Kesa Electricals plc	689
5,627,145		Kingfisher plc	26,293
65,887	*	Kirkland’s, Inc	698
331,980		Kohl’s Corp	14,268
99,400	e	Kohnan Shoji Co Ltd	1,215
35,300		Komeri Co Ltd	892
126,900		Konaka Co Ltd	865
55,863	e	K’s Holdings Corp	1,422
13,722		LES Enphants Co Ltd	10
320,404		Lewis Group Ltd	2,618
10,209,977	e	Li & Fung Ltd	18,424
2,479,025	*	Liberty Media Holding Corp (Interactive A)	48,787
124,603	*	Liberty Ventures	8,443
7,100,500		Lifestyle International Holdings Ltd	17,564
846,508		Limited Brands, Inc	39,837
78,204		Lithia Motors, Inc (Class A)	2,926

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,007,599	*	LKQ Corp	$21,260
8,300		Lojas Americanas S.A.	72
517,163		Lojas Americanas S.A.(Pref)	4,630
159,150		Lojas Renner S.A.	6,199
329,491		Lookers plc	407
29,790	m	Lotte Midopa Co Ltd	384
22,362		Lotte Shopping Co Ltd	7,897
2,848,091		Lowe’s Companies, Inc	101,164
1,269,000		Luk Fook Holdings International Ltd	4,073
100,858	*,e	Lumber Liquidators, Inc	5,328
2,669,669		Macy’s, Inc	104,170
114,500		Magazine Luiza S.A.	679
1,211,000		Maoye International Holdings Ltd	252
71,989	*,e	MarineMax, Inc	644
521,347	*	Marks & Spencer Group plc	3,275
938,997		Marui Co Ltd	7,501
37,800	*,e	Matsuya Co Ltd	386
39,553	*,e	Mattress Firm Holding Corp	970
143,600		MBM Resources BHD	151
35,600		Megane TOP Co Ltd	421
36,629		Mekonomen AB	1,167
183,173	e	Men’s Wearhouse, Inc	5,708
344,875		Mercuries & Associates Ltd	319
1,659,754		MFI Furniture plc	4,730
70,933		Mobilezone Holding AG.	752
112,306	e	Monro Muffler, Inc	3,927
104,217	*,e	Mothercare plc	573
533,456		Mr Price Group Ltd	8,841
8,588,582	e	Myer Holdings Ltd	19,432
192,024	*	N Brown Group plc	1,159
341,000		National Petroleum Co Ltd	351
52,771	*	NET Holding AS	54
178,242	*,e	NetFlix, Inc	16,537
800,000		New Carphone Warehouse plc	2,684
1,089,000	e	New World Department Store China Ltd	709
160,831	*,e	New York & Co, Inc	613
656,509	*	Next plc	39,852
94,000		Nice Holdings, Inc	244
77,100		Nishimatsuya Chain Co Ltd	610
40,500		Nissen Holdings Co Ltd	153
15,477		Nitori Co Ltd	1,134
432,478	e	Nordstrom, Inc	23,138
124,489	e	Nutri/System, Inc	1,020
406,238	*,e	Ocado Ltd	580
1,197,878	*,e	Office Depot, Inc	3,929
448,817		OfficeMax, Inc	4,380
137,292	*,e	Orbitz Worldwide, Inc	373
8,880	*,e	Orchard Supply Hardware Stores Corp	66
589,095	*	O’Reilly Automotive, Inc	52,677
526,000		Oriental Watch Holdings	186
59,420		OrotonGroup Ltd	427
1,055,000	e	OSIM International Ltd	1,506

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,200		Otsuka Kagu Ltd	$222
64,787	*,e	Overstock.com, Inc	927
1,289,280		Pacific Brands Ltd	838
198,400		Padini Holdings BHD	121
5,950		Pal Co Ltd	268
81,700		Paltac Corp	929
150,000	*	Pantaloon Retail India Ltd	708
21,682		Parco Co Ltd	235
36,800		Paris Miki, Inc	195
979,660		Parkson Holdings BHD	1,675
803,000		Parkson Retail Asia Ltd	861
1,966,500	e	Parkson Retail Group Ltd	1,598
22,589,900	e	PCD Stores Ltd	2,796
2,322,777	*	Pendragon plc	660
151,090		Penske Auto Group, Inc	4,546
213,017	*,e	PEP Boys - Manny Moe & Jack	2,094
11,710	*,e	Perfumania Holdings, Inc	58
70,068	e	PetMed Express, Inc	778
948,558		Petsmart, Inc	64,824
427,331		Pier 1 Imports, Inc	8,547
18,410		Point, Inc	673
2,647,500	*	Pou Sheng International Holdings Ltd	157
132,000		Poya Co Ltd	344
13,602	*	PPR	2,555
227,849		Premier Investments Ltd	1,552
186,112	*	Priceline.com, Inc	115,613
23,313,500		PT ACE Hardware Indonesia Tbk	1,994
860,000		PT Mitra Adiperkasa Tbk	594
1,528,500		PT Ramayana Lestari Sentosa Tbk	194
372,419	e	RadioShack Corp	790
713,200	*	Rakuten, Inc	5,562
65,637		Reitmans Canada Ltd	795
85,764	e	Reject Shop Ltd	1,343
232,743		Rent-A-Center, Inc	7,997
16,325	*,e	Restoration Hardware Holdings, Inc	551
154,022		RONA, Inc	1,652
1,024,690		Ross Stores, Inc	55,487
53,682	*,e	Rue21, Inc	1,524
25,300		Ryohin Keikaku Co Ltd	1,415
2,502,000	e	SA SA International Holdings Ltd	2,078
793,993		SACI Falabella	8,179
401,504	*,e	Saks, Inc	4,220
539,839	*	Sally Beauty Holdings, Inc	12,724
87,300	e	Sanrio Co Ltd	2,785
79,497		Sears Canada, Inc	803
46,482	*,e	Sears Holdings Corp	1,922
210	*	Sears Hometown and Outlet Stores, Inc	7
365,856	*	Select Comfort Corp	9,574
71,100		Senshukai Co Ltd	437
23,754	*	Seobu Truck Terminal Co Ltd	524
20,300	*,e	Seria Co Ltd	323
134,700		Shimachu Co Ltd	2,830

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,345		Shimamura Co Ltd	$908
9,020		Shinsegae Co Ltd	1,840
3,589		Shinsegae International Co Ltd	302
1,442,000	*,m	Shirble Department Stores	67
47,658		Shoe Carnival, Inc	977
129,059	*	Shutterfly, Inc	3,855
655,000		Sichuan Xinhua Winshare Chainstore Co Ltd	350
1,560,197		Signet Jewelers Ltd	83,315
25,000		Signet Jewelers Ltd (London)	1,335
591,425	e	Silver base Group Holdings Ltd	194
144,773	e	Sonic Automotive, Inc (Class A)	3,024
16,835	*	Sourceforge, Inc	271
621,876	*	Sports Direct International plc	3,935
160,683		Stage Stores, Inc	3,982
977,206	e	Staples, Inc	11,140
65,900	e	Start Today Co Ltd	610
112,151	e	Stein Mart, Inc	846
46,279	e	Stockmann Oyj Abp (B Share)	831
164,931		Super Cheap Auto Group Ltd	1,723
598,761	*	Super Group Ltd	1,191
35,840	*	SuperGroup plc	327
35,350		Systemax, Inc	341
304,995		Takashimaya Co Ltd	2,170
51,331		Takkt AG.	711
4,701,015		Target Corp	278,159
29,156	*,e	Teavana Holdings, Inc	452
36,200		Telepark Corp	342
7,706,865		Test-Rite International Co	5,888
151,553	e	Thorn Group Ltd	320
726,989	e	Tiffany & Co	41,686
53,859	*,e	Tilly’s, Inc	727
4,826,289		TJX Companies, Inc	204,876
7,100	*	Tokyo Derica Co Ltd	82
19,706		Tom Tailor Holding AG.	420
168,644		Tractor Supply Co	14,901
678,671	e	Trade Me Ltd	2,222
1,143		Trent Ltd	27
221,330	*	TripAdvisor, Inc	9,287
795,100		Truworths International Ltd	10,239
217,000		Tsann Kuen Enterprise Co Ltd	435
175,603		Tsutsumi Jewelry Co Ltd	4,508
157,968	*	Tuesday Morning Corp	987
363,527		Ulta Salon Cosmetics & Fragrance, Inc	35,720
1,092,599		United Arrows Ltd	25,161
374,438	*	Urban Outfitters, Inc	14,738
53,902	*,e	US Auto Parts Network, Inc	99
37,575		USS Co Ltd	3,913
8,630		Valora Holding AG.	1,746
76,805	*,e	Vitacost.com, Inc	521
143,102	*,e	Vitamin Shoppe, Inc	8,208
158,765		Warehouse Group Ltd	392
28,048		Webjet Ltd	128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

62,624	*	West Marine, Inc	$673
319,910	*	Wet Seal, Inc (Class A)	883
137,132	*	WEX, Inc	10,336
579,075	*	WH Smith plc	6,338
172,377		Williams-Sonoma, Inc	7,545
7,915		Winmark Corp	451
1,585,998		Woolworths Holdings Ltd	13,350
343,150	e	Wotif.com Holdings Ltd	1,903
27,300		Xebio Co Ltd	557
149,710	e	Yamada Denki Co Ltd	5,786
52,500		Yellow Hat Ltd	794
50,638	*,e	Yoox S.p.A	802
895,500	e	Zhongsheng Group Holdings Ltd	1,375
3,016	*	zooplus AG.	127
77,974	*,e	Zumiez, Inc	1,513

		TOTAL RETAILING	3,966,024

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
230,576	*,e	Advanced Energy Industries, Inc	3,184
889,848	*,e	Advanced Micro Devices, Inc	2,136
13,163,727		Advanced Semiconductor Engineering, Inc	11,461
115,412		Advantest Corp	1,823
128,831	e	Aixtron AG.	1,536
544,000		ALI Corp	630
86,704	*,e	Alpha & Omega Semiconductor Ltd	728
833,996		Altera Corp	28,723
1,800	*,e	Ambarella, Inc	20
26,422	*	Aminologics Co Ltd	37
282,722	*,e	Amkor Technology, Inc	1,202
247,417	*,e	Anadigics, Inc	624
921,677		Analog Devices, Inc	38,766
6,000,000	*	Apollo Solar Energy Technology Holdings Ltd	274
2,060,263		Applied Materials, Inc	23,569
212,076	*,e	Applied Micro Circuits Corp	1,781
438,122		Ardentec Corp	291
2,564,333		ARM Holdings plc	32,384
10,331	*	Asia Pacific Systems, Inc	71
54,237		ASM International NV	1,961
227,436	e	ASM Pacific Technology	2,792
411,681	*	ASML Holding NV	26,403
584,414	*	Atmel Corp	3,828
113,053	*	ATMI, Inc	2,361
50,764	*	Atto Co Ltd	224
92,910	*	AUK Corp	160
61,901		Austriamicrosystems AG.	6,666
2,174,205		Avago Technologies Ltd	68,835
585,134	*	Axcelis Technologies, Inc	813
5,100		Axell Corp	113
153,584	*	AXT, Inc	432
60,123		BE Semiconductor Industries NV	460
4,979,999		Broadcom Corp (Class A)	165,386
301,777		Brooks Automation, Inc	2,429

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

84,404	e	Cabot Microelectronics Corp	$2,997
48,309		Capella Microsystems Taiwan, Inc	357
299,832	*	Cavium Networks, Inc	9,358
128,752	*	Ceva, Inc	2,028
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
2,343,000		Chipbond Technology Corp	4,626
252,312	*	Cirrus Logic, Inc	7,309
94,576	e	Cohu, Inc	1,025
150,478	*,e	Cree, Inc	5,113
300,897		CSR plc	1,643
130,844	*	Cymer, Inc	11,832
512,818		Cypress Semiconductor Corp	5,559
272,616	*,e	Dainippon Screen Manufacturing Co Ltd	1,676
74,209	*	Dialog Semiconductor plc	1,315
124,486	*	Diodes, Inc	2,160
37,672	e	Disco Corp	1,964
28,380	*	Dongbu HiTek Co Ltd	169
90,065	*	DSP Group, Inc	519
20,687	*	Duksan Hi-Metal Co Ltd	415
117,482		Edison Opto Corp	153
488,000		Elan Microelectronics Corp	794
252,000		Elite Semiconductor Memory Technology, Inc	192
12,506		ELK Corp	235
155,100	*,m	Elpida Memory, Inc	0	^
209,571		eMemory Technology, Inc	463
678,363	*	Entegris, Inc	6,227
407,245	*,e	Entropic Communications, Inc	2,154
8,127		Eo Technics Co Ltd	237
933,147		Epistar Corp	1,710
292,000	*	E-Ton Solar Tech Co Ltd	132
18,025		Eugene Technology Co Ltd	238
144,548	*,e	Exar Corp	1,286
479,442	*	Fairchild Semiconductor International, Inc	6,904
339,101		Faraday Technology Corp	452
276,143	*,e	First Solar, Inc	8,527
878,000		Forhouse Corp	474
164,603	*	Formfactor, Inc	751
353,000		Formosa Advanced Technologies Co Ltd	210
523,000	*	Formosa Epitaxy, Inc	371
1,335,508	*,e	Freescale Semiconductor Holdings Ltd	14,704
3,000		Furuya Metal Co Ltd	80
26,359,000	e	GCL Poly Energy Holdings Ltd	5,457
29,927	*	GemVax & Kael Co Ltd	910
264,819	*	Genesis Photonics, Inc	191
26,150		Giga Solar Materials Corp	239
446,850	*	Gintech Energy Corp	421
58,000		Global Lighting Technologies, Inc	71
172,000		Global Mixed Mode Technology, Inc	667
117,000		Global Unichip Corp	408
130,000		Greatek Electronics, Inc	109
194,561		Green Energy Technology, Inc	166
86,142	*	GSI Technology, Inc	540

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

471,621	*,e	GT Solar International, Inc	$1,424
1,005,700		Hana Microelectronics PCL	750
32,950		Hanmi Semiconductor Co Ltd	207
8,940	*	Hansol LCD, Inc	123
25,000		Hermes Microvision, Inc	462
113,770	*,e	Hittite Microwave Corp	7,065
458,000		Holtek Semiconductor, Inc	468
782,550	*	Hynix Semiconductor, Inc	19,031
14,602		ICD Co Ltd	151
350,000		ILI Technology Corp	1,112
24,010		Iljin Display Co Ltd	498
3,044,712	*	Imagination Technologies Group plc	19,857
780,874	*	Infineon Technologies AG.	6,361
4,651,377	*	Inotera Memories, Inc	627
89,419	*,e	Inphi Corp	857
606,706	*	Integrated Device Technology, Inc	4,429
46,175	*	Integrated Memory Logic Ltd	144
117,644	*	Integrated Silicon Solution, Inc	1,059
17,010,995	e	Intel Corp	350,937
49,941	*,e	Intermolecular, Inc	444
244,682	*,e	International Rectifier Corp	4,338
518,662		Intersil Corp (Class A)	4,300
635,648	*	IQE plc	318
161,000	*	ITE Technology, Inc	132
106,665	e	IXYS Corp	975
37,876	*	Jusung Engineering Co Ltd	162
1,710,000		King Yuan Electronics Co Ltd	1,093
333,669		Kinsus Interconnect Technology Corp	1,054
335,769		Kla-Tencor Corp	16,036
10,973		Koh Young Technology, Inc	290
71,130		Kontron AG.	386
244,132	*,e	Kopin Corp	813
5,389	*	Kulicke & Soffa Industries, Inc	65
1,034,877	*	Lam Research Corp	37,390
684,386	*	Lattice Semiconductor Corp	2,731
8,891		LEENO Industrial Inc	294
292,726		Lextar Electronics Corp	242
800,445		Linear Technology Corp	27,455
142,000		Lingsen Precision Industries Ltd	75
655,000		Lite-On Semiconductor Corp	350
5,289,068	*	LSI Logic Corp	37,447
169,239	*	LTX-Credence Corp	1,110
16,088	*	Lumens Co Ltd	107
30,134	*,e	MA-COM Technology Solutions	451
123,000		Macroblock, Inc	463
3,967,140		Macronix International	1,192
1,994,120		Marvell Technology Group Ltd	14,477
217,209	*,e	Mattson Technology, Inc	182
3,160,180		Maxim Integrated Products, Inc	92,909
100,869	*,e	MaxLinear, Inc	506
1,693,423		MediaTek, Inc	18,944
21,800	*,e	Megachips Corp	422

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

44,406		Melexis NV	$755
13,057		Melfas, Inc	334
45,111	*	Mellanox Technologies Ltd	2,794
1,108,158	*	MEMC Electronic Materials, Inc	3,557
191,376	e	Micrel, Inc	1,818
291,148	e	Microchip Technology, Inc	9,489
3,903,926	*	Micron Technology, Inc	24,790
43,259		Micronas Semiconductor Holdings, Inc	393
317,107	*	Microsemi Corp	6,672
21,900		Mimasu Semiconductor Industry Co Ltd	179
118,167	*,e	Mindspeed Technologies, Inc	553
295,332	*,e	MIPS Technologies, Inc	2,310
31,800	*	Mitsui High-Tec, Inc	227
276,109		MKS Instruments, Inc	7,118
117,262	e	Monolithic Power Systems, Inc	2,613
121,641	*,e	MoSys, Inc	423
737,720	*	Motech Industries, Inc	697
37,000		MPI Corp	69
268,499		MStar Semiconductor, Inc	2,030
112,019	*,e	Nanometrics, Inc	1,615
578,277	*	Neo Solar Power Corp	382
70,633	*	NeoPhotonics Corp Ltd	405
16,406		NEPES Corp	216
76,000	*	Nexolon Co Ltd	96
169,803	*,e	Nordic Semiconductor ASA	446
1,604,826		Novatek Microelectronics Corp Ltd	6,557
25	*	Nuflare Technology, Inc	153
19,948	*,e	NVE Corp	1,107
1,175,780		Nvidia Corp	14,450
221,225	*,e	Omnivision Technologies, Inc	3,115
3,507,547	*	ON Semiconductor Corp	24,728
1,366,000		Opto Technology Corp	574
50,000		Orise Technology Co Ltd	67
24,728	*	Osung LST Co Ltd	65
263,000	*	Pan Jit International, Inc	105
25,000		Parade Technologies Ltd	189
88,654	*	PDF Solutions, Inc	1,222
65,048	*,e	Peregrine Semiconductor Corp	996
105,063	*	Pericom Semiconductor Corp	844
150,547		Phison Electronics Corp	1,004
218,180	*	Photronics, Inc	1,300
132,613		Pixart Imaging, Inc	319
161,820	*,e	PLX Technology, Inc	587
264,911	*	PMC - Sierra, Inc	1,380
116,427	e	Power Integrations, Inc	3,913
889,725		Powertech Technology, Inc	1,445
142,826	*,e	QuickLogic Corp	310
533,360		Radiant Opto-Electronics Corp	2,215
484,952	*,e	Rambus, Inc	2,367
1,390,891		Realtek Semiconductor Corp	2,962
1,529,000		Regent Manner International Ltd	293
1,076,228	*,e	Renewable Energy Corp AS	210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,224,218	*,e	RF Micro Devices, Inc	$14,445
165,661		Richtek Technology Corp	977
180,101		Rohm Co Ltd	5,887
61,756	*,e	Rubicon Technology, Inc	377
115,855	*	Rudolph Technologies, Inc	1,558
247,793		Samsung Electronics Co Ltd	356,029
31,263		Samsung Electronics Co Ltd (Preference)	25,122
3,358	*	San Chih Semiconductor Co	3
155,000	*	Sanken Electric Co Ltd	600
4,390,000	*,e	Semiconductor Manufacturing International	224
228,654	*	Semtech Corp	6,620
47,001		Seoul Semiconductor Co Ltd	1,073
90,000	e	Shindengen Electric Manufacturing Co Ltd	253
378,400	e	Shinko Electric Industries	3,013
111,457	*,e	Sigma Designs, Inc	574
30,680	*	Signetics Corp	90
233,000		Sigurd Microelectronics Corp	209
193,057	*	Silex Systems Ltd	586
465,155	*	Silicon Image, Inc	2,307
1,350,000	*	Silicon Integrated Systems Corp	533
58,146	*,e	Silicon Laboratories, Inc	2,431
10,655		Silicon Works Co Ltd	225
3,661,031		Siliconware Precision Industries Co	3,944
98,101		Simm Tech Co Ltd	953
669,300		Sino-American Silicon Products, Inc	803
4,900,000	*,m	Sino-Tech International Holdings Ltd	11
65,000		Sitronix Technology Corp	87
489,958	*	Skyworks Solutions, Inc	9,946
148,621	*,e	SOITEC	516
2,588,888		Solargiga Energy Holdings Ltd	174
196,450	*	Solartech Energy Corp	132
119,379	e	Solarworld AG.	168
401,000		Sonix Technology Co Ltd	542
212,362	*	Spansion, Inc	2,954
724,541	e	Spreadtrum Communications, Inc (ADR)	12,752
885,650		STMicroelectronics NV	6,429
106,724	*,e	STR Holdings, Inc	269
37,592		STS Semiconductor & Telecommunications	230
81,425	*	Sumco Corp	801
1,407,000	*	Sunplus Technology Co Ltd	448
279,719	*,e	SunPower Corp	1,572
37,681		Supertex, Inc	661
25,119	*	Suss Microtec AG.	282
327,958		TA-I Technology Co Ltd	200
47,340,667		Taiwan Semiconductor Manufacturing Co Ltd	158,345
597,969		Taiwan Surface Mounting Technology Co Ltd	914
431,000	*	Tekcore Co Ltd	186
1,989,866	*,e	Teradyne, Inc	33,609
184,149	e	Tessera Technologies, Inc	3,024
2,284,008		Texas Instruments, Inc	70,667
202,341		Tokyo Electron Ltd	9,332
43,300		Tokyo Seimitsu Co Ltd	710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

540,860		Topco Scientific Co Ltd	$898
8,696	*	Toptec Co Ltd	142
1	*	Tower Semiconductor Ltd	0	^
509,508		Transcend Information, Inc	1,426
680,359	*	Triquint Semiconductor, Inc	3,293
1,746,000	*,m	Trony Solar Holdings Co Ltd.	71
27,000		Ubright Optronics Corp	121
50,400	*	UKC Holdings Corp	1,004
109,929	*	Ultra Clean Holdings	540
158,933	*	Ultratech, Inc	5,928
43,000	*,e	Ulvac, Inc	402
971,100		Unisem M BHD	274
15,336,022		United Microelectronics Corp	6,198
408,029	*	Unity Opto Technology Co Ltd	389
820,000		Vanguard International Semiconductor Corp	572
160,688	*,e	Veeco Instruments, Inc	4,744
655,500	*	Via Technologies, Inc	524
282,425		Visual Photonics Epitaxy Co Ltd	351
161,864	*	Volterra Semiconductor Corp	2,779
298,833		Wafer Works Corp	153
429,000	*	Walton Advanced Engineering, Inc	124
540,737		Win Semiconductors Corp	614
3,587,000	*	Winbond Electronics Corp	630
32,630	*	Woongjin Energy Co Ltd	56
899,477		Xilinx, Inc	32,291
100,329		Youngtek Electronics Corp	227

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,180,362

SOFTWARE & SERVICES - 7.1%
233,374	*,e	Accelrys, Inc	2,112
3,254,984		Accenture plc	216,456
233	*	Access Co Ltd	155
138,032	*	ACI Worldwide, Inc	6,031
143,609	*,e	Active Network, Inc	705
1,033,014		Activision Blizzard, Inc	10,971
5,300	*	Actoz Soft Co Ltd	185
193,455	*,e	Actuate Corp	1,083
389,912	*	Acxiom Corp	6,808
2,340,009	*	Adobe Systems, Inc	88,172
119,274	*	Advent Software, Inc	2,550
4,984		Ahnlab, Inc	208
565,851	*	Akamai Technologies, Inc	23,149
585,461	*,e	Alliance Data Systems Corp	84,751
297,347		Alpha Systems, Inc	3,768
50,062		Alten	1,728
122,277	*	Altran Technologies S.A.	943
474,260	*	Amadeus IT Holding S.A.	11,985
574,419		Amdocs Ltd	19,525
101,995	e	American Software, Inc (Class A)	791
129,115	*,e	Angie’s List, Inc	1,548
295,533	*	Ansys, Inc	19,901
902,315		AOL, Inc	26,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

264,387		Argo Graphics, Inc	$3,434
853,361	*	Aspen Technology, Inc	23,587
136,505		Asseco Poland S.A.	2,002
536,730		Atos Origin S.A.	37,693
766,983	*	Autodesk, Inc	27,113
1,642,594		Automatic Data Processing, Inc	93,644
522,993	*	Aveva Group plc	18,768
219,181	*	AVG Technologies NV	3,470
4,275		Axway Software S.A.	77
31,764		Babylon Ltd	185
163,691	*,e	Bankrate, Inc	2,038
38,863	*,e	Bazaarvoice, Inc	363
37,444		Bechtle AG.	1,518
17,800	e	Bit-isle, Inc	180
169,545		Blackbaud, Inc	3,871
368,457	*,e	Blinkx plc	394
264,332	*	Blucora, Inc	4,153
1,038,796	*	BMC Software, Inc	41,199
128,867	e	Booz Allen Hamilton Holding Co	1,794
125,974	*,e	Bottomline Technologies, Inc	3,324
21,784	*,e	Brightcove, Inc	197
315,623		Broadridge Financial Solutions, Inc	7,221
86,821	*,e	BroadSoft, Inc	3,154
1,182,864		CA, Inc	25,999
85,621	*,e	CACI International, Inc (Class A)	4,712
695,433	*	Cadence Design Systems, Inc	9,395
118,711	*,e	Callidus Software, Inc	539
551,603		Cap Gemini S.A.	24,120
56,586	e	Capcom Co Ltd	865
36,728	*,e	Carbonite, Inc	340
171,022	*	Cardtronics, Inc	4,060
560,366	e	carsales.com.au Ltd	4,312
40,643	e	Cass Information Systems, Inc	1,715
10,536		Cegid Group	213
445,998	*	CGI Group, Inc	10,286
1,060,000	*,e	Chinasoft International Ltd	248
25,000		Chinese Gamer International Corp	59
254,333	*	Ciber, Inc	849
624,266	*	Citrix Systems, Inc	41,046
55,620	*,m	Clinical Data, Inc	53
3,557	*	CMC Ltd	78
853,429	*	Cognizant Technology Solutions Corp (Class A)	63,196
5,010	*	Com2uSCorp	228
216,182	*,e	Commvault Systems, Inc	15,070
643,787		Companhia Brasileira de Meios de Pagamento	17,919
188,908		Computacenter plc	1,320
818,771	e	Computer Sciences Corp	32,792
60,912	*,e	Computer Task Group, Inc	1,110
571,416		Computershare Ltd	5,391
517,244	*	Compuware Corp	5,622
123,434	*,e	comScore, Inc	1,701
77,944	*	Comverse, Inc	2,224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,898	*,e	Concur Technologies, Inc	$8,163
104,633	*,e	Constant Contact, Inc	1,487
462,717		Convergys Corp	7,593
61,572		Core Projects & Technologies Ltd	357
120,985	*,e	Cornerstone OnDemand, Inc	3,573
98,925	*	CoStar Group, Inc	8,841
728,643	e	CSE Global Ltd	470
206,555	*	CSG Systems International, Inc	3,755
177,851	e	Cupid plc	568
53,283	*	CUROCOM Co Ltd	135
155,252		Cyberlink Corp	512
15,785	*	Danal Co Ltd	166
38,050		Daou Technology, Inc	567
86,751	e	Dassault Systemes S.A.	9,699
17,205		Daum Communications	1,466
173,980	*	DealerTrack Holdings, Inc	4,997
113,139	*,e	Demand Media, Inc	1,051
24,339	*,e	Demandware, Inc	665
184,789	e	Dena Co Ltd	6,062
156,419	*,e	Dice Holdings, Inc	1,436
167		Digital Garage, Inc	324
190,152	*	Digital River, Inc	2,736
33,006		DMRC Corp	683
21,551		Dragonfly GF Co Ltd	276
254,464		DST Systems, Inc	15,421
27,300		DTS Corp	335
11,080	*	DuzonBIzon Co Ltd	120
107	e	Dwango Co Ltd	207
1,500	*,e	E2open, Inc	21
769,483		Earthlink, Inc	4,971
7,098,475	*	eBay, Inc	362,164
101,586	e	Ebix, Inc	1,633
86,472		Econocom Group	678
754,948	*,e	Electronic Arts, Inc	10,969
202,860	*,e	Ellie Mae, Inc	5,629
21,200	*	Eloqua, Inc	500
156,733		Ementor ASA	1,677
5,436		Engineering Ingegneria Informatica S.p.A.	181
70,760	*	Envestnet, Inc	987
18,242	*,e	Envivio, Inc	31
34,759		EOH Holdings Ltd	155
53,209	*,e	EPAM Systems, Inc	963
105,785		EPIQ Systems, Inc	1,352
17,041		ePlus, Inc	704
175,582	*,e	Equinix, Inc	36,205
228,610	*	Euronet Worldwide, Inc	5,395
15,900	*	EXA Corp	155
21,255	e	Exact Holding NV	449
79,486	*,e	ExactTarget, Inc	1,590
111,816	*,e	ExlService Holdings, Inc	2,963
1,605,341	*	Facebook, Inc	42,750
121,328	e	Factset Research Systems, Inc	10,684

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

169,224		Fair Isaac Corp	$7,112
148,104	*,e	FalconStor Software, Inc	345
978,122		Fidelity National Information Services, Inc	34,048
61,742		Fidessa Group plc	1,536
31,893		Financial Technologies India Ltd	658
771,388	*	First American Corp	20,766
539,117	*	Fiserv, Inc	42,606
390,761	*,e	FleetCor Technologies, Inc	20,964
19,935	*,e	FleetMatics Group plc	502
48,982		Forrester Research, Inc	1,313
1,140,577	*	Fortinet, Inc	24,032
170,964	e	F-Secure Oyj	351
51,900		FUJI SOFT, Inc	987
206		Future Architect, Inc	82
97,000		Gamania Digital Entertainment Co Ltd	95
13,393	*	GameHi Co Ltd	89
163,139	*,e	GameLoft	1,147
4,843	*	Gamevil, Inc	455
566,726	*	Gartner, Inc	26,081
313,474		Genpact Ltd	4,859
617,254	*	Geodesic Information Systems Ltd	251
141,205	*,e,m	Gerber Scientific, Inc	0	^
55,397		GFI Informatique	199
326,836	*	Global Cash Access, Inc	2,562
262,579		Global Payments, Inc	11,895
75,303		Glodyne Technoserve Ltd	34
181,649	*,e	Glu Mobile, Inc	416
62,300		GMO internet, Inc	405
10,200	e	GMO Payment Gateway, Inc	155
5,265		Golfzon Co Ltd	311
1,206,766	*	Google, Inc (Class A)	856,044
18,300		Gourmet Navigator, Inc	188
350,000	*,e	Gravity Co Ltd (ADR)	466
308,148	*,e	Gree, Inc	4,782
74,176		Groupe Steria SCA	1,400
53,372	*,e	Guidance Software, Inc	634
111,865	*,e	Guidewire Software, Inc	3,325
37	*	GungHo Online Entertainment Inc	371
14,999		Haansoft, Inc	296
108,216	e	Hackett Group, Inc	463
31,308		HCL Infosystems Ltd	22
258,114		HCL Technologies Ltd	2,932
201,186	e	Heartland Payment Systems, Inc	5,935
380,555		Hexaware Technologies Ltd	598
115,582	*,e	Higher One Holdings, Inc	1,218
67,702		HIQ International AB	376
820,935		IAC/InterActiveCorp	38,830
117,759	*	iGate Corp	1,857
37,419	*,e	Imperva, Inc	1,180
225,350	*	Indian Infotech & Software Ltd.	92
311,350	e	Indra Sistemas S.A.	4,165
39,644		Industrial & Financial Systems	632

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

461,193		Ines Corp	$2,873
130,535	*,e	Infoblox, Inc	2,346
277,189	*	Informatica Corp	8,404
202,400		Information Development Co	1,215
31,400		Information Services International-Dentsu Ltd	305
690,129		Infosys Technologies Ltd	29,231
6,220	*	Infraware, Inc	55
92,525	*,e	Innodata Isogen, Inc	350
1,064,615	*	Innovation Group plc	415
7,000		Insyde Software Corp	20
50,315	*,e	Interactive Intelligence, Inc	1,688
192,865	*	Internap Network Services Corp	1,338
4,611,221		International Business Machines Corp	883,279
91,000		International Games System Co Ltd	354
27,000		Internet Initiative Japan, Inc	619
1,639,408		Intuit, Inc	97,545
195,591	*,e	Ipass, Inc	358
138,070	e	Iress Market Technology Ltd	1,194
287,660		IT Holdings Corp	3,473
80,221		Itochu Techno-Science Corp	3,303
190,866	e	j2 Global, Inc	5,837
224,315		Jack Henry & Associates, Inc	8,807
7,374		JCEntertainment Corp	114
971,626	*,e	Jive Software, Inc	14,118
4,799	*	Joymax Co Ltd	116
45,100	e	Kakaku.com, Inc	1,489
53,765		Keynote Systems, Inc	758
11,067		Kginicis Co Ltd	127
2,704,000	e	Kingdee International Software Group Co Ltd	516
904,000	e	Kingsoft Corp Ltd	646
121,494	*	Knot, Inc	1,130
116,231	*	Kofax plc	559
307,517		Konami Corp	6,925
34,112	*	KT Hitel Co Ltd	268
628,839		Lender Processing Services, Inc	15,482
208,412	*,e	Limelight Networks, Inc	463
307,288	*	LinkedIn Corp	35,283
228,647	*	Lionbridge Technologies	919
91,713	*,e	Liquidity Services, Inc	3,747
276,810	*,e	Liveperson, Inc	3,637
4,000	*,e	Livesense, Inc	152
88,787	*	LogMeIn, Inc	1,990
64,745		MacDonald Dettwiler & Associates Ltd	3,642
75,200	e	Macromill, Inc	808
75,864	*,e	magicJack VocalTec Ltd	1,381
104,179	e	Mail.ru (GDR)	3,639
115,945	*	Manhattan Associates, Inc	6,996
80,659	e	Mantech International Corp (Class A)	2,092
85,184	e	Marchex, Inc (Class B)	350
81,338	*	Market Leader, Inc	533
518,598		Mastercard, Inc (Class A)	254,777
66,035		Matrix IT Ltd	287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

37,052	*,e	Mattersight Corp	$184
172,481		MAXIMUS, Inc	10,904
47,350	*,e	MeetMe, Inc	165
362,315	*	Mentor Graphics Corp	6,167
15,418	e	Mercadolibre, Inc	1,211
343,273		Micro Focus International plc	3,278
429,140	*	Micros Systems, Inc	18,213
32,659,421		Microsoft Corp	872,986
126,198	*	MicroStrategy, Inc (Class A)	11,784
40,552	*,e	Millennial Media, Inc	508
7,400		MindTree Ltd	92
61	e	Mixi Inc	138
182,424		ModusLink Global Solutions, Inc	529
108,606	*	MoneyGram International, Inc	1,443
668,517		Moneysupermarket.com Group plc	1,705
4,667,326	*	Monitise plc	2,578
141,935	e	Monotype Imaging Holdings, Inc	2,268
509,061	*,e	Monster Worldwide, Inc	2,861
141,705	*	Move, Inc	1,076
2,809	*,e	NCI, Inc (Class A)	13
18,485		NCsoft	2,616
16,600		NEC Fielding Ltd	199
24,700		NEC Networks & System Integration Corp	439
12,273		Nemetschek AG.	540
30,500	*	Neowiz Corp	417
15,903	*	Neowiz Games Corp	376
5,740	*	Neowiz Internet Corp	64
33,617	e	Net Entertainment NE AB	414
275,000	e	NET One Systems Co Ltd	2,715
247,500		NetDragon Websoft, Inc	354
198,356	*	Netscout Systems, Inc	5,155
175,981	*	NetSuite, Inc	11,844
517,966	*,e	NeuStar, Inc (Class A)	21,718
247,900	*	Nexon Co Ltd	2,511
50,735		NHN Corp	10,777
303,616	e	NIC, Inc	4,961
54,111	*	Nice Systems Ltd	1,812
169	*	NIFTY Corp	265
75,900		Nihon Unisys Ltd	506
10,913		NIIT Ltd	6
17,491		NIIT Technologies Ltd	77
131,964		Nintendo Co Ltd	14,091
46,100		Nippon System Development Co Ltd	404
319,702		Nomura Research Institute Ltd	6,660
17,400		NS Solutions Corp	310
1,845		NTT Data Corp	5,775
836,672	*	Nuance Communications, Inc	18,675
6,300		OBIC Business Consultants Ltd	355
8,410		Obic Co Ltd	1,684
103,121	*	Open Text Corp	5,767
84,938	*,e	OpenTable, Inc	4,145
228,907	e	Opera Software ASA	1,311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,197,348		Oracle Corp	$772,936
28,391		Oracle Corp Japan	1,183
43,621		Otsuka Corp	3,300
417,700		Pacific Online	148
565,834	*	Parametric Technology Corp	12,737
830,017		Paychex, Inc	25,847
65,832		PC Home Online	307
275,000		PCA Corp	3,182
65,360	e	Pegasystems, Inc	1,482
163,520	*,e	Perficient, Inc	1,926
48,502	*,e	Pervasive Software, Inc	432
543,140		Playtech Ltd	3,767
80,000		Polaris Software Lab Ltd	168
96,454		POSDATA Co Ltd	729
89,175	*	PRG-Schultz International, Inc	575
281,736	*	Progress Software Corp	5,914
23,224	*,e	Proofpoint, Inc	286
75,553	*,e	PROS Holdings, Inc	1,382
14,123		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	287
30,676	e	QAD, Inc (Class A)	442
495,300	*,e	QLIK Technologies, Inc	10,758
18,754	*,e	Qualys, Inc	277
132,378	*,e	QuinStreet, Inc	890
290,777	*	Rackspace Hosting, Inc	21,596
80,305	*,e	RealNetworks, Inc	607
126,316	*,e	RealPage, Inc	2,725
1,186,736	*	Red Hat, Inc	62,850
11,129		Reply S.p.A.	308
160,334	*	Responsys, Inc	956
25,351	*	Retalix Ltd	753
90,891	*	Rolta India Ltd	103
43,786	*	Rosetta Stone, Inc	540
265,152	*	Rovi Corp	4,091
110,535	*,e	Saba Software, Inc	966
1,368,707	*	Sage Group plc	6,581
748,853	e	SAIC, Inc	8,477
579,217	*,e	Salesforce.com, Inc	97,366
2,361,700		Samart Corp PCL	995
1,628,500		SAP AG.	130,952
33,048	*,e	Sapiens International Corp NV	132
520,166	*	Sapient Corp	5,493
1,271,864	*	Satyam Computer Services Ltd	2,501
20,016		SBSi Co Ltd	246
86,262	*	Sciquest, Inc	1,368
98,337		SDL plc	819
102,498	*	Seachange International, Inc	991
35,262	*,e	ServiceNow, Inc	1,059
398,587	*,e	ServiceSource International LLC	2,332
239,630		Shanghai Baosight Software Co Ltd	277
5,838	*	SimCorp AS	1,306
289		Simplex Technology, Inc	83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

209,849	*	Sina Corp	$10,539
30,426		SK C&C Co Ltd	2,935
14,948	*	SK Communications Co Ltd	111
87,475		SMS Management & Technology Ltd	425
90,033		Software AG.	3,841
108,540		Soft-World International Corp	210
5,000	*,e	Sohu.com, Inc	237
340,352	*	SolarWinds, Inc	17,851
177,270		Solera Holdings, Inc	9,479
583,936		Sonda S.A.	1,855
8,792		Sopra Group S.A.	567
108,479	*,e	Sourcefire, Inc	5,122
28,990	*,e	Spark Networks, Inc	226
40,578	*,e	Splunk, Inc	1,178
38,700	*,e	SPS Commerce, Inc	1,442
170,316	e	Square Enix Co Ltd	2,167
128,153	*	SS&C Technologies Holdings, Inc	2,963
70,864	*,e	Stamps.com, Inc	1,786
155,170		Sumisho Computer Systems Corp	2,430
640,000		SUNeVision Holdings Ltd	132
195,719	*	SupportSoft, Inc	818
3,421,009	*	Symantec Corp	64,349
24,476	*,e	Synacor, Inc	134
98,533	*	Synchronoss Technologies, Inc	2,078
530,866	*	Synopsys, Inc	16,903
78,680		Syntel, Inc	4,216
397		Systena Corp	350
356,000		Systex Corp	405
308,488	*	TA Indigo Holding Corp	1,903
834,128	*	Take-Two Interactive Software, Inc	9,184
110,148	*	Tangoe, Inc	1,307
883,815		Tata Consultancy Services Ltd	20,363
52,101	*,e	TechTarget, Inc	289
192,282		Tecmo Koei Holdings Co Ltd	1,619
863,155		Telecity Group plc	11,147
65,503	*,e	TeleNav, Inc	523
108,249	*	TeleTech Holdings, Inc	1,927
88,135	*,e	Temenos Group AG.	1,542
1,892,200	e	Tencent Holdings Ltd	62,058
532,268	*	Teradata Corp	32,942
3,275		Tessi S.A.	342
1,080,309	*	TIBCO Software, Inc	23,778
144,737	e	Tietoenator Oyj	2,860
802,419	*	TiVo, Inc	9,886
91,458	*	TNS, Inc	1,896
956,518		Total System Services, Inc	20,489
140,100		Totvus S.A.	2,764
69,100	*	Trans Cosmos, Inc/Japan	745
1,279,999		Travelsky Technology Ltd	686
48,426	*,e	Travelzoo, Inc	920
151,351	*,e	Trend Micro, Inc	4,573
15,061	*,e	Trulia, Inc	245

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,166	*	Tyler Technologies, Inc	$7,129
119,763	*	Ubisoft Entertainment	1,261
97,505	*	Ultimate Software Group, Inc	9,205
278,841	*	Unisys Corp	4,824
36,234		Unit 4 Agresso NV	1,094
42,881		United Internet AG.	927
608,493	e	United Online, Inc	3,401
351,359	*,e	Unwired Planet, Inc	422
563,226		UXC Ltd	633
311,241	*	Valueclick, Inc	6,041
367,780	*	Vantiv, Inc	7,510
128,028	*,e	Vasco Data Security International	1,045
292,001	*,e	VeriFone Systems, Inc	8,667
77,192	*	Verint Systems, Inc	2,266
720,557	*,e	VeriSign, Inc	27,972
149,456	*,e	VirnetX Holding Corp	4,376
72,408	*,e	Virtusa Corp	1,190
2,493,807		Visa, Inc (Class A)	378,011
389,730	*,e	VistaPrint Ltd	12,807
788,684	*	VMware, Inc (Class A)	74,247
81,180	*	Vocus, Inc	1,411
239,552	*,e	WebMD Health Corp (Class A)	3,435
142,898	*,e	Websense, Inc	2,149
125,295	*,e	Website Pros, Inc	1,854
17,589	*	Webzen, Inc	124
11,460		WeMade Entertainment Co Ltd	494
1,973,482		Western Union Co	26,859
773,394		Wipro Ltd	5,605
167,911		Wirecard AG.	4,145
80,280	*,e	Workday, Inc	4,375
286,066	*	Xchanging plc	581
28,893		Yahoo! Japan Corp	9,355
5,960,457	*	Yahoo!, Inc	118,613
77,746	*	Yandex NV	1,677
28,085	*,e	Yelp, Inc	529
299,600		YTL E-Solutions BHD	69
243,594	*,e	Zix Corp	682
326,129	*	Zynga, Inc	773

		TOTAL SOFTWARE & SERVICES	7,580,539

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
165,895	*,e	3D Systems Corp	8,850
55,933	*	3S Korea Co Ltd	374
61,400	*,e	5N Plus, Inc	165
1,802,500	e	AAC Technologies Holdings, Inc	6,391
846,000		Ability Enterprise Co Ltd	795
1,249,292		Accton Technology Corp	701
2,948,174	*	Acer, Inc	2,571
15,320		Acme Electronics Corp	19
82,645	*,e	Acme Packet, Inc	1,828
232,000		A-DATA Technology Co Ltd	252
252,370		Adlink Technology, Inc	297

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

316,822	e	Adtran, Inc	$6,191
52,403	*	ADVA AG. Optical Networking	277
331,775		Advantech Co Ltd	1,406
98,086	*	Agilysys, Inc	821
49,300	e	Ai Holdings Corp	351
3,416,972	*,e	Alcatel S.A.	4,607
688,000		Alpha Networks, Inc	463
204,100		Alps Electric Co Ltd	1,236
7,099	*,e	Ambient Corp	21
634,600	e	Amphenol Corp (Class A)	41,059
2,739,949		AmTRAN Technology Co Ltd	2,142
47,562	*,e	Anaren, Inc	925
105,719	e	Anixter International, Inc	6,764
300,000		Anritsu Corp	3,564
4,545,617		Apple, Inc	2,422,950
531,266		Arcadyan Technology Corp	561
76,218		Arima Communications Corp	42
551,863	*	Arris Group, Inc	8,245
373,523	*	Arrow Electronics, Inc	14,224
466,570	*,e	Aruba Networks, Inc	9,681
33,812		Ascom Holding AG.	327
108,464		Asia Vital Components Co Ltd	58
162,000		ASROCK, Inc	562
1,548,901		Asustek Computer, Inc	17,540
118,000		Aten International Co Ltd	187
9,085,353	*	AU Optronics Corp	4,123
63,896	*,e	Audience, Inc	664
30,967		Austria Technologie & Systemtechnik AG.	331
235,000		AV Tech Corp	718
2,601,741		Avermedia Technologies	1,409
108,782	*,e	Avid Technology, Inc	825
194,407	*	Avnet, Inc	5,951
65,032		AVX Corp	701
31,255		Aware, Inc	171
75,502	*	AX Holding Corp	528
109,028	e	Axis Communications AB	3,003
51,711	e	Badger Meter, Inc	2,452
26,985		Barco NV	1,954
62,818	e	Bel Fuse, Inc (Class B)	1,228
294,319	*	Benchmark Electronics, Inc	4,892
2,325,000	*	Benq Corp	589
76,717		Black Box Corp	1,867
256,927	*,e	Bookham, Inc	403
2,732,000		Broad Intelligence International Pharmaceutical Holdings Ltd	680
1,424,662	*	Brocade Communications Systems, Inc	7,593
463,578	e	Brother Industries Ltd	4,991
123,249	*,e	Bull S.A.	507
1,975,000		BYD Electronic International Co Ltd	519
127,950	*	CalAmp Corp	1,065
2,677,400		CalComp Electronics Thailand PCL	282
288,718	*	Calix Networks, Inc	2,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

24,100	*	Canon Electronics, Inc	$528
2,005,025	e	Canon, Inc	77,714
285,000		Career Technology Co Ltd	387
700,053		Catcher Technology Co Ltd	3,516
266,000	*,e	Catic Shenzhen Holdings Ltd	98
286,985	*	Celestica, Inc	2,328
37,029	*	Ceragon Networks Ltd	166
102,522		Chang Wah Electromaterials, Inc	326
152,499	*	Checkpoint Systems, Inc	1,638
441,602		Cheng Uei Precision Industry Co Ltd	958
54,000	*	Chenming Mold Industry Corp	53
1,774,465		Chicony Electronics Co Ltd	4,138
1,104,108		Chimei Materials Technology Corp	1,215
3,714,000		China Aerospace International Holdings Ltd	337
1,434,000	e	China All Access Holdings Ltd	340
2,325,000	*	China ITS Holdings Co Ltd	452
3,472,000		China Wireless Technologies Ltd	1,027
1,577,000		Chin-Poon Industrial Co	1,708
533,840		Chroma ATE, Inc	1,195
2,513,000	*	Chunghwa Picture Tubes Ltd	85
2,034,370	*,e	Ciena Corp	31,940
30,191,911		Cisco Systems, Inc	593,271
570,584	*	Citizen Watch Co Ltd	3,014
554,373		Clevo Co	688
2,783,000	*	CMC Magnetics Corp	472
170,100	*	CMK Corp	669
211,621		Cognex Corp	7,792
100,372		Coherent, Inc	5,081
1,280,299	e	Comba Telecom Systems Holdings Ltd	471
469,000		Compal Communications, Inc	529
5,137,648		Compal Electronics, Inc	3,480
778,000		Compeq Manufacturing Co	338
66,873		Comtech Telecommunications Corp	1,697
777,649	*	Comverse Technology, Inc	2,986
2,221,000		Coretronic Corp	1,731
4,562,784		Corning, Inc	57,582
161,000		Coxon Precise Industrial Co Ltd	331
178,053	*	Cray, Inc	2,840
16,824	*	CrucialTec Co Ltd	162
126,554		CTS Corp	1,345
45,000		CyberPower Systems, Inc	81
315,000		CyberTAN Technology, Inc	273
26,780		Daeduck Electronics Co	269
16,040		Daeduck GDS Co Ltd	266
10,000		Dai-ichi Seiko Co Ltd	160
523,000		Daiwabo Co Ltd	1,072
131,939		Daktronics, Inc	1,461
266,000		Darfon Electronics Corp	178
92,955	*	Datalink Corp	795
3,011		Datalogic S.p.A.	26
309,143		DataTec Ltd	1,789
487,416	*	Daxon Technology, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

492,000		DBA Telecommunication Asia Holdings Ltd	$322
2,338,264		Dell, Inc	23,687
1,475,200		Delta Electronics Thai PCL	1,543
2,227,664		Delta Electronics, Inc	8,210
82,000		Denki Kogyo Co Ltd	333
73,077		Dialight plc	1,262
80,322		Diebold, Inc	2,459
103,097	*,e	Digi International, Inc	976
2,010,000	e	Digital China Holdings Ltd	3,476
7,121	*	Digital Multimedia Technologies S.p.A.	194
7,173	*	Digitech Systems Co Ltd	70
230,089	*	Diploma plc	2,073
744,000		D-Link Corp	473
82,672	e	Dolby Laboratories, Inc (Class A)	2,425
147,215	*	Domino Printing Sciences	1,394
65,884	*,e	DTS, Inc	1,100
320,900		Eastern Communications Co Ltd	123
133,794	*,e	Echelon Corp	328
94,384	*	EchoStar Corp (Class A)	3,230
16,971		Eizo Nanao Corp	272
88,173	e	Electro Rent Corp	1,356
125,737	e	Electro Scientific Industries, Inc	1,251
816,215	*	Electrocomponents plc	3,180
210,132	*,e	Electronics for Imaging, Inc	3,990
1,092,938		Elite Material Co Ltd	1,089
3,025,000		Elitegroup Computer Systems Co Ltd	943
10,436,722	*	EMC Corp	264,049
355,355	*	Emulex Corp	2,594
11,200		Enplas Corp	502
168,900		Entire Technology Co Ltd	243
2,781,181		Ericsson (LM) (B Shares)	28,093
32,407		Esprinet S.p.A.	145
770,970		Everlight Electronics Co Ltd	1,020
22,889		EVS Broadcast Equipment S.A.	1,346
31,663	*	Exfo Electro Optical Engineering, Inc	170
327,890	*	Extreme Networks, Inc	1,193
925,603	*	F5 Networks, Inc	89,922
81,182	*,e	Fabrinet	1,067
81,742	*,e	FARO Technologies, Inc	2,917
137,095		FEI Co	7,603
361,075	*,e	Finisar Corp	5,885
130,810		Firich Enterprises Co Ltd	182
687,913		FLEXium Interconnect, Inc	2,438
219,524		Flir Systems, Inc	4,898
199,397		Flytech Technology Co Ltd	470
4,359,374	*,e	Foxconn International Holdings Ltd	2,138
911,778		Foxconn Technology Co Ltd	2,880
1,765,182		Fuji Folms Holdings Corp	35,515
4,132,146		Fujitsu Ltd	17,330
222,438		Fulltech Fiber Glass Corp	103
97,168	*,e	Fusion-io, Inc	2,228
247,153		G Tech Optoelectronics Corp	652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

222,638		Gemalto NV	$20,096
384,913		Gemtek Technology Corp	468
61,139		GeoVision, Inc	253
319,000		Getac Technology Corp	175
20,000	*	Giantplus Technology Co Ltd	6
1,429,000		Gigabyte Technology Co Ltd	1,284
228,986		Gigastorage Corp	147
547,613		Global Brands Manufacture Ltd	197
86,856	*	Globecomm Systems, Inc	981
532,000		Great Wall Technology Co Ltd	104
138,888	*,e	GSI Group, Inc	1,203
12,900		Hakuto Co Ltd	119
806,640		Halma plc	6,070
15,634		Hamamatsu Photonics KK	568
595,838		Hannstar Board Corp	272
3,693,000	*	HannStar Display Corp	408
538,267	*	Harmonic, Inc	2,729
261,349		Harris Corp	12,796
277,839	*	Harris Stratex Networks, Inc (Class A)	914
8,015,493		Hewlett-Packard Co	114,221
51,117		Hexagon AB (B Shares)	1,293
836,804		High Tech Computer Corp	8,741
2,372,008	*	Himachal Futuristic Communications	424
9,100		Hioki EE Corp	145
323,000		Hi-P International Ltd	207
24,366	e	Hirose Electric Co Ltd	2,918
18,830		Hitachi High-Technologies Corp	390
205,000		Hitachi Kokusai Electric, Inc	1,509
19,503,737		Hitachi Ltd	114,770
543,000		Holystone Enterprise Co Ltd	479
18,602,715		Hon Hai Precision Industry Co, Ltd	57,581
43,095		Horiba Ltd	1,250
88,500	e	Hosiden Corp	545
308,920	*	Hoya Corp	6,087
86,090		Humax Co Ltd	902
99,833	*	Ibiden Co Ltd	1,598
155,000	*	Ichia Technologies, Inc	80
236,000	*	I-Chiun Precision Industry Co Ltd	146
10,700		Icom, Inc	239
539,500		ICP Electronics, Inc	740
27,360		Iljin Materials Co Ltd	233
118,960	*	Imation Corp	556
113,725	*,e	Immersion Corp	781
4,113		Inficon Holding AG.	988
381,495	*,e	Infinera Corp	2,216
404,000		Infortrend Technology, Inc	218
53,718		Ingenico	3,056
330,359	*	Ingram Micro, Inc (Class A)	5,590
6,625,739	*	InnoLux Display Corp	3,583
203,145	*,e	Insight Enterprises, Inc	3,529
4,345,000		Inspur International Ltd	164
149,541	e	InterDigital, Inc	6,146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,059		Interflex Co Ltd	$357
268,008	*	Intermec, Inc	2,643
92,804	*,e	Intevac, Inc	424
35,122		INTOPS Co Ltd	919
373,054	*,e	InvenSense, Inc	4,145
2,696,423		Inventec Co Ltd	1,041
45,889	e	IPG Photonics Corp	3,058
6,900	*	ITC Networks Corp	53
682,357		ITEQ Corp	700
52,418	*	Itron, Inc	2,335
21,751		Ituran Location and Control Ltd	293
154,220	*,e	Ixia	2,619
494,398		Jabil Circuit, Inc	9,537
11,610		Jahwa Electronics Co Ltd	199
308,000		Japan Aviation Electronics Industry Ltd	2,290
18,900		Japan Cash Machine Co Ltd	157
22,000		Japan Digital Laboratory Co Ltd	247
55,535	*,e	Japan Radio Co Ltd	154
3,337,600		JCY International BHD	686
5,399,780	*	JDS Uniphase Corp	73,113
132,847		Jenoptik AG.	1,304
62,700		Jentech Precision Industrial Co Ltd	146
153,528	*	Jess-Link Products Co Ltd	139
3,062,000	e	Ju Teng International Holdings Ltd	1,476
3,132,632	*	Juniper Networks, Inc	61,619
33,700		Kaga Electronics Co Ltd	299
15,400	*	Kanematsu Electronics Ltd	178
7,429	e	Kapsch TrafficCom AG.	466
187,037	*,e	Kemet Corp	941
36,598	*,e	Key Tronic Corp	375
13,786		Keyence Corp	3,823
796,700		Kingboard Chemical Holdings Ltd	2,877
1,500,000	e	Kingboard Laminates Holdings Ltd	696
1,931,000		Kinpo Electronics	432
42,000	e	Koa Corp	339
1,152,350		Konica Minolta Holdings, Inc	8,293
11,090	*	Korea Circuit Co Ltd	225
46,641		Kudelski S.A.	487
59,337	*	KVH Industries, Inc	830
131,648		Kyocera Corp	11,936
368,632		Laird Group plc	1,246
325,462		Largan Precision Co Ltd	8,767
960		LEM Holding S.A.	530
12,350,200	e	Lenovo Group Ltd	11,388
93,658	e	Lexmark International, Inc (Class A)	2,172
11,420	*	LG Innotek Co Ltd	882
329,332	*	LG.Philips LCD Co Ltd	9,714
1,194,314		LITE-ON IT Corp	1,032
2,604,461		Lite-On Technology Corp	3,476
109,400		Littelfuse, Inc	6,751
558,762	*,e	Logitech International S.A.	4,290
55,753		Loral Space & Communications, Inc	3,047

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

69,000		Lotes Co Ltd	$215
344,975		Lumax International Corp Ltd	734
22,800		Macnica, Inc	453
145,000		Marubun Corp	624
7,300	e	Maruwa Co Ltd	248
102,784	*,e	Maxwell Technologies, Inc	852
54,182	*,e	Measurement Specialties, Inc	1,862
37,600	e	Meiko Electronics Co	299
12,100	e	Melco Holdings, Inc	213
136,929	*,e	Mercury Computer Systems, Inc	1,260
11,289		Mesa Laboratories, Inc	566
135,855		Methode Electronics, Inc	1,363
2,471,000		Micro-Star International Co Ltd	1,196
172,000		MIN AIK Technology Co Ltd	526
1,731,000		Mitac International	624
1,000		Mitsui Knowledge Industry Co Ltd	164
119,400		Mitsumi Electric Co Ltd	699
218,975	e	Molex, Inc	5,985
773,414		Motorola, Inc	43,064
56,965		MTS Systems Corp	2,901
35,871	*	Multi-Fineline Electronix, Inc	725
344,269		Murata Manufacturing Co Ltd	20,309
568,850		Nan Ya Printed Circuit Board Corp	708
458,000		Nanjing Panda Electronics	124
136,120		National Instruments Corp	3,513
234,421	*	NCR Corp	5,973
2,745,382	*	NEC Corp	5,791
17,683		NEC Mobiling Ltd	718
84,377	*,e	Neonode, Inc	410
65,180	*,e	Neopost S.A.	3,457
1,319,632	*	NetApp, Inc	44,274
153,301	*,e	Netgear, Inc	6,043
76,000		Newmax Technology Co Ltd	158
171,668	*	Newport Corp	2,309
68,026	e	Nichicon Corp	585
24,200		Nidec Copal Electronics Corp	116
19,400		Nihon Dempa Kogyo Co Ltd	255
19,800		Nippon Ceramic Co Ltd	301
183,000	*,e	Nippon Chemi-Con Corp	392
1,163,604		Nippon Electric Glass Co Ltd	6,626
31,000		Nohmi Bosai Ltd	210
3,747,816	e	Nokia Oyj	14,810
43,834		Nolato AB (B Shares)	529
19,850		Nortel Networks Netas Telekomunikasyon AS	123
40,166	*,e	Numerex Corp	528
229,905	*,e	OCZ Technology Group, Inc	439
997,000	*	Oki Electric Industry Co Ltd	1,223
737,253		Omron Corp	17,696
1,240,000		O-Net Communications Group	352
69,772	*,e	Oplink Communications, Inc	1,087
34,000	*	Osaki Electric Co Ltd	187
121,673	*	OSI Systems, Inc	7,792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

378,873		Pace plc	$1,156
21,696	*,e	Palo Alto Networks, Inc	1,161
806,990	*	Pan-International Industrial	757
72,928	e	Park Electrochemical Corp	1,876
279,241	*,e	Parkervision, Inc	567
16,970	*	Parrot S.A.	639
41,009		Partron Co Ltd	753
188,000	*	PAX Global Technology Ltd	39
34,275	e	PC Connection, Inc	394
73,463	e	PC-Tel, Inc	529
1,907,217		Pegatron Technology Corp	2,484
206,232		Pinnacle Technology Holdings Ltd	448
179,220		Plantronics, Inc	6,608
222,124	*	Plexus Corp	5,731
223,893	*	Polycom, Inc	2,342
21,100	*	Positivo Informatica S.A.	52
421,759	*,e	Power-One, Inc	1,733
990,130		Premier Farnell plc	3,154
922,000		Prime View International Co Ltd	709
68,239	*	Procera Networks, Inc	1,266
6,913,000	*	PT Agis Tbk	341
481,000	*	PT Erajaya Swasembada Tbk	148
528,401	*	QLogic Corp	5,141
9,482,789		Qualcomm, Inc	588,123
2,932,532		Quanta Computer, Inc	6,941
356,000		Quanta Storage, Inc	217
1,146,093	*,e	Quantum Corp	1,421
128,007	*,e	Rackable Systems, Inc	1,309
83,112	*,e	Radisys Corp	248
151,810	*,e	RealD, Inc	1,702
37,087		Redington India Ltd	59
86,386		Renishaw plc	2,933
29,200	*,e	Research In Motion Ltd (Canada)	346
48,030		Richardson Electronics Ltd	544
305,799	e	Ricoh Co Ltd	3,246
31,700		Riso Kagaku Corp	594
3,588,000	*	Ritek Corp	496
237,967	*	Riverbed Technology, Inc	4,693
102,899	*	Rofin-Sinar Technologies, Inc	2,231
57,210	*,e	Rogers Corp	2,841
11,200		Roland DG Corp	132
23,234	*	Ruckus Wireless, Inc	523
80,600		Ryosan Co Ltd	1,430
32,700		Ryoyo Electro Corp	305
26,440		Sam Young Electronics Co Ltd	215
130,723		Samsung Electro-Mechanics Co Ltd	12,220
82,651		Samsung SDI Co Ltd	11,731
1,968,458	*	SanDisk Corp	85,746
158,413	*	Sandvine Corp	210
418,151	*	Sanmina Corp	4,629
57,000		Sanshin Electronics Co Ltd	385
6,022	*	Sapphire Technology Co Ltd	155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

105,201	*	Scansource, Inc	$3,342
492,981	e	Seagate Technology, Inc	15,026
366,100	e	Seiko Epson Corp	2,986
411,000		Senao International Co Ltd	1,359
735,000		Sercomm Corp	1,080
30,721		SFA Engineering Corp	1,361
308,800		Shanghai Potevio Co Ltd	169
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	110
56,289		Shimadzu Corp	384
41,400		Shinko Shoji Co Ltd	346
228,091	*,e	ShoreTel, Inc	967
58,811	*	Sierra Wireless, Inc	468
18,600		Siix Corp	216
788,000		SIM Technology Group Ltd	30
339,912		Simplo Technology Co Ltd	1,728
611,000		Sinbon Electronics Co Ltd	559
10,848		Sindoh Co Ltd	638
1,089,000	*	Sintek Photronic Corp	383
161,000		Sirtec International Co Ltd	203
16,802		S-MAC Co Ltd/Korea	265
86,000		SMK Corp	233
861,770	*	Sonus Networks, Inc	1,465
174,020		Spectris plc	5,873
1,346,843		Spirent Communications plc	3,349
120,200	e	Star Micronics Co Ltd	1,207
154,809	*	STEC, Inc	763
360,310	*	Sterlite Technologies Ltd	206
42,038	*,e	Stratasys Ltd	3,369
238,000		Sunrex Technology Corp	103
97,957	*,e	Super Micro Computer, Inc	999
14,356		Suprema, Inc	235
656,686	*	SVA Electron Co Ltd	224
66,197	e	Sycamore Networks, Inc	148
171,581	*	Symmetricom, Inc	990
119,758	*,e	Synaptics, Inc	3,589
526,000		Syncmold Enterprise Corp	921
93,110	*	SYNNEX Corp	3,201
1,572,023		Synnex Technology International Corp	2,911
165,972		Taiflex Scientific Co Ltd	211
955,891		Taiwan PCB Techvest Co Ltd	1,412
184,003	e	Taiyo Yuden Co Ltd	1,629
82,000	e	Tamura Corp	184
2,238,000	e	TCL Communication Technology Holdings Ltd	710
116,876	e	TDK Corp	4,256
94,720	*	Tech Data Corp	4,313
750,000	*	Tech Pro Technology Development Ltd	276
1,489,113		Tellabs, Inc	3,395
62,057		Telular Corp	588
29,091		Tessco Technologies, Inc	644
654,618		Test Research, Inc	1,235
67,149		TKH Group NV	1,738
107,000	*,e	Toko, Inc	273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,625		Tong Hsing Electronic Industries Ltd	$534
63,400	e	Topcon Corp	545
1,785		Topoint Technology Co Ltd	1
13,746,371		Toshiba Corp	54,411
447,000		Toshiba TEC Corp	2,276
35,900		Toyo Corp/Chuo-ku	402
882,688		TPK Holding Co Ltd	15,806
2,742,000	e	Tpv Technology Ltd	752
462,343	*	Trimble Navigation Ltd	27,639
487,832		Tripod Technology Corp	1,055
4,066,000		Truly International Holdings	929
214,582		TT electronics plc	502
193,217	*	TTM Technologies, Inc	1,778
512,039		TXC Corp	849
36,792	e	Ubiquiti Networks, Inc	447
12,222		U-Blox AG.	523
211,200		Uchi Technologies BHD	80
11,326		Uju Electronics Co Ltd	295
83,000		Uniden Corp	189
1,454,756		Unimicron Technology Corp	1,554
253,937		Unitech Printed Circuit Board Corp	89
140,753	*,e	Universal Display Corp	3,606
367,795		Venture Corp Ltd	2,439
135,986	*,e	Viasat, Inc	5,290
11,639	*,e	Viasystems Group, Inc	142
1,479,635	*	Vishay Intertechnology, Inc	15,728
52,462	*	Vishay Precision Group, Inc	694
35,186		Vivotek, Inc	110
1,634,000		VST Holdings Ltd	358
197,100	e	Vtech Holdings Ltd	2,225
442		Wacom Co Ltd	1,164
44,042		Wah Hong Industrial Corp	66
1,828,767		Wah Lee Industrial Corp	2,498
476,769	*	Walsin Technology Corp	117
1,016,000		Wasion Group Holdings Ltd	484
574,350		Weikeng Industrial Co Ltd	415
198,508	*,e	Westell Technologies, Inc	367
1,298,039	e	Western Digital Corp	55,154
142,800	e	Wi-Lan, Inc	650
45,096	*	Wincor Nixdorf AG.	2,127
6,954,962		Wintek Corp	3,712
2,549,270		Wistron Corp	2,669
738,301		Wistron NeWeb Corp	1,255
2,727,383		WPG Holdings Co Ltd	3,590
319,679		WT Microelectronics Co Ltd	399
308,000	*	WUS Printed Circuit Co Ltd	132
4,034,980		Xerox Corp	27,519
15,750	*,b,m	Ya Hsin Industrial Co Ltd	0	^
2,213,000	*	Yageo Corp	705
76,793		Yamatake Corp	1,553
157,203		Yaskawa Electric Corp	1,517
222,385		Yokogawa Electric Corp	2,438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

141,000		Young Fast Optoelectronics Co Ltd	$289
66,074	*	Zebra Technologies Corp (Class A)	2,595
1,560,500		Zhen Ding Technology Holding Ltd	3,865
229,000		Zinwell Corp	197
827,947	e	ZTE Corp	1,422
94,839	*,e	Zygo Corp	1,489
545,000		Zyxel Communications	269

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,951,354

TELECOMMUNICATION SERVICES - 2.9%
385,200	*,e	8x8, Inc	2,847
2,567,800		Advanced Info Service PCL	17,661
155,879	e	AFK Sistema (GDR)	3,189
74,785		Allied Technologies Ltd	344
183,469		Amcon Telecommunications Ltd	286
62,675,430		America Movil S.A. de C.V. (Series L)	72,245
18,667,632	e	AT&T, Inc	629,286
32,413		Atlantic Tele-Network, Inc	1,190
550,833	*,e	Avanti Communications Group plc	2,233
1,308,000	*,e	Axtel SAB de CV	294
345,318	e	BCE, Inc	14,799
269,038	e	Belgacom S.A.	7,913
136,692	e	Bell Aliant Regional Communications Income Fund	3,617
2,362,510		Bezeq Israeli Telecommunication Corp Ltd	2,737
2,589,551	*	Bharti Airtel Ltd	15,096
56,799	*,e	Boingo Wireless, Inc	429
18,684,704	*	BT Group plc	71,286
3,641,125		Cable & Wireless plc	2,104
97,663	*	Cbeyond Communications, Inc	883
62,941		Cellcom Israel Ltd	526
2,332,996	e	CenturyTel, Inc	91,267
5,032,921		China Communications Services Corp Ltd	2,941
9,474,390	e	China Mobile Hong Kong Ltd	111,492
19,493,889	e	China Telecom Corp Ltd	11,023
7,908,201	e	China Unicom Ltd	12,858
509,933		Chorus Ltd	1,248
4,860,337		Chunghwa Telecom Co Ltd	15,833
951,974	*	Cincinnati Bell, Inc	5,217
1,678,000	e	Citic 1616 Holdings Ltd	459
3,282,000	*	Citic 21CN Co Ltd	193
436,000		City Telecom (HK) Ltd	153
809,306	*,e	Clearwire Corp (Class A)	2,339
163,547		Cogent Communications Group, Inc	3,703
559,538	*	Colt Telecom Group S.A.	903
252,074	e	Consolidated Communications Holdings, Inc	4,013
913,670	*	Crown Castle International Corp	65,930
4,318,551		Deutsche Telekom AG.	49,158
5,309,900		Digi.Com BHD	9,229
142,075	*	Drillisch AG.	2,101
10,786		Elisa Oyj (Series A)	239
264,827		Empresa Nacional de Telecomunicaciones S.A.	5,476
78,441	*,e	Fairpoint Communications, Inc	623

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,040,919		Far EasTone Telecommunications Co Ltd	$7,765
1,494,594		France Telecom S.A.	16,581
304,557	e	Freenet AG.	5,644
2,445,600	e	Frontier Communications Corp	10,467
142,129	*,e	General Communication, Inc (Class A)	1,363
57,175		Globe Telecom, Inc	1,526
26,528	*,e	Hawaiian Telcom Holdco, Inc	517
294,439	*	Hellenic Telecommunications Organization S.A.	2,011
63,070	e	HickoryTech Corp	614
2,369,959		HKT Trust and HKT Ltd	2,328
3,486,651		Hutchison Telecommunications Hong Kong Holdings Ltd	1,613
267,093	*	Idea Cellular Ltd	510
148,438		IDT Corp (Class B)	1,416
269,482	e	iiNET Ltd	1,288
23,354		Iliad S.A.	4,009
196,532	*,e	inContact, Inc	1,018
278,452		Inmarsat plc	2,684
167,463	*,e	Iridium Communications, Inc	1,129
9,380,900		Jasmine International PCL	1,664
279,401	*	Jazztel plc	1,947
1,188,015	*	Kcom Group plc	1,423
220,100	e	KDDI Corp	15,560
213,212		KT Corp	7,090
212,290	*,e	Leap Wireless International, Inc	1,412
5,349,191	*,e	Level 3 Communications, Inc	123,620
282,926		LG Telecom Ltd	2,070
64,088	e	Lumos Networks Corp	642
122,336		M2 Telecommunications Group Ltd	537
926,944		Magyar Telekom	1,581
253,702	*	Mahanagar Telephone Nigam	124
163,599		Manitoba Telecom Services, Inc	5,339
168,460		Maroc Telecom	2,108
2,464,500		Maxis BHD	5,359
25,000	*	MegaFon OAO (ADR)	595
4,230,347	*	MetroPCS Communications, Inc	42,050
35,928	e	Millicom International Cellular S.A.	3,119
803,152	e	Mobile TeleSystems (ADR)	14,979
508,809		MobileOne Ltd	1,129
35,495		Mobistar S.A.	912
2,992,322		MTN Group Ltd	62,984
781,847	*	Netia S.A.	1,081
102,391		Neutral Tandem, Inc	263
397,496	*,e	NII Holdings, Inc (Class B)	2,834
628,511		Nippon Telegraph & Telephone Corp	26,462
103,798	e	NTELOS Holdings Corp	1,361
7,385		NTT DoCoMo, Inc	10,646
616,982		Oi S.A.	2,760
1,263,090		Oi S.A.(Pref)	5,133
3,534,686	*	Orascom Telecom Holding SAE	2,206
3,537,903		Orascom Telecom Media And Technology Holding SAE	306
131,249	*	Orbcomm, Inc	514
108,076		Partner Communications	648

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

8,268,161	e	PCCW Ltd	$3,654
56,017		Philippine Long Distance Telephone Co	3,462
386,362	e	Portugal Telecom SGPS S.A.	1,924
211,997	*	Premiere Global Services, Inc	2,073
70,062	e	Primus Telecommunications Group, Inc	762
2,429,000		PT Excelcomindo Pratama	1,441
1,354,676		PT Indosat Tbk	909
22,456,921		PT Telekomunikasi Indonesia Tbk (Series B)	21,166
109,837		QSC AG.	307
697,543		Reliance Communication Ventures Ltd	952
617,820	e	Rogers Communications, Inc (Class B)	28,049
320,415	e	Rostelecom (ADR)	7,804
1,189,730		Royal KPN NV	5,884
2,248,231	*	SBA Communications Corp (Class A)	159,669
91,395	e	Shenandoah Telecom Co	1,399
7,098,773		Singapore Telecommunications Ltd	19,316
300,866	*	SK Broadband Co Ltd	1,314
22,836		SK Telecom Co Ltd	3,256
1,215,389		SmarTone Telecommunications Holding Ltd	2,228
1,315,279		Softbank Corp	48,193
298,376		Sonaecom - SGPS S.A.	582
11,498,911	*	Sprint Nextel Corp	65,199
1,323,321		StarHub Ltd	4,145
31,229		Swisscom AG.	13,532
3,352,443		Taiwan Mobile Co Ltd	12,389
1,579,478		TalkTalk Telecom Group plc	5,994
1,040,490	*	Tata Teleservices Maharashtra Ltd	229
3,021,482		TDC AS	21,408
122,332		Tele2 AB (B Shares)	2,211
5,000,884		Telecom Corp of New Zealand Ltd	9,466
434,272		Telecom Egypt	966
5,733,627		Telecom Italia RSP	4,563
7,419,190		Telecom Italia S.p.A.	6,730
618,917		Telefonica Brasil S.A.	14,812
165,800	e	Telefonica O2 Czech Republic AS	2,823
3,011,860	*	Telefonica S.A.	40,778
17,849		Telekom Austria AG.	136
1,408,400		Telekom Malaysia BHD	2,782
979,875	*	Telekomunikacja Polska S.A.	3,865
40,198		Telenet Group Holding NV	1,892
1,427,221		Telenor ASA	29,061
386,872		Telephone & Data Systems, Inc	8,565
4,631,491		TeliaSonera AB	31,443
192,672	*	Telkom S.A. Ltd	384
11,818,782		Telstra Corp Ltd	53,855
207,529	e	TELUS Corp, non-voting shares	13,494
398,400	*	Thaicom PCL	302
1,155,608		Tim Participacoes S.A.	4,628
754,720		Time dotCom BHD	980
4,256,900		TM International BHD	9,207
4,564,500	*	Tower Bersama Infrastructure	2,702
159,885	*,e	Towerstream Corp	520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

567,249	e	TPG Telecom Ltd	$1,541
8,406	*	Tulip Telecom Ltd	5
695,514		Turk Telekomunikasyon AS	2,704
1,615,693	*	Turkcell Iletisim Hizmet AS	10,499
3,290,862	*	tw telecom inc (Class A)	83,818
50,432	*	US Cellular Corp	1,777
76,117		USA Mobility, Inc	889
9,742,303		Verizon Communications, Inc	421,550
661,776		Vivendi Universal S.A.	14,967
549,911	e	Vodacom Group Pty Ltd	8,093
56,661,426	*	Vodafone Group plc	142,632
537,319		Vodafone Group plc (ADR)	13,535
749,042	*	Vonage Holdings Corp	1,775
816,026	e	Windstream Corp	6,757
28,625		Ziggo NV	936

		TOTAL TELECOMMUNICATION SERVICES	3,053,187

TRANSPORTATION - 2.1%
469,275		Abertis Infraestructuras S.A. (Continuous)	7,751
25,771		Aeroports de Paris	1,995
53,088	*,e	Air Berlin plc	108
16,643,300		Air China Ltd	14,252
190,169	*	Air France-KLM	1,783
1,005,475		Air New Zealand Ltd	1,081
198,727	*	Air Transport Services Group, Inc	797
2,551,400		AirAsia BHD	2,296
404,200		Airports of Thailand PCL	1,288
369,318	*	Alaska Air Group, Inc	15,914
552,552		All America Latina Logistica S.A.	2,243
4,166,324	e	All Nippon Airways Co Ltd	8,753
52,971		Allegiant Travel Co	3,889
48,087		Amerco, Inc	6,098
624,000		Anhui Expressway Co	356
2,340,636		Ansaldo STS S.p.A.	21,909
992		AP Moller - Maersk AS (Class A)	7,065
2,168		AP Moller - Maersk AS (Class B)	16,418
145,137		Arkansas Best Corp	1,386
217,700		Arteris S.A.	2,015
705,927		Asciano Group	3,453
165,040	*	Asiana Airlines	961
93,590	*	Atlas Air Worldwide Holdings, Inc	4,147
1,816,732		Auckland International Airport Ltd	4,021
1,058,133		Australian Infrastructure Fund	3,417
96,207		Autostrada Torino-Milano S.p.A.	994
593,751		Autostrade S.p.A.	10,782
371,631	*	Avis Budget Group, Inc	7,366
989,200		Bangkok Expressway PCL	1,127
331,000	*	Bangkok Metro PCL	8
689,251		BBA Aviation plc	2,515
8,129,200		Beijing Capital International Airport Co Ltd	5,901
222,414		Brisa-Auto Estradas de Portugal S.A.	635
1,042,128	*	Brockman Mining Ltd	60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,181,772		BTS Group Holdings PCL	$277
717,768	e	Canadian National Railway Co	65,181
225,396	e	Canadian Pacific Railway Ltd	22,905
985,020	e	Canadian Pacific Railway Ltd (Toronto)	99,918
1,199,773	e	Cathay Pacific Airways Ltd	2,228
375,290		Cebu Air, Inc	565
117,870	*,e	Celadon Group, Inc	2,130
14,613	*	Celebi Hava Servisi	165
303,100		Central Japan Railway Co	24,599
894,955		CH Robinson Worldwide, Inc	56,579
2,881,337		China Airlines	1,195
1,528,930	e	China Merchants Holdings International Co Ltd	4,993
5,236,800	*,e	China Shipping Container Lines Co Ltd	1,550
1,879,300	e	China Shipping Development Co Ltd	1,105
8,676,000	e	China Southern Airlines Co Ltd	4,436
254,000		Chinese Maritime Transport Ltd	338
1,613,448		Cia de Concessoes Rodoviarias	15,327
76,700		Cia de Locacao das Americas	457
13,380		Clarkson plc	261
2,888,631		ComfortDelgro Corp Ltd	4,250
12,985	*	Compagnie Maritime Belge S.A.	246
8,170,245		Compania SudAmericana de Vapores S.A.	730
91,190		Con-Way, Inc	2,537
199,354		Copa Holdings S.A. (Class A)	19,826
3,647,475	*,e	COSCO Holdings	1,832
3,884,927		COSCO Pacific Ltd	5,633
360,433		Costamare, Inc	5,017
5,895,660		CSX Corp	116,321
492,000		CWT Ltd	498
27,626		D/S Norden	801
173,000	*,e	Daiichi Chuo Kisen Kaisha	163
892,050		Dazhong Transportation Group Co Ltd	473
4,829,069	*	Delta Air Lines, Inc	57,321
338,583		Deutsche Lufthansa AG.	6,401
2,264,630		Deutsche Post AG.	49,880
6,580		Dfds AS	297
159,558		DSV AS	4,128
744,825		East Japan Railway Co	48,163
539,087		easyJet plc	6,781
48,935	*,e	Echo Global Logistics, Inc	879
271,134		EcoRodovias Infraestrutura e Logistica S.A.	2,291
1,865,572	*	Eva Airways Corp	1,097
294,000		Evergreen International Storage & Transport Corp	206
1,999,522	*	Evergreen Marine Corp Tawain Ltd	1,201
4,200		Exchange Income Corp	109
354,779		Expeditors International of Washington, Inc	14,031
1,775,838		FedEx Corp	162,880
978,692	*	Firstgroup plc	3,379
15,194	e	Flughafen Wien AG.	867
8,724		Flughafen Zuerich AG.	4,040
155,414		Forward Air Corp	5,441
30,720		Fraport AG. Frankfurt Airport Services Worldwide	1,792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

299,193		Freightways Ltd	$1,054
236,000	e	Fukuyama Transporting Co Ltd	1,200
6,917		Gateway Distriparks Ltd	18
515,960	*	Gemina S.p.A.	731
105,796	*,e	Genco Shipping & Trading Ltd	369
168,775	*	Genesee & Wyoming, Inc (Class A)	12,840
218,119		Globaltrans Investment plc (GDR)	3,601
17,973		GLOVIS Co Ltd	3,741
84,631		Go-Ahead Group plc	1,775
1,675,406	*	Gol Linhas Aereas Inteligentes S.A.	10,556
433,000	*	Golden Ocean Group Ltd	309
1,115,517		Grindrod Ltd	2,086
403,454		Groupe Eurotunnel S.A.	3,135
19,300	*,e	Grupo Aeromexico SAB de C.V.	29
215,800	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	585
816,891	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,649
205,500		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	2,327
303,560		Guangdong Provincial Expressway Development Co Ltd	106
1,214,000	e	GZI Transportation Ltd	590
132,000		Hainan Meilan International Airport Co Ltd	90
40,649	e	Hamburger Hafen und Logistik AG.	961
119,890	*	Hanjin Shipping Co Ltd	1,351
22,140	*	Hanjin Shipping Holdings Co Ltd	118
4,330		Hanjin Transportation Co Ltd	80
1,087,000	*	Hankyu Hanshin Holdings, Inc	5,620
186,391	*	Hawaiian Holdings, Inc	1,225
254,803	e	Heartland Express, Inc	3,330
5,710,489	*	Hertz Global Holdings, Inc	92,910
62,100		Hitachi Transport System Ltd	907
7,585	e	Hopewell Highway Infrastructure Ltd	4
215,872	*	Hub Group, Inc (Class A)	7,253
4,806,294		Hutchison Port Holdings Trust	3,847
52,581	*	Hyundai Merchant Marine Co Ltd	1,165
107,757		Iino Kaiun Kaisha Ltd	395
1,864,175	*	International Consolidated Airlines	5,534
1,943,990		International Container Term Services, Inc	3,512
19,967		International Shipholding Corp	329
40,462		Irish Continental Group plc	1,033
665,027		J.B. Hunt Transport Services, Inc	39,709
120,200	*	Japan Airlines Co Ltd	5,167
43,155		Japan Airport Terminal Co Ltd	445
43,602	*	Jet Airways India Ltd	448
821,051	*,e	JetBlue Airways Corp	4,688
2,038,000	e	Jiangsu Express	2,122
166,000	*	Jinzhou Port Co Ltd	62
99,500		Julio Simoes Logistica S.A.	680
479,083		Kamigumi Co Ltd	3,823
593,297		Kansas City Southern Industries, Inc	49,528
2,410,300	*,e	Kawasaki Kisen Kaisha Ltd	3,701
375,963	e	Keihin Electric Express Railway Co Ltd	3,338
433,104	e	Keio Corp	3,229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

195,128		Keisei Electric Railway Co Ltd	$1,647
1,191,487	e	Kintetsu Corp	4,882
16,400		Kintetsu World Express, Inc	548
140,355	*	Kirby Corp	8,687
214,512		Knight Transportation, Inc	3,138
50,434		Koninklijke Vopak NV	3,565
45,194	*	Korean Air Lines Co Ltd	1,925
41,555		Kuehne & Nagel International AG.	5,010
326,091		Lan Airlines S.A.	7,663
196,557		Landstar System, Inc	10,311
393,700	*	LLX Logistica S.A.	461
167,592		Localiza Rent A Car	3,069
42,200	*	Log-in Logistica Intermodal S.A.	176
534,593	*	Macquarie Atlas Roads Group	931
133,033	e	Mainfreight Ltd	1,292
836,300		Malaysia Airports Holdings BHD	1,425
344,500	*	Malaysian Airline System BHD	80
246,800		Malaysian Bulk Carriers BHD	108
89,617	e	Marten Transport Ltd	1,648
102,000		Maruzen Showa Unyu Co Ltd	293
136,483		Matson, Inc	3,374
255,772		Mermaid Marine Australia Ltd	915
2,067,500	*	MISC BHD	2,920
88,556		Mitsubishi Logistics Corp	1,271
1,006,358		Mitsui OSK Lines Ltd	2,998
123,610		Mitsui-Soko Co Ltd	495
2,069,108		MTR Corp	8,199
479,197		Mundra Port and Special Economic Zone Ltd	1,191
521,818		National Express Group plc	1,748
1,811,433	*,e	Neptune Orient Lines Ltd	1,725
897,134		Nippon Express Co Ltd	3,707
157,100		Nippon Konpo Unyu Soko Co Ltd	1,840
2,048,606		Nippon Yusen Kabushiki Kaisha	4,822
96,000		Nissin Corp	237
535,640		Norfolk Southern Corp	33,124
185,403		Northgate plc	933
27,912	*	Norwegian Air Shuttle AS	729
489,763	e	Odakyu Electric Railway Co Ltd	5,096
82,987		Oesterreichische Post AG.	3,418
577,126	*	Old Dominion Freight Line	19,784
172,976		Orient Overseas International Ltd	1,142
156,412	*	Pacer International, Inc	610
2,203,290	e	Pacific Basin Shipping Ltd	1,256
17,556		Panalpina Welttransport Holding AG.	1,788
33,235	*	Park-Ohio Holdings Corp	708
27,530	*,e	Patriot Transportation Holding, Inc	783
654,700		Pos Malaysia & Services Holdings BHD	748
550,600		Precious Shipping PCL	256
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
3,667,000		PT Cardig Aero Services Tbk	278
392,000		PT Citra Marga Nusaphala Persada Tbk	69
17,298,500	*	PT Garuda Indonesia Tbk	1,191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,968,000		PT Jasa Marga Tbk	$3,381
7,139,000	*	PT Trada Maritime Tbk	855
1,492,771	*	Qantas Airways Ltd	2,338
1,874,512		QR National Ltd	7,371
71,381	*	Quality Distribution, Inc	428
573,761		Qube Logistics Holdings Ltd	1,008
65,673	*,e	Rand Logistics, Inc	427
171,412	*,e	Republic Airways Holdings, Inc	974
479,000		Road King Infrastructure	422
74,532	*	Roadrunner Transportation Services Holdings, Inc	1,352
46,434		Ryanair Holdings plc	292
221,296	e	Ryanair Holdings plc (ADR)	7,586
160,907		Ryder System, Inc	8,034
594,707		Sagami Railway Co Ltd	2,073
85,472	*	Saia, Inc	1,976
96	*,m	SAir Group	0	^
368,000		Sankyu, Inc	1,393
99,400		Santos Brasil Participacoes S.A.	1,418
232,067	*,e	SAS AB	282
27,060		Sebang Co Ltd	446
452,287		Seino Holdings Corp	2,869
219,000		Senko Co Ltd	960
499,600		Shandong Airlines Co Ltd	688
310,560	m	Shanghai Jinjiang International Investment Holdings Co	235
141,400		Shenzhen Chiwan Petroleum	202
259,100	m	Shenzhen Chiwan Wharf Holdings Ltd	350
876,000	e	Shenzhen Expressway Co Ltd	340
22,047,500		Shenzhen International Holdings	2,329
58,000		Shibusawa Warehouse Co Ltd	180
359,000		Shih Wei Navigation Co Ltd	276
118,000	*	Shinwa Kaiun Kaisha Ltd	173
1,886,500	e	Shun TAK Holdings Ltd	1,033
1,832,000	*,e	Sichuan Expressway Co Ltd	667
480,000		Sincere Navigation	430
242,005		Singapore Airlines Ltd	2,146
1,578,000		Singapore Airport Terminal Services Ltd	3,768
3,807,419		Singapore Post Ltd	3,588
2,662,000		Sinotrans Ltd	435
2,700,000		Sinotrans Shipping Ltd	662
2,167,000		SITC International Co Ltd	736
30,225		Sixt AG.	626
35,027		Sixt AG. (Preference)	638
125,327	*	Skymark Airlines, Inc	716
255,281		Skywest, Inc	3,181
1,246,048	e	SMRT Corp Ltd	1,723
11,065,075	*	Sociedad Matriz SAAM S.A.	1,327
186,429		Societa Iniziative Autostradali e Servizi S.p.A.	1,747
2,020,773	e	Southwest Airlines Co	20,693
2,181,751	*	SpiceJet Ltd	1,771
230,061	*	Spirit Airlines, Inc	4,077
579,986	*	Stagecoach Group plc	2,924
394,593	e	Stobart Group Ltd	673

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

51,449		Stolt-Nielsen S.A.	$1,065
73,400	e	Student Transportation, Inc	452
94,590		STX Pan Ocean Co Ltd	421
291,767		Sumitomo Warehouse Co Ltd	1,506
447,223	*	Swift Transportation Co, Inc	4,079
2,476,662		Sydney Airport	8,724
516,000		T.Join Transportation Co	872
214,000		Taiwan Navigation Co Ltd	185
856,299		TAV Havalimanlari Holding AS	4,386
55,000		Tegma Gestao Logistica	940
69,700		Thoresen Thai Agencies PCL	38
415,500	*	Tianjin Marine Shipping Co Ltd	178
5,676,000	e	Tianjin Port Development Holdings Ltd	817
580,000	*,e	Tiger Airways Holdings Ltd	345
235,005		TNT Express NV	2,615
524,566	*	TNT NV	2,046
759,534	*	Tobu Railway Co Ltd	4,028
1,504,170		Tokyu Corp	8,474
602,090		Toll Holdings Ltd	2,886
53,200		TPI-Triunfo Participacoes e Investimentos S.A.	325
208,000		Transasia Airways Corp	110
198,623	e	TransForce, Inc	3,966
1,029,110		Transurban Group	6,542
2,050,842	*	Turk Hava Yollari	7,234
1,950,318	*	UAL Corp	45,598
1,276,300		U-Ming Marine Transport Corp	2,049
2,745,744		Union Pacific Corp	345,195
2,481,778		United Parcel Service, Inc (Class B)	182,981
33,569		Universal Truckload Services, Inc	613
614,410	*,e	US Airways Group, Inc	8,295
562,334		UTI Worldwide, Inc	7,535
67,336	*	Virgin Australia Holdings Ltd	30
67,336	*,m	Virgin Australia Int Holdings	0	^
11,668		VTG AG.	187
70,508	*,e	Vueling Airlines S.A.	681
962,057	*	Wan Hai Lines Ltd	558
162,721		Werner Enterprises, Inc	3,526
76,540	*,e	Wesco Aircraft Holdings, Inc	1,011
512,792		West Japan Railway Co	20,202
50,300	e	Westshore Terminals Investment Corp	1,393
72,727		Wilh. Wilhelmsen ASA	656
347,550		Wisdom Marine Lines Co Ltd	502
5,872,000	*,e	Xiamen International Port Co Ltd	793
1,111,000		Xiangyu Dredging Holdings Ltd	297
64,498	*,e	XPO Logistics, Inc	1,121
296,957		Yamato Transport Co Ltd	4,513
4,211,415	*	Yang Ming Marine Transport	2,028
20,400		Yusen Air & Sea Service Co Ltd	204
3,166,000		Zhejiang Expressway Co Ltd	2,504
86,059	*,e	Zipcar, Inc	709

		TOTAL TRANSPORTATION	2,256,657

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 3.2%
1,610,254	e	A2A S.p.A.	$933
2,770,331		Aboitiz Power Corp	2,495
18,936		Acciona S.A.	1,414
939,017	e	ACEA S.p.A.	5,652
234,996		Actelios S.p.A.	302
1,495,226		AES Corp	15,999
5,422,843		AES Gener S.A.	3,483
146,244		AES Tiete S.A.	1,685
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
394,783	e	AGL Energy Ltd	6,347
212,868		AGL Resources, Inc	8,508
2,157,976		Aguas Andinas S.A.	1,531
42,810	*	Akenerji Elektrik Uretim AS	40
22,453		Alerion Industries S.p.A.	108
169,025	e	Algonquin Power & Utilities Corp	1,162
153,377		Allete, Inc	6,285
308,557		Alliant Energy Corp	13,549
312,123		Ameren Corp	9,588
61,141	*,e	American DG Energy, Inc	141
1,327,976		American Electric Power Co, Inc	56,678
133,319	e	American States Water Co	6,397
1,252,244		American Water Works Co, Inc	46,496
1,036,258		APA Group	5,982
182,201		Aqua America, Inc	4,632
35,354	e	Artesian Resources Corp	793
83,177	*	Ascopiave S.p.A.	140
99,397	e	Atco Ltd	8,066
403,653	e	Atlantic Power Corp	4,614
142,834	e	Atlantic Power Corp (Toronto)	1,627
115,938		Atmos Energy Corp	4,072
314,240		Avista Corp	7,576
999,923	*,e	Babcock & Brown Wind Partners	261
5,004,000	e	Beijing Enterprises Water Group Ltd	1,313
72,135	*	BF Utilities Ltd	447
2,324,000	*	Binhai Investment Co Ltd	132
19,553		BKW S.A.	672
236,247		Black Hills Corp	8,585
45,395	*	Boralex, Inc	418
60,971	*,e	Cadiz, Inc	483
241,148		California Water Service Group	4,425
6,490,857	*,e	Calpine Corp	117,679
108,365	e	Canadian Utilities Ltd	7,837
135,368		Capital Power Corp	3,093
7,042,482		Centerpoint Energy, Inc	135,568
685,741		Centrais Eletricas Brasileiras S.A.	2,120
313,024		Centrais Eletricas Brasileiras S.A. (Preference)	1,602
16,900		Centrais Eletricas de Santa Catarina S.A.	223
11,360,186		Centrica plc	62,000
30,864		CESC Ltd	181
389,908		CEZ AS	13,949
53,859		CH Energy Group, Inc	3,513

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

244,853	m	Challenger Infrastructure Fund	$3
54,004		Chesapeake Utilities Corp	2,452
863,852	e	Cheung Kong Infrastructure Holdings Ltd	5,336
1,018,000		China Datang Corp Renewable Power Co Ltd	132
4,524,000		China Gas Holdings Ltd	3,588
3,248,000	e	China Longyuan Power Group Corp	2,286
5,300,000	*,e	China Oil and Gas Group Ltd	886
5,113,000	e	China Power International Development Ltd	1,635
8,540,000	*	China Power New Energy Development Co Ltd	491
1,060,000	e	China Resources Gas Group Ltd	2,198
2,900,599		China Resources Power Holdings Co	7,473
2,302,000		China Water Affairs Group Ltd	716
695,642		Chubu Electric Power Co, Inc	9,283
316,691		Chugoku Electric Power Co, Inc	4,984
194,573		Cia de Saneamento Basico do Estado de Sao Paulo	8,255
78,400		Cia de Saneamento de Minas Gerais-COPASA	1,675
97		Cia de Transmissao de Energia Electrica Paulista	2
1,057,486		Cia Energetica de Minas Gerais	11,672
624,671		Cia Energetica de Sao Paulo (Class B)	5,916
67,700		Cia Energetica do Ceara	1,488
200,219		Cia Paranaense de Energia	3,100
223,822		Cleco Corp	8,955
1,479,883		CLP Holdings Ltd	12,434
1,192,750	e	CMS Energy Corp	29,079
11,436,399	*	Colbun S.A.	3,154
34,236		Connecticut Water Service, Inc	1,020
375,630	e	Consolidated Edison, Inc	20,862
68,725		Consolidated Water Co, Inc	509
2,585,575	*,e	Contact Energy Ltd	11,164
334,640		CPFL Energia S.A.	3,498
5,274,000	e	Datang International Power Generation Co Ltd	2,028
27,141	e	Delta Natural Gas Co, Inc	531
2,010,960		Dominion Resources, Inc	104,168
2,081,396		Drax Group plc	18,634
699,358		DTE Energy Co	41,996
2,059,525	e	DUET Group	4,468
3,530,687		Duke Energy Corp	225,258
1,468,657	*	E.ON AG.	27,546
8,499		E1 Corp	550
4,163,988		Edison International	188,171
366,701		EDP - Energias do Brasil S.A.	2,237
213,138		El Paso Electric Co	6,801
111,241		Electric Power Development Co	2,638
135,139	e	Electricite de France	2,504
75,052		Eletropaulo Metropolitana de Sao Paulo S.A.	616
45,918		Elia System Operator S.A.	2,073
243,148		Empire District Electric Co	4,955
795,610		Empresa Electrica del Norte Grande S.A.	1,868
4,725,515		Empresa Nacional de Electricidad S.A.	7,680
351,263	e	Enagas	7,525
438,314	*,e	Endesa S.A.	9,760
226,611		Enea S.A.	1,154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,274,341	*	Enel Green Power S.p.A	$2,374
12,305,717		Enel S.p.A.	51,185
352,743		Energias de Portugal S.A.	1,073
1,024,060	*,e	Energy World Corp Ltd	396
18,049,015		Enersis S.A.	6,628
258,897	e	Entergy Corp	16,505
1,767,661		Envestra Ltd	1,736
732,000	e	Epure International Ltd	352
226,200		Equatorial Energia S.A.	2,069
76,320	*	EVN AG.	1,190
3,301,907		Exelon Corp	98,199
425,000	*	Federal Grid Co Unified Energy System JSC (ADR)	1,279
2,298,200	*	First Gen Corp	1,250
851,250		First Philippine Holdings Corp	1,868
1,749,253		FirstEnergy Corp	73,049
253,072	e	Fortis, Inc	8,706
472,901		Fortum Oyj	8,853
624,159		GAIL India Ltd	4,101
417,500		Gas Malaysia Bhd	352
1,821,052	*	Gas Natural SDG S.A.	32,829
3,373,380		Gaz de France	69,478
82,805	e	Genie Energy Ltd	588
621,000		Glow Energy PCL	1,575
175,676		Great Plains Energy, Inc	3,568
140,000		Great Taipei Gas Co Ltd	101
7,136,000	e	Guangdong Investments Ltd	5,652
2,770		Gujarat Gas Co Ltd	15
194,239		Gujarat State Petronet Ltd	275
2,353,042	*	GVK Power & Infrastructure Ltd	591
126,346		Hawaiian Electric Industries, Inc	3,176
1,001,108		Hera S.p.A.	1,625
401,695		Hokkaido Electric Power Co, Inc	4,876
150,773		Hokuriku Electric Power Co	1,789
5,151,854	e	Hong Kong & China Gas Ltd	14,155
2,930,288	e	Hong Kong Electric Holdings Ltd	25,141
1,137,130	*	Huadian Energy Co Ltd	305
7,600,000	*	Huadian Power International Co	2,686
8,844,000	e	Huaneng Power International, Inc	8,262
723,000	e	Hyflux Ltd	765
7,407,416	*	Iberdrola S.A.	41,368
197,508		Idacorp, Inc	8,562
93,977	*	IDGC Holding JSC (GDR)	1,207
442,307	*	Indiabulls Infrastructure and Power Ltd	56
30,672		Indraprastha Gas Ltd	139
1,568,726	e	Infratil Ltd	2,943
169,951		Innergex Renewable Energy, Inc	1,768
105,867		Integrys Energy Group, Inc	5,528
493,960		Interconexion Electrica S.A.	2,684
818,007		Inversiones Aguas Metropolitanas S.A.	1,649
554,950		Iride S.p.A.	337
604,000		Isagen S.A. ESP	856
151,720	e	ITC Holdings Corp	11,669

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

167,325	e	Just Energy Income Fund	$1,596
1,183,371		Kansai Electric Power Co, Inc	12,428
3,193		Korea District Heating Corp	221
352,220	*	Korea Electric Power Corp	10,001
16,990		Korea Electronic Power Industrial Development Co Ltd	83
29,350		Korea Gas Corp	2,064
600		KyungDong City Gas Co Ltd	42
464,699		Kyushu Electric Power Co, Inc	5,298
81,695		Laclede Group, Inc	3,154
206,100		Light S.A.	2,247
154,871		Macquarie Power & Infrastructure Income Fund	627
260,400	*	Magma Energy Corp	113
7		Manila Electric Co	0	^
1,428,200		Manila Water Co, Inc	1,115
348,649		MDU Resources Group, Inc	7,405
81,432		MGE Energy, Inc	4,149
63,717		Middlesex Water Co	1,246
249,700	*	MPX Energia S.A.	1,360
135,007		National Fuel Gas Co	6,844
8,657,534	*	National Grid plc	99,297
150,086		New Jersey Resources Corp	5,946
1,437,712		NextEra Energy, Inc	99,475
827,594		NiSource, Inc	20,599
1,308,218		Northeast Utilities	51,125
104,059	e	Northland Power Income Fund	1,953
97,760		Northwest Natural Gas Co	4,321
193,733		NorthWestern Corp	6,728
1,683,944		NRG Energy, Inc	38,714
1,341,074		NTPC Ltd	3,853
1,006,581		NV Energy, Inc	18,259
50,163		Oest Elektrizitatswirts AG. (Class A)	1,246
1,403,034		OGE Energy Corp	79,005
117,100		Okinawa Electric Power Co, Inc	3,651
360,029	e	Oneok, Inc	15,391
63,141	e	Ormat Technologies, Inc	1,217
3,199,506	*	Osaka Gas Co Ltd	11,622
139,268	e	Otter Tail Corp	3,482
537,776	*	Pennon Group plc	5,489
294,353	e	Pepco Holdings, Inc	5,772
866,500		Petronas Gas BHD	5,531
1,075,505		PG&E Corp	43,214
264,865		Piedmont Natural Gas Co, Inc	8,293
584,225		Pinnacle West Capital Corp	29,784
402,995		PNM Resources, Inc	8,265
11,033,450		PNOC Energy Development Corp	1,818
947,959		Polska Grupa Energetyczna S.A.	5,593
362,397		Portland General Electric Co	9,915
2,057,403		Power Grid Corp of India Ltd	4,340
1,536,700		PPL Corp	43,996
27,297,000		PT Perusahaan Gas Negara	13,071
435,227	*	PTC India Ltd	590
136,291	*	Public Power Corp	1,073

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,020,518	e	Public Service Enterprise Group, Inc	$31,228
690,200	*	Puncak Niaga Holding BHD	268
7,280		Pusan City Gas Co Ltd	139
377,406		Questar Corp	7,458
1,100,000		Ratchaburi Electricity Generating Holding PCL	2,155
19,711	*,e	Red Electrica de Espana	974
202,285	e	Redes Energeticas Nacionais S.A.	549
154,259	*	Reliance Energy Ltd	1,489
832,271	*	Reliance Power Ltd	1,435
62,963		Rubis	4,305
1,495,557		RusHydro (ADR)	3,550
400,816		RWE AG.	16,625
299	e	RWE AG. (Preference)	11
7,762		Samchully Co Ltd	905
380,667		SCANA Corp	17,374
74,902	*	Scottish & Southern Energy plc	1,743
42,678		Sechilienne-Sidec	810
2,297,834		Sempra Energy	163,008
170,454	*	Severn Trent plc	4,386
193,050		Shikoku Electric Power Co, Inc	3,080
59,000		Shizuoka Gas Co Ltd	400
52,672	e	SJW Corp	1,401
200,327		Snam Rete Gas S.p.A.	935
111,693	e	South Jersey Industries, Inc	5,622
2,630,708		Southern Co	112,621
227,432		Southwest Gas Corp	9,645
2,333,691		SP AusNet	2,712
3,235,137	g	Spark Infrastructure Group	5,656
201,295		Suez Environnement S.A.	2,428
1,085,450		Taiwan Cogeneration Corp	708
1,493,639		Tata Power Co Ltd	3,041
1,419,621		Tauron Polska Energia S.A.	2,181
278,290	e	TECO Energy, Inc	4,664
107,047		Telecom Plus plc	1,608
7,063,418		Tenaga Nasional BHD	16,058
50,201		Terna Energy S.A.	221
155,921		Terna Rete Elettrica Nazionale S.p.A.	624
3,045,800		Thai Tap Water Supply PCL	920
362,208		Toho Gas Co Ltd	1,942
336,798	*	Tohoku Electric Power Co, Inc	3,140
1,226,506	*	Tokyo Electric Power Co, Inc	2,956
7,363,285		Tokyo Gas Co Ltd	33,643
1,176,000		Towngas China Co Ltd	975
230,120		Tractebel Energia S.A.	3,748
283,158	e	TransAlta Corp	4,304
284,975		UGI Corp	9,322
180,506	e	UIL Holdings Corp	6,464
905,161	*	United Utilities Group plc	9,965
47,608		Unitil Corp	1,234
198,007		UNS Energy Corp	8,399
169,215	e	Utilities Select Sector SPDR Fund	5,914
69,900	e	Valener, Inc	1,128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

170,064		Vectren Corp	$5,000
241,939	*	Veolia Environnement	2,933
226,330		Westar Energy, Inc	6,478
181,466		WGL Holdings, Inc	7,112
624,454		Wisconsin Energy Corp	23,011
2,976,604		Xcel Energy, Inc	79,505
2,648,800		Xinao Gas Holdings Ltd	11,607
2,320		YESCO Co Ltd	62
55,308	e	York Water Co	972
6,573,482		YTL Corp BHD	4,102
3,322,508		YTL Power International BHD	1,700
1,453,400	m	Zhejiang Southeast Electric Power Co (Class B)	834
629,253	*	Zorlu Enerji Elektrik Uretim AS	407

		TOTAL UTILITIES	3,338,001

		TOTAL COMMON STOCKS	105,437,851

		(Cost $93,546,997)

PREFERRED STOCKS - 0.1%
DIVERSIFIED FINANCIALS - 0.0%
319,300		Daishin Securities Co Ltd Pref 2	1,866

		TOTAL DIVERSIFIED FINANCIALS	1,866

FOOD, BEVERAGE & TOBACCO - 0.1%
1,493,896	*	Ambev Cia De Bebidas Das	62,441

		TOTAL FOOD, BEVERAGE & TOBACCO	62,441

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	21

		TOTAL REAL ESTATE	21

		TOTAL PREFERRED STOCKS	64,328

		(Cost $41,406)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
14,625		Gamuda Berhad	5
574,212		KNM Group Bhd	20
666,666		MacMahon Holdings Rts	49
3,758,804		Polimex-Mostostal S.A.	130

		TOTAL CAPITAL GOODS	204

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
247,600		WCT BHD	24

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24

CONSUMER SERVICES - 0.0%
491,218	m	Enjoy S.A.	2

		TOTAL CONSUMER SERVICES	2

DIVERSIFIED FINANCIALS - 0.0%
976,390		Banco de Chile	12

		TOTAL DIVERSIFIED FINANCIALS	12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	$36
96,000		Kinder Morgan, Inc	363
45,556	e	Magnum Hunter Resources Corp	23
955,948		Repsol S.A.	583

		TOTAL ENERGY	1,005

FOOD, BEVERAGE & TOBACCO - 0.0%
56,281	m	Olam International Ltd	5

		TOTAL FOOD, BEVERAGE & TOBACCO	5

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
60,780		Hartalega Holdings BHD	22

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	22

MATERIALS - 0.0%
16,462,200	m	G J Steel PCL	0	^
1,558		Kinross Gold Corp	1
222,143		MMX Mineracao e Metalicos S.A.	43

		TOTAL MATERIALS	44

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
588,021	a	Allos Therapeutics, Inc	12
346,044		Faes Farma S.A.	16
395,057	m	Grifols S.A.	468

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	496

REAL ESTATE - 0.0%
4,761,352	m	GPT Group	0	^
66,140		IJM Land BHD - CW13	16
24,524	m	Nieuwe Steen Investments NV	0	^

		TOTAL REAL ESTATE	16

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,712		Hansol Technics Co Ltd	11

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11

TELECOMMUNICATION SERVICES - 0.0%
75,732		Sonda S.A.	15

		TOTAL TELECOMMUNICATION SERVICES	15

TRANSPORTATION - 0.0%
5,093		Latam Airlines Group S.A.	3

		TOTAL TRANSPORTATION	3

		TOTAL RIGHTS / WARRANTS	1,859

		(Cost $1,146)

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 4.1%
GOVERNMENT AGENCY DEBT - 0.0%
$20,000,000		Federal Home Loan Bank (FHLB)	0.050%	02/01/13	$19,999

		TOTAL GOVERNMENT AGENCY DEBT			19,999

TREASURY DEBT - 0.4%
50,000,000		United States Treasury Bill	0.025	01/10/13	50,000
108,800,000		United States Treasury Bill	0.020-0.068	01/17/13	108,799
25,000,000		United States Treasury Bill	0.090	03/07/13	24,999
7,700,000		United States Treasury Bill	0.103	03/21/13	7,699
27,600,000		United States Treasury Bill	0.080-0.115	03/28/13	27,598
62,300,000		United States Treasury Bill	0.080-0.090	05/02/13	62,282
100,000,000		United States Treasury Bill	0.076	06/06/13	99,956
35,000,000		United States Treasury Bill	0.085	06/13/13	34,983

		TOTAL TREASURY DEBT			416,316

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
REPURCHASE AGREEMENT - 3.5%
800,000,000	o	Barclays	0.200	01/02/13	800,000
75,000,000	p	Barclays	0.200	01/02/13	75,000
614,000,000	q	Calyon	0.180	01/02/13	614,000
500,000,000	r	CSFB	0.200	01/02/13	500,000
250,000,000	s	Deutsche Bank	0.150	01/02/13	250,000
231,000,000	t	Goldman Sachs	0.280	01/02/13	231,000
66,000,000	u	HSBC	0.160	01/02/13	66,000
608,000,000	v	Merrill Lynch	0.070	01/02/13	608,000
140,000,000	w	Morgan Stanley	0.180	01/02/13	140,000
208,000,000	x	Royal Bank of Scotland	0.150	01/02/13	208,000
209,000,000	y	UBS Warburg	0.170	01/02/13	209,000

		TOTAL REPURCHASE AGREEMENT			3,701,000

VARIABLE RATE SECURITIES - 0.2%
14,208,572		Granite Master Issuer plc 2006	0.411	12/20/50	13,960
11,234,685		Granite Master Issuer plc 2007	0.411	12/20/50	11,038
6,237,781		Medallion Trust 2005	0.352	08/22/36	6,124
10,779,505		Nelnet Student Loan Trust 2007	0.560	09/25/18	10,776
12,341,550		Puma Finance Ltd	0.452	02/21/38	12,085
170,000,000		SLM Student Loan Trust 2007	0.350	01/25/19	167,664
26,130,473		SLM Student Loan Trust 2008	0.665	10/25/16	26,069

		TOTAL VARIABLE RATE SECURITIES			247,716

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			3,948,716

		TOTAL SHORT-TERM INVESTMENTS			4,385,031

		(Cost $4,387,121)
		TOTAL INVESTMENTS - 103.7%			109,896,128
		(Cost $97,982,349)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%			(3,922,789)

		NET ASSETS - 100.0%			$105,973,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,331,121,000.
f	Restricted security. At 12/31/12, the aggregate value of these securities amounted to $1,122,000 or 0.0% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/12 the aggregate value of these securities amounted to $1,210,000 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
o	Agreement with Barclays, 0.20% dated 12/31/12 to be repurchased at $800,009,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $816,001,000.
p	Agreement with Barclays, 0.30% dated 12/31/12 to be repurchased at $75,001,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $76,500,000.
q	Agreement with Calyon, 0.18% dated 12/31/12 to be repurchased at $614,006,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $626,280,000.
r	Agreement with CSFB, 0.20% dated 12/31/12 to be repurchased at $500,006,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $510,008,000.
s	Agreement with Deutsche Bank, 0.15% dated 12/31/12 to be repurchased at $250,002,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $255,000,000.
t	Agreement with Goldman Sachs, 0.28% dated 12/31/12 to be repurchased at $231,004,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $235,620,000.
u	Agreement with HSBC, 0.16% dated 12/31/12 to be repurchased at $66,007,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $67,327,000.
v	Agreement with Merrill Lynch, 0.07% dated 12/31/12 to be repurchased at $608,004,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $620,160,000.
w	Agreement with Morgan Stanley, 0.18% dated 12/31/12 to be repurchased at $140,001,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $142,800,000.
x	Agreement with Royal Bank of Scotland, 0.03% dated 12/31/12 to be repurchased at $208,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $212,166,000.
y	Agreement with UBS Warburg, 0.17% dated 12/31/12 to be repurchased at $209,002,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $213,180,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY
December 31, 2012

Country	Value (000)	% of total portfolio

DOMESTIC

UNITED STATES	$76,332,437	69.5%

TOTAL DOMESTIC	76,332,437	69.5

FOREIGN

ARGENTINA	1,682	0.0
AUSTRALIA	1,644,808	1.5
AUSTRIA	104,433	0.1
BELGIUM	225,325	0.2
BERMUDA	39,967	0.0
BRAZIL	964,246	0.9
CAMBODIA	1,972	0.0
CANADA	2,772,970	2.5
CAYMAN ISLANDS	1,575	0.0
CHILE	146,452	0.1
CHINA	1,476,681	1.4
COLOMBIA	112,711	0.1
CYPRUS	5,971	0.0
CZECH REPUBLIC	27,007	0.0
DENMARK	240,580	0.2
EGYPT	21,061	0.0
FINLAND	134,779	0.1
FRANCE	1,985,272	1.8
GERMANY	1,878,111	1.7
GIBRALTAR	1,497	0.0
GREECE	30,416	0.0
GUERNSEY, C.I.	2,660	0.0
HONG KONG	815,047	0.7
HUNGARY	16,979	0.0
INDIA	651,289	0.6
INDONESIA	252,360	0.2
IRELAND	247,107	0.2
ISLE OF MAN	4,345	0.0
ISRAEL	183,074	0.2
ITALY	491,801	0.5
JAPAN	4,534,439	4.1
JERSEY, C.I.	5,997	0.0
KOREA, REPUBLIC OF	1,268,159	1.2
LIECHTENSTEIN	442	0.0
LUXEMBOURG	37,054	0.0
MACAU	66,076	0.1
MALAYSIA	265,001	0.2
MEXICO	431,875	0.4
MONACO	1,894	0.0
MOROCCO	5,330	0.0
NETHERLANDS	1,059,523	1.1
NEW ZEALAND	69,451	0.1
NIGERIA	1,341	0.0
NORWAY	287,708	0.3
PANAMA	21,980	0.0
PERU	39,374	0.0
PHILIPPINES	105,340	0.1
POLAND	123,745	0.1
PORTUGAL	20,453	0.0
PUERTO RICO	1,510	0.0
RUSSIA	460,606	0.4
SINGAPORE	341,523	0.3
SOUTH AFRICA	604,434	0.6
SPAIN	463,266	0.4
SWEDEN	603,224	0.6
SWITZERLAND	1,807,489	1.6
TAIWAN	896,083	0.8
THAILAND	215,831	0.2
TURKEY	202,185	0.2
UKRAINE	5,508	0.0
UNITED ARAB EMIRATES	22,660	0.0
UNITED KINGDOM	5,112,012	4.7

TOTAL FOREIGN	33,563,691	30.5

TOTAL PORTFOLIO	$109,896,128	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.7%

AUSTRALIA - 2.5%
152,113		AGL Energy Ltd	$2,445
28,129	e	ALS Ltd	321
783,431	e	Alumina Ltd	752
348,033		Amcor Ltd	2,941
927,050		AMP Ltd	4,702
49,921		APA Group	288
199,873		Asciano Group	978
1,116,277		Australia & New Zealand Banking Group Ltd	29,399
53,357		Australian Stock Exchange Ltd	1,741
48,826		Bendigo Bank Ltd	435
1,791,481		BHP Billiton Ltd	69,940
1,194,700	e	Billabong International Ltd	1,043
126,480	*	BlueScope Steel Ltd	463
96,995		Boral Ltd	445
346,630		Brambles Ltd	2,749
17,557		Caltex Australia Ltd	354
80,714		Centro Retail Australia (REIT)	191
243,648		CFS Gandel Retail Trust	487
178,194		Coca-Cola Amatil Ltd	2,504
4,777	e	Cochlear Ltd	396
442,620		Commonwealth Bank of Australia	28,826
6,000,000		Commonwealth Property Office Fund	6,392
142,891		Computershare Ltd	1,348
58,257		Crown Ltd	651
142,143		CSL Ltd	8,025
799,457	e	David Jones Ltd	1,969
614,258		DB RREEF Trust	652
68,016		DuluxGroup Ltd	270
94,988		Echo Entertainment Group Ltd	343
3,365	e	Flight Centre Ltd	95
1,224,378	e	Fortescue Metals Group Ltd	6,102
707,109		GPT Group (ASE)	2,722
64,167	e	Harvey Norman Holdings Ltd	128
35,281		Iluka Resources Ltd	341
308,475		Incitec Pivot Ltd	1,052
620,921		Insurance Australia Group Ltd	3,058
145,327	e	John Fairfax Holdings Ltd	78
45,979		Leighton Holdings Ltd	868
189,612		Lend Lease Corp Ltd	1,852
35,629	*,e	Lynas Corp Ltd	22
190,661		Macquarie Goodman Group	869
114,930		Macquarie Group Ltd	4,305
105,701	e	Metcash Ltd	366
1,080,997		Mirvac Group	1,682

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,000,000	e	Myer Holdings Ltd	$2,263
1,077,941		National Australia Bank Ltd	28,353
471,986		Newcrest Mining Ltd	11,041
349,707		OneSteel Ltd	341
114,341		Orica Ltd	3,008
357,817		Origin Energy Ltd	4,399
113,490		Oxiana Ltd	806
144,223	*	Qantas Airways Ltd	226
444,062		QBE Insurance Group Ltd	5,088
160,470		QR National Ltd	631
210,907		Ramsay Health Care Ltd	6,016
282,954		Santos Ltd	3,315
52,514	*	Shopping Centres Australasia Property Group	82
20,785	e	Sims Group Ltd	205
30,809		Sonic Healthcare Ltd	430
204,228		SP AusNet	237
804,472		Stockland Trust Group	2,975
451,163		Suncorp-Metway Ltd	4,818
57,922		Sydney Airport	204
94,695		Tabcorp Holdings Ltd	302
173,391		Tattersall’s Ltd	546
1,568,171		Telstra Corp Ltd	7,146
250,369		Toll Holdings Ltd	1,200
361,388		Transurban Group	2,297
39,724		Treasury Wine Estates Ltd	196
356,830		Wesfarmers Ltd	13,767
4,138,410		Westfield Group	45,704
1,318,278		Westfield Retail Trust	4,159
820,080		Westpac Banking Corp	22,470
29,800	e	Whitehaven Coal Ltd	111
194,212		Woodside Petroleum Ltd	6,921
340,057		Woolworths Ltd	10,432
38,866		WorleyParsons Ltd	957

		TOTAL AUSTRALIA	385,236

AUSTRIA - 0.2%
63,472		Andritz AG.	4,079
94,400		Austriamicrosystems AG.	10,166
20,254	*	Erste Bank der Oesterreichischen Sparkassen AG.	644
42,761		IMMOFINANZ Immobilien Anlagen AG.	180
7,264		Oest Elektrizitatswirts AG. (Class A)	180
170,000		Oesterreichische Post AG.	7,001
13,636		OMV AG.	494
4,598	e	Raiffeisen International Bank Holding AG.	191
28,348		Telekom Austria AG.	215
10,308		Voestalpine AG.	379
3,986		Wiener Staedtische Allgemeine Versicherung AG.	213
273,017	e	Wienerberger AG.	2,514

		TOTAL AUSTRIA	26,256

BELGIUM - 0.6%
21,801		Ageas	644

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

31,925	*	Anheuser-Busch InBev NV	$0	^
14,555		Belgacom S.A.	428
7,444		Colruyt S.A.	368
9,619		Delhaize Group	387
7,140		Groupe Bruxelles Lambert S.A.	569
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
361,723		InBev NV	31,501
15,323		KBC Groep NV	534
1,411		Mobistar S.A.	36
5,481		Solvay S.A.	798
2,841		Telenet Group Holding NV	134
607,917		UCB S.A.	34,827
277,725		Umicore	15,379

		TOTAL BELGIUM	85,605

BERMUDA - 0.1%
215,400		Validus Holdings Ltd	7,448

		TOTAL BERMUDA	7,448

BRAZIL - 0.2%
329,000		BTG Pactual Participations Ltd	4,981
23,506		Companhia Vale do Rio Doce (ADR)	493
1,439,300	*	Gol Linhas Aereas Inteligentes S.A.	9,068
1,000,000		Klabin S.A.	6,247
850,000		Marcopolo S.A.	5,355
68,300		Petroleo Brasileiro S.A. (ADR)	1,330

		TOTAL BRAZIL	27,474

CANADA - 3.9%
33,090		Agnico-Eagle Mines Ltd	1,734
108,978	e	Agrium, Inc (Toronto)	10,862
300,000		Aimia, Inc	4,485
16,457		Alimentation Couche Tard, Inc	810
36,451	e	ARC Energy Trust	896
329,152	*	Athabasca Oil Corp	3,458
1,275		Bank of Montreal	78
235,367	e	Bank of Montreal (Toronto)	14,401
423,457	e	Bank of Nova Scotia	24,461
554,199		Barrick Gold Corp (Canada)	19,400
63,500	e	Baytex Energy Trust	2,737
189,625	e	BCE, Inc	8,127
46,473	e	Bell Aliant Regional Communications Income Fund	1,230
97,055	*	Biovail Corp (Toronto)	5,790
199,561		Bombardier, Inc	754
13,969	e	Bonavista Energy Trust	208
149,963		Brookfield Asset Management, Inc	5,494
46,486	e	CAE, Inc	471
203,435		Cameco Corp	4,007
202,611	e	Canadian Imperial Bank of Commerce/Canada	16,289
352,656	e	Canadian National Railway Co	32,025
455,504		Canadian Natural Resources Ltd (Canada)	13,115
216,693		Canadian Oil Sands Trust	4,394

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

92,000	e	Canadian Pacific Railway Ltd	$9,349
261,173		Canadian Pacific Railway Ltd (Toronto)	26,493
74,413		Canadian Tire Corp Ltd	5,190
10,750	e	Canadian Utilities Ltd	777
240,000		Cenovus Energy, Inc	8,050
387,580		Cenovus Energy, Inc (Toronto)	12,971
17,251		Centerra Gold, Inc	161
90,304	*	CGI Group, Inc	2,083
37,665	e	CI Financial Corp	944
245,848	e	Crescent Point Energy Corp	9,298
249,147		Dollarama, Inc	14,770
313,311		Eldorado Gold Corp	4,032
6,922		Empire Co Ltd	410
221,803		Enbridge, Inc	9,593
190,123	e	EnCana Corp	3,758
28,452	e	Enerplus Resources Fund	369
965		Fairfax Financial Holdings Ltd	348
84,832	e	Finning International, Inc	2,095
291,108		First Quantum Minerals Ltd	6,412
91,353	e	Fortis, Inc	3,143
23,626		Franco-Nevada Corp	1,349
11,215		George Weston Ltd	797
67,464		Gildan Activewear, Inc	2,464
266,531		Goldcorp, Inc	9,799
130,467	e	Great-West Lifeco, Inc	3,194
52,470		H&R Real Estate Investment Trust	1,271
155,394	e	Husky Energy, Inc	4,593
242,274	e	IAMGOLD Corp	2,774
56,226	e	IGM Financial, Inc	2,351
130,620		Imperial Oil Ltd	5,611
17,490		Industrial Alliance Insurance and Financial Services, Inc	552
21,272		ING Canada, Inc	1,385
6,905		Inmet Mining Corp	514
76,348	*,e	Ivanhoe Mines Ltd	583
235,659		Kinross Gold Corp	2,289
15,642		Loblaw Cos Ltd	659
39,755	*,e	Lululemon Athletica, Inc	3,030
107,641	e	Magna International, Inc (Class A)	5,376
150,000	e	Manitoba Telecom Services, Inc	4,895
510,961		Manulife Financial Corp	6,940
16,014	*	MEG Energy Corp	490
131,413	e	Metro, Inc	8,367
71,299	e	National Bank of Canada	5,536
252,091	*	New Gold, Inc	2,790
131,750		Nexen, Inc	3,519
23,502		Onex Corp	989
31,196	*	Open Text Corp	1,745
255,471	*	Osisko Mining Corp	2,055
23,384	e	Pan American Silver Corp	438
40,275	e	Pembina Pipeline Income Fund	1,152
78,482	e	Pengrowth Energy Trust	391
265,870	e	Penn West Energy Trust	2,887

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

322,034		Potash Corp of Saskatchewan Toronto	$13,105
163,318	e	Power Corp Of Canada	4,167
113,899	e	Power Financial Corp	3,119
83,317		RioCan Real Estate Investment Trust	2,308
25,058	e	Ritchie Bros Auctioneers, Inc	523
108,099	e	Rogers Communications, Inc (Class B)	4,908
766,017	e	Royal Bank of Canada (Toronto)	46,113
63,233		Saputo, Inc	3,198
69,039	e	Shaw Communications, Inc (B Shares)	1,585
91,114	e	Shoppers Drug Mart Corp	3,920
153,715		Silver Wheaton Corp	5,542
21,460		SNC-Lavalin Group, Inc	870
154,345		Sun Life Financial, Inc	4,092
1,254,856		Suncor Energy, Inc	41,265
233,773		Talisman Energy, Inc	2,644
155,077	e	Teck Cominco Ltd	5,636
70,703	e	TELUS Corp, non-voting shares	4,597
82,313	e	Thomson Corp (Toronto)	2,382
54,220		Tim Hortons, Inc (Toronto)	2,662
474,755	e	Toronto-Dominion Bank	39,973
10,663	*	Tourmaline Oil Corp	335
50,364	e	TransAlta Corp	766
333,121	e	TransCanada Corp	15,747
12,221	e	Vermilion Energy Trust	638
177,268		Yamana Gold, Inc	3,049

		TOTAL CANADA	599,401

CHINA - 0.8%
794,000	e	Agricultural Bank of China	401
5,000,000		Air China Ltd	4,281
1,417,500	e	Anhui Conch Cement Co Ltd	5,295
2,708,700		Bank of Communications Co Ltd	2,071
7,000,000		Beijing Capital International Airport Co Ltd	5,081
1,122,000		China Aoyuan Property Group Ltd	214
1,119,500		China Merchants Bank Co Ltd	2,517
3,579,200		China National Building Material Co Ltd	5,374
1,300,255	*	China New Town Development Co Ltd	66
850,000		China Pacific Insurance Group Co Ltd	3,205
5,000,000	e	China Railway Construction Corp	5,784
9,000,000		China Railway Group Ltd	5,352
1,000,000		China Resources Enterprise	3,660
1,818,900		China South Locomotive and Rolling Stock Corp	1,620
3,930,000		CNOOC Ltd	8,658
20,000	e	Cosco Corp Singapore Ltd	15
3,020,000		Dongfeng Motor Group Co Ltd	4,755
44,000	*,e	Foxconn International Holdings Ltd	22
209,000	*,e	Glorious Property Holdings Ltd	40
1,450,000	e	Great Wall Motor Co Ltd	4,664
2,250,000	e	Guangzhou R&F Properties Co Ltd	3,813
6,877,000		Industrial & Commercial Bank of China	4,964
4,000,000		KWG Property Holding Ltd	3,071
180,000	e	Ping An Insurance Group Co of China Ltd	1,535

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,000,000	e	Shimao Property Holdings Ltd	$5,791
50,000	*	Sina Corp	2,511
2,223,338	e	Sino-Ocean Land Holdings Ltd	1,691
297,400		Spreadtrum Communications, Inc (ADR)	5,234
5,600,000		Sunac China Holdings Ltd	4,382
238,000		Tencent Holdings Ltd	7,806
1,550,000		Xinao Gas Holdings Ltd	6,792
1,569,300		Xingda International Holdings Ltd	823
169,000	e	Yangzijiang Shipbuilding	135
2,539,000	*,e	Yanlord Land Group Ltd	3,208

		TOTAL CHINA	114,831

COLOMBIA - 0.1%
753,557	e	Pacific Rubiales Energy Corp (Toronto)	17,507

		TOTAL COLOMBIA	17,507

DENMARK - 0.4%
51		AP Moller - Maersk AS (Class A)	363
112		AP Moller - Maersk AS (Class B)	848
10,088		Carlsberg AS (Class B)	994
737,295		Christian Hansen Holding	23,962
10,805	e	Coloplast A.S.	530
52,676	*	Danske Bank AS	895
18,976		DSV AS	491
139,805		Novo Nordisk AS (Class B)	22,765
37,359		Novozymes AS	1,060
722,255		TDC AS	5,117
30,000	*	Topdanmark AS	6,446
2,402		TrygVesta AS	182
2,247	*,e	William Demant Holding	193

		TOTAL DENMARK	63,846

FINLAND - 0.2%
12,122	e	Elisa Oyj (Series A)	269
171,571		Fortum Oyj	3,212
6,188		Kesko Oyj (B Shares)	203
14,570	e	Kone Oyj (Class B)	1,078
12,060		Metso Oyj	515
12,237	e	Neste Oil Oyj	159
274,066	e	Nokia Oyj	1,083
10,281		Nokian Renkaat Oyj	412
283,376		OKO Bank (Class A)	4,243
3,916	e	Orion Oyj (Class B)	115
287,900		Outotec Oyj	16,265
39,656		Sampo Oyj (A Shares)	1,284
52,733	e	Stora Enso Oyj (R Shares)	369
48,458		UPM-Kymmene Oyj	570
16,048		Wartsila Oyj (B Shares)	699

		TOTAL FINLAND	30,476

FRANCE - 3.5%
13,023		Accor S.A.	464

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,682		Aeroports de Paris	$208
53,282		Air Liquide	6,731
107,974	*,e	Alcatel S.A.	146
364,654		Alstom RGPT	14,690
371,681		Arkema	39,026
349,481		Atos Origin S.A.	24,543
157,589		AXA S.A.	2,830
1,004,579		BNP Paribas	57,191
9,017		Bouygues S.A.	268
4,723		Bureau Veritas S.A.	530
13,618		Cap Gemini S.A.	595
58,074		Carrefour S.A.	1,495
5,000		Casino Guichard Perrachon S.A.	479
2,618		Christian Dior S.A.	446
14,625		CNP Assurances	225
331,581		Compagnie de Saint-Gobain	14,239
14,152	*	Compagnie Generale de Geophysique S.A.	430
1		Compagnie Generale de Geophysique-Veritas (ADR)	0	^
19,040		Compagnie Generale d’Optique Essilor International S.A.	1,920
88,598	*	Credit Agricole S.A.	722
6,042	e	Dassault Systemes S.A.	676
1,730,955		Edenred	53,535
24,132		Electricite de France	447
3,241		Eurazeo	157
6,443		Eutelsat Communications	214
2,328		Fonciere Des Regions	196
104,746		France Telecom S.A.	1,162
772,700	*,e	GameLoft	5,432
127,053		Gaz de France	2,617
1,774		Gecina S.A.	201
53,404		Groupe Danone	3,518
26,850		Groupe Eurotunnel S.A.	209
2,139		Icade	191
1,071		Iliad S.A.	184
3,402		Imerys S.A.	218
979,625		JC Decaux S.A.	23,383
8,771		Klepierre	351
492,148		Lafarge S.A.	31,779
5,255		Lagardere S.C.A.	177
15,666		Legrand S.A.	665
15,705		L’Oreal S.A.	2,185
105,491		LVMH Moet Hennessy Louis Vuitton S.A.	19,469
165,614		Michelin (C.G.D.E.) (Class B)	15,869
84,439		Natixis	289
17,160		Pernod-Ricard S.A.	1,991
13,341	*,e	Peugeot S.A.	97
6,143		PPR	1,154
8,050	e	Publicis Groupe S.A.	484
414,487		Remy Cointreau S.A.	45,262
110,924		Renault S.A.	6,024
5,789		Rexel S.A.	118

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

19,789	e	Safran S.A.	$857
464,240		Sanofi-Aventis	44,024
46,822		Schneider Electric S.A.	3,429
15,712		SCOR	425
62,554		Societe BIC S.A.	7,498
897,483	*	Societe Generale	34,124
4,494		Sodexho Alliance S.A.	380
12,775		Suez Environnement S.A.	154
277,915		Technip S.A.	32,137
153,400		Teleperformance	5,578
8,513		Thales S.A.	297
201,323		Total S.A.	10,475
8,196		Unibail	1,988
10,058		Vallourec	528
16,342		Veolia Environnement	198
41,491		Vinci S.A.	1,998
118,500		Vivendi Universal S.A.	2,680
1,437		Wendel	148
1,609		Zodiac S.A.	178

		TOTAL FRANCE	532,528

GERMANY - 3.7%
9,900		Adidas-Salomon AG.	883
545,464		Allianz AG.	76,036
2,024		Axel Springer AG.	87
349,279		BASF AG.	33,028
944,587		Bayer AG.	90,078
281,517		Bayerische Motoren Werke AG.	27,395
535		Bayerische Motoren Werke AG. (Preference)	35
528,124		Beiersdorf AG.	43,243
2,207		Brenntag AG.	291
8,435		Celesio AG.	146
359,383	*	Commerzbank AG.	688
171,638		Continental AG.	20,005
84,340		Daimler AG. (Reg)	4,643
56,720		Deutsche Bank AG.	2,495
18,378		Deutsche Boerse AG.	1,127
20,634		Deutsche Lufthansa AG.	390
1,003,422		Deutsche Post AG.	22,101
264,555		Deutsche Telekom AG.	3,011
396,085		E.ON AG.	7,429
3,577		Fraport AG. Frankfurt Airport Services Worldwide	209
70,218		Fresenius Medical Care AG.	4,846
11,002		Fresenius SE	1,266
7,574		GEA Group AG.	246
55,618		Hannover Rueckversicherung AG.	4,356
13,301		HeidelbergCement AG.	814
12,374		Henkel KGaA	849
16,822		Henkel KGaA (Preference)	1,384
1,760	*	Hochtief AG.	103
1,037		Hugo Boss AG.	110
102,370		Infineon Technologies AG.	834

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,015		K&S AG.	$744
240,386		Kabel Deutschland Holding AG.	18,093
83,867		Lanxess AG.	7,395
16,592		Linde AG.	2,903
153,999		MAN AG.	16,543
3,116		Merck KGaA	411
11,720		Metro AG.	326
108,526		Muenchener Rueckver AG.	19,592
60,000		Norddeutsche Affinerie AG.	4,292
14,387		Porsche AG.	1,184
144,456		ProSiebenSat.1 Media AG.	4,115
41,000		Rheinmetall AG.	1,992
33,377		RWE AG.	1,384
3,154	e	RWE AG. (Preference)	119
3,819		Salzgitter AG.	200
707,689		SAP AG.	56,907
77,896		Siemens AG.	8,518
197,182		Suedzucker AG.	8,094
33,407		ThyssenKrupp AG.	789
4,665		United Internet AG.	101
21,845		Volkswagen AG.	4,739
199,064		Volkswagen AG. (Preference)	45,675
341,804		Wirecard AG.	8,438

		TOTAL GERMANY	560,682

GREECE - 0.0%
18,310		Coca Cola Hellenic Bottling Co S.A.	428
22,703		OPAP S.A.	163

		TOTAL GREECE	591

HONG KONG - 1.2%
7,636,900		AIA Group Ltd	30,290
16,258	e	ASM Pacific Technology	200
119,466		Bank of East Asia Ltd	464
2,055,948		BOC Hong Kong Holdings Ltd	6,467
97,237	e	Cathay Pacific Airways Ltd	181
587,111		Cheung Kong Holdings Ltd	9,135
39,661		Cheung Kong Infrastructure Holdings Ltd	245
483,956		CLP Holdings Ltd	4,066
4,745,731	e	Esprit Holdings Ltd	6,729
174,504		First Pacific Co	193
150,000	*,e	Galaxy Entertainment Group Ltd	601
156,517	e	Hang Lung Group Ltd	900
2,918,337		Hang Lung Properties Ltd	11,745
355,370		Hang Seng Bank Ltd	5,486
309,333	e	Henderson Land Development Co Ltd	2,215
143,804		HKT Trust and HKT Ltd	141
1,522,859		Hong Kong & China Gas Ltd	4,184
285,279		Hong Kong Electric Holdings Ltd	2,447
243,559	e	Hong Kong Exchanges and Clearing Ltd	4,215
45,403		Hopewell Holdings	197
448,700		Hutchison Port Holdings Trust	359

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

652,416		Hutchison Whampoa Ltd	$6,914
53,584		Hysan Development Co Ltd	260
6,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	8,624
1,520,427		Kerry Properties Ltd	7,988
1,712,638	e	Li & Fung Ltd	3,090
12,000		Lifestyle International Holdings Ltd	30
2,678,445		Link Real Estate Investment Trust	13,414
394,415		MTR Corp	1,563
1,009,771		New World Development Ltd	1,599
325,263		Noble Group Ltd	314
120,425		NWS Holdings Ltd	205
17,864		Orient Overseas International Ltd	118
249,749		PCCW Ltd	110
6,261,300		Samsonite International	13,140
2,770,286		Shanghai Real Estate Ltd	143
127,345		Shangri-La Asia Ltd	256
251,969		Sino Land Co	461
77,120	*,e	Sino-Forest Corp	1
157,000		SJM Holdings Ltd	370
651,932		Sun Hung Kai Properties Ltd	9,887
138,793		Swire Pacific Ltd (Class A)	1,736
140,356		Swire Properties Ltd	473
1,625,662		Wharf Holdings Ltd	12,956
77,780		Wheelock & Co Ltd	397
14,802		Wing Hang Bank Ltd	156
60,589		Yue Yuen Industrial Holdings	205

		TOTAL HONG KONG	174,870

INDIA - 0.5%
1,111,400	*	Adani Enterprises Ltd	5,567
1,669,779	*	DEN Networks Ltd	6,044
1,530,483	*	Dhanalakshmi Bank Ltd	1,878
4,715,417		DLF Ltd	20,105
787,416	*	Geodesic Information Systems Ltd	321
383,004	*	Hathway Cables and Datacom Pvt Ltd	2,017
1,764,100		Infrastructure Development Finance Co Ltd	5,595
400,070		ING Vysya Bank Ltd	3,882
350,000		ITC Ltd	1,843
326,698		Larsen & Toubro Ltd	9,700
454,322	*	LIC Housing Finance Ltd	2,431
90,834	*	Prestige Estates Projects Ltd	299
779,738	*	Puravankara Projects Ltd	1,431
200,000		Sun Pharmaceuticals Industries Ltd	2,705
813,513	*	Sunteck Realty Ltd	6,962
12,719,522	*	Unitech Ltd	7,812
5,268	e	Vedanta Resources plc	102

		TOTAL INDIA	78,694

INDONESIA - 0.1%
33,000,000		PT Lippo Karawaci Tbk	3,433
10,250,000	*	PT MNC Sky Vision Tbk	2,553

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,000,000		PT Telekomunikasi Indonesia Tbk (Series B)	$3,770

		TOTAL INDONESIA	9,756

IRELAND - 0.8%
147,992	*,m	Anglo Irish Bank Corp plc	0	^
742,443		CRH plc	15,098
6,125		CRH plc (Ireland)	127
44,265	*	Elan Corp plc	454
2,500	*	Elan Corp plc (ADR)	26
57,177		James Hardie Industries NV	554
284,007		Kerry Group plc (Class A)	15,001
135,500		Paddy Power plc	11,178
1,139	*,e	Prothena Corp plc	8
14,350		Ryanair Holdings plc	90
253,000		Ryanair Holdings plc (ADR)	8,673
1,110,194		Shire Ltd	34,151
657,400		Smurfit Kappa Group plc	7,853
2,257,249		WPP plc	32,977
77,691		XL Capital Ltd	1,947

		TOTAL IRELAND	128,137

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,242

		TOTAL ISLE OF MAN	2,242

ISRAEL - 0.2%
46,083	*	Bank Hapoalim Ltd	198
63,610	*	Bank Leumi Le-Israel	217
82,927		Bezeq Israeli Telecommunication Corp Ltd	96
191		Delek Group Ltd	45
21,345		Israel Chemicals Ltd	257
90		Israel Corp Ltd	59
1,785	*	Mellanox Technologies Ltd	111
6,605	*	Mizrahi Tefahot Bank Ltd	68
3,175	*	Nice Systems Ltd	106
44,647		Teva Pharmaceutical Industries Ltd	1,659
667,678		Teva Pharmaceutical Industries Ltd (ADR)	24,931

		TOTAL ISRAEL	27,747

ITALY - 1.0%
228,506	*	ACEA S.p.A.	1,376
110,324		Assicurazioni Generali S.p.A.	2,016
4,780	e	Autogrill S.p.A.	55
28,834		Autostrade S.p.A.	524
837,939		Banca Intesa S.p.A.	1,449
96,435		Banca Intesa S.p.A. RSP	137
454,035	*,e	Banca Monte dei Paschi di Siena S.p.A.	136
63,012		Banche Popolari Unite Scpa	294
107,649	*	Banco Popolare Scarl	179
330,500	*,e	Brunello Cucinelli S.p.A	5,830
894,154		De’Longhi S.p.A.	12,849
73,873		Enel Green Power S.p.A	138

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

311,636		Enel S.p.A.	$1,296
1,608,526		ENI S.p.A.	39,405
156,696		Exor S.p.A.	3,949
77,087		Fiat Industrial S.p.A.	845
80,345	*,e	Fiat S.p.A.	405
40,420	*	Finmeccanica S.p.A.	234
711,009		Lottomatica S.p.A.	16,246
349,482		Luxottica Group S.p.A.	14,425
42,585		Mediaset S.p.A.	88
47,934		Mediobanca S.p.A.	296
302,897	e	Pirelli & C S.p.A.	3,490
1,586,400	e	Prada S.p.A	15,415
14,201		Prysmian S.p.A.	283
364,180		Saipem S.p.A.	14,186
75,634		Snam Rete Gas S.p.A.	353
268,062		Telecom Italia RSP	213
700,003		Telecom Italia S.p.A.	635
57,840		Terna Rete Elettrica Nazionale S.p.A.	231
1,455,292	*	UniCredit S.p.A	7,167
301,499	*	Yoox S.p.A	4,775

		TOTAL ITALY	148,920

JAPAN - 7.4%
1,900		ABC-Mart, Inc	83
2,180	*,e	Acom Co Ltd	63
3,390		Advance Residence Investment Corp	6,948
18,943		Advantest Corp	299
224,609	e	Aeon Co Ltd	2,567
9,103	e	Aeon Credit Service Co Ltd	184
9,500		Aeon Mall Co Ltd	234
12,000		Air Water, Inc	154
257,742		Aisin Seiki Co Ltd	8,049
50,529		Ajinomoto Co, Inc	669
4,957		Alfresa Holdings Corp	194
79,435	e	All Nippon Airways Co Ltd	167
316,744		Amada Co Ltd	2,061
5,542,948		Aozora Bank Ltd	17,043
188,807		Asahi Breweries Ltd	4,020
268,773	e	Asahi Glass Co Ltd	1,962
761,234		Asahi Kasei Corp	4,501
8,700		Asics Corp	133
130,541		Astellas Pharma, Inc	5,869
24,653	e	Bank of Kyoto Ltd	209
367,971		Bank of Yokohama Ltd	1,711
25,983		Benesse Corp	1,081
624,404		Bridgestone Corp	16,254
84,085	e	Brother Industries Ltd	905
1,000	e	Calbee, Inc	70
541,397	e	Canon, Inc	20,984
152,100	e	Capcom Co Ltd	2,325
28,823	e	Casio Computer Co Ltd	253
56,000		Central Japan Railway Co	4,545

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

280,323		Chiba Bank Ltd	$1,642
148,000		Chiyoda Corp	2,120
231,266		Chubu Electric Power Co, Inc	3,086
82,858		Chugai Pharmaceutical Co Ltd	1,588
13,100		Chugoku Bank Ltd	183
105,853		Chugoku Electric Power Co, Inc	1,666
20,842		Citizen Watch Co Ltd	110
7,771		Coca-Cola West Japan Co Ltd	120
71,343		Cosmo Oil Co Ltd	160
9,155		Credit Saison Co Ltd	229
1,200		Crescendo Investment Corp	798
69,076		Dai Nippon Printing Co Ltd	542
23,630		Daicel Chemical Industries Ltd	156
32,698		Daido Steel Co Ltd	166
88,290		Daihatsu Motor Co Ltd	1,759
2,889		Dai-ichi Mutual Life Insurance Co	4,065
121,297		Daiichi Sankyo Co Ltd	1,862
85,046		Daikin Industries Ltd	2,921
19,963		Dainippon Sumitomo Pharma Co Ltd	240
19,311		Daito Trust Construction Co Ltd	1,825
61,856		Daiwa House Industry Co Ltd	1,063
1,787,400	e	Daiwa Securities Group, Inc	9,972
31,800		Dena Co Ltd	1,043
58,676		Denki Kagaku Kogyo KK	201
306,545		Denso Corp	10,675
21,955		Dentsu, Inc	588
3,000		Don Quijote Co Ltd	110
105,252		East Japan Railway Co	6,806
31,617		Eisai Co Ltd	1,320
42,293		Electric Power Development Co	1,003
5,300	*,m	Elpida Memory, Inc	0	^
7,344		FamilyMart Co Ltd	303
139,043		Fanuc Ltd	25,869
16,318		Fast Retailing Co Ltd	4,165
44,822		Fuji Electric Holdings Co Ltd	110
351,084		Fuji Folms Holdings Corp	7,064
593,742		Fuji Heavy Industries Ltd	7,487
3,257		Fuji Television Network, Inc	4,923
1,132,991		Fujitsu Ltd	4,752
61,167		Fukuoka Financial Group, Inc	245
83,805	*	Furukawa Electric Co Ltd	188
58,100	e	Gree, Inc	902
45,110	e	GS Yuasa Corp	182
28,879		Gunma Bank Ltd	141
31,842		Hachijuni Bank Ltd	160
2,935		Hakuhodo DY Holdings, Inc	190
5,337		Hamamatsu Photonics KK	194
66,000		Hankyu Hanshin Holdings, Inc	341
97,582		Hino Motors Ltd	882
3,587	e	Hirose Electric Co Ltd	430
39,592		Hiroshima Bank Ltd	166
7,800		Hisamitsu Pharmaceutical Co, Inc	388

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,852		Hitachi Chemical Co Ltd	$194
8,222	e	Hitachi Construction Machinery Co Ltd	173
23,500		Hitachi High-Technologies Corp	486
200,000		Hitachi Kokusai Electric, Inc	1,472
5,888,685		Hitachi Ltd	34,652
256,907		Hitachi Medical Corp	3,695
51,000		Hitachi Metals Ltd	435
63,884		Hokkaido Electric Power Co, Inc	776
26,000		Hokuhoku Financial Group, Inc	38
61,431	e	Hokuriku Electric Power Co	729
817,368		Honda Motor Co Ltd	30,271
114,553		Hoya Corp	2,257
44,266		Ibiden Co Ltd	708
3,052		Ichigo Real Estate Investment Corp	1,658
34,747		Idemitsu Kosan Co Ltd	3,028
786		Inpex Holdings, Inc	4,204
143,481		Isetan Mitsukoshi Holdings Ltd	1,404
2,972,978		Ishikawajima-Harima Heavy Industries Co Ltd	7,709
426,169		Isuzu Motors Ltd	2,543
622,870		Itochu Corp	6,583
103,262		Itochu Techno-Science Corp	4,252
19,652		Iyo Bank Ltd	156
299,050		J Front Retailing Co Ltd	1,657
55,000	*	Japan Airlines Co Ltd	2,364
182,000		Japan Aviation Electronics Industry Ltd	1,353
16,600		Japan Petroleum Exploration Co	586
83		Japan Prime Realty Investment Corp	240
125		Japan Real Estate Investment Corp	1,232
217		Japan Retail Fund Investment Corp	399
224,560		Japan Steel Works Ltd	1,463
466,500		Japan Tobacco, Inc	13,178
105,804		JFE Holdings, Inc	1,994
75,978		JGC Corp	2,368
140,000		Jin Co Ltd	5,042
49,624	e	Joyo Bank Ltd	236
22,653		JSR Corp	432
36,003		JTEKT Corp	343
232		Jupiter Telecommunications Co	289
827,700		JX Holdings, Inc	4,673
293,372		Kajima Corp	971
29,852		Kamigumi Co Ltd	238
33,900		Kaneka Corp	172
268,574		Kansai Electric Power Co, Inc	2,821
25,480		Kansai Paint Co Ltd	275
30,453		Kao Corp	794
511,212		Kawasaki Heavy Industries Ltd	1,390
227,100	*,e	Kawasaki Kisen Kaisha Ltd	349
100,700		KDDI Corp	7,119
200,022		Keihin Electric Express Railway Co Ltd	1,776
220,310	e	Keio Corp	1,642
32,426		Keisei Electric Railway Co Ltd	274

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,600		Kenedix Realty Investment Corp	$5,578
13,285		Keyence Corp	3,684
12,795		Kikkoman Corp	183
16,131		Kinden Corp	105
388,914	e	Kintetsu Corp	1,594
264,849		Kirin Brewery Co Ltd	3,116
852,084	*	Kobe Steel Ltd	1,089
7,000		Koito Manufacturing Co Ltd	102
344,422		Komatsu Ltd	8,838
6,073		Konami Corp	137
152,613		Konica Minolta Holdings, Inc	1,098
87,158		Kubota Corp	1,002
51,187		Kuraray Co Ltd	671
8,745		Kurita Water Industries Ltd	192
56,212		Kyocera Corp	5,096
32,045		Kyowa Hakko Kogyo Co Ltd	316
150,584		Kyushu Electric Power Co, Inc	1,717
21,251		Lawson, Inc	1,442
545,023		LIXIL Group Corp	12,157
3,016		Mabuchi Motor Co Ltd	129
37,536		Makita Corp	1,744
1,383,072		Marubeni Corp	9,924
17,209		Marui Co Ltd	137
5,496		Maruichi Steel Tube Ltd	127
173,655	e	Matsushita Electric Industrial Co Ltd	1,061
4,032,950	*	Mazda Motor Corp	8,277
5,100	e	McDonald’s Holdings Co Japan Ltd	135
18,112		Mediceo Paltac Holdings Co Ltd	201
4,849		MEIJI Holdings Co Ltd	210
357,864		Millea Holdings, Inc	9,970
17,100		Miraca Holdings, Inc	689
990,719		Mitsubishi Chemical Holdings Corp	4,935
624,295		Mitsubishi Corp	12,020
840,814		Mitsubishi Electric Corp	7,159
402,705		Mitsubishi Estate Co Ltd	9,641
46,160		Mitsubishi Gas Chemical Co, Inc	283
994,150		Mitsubishi Heavy Industries Ltd	4,809
14,262		Mitsubishi Logistics Corp	205
380,293		Mitsubishi Materials Corp	1,300
474,130	*	Mitsubishi Motors Corp	490
4,921,954		Mitsubishi UFJ Financial Group, Inc	26,633
7,160		Mitsubishi UFJ Lease & Finance Co Ltd	308
1,072,904		Mitsui & Co Ltd	16,082
216,087		Mitsui Chemicals, Inc	563
393,137		Mitsui Fudosan Co Ltd	9,617
2,240,499		Mitsui OSK Lines Ltd	6,674
175,407		Mitsui Sumitomo Insurance Group Holdings, Inc	3,501
1,960,749		Mitsui Trust Holdings, Inc	6,908
7,607,856		Mizuho Financial Group, Inc	13,949
291,900	e	MonotaRO Co Ltd	9,404
120,420		Murata Manufacturing Co Ltd	7,104
8,100	e	Nabtesco Corp	181
314,106		Namco Bandai Holdings, Inc	4,072

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

201,615	*	NEC Corp	$425
6,200	*	Nexon Co Ltd	63
54,179		NGK Insulators Ltd	643
19,988		NGK Spark Plug Co Ltd	266
18,738		NHK Spring Co Ltd	154
82,006	e	Nidec Corp	4,789
90,881		Nikon Corp	2,683
31,258		Nintendo Co Ltd	3,338
129	e	Nippon Building Fund, Inc	1,334
45,184		Nippon Electric Glass Co Ltd	257
106,441		Nippon Express Co Ltd	440
12,944		Nippon Meat Packers, Inc	179
12,587	e	Nippon Paper Group, Inc	175
18,000	e	Nippon Sheet Glass Co Ltd	24
250,000		Nippon Shokubai Co Ltd	2,561
2,164,321		Nippon Steel Corp	5,329
163,730		Nippon Telegraph & Telephone Corp	6,894
546,308		Nippon Yusen Kabushiki Kaisha	1,286
51,721		Nishi-Nippon City Bank Ltd	128
887,243		Nissan Motor Co Ltd	8,419
22,618		Nisshin Seifun Group, Inc	283
4,600	*	Nisshin Steel Holdings Co Ltd	42
7,835		Nissin Food Products Co Ltd	297
126,100		Nissin Kogyo Co Ltd	1,953
2,756		Nitori Co Ltd	202
20,637		Nitto Denko Corp	1,016
111,200		NKSJ Holdings, Inc	2,385
13,351		NOK Corp	209
1,573,263	e	Nomura Holdings, Inc	9,313
11,674		Nomura Real Estate Holdings, Inc	223
66		Nomura Real Estate Office Fund, Inc	380
12,464		Nomura Research Institute Ltd	260
33,911		NSK Ltd	241
9,000		NTN Corp	24
159		NTT Data Corp	498
5,346		NTT DoCoMo, Inc	7,706
145		NTT Urban Development Corp	141
228,259		Obayashi Corp	1,287
236,398	e	Odakyu Electric Railway Co Ltd	2,460
100,797	e	OJI Paper Co Ltd	348
15,100		Okinawa Electric Power Co, Inc	471
356,800	*	Olympus Corp	6,922
75,302		Omron Corp	1,808
80,398		Ono Pharmaceutical Co Ltd	4,107
106,417		Oriental Land Co Ltd	12,888
289,991	e	ORIX Corp	32,757
680,881		Osaka Gas Co Ltd	2,473
1,887		Otsuka Corp	143
148,500		Otsuka Holdings KK	4,183
812,500		Park24 Co Ltd	12,832
100		Premier Investment Co	369
284,200		Rakuten, Inc	2,216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

942,830		Resona Holdings, Inc	$4,311
74,581	e	Ricoh Co Ltd	792
10,599		Rinnai Corp	720
21,124		Rohm Co Ltd	691
76,100		Sanden Corp	323
3,880		Sankyo Co Ltd	154
300,900	e	Sanrio Co Ltd	9,600
9,156		Santen Pharmaceutical Co Ltd	352
17,224		SBI Holdings, Inc	154
62,634		Secom Co Ltd	3,156
65,743		Sega Sammy Holdings, Inc	1,110
2,700	e	Seiko Epson Corp	22
51,951		Sekisui Chemical Co Ltd	453
61,920		Sekisui House Ltd	678
368,681		Seven & I Holdings Co Ltd	10,393
41,600		Seven Bank Ltd	110
78,106	e	Sharp Corp	273
61,519		Shikoku Electric Power Co, Inc	981
29,982		Shimadzu Corp	205
1,697		Shimamura Co Ltd	165
5,781		Shimano, Inc	370
206,262		Shimizu Corp	775
85,300		Shin-Etsu Chemical Co Ltd	5,206
87,649		Shinsei Bank Ltd	175
37,573		Shionogi & Co Ltd	626
28,385		Shiseido Co Ltd	401
182,301		Shizuoka Bank Ltd	1,781
81,800	*	Shoei Co Ltd	555
176,654	e	Showa Denko KK	270
22,973		Showa Shell Sekiyu KK	130
6,688		SMC Corp	1,215
314,560		Softbank Corp	11,526
154,936		Sojitz Holdings Corp	229
35		So-net M3, Inc	56
712,502	e	Sony Corp	7,991
21,900		Sony Financial Holdings, Inc	394
81,499	e	Square Enix Co Ltd	1,037
17,715		Stanley Electric Co Ltd	252
14,276	*	Sumco Corp	140
189,883		Sumitomo Chemical Co Ltd	598
421,463		Sumitomo Corp	5,407
150,776		Sumitomo Electric Industries Ltd	1,743
70,625		Sumitomo Heavy Industries Ltd	338
115,264		Sumitomo Metal Mining Co Ltd	1,627
1,056,479		Sumitomo Mitsui Financial Group, Inc	38,394
468,396		Sumitomo Realty & Development Co Ltd	15,604
421,063		Sumitomo Rubber Industries, Inc	5,092
250,654		Suruga Bank Ltd	3,083
8,687		Suzuken Co Ltd	245
58,422		Suzuki Motor Corp	1,529
21,300		Sysmex Corp	981
204,500		T&D Holdings, Inc	2,490

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

1,545,910		Taiheiyo Cement Corp	$4,250
355,743		Taisei Corp	1,183
58,200		Taisho Pharmaceutical Holdings Co Ltd	3,997
30,357		Taiyo Nippon Sanso Corp	175
110,718		Takashimaya Co Ltd	788
309,948		Takeda Pharmaceutical Co Ltd	13,853
423,000	e	Tamron Co Ltd	11,983
80,481		Tanabe Seiyaku Co Ltd	1,050
43,727	e	TDK Corp	1,592
2,569,613		Teijin Ltd	6,399
51,576		Terumo Corp	2,048
61,276		THK Co Ltd	1,102
324,878		Tobu Railway Co Ltd	1,723
14,075		Toho Co Ltd	248
53,000		Toho Gas Co Ltd	284
158,415	*	Tohoku Electric Power Co, Inc	1,477
171,260	*	Tokyo Electric Power Co, Inc	413
50,410		Tokyo Electron Ltd	2,325
2,102,924		Tokyo Gas Co Ltd	9,608
395,852		Tokyu Corp	2,230
54,414		Tokyu Land Corp	399
69,427	e	Toppan Printing Co Ltd	430
459,664		Toray Industries, Inc	2,824
1,992,481		Toshiba Corp	7,887
934,000		Tosoh Corp	2,247
34,681		Toto Ltd	261
18,739		Toyo Seikan Kaisha Ltd	253
40,099		Toyo Suisan Kaisha Ltd	1,068
8,097		Toyoda Gosei Co Ltd	165
8,000	e	Toyota Boshoku Corp	93
44,161		Toyota Industries Corp	1,410
2,180,448		Toyota Motor Corp	101,819
26,594		Toyota Tsusho Corp	656
8,028	e	Trend Micro, Inc	243
61,874		Tsumura & Co	1,870
351,932		UBE Industries Ltd	845
88,451		Uni-Charm Corp	4,596
567,600		United Arrows Ltd	13,071
318,484		Ushio, Inc	3,492
1,693		USS Co Ltd	176
41,000		West Japan Railway Co	1,615
5,073		Yahoo! Japan Corp	1,643
44,477	e	Yakult Honsha Co Ltd	1,948
6,749	e	Yamada Denki Co Ltd	261
16,666		Yamaguchi Financial Group, Inc	147
12,388		Yamaha Corp	131
31,383	e	Yamaha Motor Co Ltd	348
5,300		Yamato Kogyo Co Ltd	155
48,055		Yamato Transport Co Ltd	730
13,553		Yamazaki Baking Co Ltd	151
28,384		Yaskawa Electric Corp	274
26,610		Yokogawa Electric Corp	292

		TOTAL JAPAN	1,123,245

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

JERSEY, C.I. - 0.0%
8,400		Randgold Resources Ltd	$831

		TOTAL JERSEY, C.I.	831

KOREA, REPUBLIC OF - 0.3%
28,797		Hyundai Motor Co	5,936
73,131		KB Financial Group, Inc	2,612
20,800		Samsung Electronics Co Ltd	29,886
100,000		Samsung Heavy Industries Co Ltd	3,654

		TOTAL KOREA, REPUBLIC OF	42,088

LUXEMBOURG - 0.0%
84,793		ArcelorMittal	1,478
6,825	e	Millicom International Cellular S.A.	593
27,548		SES Global S.A.	793
44,854		Tenaris S.A.	935

		TOTAL LUXEMBOURG	3,799

MACAU - 0.0%
130,800	*,e	Wynn Macau Ltd	360

		TOTAL MACAU	360

MALAYSIA - 0.1%
1,151,800		Public Bank BHD	6,145
1,500,000		UMW Holdings BHD	5,857
33,959		YNH Property BHD	21

		TOTAL MALAYSIA	12,023

MEXICO - 0.3%
3,500,000		Alfa S.A. de C.V. (Class A)	7,413
684,996		Fresnillo plc	21,010
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	3,703
189,728	*	Grupo Financiero Santander Mexico SAB de C.V. (ADR)	3,070
621,000	e	Grupo Modelo S.A. (Series C)	5,574

		TOTAL MEXICO	40,770

NETHERLANDS - 2.0%
156,358		Aegon NV	1,010
498,028		Akzo Nobel NV	32,968
30,735		ASML Holding NV	1,971
6,129		Boskalis Westminster	277
5,534		Corio NV	254
3,853,889	*	D.E Master Blenders 1753 NV	44,276
4,894		Delta Lloyd NV	81
412,400		DSM NV	25,134
491,834		European Aeronautic Defence and Space Co	19,389
6,343		Fugro NV	376
141,621		Gemalto NV	12,783

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,181		Heineken Holding NV	$561
290,891		Heineken NV	19,502
4,205,269	*	ING Groep NV	39,942
605,526		Koninklijke Ahold NV	8,120
96,040		Koninklijke Philips Electronics NV	2,543
3,454		Koninklijke Vopak NV	244
22,025	*	Qiagen N.V.	400
10,224		Randstad Holdings NV	380
205,028		Reed Elsevier NV	3,040
1,519,917		Royal Dutch Shell plc (A Shares)	52,757
822,264		Royal Dutch Shell plc (B Shares)	29,335
108,063		Royal KPN NV	534
7,052	*	SBM Offshore NV	99
32,237		TNT Express NV	359
367,725		Unilever NV	14,070
27,678		Wolters Kluwer NV	569
5,992		Ziggo NV	196

		TOTAL NETHERLANDS	311,170

NEW ZEALAND - 0.0%
112,794		Auckland International Airport Ltd	250
45,232	*	Contact Energy Ltd	195
85,021	e	Fletcher Building Ltd	597
73,323		Sky City Entertainment Group Ltd	230
243,829		Telecom Corp of New Zealand Ltd	461

		TOTAL NEW ZEALAND	1,733

NORWAY - 0.5%
443,739		Aker Kvaerner ASA	9,189
99,400	e	Algeta ASA	2,784
2,867,860		DNB NOR Holding ASA	36,656
10,241		Gjensidige Forsikring BA	147
87,338		Norsk Hydro ASA	443
71,384		Orkla ASA	626
636,713		Petroleum Geo-Services ASA	11,090
29,761	e	SeaDrill Ltd	1,097
105,637		Statoil ASA	2,663
72,106		Telenor ASA	1,468
339,543		Yara International ASA	16,929

		TOTAL NORWAY	83,092

PHILIPPINES - 0.1%
10,000,000		Alliance Global Group, Inc	4,098
2,771,610		Metropolitan Bank & Trust	6,901
14,362,200		SM Prime Holdings	5,789

		TOTAL PHILIPPINES	16,788

PORTUGAL - 0.0%
130,996	*	Banco Espirito Santo S.A.	156
83,492		Energias de Portugal S.A.	254
19,580		Galp Energia SGPS S.A.	304
20,564	e	Jeronimo Martins SGPS S.A.	398

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

55,285	e	Portugal Telecom SGPS S.A.	$275

		TOTAL PORTUGAL	1,387

RUSSIA - 0.0%
550,000		Sberbank of Russian Federation (ADR)	6,895

		TOTAL RUSSIA	6,895

SINGAPORE - 0.5%
224,473		Ascendas Real Estate Investment Trust	439
133,000	e	CapitaCommercial Trust	185
866,082		CapitaLand Ltd	2,666
711,362		CapitaMall Trust	1,250
115,000		CapitaMalls Asia Ltd	185
162,868		City Developments Ltd	1,742
154,028		ComfortDelgro Corp Ltd	227
619,025		DBS Group Holdings Ltd	7,599
105,134	*	Flextronics International Ltd	653
77,103		Fraser and Neave Ltd	616
512,384	e	Genting International plc	589
6,230,800		Global Logistic Properties	14,410
16,420,497		Golden Agri-Resources Ltd	8,837
514,000		Hotel Properties Ltd	1,276
8,082		Jardine Cycle & Carriage Ltd	322
400,425		Keppel Corp Ltd	3,657
1,019,000		Keppel Land Ltd	3,413
26,000		K-Green Trust	22
18,000	*,e	Neptune Orient Lines Ltd	17
133,155	e	Olam International Ltd	171
471,699		Oversea-Chinese Banking Corp	3,801
781,609		SembCorp Industries Ltd	3,408
356,857	e	SembCorp Marine Ltd	1,363
147,492		Singapore Airlines Ltd	1,308
260,560		Singapore Exchange Ltd	1,514
499,963	e	Singapore Press Holdings Ltd	1,656
451,896		Singapore Technologies Engineering Ltd	1,426
2,526,704		Singapore Telecommunications Ltd	6,875
46,274		StarHub Ltd	145
301,022		United Overseas Bank Ltd	4,938
1,562,965		United Overseas Land Ltd	7,708
158,230	e	Wilmar International Ltd	437

		TOTAL SINGAPORE	82,855

SOUTH AFRICA - 0.2%
900,000	e	African Bank Investments Ltd	3,435
2,712,100	e	Life Healthcare Group Holdings Pte Ltd	10,877
220,000		Mr Price Group Ltd	3,646
900,000		Sanlam Ltd	4,792
110,000		Sasol Ltd	4,744
500,000		Woolworths Holdings Ltd	4,209

		TOTAL SOUTH AFRICA	31,703

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SPAIN - 1.0%
31,982		Abertis Infraestructuras S.A. (Continuous)	$528
2,353		Acciona S.A.	176
6,596		Acerinox S.A.	73
13,382		ACS Actividades Cons y Servicios S.A.	339
869,697		Amadeus IT Holding S.A.	21,978
1,584,604	e	Banco Bilbao Vizcaya Argentaria S.A.	14,722
169,972	*	Banco de Sabadell S.A.	444
274,959		Banco Popular Espanol S.A.	215
3,393,584		Banco Santander Central Hispano S.A.	27,580
25,021	*,e	Bankia SAU	13
822	*,m	CaixaBank	3
39,689		Cintra Concesiones de Infraestructuras de Transporte S.A.	591
74,210	e	Corp Mapfre S.A.	229
76,710	e	Criteria Caixacorp S.A.	269
3,386,827		Distribuidora Internacional de Alimentacion S.A.	21,639
8,155		Enagas	175
195,600	e	Endesa S.A.	4,355
17,237		Gas Natural SDG S.A.	311
13,248	*	Grifols S.A.	463
1,482,300		Iberdrola S.A.	8,278
217,543		Inditex S.A.	30,566
950,000		Prosegur Cia de Seguridad S.A.	5,568
4,813	e	Red Electrica de Espana	238
73,130		Repsol YPF S.A.	1,493
989,969		Telefonica S.A.	13,403
14,048	e	Zardoya Otis S.A.	200

		TOTAL SPAIN	153,849

SWEDEN - 0.9%
31,590		Alfa Laval AB	661
15,797		Assa Abloy AB (Class B)	595
63,480		Atlas Copco AB (A Shares)	1,760
36,031		Atlas Copco AB (B Shares)	884
600,000	*	Biovitrum AB	3,396
212,143		Boliden AB	4,031
1,148,707		Electrolux AB (Series B)	30,342
671,052	e	Elekta AB (B Shares)	10,463
284,277		Ericsson (LM) (B Shares)	2,872
19,180		Getinge AB (B Shares)	652
191,776		Hennes & Mauritz AB (B Shares)	6,646
11,615		Hexagon AB (B Shares)	294
2,486		Holmen AB (B Shares)	74
38,836		Husqvarna AB (B Shares)	236
5,908		Industrivarden AB	98
470,800		Intrum Justitia AB	7,054
42,083		Investor AB (B Shares)	1,106
10,059		Kinnevik Investment AB (Series B)	210
11,135	*	Lundin Petroleum AB	258
276,365		Nordea Bank AB	2,658
9,597		Ratos AB (B Shares)	92
279,932		Sandvik AB	4,499

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

877,848		Scania AB (B Shares)	$18,252
29,455		Securitas AB (B Shares)	258
139,025		Skandinaviska Enskilda Banken AB (Class A)	1,189
35,311		Skanska AB (B Shares)	580
257,933		SKF AB (B Shares)	6,533
8,386	e	Ssab Svenskt Stal AB (Series A)	74
54,291		Svenska Cellulosa AB (B Shares)	1,180
46,332		Svenska Handelsbanken (A Shares)	1,666
263,087		Swedbank AB (A Shares)	5,168
428,164		Swedish Match AB	14,373
29,904		Tele2 AB (B Shares)	541
208,373		TeliaSonera AB	1,415
330,000		Trelleborg AB (B Shares)	4,127
117,322		Volvo AB (B Shares)	1,618

		TOTAL SWEDEN	135,855

SWITZERLAND - 3.3%
158,076		ABB Ltd	3,278
9,623		Actelion Ltd	460
310,864		Adecco S.A.	16,463
8,007		Aryzta AG.	412
4,548		Baloise Holding AG.	393
112		Banque Cantonale Vaudoise	60
87		Barry Callebaut AG.	84
418,654		Compagnie Financiere Richemont S.A.	32,862
1,071,239		Credit Suisse Group	26,145
365		EMS-Chemie Holding AG.	86
3,624		Geberit AG.	803
4,660		Givaudan S.A.	4,925
179,161	e	Glencore International AG.	1,035
497,552		Holcim Ltd	36,647
10,420		Julius Baer Group Ltd	371
5,004		Kuehne & Nagel International AG.	603
81		Lindt & Spruengli AG.	264
10		Lindt & Spruengli AG. (Reg)	378
47,249		Lonza Group AG.	2,560
1,277,783		Nestle S.A.	83,367
697,415		Novartis AG.	44,058
253,000		Novartis AG. (ADR)	16,015
2,566		Pargesa Holding S.A.	177
768		Partners Group	178
4,615		Phonak Holding AG.	512
379,664		Roche Holding AG.	76,761
2,148		Schindler Holding AG.	311
1,071		Schindler Holding AG. (Reg)	152
480		SGS S.A.	1,066
104		Sika AG.	241
62,180		STMicroelectronics NV	451
368	e	Straumann Holding AG.	45
1,065		Sulzer AG.	169
3,087		Swatch Group AG.	1,565
3,084		Swatch Group AG. Reg	267

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

2,881		Swiss Life Holding	$385
2,440		Swiss Prime Site AG.	204
550,548		Swiss Re Ltd	39,914
2,244		Swisscom AG.	972
149,201		Syngenta AG.	60,275
70,342		Tyco Electronics Ltd	2,611
2,205,200		UBS AG. (Switzerland)	34,509
13,898		Zurich Financial Services AG.	3,724

		TOTAL SWITZERLAND	495,758

TAIWAN - 0.3%
1,080,000		Cleanaway Co Ltd	7,141
1,000,000		Far EasTone Telecommunications Co Ltd	2,553
204,000		Ginko International Co Ltd	2,281
981,000		King Slide Works Co Ltd	6,241
85,000		Largan Precision Co Ltd	2,290
4,000,000		Pou Chen Corp	4,214
9,000,000		Taishin Financial Holdings Co Ltd	3,597
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,204
613,000		TPK Holding Co Ltd	10,977
1,084,000		Zhen Ding Technology Holding Ltd	2,685

		TOTAL TAIWAN	43,183

THAILAND - 0.2%
850,000		Bangkok Bank PCL (ADR)	5,465
5,538,000		Bank of Ayudhya PCL - NVDR	5,922
3,859,400		Indorama Ventures PCL (Foreign)	3,186
1,157,000		Kasikornbank PCL - NVDR	7,363
9,500,000		Krung Thai Bank PCL	6,211
12,000,000		Thai Beverage PCL	3,901

		TOTAL THAILAND	32,048

TURKEY - 0.3%
820,000		Arcelik AS	5,378
500,000		Aselsan Elektronik Sanayi Ve Ticaret AS	2,377
2,368,000		Enka Insaat ve Sanayi AS	7,069
250,000		Ford Otomotiv Sanayi AS	3,007
400,000		Koza Altin Isletmeleri AS	9,677
1,177,700		TAV Havalimanlari Holding AS	6,032
930,000		Tofas Turk Otomobil Fabrik	5,475
490,869		Turkiye Halk Bankasi AS	4,839

		TOTAL TURKEY	43,854

UKRAINE - 0.1%
569,454	*	MHP SA (GDR)	9,036

		TOTAL UKRAINE	9,036

UNITED KINGDOM - 9.0%
89,837		3i Group plc	321
42,061		Aberdeen Asset Management plc	253
13,274	e	Acergy S.A.	319

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

18,466		Admiral Group plc	$352
2,400,000	*	Afren plc	5,208
798,767	e	Aggreko plc	22,796
14,334		AMEC plc	237
254,137		Anglo American plc (London)	8,011
2,140,288		Antofagasta plc	46,904
1,264,720		ARM Holdings plc	15,972
4,379,627		Ashtead Group plc	30,804
380,128	*,e	ASOS plc	16,767
526,941		Associated British Foods plc	13,462
125,649		AstraZeneca plc	5,954
2,135		AstraZeneca plc (ADR)	101
1,122,234	*,e	Avanti Communications Group plc	4,548
542,461		Aveva Group plc	19,466
267,153		Aviva plc	1,653
2,086,906		AZ Electronic Materials S.A.	12,007
17,889		Babcock International Group	282
320,299		BAE Systems plc	1,780
62,610		Balfour Beatty plc	282
20,581,481		Barclays plc	89,405
1,754,264		BG Group plc	29,261
994,255		BHP Billiton plc	35,071
4,251,400		BP plc	29,560
6,769		BP plc (ADR)	282
321,004		British American Tobacco plc	16,318
531,802		British Land Co plc	4,913
1,961,911		British Sky Broadcasting plc	24,744
5,557,881		BT Group plc	21,204
314,682		Bunzl plc	5,209
21,268		Burberry Group plc	427
31,467		Capita Group plc	389
8,281		Carnival plc	322
5,887,735		Centrica plc	32,133
50,757		Cobham plc	184
175,481		Compass Group plc	2,083
191,477		Croda International plc	7,484
623,523	*	Delphi Automotive plc	23,850
1,561,212		Diageo plc	45,473
417,700		easyJet plc	5,254
138,396		Ensco plc	8,204
13,624		Eurasian Natural Resources Corp	64
17,368		Evraz plc	75
1,611,036		Experian Group Ltd	25,965
74,130		GKN plc	280
1,060,024		GlaxoSmithKline plc	23,079
123,855		Group 4 Securicor plc	519
67,875		Hammerson plc	544
10,711		Hargreaves Lansdown plc	120
6,793,235		HSBC Holdings plc	71,986
49,937		ICAP plc	252
1,974,086	*	Imagination Technologies Group plc	12,875
15,827		IMI plc	286

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

212,932		Imperial Tobacco Group plc	$8,256
21,766		Inmarsat plc	210
23,646		InterContinental Hotels Group plc	663
71,601	*	International Consolidated Airlines	213
7,606		Intertek Group plc	386
790,761		Invensys plc	4,232
43,772		Investec plc	305
177,124		ITV plc	307
113,496		J Sainsbury plc	642
9,298		Johnson Matthey plc	365
8,870		Kazakhmys plc	115
113,623		Kingfisher plc	531
900,000		Ladbrokes plc	2,923
72,693		Land Securities Group plc	970
11,237,264		Legal & General Group plc	26,945
47,235		Liberty International plc	272
35,446,708	*	Lloyds TSB Group plc	28,247
15,320		London Stock Exchange Group plc	273
3,515		Lonmin plc	17
81,128		Man Group plc	111
77,124		Marks & Spencer Group plc	484
37,654		Meggitt plc	236
58,398		Melrose Industries plc	214
540,000		Mondi plc	5,960
18,387,917	*,e	Monitise plc	10,156
332,328		National Grid plc	3,812
1,000,000		New Carphone Warehouse plc	3,354
394,230		Next plc	23,931
448,724		Old Mutual plc	1,318
402,515		Pearson plc	7,846
21,461		Petrofac Ltd	574
3,213,728		Prudential plc	45,851
59,619		Reckitt Benckiser Group plc	3,785
57,716		Reed Elsevier plc	609
66,060		Resolution Ltd	269
80,996		Rexam plc	580
467,706		Rio Tinto Ltd	32,884
1,294,518		Rio Tinto plc	75,504
345,320	e	Rio Tinto plc (ADR)	20,060
2,029,529		Rolls-Royce Group plc	29,110
320,596		Royal & Sun Alliance Insurance Group plc	662
180,522	*	Royal Bank of Scotland Group plc	965
65,397		SABMiller plc	3,035
118,497		Sage Group plc	570
11,287		Schroders plc	314
88,480		Scottish & Southern Energy plc	2,058
66,209		Segro plc	269
47,913		Serco Group plc	420
22,189		Severn Trent plc	571
246,000		Signet Jewelers Ltd	13,136
84,825		Smith & Nephew plc	938
268,705		Smiths Group plc	5,263

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

180,000		Spectris plc	$6,074
2,436,290		Standard Chartered plc	63,051
214,598		Standard Life plc	1,173
397,553		Tate & Lyle plc	4,919
1,497,173		Telecity Group plc	19,335
634,765		Tesco plc	3,497
468,700		Travis Perkins plc	8,398
48,136		TUI Travel plc	223
1,219,180		Tullow Oil plc	25,417
516,834		Unilever plc	20,090
64,788		United Utilities Group plc	713
125,000		Victrex plc	3,331
280,686	e	Virgin Media, Inc	10,315
17,140,749		Vodafone Group plc	43,148
10,011		Vodafone Group plc (ADR)	252
9,698		Weir Group plc	300
436,940		Whitbread plc	17,558
900,000		William Hill plc	5,128
211,426		WM Morrison Supermarkets plc	908
697,444		Wolseley plc	33,351
197,959		Xstrata plc	3,456

		TOTAL UNITED KINGDOM	1,366,652

UNITED STATES - 52.2%
111,058		3M Co	10,312
42,500		A.O. Smith Corp	2,680
851,668		Abbott Laboratories	55,784
230,178		Abercrombie & Fitch Co (Class A)	11,042
663,147		Accenture plc	44,099
728,217		ACE Ltd	58,112
55,487		Activision Blizzard, Inc	589
370,144	*	Adobe Systems, Inc	13,947
708,602		ADT Corp	32,943
42,879		Advance Auto Parts, Inc	3,102
1,842	*	Aecom Technology Corp	44
110,148		AES Corp	1,179
213,940		Aetna, Inc	9,905
60,634	*	Affiliated Managers Group, Inc	7,892
102,812		Aflac, Inc	5,461
151,351	*	AGCO Corp	7,434
42,011		Agilent Technologies, Inc	1,720
37,417		Air Products & Chemicals, Inc	3,144
13,201		Airgas, Inc	1,205
36,829	*	Akamai Technologies, Inc	1,507
8,762		Albemarle Corp	544
107,508		Alcoa, Inc	933
186,703	*	Alexion Pharmaceuticals, Inc	17,515
1,361	*	Alleghany Corp	457
10,178		Allegheny Technologies, Inc	309
196,941		Allergan, Inc	18,065
71,718	*,e	Alliance Data Systems Corp	10,382
58,450		Alliant Energy Corp	2,567

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

25,500		Allied World Assurance Co Holdings Ltd	$2,009
1,223	*	Allscripts Healthcare Solutions, Inc	12
188,645		Allstate Corp	7,578
32,793		Altera Corp	1,129
975,463		Altria Group, Inc	30,649
146,816	*	Amazon.com, Inc	36,871
57,366		AMB Property Corp	2,093
1,154	*	AMC Networks, Inc	57
3,779		Amdocs Ltd	128
35,058		Ameren Corp	1,077
67,885		American Capital Agency Corp	1,965
387,734		American Eagle Outfitters, Inc	7,952
78,179		American Electric Power Co, Inc	3,337
829,285		American Express Co	47,667
33,900		American Financial Group, Inc	1,340
140,137	*	American International Group, Inc	4,947
265,944		American Tower Corp	20,549
72,711		American Water Works Co, Inc	2,700
77,161		Ameriprise Financial, Inc	4,833
44,474		AmerisourceBergen Corp	1,920
89,125		Ametek, Inc	3,348
687,357		Amgen, Inc	59,333
63,644		Amphenol Corp (Class A)	4,118
406,385		Anadarko Petroleum Corp	30,198
76,330		Analog Devices, Inc	3,210
226,143		Annaly Capital Management, Inc	3,175
9,664	*	Ansys, Inc	651
161,632		Aon plc	8,987
222,575		Apache Corp	17,472
562,024		Apple, Inc	299,576
186,502		Applied Materials, Inc	2,134
63,990	*	Arch Capital Group Ltd	2,817
216,810		Archer Daniels Midland Co	5,938
22,329	*	Arrow Electronics, Inc	850
350,019		Ashland, Inc	28,145
16,890		Assurant, Inc	586
3,297,967		AT&T, Inc	111,174
48,374	*	Autodesk, Inc	1,710
9,734	e	Autoliv, Inc	656
85,273		Automatic Data Processing, Inc	4,861
1,375	*	Autonation, Inc	55
15,852	*	Autozone, Inc	5,618
591,289		Avago Technologies Ltd	18,720
59,997		AvalonBay Communities, Inc	8,135
11,080		Avery Dennison Corp	387
17,381	*	Avnet, Inc	532
67,120		Avon Products, Inc	964
322,713		Axis Capital Holdings Ltd	11,179
2,258		Babcock & Wilcox Co	59
118,946		Baker Hughes, Inc	4,858
40,277		Ball Corp	1,802
80,000	*	Bally Technologies, Inc	3,577

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,940,669		Bank of America Corp	$45,712
207,092		Bank of New York Mellon Corp	5,322
15,176		Bard (C.R.), Inc	1,483
663,827		Baxter International, Inc	44,251
186,825		BB&T Corp	5,438
121,518		Beam, Inc	7,424
32,777		Becton Dickinson & Co	2,563
86,924	*	Bed Bath & Beyond, Inc	4,860
683,474	*	Berkshire Hathaway, Inc (Class B)	61,308
196,769		Best Buy Co, Inc	2,332
78,367	*	Biogen Idec, Inc	11,494
40,000	*	BioMarin Pharmaceuticals, Inc	1,970
380	*	Bio-Rad Laboratories, Inc (Class A)	40
22,581		BlackRock, Inc	4,668
882,082		Blackstone Group LP	13,752
67,397	*	BMC Software, Inc	2,673
675,882		Boeing Co	50,934
11,578	*	BorgWarner, Inc	829
24,745		Boston Properties, Inc	2,618
225,689	*	Boston Scientific Corp	1,293
43,900		Brinker International, Inc	1,360
223,453		Bristol-Myers Squibb Co	7,282
673,088		Broadcom Corp (Class A)	22,353
160,000		Broadridge Financial Solutions, Inc	3,661
152,711	e	Brookfield Office Properties, Inc (Toronto)	2,604
74,926		Brown-Forman Corp (Class B)	4,739
48,041		Bunge Ltd	3,492
34,372		CA, Inc	755
32,589		Cablevision Systems Corp (Class A)	487
239,619		Cabot Oil & Gas Corp	11,919
97,000	*	CACI International, Inc (Class A)	5,338
626,912	*	Calpine Corp	11,366
7,520		Camden Property Trust	513
77,682	*	Cameron International Corp	4,386
18,845	e	Campbell Soup Co	658
186,539		Capital One Financial Corp	10,806
59,063		Cardinal Health, Inc	2,432
210,085	*	CareFusion Corp	6,004
25,400		Carlisle Cos, Inc	1,493
111,788	*	Carmax, Inc	4,197
982,107		Carnival Corp	36,112
40,000	*	Catamaran Corp	1,884
58,482	*	Catamaran Corp (Toronto)	2,750
184,346		Caterpillar, Inc	16,514
47,159	*	CBRE Group, Inc	938
231,329		CBS Corp (Class B)	8,802
15,779		Celanese Corp (Series A)	703
462,535	*	Celgene Corp	36,411
1,709,377		Centerpoint Energy, Inc	32,906
186,912		CenturyTel, Inc	7,312
32,022	*	Cerner Corp	2,486
93,165		CF Industries Holdings, Inc	18,927

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

16,464		CH Robinson Worldwide, Inc	$1,041
130,000	*	Charles River Laboratories International, Inc	4,871
150,663		Charles Schwab Corp	2,164
4,318	*	Charter Communications, Inc	329
150,000	*	Cheniere Energy, Inc	2,817
67,982	e	Chesapeake Energy Corp	1,130
1,243,043		Chevron Corp	134,423
100,000		Chicago Bridge & Iron Co NV	4,635
200,000		Chico’s FAS, Inc	3,692
10,709	*	Chipotle Mexican Grill, Inc (Class A)	3,186
37,264		Chubb Corp	2,807
334,575		Church & Dwight Co, Inc	17,923
505,000	*	Ciena Corp	7,929
167,486		Cigna Corp	8,954
8,860		Cimarex Energy Co	511
35,371		Cincinnati Financial Corp	1,385
11,993		Cintas Corp	491
4,399,496		Cisco Systems, Inc	86,450
18,926	*	CIT Group, Inc	731
1,956,105		Citigroup, Inc	77,383
19,024	*	Citrix Systems, Inc	1,251
246,640	e	Cleveland-Cliffs, Inc	9,510
15,293		Clorox Co	1,120
41,845		CME Group, Inc	2,122
108,606		CMS Energy Corp	2,648
42,809		Coach, Inc	2,376
38,148	*	Cobalt International Energy, Inc	937
1,978,729		Coca-Cola Co	71,729
134,303		Coca-Cola Enterprises, Inc	4,261
35,600	*	Cognizant Technology Solutions Corp (Class A)	2,636
160,875		Colgate-Palmolive Co	16,818
2,043,200		Comcast Corp (Class A)	76,375
88,490	e	Comcast Corp (Special Class A)	3,181
175,877		Comerica, Inc	5,336
140,870		Computer Sciences Corp	5,642
74,602		ConAgra Foods, Inc	2,201
172,633	*	Concho Resources, Inc	13,907
456,502		ConocoPhillips	26,473
323,452		Consol Energy, Inc	10,383
30,785		Consolidated Edison, Inc	1,710
115,387	*	Constellation Brands, Inc (Class A)	4,084
4,881	*	Continental Resources, Inc	359
931		Con-Way, Inc	26
19,748		Core Laboratories NV	2,159
187,891		Corning, Inc	2,371
358,143		Costco Wholesale Corp	35,374
1,199	*	Covance, Inc	69
24,373		Coventry Health Care, Inc	1,093
143,960		Covidien plc	8,312
999		Crane Co	46
11,612	*,e	Cree, Inc	395
67,297	*	Crown Castle International Corp	4,856

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

22,295	*	Crown Holdings, Inc	$821
272,880		CSX Corp	5,384
121,302		Cummins, Inc	13,143
827,723		CVS Corp	40,020
250,585		Cytec Industries, Inc	17,248
129,427		Danaher Corp	7,235
12,697		Darden Restaurants, Inc	572
25,187	*	DaVita, Inc	2,784
1,055,804	*	Dean Foods Co	17,431
55,384		Deere & Co	4,786
236,509		Dell, Inc	2,396
376,844	*	Delta Air Lines, Inc	4,473
548,304	*	Denbury Resources, Inc	8,883
39,124		Dentsply International, Inc	1,550
66,467		Devon Energy Corp	3,459
40,263	e	Diamond Offshore Drilling, Inc	2,736
49,906		Dick’s Sporting Goods, Inc	2,270
12,574	e	Digital Realty Trust, Inc	854
97,385		Dillard’s, Inc (Class A)	8,158
222,919	*	DIRECTV	11,182
514,042		Discover Financial Services	19,816
82,733	*	Discovery Communications, Inc (Class A)	5,252
22,272	*	Discovery Communications, Inc (Class C)	1,303
346,474		DISH Network Corp (Class A)	12,612
4,223	e	Dolby Laboratories, Inc (Class A)	124
93,317	*	Dollar General Corp	4,114
24,048	*	Dollar Tree, Inc	975
115,622		Dominion Resources, Inc	5,989
18,380		Domtar Corp	1,535
2,274		Douglas Emmett, Inc	53
395,730		Dover Corp	26,003
1,228,594		Dow Chemical Co	39,708
63,296		DR Horton, Inc	1,252
55,878		Dr Pepper Snapple Group, Inc	2,469
77,307		DTE Energy Co	4,642
187,399		Du Pont (E.I.) de Nemours & Co	8,427
611,969		Duke Energy Corp	39,044
66,729		Duke Realty Corp	926
4,383		Dun & Bradstreet Corp	345
63,980	*	E*Trade Financial Corp	573
128,999		East West Bancorp, Inc	2,772
61,763		Eastman Chemical Co	4,203
395,254		Eaton Corp	21,423
11,039		Eaton Vance Corp	352
1,054,750	*	eBay, Inc	53,813
607	*	EchoStar Corp (Class A)	21
282,883		Ecolab, Inc	20,339
204,473		Edison International	9,240
64,950	*	Edwards Lifesciences Corp	5,857
31,056	*	Electronic Arts, Inc	451
192,879		Eli Lilly & Co	9,513
804,486	*	EMC Corp	20,353

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

121,740		Emerson Electric Co	$6,447
6,892		Energen Corp	311
12,785		Energizer Holdings, Inc	1,023
1,134		Energy Transfer Partners LP	49
1,784	*	Engility Holdings, Inc	34
31,383		Entergy Corp	2,001
217,416		EOG Resources, Inc	26,262
79,685		Equifax, Inc	4,313
17,126	*	Equinix, Inc	3,531
36,918		Equitable Resources, Inc	2,177
49,988		Equity Residential	2,833
102,804		Estee Lauder Cos (Class A)	6,154
23,513		Everest Re Group Ltd	2,585
138,152		Exelon Corp	4,109
187,615		Expedia, Inc	11,529
21,120		Expeditors International of Washington, Inc	835
228,414	*	Express Scripts Holding Co	12,334
2,247,883	d	Exxon Mobil Corp	194,554
66,456	*	F5 Networks, Inc	6,456
100,596	*	Facebook, Inc	2,679
20,549		Family Dollar Stores, Inc	1,303
33,656		Fastenal Co	1,571
25,994		Federal Realty Investment Trust	2,704
190,000	e	Federated Investors, Inc (Class B)	3,844
297,119		FedEx Corp	27,252
65,434		Fidelity National Information Services, Inc	2,278
115,062		Fidelity National Title Group, Inc (Class A)	2,710
394,287		Fifth Third Bancorp	5,989
9,185		First Republic Bank	301
990	*,e	First Solar, Inc	31
153,163		FirstEnergy Corp	6,396
55,819	*	Fiserv, Inc	4,411
50,000	*	FleetCor Technologies, Inc	2,683
15,949		Flir Systems, Inc	356
23,703		Flowserve Corp	3,480
20,229		Fluor Corp	1,188
52,152		FMC Corp	3,052
107,074	*	FMC Technologies, Inc	4,586
200,000		Foot Locker, Inc	6,424
3,380,861		Ford Motor Co	43,782
94,725	*	Forest Laboratories, Inc	3,346
101,200	*	Fortune Brands Home & Security, Inc	2,957
4,874	*	Fossil, Inc	454
44,771		Franklin Resources, Inc	5,628
405,826		Freeport-McMoRan Copper & Gold, Inc (Class B)	13,879
132,869	e	Frontier Communications Corp	569
261,784	e	GameStop Corp (Class A)	6,568
160,000		Gannett Co, Inc	2,882
296,981		Gap, Inc	9,218
11,390	e	Garmin Ltd	465
43,325		General Dynamics Corp	3,001
5,775,820		General Electric Co	121,234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

44,777		General Growth Properties, Inc	$889
598,462		General Mills, Inc	24,184
26,439,985	*,n	General Motors Co	0	^
29,845,445	*,n	General Motors Co	0	^
13,592,224	*,n	General Motors Co	0	^
18,106,794	*,e,n	General Motors Co	0	^
19,417,463	*,n	General Motors Co	0	^
4,461,000	*,n	General Motors Co	0	^
18,159,000	*,n	General Motors Co	0	^
158,725	*	General Motors Co	4,576
61,921,000	*,e,n	General Motors Co	0	^
530,757	*	General Motors Co	0	^
69,850,000	*,n	General Motors Co	0	^
32,141		Genuine Parts Co	2,044
9,439	*	Genworth Financial, Inc (Class A)	71
359,131	*	Gilead Sciences, Inc	26,378
1,562		Global Payments, Inc	71
329,646		Goldman Sachs Group, Inc	42,050
107,858	*	Goodyear Tire & Rubber Co	1,490
149,121	*	Google, Inc (Class A)	105,782
500,000	*	Graphic Packaging Holding Co	3,230
98,229	*,e	Green Mountain Coffee Roasters, Inc	4,063
1,039		Guess?, Inc	25
28,115		H&R Block, Inc	522
1		H.B. Fuller Co	0	^
33,012		H.J. Heinz Co	1,904
975,073		Halliburton Co	33,825
47,223		Harley-Davidson, Inc	2,306
24,118		Harris Corp	1,181
104,715		Hartford Financial Services Group, Inc	2,350
18,461	e	Hasbro, Inc	663
204,588		HCA Holdings, Inc	6,172
61,980		HCP, Inc	2,800
43,921		Health Care REIT, Inc	2,692
2,198	*	Health Net, Inc	53
26,849		Helmerich & Payne, Inc	1,504
10,635	*	Henry Schein, Inc	856
53,530	e	Herbalife Ltd	1,763
102,880		Hershey Co	7,430
797,449	*	Hertz Global Holdings, Inc	12,974
109,818		Hess Corp	5,816
1,061,064		Hewlett-Packard Co	15,120
166,000		Hillshire Brands Co	4,671
72,453		Holly Corp	3,373
43,702	*	Hologic, Inc	875
1,205,548		Home Depot, Inc	74,563
1,009,912		Honeywell International, Inc	64,099
15,043		Hormel Foods Corp	469
27,888	*	Hospira, Inc	871
113,482		Host Marriott Corp	1,778
599	*,e	Hovnanian Enterprises, Inc (Class A)	4
82,745		Hudson City Bancorp, Inc	673

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

126,943		Humana, Inc	$8,712
729,500		Huntington Bancshares, Inc	4,662
321,379		Huntsman Corp	5,110
193,650		IAC/InterActiveCorp	9,160
8,479	*	IHS, Inc (Class A)	814
136,861		Illinois Tool Works, Inc	8,323
64,587	*,e	Illumina, Inc	3,590
203,868		Ingersoll-Rand plc	9,778
92,000		Ingredion, Inc	5,928
8,098		Integrys Energy Group, Inc	423
1,935,990		Intel Corp	39,939
8,386	*	IntercontinentalExchange, Inc	1,038
739,353		International Business Machines Corp	141,623
8,656		International Flavors & Fragrances, Inc	576
42,736		International Game Technology	606
85,489		International Paper Co	3,406
162,940		Interpublic Group of Cos, Inc	1,796
131,554		Intuit, Inc	7,827
13,768	*	Intuitive Surgical, Inc	6,751
141,603		Invesco Ltd	3,694
15,188		Iron Mountain, Inc	472
1,549,535	e	iShares MSCI Canada Index Fund	44,007
2,377,043		iShares MSCI EAFE Index Fund	135,064
76,800	*,e	ITT Educational Services, Inc	1,329
20,846		J.B. Hunt Transport Services, Inc	1,245
23,392		J.M. Smucker Co	2,017
21,267	*	Jacobs Engineering Group, Inc	905
313,376		Jarden Corp	16,202
16,652	e	JC Penney Co, Inc	328
350,000	*	JDS Uniphase Corp	4,739
1,503,582		Johnson & Johnson	105,401
96,744		Johnson Controls, Inc	2,970
789		Jones Lang LaSalle, Inc	66
170,855		Joy Global, Inc	10,897
2,261,310		JPMorgan Chase & Co	99,430
524,270	*	Juniper Networks, Inc	10,312
49,641		Kansas City Southern Industries, Inc	4,144
1,399	e	KB Home	22
128,833		KBR, Inc	3,855
36,552		Kellogg Co	2,041
50,000	e	Kennametal, Inc	2,000
135,042		Keycorp	1,137
95,643		Kimberly-Clark Corp	8,075
101,963	e	Kimco Realty Corp	1,970
9,962		Kinder Morgan Management LLC	752
222,403		Kinder Morgan, Inc	7,858
999	*	Kirby Corp	62
21,618		Kla-Tencor Corp	1,032
220,000	*	Kodiak Oil & Gas Corp	1,947
22,526		Kohl’s Corp	968
648,870	*	Kraft Foods Group, Inc	29,504
381,609		Kroger Co	9,929

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

20,505		L-3 Communications Holdings, Inc	$1,571
11,846	*	Laboratory Corp of America Holdings	1,026
44,547	*	Lam Research Corp	1,609
999		Landstar System, Inc	52
542,667		Las Vegas Sands Corp	25,050
1,039	*,e	Leap Wireless International, Inc	7
13,388		Legg Mason, Inc	344
30,064		Leggett & Platt, Inc	818
129,700		Lender Processing Services, Inc	3,193
34,308	e	Lennar Corp (Class A)	1,327
20,292		Leucadia National Corp	483
15,218	*	Level 3 Communications, Inc	352
65,387	*	Liberty Global, Inc (Class A)	4,119
6,397	*	Liberty Global, Inc (Series C)	376
22,132	*	Liberty Interactive LLC	2,568
106,188	*	Liberty Media Holding Corp (Interactive A)	2,090
15,705		Liberty Property Trust	562
47,846	*	Life Technologies Corp	2,348
133,741		Limited Brands, Inc	6,294
64,094		Lincoln National Corp	1,660
86,285		Linear Technology Corp	2,960
14,470	*	LinkedIn Corp	1,661
200,000	*	Lions Gate Entertainment Corp	3,280
122,609	*	LKQ Corp	2,587
77,222		Lockheed Martin Corp	7,127
42,689		Loews Corp	1,740
39,014		Lorillard, Inc	4,552
431,771		Lowe’s Companies, Inc	15,337
70,397	*	LSI Logic Corp	498
258,370		LyondellBasell Industries AF S.C.A	14,750
11,558		M&T Bank Corp	1,138
32,640		Macerich Co	1,903
258,541		Macy’s, Inc	10,088
1	*	Madison Square Garden, Inc	0	^
8,318		Manpower, Inc	353
290,417		Marathon Oil Corp	8,904
133,444		Marathon Petroleum Corp	8,407
26,950		Marriott International, Inc (Class A)	1,004
343,348		Marsh & McLennan Cos, Inc	11,835
5,651		Martin Marietta Materials, Inc	533
68,341		Marvell Technology Group Ltd	496
40,900		Masco Corp	681
77,656		Mastercard, Inc (Class A)	38,151
76,390		Mattel, Inc	2,797
151,100		Max Capital Group Ltd	4,260
710,719		Maxim Integrated Products, Inc	20,895
25,685		McCormick & Co, Inc	1,632
4,517	*	McDermott International, Inc	50
326,495		McDonald’s Corp	28,800
77,586		McGraw-Hill Cos, Inc	4,242
368,277		McKesson Corp	35,708
679		MDC Holdings, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

18,979		MDU Resources Group, Inc	$403
107,464		Mead Johnson Nutrition Co	7,081
35,368		MeadWestvaco Corp	1,127
137,900	*	Medivation, Inc	7,055
269,812		Medtronic, Inc	11,068
1,561,173		Merck & Co, Inc	63,914
680,741		Metlife, Inc	22,424
471,332	*	MetroPCS Communications, Inc	4,685
657	*	Mettler-Toledo International, Inc	127
37,217	*	MGM Mirage	433
27,300	*	Michael Kors Holdings Ltd	1,393
18,708	e	Microchip Technology, Inc	610
205,489	*	Micron Technology, Inc	1,305
3,744,384		Microsoft Corp	100,087
27,591	*	Mohawk Industries, Inc	2,496
15,492		Molson Coors Brewing Co (Class B)	663
517,194		Mondelez International, Inc	13,173
544,611		Monsanto Co	51,547
66,446	*	Monster Beverage Corp	3,514
20,540		Moody’s Corp	1,034
743,384		Morgan Stanley	14,214
61,640		Mosaic Co	3,491
62,705		Motorola, Inc	3,491
773		MSC Industrial Direct Co (Class A)	58
71,612		Murphy Oil Corp	4,264
340,152	*	Mylan Laboratories, Inc	9,347
49,025	*	Nabors Industries Ltd	708
13,515		Nasdaq Stock Market, Inc	338
234,041		National Oilwell Varco, Inc	15,997
1,239	*,e	Navistar International Corp	27
91,466	*	NetApp, Inc	3,069
11,367	*,e	NetFlix, Inc	1,055
100,000	*	NeuStar, Inc (Class A)	4,193
59,840	e	New York Community Bancorp, Inc	784
230,161		Newell Rubbermaid, Inc	5,126
14,263	*	Newfield Exploration Co	382
59,533		Newmont Mining Corp	2,765
191,329		News Corp (Class A)	4,887
44,587		News Corp (Class B)	1,170
126,091		NextEra Energy, Inc	8,724
11,843	*	Nielsen Holdings NV	362
538,956		Nike, Inc (Class B)	27,810
125,007		NiSource, Inc	3,111
105,240		Noble Corp	3,664
48,072		Noble Energy, Inc	4,891
33,669		Nordstrom, Inc	1,801
64,772		Norfolk Southern Corp	4,006
100,177		Northeast Utilities	3,915
78,431		Northern Trust Corp	3,934
47,656		Northrop Grumman Corp	3,221
49,263		NRG Energy, Inc	1,133
24,242	*	Nuance Communications, Inc	541

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

94,965		Nucor Corp	$4,101
190,000		NV Energy, Inc	3,447
64,913		Nvidia Corp	798
6,092	*	NVR, Inc	5,605
25,443		NYSE Euronext	802
880,027		Occidental Petroleum Corp	67,419
10,855		Oceaneering International, Inc	584
40,000	*	Ocwen Financial Corp	1,384
43,427		OGE Energy Corp	2,445
13,951		Omnicare, Inc	504
70,055		Omnicom Group, Inc	3,500
49,033		Oneok, Inc	2,096
25,000	*	Onyx Pharmaceuticals, Inc	1,888
3,065,770		Oracle Corp	102,151
2,803		Oracle Corp Japan	117
39,534	*	O’Reilly Automotive, Inc	3,535
712,412	*	Orient-Express Hotels Ltd (Class A)	8,328
130,000	*	Oshkosh Truck Corp	3,855
437	*,b,e	Overseas Shipholding Group, Inc	0	^
301,139	*	Owens Corning, Inc	11,139
18,853	*	Owens-Illinois, Inc	401
51,091		Paccar, Inc	2,310
20,432		Pall Corp	1,231
4,936	*,e	Palo Alto Networks, Inc	264
12,725	*	Panera Bread Co (Class A)	2,021
149,762		Parker Hannifin Corp	12,739
115,178		PartnerRe Ltd	9,271
15,543		Patterson Cos, Inc	532
46,226		Paychex, Inc	1,439
56,491		Peabody Energy Corp	1,503
596,000	*	Penn National Gaming, Inc	29,270
518,606		Pentair Ltd	25,489
49,983		People’s United Financial, Inc	604
33,155	e	Pepco Holdings, Inc	650
804,884		PepsiCo, Inc	55,078
2,171		PerkinElmer, Inc	69
105,846		Perrigo Co	11,011
188,162		Petsmart, Inc	12,859
5,898,431		Pfizer, Inc	147,933
49,638		PG&E Corp	1,994
1,167,082		Philip Morris International, Inc	97,615
507,944		Phillips 66	26,972
85,097		Phillips-Van Heusen Corp	9,447
66,878		Pinnacle West Capital Corp	3,409
23,881		Pioneer Natural Resources Co	2,545
28,334	e	Pitney Bowes, Inc	301
13,182	*	Plains Exploration & Production Co	619
27,361	e	Plum Creek Timber Co, Inc	1,214
53,746		PNC Financial Services Group, Inc	3,134
30,323		Polaris Industries, Inc	2,552
137,650		PPG Industries, Inc	18,631
74,424		PPL Corp	2,131

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

45,038		Praxair, Inc	$4,929
87,011		Precision Castparts Corp	16,482
15,266	*	Priceline.com, Inc	9,483
182,509		Principal Financial Group	5,205
80,000		ProAssurance Corp	3,375
1,352,372		Procter & Gamble Co	91,813
59,809		Progressive Corp	1,262
550,228		Prudential Financial, Inc	29,344
71,634		Public Service Enterprise Group, Inc	2,192
52,795		Public Storage, Inc	7,653
259,527	*	Pulte Homes, Inc	4,713
1,133,485		Qualcomm, Inc	70,299
468,274	*	Quanta Services, Inc	12,779
18,979		Quest Diagnostics, Inc	1,106
43,309		Questar Market Resources, Inc	1,311
10,816	*	Rackspace Hosting, Inc	803
10,812	*	Ralcorp Holdings, Inc	969
12,410		Ralph Lauren Corp	1,861
26,960		Range Resources Corp	1,694
25,200		Rayonier, Inc	1,306
155,623		Raytheon Co	8,958
394,811	*	Realogy Holdings Corp	16,566
12,620	e	Realty Income Corp	507
53,766	*	Red Hat, Inc	2,847
12,725		Regency Centers Corp	600
7,717	*	Regeneron Pharmaceuticals, Inc	1,320
1,010,434		Regions Financial Corp	7,194
77,104		RenaissanceRe Holdings Ltd	6,265
59,253		Republic Services, Inc	1,738
57,926		Resmed, Inc	2,408
117,092		Reynolds American, Inc	4,851
11,501	*	Rite Aid Corp	16
15,908		Robert Half International, Inc	506
6,874		Rock-Tenn Co (Class A)	481
29,219		Rockwell Automation, Inc	2,454
13,340		Rockwell Collins, Inc	776
94,930		Roper Industries, Inc	10,583
68,127		Ross Stores, Inc	3,689
17,537	*	Rowan Cos PLC	548
75,009		Royal Caribbean Cruises Ltd	2,550
1,058		Ryder System, Inc	53
34,068	e	Safeway, Inc	616
57,226		SAIC, Inc	648
105,074	*	Salesforce.com, Inc	17,663
362,512	*	SanDisk Corp	15,791
8,937,000		Sands China Ltd	39,954
84,299	*	SBA Communications Corp (Class A)	5,987
30,313		SCANA Corp	1,383
819,858		Schlumberger Ltd	56,808
153,130		Scripps Networks Interactive (Class A)	8,869
166,295	e	Seagate Technology, Inc	5,069
538,688		Sealed Air Corp	9,432

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,756	*,e	Sears Holdings Corp	$197
30,635		SEI Investments Co	715
346,160		Sempra Energy	24,557
9,544	*	Sensata Technologies Holding BV	310
400,000		Service Corp International	5,524
1,559	*	Shaw Group, Inc	73
59,978		Sherwin-Williams Co	9,226
12,440		Sigma-Aldrich Corp	915
238,563		Simon Property Group, Inc	37,714
395,056	e	Sirius XM Radio, Inc	1,142
10,571		SL Green Realty Corp	810
97,653		SLM Corp	1,673
58,762		Sotheby’s (Class A)	1,976
367,227		Southern Co	15,721
19,137		Southwest Airlines Co	196
59,349	*	Southwestern Energy Co	1,983
843,818		SPDR Trust Series 1	120,261
96,684		Spectra Energy Corp	2,647
4,008,845	*	Sprint Nextel Corp	22,730
4,763		SPX Corp	334
1,789	*,e	St. Joe Co	41
52,463		St. Jude Medical, Inc	1,896
24,075		Stanley Works	1,781
104,246		Staples, Inc	1,188
361,358		Starbucks Corp	19,376
60,432		Starwood Hotels & Resorts Worldwide, Inc	3,466
114,530		State Street Corp	5,384
78,928	*	Stericycle, Inc	7,362
48,130		Stryker Corp	2,638
1,218	*	SunCoke Energy, Inc	19
328,763		SunTrust Banks, Inc	9,320
16,038	*	Superior Energy Services	332
1,241,567	*	Symantec Corp	23,354
29,942	*	Synopsys, Inc	953
222,157	e	Synovus Financial Corp	544
70,234		Sysco Corp	2,224
27,289		T Rowe Price Group, Inc	1,777
826,625		Target Corp	48,911
1,079		Taubman Centers, Inc	85
267,600		TCF Financial Corp	3,251
49,382		TD Ameritrade Holding Corp	830
730		Techne Corp	50
1,892		Telephone & Data Systems, Inc	42
2,315	*	Tenet Healthcare Corp	75
22,016	*	Teradata Corp	1,363
125,400	*,e	Teradyne, Inc	2,118
36,200	*,e	Tesla Motors, Inc	1,226
181,163		Texas Instruments, Inc	5,605
83,737		Textron, Inc	2,076
303,405		Thermo Electron Corp	19,351
15,853		Tiffany & Co	909
2,030	*	Tilly’s, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

174,614		Time Warner Cable, Inc	$16,971
737,875		Time Warner, Inc	35,293
106,233		Timken Co	5,081
311,486		TJX Companies, Inc	13,223
33,271	*	Toll Brothers, Inc	1,076
106,626	e	TonenGeneral Sekiyu KK	922
48,888		Torchmark Corp	2,526
94,069		Total System Services, Inc	2,015
52,257		Tractor Supply Co	4,617
20,466		TransDigm Group, Inc	2,791
16,908		Transocean Ltd	758
75,000		Transocean Ltd-NYSE	3,349
58,791		Travelers Cos, Inc	4,222
12,447	*	Trimble Navigation Ltd	744
1,778	*	TripAdvisor, Inc	75
21,689	*	TRW Automotive Holdings Corp	1,163
121,311		Tupperware Corp	7,776
1,015,184		Tyco International Ltd	29,694
60,252		Tyson Foods, Inc (Class A)	1,169
18,898	*	UAL Corp	442
25,631	e	UDR, Inc	610
25,987		Ulta Salon Cosmetics & Fragrance, Inc	2,553
23,590	*,e	Ultra Petroleum Corp	428
41,828	*,e	Under Armour, Inc (Class A)	2,030
443,890		Union Pacific Corp	55,806
181,627		United Parcel Service, Inc (Class B)	13,391
15,416	e	United States Steel Corp	368
120,680		United Technologies Corp	9,897
1,031,052		UnitedHealth Group, Inc	55,924
1,790		Universal Health Services, Inc (Class B)	87
36,983		UnumProvident Corp	770
13,162	*	Urban Outfitters, Inc	518
1,639		URS Corp	64
1,835,976		US Bancorp	58,641
359	*	US Cellular Corp	13
168,890		Valero Energy Corp	5,763
13,687	*	Varian Medical Systems, Inc	961
84,313	e	Ventas, Inc	5,457
11,661	*	VeriFone Systems, Inc	346
35,536	*	VeriSign, Inc	1,380
494,149	*	Verisk Analytics, Inc	25,202
1,066,047		Verizon Communications, Inc	46,128
42,769	*	Vertex Pharmaceuticals, Inc	1,794
58,807		VF Corp	8,878
718,216		Viacom, Inc (Class B)	37,879
230,878		Visa, Inc (Class A)	34,996
200,000	*	Vishay Intertechnology, Inc	2,126
69,209	*	VMware, Inc (Class A)	6,515
27,180		Vornado Realty Trust	2,177
28,657		Vulcan Materials Co	1,492
56,320		W.R. Berkley Corp	2,126
13,024		W.W. Grainger, Inc	2,636

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

150,260		Walgreen Co	$5,561
746,044		Wal-Mart Stores, Inc	50,903
1,061,378		Walt Disney Co	52,846
54,750		Walter Energy, Inc	1,964
138,784		Warner Chilcott plc	1,671
45,031		Waste Management, Inc	1,519
10,738	*	Waters Corp	935
172,872	*	Watson Pharmaceuticals, Inc	14,867
115,084	*	Weatherford International Ltd	1,288
27,899	*	WellCare Health Plans, Inc	1,358
216,980		WellPoint, Inc	13,218
3,847,643		Wells Fargo & Co	131,512
134,857		Western Digital Corp	5,730
114,875		Western Union Co	1,563
144,651		Weyerhaeuser Co	4,024
72,643		Whirlpool Corp	7,391
12,263	*	Whiting Petroleum Corp	532
66,670		Whole Foods Market, Inc	6,089
321,130		Williams Cos, Inc	10,514
17,513	e	Willis Group Holdings plc	587
58,814	e	Windstream Corp	487
91,993		Wisconsin Energy Corp	3,390
1,851	*,e	Workday, Inc	101
3,710	*	WPX Energy, Inc	55
54,869		Wyndham Worldwide Corp	2,920
12,524		Wynn Resorts Ltd	1,409
839,358		Xcel Energy, Inc	22,419
178,349		Xerox Corp	1,216
40,280		Xilinx, Inc	1,446
27,638		Xylem, Inc	749
206,630	*	Yahoo!, Inc	4,112
266,349		Yum! Brands, Inc	17,686
249,649		Zimmer Holdings, Inc	16,642

		TOTAL UNITED STATES	7,943,266

		TOTAL COMMON STOCKS	15,004,487

		(Cost $13,393,792)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0

		TOTAL AUSTRALIA	0

MALAYSIA - 0.0%
51,780		IJM Land BHD - CW13	13

		TOTAL MALAYSIA	13

SINGAPORE - 0.0%
41,678	m	Olam International Ltd	4

		TOTAL SINGAPORE	4

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	RATES	MATURITY DATE	VALUE (000)

SPAIN - 0.0%
6,503	m	Grifols S.A.			$8
73,130		Repsol S.A.			44

		TOTAL SPAIN			52

UNITED STATES - 0.0%
149,280		Kinder Morgan, Inc			564

		TOTAL UNITED STATES			564

		TOTAL RIGHTS / WARRANTS			633

		(Cost $346)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.6%
TREASURY DEBT - 1.2%
$8,900,000		United States Treasury Bill	0.025%	01/10/13	8,900
112,000,000	d	United States Treasury Bill	0.020-0.100	01/17/13	111,998
1,000,000	d	United States Treasury Bill	0.112	01/31/13	1,000
43,700,000		United States Treasury Bill	0.080	03/28/13	43,696
10,000,000	d	United States Treasury Bill	0.095	04/11/13	9,998
7,000,000		United States Treasury Bill	0.080	05/02/13	6,998

		TOTAL TREASURY DEBT			182,590

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
REPURCHASE AGREEMENT - 2.2%
106,000,000	o	Barclays	0.200	01/02/13	106,000
18,000,000	p	BNP	0.160	01/02/13	18,000
5,000,000	q	Calyon	0.180	01/02/13	5,000
58,000,000	r	Deutsche Bank	0.150	01/02/13	58,000
40,000,000	s	HSBC	0.160	01/02/13	40,000
50,000,000	t	Merrill Lynch	0.070	01/02/13	50,000
54,000,000	u	UBS Warburg	0.170	01/02/13	54,000

		TOTAL REPURCHASE AGREEMENT			331,000

VARIABLE RATE SECURITIES - 0.2%
2,313,023		Granite Master Issuer plc 2006	0.411	12/20/50	2,273
1,982,591		Granite Master Issuer plc 2007	0.411	12/20/50	1,948
1,188,149		Medallion Trust 2005	0.352	08/22/36	1,166
1,197,723		Nelnet Student Loan Trust 2007	0.560	09/25/18	1,197
2,088,570		Puma Finance Ltd	0.452	02/21/38	2,045
30,000,000		SLM Student Loan Trust 2007	0.355	01/25/19	29,588
4,861,483		SLM Student Loan Trust 2008	0.665	10/25/16	4,850

		TOTAL VARIABLE RATE SECURITIES			43,067

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			374,067

		TOTAL SHORT-TERM INVESTMENTS			556,657

		(Cost $557,017)
		TOTAL INVESTMENTS - 102.3%			15,561,777
		(Cost $13,951,155)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(354,093)

		NET ASSETS - 100.0%			$15,207,684

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $490,267,000.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Agreement with Barclays, 0.20% dated 12/31/12 to be repurchased at $106,001,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $108,120,000.
p	Agreement with BNP, 0.16% dated 12/31/12 to be repurchased at $18,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $18,360,000.
q	Agreement with Calyon, 0.18% dated 12/31/12 to be repurchased at $5,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $5,100,000.
r	Agreement with Deutsche Bank, 0.15% dated 12/31/12 to be repurchased at $58,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $59,160,000.
s	Agreement with HSBC, 0.16% dated 12/31/12 to be repurchased at $40,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $40,801,000.
t	Agreement with Merrill Lynch, 0.07% dated 12/31/12 to be repurchased at $50,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $51,001,000.
u	Agreement with UBS Warburg, 0.17% dated 12/31/12 to be repurchased at $54,000,000 on 01/02/13, collateralized by U.S. Government Agency Securities valued at $55,080,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR
December 31, 2012

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$3,211,399	21.2%
CONSUMER DISCRETIONARY	2,073,249	13.6
INFORMATION TECHNOLOGY	1,913,052	12.6
INDUSTRIALS	1,690,664	11.1
HEALTH CARE	1,481,650	9.7
CONSUMER STAPLES	1,335,562	8.8
ENERGY	1,315,660	8.7
MATERIALS	1,238,645	8.1
TELECOMMUNICATION SERVICES	385,486	2.5
UTILITIES	359,753	2.4
SHORT - TERM INVESTMENTS	556,657	3.6
OTHER ASSETS & LIABILITIES, NET	(354,093)	(2.3)

NET ASSETS	$15,207,684	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 0.8%
19,058	e	Allison Transmission Holdings, Inc	$389
81,635	*	BorgWarner, Inc	5,847
1,800,224	*	Delphi Automotive plc	68,859
319,009	*	General Motors Co	9,197
102,085		Gentex Corp	1,921
410,613	*	Goodyear Tire & Rubber Co	5,671
164,150		Harley-Davidson, Inc	8,017
275,934	*,e	Tesla Motors, Inc	9,346
147,800		Thor Industries, Inc	5,532
144,634	*	Visteon Corp	7,784

		TOTAL AUTOMOBILES & COMPONENTS	122,563

BANKS - 0.2%
1,009,900		Huntington Bancshares, Inc	6,453
245,500	*,e	Nationstar Mortgage Holdings, Inc	7,606
50,251		People’s United Financial, Inc	607
6,110	*	Signature Bank	436
519,100		US Bancorp	16,580

		TOTAL BANKS	31,682

CAPITAL GOODS - 8.6%
482,209		3M Co	44,773
186,600		Ametek, Inc	7,011
15,390		Armstrong World Industries, Inc	781
257,859		Babcock & Wilcox Co	6,756
68,777	*	BE Aerospace, Inc	3,398
1,989,353		Boeing Co	149,918
4,140		Carlisle Cos, Inc	243
792,323		Caterpillar, Inc	70,976
482,414		Chicago Bridge & Iron Co NV	22,360
169,600	e	CNH Global NV	6,833
6,843	*	Colfax Corp	276
745,421		Cummins, Inc	80,766
154,403		Danaher Corp	8,631
574,646		Deere & Co	49,661
104,367		Donaldson Co, Inc	3,427
66,600		Eaton Corp	3,610
476,925		Emerson Electric Co	25,258
474,660		Fastenal Co	22,162
143,647		Flowserve Corp	21,087
383,430		Fluor Corp	22,523
16,411	*	Fortune Brands Home & Security, Inc	479
1,755	*	General Cable Corp	53
43,381		Graco, Inc	2,234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,206,489		Honeywell International, Inc	$76,576
104,357		Hubbell, Inc (Class B)	8,832
11,716		IDEX Corp	545
312,247		Illinois Tool Works, Inc	18,988
667,902		Ingersoll-Rand plc	32,033
15,900		ITT Corp	373
347,053		Joy Global, Inc	22,135
226,800		KBR, Inc	6,786
278,600	e	Kennametal, Inc	11,144
36,091		Lennox International, Inc	1,895
300,859		Lincoln Electric Holdings, Inc	14,646
424,329		Lockheed Martin Corp	39,161
69,780	e	Manitowoc Co, Inc	1,094
255,531		Masco Corp	4,257
10,062	*	MRC Global, Inc	279
147,746		MSC Industrial Direct Co (Class A)	11,137
128,501		Nordson Corp	8,111
57,867		Paccar, Inc	2,616
89,460		Pall Corp	5,391
301,212		Parker Hannifin Corp	25,621
33,835	*,e	Polypore International, Inc	1,573
709,752		Precision Castparts Corp	134,441
215,521		Rockwell Automation, Inc	18,102
102,737		Rockwell Collins, Inc	5,976
574,559		Roper Industries, Inc	64,052
66,767		Snap-On, Inc	5,274
13,240	*	Spirit Aerosystems Holdings, Inc (Class A)	225
9,959		SPX Corp	699
486,112		Textron, Inc	12,051
258,898		Timken Co	12,383
41,216		Toro Co	1,771
35,634		TransDigm Group, Inc	4,859
77,393		Triumph Group, Inc	5,054
65,497	*	United Rentals, Inc	2,981
738,805		United Technologies Corp	60,589
99,752		Valmont Industries, Inc	13,621
405,094		W.W. Grainger, Inc	81,979
43,635	*	WABCO Holdings, Inc	2,845
147,574		Westinghouse Air Brake Technologies Corp	12,919
14,782		Xylem, Inc	401

		TOTAL CAPITAL GOODS	1,286,631

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
218,200		ADT Corp	10,144
35,822		Cintas Corp	1,465
37,735	*	Clean Harbors, Inc	2,076
572,987	*	Copart, Inc	16,903
6,160		Covanta Holding Corp	113
21,709		Dun & Bradstreet Corp	1,707
84,471		Equifax, Inc	4,572
35,379	*	IHS, Inc (Class A)	3,396
110,330		Iron Mountain, Inc	3,426

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,116,629	*	Nielsen Holdings NV	$34,158
76,087	e	Pitney Bowes, Inc	810
101,016		Robert Half International, Inc	3,214
43,223		Rollins, Inc	953
251,730	*	Stericycle, Inc	23,479
168,200		Towers Watson & Co	9,455
256,000		Tyco International Ltd	7,488
1,204,203	*	Verisk Analytics, Inc	61,414
338,416		Waste Connections, Inc	11,435

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	196,208

CONSUMER DURABLES & APPAREL - 2.4%
33,197	*	Carter’s, Inc	1,847
247,274		Coach, Inc	13,726
16,865	*,e	Deckers Outdoor Corp	679
14,683		DR Horton, Inc	290
67,372	*	Fossil, Inc	6,272
5,674	e	Garmin Ltd	232
68,987	*	Hanesbrands, Inc	2,471
75,242	e	Hasbro, Inc	2,701
553,986		Jarden Corp	28,641
1,087,650		Luxottica Group S.p.A.	44,893
357,200		Mattel, Inc	13,081
152,478	*	Michael Kors Holdings Ltd	7,781
1,519,198		Nike, Inc (Class B)	78,391
16,489	*	NVR, Inc	15,170
221,868		Phillips-Van Heusen Corp	24,630
45,107		Polaris Industries, Inc	3,796
622,800	*	Pulte Homes, Inc	11,310
385,626		Ralph Lauren Corp	57,813
39,379	*	Tempur-Pedic International, Inc	1,240
290,175		Tupperware Corp	18,600
60,201	*,e	Under Armour, Inc (Class A)	2,922
129,821		VF Corp	19,599
68,800		Whirlpool Corp	7,000

		TOTAL CONSUMER DURABLES & APPAREL	363,085

CONSUMER SERVICES - 3.2%
65,786	*	Apollo Group, Inc (Class A)	1,376
99,942	*	Bally Technologies, Inc	4,469
310,982		Brinker International, Inc	9,637
47,482	*	Chipotle Mexican Grill, Inc (Class A)	14,124
1,644	e	Choice Hotels International, Inc	55
65,000	*,e	Ctrip.com International Ltd (ADR)	1,482
91,774		Darden Restaurants, Inc	4,136
47,683	e	Dunkin Brands Group, Inc	1,582
123,925		H&R Block, Inc	2,301
278,293	*	Hyatt Hotels Corp	10,734
102,276		International Game Technology	1,449
100,000		Interval Leisure Group, Inc	1,939
17,079	*,e	ITT Educational Services, Inc	296
2,006,555		Las Vegas Sands Corp	92,622

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

165,197		Marriott International, Inc (Class A)	$6,157
1,181,156		McDonald’s Corp	104,190
84,796	*	Panera Bread Co (Class A)	13,468
322,662	*	Penn National Gaming, Inc	15,846
3,571,400		Sands China Ltd	15,967
40,000		Six Flags Entertainment Corp	2,448
1,799,442		Starbucks Corp	96,486
138,685		Starwood Hotels & Resorts Worldwide, Inc	7,955
144,480	e	Weight Watchers International, Inc	7,565
215,878		Wyndham Worldwide Corp	11,487
56,247		Wynn Resorts Ltd	6,327
661,117		Yum! Brands, Inc	43,898

		TOTAL CONSUMER SERVICES	477,996

DIVERSIFIED FINANCIALS - 3.4%
302,344	*	Affiliated Managers Group, Inc	39,350
803,893		American Express Co	46,208
461,887		Ameriprise Financial, Inc	28,928
242,423		BlackRock, Inc	50,111
745,106		Blackstone Group LP	11,616
54,900		CBOE Holdings, Inc	1,617
563,000		Discover Financial Services	21,704
81,163		Eaton Vance Corp	2,585
52,243	e	Federated Investors, Inc (Class B)	1,057
118,577		Franklin Resources, Inc	14,905
252,747	*	IntercontinentalExchange, Inc	31,293
2,220,750	e	iShares Russell 1000 Growth Index Fund	145,437
79,268		Lazard Ltd (Class A)	2,365
33,952		Leucadia National Corp	808
31,672		LPL Financial Holdings, Inc	892
1,436,787		Moody’s Corp	72,299
85,891	*	MSCI, Inc (Class A)	2,662
98,646		SEI Investments Co	2,302
407,436		T Rowe Price Group, Inc	26,536
61,652		Waddell & Reed Financial, Inc (Class A)	2,147

		TOTAL DIVERSIFIED FINANCIALS	504,822

ENERGY - 3.6%
9,417	*	Atwood Oceanics, Inc	431
275,150		Cabot Oil & Gas Corp	13,686
146,198	*	Cameron International Corp	8,254
13,720		CARBO Ceramics, Inc	1,075
88,815	*	Cheniere Energy, Inc	1,668
51,600		Chevron Corp	5,580
121,191	*	Cobalt International Energy, Inc	2,977
465,851	*	Concho Resources, Inc	37,529
98,613	*	Continental Resources, Inc	7,247
140,273	e	Crescent Point Energy Corp	5,305
854,909	*	Denbury Resources, Inc	13,850
53,758	*	Dresser-Rand Group, Inc	3,018
556,339		EOG Resources, Inc	67,200
185,958	*	FMC Technologies, Inc	7,965

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

31,663	e	Golar LNG Ltd	$1,165
229,127		Halliburton Co	7,948
15,905		Helmerich & Payne, Inc	891
379,260		Kinder Morgan, Inc	13,399
51,435	*	Kosmos Energy LLC	635
9,086	*	Laredo Petroleum Holdings, Inc	165
137,000		Murphy Oil Corp	8,158
313,611		National Oilwell Varco, Inc	21,435
90,693		Noble Energy, Inc	9,227
245,340		Occidental Petroleum Corp	18,796
269,231		Oceaneering International, Inc	14,482
32,330	*	Oil States International, Inc	2,313
79,757		Pioneer Natural Resources Co	8,501
127,032		Range Resources Corp	7,981
38,720	e	RPC, Inc	474
3,122,678		Schlumberger Ltd	216,370
6,872		SEACOR Holdings, Inc	576
96,297	*	Southwestern Energy Co	3,217
36,764		St. Mary Land & Exploration Co	1,920
245,704		Suncor Energy, Inc (NY)	8,103
11,043	*	Whiting Petroleum Corp	479
517,440		Williams Cos, Inc	16,941
16,673		World Fuel Services Corp	687

		TOTAL ENERGY	539,648

FOOD & STAPLES RETAILING - 1.9%
590,172		Costco Wholesale Corp	58,291
490,931		CVS Corp	23,736
18,313	*	Fresh Market, Inc	881
1,606,405		Kroger Co	41,799
24,004	e	Safeway, Inc	434
240,800		Sysco Corp	7,624
1,823,368		Wal-Mart Stores, Inc	124,408
254,416		Whole Foods Market, Inc	23,236

		TOTAL FOOD & STAPLES RETAILING	280,409

FOOD, BEVERAGE & TOBACCO - 6.0%
1,938,224		Altria Group, Inc	60,899
213,898		Brown-Forman Corp (Class B)	13,529
470,796	e	Campbell Soup Co	16,426
5,348,044		Coca-Cola Co	193,867
521,736		Coca-Cola Enterprises, Inc	16,555
254,049	*	Constellation Brands, Inc (Class A)	8,991
1,312,906	*	Dean Foods Co	21,676
214,520		Dr Pepper Snapple Group, Inc	9,477
80,087		Flowers Foods, Inc	1,863
391,701		General Mills, Inc	15,829
670,651	*,e	Green Mountain Coffee Roasters, Inc	27,738
153,608		H.J. Heinz Co	8,860
267,334		Hershey Co	19,307
73,489		Hillshire Brands Co	2,068
244,429		Hormel Foods Corp	7,629

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

230,135		Ingredion, Inc	$14,827
176,625		Kellogg Co	9,864
276,050	*	Kraft Foods Group, Inc	12,552
223,405		Lorillard, Inc	26,065
102,495		McCormick & Co, Inc	6,511
258,780		Mead Johnson Nutrition Co	17,051
67,051		Mondelez International, Inc	1,708
350,279	*	Monster Beverage Corp	18,523
2,152,417		PepsiCo, Inc	147,290
2,611,665		Philip Morris International, Inc	218,440
77,908		Reynolds American, Inc	3,228
7,000	*,e	WhiteWave Foods Co	109

		TOTAL FOOD, BEVERAGE & TOBACCO	900,882

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
2,279,499		Abbott Laboratories	149,307
297,500		Aetna, Inc	13,774
674,503		AmerisourceBergen Corp	29,125
58,828		Bard (C.R.), Inc	5,750
682,109		Baxter International, Inc	45,469
146,902		Becton Dickinson & Co	11,486
397,102		Cardinal Health, Inc	16,353
401,068	*	Catamaran Corp	18,894
629,643	*	Cerner Corp	48,885
8,971		Cooper Cos, Inc	830
17,532		Covidien plc	1,012
172,472	*	DaVita, Inc	19,063
45,969		Dentsply International, Inc	1,821
452,344	*	Edwards Lifesciences Corp	40,788
837,632	*	Express Scripts Holding Co	45,232
328,166		HCA Holdings, Inc	9,901
35,834	*	Henry Schein, Inc	2,883
223,116	*	Idexx Laboratories, Inc	20,705
203,294	*	Intuitive Surgical, Inc	99,690
74,662	*	Laboratory Corp of America Holdings	6,467
743,388		McKesson Corp	72,079
46,301		Medtronic, Inc	1,899
59,946		Patterson Cos, Inc	2,052
12,069		Quest Diagnostics, Inc	703
316,758		Resmed, Inc	13,168
7,433	*	Sirona Dental Systems, Inc	479
188,938		St. Jude Medical, Inc	6,828
176,212		Stryker Corp	9,660
5,612	*	Tenet Healthcare Corp	182
42,473	*	Thoratec Corp	1,594
125,673		UnitedHealth Group, Inc	6,817
4,030		Universal Health Services, Inc (Class B)	195
242,591	*	Varian Medical Systems, Inc	17,040
181,808		WellPoint, Inc	11,076
12,821		Zimmer Holdings, Inc	855

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	732,062

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
234,109		Avon Products, Inc	$3,362
387,938		Beiersdorf AG.	31,765
276,431		Church & Dwight Co, Inc	14,808
4,102		Clorox Co	300
348,396		Colgate-Palmolive Co	36,421
1,245,678		Estee Lauder Cos (Class A)	74,566
258,125	e	Herbalife Ltd	8,503
271,054		Kimberly-Clark Corp	22,885
38,558		Nu Skin Enterprises, Inc (Class A)	1,429
153,288		Procter & Gamble Co	10,407

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	204,446

INSURANCE - 0.4%
215,919		ACE Ltd	17,230
13,459		Allied World Assurance Co Holdings Ltd	1,060
44,215		Allstate Corp	1,776
20,201		Aon plc	1,123
11,088	*	Arch Capital Group Ltd	488
83,394		Arthur J. Gallagher & Co	2,890
118,800	*	Berkshire Hathaway, Inc (Class B)	10,656
7,534		Brown & Brown, Inc	192
17,879		Erie Indemnity Co (Class A)	1,238
14,836		Hanover Insurance Group, Inc	575
547,628		Marsh & McLennan Cos, Inc	18,877
131,586		Travelers Cos, Inc	9,450
7,196		Validus Holdings Ltd	249

		TOTAL INSURANCE	65,804

MATERIALS - 4.4%
53,088		Airgas, Inc	4,846
179,002		Albemarle Corp	11,120
63,758	*	Allied Nevada Gold Corp	1,921
16,244		Aptargroup, Inc	775
287,942		Ashland, Inc	23,153
445,088		Ball Corp	19,918
214,712		Barrick Gold Corp	7,517
2,466		Carpenter Technology Corp	127
330,781		Celanese Corp (Series A)	14,730
261,698		CF Industries Holdings, Inc	53,167
484,482	e	Cleveland-Cliffs, Inc	18,682
23,580		Compass Minerals International, Inc	1,762
25,681	*	Crown Holdings, Inc	945
724,307		Du Pont (E.I.) de Nemours & Co	32,572
301,009		Eastman Chemical Co	20,484
605,794		Ecolab, Inc	43,557
96,615		FMC Corp	5,654
831,000		Huntsman Corp	13,213
63,080		International Flavors & Fragrances, Inc	4,197
206,000		International Paper Co	8,207
16,800		Intrepid Potash, Inc	358
15,156		LyondellBasell Industries AF S.C.A	865

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

15,256	e	Martin Marietta Materials, Inc	$1,438
1,621	*,e	Molycorp, Inc	15
1,921,283		Monsanto Co	181,849
5,953		NewMarket Corp	1,561
88,787	*	Owens-Illinois, Inc	1,888
63,042		Packaging Corp of America	2,425
455,018		PPG Industries, Inc	61,587
230,903		Praxair, Inc	25,272
5,866		Rock-Tenn Co (Class A)	410
14,885		Rockwood Holdings, Inc	736
44,303		Royal Gold, Inc	3,602
37,221		RPM International, Inc	1,093
26,353		Scotts Miracle-Gro Co (Class A)	1,161
139,520		Sherwin-Williams Co	21,461
84,211		Sigma-Aldrich Corp	6,196
33,090		Silgan Holdings, Inc	1,376
607,200		Southern Copper Corp (NY)	22,989
30,712		Steel Dynamics, Inc	422
13,128	*	Tahoe Resources, Inc	241
206,122		Valspar Corp	12,862
3,517	e	Westlake Chemical Corp	279
197,239	*	WR Grace & Co	13,260

		TOTAL MATERIALS	649,893

MEDIA - 4.8%
38,858	*	AMC Networks, Inc	1,923
19,255		Cablevision Systems Corp (Class A)	288
2,169,993		CBS Corp (Class B)	82,568
35,116	*	Charter Communications, Inc	2,677
83,571		Cinemark Holdings, Inc	2,171
5,053,686		Comcast Corp (Class A)	188,907
1,286,295	*	DIRECTV	64,521
335,086	*	Discovery Communications, Inc (Class A)	21,271
1,069,335		DISH Network Corp (Class A)	38,924
1,033,333		Interpublic Group of Cos, Inc	11,387
13,877		John Wiley & Sons, Inc (Class A)	540
45,888	*,e	Lamar Advertising Co (Class A)	1,778
316,648	*	Liberty Global, Inc (Class A)	19,946
5,142	*	Liberty Interactive LLC	596
490,505		McGraw-Hill Cos, Inc	26,816
17,760		Morningstar, Inc	1,116
556,403		News Corp (Class A)	14,211
211,856		Omnicom Group, Inc	10,584
62,441	*,e	Pandora Media, Inc	573
242,554	e	Regal Entertainment Group (Class A)	3,384
261,589		Scripps Networks Interactive (Class A)	15,151
5,574,422	e	Sirius XM Radio, Inc	16,110
405,339		Time Warner Cable, Inc	39,395
810,136		Viacom, Inc (Class B)	42,727
513,084	e	Virgin Media, Inc	18,856
1,783,018		Walt Disney Co	88,777

		TOTAL MEDIA	715,197

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
746,044		Agilent Technologies, Inc	$30,543
800,338	*	Alexion Pharmaceuticals, Inc	75,080
1,332,539		Allergan, Inc	122,234
2,047,826		Amgen, Inc	176,768
115,605	*	Ariad Pharmaceuticals, Inc	2,217
617,529	*	Biogen Idec, Inc	90,573
204,834	*	BioMarin Pharmaceuticals, Inc	10,088
1,667,676		Bristol-Myers Squibb Co	54,349
60,618	*	Bruker BioSciences Corp	926
1,813,791	*	Celgene Corp	142,782
22,437	*	Charles River Laboratories International, Inc	841
1,085	*	Covance, Inc	63
493,929		Eli Lilly & Co	24,361
53,205	*	Endo Pharmaceuticals Holdings, Inc	1,398
1,898,904	*	Gilead Sciences, Inc	139,474
618,431	*,e	Illumina, Inc	34,379
69,955	*,e	Incyte Corp	1,162
477,648		Johnson & Johnson	33,483
11,104	*	Life Technologies Corp	545
445,923	*	Medivation, Inc	22,813
24,033	*	Mettler-Toledo International, Inc	4,646
1,136,113	*	Mylan Laboratories, Inc	31,220
60,956	*	Myriad Genetics, Inc	1,661
45,556	*	Onyx Pharmaceuticals, Inc	3,441
504,060		Perrigo Co	52,437
451,700		Pfizer, Inc	11,329
121,577	*	Regeneron Pharmaceuticals, Inc	20,798
39,709	*	Salix Pharmaceuticals Ltd	1,607
25,185		Techne Corp	1,721
347,100		Teva Pharmaceutical Industries Ltd (ADR)	12,961
33,658	*	United Therapeutics Corp	1,798
285,012	*	Vertex Pharmaceuticals, Inc	11,953
721,166		Warner Chilcott plc	8,683
170,952	*	Waters Corp	14,893
427,961	*	Watson Pharmaceuticals, Inc	36,805

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,180,032

REAL ESTATE - 1.8%
5,425		American Campus Communities, Inc	250
803,820		American Tower Corp	62,111
68,961		Apartment Investment & Management Co (Class A)	1,866
113,312		Boston Properties, Inc	11,990
15,790		BRE Properties, Inc (Class A)	803
43,974		Camden Property Trust	2,999
232,608	*	CBRE Group, Inc	4,629
95,486	e	Digital Realty Trust, Inc	6,483
23,327		Equity Lifestyle Properties, Inc	1,570
15,104		Equity Residential	856
24,797		Essex Property Trust, Inc	3,636
286,398		Extra Space Storage, Inc	10,422

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

35,501		Federal Realty Investment Trust	$3,693
21,291		HCP, Inc	962
18,850		Home Properties, Inc	1,156
68,100		Jones Lang LaSalle, Inc	5,716
3,849		Kilroy Realty Corp	182
26,553		Mid-America Apartment Communities, Inc	1,719
114,645		Plum Creek Timber Co, Inc	5,087
16,134		Post Properties, Inc	806
110,301		Public Storage, Inc	15,989
67,925		Rayonier, Inc	3,521
383,017	*	Realogy Holdings Corp	16,071
39,387		Regency Centers Corp	1,856
582,790		Simon Property Group, Inc	92,133
64,304		Tanger Factory Outlet Centers, Inc	2,199
13,260		Taubman Centers, Inc	1,044
121,062		Weyerhaeuser Co	3,368

		TOTAL REAL ESTATE	263,117

RETAILING - 6.6%
39,393		Aaron’s, Inc	1,114
51,264		Advance Auto Parts, Inc	3,709
1,046,491	*	Amazon.com, Inc	262,816
1,260,464		American Eagle Outfitters, Inc	25,852
84,566	*	Ascena Retail Group, Inc	1,564
12,828	*,e	Autonation, Inc	509
26,677	*	Autozone, Inc	9,455
392,461	*	Bed Bath & Beyond, Inc	21,943
42,555	*	Big Lots, Inc	1,211
386,369	*	Carmax, Inc	14,504
471,251		Chico’s FAS, Inc	8,699
65,274		Dick’s Sporting Goods, Inc	2,969
142,075	*	Dollar General Corp	6,264
617,731	*	Dollar Tree, Inc	25,055
211,038		DSW, Inc (Class A)	13,863
830,422		Expedia, Inc	51,029
75,208		Family Dollar Stores, Inc	4,769
323,740		Foot Locker, Inc	10,399
858,224		Gap, Inc	26,639
109,616		Genuine Parts Co	6,969
180,917		GNC Holdings, Inc	6,021
24,792	*,e	Groupon, Inc	121
3,168,525		Home Depot, Inc	195,973
20,854	*,e	HomeAway, Inc	459
11,849		Kohl’s Corp	509
57,930	*	Liberty Media Holding Corp (Interactive A)	1,140
4,310	*	Liberty Ventures	292
1,027,520		Limited Brands, Inc	48,355
208,612	*	LKQ Corp	4,402
113,552		Lowe’s Companies, Inc	4,033
260,168		Macy’s, Inc	10,152
39,384	*,e	NetFlix, Inc	3,654
122,145		Nordstrom, Inc	6,535

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

83,503	*	O’Reilly Automotive, Inc	$7,467
542,525		Petsmart, Inc	37,076
38,903	*	Priceline.com, Inc	24,167
430,402		Ross Stores, Inc	23,306
101,459	*	Sally Beauty Holdings, Inc	2,391
293,593		Target Corp	17,372
102,719		Tiffany & Co	5,890
1,806,278		TJX Companies, Inc	76,677
50,475		Tractor Supply Co	4,460
59,450	*	TripAdvisor, Inc	2,495
48,387		Ulta Salon Cosmetics & Fragrance, Inc	4,755
82,487	*	Urban Outfitters, Inc	3,247
35,577		Williams-Sonoma, Inc	1,557

		TOTAL RETAILING	991,838

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
438,334	*,e	Advanced Micro Devices, Inc	1,052
249,611		Altera Corp	8,597
18,270		Analog Devices, Inc	768
16,692	*	Atmel Corp	109
179,912		Avago Technologies Ltd	5,696
1,863,622		Broadcom Corp (Class A)	61,891
70,934		Cypress Semiconductor Corp	769
414,599	*,e	Freescale Semiconductor Holdings Ltd	4,565
4,081,130		Intel Corp	84,194
41,322	*	Lam Research Corp	1,493
178,693		Linear Technology Corp	6,129
2,446,605	*	LSI Logic Corp	17,322
1,739,294		Maxim Integrated Products, Inc	51,135
149,502	e	Microchip Technology, Inc	4,872
532,834		Nvidia Corp	6,549
26,866	*	Silicon Laboratories, Inc	1,123
129,828	*	Skyworks Solutions, Inc	2,636
744,703	*,e	Teradyne, Inc	12,578
594,376		Texas Instruments, Inc	18,390
456,993		Xilinx, Inc	16,406

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	306,274

SOFTWARE & SERVICES - 19.1%
1,408,026		Accenture plc	93,634
2,616,392	*	Adobe Systems, Inc	98,586
128,551	*	Akamai Technologies, Inc	5,259
256,502	*,e	Alliance Data Systems Corp	37,131
356,691		Amdocs Ltd	12,124
65,689	*	Ansys, Inc	4,423
138,062		AOL, Inc	4,088
262,576	*	Autodesk, Inc	9,282
500,851		Automatic Data Processing, Inc	28,553
114,236	*	BMC Software, Inc	4,531
86,393		Broadridge Financial Solutions, Inc	1,977
14,713		CA, Inc	323
192,207	*	Cadence Design Systems, Inc	2,597

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

144,193	*	Citrix Systems, Inc	$9,481
235,617	*	Cognizant Technology Solutions Corp (Class A)	17,447
8,263	*	Compuware Corp	90
34,648	*,e	Concur Technologies, Inc	2,339
4,344		DST Systems, Inc	263
4,193,284	*	eBay, Inc	213,941
33,645	*	Equinix, Inc	6,938
2,202,969	*	Facebook, Inc	58,665
32,226	e	Factset Research Systems, Inc	2,838
79,682	*	Fiserv, Inc	6,297
33,281	*	FleetCor Technologies, Inc	1,786
94,975	*	Fortinet, Inc	2,001
633,352	*	Gartner, Inc	29,147
69,825		Genpact Ltd	1,082
54,906		Global Payments, Inc	2,487
549,703	*	Google, Inc (Class A)	389,943
370,309		IAC/InterActiveCorp	17,516
83,038	*	Informatica Corp	2,518
1,698,493		International Business Machines Corp	325,346
2,816,369		Intuit, Inc	167,574
60,729		Jack Henry & Associates, Inc	2,384
58,889		Lender Processing Services, Inc	1,450
353,638	*	LinkedIn Corp	40,605
354,025		Mastercard, Inc (Class A)	173,925
63,694	*	Micros Systems, Inc	2,703
11,600,109		Microsoft Corp	310,071
22,771	*	NetSuite, Inc	1,532
227,370	*	NeuStar, Inc (Class A)	9,534
417,386	*	Nuance Communications, Inc	9,316
8,555,157		Oracle Corp	285,058
210,671		Paychex, Inc	6,560
83,866	*	Rackspace Hosting, Inc	6,229
1,264,788	*	Red Hat, Inc	66,983
13,685	*	Rovi Corp	211
66,311		SAIC, Inc	751
204,887	*	Salesforce.com, Inc	34,441
7,900	*,e	ServiceNow, Inc	237
225,062	*	Sina Corp	11,303
140,221	*	SolarWinds, Inc	7,355
48,440		Solera Holdings, Inc	2,590
11,287	*	Splunk, Inc	328
29,165	*	Symantec Corp	549
7,583	*	Synopsys, Inc	241
130,718	*	Teradata Corp	8,090
484,678	*	TIBCO Software, Inc	10,668
101,155		Total System Services, Inc	2,167
28,770	*	Vantiv, Inc	587
74,906	*	VeriFone Systems, Inc	2,223
243,031	*	VeriSign, Inc	9,434
1,515,991		Visa, Inc (Class A)	229,794
93,708	*,e	VistaPrint Ltd	3,079
472,167	*	VMware, Inc (Class A)	44,450

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

428,550		Western Union Co	$5,833
17,117	*,e	Workday, Inc	933
100,000	*	Yahoo!, Inc	1,990
95,660	*	Zynga, Inc	227

		TOTAL SOFTWARE & SERVICES	2,854,038

TECHNOLOGY HARDWARE & EQUIPMENT - 10.5%
39,995	*	Acme Packet, Inc	885
124,831		Amphenol Corp (Class A)	8,077
1,951,947	d	Apple, Inc	1,040,446
706,200		Cisco Systems, Inc	13,877
21,248	e	Dolby Laboratories, Inc (Class A)	623
7,602	*	EchoStar Corp (Class A)	260
5,450,611	*	EMC Corp	137,900
472,993	*	F5 Networks, Inc	45,951
89,756		Flir Systems, Inc	2,003
44,412	*,e	Fusion-io, Inc	1,018
22,792		Harris Corp	1,116
23,107	e	IPG Photonics Corp	1,540
24,278		Jabil Circuit, Inc	468
611,970	*	Juniper Networks, Inc	12,038
225,982		Motorola, Inc	12,583
64,945		National Instruments Corp	1,676
111,173	*	NCR Corp	2,833
375,026	*	NetApp, Inc	12,582
13,522	*,e	Palo Alto Networks, Inc	724
4,098,535		Qualcomm, Inc	254,191
109,641	*	Riverbed Technology, Inc	2,162
8,000	*	Stratasys Ltd	641
97,610	*	Trimble Navigation Ltd	5,835
63,717		Western Digital Corp	2,707
5,732	*	Zebra Technologies Corp (Class A)	225

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,562,361

TELECOMMUNICATION SERVICES - 1.5%
338,310	*	Crown Castle International Corp	24,413
60,757	*	Level 3 Communications, Inc	1,404
480,037	*	SBA Communications Corp (Class A)	34,092
105,539	*	tw telecom inc (Class A)	2,688
3,583,340		Verizon Communications, Inc	155,051
254,246	e	Windstream Corp	2,105

		TOTAL TELECOMMUNICATION SERVICES	219,753

TRANSPORTATION - 2.3%
155,607	e	Canadian Pacific Railway Ltd	15,813
74,300		Canadian Pacific Railway Ltd (Toronto)	7,537
263,146		CH Robinson Worldwide, Inc	16,636
22,168		Con-Way, Inc	617
83,185		Copa Holdings S.A. (Class A)	8,273
546,279		CSX Corp	10,778
386,686	*	Delta Air Lines, Inc	4,590
295,463		Expeditors International of Washington, Inc	11,685

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

407,689		FedEx Corp			$37,393
2,565,564	*	Hertz Global Holdings, Inc			41,742
63,366		J.B. Hunt Transport Services, Inc			3,784
144,275		Kansas City Southern Industries, Inc			12,044
98,918	*	Kirby Corp			6,122
103,710		Landstar System, Inc			5,441
97,746		Ryder System, Inc			4,880
99,264		Southwest Airlines Co			1,016
231,156	*	UAL Corp			5,404
623,559		Union Pacific Corp			78,394
1,025,040		United Parcel Service, Inc (Class B)			75,576

		TOTAL TRANSPORTATION			347,725

UTILITIES - 0.1%
11,527		Aqua America, Inc			293
35,253		ITC Holdings Corp			2,711
161,911		Oneok, Inc			6,922
29,152		Questar Corp			576

		TOTAL UTILITIES			10,502

		TOTAL COMMON STOCKS			14,806,968

		(Cost $12,506,120)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.0%
TREASURY DEBT - 0.8%
$18,400,000		United States Treasury Bill	0.025%	01/10/13	18,400
99,780,000	d	United States Treasury Bill	0.020-0.024	01/17/13	99,779
10,600,000		United States Treasury Bill	0.080	05/02/13	10,597

		TOTAL TREASURY DEBT			128,776

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
327,922,596	a,c	Navigator Securities Lending Trust			327,923

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			327,923

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			327,923

		TOTAL SHORT-TERM INVESTMENTS			456,699

		(Cost $456,698)
		TOTAL INVESTMENTS - 102.1%			15,263,667
		(Cost $12,962,818)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(318,967)

		NET ASSETS - 100.0%			$14,944,700

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $327,504,000.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
19,682	e	Allison Transmission Holdings, Inc	$402
51,119	*	American Axle & Manufacturing Holdings, Inc	573
87,437	*	BorgWarner, Inc	6,262
45,804		Cooper Tire & Rubber Co	1,162
110,265		Dana Holding Corp	1,721
250,536	*	Delphi Automotive plc	9,583
18,492		Dorman Products, Inc	653
16,941		Drew Industries, Inc	546
58,919	*	Exide Technologies	201
13,635	*	Federal Mogul Corp (Class A)	109
2,843,277		Ford Motor Co	36,820
13,714	*	Fuel Systems Solutions, Inc	202
580,596	*	General Motors Co	16,739
109,188		Gentex Corp	2,055
27,497	*	Gentherm, Inc	366
184,702	*	Goodyear Tire & Rubber Co	2,551
174,909		Harley-Davidson, Inc	8,543
516,314		Johnson Controls, Inc	15,851
74,970		Lear Corp	3,512
36,302	*	Modine Manufacturing Co	295
4,154		Shiloh Industries, Inc	43
30,024		Spartan Motors, Inc	148
16,669		Standard Motor Products, Inc	370
20,247	*	Stoneridge, Inc	104
17,815		Superior Industries International, Inc	363
46,120	*	Tenneco, Inc	1,619
49,932	*,e	Tesla Motors, Inc	1,691
33,978		Thor Industries, Inc	1,272
5,700	*	Tower International, Inc	46
75,281	*	TRW Automotive Holdings Corp	4,036
40,138	*	Visteon Corp	2,160
24,826	*	Winnebago Industries, Inc	425

		TOTAL AUTOMOBILES & COMPONENTS	120,423

BANKS - 3.3%
11,459		1st Source Corp	253
17,104		1st United Bancorp, Inc	107
5,520		Access National Corp	72
3,251		Alliance Financial Corp	141
5,882		American National Bankshares, Inc	119
18,171	*	Ameris Bancorp	227
4,648		Ames National Corp	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,000		Apollo Residential Mortgage	$363
7,061	e	Arrow Financial Corp	176
130,985		Associated Banc-Corp	1,718
66,701	e	Astoria Financial Corp	624
5,016		Bancfirst Corp	212
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	463
73,283		Bancorpsouth, Inc	1,066
41,404		Bank Mutual Corp	178
34,526		Bank of Hawaii Corp	1,521
4,416		Bank of Kentucky Financial Corp	109
3,864		Bank of Marin Bancorp	145
22,826		Bank of the Ozarks, Inc	764
17,629		BankFinancial Corp	131
25,535		BankUnited	624
12,480		Banner Corp	383
3,044		Bar Harbor Bankshares	102
528,698		BB&T Corp	15,390
57,116		BBCN Bancorp, Inc	661
23,421	*	Beneficial Mutual Bancorp, Inc	222
16,854		Berkshire Hills Bancorp, Inc	402
5,599	*	BofI Holding, Inc	156
19,505		BOK Financial Corp	1,062
59,217		Boston Private Financial Holdings, Inc	534
4,741		Bridge Bancorp, Inc	96
7,190	*	Bridge Capital Holdings	112
54,590		Brookline Bancorp, Inc	464
8,337		Bryn Mawr Bank Corp	186
6,191	*	BSB Bancorp, Inc	76
2,500		C&F Financial Corp	97
5,527		Camden National Corp	188
8,819		Cape Bancorp, Inc	77
9,158	*,e	Capital City Bank Group, Inc	104
177,657		CapitalSource, Inc	1,347
121,535		Capitol Federal Financial	1,421
22,480		Cardinal Financial Corp	366
61,647		Cathay General Bancorp	1,202
9,768		Center Bancorp, Inc	113
16,756		Centerstate Banks of Florida, Inc	143
16,733	*	Central Pacific Financial Corp	261
2,883		Century Bancorp, Inc	95
18,856		Chemical Financial Corp	448
153,338	*	CIT Group, Inc	5,925
9,568		Citizens & Northern Corp	181
30,246	*	Citizens Republic Bancorp, Inc	574
12,921	e	City Holding Co	450
35,413		City National Corp	1,754
10,007		Clifton Savings Bancorp, Inc	113
6,672		CNB Financial Corp	109
21,290		CoBiz, Inc	159
31,348		Columbia Banking System, Inc	562
150,256		Comerica, Inc	4,559
59,728		Commerce Bancshares, Inc	2,094

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,981		Community Bank System, Inc	$793
11,562		Community Trust Bancorp, Inc	379
40,327		Cullen/Frost Bankers, Inc	2,189
67,239		CVB Financial Corp	699
23,810		Dime Community Bancshares	331
96,753	*	Doral Financial Corp	70
12,747	*	Eagle Bancorp, Inc	255
111,043		East West Bancorp, Inc	2,386
4,559		Enterprise Bancorp, Inc	75
11,656		Enterprise Financial Services Corp	152
8,385		ESB Financial Corp	116
12,436		ESSA Bancorp, Inc	135
16,542		EverBank Financial Corp	247
14,022	e	Farmers National Banc Corp	87
7,387		Federal Agricultural Mortgage Corp (Class C)	240
6,895	*,e	Fidelity Southern Corp	66
697,677		Fifth Third Bancorp	10,598
7,979		Financial Institutions, Inc	149
9,860		First Bancorp (NC)	126
54,501	*	First Bancorp (Puerto Rico)	250
6,485		First Bancorp, Inc	107
58,052		First Busey Corp	270
16,444	*	First California Financial Group, Inc	127
4,123		First Citizens Bancshares, Inc (Class A)	674
84,375		First Commonwealth Financial Corp	575
12,139		First Community Bancshares, Inc	194
13,926		First Connecticut Bancorp	191
7,726		First Defiance Financial Corp	148
44,691		First Financial Bancorp	653
26,120	e	First Financial Bankshares, Inc	1,019
8,954		First Financial Corp	271
12,966		First Financial Holdings, Inc	170
12,796	*	First Financial Northwest, Inc	97
197,967		First Horizon National Corp	1,962
9,546		First Interstate Bancsystem, Inc	147
19,481		First Merchants Corp	289
57,533		First Midwest Bancorp, Inc	720
263,698		First Niagara Financial Group, Inc	2,091
5,749		First of Long Island Corp	163
6,248		First Pactrust Bancorp, Inc	77
77,940		First Republic Bank	2,555
82,846		FirstMerit Corp	1,176
23,200		Flushing Financial Corp	356
106,793		FNB Corp	1,134
7,261	e	FNB United Corp	84
11,394		Fox Chase Bancorp, Inc	190
10,443		Franklin Financial Corp	173
152,821		Fulton Financial Corp	1,469
8,476		German American Bancorp, Inc	184
56,600		Glacier Bancorp, Inc	833
7,809		Great Southern Bancorp, Inc	199
55,830	*	Guaranty Bancorp	109

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

14,437	*,e	Hampton Roads Bankshares, Inc	$17
58,181		Hancock Holding Co	1,847
23,963	*	Hanmi Financial Corp	326
10,342	e	Heartland Financial USA, Inc	270
15,254	*	Heritage Commerce Corp	106
11,990		Heritage Financial Corp	176
6,199		Heritage Financial Group	85
14,409	*	Heritage Oaks Bancorp	84
939		Hingham Institution for Savings	59
5,389	*	Home Bancorp, Inc	98
18,696		Home Bancshares, Inc	617
12,641		Home Federal Bancorp, Inc	157
10,000		Home Loan Servicing Solutions Ltd	189
6,988	*	HomeStreet, Inc	179
5,500	*	HomeTrust Bancshares, Inc	74
4,089		Horizon Bancorp	80
392,635		Hudson City Bancorp, Inc	3,192
11,015		Hudson Valley Holding Corp	171
664,830		Huntington Bancshares, Inc	4,248
22,391		IBERIABANK Corp	1,100
17,904	e	Independent Bank Corp	518
40,567		International Bancshares Corp	732
33,889		Investors Bancorp, Inc	603
14,732		Kearny Financial Corp	144
728,383		Keycorp	6,133
20,622		Lakeland Bancorp, Inc	210
12,420		Lakeland Financial Corp	321
95,672		M&T Bank Corp	9,421
15,363		MainSource Financial Group, Inc	195
41,491		MB Financial, Inc	819
6,437		Mercantile Bank Corp	106
3,784		Merchants Bancshares, Inc	101
7,250	*	Meridian Interstate Bancorp, Inc	122
11,922	*	MetroCorp Bancshares, Inc	131
142,224	*,e	MGIC Investment Corp	378
4,068		Middleburg Financial Corp	72
3,556		Midsouth Bancorp, Inc	58
5,257		MidWestOne Financial Group, Inc	108
2,927	*,e	NASB Financial, Inc	63
5,351	e	National Bankshares, Inc	173
101,297		National Penn Bancshares, Inc	944
14,584	*,e	Nationstar Mortgage Holdings, Inc	452
27,027		NBT Bancorp, Inc	548
331,783	e	New York Community Bancorp, Inc	4,346
14,313	e	Northfield Bancorp, Inc	218
4,751		Northrim BanCorp, Inc	108
81,183		Northwest Bancshares, Inc	986
10,808		OceanFirst Financial Corp	149
80,790	*	Ocwen Financial Corp	2,794
76,288		Old National Bancorp	906
9,164	*	OmniAmerican Bancorp, Inc	212
33,903		Oriental Financial Group, Inc	453

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,271		Oritani Financial Corp	$617
14,467		Pacific Continental Corp	141
7,850	*	Pacific Mercantile Bancorp	49
27,050		PacWest Bancorp	670
10,731	e	Park National Corp	694
22,441	*	Park Sterling Bank	117
6,595		Peapack Gladstone Financial Corp	93
2,964		Penns Woods Bancorp, Inc	111
10,509	*	Pennsylvania Commerce Bancorp, Inc	139
6,808		Peoples Bancorp, Inc	139
4,902	e	Peoples Federal Bancshares, Inc	85
248,855		People’s United Financial, Inc	3,009
25,469	*	Pinnacle Financial Partners, Inc	480
401,670		PNC Financial Services Group, Inc	23,421
77,233	*	Popular, Inc	1,606
8,859	*	Preferred Bank	126
45,847		PrivateBancorp, Inc	702
35,938		Prosperity Bancshares, Inc	1,509
7,003		Provident Financial Holdings, Inc	123
45,191		Provident Financial Services, Inc	674
30,181		Provident New York Bancorp	281
110,376	e	Radian Group, Inc	674
1,076,498		Regions Financial Corp	7,665
19,501		Renasant Corp	373
6,104	e	Republic Bancorp, Inc (Class A)	129
22,920		Rockville Financial, Inc	296
7,271		Roma Financial Corp	110
20,998		S&T Bancorp, Inc	379
8,198	e	S.Y. Bancorp, Inc	184
18,232		Sandy Spring Bancorp, Inc	354
11,445		SCBT Financial Corp	460
55,743	*	Seacoast Banking Corp of Florida	90
7,907		SI Financial Group, Inc	91
8,919		Sierra Bancorp	102
36,419	*	Signature Bank	2,598
13,207		Simmons First National Corp (Class A)	335
7,275		Simplicity Bancorp, Inc	109
12,186	e	Southside Bancshares, Inc	257
14,769	*	Southwest Bancorp, Inc	165
24,453		State Bank & Trust Co	388
16,183		StellarOne Corp	229
27,752		Sterling Bancorp	253
20,641		Sterling Financial Corp	431
7,140	*	Suffolk Bancorp	94
29,193	*	Sun Bancorp, Inc	103
410,690		SunTrust Banks, Inc	11,643
147,939		Susquehanna Bancshares, Inc	1,550
33,751	*	SVB Financial Group	1,889
597,443	e	Synovus Financial Corp	1,464
12,643	*	Taylor Capital Group, Inc	228
122,960		TCF Financial Corp	1,494
9,400		Territorial Bancorp, Inc	215

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,620	*	Texas Capital Bancshares, Inc	$1,328
61,768	*	TFS Financial Corp	594
16,995	*	The Bancorp, Inc	186
7,054		Tompkins Trustco, Inc	280
18,385	e	TowneBank	285
4,100		Tree.com, Inc	74
9,919		Trico Bancshares	166
72,196		Trustco Bank Corp NY	381
49,168		Trustmark Corp	1,104
24,801		UMB Financial Corp	1,087
85,518		Umpqua Holdings Corp	1,008
14,087		Union Bankshares Corp	222
38,221	e	United Bankshares, Inc	930
31,617	*	United Community Banks, Inc	298
15,445		United Financial Bancorp, Inc	243
12,704		Univest Corp of Pennsylvania	217
1,436,210		US Bancorp	45,872
147,776	e	Valley National Bancorp	1,374
26,270		ViewPoint Financial Group	550
20,684	*	Virginia Commerce Bancorp	185
7,900	*	Walker & Dunlop, Inc	132
12,184		Washington Banking Co	166
81,549		Washington Federal, Inc	1,376
10,818		Washington Trust Bancorp, Inc	285
52,669		Webster Financial Corp	1,082
3,715,102		Wells Fargo & Co	126,982
19,012		WesBanco, Inc	422
11,970		West Bancorporation, Inc	129
14,484		West Coast Bancorp	321
21,201	e	Westamerica Bancorporation	903
59,188	*	Western Alliance Bancorp	623
23,121		Westfield Financial, Inc	167
44,266	*	Wilshire Bancorp, Inc	260
27,726		Wintrust Financial Corp	1,018
5,884		WSFS Financial Corp	249
139,772		Zions Bancorporation	2,991

		TOTAL BANKS	397,280

CAPITAL GOODS - 8.2%
526,181		3M Co	48,856
29,148		A.O. Smith Corp	1,838
13,279		Aaon, Inc	277
29,552		AAR Corp	552
30,986	*,e	Accuride Corp	99
17,815		Aceto Corp	179
52,376		Actuant Corp (Class A)	1,462
31,651		Acuity Brands, Inc	2,144
86,169	*	Aecom Technology Corp	2,051
28,439	*	Aegion Corp	631
14,335	*	Aerovironment, Inc	312
74,189	*	AGCO Corp	3,644
49,377	*	Air Lease Corp	1,062

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,373		Aircastle Ltd	$544
4,490		Alamo Group, Inc	147
23,047		Albany International Corp (Class A)	523
25,266		Alliant Techsystems, Inc	1,565
18,705		Altra Holdings, Inc	412
13,776	*	Ameresco, Inc	135
7,032		American Railcar Industries, Inc	223
7,536		American Science & Engineering, Inc	491
35,994	*,e	American Superconductor Corp	94
8,518	*	American Woodmark Corp	237
182,200		Ametek, Inc	6,845
8,632		Ampco-Pittsburgh Corp	172
24,223	*,e	API Technologies Corp	71
25,458		Apogee Enterprises, Inc	610
32,556		Applied Industrial Technologies, Inc	1,368
5,631		Argan, Inc	101
16,319		Armstrong World Industries, Inc	828
73,192	*,e	ArvinMeritor, Inc	346
15,638		Astec Industries, Inc	521
7,762	*	Astronics Corp	178
21,118		AZZ, Inc	812
90,144		Babcock & Wilcox Co	2,362
39,660		Barnes Group, Inc	891
74,030	*	BE Aerospace, Inc	3,657
35,044	*,e	Beacon Roofing Supply, Inc	1,166
34,599		Belden CDT, Inc	1,557
35,059	*	Blount International, Inc	555
17,407	*,e	Bluelinx Holdings, Inc	49
568,048		Boeing Co	42,808
37,869		Brady Corp (Class A)	1,265
39,839		Briggs & Stratton Corp	840
33,815	*	Builders FirstSource, Inc	189
9,868	*	CAI International, Inc	217
274,193	*,e	Capstone Turbine Corp	244
46,691		Carlisle Cos, Inc	2,744
7,045		Cascade Corp	453
494,790		Caterpillar, Inc	44,323
22,260	*	Chart Industries, Inc	1,484
74,182		Chicago Bridge & Iron Co NV	3,438
12,832		CIRCOR International, Inc	508
38,968		Clarcor, Inc	1,862
21,101		CNH Global NV	850
6,482		Coleman Cable, Inc	60
33,277	*	Colfax Corp	1,343
12,813	*	Columbus McKinnon Corp	212
33,040		Comfort Systems USA, Inc	402
18,507	*	Commercial Vehicle Group, Inc	152
4,761	*	CPI Aerostructures, Inc	48
38,179		Crane Co	1,767
12,848		Cubic Corp	616
145,837		Cummins, Inc	15,801
35,284		Curtiss-Wright Corp	1,158

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

440,593		Danaher Corp	$24,629
301,400		Deere & Co	26,047
26,753	*,e	DigitalGlobe, Inc	654
113,848		Donaldson Co, Inc	3,739
14,128		Douglas Dynamics, Inc	203
139,293		Dover Corp	9,153
6,613	*	DXP Enterprises, Inc	325
25,816	*	Dycom Industries, Inc	511
12,440		Dynamic Materials Corp	173
4,594		Eastern Co	73
349,212		Eaton Corp	18,927
11,908	*	Edgen Group, Inc	84
50,074		EMCOR Group, Inc	1,733
555,769		Emerson Electric Co	29,434
15,305		Encore Wire Corp	464
25,675	*	Energy Recovery, Inc	87
37,162	*	EnerSys	1,398
12,394	*	Engility Holdings, Inc	239
15,889	*	EnPro Industries, Inc	650
20,938		ESCO Technologies, Inc	783
23,350	*	Esterline Technologies Corp	1,485
139,194		Exelis, Inc	1,569
223,619		Fastenal Co	10,441
50,117	*	Federal Signal Corp	381
26,655	*	Flow International Corp	93
39,008		Flowserve Corp	5,726
129,217		Fluor Corp	7,590
117,473	*	Fortune Brands Home & Security, Inc	3,433
18,245		Franklin Electric Co, Inc	1,134
12,439		Freightcar America, Inc	279
89,877	*	FuelCell Energy, Inc	82
25,764	*	Furmanite Corp	138
38,032		Gardner Denver, Inc	2,605
35,871		GATX Corp	1,553
42,477	*	GenCorp, Inc	389
16,474		Generac Holdings, Inc	565
37,226	*	General Cable Corp	1,132
241,134		General Dynamics Corp	16,703
8,034,132		General Electric Co	168,637
11,468	*	GeoEye, Inc	352
20,138	*	Gibraltar Industries, Inc	321
12,250		Global Power Equipment Group, Inc	210
12,953		Gorman-Rupp Co	386
46,150		Graco, Inc	2,376
84,833	*,e	GrafTech International Ltd	797
12,308		Graham Corp	240
29,395		Granite Construction, Inc	988
44,924		Great Lakes Dredge & Dock Corp	401
15,067	*	Greenbrier Cos, Inc	244
37,869		Griffon Corp	434
21,180		H&E Equipment Services, Inc	319
8,389		Hardinge, Inc	83

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

61,544		Harsco Corp	$1,446
39,839		Heico Corp	1,783
74,803	*	Hexcel Corp	2,017
590,417		Honeywell International, Inc	37,474
12,024		Houston Wire & Cable Co	148
44,093		Hubbell, Inc (Class B)	3,732
37,789		Huntington Ingalls	1,638
4,796	*	Hurco Cos, Inc	110
4,424		Hyster-Yale Materials Handling, Inc	216
62,789		IDEX Corp	2,922
39,772	*	II-VI, Inc	727
322,159		Illinois Tool Works, Inc	19,591
227,999		Ingersoll-Rand plc	10,935
10,094		Insteel Industries, Inc	126
69,597		ITT Corp	1,633
96,521	*	Jacobs Engineering Group, Inc	4,109
20,027		John Bean Technologies Corp	356
80,876		Joy Global, Inc	5,158
9,545	*	Kadant, Inc	253
21,747		Kaman Corp	800
25,042		Kaydon Corp	599
113,401		KBR, Inc	3,393
61,060	e	Kennametal, Inc	2,442
14,447	*,e	KEYW Holding Corp	183
24,942	*	Kratos Defense & Security Solutions, Inc	125
73,264		L-3 Communications Holdings, Inc	5,613
13,874	*	Layne Christensen Co	337
7,262		LB Foster Co (Class A)	315
38,988		Lennox International, Inc	2,048
63,965		Lincoln Electric Holdings, Inc	3,114
10,010	e	Lindsay Manufacturing Co	802
6,398	*	LMI Aerospace, Inc	124
197,217		Lockheed Martin Corp	18,201
12,960		LSI Industries, Inc	91
12,907	*	Lydall, Inc	185
99,971	e	Manitowoc Co, Inc	1,568
272,388		Masco Corp	4,538
43,578	*	Mastec, Inc	1,086
10,825		Met-Pro Corp	105
7,039		Michael Baker Corp	175
13,902	*	Middleby Corp	1,782
7,280		Miller Industries, Inc	111
34,691	*	Moog, Inc (Class A)	1,423
17,106	*	MRC Global, Inc	475
34,768		MSC Industrial Direct Co (Class A)	2,621
15,066		Mueller Industries, Inc	754
118,277		Mueller Water Products, Inc (Class A)	664
13,261	*	MYR Group, Inc	295
3,938	e	National Presto Industries, Inc	272
46,747	*,e	Navistar International Corp	1,018
19,754	*	NCI Building Systems, Inc	275
12,459	*	NN, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,425		Nordson Corp	$2,993
6,024	*	Nortek, Inc	399
190,480		Northrop Grumman Corp	12,873
8,845	*	Northwest Pipe Co	211
44,747	*	Orbital Sciences Corp	616
19,593	*	Orion Marine Group, Inc	143
69,175	*	Oshkosh Truck Corp	2,051
93,019	*	Owens Corning, Inc	3,441
270,531		Paccar, Inc	12,231
87,575		Pall Corp	5,277
114,637		Parker Hannifin Corp	9,751
159,128		Pentair Ltd	7,821
24,600	*	Perini Corp	337
12,323		Pike Electric Corp	118
13,529	*	PMFG, Inc	123
35,438	*,e	Polypore International, Inc	1,648
5,761	*	Powell Industries, Inc	239
109,865		Precision Castparts Corp	20,811
1,801		Preformed Line Products Co	107
19,995		Primoris Services Corp	301
3,700	*,e	Proto Labs, Inc	146
28,579		Quanex Building Products Corp	583
159,563	*	Quanta Services, Inc	4,354
27,582		Raven Industries, Inc	727
252,701		Raytheon Co	14,545
16,219	*	RBC Bearings, Inc	812
29,618		Regal-Beloit Corp	2,087
21,768	*,e	Rexnord Corp	464
29,287		Robbins & Myers, Inc	1,741
108,971		Rockwell Automation, Inc	9,152
109,491		Rockwell Collins, Inc	6,369
73,501		Roper Industries, Inc	8,194
24,579	*	Rush Enterprises, Inc (Class A)	508
8,467		Sauer-Danfoss, Inc	452
240		Seaboard Corp	607
8,300		SeaCube Container Leasing Ltd	156
51,148	*	Shaw Group, Inc	2,384
31,950		Simpson Manufacturing Co, Inc	1,048
44,614		Snap-On, Inc	3,524
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	1,541
37,552		SPX Corp	2,634
11,927		Standex International Corp	612
128,315		Stanley Works	9,491
12,518	*	Sterling Construction Co, Inc	124
15,189		Sun Hydraulics Corp	396
3,737		Sypris Solutions, Inc	15
21,485	e	TAL International Group, Inc	782
44,785	*	Taser International, Inc	400
28,168	*	Teledyne Technologies, Inc	1,833
14,645		Tennant Co	644
83,491	*	Terex Corp	2,347
7,088	e	Textainer Group Holdings Ltd	223

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

211,407		Textron, Inc	$5,241
10,410	*	Thermon Group Holdings	235
66,676		Timken Co	3,189
32,571	e	Titan International, Inc	707
11,613	*,e	Titan Machinery, Inc	287
45,144		Toro Co	1,940
39,014		TransDigm Group, Inc	5,320
13,203	*	Trex Co, Inc	492
24,820	*	Trimas Corp	694
61,064		Trinity Industries, Inc	2,187
38,084		Triumph Group, Inc	2,487
6,504	e	Twin Disc, Inc	113
70,844	*	United Rentals, Inc	3,225
691,116		United Technologies Corp	56,678
14,766		Universal Forest Products, Inc	562
57,668		URS Corp	2,264
55,472	*,e	USG Corp	1,557
17,556		Valmont Industries, Inc	2,397
12,845	*	Vicor Corp	70
44,145		W.W. Grainger, Inc	8,934
52,045	*	Wabash National Corp	467
48,319	*	WABCO Holdings, Inc	3,150
22,186		Watsco, Inc	1,662
21,144		Watts Water Technologies, Inc (Class A)	909
33,347	*,e	WESCO International, Inc	2,249
35,993		Westinghouse Air Brake Technologies Corp	3,151
4,376	*	Willis Lease Finance Corp	63
52,887		Woodward Governor Co	2,017
139,194		Xylem, Inc	3,772

		TOTAL CAPITAL GOODS	989,170

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	824
37,820	*	Acacia Research (Acacia Technologies)	970
87,875	*	ACCO Brands Corp	645
13,021		Acorn Energy, Inc	102
16,355		Administaff, Inc	533
174,773		ADT Corp	8,125
25,530	*	Advisory Board Co	1,195
14,202		American Ecology Corp	334
26,021	*	ARC Document Solutions, Inc	67
7,698	*	AT Cross Co	83
79,016		Avery Dennison Corp	2,759
6,166		Barrett Business Services, Inc	235
35,828		Brink’s Co	1,022
19,056	*	Casella Waste Systems, Inc (Class A)	83
41,673	*	CBIZ, Inc	246
7,981		CDI Corp	137
38,005	*,e	Cenveo, Inc	103
81,968		Cintas Corp	3,353
36,298	*	Clean Harbors, Inc	1,997
8,210	*	Consolidated Graphics, Inc	287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

85,446	*,e	Coolbrands International, Inc	$150
76,816	*	Copart, Inc	2,266
25,057		Corporate Executive Board Co	1,189
76,892		Corrections Corp of America	2,727
6,267		Courier Corp	69
83,398		Covanta Holding Corp	1,536
8,400	*	CRA International, Inc	166
37,676		Deluxe Corp	1,215
23,101	*	Dolan Media Co	90
34,283		Dun & Bradstreet Corp	2,696
67,718	*	EnergySolutions, Inc	211
20,747	*	EnerNOC, Inc	244
17,307		Ennis, Inc	268
91,556		Equifax, Inc	4,955
11,236	*	Exponent, Inc	627
9,375	*	Franklin Covey Co	121
32,036	*	FTI Consulting, Inc	1,057
15,088		G & K Services, Inc (Class A)	515
54,016		Geo Group, Inc	1,523
12,104	*	GP Strategies Corp	250
49,713		Healthcare Services Group	1,155
14,300		Heidrick & Struggles International, Inc	218
5,613	*,e	Heritage-Crystal Clean, Inc	84
43,782		Herman Miller, Inc	938
17,074	*	Hill International, Inc	63
33,809		HNI Corp	1,016
24,166	*	Hudson Highland Group, Inc	108
16,505	*	Huron Consulting Group, Inc	556
14,961	*	ICF International, Inc	351
114,792	*	ICO Global Communications Holdings Ltd	146
38,396	*	IHS, Inc (Class A)	3,686
22,974	*,e	Innerworkings, Inc	317
44,922		Interface, Inc	722
6,998	e	Intersections, Inc	66
125,363		Iron Mountain, Inc	3,893
21,500		KAR Auction Services, Inc	435
20,372		Kelly Services, Inc (Class A)	321
21,985		Kforce, Inc	315
25,171		Kimball International, Inc (Class B)	292
35,963		Knoll, Inc	552
34,304	*	Korn/Ferry International	544
62,295		Manpower, Inc	2,644
17,708		McGrath RentCorp	514
39,317	*	Metalico, Inc	77
21,996		Mine Safety Appliances Co	939
13,300	*	Mistras Group, Inc	328
28,189	*	Mobile Mini, Inc	587
8,734		Multi-Color Corp	210
40,393	*	Navigant Consulting, Inc	451
92,217	*	Nielsen Holdings NV	2,821
4,943		NL Industries, Inc	57
50,328	*,e	Odyssey Marine Exploration, Inc	149

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,022	*	On Assignment, Inc	$670
6,800	*	Performant Financial Corp	69
133,197	e	Pitney Bowes, Inc	1,417
19,286	e	Quad	393
137,806	e	R.R. Donnelley & Sons Co	1,240
228,537		Republic Services, Inc	6,703
32,857		Resources Connection, Inc	392
108,320		Robert Half International, Inc	3,447
46,383		Rollins, Inc	1,022
16,511	*	RPX Corp	149
10,767		Schawk, Inc (Class A)	142
12,140	*	Standard Parking Corp	267
54,705		Steelcase, Inc (Class A)	697
63,851	*	Stericycle, Inc	5,955
31,978	*	SYKES Enterprises, Inc	487
15,368	*	Team, Inc	585
47,935	*	Tetra Tech, Inc	1,268
9,816	*	TMS International Corp	123
46,448		Towers Watson & Co	2,611
13,579	*	TRC Cos, Inc	79
36,370	*	TrueBlue, Inc	573
349,746		Tyco International Ltd	10,230
11,503		Unifirst Corp	843
31,063		United Stationers, Inc	963
112,125	*	Verisk Analytics, Inc	5,718
15,178		Viad Corp	412
2,793		VSE Corp	68
4,634	*	WageWorks, Inc	82
91,021		Waste Connections, Inc	3,076
350,415		Waste Management, Inc	11,823

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	131,034

CONSUMER DURABLES & APPAREL - 1.5%
29,617	e	American Greetings Corp (Class A)	500
9,523	*	Arctic Cat, Inc	318
8,829		Bassett Furniture Industries, Inc	110
18,720	*,e	Beazer Homes USA, Inc	316
7,843	e	Blyth, Inc	122
68,196		Brunswick Corp	1,984
51,179	e	Callaway Golf Co	333
36,026	*	Carter’s, Inc	2,005
4,557	*	Cavco Industries, Inc	228
5,581		Cherokee, Inc	77
31,639	*	Clarus Corp	259
217,888		Coach, Inc	12,095
9,339	e	Columbia Sportswear Co	498
68,785	*	CROCS, Inc	990
5,480		CSS Industries, Inc	120
6,895		Culp, Inc	104
27,484	*,e	Deckers Outdoor Corp	1,107
4,329	*	Delta Apparel, Inc	61
212,202		DR Horton, Inc	4,197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

18,783	e	Ethan Allen Interiors, Inc	$483
78,988	*	Fifth & Pacific Cos, Inc	983
3,461		Flexsteel Industries, Inc	74
41,666	*	Fossil, Inc	3,879
82,384	e	Garmin Ltd	3,363
13,268	*	G-III Apparel Group Ltd	454
73,677	*	Hanesbrands, Inc	2,639
53,605		Harman International Industries, Inc	2,393
88,192	e	Hasbro, Inc	3,166
23,782	*	Helen of Troy Ltd	794
7,853	e	Hooker Furniture Corp	114
76,275	*,e	Hovnanian Enterprises, Inc (Class A)	534
54,965	*	Iconix Brand Group, Inc	1,227
21,039	*,e	iRobot Corp	394
20,248	e	Jakks Pacific, Inc	254
60,107		Jarden Corp	3,108
3,583	*	Johnson Outdoors, Inc	71
66,643		Jones Apparel Group, Inc	737
58,687	e	KB Home	927
19,366	*,e	K-Swiss, Inc (Class A)	65
39,237		La-Z-Boy, Inc	555
34,167	*,e	Leapfrog Enterprises, Inc	295
106,800		Leggett & Platt, Inc	2,907
122,890	e	Lennar Corp (Class A)	4,752
16,013	*	Libbey, Inc	310
7,210		Lifetime Brands, Inc	77
16,303	*	M/I Homes, Inc	432
17,427	*	Maidenform Brands, Inc	340
8,407		Marine Products Corp	48
257,803		Mattel, Inc	9,441
29,150		MDC Holdings, Inc	1,072
22,694	*	Meritage Homes Corp	848
63,961	*	Michael Kors Holdings Ltd	3,264
43,299	*	Mohawk Industries, Inc	3,917
12,667		Movado Group, Inc	389
4,424		Nacco Industries, Inc (Class A)	268
221,507		Newell Rubbermaid, Inc	4,933
547,934		Nike, Inc (Class B)	28,273
3,763	*	NVR, Inc	3,462
10,106		Oxford Industries, Inc	469
8,860		Perry Ellis International, Inc	176
53,300		Phillips-Van Heusen Corp	5,917
48,524		Polaris Industries, Inc	4,083
36,161		Pool Corp	1,530
256,906	*	Pulte Homes, Inc	4,665
107,027	*	Quiksilver, Inc	455
47,058		Ralph Lauren Corp	7,055
6,477		RG Barry Corp	92
35,106		Ryland Group, Inc	1,281
47,340	*,e	Sealy Corp	103
27,339	*	Skechers U.S.A., Inc (Class A)	506
12,508	*,e	Skullcandy, Inc	97

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,271	*,e	Smith & Wesson Holding Corp	$441
83,238	*,e	Standard-Pacific Corp	612
4,356	*	Steinway Musical Instruments, Inc	92
30,111	*	Steven Madden Ltd	1,273
14,503	e	Sturm Ruger & Co, Inc	658
43,228	*	Tempur-Pedic International, Inc	1,361
109,135	*	Toll Brothers, Inc	3,528
19,300		True Religion Apparel, Inc	491
16,316	*,e	Tumi Holdings, Inc	340
42,641		Tupperware Corp	2,733
57,954	*,e	Under Armour, Inc (Class A)	2,813
10,905	*	Unifi, Inc	142
11,370	*	Universal Electronics, Inc	220
15,069	*,e	Vera Bradley, Inc	378
66,632		VF Corp	10,059
31,228	*	Warnaco Group, Inc	2,235
5,214		Weyco Group, Inc	122
57,906		Whirlpool Corp	5,892
36,852		Wolverine World Wide, Inc	1,510
28,030	*,e	Zagg, Inc	206

		TOTAL CONSUMER DURABLES & APPAREL	178,201

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	477
13,862	*,e	American Public Education, Inc	501
24,907		Ameristar Casinos, Inc	654
69,207	*	Apollo Group, Inc (Class A)	1,448
9,987	*	Ascent Media Corp (Series A)	619
31,030	*	Bally Technologies, Inc	1,387
18,782	*	BJ’s Restaurants, Inc	618
14,000	*	Bloomin’ Brands, Inc	219
9,987	*	Bluegreen Corp	94
22,385		Bob Evans Farms, Inc	900
37,877	*,e	Boyd Gaming Corp	251
14,947	*	Bravo Brio Restaurant Group, Inc	201
14,051	*,e	Bridgepoint Education, Inc	145
57,602		Brinker International, Inc	1,785
14,166	*	Buffalo Wild Wings, Inc	1,032
27,800	*,e	Caesars Entertainment Corp	192
12,593	*	Capella Education Co	355
46,334	*	Career Education Corp	163
16,070	*	Caribou Coffee Co, Inc	260
315,306		Carnival Corp	11,594
12,748		Carriage Services, Inc	151
8,099	*	Carrols Restaurant Group, Inc	48
14,608		CBRL Group, Inc	939
15,042		CEC Entertainment, Inc	499
41,224		Cheesecake Factory	1,349
24,233	*	Chipotle Mexican Grill, Inc (Class A)	7,208
18,925	e	Choice Hotels International, Inc	636
9,609		Churchill Downs, Inc	638
5,100	*	Chuy’s Holdings, Inc	114

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,500	*,e	Coinstar, Inc	$1,222
3,869	e	Collectors Universe	39
59,209	*	Corinthian Colleges, Inc	144
98,248		Darden Restaurants, Inc	4,428
4,400	*	Del Frisco’s Restaurant Group, Inc	69
75,312	*	Denny’s Corp	367
50,888	e	DeVry, Inc	1,208
11,939	*	DineEquity, Inc	800
44,119		Domino’s Pizza, Inc	1,921
53,983	e	Dunkin Brands Group, Inc	1,791
21,777	*,e	Education Management Corp	95
4,221		Einstein Noah Restaurant Group, Inc	51
11,999	*	Fiesta Restaurant Group, Inc	184
2,428		Frisch’s Restaurants, Inc	45
30,359	*	Grand Canyon Education, Inc	712
209,732		H&R Block, Inc	3,895
41,775		Hillenbrand, Inc	944
33,800	*	Hyatt Hotels Corp	1,304
4,863	*	Ignite Restaurant Group, Inc	63
204,140		International Game Technology	2,893
22,405		International Speedway Corp (Class A)	619
33,777		Interval Leisure Group, Inc	655
15,534	*	Isle of Capri Casinos, Inc	87
18,743	*,e	ITT Educational Services, Inc	324
33,770	*	Jack in the Box, Inc	966
47,403	*	Jamba, Inc	106
18,366	*,e	K12, Inc	375
39,822	*	Krispy Kreme Doughnuts, Inc	373
301,442		Las Vegas Sands Corp	13,915
32,744	*	Life Time Fitness, Inc	1,611
17,103		Lincoln Educational Services Corp	96
13,766	*	Luby’s, Inc	92
8,861		Mac-Gray Corp	111
14,891		Marcus Corp	186
193,633		Marriott International, Inc (Class A)	7,217
19,786	*	Marriott Vacations Worldwide Corp	824
23,085		Matthews International Corp (Class A)	741
770,602		McDonald’s Corp	67,975
300,388	*	MGM Mirage	3,496
8,692	*	Monarch Casino & Resort, Inc	95
23,956	*	Morgans Hotel Group Co	133
17,243	*	MTR Gaming Group, Inc	72
20,438	*	Multimedia Games, Inc	301
2,018	*	Nathan’s Famous, Inc	68
5,638		National American University Holdings, Inc	22
71,477	*	Orient-Express Hotels Ltd (Class A)	836
21,333	*	Panera Bread Co (Class A)	3,388
13,283	*	Papa John’s International, Inc	730
50,416	*	Penn National Gaming, Inc	2,476
48,180	*	Pinnacle Entertainment, Inc	763
21,234	*,e	Premier Exhibitions, Inc	57
9,873	*	Red Lion Hotels Corp	78

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,853	*	Red Robin Gourmet Burgers, Inc	$418
44,951		Regis Corp	761
111,785		Royal Caribbean Cruises Ltd	3,801
50,005	*	Ruby Tuesday, Inc	393
26,831	*	Ruth’s Chris Steak House, Inc	195
49,874	*	Scientific Games Corp (Class A)	432
165,818		Service Corp International	2,290
44,601	*	SHFL Entertainment, Inc	647
30,384		Six Flags Entertainment Corp	1,859
45,772	*	Sonic Corp	476
51,448		Sotheby’s (Class A)	1,730
9,984		Speedway Motorsports, Inc	178
574,420		Starbucks Corp	30,800
150,829		Starwood Hotels & Resorts Worldwide, Inc	8,652
958	*	Steak N Shake Co	374
11,970	*	Steiner Leisure Ltd	577
68,986		Stewart Enterprises, Inc (Class A)	527
9,323	e	Strayer Education, Inc	524
42,904		Texas Roadhouse, Inc (Class A)	721
16,126		Town Sports International Holdings, Inc	172
15,190		Universal Technical Institute, Inc	152
27,599		Vail Resorts, Inc	1,493
20,124	e	Weight Watchers International, Inc	1,054
230,986		Wendy’s	1,086
43,711	*	WMS Industries, Inc	765
111,352		Wyndham Worldwide Corp	5,925
60,884		Wynn Resorts Ltd	6,849
348,911		Yum! Brands, Inc	23,168

		TOTAL CONSUMER SERVICES	261,459

DIVERSIFIED FINANCIALS - 6.2%
38,978	*	Affiliated Managers Group, Inc	5,073
254,072	*	American Capital Ltd	3,049
759,323		American Express Co	43,646
157,851		Ameriprise Financial, Inc	9,886
149,594		Apollo Investment Corp	1,251
189,701		Ares Capital Corp	3,320
21,300		Artio Global Investors, Inc	41
12,860	*	Asset Acceptance Capital Corp	58
8,882		Asta Funding, Inc	85
8,170,589		Bank of America Corp	94,779
903,007		Bank of New York Mellon Corp	23,207
75,948		BGC Partners, Inc (Class A)	263
54,667		BlackRock Kelso Capital Corp	550
96,640		BlackRock, Inc	19,977
16,951		Calamos Asset Management, Inc (Class A)	179
441,067		Capital One Financial Corp	25,551
2,167		Capital Southwest Corp	216
22,738		Cash America International, Inc	902
66,839		CBOE Holdings, Inc	1,969
820,091		Charles Schwab Corp	11,777
2,223,189		Citigroup, Inc	87,949

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

252,555		CME Group, Inc	$12,807
14,207	e	Cohen & Steers, Inc	433
50,765	*	Cowen Group, Inc	124
5,866	*	Credit Acceptance Corp	597
9,816	*	Deerfield Capital Corp	79
1,990		Diamond Hill Investment Group, Inc	135
402,132		Discover Financial Services	15,502
33,079	*	Dollar Financial Corp	612
21,313		Duff & Phelps Corp	333
216,676	*	E*Trade Financial Corp	1,939
91,544		Eaton Vance Corp	2,916
16,926	*	Encore Capital Group, Inc	518
10,984		Epoch Holding Corp	307
21,903		Evercore Partners, Inc (Class A)	661
36,390	*	Ezcorp, Inc (Class A)	723
39,284	*	FBR Capital Markets Corp	152
69,691	e	Federated Investors, Inc (Class B)	1,410
7,094		Fidus Investment Corp	117
62,757		Fifth Street Finance Corp	654
35,325	*,e	Financial Engines, Inc	980
23,334	*	First Cash Financial Services, Inc	1,158
58,259	*	First Marblehead Corp	45
1,504	*	Firsthand Technology Value Fund, Inc	26
105,610		Franklin Resources, Inc	13,275
5,142		Friedman Billings Ramsey Group, Inc (Class A)	107
17,300	e	FXCM, Inc	174
7,000		Gain Capital Holdings, Inc	29
6,584		GAMCO Investors, Inc (Class A)	349
54,396		GFI Group, Inc	176
15,081		Gladstone Capital Corp	123
15,921		Gladstone Investment Corp	111
373,049		Goldman Sachs Group, Inc	47,586
10,597	e	Golub Capital BDC, Inc	169
16,998	*,e	Green Dot Corp	207
22,433		Greenhill & Co, Inc	1,166
14,431	*,e	GSV Capital Corp	122
16,757	*	Harris & Harris Group, Inc	55
38,185		Hercules Technology Growth Capital, Inc	425
22,560		HFF, Inc (Class A)	336
4,930		Horizon Technology Finance Corp	73
30,361		Interactive Brokers Group, Inc (Class A)	415
55,972	*	IntercontinentalExchange, Inc	6,930
12,794	*	International Assets Holding Corp	223
32,107	*	Internet Capital Group, Inc	367
342,435		Invesco Ltd	8,934
34,884	*	Investment Technology Group, Inc	314
37,500	e	iShares Russell 2000 Index Fund	3,161
140,813	e	Janus Capital Group, Inc	1,200
105,291		Jefferies Group, Inc	1,955
11,011		JMP Group, Inc	67
2,886,420		JPMorgan Chase & Co	126,916
26,819		KBW, Inc	410

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,310	e	KCAP Financial, Inc	$141
90,000	*	Knight Capital Group, Inc (Class A)	316
73,441	*,e	Ladenburg Thalmann Financial Services, Inc	103
87,189		Lazard Ltd (Class A)	2,602
107,590		Legg Mason, Inc	2,767
148,276		Leucadia National Corp	3,528
38,545		LPL Financial Holdings, Inc	1,085
17,209	e	Main Street Capital Corp	525
10,552		Manning & Napier, Inc	133
27,836		MarketAxess Holdings, Inc	983
6,533		Marlin Business Services Corp	131
64,585		MCG Capital Corp	297
9,981		Medallion Financial Corp	117
12,771		Medley Capital Corp	186
7,162		MicroFinancial, Inc	52
148,573		Moody’s Corp	7,476
1,170,627		Morgan Stanley	22,382
91,923	*	MSCI, Inc (Class A)	2,849
17,411		MVC Capital, Inc	212
88,875		Nasdaq Stock Market, Inc	2,223
20,204		Nelnet, Inc (Class A)	602
23,100	*,e	Netspend Holdings, Inc	273
5,367		New Mountain Finance Corp	80
21,889	*	NewStar Financial, Inc	307
12,077		NGP Capital Resources Co	87
7,402	e	Nicholas Financial, Inc	92
163,917		Northern Trust Corp	8,222
194,468		NYSE Euronext	6,134
7,363		Oppenheimer Holdings, Inc	127
43,579		PennantPark Investment Corp	479
41,814	*	PHH Corp	951
17,372	*	Pico Holdings, Inc	352
13,978	*	Piper Jaffray Cos	449
13,016	*	Portfolio Recovery Associates, Inc	1,391
144,746	e	Prospect Capital Corp	1,573
9,591		Pzena Investment Management, Inc (Class A)	52
86,796		Raymond James Financial, Inc	3,344
4,005	*,e	Regional Management Corp	66
9,098		Resource America, Inc (Class A)	61
21,125	*	Safeguard Scientifics, Inc	312
104,055		SEI Investments Co	2,429
350,331		SLM Corp	6,001
28,070		Solar Capital Ltd	671
6,100		Solar Senior Capital Ltd	114
222,000		SPDR Trust Series 1	31,639
370,491		State Street Corp	17,417
40,347	*	Stifel Financial Corp	1,290
37,258	*	SWS Group, Inc	197
194,560		T Rowe Price Group, Inc	12,672
3,999		TCP Capital Corp	59
177,302		TD Ameritrade Holding Corp	2,980
6,653		THL Credit, Inc	98

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

29,067		TICC Capital Corp	$294
20,596	e	Triangle Capital Corp	525
4,394	*	Virtus Investment Partners, Inc	531
67,558		Waddell & Reed Financial, Inc (Class A)	2,352
27,153	*	Walter Investment Management Corp	1,168
3,869		Westwood Holdings Group, Inc	158
44,981	*	WisdomTree Investments, Inc	275
9,005	*,e	World Acceptance Corp	671

		TOTAL DIVERSIFIED FINANCIALS	745,934

ENERGY - 9.9%
70,225	*,e	Abraxas Petroleum Corp	154
1,730		Adams Resources & Energy, Inc	61
9,171		Alon USA Energy, Inc	166
160,768	*	Alpha Natural Resources, Inc	1,566
13,406	*,e	Amyris Biotechnologies, Inc	42
378,750		Anadarko Petroleum Corp	28,145
296,184		Apache Corp	23,250
6,580	e	APCO Argentina, Inc	81
21,957	*	Approach Resources, Inc	549
157,891	e	Arch Coal, Inc	1,156
44,174	*	Atwood Oceanics, Inc	2,023
332,452		Baker Hughes, Inc	13,577
23,122	*,e	Basic Energy Services, Inc	264
39,652		Berry Petroleum Co (Class A)	1,330
35,237	*	Bill Barrett Corp	627
6,457		Bolt Technology Corp	92
7,300	*,e	Bonanza Creek Energy, Inc	203
90,573	*,e	BPZ Energy, Inc	285
27,721		Bristow Group, Inc	1,487
31,882	*	C&J Energy Services, Inc	684
158,514		Cabot Oil & Gas Corp	7,884
79,978	*,e	Cal Dive International, Inc	138
27,753	*	Callon Petroleum Co	130
186,999	*	Cameron International Corp	10,558
14,570		CARBO Ceramics, Inc	1,141
29,745	*	Carrizo Oil & Gas, Inc	622
163,741	*	Cheniere Energy, Inc	3,075
501,290	e	Chesapeake Energy Corp	8,331
1,495,879		Chevron Corp	161,764
64,690		Cimarex Energy Co	3,735
4,602	*	Clayton Williams Energy, Inc	184
50,466	*,e	Clean Energy Fuels Corp	628
46,507	*	Cloud Peak Energy, Inc	899
140,665	*	Cobalt International Energy, Inc	3,455
36,545	*	Comstock Resources, Inc	553
79,401	*	Concho Resources, Inc	6,397
958,863		ConocoPhillips	55,605
173,265		Consol Energy, Inc	5,562
9,289		Contango Oil & Gas Co	393
31,808	*	Continental Resources, Inc	2,338
15,591	*	Crimson Exploration, Inc	43

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

30,807		Crosstex Energy, Inc	$442
9,000	*	CVR Energy, Inc	439
67,340	*	CVR Energy, Inc (Contingent value right)	0	^
4,479	*	Dawson Geophysical Co	118
13,030		Delek US Holdings, Inc	330
300,252	*	Denbury Resources, Inc	4,864
307,359		Devon Energy Corp	15,995
50,996	e	Diamond Offshore Drilling, Inc	3,466
57,836	*	Dresser-Rand Group, Inc	3,247
30,642	*	Dril-Quip, Inc	2,238
4,868	*	Emerald Oil, Inc	25
39,982	*,e	Endeavour International Corp	207
55,035		Energen Corp	2,482
60,385		Energy XXI Bermuda Ltd	1,944
204,283		EOG Resources, Inc	24,675
21,960	*	EPL Oil & Gas, Inc	495
100,514		Equitable Resources, Inc	5,928
11,704	*	Evolution Petroleum Corp	95
90,647	e	EXCO Resources, Inc	614
49,393	*	Exterran Holdings, Inc	1,083
3,545,846	d	Exxon Mobil Corp	306,893
180,708	*	FMC Technologies, Inc	7,740
11,631	*	Forbes Energy Services Ltd	29
84,539	*	Forest Oil Corp	566
16,394	*	Forum Energy Technologies, Inc	406
39,564	*,e	Frontline Ltd	129
36,931	*	FX Energy, Inc	152
17,507		GasLog Ltd	218
54,404	*	Gastar Exploration Ltd	66
9,836	*	Geospace Technologies Corp	874
15,467	*,e	Gevo, Inc	24
14,135	*	Global Geophysical Services, Inc	54
31,274	e	Golar LNG Ltd	1,150
20,317	*,e	Goodrich Petroleum Corp	189
20,962	*	Green Plains Renewable Energy, Inc	166
11,124		Gulf Island Fabrication, Inc	267
20,444		Gulfmark Offshore, Inc	704
42,673	*	Gulfport Energy Corp	1,631
81,613	*	Halcon Resources Corp	565
701,604		Halliburton Co	24,339
29,621	*,e	Harvest Natural Resources, Inc	269
101,502	*,e	Heckmann Corp	409
76,906	*	Helix Energy Solutions Group, Inc	1,587
72,674		Helmerich & Payne, Inc	4,070
133,318	*	Hercules Offshore, Inc	824
229,736		Hess Corp	12,167
158,226		Holly Corp	7,365
27,922	*	Hornbeck Offshore Services, Inc	959
100,154	*	ION Geophysical Corp	652
823	*	Isramco, Inc	86
102,552	*	Key Energy Services, Inc	713
370,378		Kinder Morgan, Inc	13,085

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,784	*,e	KiOR, Inc (Class A)	$133
18,775	e	Knightsbridge Tankers Ltd	99
200,347	*	Kodiak Oil & Gas Corp	1,773
53,500	*	Kosmos Energy LLC	661
15,300	*	Laredo Petroleum Holdings, Inc	278
25,668		Lufkin Industries, Inc	1,492
118,980	*,e	Magnum Hunter Resources Corp	475
532,777		Marathon Oil Corp	16,335
258,657		Marathon Petroleum Corp	16,295
10,300	*	Matador Resources Co	84
23,922	*	Matrix Service Co	275
176,324	*	McDermott International, Inc	1,943
78,067	*,e	McMoRan Exploration Co	1,253
18,666	*	Midstates Petroleum Co, Inc	129
31,904	*,e	Miller Petroleum, Inc	126
7,684	*	Mitcham Industries, Inc	105
147,081		Murphy Oil Corp	8,759
217,056	*	Nabors Industries Ltd	3,136
322,705		National Oilwell Varco, Inc	22,057
9,713	*	Natural Gas Services Group, Inc	159
101,438	*	Newfield Exploration Co	2,716
69,901	*	Newpark Resources, Inc	549
134,127		Noble Energy, Inc	13,646
37,402	e	Nordic American Tanker Shipping	327
48,403	*,e	Northern Oil And Gas, Inc	814
60,964	*	Oasis Petroleum, Inc	1,939
615,028		Occidental Petroleum Corp	47,117
82,172		Oceaneering International, Inc	4,420
40,649	*	Oil States International, Inc	2,908
5,367		Panhandle Oil and Gas, Inc (Class A)	152
96,030	*	Parker Drilling Co	442
119,282	e	Patterson-UTI Energy, Inc	2,222
22,888	*	PDC Energy, Inc	760
207,042		Peabody Energy Corp	5,509
51,215		Penn Virginia Corp	226
43,261	*	Petroquest Energy, Inc	214
9,723	*	PHI, Inc	326
474,623		Phillips 66	25,202
42,944	*	Pioneer Energy Services Corp	312
93,260		Pioneer Natural Resources Co	9,941
98,805	*	Plains Exploration & Production Co	4,638
136,144		Questar Market Resources, Inc	4,121
106,368	*,e	Quicksilver Resources, Inc	304
122,065		Range Resources Corp	7,669
211,004		Rentech, Inc	555
35,433	*,e	Resolute Energy Corp	288
36,039	*	Rex Energy Corp	469
6,400	*	Rex Stores Corp	123
9,601	*	RigNet, Inc	196
40,850	*	Rosetta Resources, Inc	1,853
93,928	*	Rowan Cos PLC	2,937
49,925	e	RPC, Inc	611

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,400	*,e	Sanchez Energy Corp	$133
373,618	*,e	SandRidge Energy, Inc	2,372
13,465	*,e	Saratoga Resources, Inc	48
1,011,215		Schlumberger Ltd	70,067
29,347	*	Scorpio Tankers, Inc	209
16,143		SEACOR Holdings, Inc	1,353
31,863	*	SemGroup Corp	1,245
34,031	e	Ship Finance International Ltd	566
24,842	*,e	Solazyme, Inc	195
264,293	*	Southwestern Energy Co	8,830
495,029		Spectra Energy Corp	13,554
49,022		St. Mary Land & Exploration Co	2,559
36,323	*	Stone Energy Corp	745
120,353	*	Superior Energy Services	2,494
32,148	*	Swift Energy Co	495
28,111	*	Synergy Resources Corp	152
21,792		Targa Resources Investments, Inc	1,151
27,666		Teekay Corp	888
48,134	e	Teekay Tankers Ltd (Class A)	140
23,351	*	Tesco Corp	266
106,482		Tesoro Corp	4,691
61,337	*	Tetra Technologies, Inc	466
10,963		TGC Industries, Inc	90
38,204		Tidewater, Inc	1,707
46,549	*	Triangle Petroleum Corp	279
117,937	*,e	Ultra Petroleum Corp	2,138
36,980	*	Unit Corp	1,666
49,078	*,e	Uranerz Energy Corp	68
76,523	*,e	Uranium Energy Corp	196
48,465	*	Vaalco Energy, Inc	419
419,128		Valero Energy Corp	14,301
169,150	*,e	Vantage Drilling Co	310
26,733		W&T Offshore, Inc	429
67,894	*	Warren Resources, Inc	191
41,735		Western Refining, Inc	1,177
7,723	*,e	Westmoreland Coal Co	72
89,390	*	Whiting Petroleum Corp	3,877
29,621	*	Willbros Group, Inc	159
511,613		Williams Cos, Inc	16,750
54,207		World Fuel Services Corp	2,232
151,612	*	WPX Energy, Inc	2,256
19,733	*,e	ZaZa Energy Corp	40

		TOTAL ENERGY	1,186,261

FOOD & STAPLES RETAILING - 2.0%
14,244		Andersons, Inc	611
837		Arden Group, Inc (Class A)	75
27,235		Casey’s General Stores, Inc	1,446
7,700	*	Chefs’ Warehouse Holdings, Inc	122
328,598		Costco Wholesale Corp	32,456
971,774		CVS Corp	46,985
21,250	*	Fresh Market, Inc	1,022

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

33,356		Harris Teeter Supermarkets, Inc	$1,286
8,163		Ingles Markets, Inc (Class A)	141
398,477		Kroger Co	10,368
10,977		Nash Finch Co	234
5,400	*,e	Natural Grocers by Vitamin C	103
16,292	*	Pantry, Inc	198
13,557		Pricesmart, Inc	1,045
505,498	*	Rite Aid Corp	687
14,600	e	Roundy’s, Inc	65
183,872	e	Safeway, Inc	3,326
18,527		Spartan Stores, Inc	285
165,275	e	Supervalu, Inc	408
5,570	*	Susser Holdings Corp	192
444,125		Sysco Corp	14,061
36,743	*	United Natural Foods, Inc	1,969
6,413		Village Super Market (Class A)	211
652,769		Walgreen Co	24,159
1,281,621		Wal-Mart Stores, Inc	87,445
8,834		Weis Markets, Inc	346
139,295		Whole Foods Market, Inc	12,722

		TOTAL FOOD & STAPLES RETAILING	241,968

FOOD, BEVERAGE & TOBACCO - 5.2%
2,319		Alico, Inc	85
68,179	*	Alliance One International, Inc	248
1,543,011		Altria Group, Inc	48,481
3,728	*	Annie’s, Inc	125
499,683		Archer Daniels Midland Co	13,686
37,577		B&G Foods, Inc (Class A)	1,064
117,473		Beam, Inc	7,176
5,917	*,e	Boston Beer Co, Inc (Class A)	796
44,670	*	Boulder Brands, Inc	576
113,127		Brown-Forman Corp (Class B)	7,155
111,486		Bunge Ltd	8,104
9,305	e	Calavo Growers, Inc	235
10,929		Cal-Maine Foods, Inc	440
133,322	e	Campbell Soup Co	4,652
53,541	*,e	Central European Distribution Corp	116
31,603	*	Chiquita Brands International, Inc	261
4,202		Coca-Cola Bottling Co Consolidated	279
2,945,730		Coca-Cola Co	106,783
226,205		Coca-Cola Enterprises, Inc	7,177
312,641		ConAgra Foods, Inc	9,223
112,764	*	Constellation Brands, Inc (Class A)	3,991
7,653	*	Craft Brewers Alliance, Inc	50
88,594	*	Darling International, Inc	1,421
140,023	*	Dean Foods Co	2,312
16,103	e	Diamond Foods, Inc	220
27,600	*	Dole Food Co, Inc	317
161,709		Dr Pepper Snapple Group, Inc	7,144
5,320	*	Farmer Bros Co	77
85,492		Flowers Foods, Inc	1,989

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,620		Fresh Del Monte Produce, Inc	$728
490,547		General Mills, Inc	19,823
105,274	*,e	Green Mountain Coffee Roasters, Inc	4,354
2,482		Griffin Land & Nurseries, Inc (Class A)	67
242,648		H.J. Heinz Co	13,996
27,245	*	Hain Celestial Group, Inc	1,477
113,334		Hershey Co	8,185
89,547		Hillshire Brands Co	2,520
102,534		Hormel Foods Corp	3,200
57,268		Ingredion, Inc	3,690
10,713	*	Inventure Foods, Inc	70
11,326		J&J Snack Foods Corp	724
85,533		J.M. Smucker Co	7,376
5,780		John B. Sanfilippo & Son, Inc	105
183,100		Kellogg Co	10,226
447,285	*	Kraft Foods Group, Inc	20,338
14,250		Lancaster Colony Corp	986
33,835		Lance, Inc	816
3,603	e	Lifeway Foods, Inc	32
6,464	e	Limoneira Co	125
98,956		Lorillard, Inc	11,545
101,273		McCormick & Co, Inc	6,434
154,598		Mead Johnson Nutrition Co	10,186
97,904		Molson Coors Brewing Co (Class B)	4,189
1,344,455		Mondelez International, Inc	34,243
108,688	*	Monster Beverage Corp	5,747
5,604		National Beverage Corp	82
15,084	*	Omega Protein Corp	92
1,185,927		PepsiCo, Inc	81,153
1,293,293		Philip Morris International, Inc	108,171
45,390	*	Pilgrim’s Pride Corp	329
21,173	*	Post Holdings, Inc	725
42,347	*	Ralcorp Holdings, Inc	3,796
249,072		Reynolds American, Inc	10,319
17,484		Sanderson Farms, Inc	831
7,792	*	Seneca Foods Corp	237
116,361	*	Smithfield Foods, Inc	2,510
14,223	*,e	Synutra International, Inc	66
18,653	e	Tootsie Roll Industries, Inc	484
26,938	*	TreeHouse Foods, Inc	1,404
222,098		Tyson Foods, Inc (Class A)	4,309
18,707	e	Universal Corp	934
36,863	e	Vector Group Ltd	548
9,381	*	Westway Group, Inc	63
17,500	*,e	WhiteWave Foods Co	272

		TOTAL FOOD, BEVERAGE & TOBACCO	621,690

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
15,924		Abaxis, Inc	591
1,193,137		Abbott Laboratories	78,150
27,756	*,e	Abiomed, Inc	374
24,043	*	Acadia Healthcare Co, Inc	561

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

43,084	*,e	Accretive Health, Inc	$498
52,299	*	Accuray, Inc	336
263,283		Aetna, Inc	12,190
29,433		Air Methods Corp	1,086
54,705	*	Align Technology, Inc	1,518
130,978	*	Allscripts Healthcare Solutions, Inc	1,234
7,268		Almost Family, Inc	147
39,818	*	Alphatec Holdings, Inc	66
21,596	*	Amedisys, Inc	243
178,361		AmerisourceBergen Corp	7,702
30,580	*	AMN Healthcare Services, Inc	353
25,648	*	Amsurg Corp	770
10,953		Analogic Corp	814
18,523	*	Angiodynamics, Inc	204
8,891	*	Anika Therapeutics, Inc	88
65,226	*,e	Antares Pharma, Inc	249
20,843	*	Arthrocare Corp	721
17,166		Assisted Living Concepts, Inc (A Shares)	167
27,327	*,e	athenahealth, Inc	2,007
10,854	*	AtriCure, Inc	75
1,039		Atrion Corp	204
63,366		Bard (C.R.), Inc	6,193
417,169		Baxter International, Inc	27,808
153,398		Becton Dickinson & Co	11,994
18,346	*,e	Bio-Reference Labs, Inc	526
31,488	*	BioScrip, Inc	339
1,091,151	*	Boston Scientific Corp	6,252
74,076	*	Brookdale Senior Living, Inc	1,876
18,628		Cantel Medical Corp	554
21,051	*	Capital Senior Living Corp	393
262,207		Cardinal Health, Inc	10,798
9,837	*,e	Cardiovascular Systems, Inc	123
169,678	*	CareFusion Corp	4,849
156,388	*	Catamaran Corp	7,367
39,667	*	Centene Corp	1,626
109,520	*	Cerner Corp	8,503
28,816	*,e	Cerus Corp	91
14,552		Chemed Corp	998
8,056	*	Chindex International, Inc	85
218,410		Cigna Corp	11,676
69,450		Community Health Systems, Inc	2,135
9,537		Computer Programs & Systems, Inc	480
25,681	*	Conceptus, Inc	540
22,053		Conmed Corp	616
36,172		Cooper Cos, Inc	3,345
6,016	*	Corvel Corp	270
102,330		Coventry Health Care, Inc	4,587
365,079		Covidien plc	21,080
22,090	*	Cross Country Healthcare, Inc	106
27,223		CryoLife, Inc	170
20,834	*	Cyberonics, Inc	1,094
5,493	*	Cynosure, Inc (Class A)	132

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,147	*	DaVita, Inc	$7,864
107,747		Dentsply International, Inc	4,268
7,513	*,e	Derma Sciences, Inc	83
50,790	*	DexCom, Inc	691
87,257	*	Edwards Lifesciences Corp	7,868
23,206	*	Emeritus Corp	574
42,117	*	Endologix, Inc	600
13,113		Ensign Group, Inc	357
20,936	*,e	EnteroMedics, Inc	59
13,740	*	ePocrates, Inc	121
4,898	*	Exactech, Inc	83
20,845	*	ExamWorks Group, Inc	292
610,861	*	Express Scripts Holding Co	32,987
24,001	*	Five Star Quality Care, Inc	120
22,160	*	Gentiva Health Services, Inc	223
7,300	*,e	Globus Medical, Inc	77
19,254	*	Greatbatch, Inc	447
6,213	*,e	Greenway Medical Technologies	95
38,562	*	Haemonetics Corp	1,575
25,502	*	Hanger Orthopedic Group, Inc	698
32,412	*,e	Hansen Medical, Inc	67
125,573		HCA Holdings, Inc	3,789
197,006	*	Health Management Associates, Inc (Class A)	1,836
63,559	*	Health Net, Inc	1,544
71,500	*	Healthsouth Corp	1,509
14,864	*	HealthStream, Inc	361
28,116	*	Healthways, Inc	301
10,804	*,e	HeartWare International, Inc	907
67,617	*	Henry Schein, Inc	5,440
49,054		Hill-Rom Holdings, Inc	1,398
65,676	*	HMS Holdings Corp	1,702
200,085	*	Hologic, Inc	4,008
123,289		Humana, Inc	8,461
9,095	*	ICU Medical, Inc	554
41,103	*	Idexx Laboratories, Inc	3,814
36,536	*	Insulet Corp	775
16,089	*	Integra LifeSciences Holdings Corp	627
30,088	*	Intuitive Surgical, Inc	14,754
23,110		Invacare Corp	377
64,014	*	Inverness Medical Innovations, Inc	1,184
11,925	*	IPC The Hospitalist Co, Inc	474
38,766	*	Kindred Healthcare, Inc	419
72,760	*	Laboratory Corp of America Holdings	6,302
8,629		Landauer, Inc	528
11,927	*	LHC Group, Inc	254
37,223	*	LifePoint Hospitals, Inc	1,405
20,796	*	Magellan Health Services, Inc	1,019
27,393	*,e	MAKO Surgical Corp	353
38,810		Masimo Corp	815
178,699		McKesson Corp	17,327
44,883	*	MedAssets, Inc	753
17,100	*	Medidata Solutions, Inc	670

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

785,718		Medtronic, Inc	$32,230
38,200	*,e	Merge Healthcare, Inc	94
31,965	e	Meridian Bioscience, Inc	647
29,037	*	Merit Medical Systems, Inc	404
21,513	*	Molina Healthcare, Inc	582
9,533	*	MWI Veterinary Supply, Inc	1,049
8,081		National Healthcare Corp	380
1,866		National Research Corp	101
19,956	*	Natus Medical, Inc	223
18,486	*	Neogen Corp	838
66,756	*,e	Neoprobe Corp	189
33,067	*	NuVasive, Inc	511
37,870	*	NxStage Medical, Inc	426
84,450		Omnicare, Inc	3,049
24,067	*	Omnicell, Inc	358
36,642	*	OraSure Technologies, Inc	263
14,876	*	Orthofix International NV	585
48,567	e	Owens & Minor, Inc	1,385
12,302	*	Palomar Medical Technologies, Inc	113
71,157		Patterson Cos, Inc	2,436
7,109	*	PDI, Inc	54
37,651	*	Pediatrix Medical Group, Inc	2,994
23,814	*	PharMerica Corp	339
9,836	*,e	PhotoMedex, Inc	143
8,598	*	Providence Service Corp	146
38,324	*	PSS World Medical, Inc	1,107
29,676		Quality Systems, Inc	515
118,617		Quest Diagnostics, Inc	6,912
21,781	*,e	Quidel Corp	407
108,952	e	Resmed, Inc	4,529
7,696	*	Rochester Medical Corp	78
12,187	*,e	Rockwell Medical Technologies, Inc	98
38,631	*	RTI Biologics, Inc	165
24,177		Select Medical Holdings Corp	228
42,129	*	Sirona Dental Systems, Inc	2,716
15,881	*	Skilled Healthcare Group, Inc (Class A)	101
44,003	*	Solta Medical, Inc	118
26,592	*	Spectranetics Corp	393
239,615		St. Jude Medical, Inc	8,660
26,141	*	Staar Surgical Co	159
44,285		STERIS Corp	1,538
234,812		Stryker Corp	12,872
47,216	*,e	Sunrise Senior Living, Inc	679
13,627	*	SurModics, Inc	305
32,497	*	Symmetry Medical, Inc	342
20,027	*	Team Health Holdings, Inc	576
30,710		Teleflex, Inc	2,190
79,191	*	Tenet Healthcare Corp	2,571
44,951	*	Thoratec Corp	1,687
11,480	*	Tornier BV	193
14,800	*	Triple-S Management Corp (Class B)	273
57,226	*,e	Unilife Corp	130

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

786,701		UnitedHealth Group, Inc	$42,671
28,773		Universal American Corp	247
67,358		Universal Health Services, Inc (Class B)	3,257
8,422		US Physical Therapy, Inc	232
2,349		Utah Medical Products, Inc	85
23,000	*	Vanguard Health Systems, Inc	282
85,052	*	Varian Medical Systems, Inc	5,974
12,709	*	Vascular Solutions, Inc	201
66,310	*	VCA Antech, Inc	1,396
5,028	*	Vocera Communications, Inc	126
39,957	*	Volcano Corp	943
32,075	*	WellCare Health Plans, Inc	1,562
230,093		WellPoint, Inc	14,017
26,348		West Pharmaceutical Services, Inc	1,443
28,863	*,e	Wright Medical Group, Inc	606
4,290		Young Innovations, Inc	169
12,908	*,e	Zeltiq Aesthetics, Inc	60
133,222		Zimmer Holdings, Inc	8,881

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	570,996

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
327,248		Avon Products, Inc	4,699
46,305	*	Central Garden and Pet Co (Class A)	484
104,151		Church & Dwight Co, Inc	5,579
98,151		Clorox Co	7,187
361,672		Colgate-Palmolive Co	37,809
17,747	*	Elizabeth Arden, Inc	799
49,897		Energizer Holdings, Inc	3,991
174,666		Estee Lauder Cos (Class A)	10,456
11,623	e	Female Health Co	83
31,617	*	Harbinger Group, Inc	243
84,168	e	Herbalife Ltd	2,773
12,258		Inter Parfums, Inc	239
297,238		Kimberly-Clark Corp	25,096
9,661	*	Medifast, Inc	255
5,868		Nature’s Sunshine Products, Inc	85
41,386		Nu Skin Enterprises, Inc (Class A)	1,533
8,067		Nutraceutical International Corp	133
3,981		Oil-Dri Corp of America	110
4,547		Orchids Paper Products Co	92
38,233	*	Prestige Brands Holdings, Inc	766
2,077,805		Procter & Gamble Co	141,062
9,587	*	Revlon, Inc (Class A)	139
17,518		Spectrum Brands, Inc	787
110,286	*,e	Star Scientific, Inc	296
6,878	*,e	USANA Health Sciences, Inc	226
11,364		WD-40 Co	535

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	245,457

INSURANCE - 3.8%
256,607		ACE Ltd	20,477
354,267		Aflac, Inc	18,819

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,614	*	Alleghany Corp	$4,231
27,778		Allied World Assurance Co Holdings Ltd	2,189
372,320		Allstate Corp	14,956
46,461		American Equity Investment Life Holding Co	567
65,324		American Financial Group, Inc	2,582
489,091	*	American International Group, Inc	17,265
4,964		American National Insurance Co	339
7,468	*	American Safety Insurance Holdings Ltd	141
13,065	*	Amerisafe, Inc	356
19,586	e	Amtrust Financial Services, Inc	562
247,540		Aon plc	13,763
101,165	*	Arch Capital Group Ltd	4,453
21,131		Argo Group International Holdings Ltd	710
89,396		Arthur J. Gallagher & Co	3,098
54,260		Aspen Insurance Holdings Ltd	1,741
61,882		Assurant, Inc	2,147
122,889		Assured Guaranty Ltd	1,749
83,728		Axis Capital Holdings Ltd	2,900
6,904		Baldwin & Lyons, Inc (Class B)	165
1,350,433	*	Berkshire Hathaway, Inc (Class B)	121,134
89,066		Brown & Brown, Inc	2,268
204,803		Chubb Corp	15,426
111,579		Cincinnati Financial Corp	4,369
32,879	*	Citizens, Inc (Class A)	363
19,762		CNA Financial Corp	554
162,070		Conseco, Inc	1,512
14,025		Crawford & Co (Class B)	112
9,364		Donegal Group, Inc (Class A)	131
4,850		Eastern Insurance Holdings, Inc	83
17,698	*	eHealth, Inc	486
4,503		EMC Insurance Group, Inc	107
24,104		Employers Holdings, Inc	496
31,116		Endurance Specialty Holdings Ltd	1,235
6,491	*	Enstar Group Ltd	727
21,144		Erie Indemnity Co (Class A)	1,464
39,815		Everest Re Group Ltd	4,378
9,829		FBL Financial Group, Inc (Class A)	336
168,142		Fidelity National Title Group, Inc (Class A)	3,960
80,939		First American Financial Corp	1,950
362,448	*	Genworth Financial, Inc (Class A)	2,722
20,683	*	Greenlight Capital Re Ltd (Class A)	477
7,438	*	Hallmark Financial Services	70
34,492		Hanover Insurance Group, Inc	1,336
334,401		Hartford Financial Services Group, Inc	7,504
77,301		HCC Insurance Holdings, Inc	2,876
30,002	*	Hilltop Holdings, Inc	406
5,748	e	Homeowners Choice, Inc	119
29,235		Horace Mann Educators Corp	583
5,951		Independence Holding Co	57
10,619		Infinity Property & Casualty Corp	618
862		Investors Title Co	52
2,078		Kansas City Life Insurance Co	79

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

39,343		Kemper Corp	$1,161
218,155		Lincoln National Corp	5,650
235,362		Loews Corp	9,591
34,934		Maiden Holdings Ltd	321
7,078	*	Markel Corp	3,068
412,752		Marsh & McLennan Cos, Inc	14,228
65,416		Max Capital Group Ltd	1,844
112,430	*,e	MBIA, Inc	883
42,189		Meadowbrook Insurance Group, Inc	244
20,342		Mercury General Corp	807
646,072		Metlife, Inc	21,282
38,114		Montpelier Re Holdings Ltd	871
35,464	*,e	National Financial Partners Corp	608
9,917		National Interstate Corp	286
1,551		National Western Life Insurance Co (Class A)	245
8,338	*	Navigators Group, Inc	426
195,723		Old Republic International Corp	2,084
20,220		OneBeacon Insurance Group Ltd (Class A)	281
49,344		PartnerRe Ltd	3,972
4,932	*	Phoenix Cos, Inc	122
26,237		Platinum Underwriters Holdings Ltd	1,207
35,780		Primerica, Inc	1,074
229,355		Principal Financial Group	6,541
44,742		ProAssurance Corp	1,888
462,929		Progressive Corp	9,768
61,341		Protective Life Corp	1,753
355,042		Prudential Financial, Inc	18,934
56,415		Reinsurance Group of America, Inc (Class A)	3,019
38,604		RenaissanceRe Holdings Ltd	3,137
16,141		RLI Corp	1,044
11,015		Safety Insurance Group, Inc	509
14,868		SeaBright Insurance Holdings, Inc	165
40,400		Selective Insurance Group, Inc	778
35,995		Stancorp Financial Group, Inc	1,320
9,480		State Auto Financial Corp	142
12,744	e	Stewart Information Services Corp	331
59,563		Symetra Financial Corp	773
75,122		Torchmark Corp	3,882
28,710		Tower Group, Inc	510
294,389		Travelers Cos, Inc	21,143
12,914	*	United America Indemnity Ltd	286
17,338		United Fire & Casualty Co	379
10,064		Universal Insurance Holdings, Inc	44
214,285		UnumProvident Corp	4,461
80,485		Validus Holdings Ltd	2,783
82,124		W.R. Berkley Corp	3,099
4,478		White Mountains Insurance Group Ltd	2,306
236,648		XL Capital Ltd	5,930

		TOTAL INSURANCE	456,380

MATERIALS - 4.0%
24,943		A. Schulman, Inc	722

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

6,725	*,e	ADA-ES, Inc	$114
5,113	*	AEP Industries, Inc	303
160,600		Air Products & Chemicals, Inc	13,494
52,484		Airgas, Inc	4,791
84,458	e	AK Steel Holding Corp	388
68,023		Albemarle Corp	4,226
811,261		Alcoa, Inc	7,042
81,466		Allegheny Technologies, Inc	2,473
68,161	*	Allied Nevada Gold Corp	2,054
18,051		AMCOL International Corp	554
20,501		American Vanguard Corp	637
50,149		Aptargroup, Inc	2,393
15,246	*	Arabian American Development Co	127
60,168		Ashland, Inc	4,838
21,090		Balchem Corp	768
119,517		Ball Corp	5,348
78,588		Bemis Co, Inc	2,630
22,000	*	Berry Plastics Group, Inc	354
76,383		Boise, Inc	607
14,781		Brush Engineered Materials, Inc	381
31,123		Buckeye Technologies, Inc	894
48,545		Cabot Corp	1,932
45,612	*	Calgon Carbon Corp	647
33,678		Carpenter Technology Corp	1,739
11,808	*,e	Castle (A.M.) & Co	174
118,461		Celanese Corp (Series A)	5,275
39,702	*	Century Aluminum Co	348
49,850		CF Industries Holdings, Inc	10,128
5,158		Chase Corp	96
73,547	*	Chemtura	1,564
19,978	*	Clearwater Paper Corp	782
108,906	e	Cleveland-Cliffs, Inc	4,199
68,043	*	Coeur d’Alene Mines Corp	1,674
86,134		Commercial Metals Co	1,280
25,270		Compass Minerals International, Inc	1,888
113,742	*	Crown Holdings, Inc	4,187
35,121		Cytec Industries, Inc	2,417
9,014		Deltic Timber Corp	637
27,533		Domtar Corp	2,300
908,358		Dow Chemical Co	29,358
710,595		Du Pont (E.I.) de Nemours & Co	31,955
33,735		Eagle Materials, Inc	1,973
116,569		Eastman Chemical Co	7,933
197,186		Ecolab, Inc	14,178
37,770	*	Ferro Corp	158
38,825	*,e	Flotek Industries, Inc	474
104,720		FMC Corp	6,128
719,611		Freeport-McMoRan Copper & Gold, Inc (Class B)	24,611
14,460		FutureFuel Corp	171
51,402	*	General Moly, Inc	206
25,535	e	Georgia Gulf Corp	1,054
35,119		Glatfelter	614

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,286		Globe Specialty Metals, Inc	$650
37,237	*	Gold Reserve, Inc	123
21,606	e	Gold Resource Corp	333
53,248	*,e	Golden Minerals Co	244
219,041	*,e	Golden Star Resources Ltd	403
122,089	*	Graphic Packaging Holding Co	789
24,459		Greif, Inc (Class A)	1,088
6,559	*	GSE Holding, Inc	41
36,749		H.B. Fuller Co	1,280
6,809		Hawkins, Inc	263
9,402		Haynes International, Inc	488
54,162	*	Headwaters, Inc	464
214,218	e	Hecla Mining Co	1,249
33,599	*	Horsehead Holding Corp	343
145,355		Huntsman Corp	2,311
16,427		Innophos Holdings, Inc	764
18,027		Innospec, Inc	622
61,486		International Flavors & Fragrances, Inc	4,091
331,593		International Paper Co	13,211
40,015		Intrepid Potash, Inc	852
14,023		Kaiser Aluminum Corp	865
32,261		Kapstone Paper and Packaging Corp	716
4,800		KMG Chemicals, Inc	84
16,539		Koppers Holdings, Inc	631
24,388	*	Kraton Polymers LLC	586
14,288	e	Kronos Worldwide, Inc	279
14,893	*	Landec Corp	141
101,464	*	Louisiana-Pacific Corp	1,960
13,887	*	LSB Industries, Inc	492
243,781		LyondellBasell Industries AF S.C.A	13,917
34,945	e	Martin Marietta Materials, Inc	3,295
165,552	*,e	McEwen Mining, Inc	634
128,841		MeadWestvaco Corp	4,106
8,652		Metals USA Holdings Corp	151
60,363	*,e	Midway Gold Corp	84
27,178		Minerals Technologies, Inc	1,085
50,112	*,e	Molycorp, Inc	473
404,461		Monsanto Co	38,282
225,119		Mosaic Co	12,748
23,791		Myers Industries, Inc	360
11,726		Neenah Paper, Inc	334
6,813		NewMarket Corp	1,786
373,398		Newmont Mining Corp	17,341
25,216		Noranda Aluminium Holding Corp	154
240,423		Nucor Corp	10,381
63,038		Olin Corp	1,361
8,985		Olympic Steel, Inc	199
23,303	*	OM Group, Inc	517
32,453	*	Omnova Solutions, Inc	227
126,112	*	Owens-Illinois, Inc	2,682
74,848		Packaging Corp of America	2,879
90,889	*,e	Paramount Gold and Silver Corp	211

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,742		PolyOne Corp	$1,465
114,906		PPG Industries, Inc	15,553
226,703		Praxair, Inc	24,813
9,804		Quaker Chemical Corp	528
56,307		Reliance Steel & Aluminum Co	3,497
55,110	*,e	Resolute Forest Products	730
18,123	*	Revett Minerals, Inc	51
54,046		Rock-Tenn Co (Class A)	3,778
52,353		Rockwood Holdings, Inc	2,589
44,954		Royal Gold, Inc	3,655
98,223		RPM International, Inc	2,884
23,200	*	RTI International Metals, Inc	639
19,399		Schnitzer Steel Industries, Inc (Class A)	588
23,952		Schweitzer-Mauduit International, Inc	935
32,453	e	Scotts Miracle-Gro Co (Class A)	1,430
143,206		Sealed Air Corp	2,508
38,347		Sensient Technologies Corp	1,364
65,724		Sherwin-Williams Co	10,110
90,973		Sigma-Aldrich Corp	6,694
37,804		Silgan Holdings, Inc	1,572
76,188		Sonoco Products Co	2,265
123,323		Southern Copper Corp (NY)	4,669
25,932	*	Spartech Corp	235
165,292		Steel Dynamics, Inc	2,269
12,906		Stepan Co	717
86,171	*	Stillwater Mining Co	1,101
56,972	*	SunCoke Energy, Inc	888
61,033	*	Tahoe Resources, Inc	1,118
17,319	*,e	Texas Industries, Inc	883
19,671		Tredegar Corp	402
4,092	*	UFP Technologies, Inc	73
1,357	*	United States Lime & Minerals, Inc	64
110,404	e	United States Steel Corp	2,635
4,623	*	Universal Stainless & Alloy	170
41,575	*,e	US Antimony Corp	73
9,000	e	US Silica Holdings Inc	151
69,821		Valspar Corp	4,357
82,408	*,e	Vista Gold Corp	222
98,368		Vulcan Materials Co	5,120
46,839		Walter Energy, Inc	1,681
37,679		Wausau Paper Corp	326
15,532	e	Westlake Chemical Corp	1,232
4,506	*	WHX Corp	68
41,959		Worthington Industries, Inc	1,090
56,274	*	WR Grace & Co	3,783
15,316		Zep, Inc	221
27,713	*,e	Zoltek Cos, Inc	215

		TOTAL MATERIALS	485,199

MEDIA - 3.6%
42,531	*	AMC Networks, Inc	2,105
20,466		Arbitron, Inc	955

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

71,065		Belo (A.H.) Corp (Class A)	$545
153,456		Cablevision Systems Corp (Class A)	2,293
13,386	*	Carmike Cinemas, Inc	201
492,564		CBS Corp (Class B)	18,742
27,491	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	168
37,166	*	Charter Communications, Inc	2,833
87,874		Cinemark Holdings, Inc	2,283
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	197
2,036,314		Comcast Corp (Class A)	76,118
13,062	*,e	Crown Media Holdings, Inc (Class A)	24
36,647	*,e	Cumulus Media, Inc (Class A)	98
772	*,e	Daily Journal Corp	71
20,194	*,e	Digital Generation, Inc	219
458,388	*	DIRECTV	22,993
181,728	*	Discovery Communications, Inc (Class A)	11,536
153,317		DISH Network Corp (Class A)	5,581
50,453	*,e	DreamWorks Animation SKG, Inc (Class A)	836
18,269	*	Entercom Communications Corp (Class A)	127
38,482		Entravision Communications Corp (Class A)	64
21,197	*	EW Scripps Co (Class A)	229
5,404		Fisher Communications, Inc	146
179,105		Gannett Co, Inc	3,226
8,856	*	Global Sources Ltd	57
33,505		Harte-Hanks, Inc	198
339,042		Interpublic Group of Cos, Inc	3,736
33,375		John Wiley & Sons, Inc (Class A)	1,299
42,642	*	Journal Communications, Inc (Class A)	231
58,933	*	Lamar Advertising Co (Class A)	2,284
200,350	*	Liberty Global, Inc (Class A)	12,620
82,073	*	Liberty Interactive LLC	9,521
29,608	*	Lin TV Corp (Class A)	223
66,285	*,e	Lions Gate Entertainment Corp	1,087
108,249	*	Live Nation, Inc	1,008
45,616	*	Madison Square Garden, Inc	2,023
29,313	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	72
45,516	*,e	McClatchy Co (Class A)	149
212,634		McGraw-Hill Cos, Inc	11,625
19,518	e	MDC Partners, Inc	221
26,535	e	Meredith Corp	914
18,294		Morningstar, Inc	1,149
40,500		National CineMedia, Inc	572
104,815	*	New York Times Co (Class A)	894
1,588,331		News Corp (Class A)	40,566
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	84
206,460		Omnicom Group, Inc	10,315
11,051		Outdoor Channel Holdings, Inc	84
77,967	*,e	Pandora Media, Inc	716
7,422	*	ReachLocal, Inc	96
12,373	*	Reading International, Inc	74
60,087	e	Regal Entertainment Group (Class A)	838
7,217	*	Rentrak Corp	141
2,741		Saga Communications, Inc	127

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,984		Scholastic Corp	$591
64,773		Scripps Networks Interactive (Class A)	3,752
43,173		Sinclair Broadcast Group, Inc (Class A)	545
2,904,827	e	Sirius XM Radio, Inc	8,395
282,106	e	Thomson Corp	8,198
236,576		Time Warner Cable, Inc	22,993
727,871		Time Warner, Inc	34,814
32,675	*,e	Valassis Communications, Inc	842
399,521		Viacom, Inc (Class B)	21,071
209,926	e	Virgin Media, Inc	7,715
1,355,291		Walt Disney Co	67,480
3,249	e	Washington Post Co (Class B)	1,187
18,692	e	World Wrestling Entertainment, Inc (Class A)	147

		TOTAL MEDIA	432,244

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
55,851	*	Achillion Pharmaceuticals, Inc	448
29,951	*	Acorda Therapeutics, Inc	745
6,188	*,e	Acura Pharmaceuticals, Inc	14
22,653	*,e	Aegerion Pharmaceuticals, Inc	575
30,064	*	Affymax, Inc	571
56,476	*,e	Affymetrix, Inc	179
17,407	*,e	Agenus, Inc	71
264,050		Agilent Technologies, Inc	10,810
44,535	*	Akorn, Inc	595
145,689	*	Alexion Pharmaceuticals, Inc	13,667
93,543	*	Alkermes plc	1,732
229,745		Allergan, Inc	21,075
35,380	*,e	Alnylam Pharmaceuticals, Inc	646
16,995	*	AMAG Pharmaceuticals, Inc	250
589,792		Amgen, Inc	50,911
22,849	*,e	Amicus Therapeutics, Inc	61
15,482	*,e	Ampio Pharmaceuticals, Inc	56
11,354	*,e	Anacor Pharmaceuticals, Inc	59
165,796	*,e	Arena Pharmaceuticals, Inc	1,495
128,917	*	Ariad Pharmaceuticals, Inc	2,473
40,003	*	Arqule, Inc	112
109,123	*	Array Biopharma, Inc	406
72,935	*	Astex Pharmaceuticals	212
36,727	*	Auxilium Pharmaceuticals, Inc	681
119,462	*,e	AVANIR Pharmaceuticals, Inc	314
27,927	*,e	AVEO Pharmaceuticals, Inc	225
8,246	*,e	BG Medicine, Inc	19
38,747	*,e	BioCryst Pharmaceuticals, Inc	55
15,220	*,e	BioDelivery Sciences International, Inc	66
181,803	*	Biogen Idec, Inc	26,665
93,223	*	BioMarin Pharmaceuticals, Inc	4,591
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,599
2,885	*	Biospecifics Technologies Corp	43
16,168	*,e	Biotime, Inc	51
1,280,765		Bristol-Myers Squibb Co	41,740
70,932	*	Bruker BioSciences Corp	1,083

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,523	*,e	Cadence Pharmaceuticals, Inc	$228
20,927	*	Cambrex Corp	238
334,746	*	Celgene Corp	26,351
66,491	*	Celldex Therapeutics, Inc	446
49,716	*	Cepheid, Inc	1,681
37,085	*	Charles River Laboratories International, Inc	1,390
4,506	*,e	ChemoCentryx, Inc	49
10,510	*,e	Clovis Oncology, Inc	168
19,275	*,e	Codexis, Inc	43
32,316	*,e	Corcept Therapeutics, Inc	46
5,072	*	Cornerstone Therapeutics, Inc	24
10,237	*,e	Coronado Biosciences, Inc	46
42,288	*	Covance, Inc	2,443
48,456	*	Cubist Pharmaceuticals, Inc	2,038
8,942	*,e	Cumberland Pharmaceuticals, Inc	38
59,363	*,e	Curis, Inc	204
47,980	*,e	Cytori Therapeutics, Inc	135
119,216	*,e	Dendreon Corp	629
40,825	*	Depomed, Inc	253
34,683	*,e	Discovery Laboratories, Inc	73
69,074	*	Dyax Corp	240
95,378	*,e	Dynavax Technologies Corp	273
776,989		Eli Lilly & Co	38,321
19,838	*	Emergent Biosolutions, Inc	318
89,664	*	Endo Pharmaceuticals Holdings, Inc	2,355
22,769	*	Endocyte, Inc	204
31,349		Enzon Pharmaceuticals, Inc	139
44,787	*	Exact Sciences Corp	474
140,174	*,e	Exelixis, Inc	641
15,551	*	Fluidigm Corp	223
203,023	*	Forest Laboratories, Inc	7,171
7,338	*	Furiex Pharmaceuticals Inc	141
14,823	*,e	Genomic Health, Inc	404
88,925	*,e	Geron Corp	125
574,067	*	Gilead Sciences, Inc	42,165
6,376	*	Golf Trust Of America, Inc	49
14,714	*	GTx, Inc	62
68,771	*	Halozyme Therapeutics, Inc	461
16,723	*	Harvard Bioscience, Inc	73
8,540		Hi-Tech Pharmacal Co, Inc	299
16,867	*,e	Horizon Pharma, Inc	39
126,136	*	Hospira, Inc	3,940
57,409	*,e	Idenix Pharmaceuticals, Inc	278
93,481	*,e	Illumina, Inc	5,197
30,850	*,e	ImmunoCellular Therapeutics Ltd	59
65,469	*,e	Immunogen, Inc	835
54,649	*,e	Immunomedics, Inc	160
49,816	*	Impax Laboratories, Inc	1,021
73,354	*,e	Incyte Corp	1,218
19,737	*,e	Infinity Pharmaceuticals, Inc	691
49,640	*,e	InterMune, Inc	481
57,510	*,e	Ironwood Pharmaceuticals, Inc	638

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

74,058	*,e	Isis Pharmaceuticals, Inc	$775
31,607	*	Jazz Pharmaceuticals plc	1,681
2,082,523		Johnson & Johnson	145,985
53,997	*,e	Keryx Biopharmaceuticals, Inc	141
7,363	*	Lannett Co, Inc	37
154,334	*	Lexicon Pharmaceuticals, Inc	343
134,970	*	Life Technologies Corp	6,624
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	303
31,134	*	Luminex Corp	522
86,613	*,e	MannKind Corp	200
16,568	*,e	MAP Pharmaceuticals, Inc	260
16,427		Maxygen, Inc	40
41,466	*	Medicines Co	994
55,068	*	Medivation, Inc	2,817
2,306,396		Merck & Co, Inc	94,424
11,316	*,e	Merrimack Pharmaceuticals, Inc	69
23,661	*	Mettler-Toledo International, Inc	4,574
34,069	*	Momenta Pharmaceuticals, Inc	401
307,260	*	Mylan Laboratories, Inc	8,443
65,398	*	Myriad Genetics, Inc	1,782
87,448	*	Nektar Therapeutics	648
51,178	*	Neurocrine Biosciences, Inc	383
9,891	*,e	NewLink Genetics Corp	124
9,215	*	Novacea, Inc	41
69,550	*,e	Novavax, Inc	131
62,195	*	NPS Pharmaceuticals, Inc	566
12,855	*	Obagi Medical Products, Inc	175
17,474	*,e	Omeros Corp	91
7,745	*,e	OncoGenex Pharmaceutical, Inc	102
43,574	*,e	Oncothyreon, Inc	84
48,332	*	Onyx Pharmaceuticals, Inc	3,651
90,703	*,e	Opko Health, Inc	436
38,666	*,e	Optimer Pharmaceuticals, Inc	350
77,270	*,e	Orexigen Therapeutics, Inc	407
12,630	*,e	Osiris Therapeutics, Inc	113
26,111	*	Pacific Biosciences of California, Inc	44
14,382	*,e	Pacira Pharmaceuticals, Inc	251
24,948	e	Pain Therapeutics, Inc	68
46,620	*	Parexel International Corp	1,379
106,509	e	PDL BioPharma, Inc	751
86,372		PerkinElmer, Inc	2,741
70,563		Perrigo Co	7,341
5,678,079		Pfizer, Inc	142,406
40,941	*	Pharmacyclics, Inc	2,370
15,548	*	Pozen, Inc	78
22,810	*	Progenics Pharmaceuticals, Inc	68
178,940	*,e	Qiagen N.V. (NASDAQ)	3,248
40,523	e	Questcor Pharmaceuticals, Inc	1,083
37,364	*,e	Raptor Pharmaceutical Corp	219
58,507	*	Regeneron Pharmaceuticals, Inc	10,009
23,464	*	Repligen Corp	148
11,221	*,e	Repros Therapeutics, Inc	177

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

52,596	*	Rigel Pharmaceuticals, Inc	$342
5,222	*	Sagent Pharmaceuticals	84
44,827	*	Salix Pharmaceuticals Ltd	1,815
45,925	*,e	Sangamo Biosciences, Inc	276
40,020	*	Santarus, Inc	439
43,039	*,e	Sciclone Pharmaceuticals, Inc	185
72,220	*,e	Seattle Genetics, Inc	1,675
87,069	*,e	Sequenom, Inc	411
26,901	*,e	SIGA Technologies, Inc	70
47,540	e	Spectrum Pharmaceuticals, Inc	532
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	31
21,433	*,e	Sunesis Pharmaceuticals, Inc	90
7,001	*	Synageva BioPharma Corp	324
31,480	*,e	Synergy Pharmaceuticals, Inc	166
28,613	*,e	Synta Pharmaceuticals Corp	258
21,017	*	Targacept, Inc	92
28,521		Techne Corp	1,949
49,146	*,e	Theravance, Inc	1,094
278,999		Thermo Electron Corp	17,795
34,985	*,e	Threshold Pharmaceuticals, Inc	147
18,970	*,e	Trius Therapeutics, Inc	91
39,384	*	United Therapeutics Corp	2,104
26,661	*	Vanda Pharmaceuticals, Inc	99
9,108	*,e	Ventrus Biosciences, Inc	20
4,381	*,e	Verastem, Inc	39
161,189	*	Vertex Pharmaceuticals, Inc	6,760
72,979	*	Vical, Inc	212
54,700	*	Viropharma, Inc	1,245
74,791	*,e	Vivus, Inc	1,004
128,177		Warner Chilcott plc	1,543
67,745	*	Waters Corp	5,902
97,368	*	Watson Pharmaceuticals, Inc	8,374
33,276	*	Xenoport, Inc	259
51,247	*,e	XOMA Corp	123
54,772	*,e	ZIOPHARM Oncology, Inc	228
29,473	*,e	Zogenix, Inc	39

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	835,428

REAL ESTATE - 3.7%
33,340		Acadia Realty Trust	836
11,872	e	AG Mortgage Investment Trust	279
10,360		Agree Realty Corp	278
30,756	*	Alexander & Baldwin, Inc	903
1,574		Alexander’s, Inc	521
47,428		Alexandria Real Estate Equities, Inc	3,288
349,124		AMB Property Corp	12,740
24,259		American Assets Trust, Inc	678
78,430		American Campus Communities, Inc	3,618
261,112		American Capital Agency Corp	7,557
27,579		American Capital Mortgage, Inc	650
121,124		American Realty Capital Trust, Inc	1,399
299,304		American Tower Corp	23,127

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

745,034		Annaly Capital Management, Inc	$10,460
104,198		Anworth Mortgage Asset Corp	602
109,048		Apartment Investment & Management Co (Class A)	2,951
21,000		Apollo Commercial Real Estate Finance, Inc	341
5,944	e	Ares Commercial Real Estate Corp	98
227,435	e	ARMOUR Residential REIT, Inc	1,471
45,071		Ashford Hospitality Trust, Inc	474
38,683	e	Associated Estates Realty Corp	624
7,072	*	AV Homes, Inc	101
86,799		AvalonBay Communities, Inc	11,769
116,685		BioMed Realty Trust, Inc	2,255
114,441		Boston Properties, Inc	12,109
109,374		Brandywine Realty Trust	1,333
58,646		BRE Properties, Inc (Class A)	2,981
61,235		Camden Property Trust	4,177
23,300	e	Campus Crest Communities, Inc	286
54,804		Capital Lease Funding, Inc	305
75,421		Capstead Mortgage Corp	865
113,740		CBL & Associates Properties, Inc	2,412
250,372	*	CBRE Group, Inc	4,982
62,638		Cedar Shopping Centers, Inc	331
10,703		Chatham Lodging Trust	165
24,872	e	Chesapeake Lodging Trust	519
815,020		Chimera Investment Corp	2,127
66,987		Colonial Properties Trust	1,431
25,359		Colony Financial, Inc	494
4,977	e	Consolidated-Tomoka Land Co	154
15,000		Coresite Realty	415
54,562		Corporate Office Properties Trust	1,363
80,554		Cousins Properties, Inc	673
51,575		CreXus Investment Corp	632
93,780		CubeSmart	1,366
127,256		CYS Investments, Inc	1,503
189,300	e	DCT Industrial Trust, Inc	1,229
170,033	e	DDR Corp	2,663
131,313		DiamondRock Hospitality Co	1,182
92,995	e	Digital Realty Trust, Inc	6,313
105,519		Douglas Emmett, Inc	2,459
203,927		Duke Realty Corp	2,828
45,206		DuPont Fabros Technology, Inc	1,092
41,887	e	Dynex Capital, Inc	395
21,692		EastGroup Properties, Inc	1,167
86,427		Education Realty Trust, Inc	920
35,904	e	Entertainment Properties Trust	1,656
31,491		Equity Lifestyle Properties, Inc	2,119
40,925		Equity One, Inc	860
246,171		Equity Residential	13,950
26,875		Essex Property Trust, Inc	3,941
27,824		Excel Trust, Inc	352
78,727		Extra Space Storage, Inc	2,865
48,343		Federal Realty Investment Trust	5,029
102,427	*,e	FelCor Lodging Trust, Inc	478

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

67,857	*	First Industrial Realty Trust, Inc	$955
38,591		First Potomac Realty Trust	477
108,468	*	Forest City Enterprises, Inc (Class A)	1,752
29,389	*	Forestar Real Estate Group, Inc	509
56,329		Franklin Street Properties Corp	693
402,501		General Growth Properties, Inc	7,990
18,098	e	Getty Realty Corp	327
6,667	e	Gladstone Commercial Corp	120
106,365		Glimcher Realty Trust	1,180
28,458	e	Government Properties Income Trust	682
34,683	*	Gramercy Capital Corp	102
911	e	Gyrodyne Co of America, Inc	66
71,728		Hatteras Financial Corp	1,780
342,282		HCP, Inc	15,464
198,462		Health Care REIT, Inc	12,164
62,374		Healthcare Realty Trust, Inc	1,498
131,578		Hersha Hospitality Trust	658
56,490	e	Highwoods Properties, Inc	1,890
37,183		Home Properties, Inc	2,280
94,278	e	Hospitality Properties Trust	2,208
549,227		Host Marriott Corp	8,606
20,901	*	Howard Hughes Corp	1,526
60,803		HRPT Properties Trust	963
27,463		Hudson Pacific Properties	578
64,150	e	Inland Real Estate Corp	538
87,900		Invesco Mortgage Capital, Inc	1,732
74,579	e	Investors Real Estate Trust	651
71,105	*,e	iStar Financial, Inc	579
8,100	e	JAVELIN Mortgage Investment Corp	155
33,460		Jones Lang LaSalle, Inc	2,809
26,989	e	Kennedy-Wilson Holdings, Inc	377
57,116		Kilroy Realty Corp	2,706
312,567		Kimco Realty Corp	6,039
35,097		Kite Realty Group Trust	196
65,968		LaSalle Hotel Properties	1,675
87,513	e	Lexington Corporate Properties Trust	914
78,913		Liberty Property Trust	2,823
24,755		LTC Properties, Inc	871
101,262		Macerich Co	5,904
67,066		Mack-Cali Realty Corp	1,751
102,587		Medical Properties Trust, Inc	1,227
267,655		MFA Mortgage Investments, Inc	2,171
31,305		Mid-America Apartment Communities, Inc	2,027
31,123		Monmouth Real Estate Investment Corp (Class A)	322
20,485	e	National Health Investors, Inc	1,158
83,640		National Retail Properties, Inc	2,610
12,951	e	New York Mortgage Trust, Inc	82
101,983		NorthStar Realty Finance Corp	718
32,022	e	NRDC Acquisition Corp	412
80,717		Omega Healthcare Investors, Inc	1,925
6,398		One Liberty Properties, Inc	130
26,223		Parkway Properties, Inc	367

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

40,071		Pebblebrook Hotel Trust	$926
45,188		Pennsylvania Real Estate Investment Trust	797
45,080		Pennymac Mortgage Investment Trust	1,140
130,905		Piedmont Office Realty Trust, Inc	2,363
123,533		Plum Creek Timber Co, Inc	5,481
41,348		Post Properties, Inc	2,065
30,874		Potlatch Corp	1,210
14,049		PS Business Parks, Inc	913
108,120		Public Storage, Inc	15,673
41,823		RAIT Investment Trust	236
35,302		Ramco-Gershenson Properties	470
93,415		Rayonier, Inc	4,842
37,300	*	Realogy Holdings Corp	1,565
105,037	e	Realty Income Corp	4,224
60,300	e	Redwood Trust, Inc	1,018
69,743		Regency Centers Corp	3,286
83,706	e	Resource Capital Corp	469
68,579	e	Retail Properties of America, Inc	821
81,349	e	RLJ Lodging Trust	1,576
16,171	e	Rouse Properties, Inc	274
24,009		Ryman Hospitality Properties	923
28,029		Sabra Healthcare REIT, Inc	609
6,582		Saul Centers, Inc	282
6,836		Select Income REIT	169
124,150		Senior Housing Properties Trust	2,935
229,953		Simon Property Group, Inc	36,353
68,406		SL Green Realty Corp	5,243
21,282		Sovran Self Storage, Inc	1,322
25,300	*,e	Spirit Realty Capital, Inc	450
49,920	*,e	St. Joe Co	1,152
18,598	e	STAG Industrial, Inc	334
102,626		Starwood Property Trust, Inc	2,356
134,064	*	Strategic Hotels & Resorts, Inc	858
22,677		Summit Hotel Properties, Inc	215
23,544	e	Sun Communities, Inc	939
89,758	*	Sunstone Hotel Investors, Inc	961
70,595		Tanger Factory Outlet Centers, Inc	2,414
44,830		Taubman Centers, Inc	3,529
11,747	*	Tejon Ranch Co	330
10,412		Terreno Realty Corp	161
24,399		Thomas Properties Group, Inc	132
221,889	e	Two Harbors Investment Corp	2,458
188,706		UDR, Inc	4,487
6,794		UMH Properties, Inc	70
10,285		Universal Health Realty Income Trust	520
19,529		Urstadt Biddle Properties, Inc (Class A)	384
220,633		Ventas, Inc	14,279
141,093		Vornado Realty Trust	11,299
49,089	e	Washington Real Estate Investment Trust	1,284
92,487		Weingarten Realty Investors	2,476
5,974	e	Western Asset Mortgage Capital Corp	118
407,759		Weyerhaeuser Co	11,344

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,873	e	Whitestone REIT	$237
24,416		Winthrop Realty Trust	270
3,100	*,e	Zillow, Inc	86

		TOTAL REAL ESTATE	446,806

RETAILING - 4.2%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	54
56,578		Aaron’s, Inc	1,600
64,852		Abercrombie & Fitch Co (Class A)	3,111
54,859		Advance Auto Parts, Inc	3,969
61,843	*	Aeropostale, Inc	805
274,373	*	Amazon.com, Inc	68,906
149,222		American Eagle Outfitters, Inc	3,061
6,968	*	America’s Car-Mart, Inc	282
37,641	*	Ann Taylor Stores Corp	1,274
19,614	*	Asbury Automotive Group, Inc	628
91,526	*	Ascena Retail Group, Inc	1,692
10,900	*	Audiovox Corp (Class A)	73
26,872	*,e	Autonation, Inc	1,067
28,704	*	Autozone, Inc	10,174
23,047	*,e	Barnes & Noble, Inc	348
23,033		Bebe Stores, Inc	92
175,257	*	Bed Bath & Beyond, Inc	9,799
207,694		Best Buy Co, Inc	2,461
15,894		Big 5 Sporting Goods Corp	208
45,422	*	Big Lots, Inc	1,293
10,661	*,e	Blue Nile, Inc	410
8,762	*	Body Central Corp	87
9,116	e	Bon-Ton Stores, Inc	110
32,106		Brown Shoe Co, Inc	590
21,122	e	Buckle, Inc	943
34,762	*	Cabela’s, Inc	1,451
3,823	*	CafePress, Inc	22
173,276	*	Carmax, Inc	6,505
32,976	*	Casual Male Retail Group, Inc	138
21,208		Cato Corp (Class A)	582
126,133		Chico’s FAS, Inc	2,328
18,517	*	Children’s Place Retail Stores, Inc	820
12,866	*	Citi Trends, Inc	177
12,208	*,e	Conn’s, Inc	375
8,334		Core-Mark Holding Co, Inc	395
10,433		Destination Maternity Corp	225
71,204		Dick’s Sporting Goods, Inc	3,239
22,481		Dillard’s, Inc (Class A)	1,883
140,673	*	Dollar General Corp	6,202
174,096	*	Dollar Tree, Inc	7,061
25,085		DSW, Inc (Class A)	1,648
66,797		Expedia, Inc	4,105
60,725	*	Express Parent LLC	916
72,174		Family Dollar Stores, Inc	4,577
39,004		Finish Line, Inc (Class A)	738
8,200	*,e	Five Below, Inc	263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

115,838		Foot Locker, Inc	$3,721
26,617	*,e	Francesca’s Holdings Corp	691
29,664		Fred’s, Inc (Class A)	395
95,132	e	GameStop Corp (Class A)	2,387
231,166		Gap, Inc	7,175
18,687	*	Genesco, Inc	1,028
117,050		Genuine Parts Co	7,442
51,477		GNC Holdings, Inc	1,713
3,931	*	Gordmans Stores, Inc	59
17,052		Group 1 Automotive, Inc	1,057
30,800	*,e	Groupon, Inc	150
47,951		Guess?, Inc	1,177
16,062		Haverty Furniture Cos, Inc	262
13,509	*,e	HHgregg, Inc	95
20,590	*	Hibbett Sports, Inc	1,085
1,160,714		Home Depot, Inc	71,790
24,363	*,e	HomeAway, Inc	536
36,184		Hot Topic, Inc	349
28,823		HSN, Inc	1,588
121,911	e	JC Penney Co, Inc	2,403
21,133	*	JOS A Bank Clothiers, Inc	900
2,600	*	Kayak Software Corporation	103
13,001	*	Kirkland’s, Inc	138
174,131		Kohl’s Corp	7,484
426,539	*	Liberty Media Holding Corp (Interactive A)	8,394
28,435	*	Liberty Ventures	1,927
182,518		Limited Brands, Inc	8,589
16,330		Lithia Motors, Inc (Class A)	611
225,192	*	LKQ Corp	4,752
851,743		Lowe’s Companies, Inc	30,254
21,092	*,e	Lumber Liquidators, Inc	1,114
314,437		Macy’s, Inc	12,269
16,477	*	MarineMax, Inc	147
8,386	*,e	Mattress Firm Holding Corp	206
39,013		Men’s Wearhouse, Inc	1,216
22,581	e	Monro Muffler, Inc	790
42,034	*,e	NetFlix, Inc	3,900
13,306	*	New York & Co, Inc	51
118,777		Nordstrom, Inc	6,355
20,499		Nutri/System, Inc	168
212,310	*	Office Depot, Inc	696
64,982		OfficeMax, Inc	634
23,547	*	Orbitz Worldwide, Inc	64
1,270	*,e	Orchard Supply Hardware Stores Corp	9
89,895	*	O’Reilly Automotive, Inc	8,038
11,517	*,e	Overstock.com, Inc	165
30,900		Penske Auto Group, Inc	930
37,199		PEP Boys - Manny Moe & Jack	366
15,450	e	PetMed Express, Inc	171
81,980		Petsmart, Inc	5,602
73,840		Pier 1 Imports, Inc	1,477
37,816	*	Priceline.com, Inc	23,491

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

78,808	e	RadioShack Corp	$167
45,460		Rent-A-Center, Inc	1,562
171,417		Ross Stores, Inc	9,282
11,225	*	Rue21, Inc	319
85,217	*,e	Saks, Inc	896
116,447	*	Sally Beauty Holdings, Inc	2,745
25,574	*,e	Sears Holdings Corp	1,058
42,172	*	Select Comfort Corp	1,104
10,447		Shoe Carnival, Inc	214
27,118	*	Shutterfly, Inc	810
63,700		Signet Jewelers Ltd	3,402
29,758		Sonic Automotive, Inc (Class A)	622
3,181	*	Sourceforge, Inc	51
26,435		Stage Stores, Inc	655
521,258		Staples, Inc	5,942
17,973		Stein Mart, Inc	135
9,938		Systemax, Inc	96
501,399		Target Corp	29,668
5,400	*,e	Teavana Holdings, Inc	84
95,885		Tiffany & Co	5,498
6,790	*	Tilly’s, Inc	92
563,081		TJX Companies, Inc	23,903
54,099		Tractor Supply Co	4,780
66,371	*	TripAdvisor, Inc	2,785
21,617	*	Tuesday Morning Corp	135
48,024		Ulta Salon Cosmetics & Fragrance, Inc	4,719
81,376	*	Urban Outfitters, Inc	3,203
9,604	*	US Auto Parts Network, Inc	18
16,534	*,e	Vitacost.com, Inc	112
22,533	*	Vitamin Shoppe, Inc	1,292
11,292	*	West Marine, Inc	121
73,584	*	Wet Seal, Inc (Class A)	203
29,100	*	WEX, Inc	2,193
66,787		Williams-Sonoma, Inc	2,923
1,945		Winmark Corp	111
17,544	*,e	Zumiez, Inc	340

		TOTAL RETAILING	504,041

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
29,482	*	Advanced Energy Industries, Inc	407
437,860	*,e	Advanced Micro Devices, Inc	1,051
11,245	*	Alpha & Omega Semiconductor Ltd	94
244,761		Altera Corp	8,430
73,037	*,e	Amkor Technology, Inc	310
47,982	*	Anadigics, Inc	121
225,100		Analog Devices, Inc	9,468
913,817		Applied Materials, Inc	10,454
51,846	*	Applied Micro Circuits Corp	436
330,760	*	Atmel Corp	2,167
24,963	*	ATMI, Inc	521
183,074		Avago Technologies Ltd	5,796
61,290	*	Axcelis Technologies, Inc	85

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,951	*	AXT, Inc	$67
418,912		Broadcom Corp (Class A)	13,912
52,087		Brooks Automation, Inc	419
17,924		Cabot Microelectronics Corp	637
36,308	*	Cavium Networks, Inc	1,133
18,075	*	Ceva, Inc	285
47,684	*	Cirrus Logic, Inc	1,381
15,857		Cohu, Inc	172
88,620	*,e	Cree, Inc	3,011
23,525	*	Cymer, Inc	2,127
122,394		Cypress Semiconductor Corp	1,327
28,713	*	Diodes, Inc	498
21,955	*	DSP Group, Inc	126
105,554	*	Entegris, Inc	969
59,143	*	Entropic Communications, Inc	313
25,111	*	Exar Corp	224
95,996	*	Fairchild Semiconductor International, Inc	1,382
44,208	*,e	First Solar, Inc	1,365
34,973	*	Formfactor, Inc	160
38,914	*,e	Freescale Semiconductor Holdings Ltd	428
13,134	*	GSI Technology, Inc	82
94,807	*,e	GT Solar International, Inc	286
23,480	*	Hittite Microwave Corp	1,458
15,509	*	Inphi Corp	149
110,719	*	Integrated Device Technology, Inc	808
19,660	*	Integrated Silicon Solution, Inc	177
3,814,775		Intel Corp	78,699
10,099	*	Intermolecular, Inc	90
54,670	*	International Rectifier Corp	969
94,162		Intersil Corp (Class A)	781
16,725		IXYS Corp	153
126,707		Kla-Tencor Corp	6,052
50,517	*	Kopin Corp	168
131,084	*	Lam Research Corp	4,736
90,159	*	Lattice Semiconductor Corp	360
172,947		Linear Technology Corp	5,932
432,590	*	LSI Logic Corp	3,063
37,527	*	LTX-Credence Corp	246
4,431	*	MA-COM Technology Solutions	66
358,491		Marvell Technology Group Ltd	2,603
44,020	*	Mattson Technology, Inc	37
220,122		Maxim Integrated Products, Inc	6,472
12,640	*	MaxLinear, Inc	63
172,909	*	MEMC Electronic Materials, Inc	555
40,439		Micrel, Inc	384
145,335	e	Microchip Technology, Inc	4,736
756,136	*	Micron Technology, Inc	4,801
65,939	*	Microsemi Corp	1,387
24,281	*,e	Mindspeed Technologies, Inc	114
39,820	*	MIPS Technologies, Inc	311
38,788		MKS Instruments, Inc	1,000
21,310		Monolithic Power Systems, Inc	475

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,301	*	MoSys, Inc	$71
18,167	*	Nanometrics, Inc	262
6,600	*	NeoPhotonics Corp Ltd	38
3,184	*	NVE Corp	177
472,164		Nvidia Corp	5,803
42,750	*	Omnivision Technologies, Inc	602
346,536	*	ON Semiconductor Corp	2,443
17,237	*	PDF Solutions, Inc	238
4,800	*	Peregrine Semiconductor Corp	74
19,298	*	Pericom Semiconductor Corp	155
46,544	*	Photronics, Inc	277
26,715	*	PLX Technology, Inc	97
157,538	*	PMC - Sierra, Inc	821
22,028		Power Integrations, Inc	740
29,857	*,e	QuickLogic Corp	65
84,186	*	Rambus, Inc	411
209,504	*	RF Micro Devices, Inc	939
11,027	*,e	Rubicon Technology, Inc	67
20,900	*	Rudolph Technologies, Inc	281
50,038	*	Semtech Corp	1,449
27,850	*	Sigma Designs, Inc	143
56,384	*	Silicon Image, Inc	280
32,688	*	Silicon Laboratories, Inc	1,367
143,829	*	Skyworks Solutions, Inc	2,920
38,295	*	Spansion, Inc	533
21,697	*,e	STR Holdings, Inc	55
35,781	*,e	SunPower Corp	201
8,595		Supertex, Inc	151
142,774	*,e	Teradyne, Inc	2,411
36,930		Tessera Technologies, Inc	606
867,375		Texas Instruments, Inc	26,837
121,131	*	Triquint Semiconductor, Inc	586
17,159	*	Ultra Clean Holdings	84
18,851	*	Ultratech, Inc	703
31,233	*,e	Veeco Instruments, Inc	922
18,190	*	Volterra Semiconductor Corp	312
199,973		Xilinx, Inc	7,179

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	256,789

SOFTWARE & SERVICES - 9.3%
38,595	*	Accelrys, Inc	349
488,079		Accenture plc	32,457
30,248	*	ACI Worldwide, Inc	1,322
29,457	*,e	Active Network, Inc	145
323,808		Activision Blizzard, Inc	3,439
40,528	*	Actuate Corp	227
62,110	*	Acxiom Corp	1,084
375,577	*	Adobe Systems, Inc	14,152
24,736	*	Advent Software, Inc	529
135,875	*	Akamai Technologies, Inc	5,559
38,484	*,e	Alliance Data Systems Corp	5,571
126,471		Amdocs Ltd	4,299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,720		American Software, Inc (Class A)	$122
27,450	*,e	Angie’s List, Inc	329
70,483	*	Ansys, Inc	4,746
71,841		AOL, Inc	2,127
71,278	*	Aspen Technology, Inc	1,970
173,836	*	Autodesk, Inc	6,145
370,600		Automatic Data Processing, Inc	21,128
7,000	*	AVG Technologies NV	111
35,339	*,e	Bankrate, Inc	440
8,300	*,e	Bazaarvoice, Inc	78
35,258		Blackbaud, Inc	805
30,473	*	Blucora, Inc	479
122,123	*	BMC Software, Inc	4,843
16,977	e	Booz Allen Hamilton Holding Co	236
27,849	*	Bottomline Technologies, Inc	735
4,700	*	Brightcove, Inc	42
95,422		Broadridge Financial Solutions, Inc	2,183
20,308	*,e	BroadSoft, Inc	738
267,349		CA, Inc	5,876
17,259	*	CACI International, Inc (Class A)	950
209,812	*	Cadence Design Systems, Inc	2,835
23,561	*,e	Callidus Software, Inc	107
8,488	*,e	Carbonite, Inc	78
32,719	*	Cardtronics, Inc	777
7,744		Cass Information Systems, Inc	327
52,926	*	Ciber, Inc	177
141,233	*	Citrix Systems, Inc	9,286
10,743	*,m	Clinical Data, Inc	10
231,243	*	Cognizant Technology Solutions Corp (Class A)	17,124
33,451	*	Commvault Systems, Inc	2,332
118,719		Computer Sciences Corp	4,755
11,045	*	Computer Task Group, Inc	201
163,806	*	Compuware Corp	1,781
24,577	*	comScore, Inc	339
16,654	*	Comverse, Inc	475
34,178	*,e	Concur Technologies, Inc	2,308
21,930	*,e	Constant Contact, Inc	312
89,018		Convergys Corp	1,461
25,908	*	Cornerstone OnDemand, Inc	765
19,733	*	CoStar Group, Inc	1,764
28,626	*	CSG Systems International, Inc	520
32,566	*	DealerTrack Holdings, Inc	935
22,760	*,e	Demand Media, Inc	211
5,143	*,e	Demandware, Inc	140
37,330	*	Dice Holdings, Inc	343
29,296	*	Digital River, Inc	422
5,437		DMRC Corp	113
26,145		DST Systems, Inc	1,584
82,942		Earthlink, Inc	536
877,908	*	eBay, Inc	44,791
23,473	e	Ebix, Inc	377
240,297	*	Electronic Arts, Inc	3,491

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,207	*	Ellie Mae, Inc	$561
7,000	*	Eloqua, Inc	165
15,051	*	Envestnet, Inc	210
5,877	*,e	Envivio, Inc	10
4,600	*,e	EPAM Systems, Inc	83
25,591		EPIQ Systems, Inc	327
2,603		ePlus, Inc	108
36,582	*	Equinix, Inc	7,543
36,402	*	Euronet Worldwide, Inc	859
7,315	*,e	ExactTarget, Inc	146
17,988	*	ExlService Holdings, Inc	477
318,619	*	Facebook, Inc	8,485
33,665	e	Factset Research Systems, Inc	2,965
26,950		Fair Isaac Corp	1,133
22,225	*	FalconStor Software, Inc	52
191,511		Fidelity National Information Services, Inc	6,666
74,117	*	First American Corp	1,995
102,750	*	Fiserv, Inc	8,120
37,123	*	FleetCor Technologies, Inc	1,992
11,266		Forrester Research, Inc	302
99,834	*	Fortinet, Inc	2,103
71,116	*	Gartner, Inc	3,273
96,351		Genpact Ltd	1,493
19,206	*,e,m	Gerber Scientific, Inc	0	^
51,313	*	Global Cash Access, Inc	402
60,916		Global Payments, Inc	2,759
49,882	*,e	Glu Mobile, Inc	114
196,359	*	Google, Inc (Class A)	139,291
9,927	*	Guidance Software, Inc	118
14,724	*	Guidewire Software, Inc	438
30,102		Hackett Group, Inc	129
28,656		Heartland Payment Systems, Inc	845
23,633	*,e	Higher One Holdings, Inc	249
58,207		IAC/InterActiveCorp	2,753
23,666	*	iGate Corp	373
7,359	*	Imperva, Inc	232
5,964	*	Infoblox, Inc	107
82,708	*	Informatica Corp	2,508
16,757	*	Innodata Isogen, Inc	63
11,116	*,e	Interactive Intelligence, Inc	373
34,783	*	Internap Network Services Corp	241
826,644		International Business Machines Corp	158,344
222,469		Intuit, Inc	13,237
41,039	*,e	Ipass, Inc	75
34,679	e	j2 Global, Inc	1,060
66,573		Jack Henry & Associates, Inc	2,614
11,700	*,e	Jive Software, Inc	170
10,875		Keynote Systems, Inc	153
19,259	*	Knot, Inc	179
65,087		Lender Processing Services, Inc	1,602
50,961	*	Limelight Networks, Inc	113
47,263	*	LinkedIn Corp	5,427

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

44,720	*	Lionbridge Technologies	$180
17,773	*	Liquidity Services, Inc	726
40,701	*	Liveperson, Inc	535
15,508	*	LogMeIn, Inc	348
11,258	*,e	magicJack VocalTec Ltd	205
15,963	*	Manhattan Associates, Inc	963
18,418	e	Mantech International Corp (Class A)	478
16,386	e	Marchex, Inc (Class B)	67
17,156	*	Market Leader, Inc	112
82,194		Mastercard, Inc (Class A)	40,380
7,271	*,e	Mattersight Corp	36
25,522		MAXIMUS, Inc	1,613
23,100	*,e	MeetMe, Inc	81
73,403	*	Mentor Graphics Corp	1,249
60,589	*	Micros Systems, Inc	2,571
5,707,699		Microsoft Corp	152,567
6,468	*	MicroStrategy, Inc (Class A)	604
8,300	*,e	Millennial Media, Inc	104
33,165	*	ModusLink Global Solutions, Inc	96
16,742	*	MoneyGram International, Inc	222
27,277		Monotype Imaging Holdings, Inc	436
81,230	*,e	Monster Worldwide, Inc	456
29,335	*	Move, Inc	223
28,739	*	Netscout Systems, Inc	747
23,872	*	NetSuite, Inc	1,607
51,981	*	NeuStar, Inc (Class A)	2,180
48,579		NIC, Inc	794
184,404	*	Nuance Communications, Inc	4,116
17,950	*,e	OpenTable, Inc	876
2,897,296		Oracle Corp	96,538
90,859	*	Parametric Technology Corp	2,045
244,564		Paychex, Inc	7,616
12,459	e	Pegasystems, Inc	283
20,679	*	Perficient, Inc	244
9,472	*	Pervasive Software, Inc	84
14,513	*	PRG-Schultz International, Inc	94
50,287	*	Progress Software Corp	1,055
4,536	*	Proofpoint, Inc	56
14,689	*	PROS Holdings, Inc	269
3,320		QAD, Inc (Class A)	48
65,002	*	QLIK Technologies, Inc	1,412
20,643	*	QuinStreet, Inc	139
83,238	*	Rackspace Hosting, Inc	6,182
18,038	*	RealNetworks, Inc	136
27,469	*,e	RealPage, Inc	592
147,339	*	Red Hat, Inc	7,803
27,251	*	Responsys, Inc	162
8,173	*	Rosetta Stone, Inc	101
85,331	*	Rovi Corp	1,317
18,173	*	Saba Software, Inc	159
217,031		SAIC, Inc	2,457
105,202	*	Salesforce.com, Inc	17,684

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

93,643	*	Sapient Corp	$989
13,766	*	Sciquest, Inc	218
21,571	*	Seachange International, Inc	209
10,800	*,e	ServiceNow, Inc	324
38,121	*,e	ServiceSource International LLC	223
46,540	*	SolarWinds, Inc	2,441
53,861		Solera Holdings, Inc	2,880
22,394	*	Sourcefire, Inc	1,057
8,175	*,e	Spark Networks, Inc	64
11,818	*	Splunk, Inc	343
8,010	*	SPS Commerce, Inc	298
25,703	*	SS&C Technologies Holdings, Inc	594
12,380	*	Stamps.com, Inc	312
32,388	*	SupportSoft, Inc	135
545,814	*	Symantec Corp	10,267
5,117	*	Synacor, Inc	28
20,217	*	Synchronoss Technologies, Inc	426
108,001	*	Synopsys, Inc	3,439
11,627		Syntel, Inc	623
24,737	*	TA Indigo Holding Corp	153
59,506	*	Take-Two Interactive Software, Inc	655
23,016	*	Tangoe, Inc	273
4,323	*	TechTarget, Inc	24
12,644	*	TeleNav, Inc	101
19,317	*	TeleTech Holdings, Inc	344
128,452	*	Teradata Corp	7,950
124,754	*	TIBCO Software, Inc	2,746
92,801	*	TiVo, Inc	1,143
19,243	*	TNS, Inc	399
121,982		Total System Services, Inc	2,613
4,369	*,e	Travelzoo, Inc	83
24,748	*	Tyler Technologies, Inc	1,199
20,377	*	Ultimate Software Group, Inc	1,924
32,818	*	Unisys Corp	568
61,183		United Online, Inc	342
63,876	*	Unwired Planet, Inc	77
57,076	*	Valueclick, Inc	1,108
30,006	*	Vantiv, Inc	613
19,828	*	Vasco Data Security International	162
82,056	*	VeriFone Systems, Inc	2,435
16,436	*	Verint Systems, Inc	483
119,458	*	VeriSign, Inc	4,637
32,131	*,e	VirnetX Holding Corp	941
11,849	*	Virtusa Corp	195
396,276		Visa, Inc (Class A)	60,067
26,079	*,e	VistaPrint Ltd	857
67,563	*	VMware, Inc (Class A)	6,360
15,521	*	Vocus, Inc	270
41,422	*	WebMD Health Corp (Class A)	594
29,640	*	Websense, Inc	446
26,004	*	Website Pros, Inc	385
467,450		Western Union Co	6,362

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,300	*	Workday, Inc	$1,052
921,758	*	Yahoo!, Inc	18,343
6,421	*,e	Yelp, Inc	121
47,197	*	Zix Corp	132
92,800	*	Zynga, Inc	220

		TOTAL SOFTWARE & SERVICES	1,119,225

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
35,804	*,e	3D Systems Corp	1,910
44,402	*	Acme Packet, Inc	982
49,633	e	Adtran, Inc	970
18,766	*	Agilysys, Inc	157
122,415		Amphenol Corp (Class A)	7,920
14,600	*	Anaren, Inc	284
21,570		Anixter International, Inc	1,380
708,996		Apple, Inc	377,916
85,446	*	Arris Group, Inc	1,277
85,185	*	Arrow Electronics, Inc	3,244
85,572	*,e	Aruba Networks, Inc	1,776
4,841	*,e	Audience, Inc	50
24,879	*	Avid Technology, Inc	189
110,749	*	Avnet, Inc	3,390
34,410		AVX Corp	371
9,650		Aware, Inc	53
15,077	*	AX Holding Corp	106
13,564		Badger Meter, Inc	643
7,316		Bel Fuse, Inc (Class B)	143
46,204	*	Benchmark Electronics, Inc	768
13,787		Black Box Corp	336
52,612	*,e	Bookham, Inc	83
350,572	*	Brocade Communications Systems, Inc	1,869
21,514	*	CalAmp Corp	179
28,887	*	Calix Networks, Inc	222
30,668	*	Checkpoint Systems, Inc	329
75,431	*	Ciena Corp	1,184
4,062,037		Cisco Systems, Inc	79,819
32,766		Cognex Corp	1,206
19,403		Coherent, Inc	982
19,075		Comtech Telecommunications Corp	484
166,546	*	Comverse Technology, Inc	640
1,151,807		Corning, Inc	14,536
28,033	*	Cray, Inc	447
23,637		CTS Corp	251
22,322		Daktronics, Inc	247
11,133	*	Datalink Corp	95
1,117,329		Dell, Inc	11,319
47,853		Diebold, Inc	1,465
18,652	*	Digi International, Inc	177
37,272	e	Dolby Laboratories, Inc (Class A)	1,093
16,172	*	DTS, Inc	270
24,998	*	Echelon Corp	61
28,785	*	EchoStar Corp (Class A)	985

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,677		Electro Rent Corp	$180
17,062		Electro Scientific Industries, Inc	170
39,428	*	Electronics for Imaging, Inc	749
1,593,686	*	EMC Corp	40,320
65,177	*	Emulex Corp	476
89,895	*	Extreme Networks, Inc	327
60,456	*	F5 Networks, Inc	5,873
15,539	*	Fabrinet	204
12,851	*	FARO Technologies, Inc	459
29,895		FEI Co	1,658
69,390	*,e	Finisar Corp	1,131
118,407		Flir Systems, Inc	2,642
51,681	*,e	Fusion-io, Inc	1,185
14,375	*	Globecomm Systems, Inc	162
20,123	*	GSI Group, Inc	174
85,574	*	Harmonic, Inc	434
86,732		Harris Corp	4,246
42,057	*	Harris Stratex Networks, Inc (Class A)	138
1,496,014		Hewlett-Packard Co	21,318
21,588	*	Imation Corp	101
18,659	*	Immersion Corp	128
88,583	*,e	Infinera Corp	515
116,956	*	Ingram Micro, Inc (Class A)	1,979
34,716	*	Insight Enterprises, Inc	603
32,759	e	InterDigital, Inc	1,346
45,111	*	Intermec, Inc	445
14,156	*	Intevac, Inc	65
28,033	*,e	InvenSense, Inc	311
24,446	e	IPG Photonics Corp	1,629
31,091	*	Itron, Inc	1,385
29,634	*	Ixia	503
138,335		Jabil Circuit, Inc	2,669
176,416	*	JDS Uniphase Corp	2,389
399,985	*	Juniper Networks, Inc	7,868
33,781	*	Kemet Corp	170
7,812	*	Key Tronic Corp	80
10,929	*	KVH Industries, Inc	153
55,449	e	Lexmark International, Inc (Class A)	1,286
17,104		Littelfuse, Inc	1,056
8,072		Loral Space & Communications, Inc	441
22,942	*,e	Maxwell Technologies, Inc	190
11,532	*	Measurement Specialties, Inc	396
23,128	*	Mercury Computer Systems, Inc	213
1,988		Mesa Laboratories, Inc	100
28,385		Methode Electronics, Inc	285
104,638	e	Molex, Inc	2,860
221,045		Motorola, Inc	12,308
13,932		MTS Systems Corp	710
9,079	*	Multi-Fineline Electronix, Inc	184
69,482		National Instruments Corp	1,793
122,276	*	NCR Corp	3,116
17,608	*,e	Neonode, Inc	86

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

275,823	*	NetApp, Inc	$9,254
28,803	*	Netgear, Inc	1,135
27,910	*	Newport Corp	375
7,509	*	Numerex Corp	99
58,785	*,e	OCZ Technology Group, Inc	112
15,398	*	Oplink Communications, Inc	240
14,702	*	OSI Systems, Inc	942
5,100	*,e	Palo Alto Networks, Inc	273
18,452		Park Electrochemical Corp	475
56,204	*,e	Parkervision, Inc	114
6,868		PC Connection, Inc	79
13,367		PC-Tel, Inc	96
31,900		Plantronics, Inc	1,176
27,845	*	Plexus Corp	718
135,032	*	Polycom, Inc	1,412
53,353	*,e	Power-One, Inc	219
16,952	*	Procera Networks, Inc	314
79,841	*	QLogic Corp	777
1,299,916		Qualcomm, Inc	80,621
171,155	*,e	Quantum Corp	212
25,143	*,e	Rackable Systems, Inc	257
15,185	*	Radisys Corp	45
37,752	*,e	RealD, Inc	423
11,626		Richardson Electronics Ltd	132
124,087	*	Riverbed Technology, Inc	2,447
21,664	*	Rofin-Sinar Technologies, Inc	470
12,342	*	Rogers Corp	613
183,981	*	SanDisk Corp	8,014
61,646	*	Sanmina Corp	682
22,159	*	Scansource, Inc	704
31,292	*	ShoreTel, Inc	133
165,491	*	Sonus Networks, Inc	281
27,036	*	STEC, Inc	133
23,369	*,e	Stratasys Ltd	1,873
20,839	*,e	Super Micro Computer, Inc	213
14,861		Sycamore Networks, Inc	33
35,188	*	Symmetricom, Inc	203
26,694	*	Synaptics, Inc	800
19,931	*	SYNNEX Corp	685
28,651	*	Tech Data Corp	1,304
277,614		Tellabs, Inc	633
12,947		Telular Corp	123
3,883		Tessco Technologies, Inc	86
94,050	*	Trimble Navigation Ltd	5,622
41,884	*	TTM Technologies, Inc	385
6,700	e	Ubiquiti Networks, Inc	81
29,474	*,e	Universal Display Corp	755
27,617	*,e	Viasat, Inc	1,074
3,408	*	Viasystems Group, Inc	42
100,754	*	Vishay Intertechnology, Inc	1,071
9,508	*	Vishay Precision Group, Inc	126
40,762	*	Westell Technologies, Inc	75

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

168,604		Western Digital Corp	$7,164
967,952		Xerox Corp	6,601
38,765	*	Zebra Technologies Corp (Class A)	1,523
12,959	*	Zygo Corp	203

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	794,669

TELECOMMUNICATION SERVICES - 2.7%
46,463	*,e	8x8, Inc	343
4,445,694		AT&T, Inc	149,864
7,918		Atlantic Tele-Network, Inc	291
12,079	*,e	Boingo Wireless, Inc	91
20,132	*	Cbeyond Communications, Inc	182
475,088		CenturyTel, Inc	18,585
149,815	*	Cincinnati Bell, Inc	821
232,614	*	Clearwire Corp (Class A)	672
35,274		Cogent Communications Group, Inc	799
25,479		Consolidated Communications Holdings, Inc	406
222,413	*	Crown Castle International Corp	16,049
16,551	*,e	Fairpoint Communications, Inc	131
762,890	e	Frontier Communications Corp	3,265
38,028	*	General Communication, Inc (Class A)	365
7,568	*	Hawaiian Telcom Holdco, Inc	148
10,686		HickoryTech Corp	104
10,513		IDT Corp (Class B)	100
24,433	*	inContact, Inc	127
33,317	*,e	Iridium Communications, Inc	225
46,753	*,e	Leap Wireless International, Inc	311
124,143	*	Level 3 Communications, Inc	2,869
11,759		Lumos Networks Corp	118
232,390	*	MetroPCS Communications, Inc	2,310
25,073		Neutral Tandem, Inc	64
128,973	*,e	NII Holdings, Inc (Class B)	920
11,759		NTELOS Holdings Corp	154
28,044	*	Orbcomm, Inc	110
46,371	*	Premiere Global Services, Inc	453
9,204		Primus Telecommunications Group, Inc	100
92,557	*	SBA Communications Corp (Class A)	6,573
18,151		Shenandoah Telecom Co	278
2,283,335	*	Sprint Nextel Corp	12,946
70,668		Telephone & Data Systems, Inc	1,565
26,456	*,e	Towerstream Corp	86
108,591	*	tw telecom inc (Class A)	2,766
9,529	*	US Cellular Corp	336
18,421		USA Mobility, Inc	215
2,154,249		Verizon Communications, Inc	93,215
119,221	*	Vonage Holdings Corp	282
431,835	e	Windstream Corp	3,576

		TOTAL TELECOMMUNICATION SERVICES	321,815

TRANSPORTATION - 1.8%
44,655	*	Air Transport Services Group, Inc	179
52,216	*	Alaska Air Group, Inc	2,250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

10,724		Allegiant Travel Co	$787
6,173		Amerco, Inc	783
19,331		Arkansas Best Corp	185
19,165	*	Atlas Air Worldwide Holdings, Inc	849
79,295	*	Avis Budget Group, Inc	1,572
16,346		Celadon Group, Inc	295
123,834		CH Robinson Worldwide, Inc	7,829
42,760		Con-Way, Inc	1,190
24,978		Copa Holdings S.A. (Class A)	2,484
787,934		CSX Corp	15,546
648,035	*	Delta Air Lines, Inc	7,692
11,118	*	Echo Global Logistics, Inc	200
162,491		Expeditors International of Washington, Inc	6,427
239,646		FedEx Corp	21,980
22,919		Forward Air Corp	802
20,776	*,e	Genco Shipping & Trading Ltd	73
30,893	*	Genesee & Wyoming, Inc (Class A)	2,350
40,654	*	Hawaiian Holdings, Inc	267
38,365		Heartland Express, Inc	501
185,631	*	Hertz Global Holdings, Inc	3,020
28,105	*	Hub Group, Inc (Class A)	944
4,290		International Shipholding Corp	71
68,664		J.B. Hunt Transport Services, Inc	4,100
181,414	*,e	JetBlue Airways Corp	1,036
83,991		Kansas City Southern Industries, Inc	7,012
40,950	*	Kirby Corp	2,534
42,524		Knight Transportation, Inc	622
35,888		Landstar System, Inc	1,883
10,239		Marten Transport Ltd	188
30,756		Matson, Inc	760
247,274		Norfolk Southern Corp	15,291
54,394	*	Old Dominion Freight Line	1,865
31,042	*	Pacer International, Inc	121
6,136	*	Park-Ohio Holdings Corp	131
3,411	*	Patriot Transportation Holding, Inc	97
16,337	*	Quality Distribution, Inc	98
13,497	*,e	Rand Logistics, Inc	88
40,702	*	Republic Airways Holdings, Inc	231
8,012	*	Roadrunner Transportation Services Holdings, Inc	145
39,335		Ryder System, Inc	1,964
12,063	*	Saia, Inc	279
40,260		Skywest, Inc	502
575,021		Southwest Airlines Co	5,888
31,863	*	Spirit Airlines, Inc	565
60,697	*	Swift Transportation Co, Inc	554
249,115	*	UAL Corp	5,824
360,989		Union Pacific Corp	45,383
549,370		United Parcel Service, Inc (Class B)	40,505
3,884		Universal Truckload Services, Inc	71
119,571	*,e	US Airways Group, Inc	1,614
81,226		UTI Worldwide, Inc	1,088
33,067		Werner Enterprises, Inc	717

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,800	*,e	Wesco Aircraft Holdings, Inc	$209
13,238	*,e	XPO Logistics, Inc	230
20,515	*,e	Zipcar, Inc	169

		TOTAL TRANSPORTATION	220,040

UTILITIES - 3.4%
489,737		AES Corp	5,240
89,215		AGL Resources, Inc	3,566
28,545		Allete, Inc	1,170
85,307		Alliant Energy Corp	3,746
183,716		Ameren Corp	5,644
19,531	*,e	American DG Energy, Inc	45
368,112		American Electric Power Co, Inc	15,711
16,487		American States Water Co	791
131,951		American Water Works Co, Inc	4,899
104,679		Aqua America, Inc	2,661
4,909		Artesian Resources Corp	110
85,946	e	Atlantic Power Corp	982
69,174		Atmos Energy Corp	2,429
43,026		Avista Corp	1,037
30,522		Black Hills Corp	1,109
8,402	*,e	Cadiz, Inc	67
35,650		California Water Service Group	654
309,400	*	Calpine Corp	5,609
321,488		Centerpoint Energy, Inc	6,189
11,400		CH Energy Group, Inc	744
8,826		Chesapeake Utilities Corp	401
46,444		Cleco Corp	1,858
200,055		CMS Energy Corp	4,877
6,221		Connecticut Water Service, Inc	185
221,855		Consolidated Edison, Inc	12,322
10,306		Consolidated Water Co, Inc	76
5,331		Delta Natural Gas Co, Inc	104
432,504		Dominion Resources, Inc	22,404
128,657		DTE Energy Co	7,726
533,571		Duke Energy Corp	34,042
247,106		Edison International	11,167
30,616		El Paso Electric Co	977
33,239		Empire District Electric Co	677
133,953		Entergy Corp	8,540
646,353		Exelon Corp	19,223
317,177		FirstEnergy Corp	13,245
10,513		Genie Energy Ltd	75
104,313		Great Plains Energy, Inc	2,119
73,366		Hawaiian Electric Industries, Inc	1,844
34,656		Idacorp, Inc	1,502
59,780		Integrys Energy Group, Inc	3,122
39,281		ITC Holdings Corp	3,021
15,900		Laclede Group, Inc	614
144,429		MDU Resources Group, Inc	3,068
17,500		MGE Energy, Inc	892
9,765		Middlesex Water Co	191

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

55,740		National Fuel Gas Co	$2,825
31,721		New Jersey Resources Corp	1,257
316,923		NextEra Energy, Inc	21,928
232,829		NiSource, Inc	5,795
239,290		Northeast Utilities	9,351
20,412		Northwest Natural Gas Co	902
27,832		NorthWestern Corp	967
244,909		NRG Energy, Inc	5,630
176,210		NV Energy, Inc	3,196
74,423		OGE Energy Corp	4,191
158,859		Oneok, Inc	6,791
13,917	e	Ormat Technologies, Inc	268
29,407		Otter Tail Corp	735
168,153	e	Pepco Holdings, Inc	3,297
320,304		PG&E Corp	12,870
54,423		Piedmont Natural Gas Co, Inc	1,704
83,775		Pinnacle West Capital Corp	4,271
60,937		PNM Resources, Inc	1,250
58,032		Portland General Electric Co	1,588
440,794		PPL Corp	12,620
384,517		Public Service Enterprise Group, Inc	11,766
135,152		Questar Corp	2,671
87,177		SCANA Corp	3,979
181,798		Sempra Energy	12,897
10,436		SJW Corp	278
22,925		South Jersey Industries, Inc	1,154
659,039		Southern Co	28,213
34,400		Southwest Gas Corp	1,459
163,004		TECO Energy, Inc	2,732
85,402		UGI Corp	2,793
38,476		UIL Holdings Corp	1,378
11,594		Unitil Corp	301
27,775		UNS Energy Corp	1,178
62,331		Vectren Corp	1,833
89,565		Westar Energy, Inc	2,563
38,842		WGL Holdings, Inc	1,522
175,945		Wisconsin Energy Corp	6,484
368,357		Xcel Energy, Inc	9,839
9,006		York Water Co	158

		TOTAL UTILITIES	411,309

		TOTAL COMMON STOCKS	11,973,818

		(Cost $8,840,316)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
8,193	e	Magnum Hunter Resources Corp	4

		TOTAL ENERGY	4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
63,430		Allos Therapeutics, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

		TOTAL RIGHTS / WARRANTS	5

		(Cost $0)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 2.7%
TREASURY DEBT - 0.2%
$14,000,000	d	United States Treasury Bill	0.020-0.024%	01/17/13	$14,000
10,000,000	d	United States Treasury Bill	0.076	06/06/13	9,996

		TOTAL TREASURY DEBT			23,996

SHARES		COMPANY

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
		TIAA-CREF Short Term Lending Portfolio of the State
303,937,818	a,c	Street Navigator Securities Lending Trust	303,938

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	303,938

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	303,938

		TOTAL SHORT-TERM INVESTMENTS	327,934

		(Cost $327,934)
		TOTAL INVESTMENTS - 102.4%	12,301,757
		(Cost $9,168,250)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(288,674)

		NET ASSETS - 100.0%	$12,013,083

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $301,382,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,900,000	i	TransDigm, Inc	4.000%	02/14/17	$4,923

		TOTAL CAPITAL GOODS			4,923

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
5,022,023	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	5,018
1,805,670	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	1,804

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,822

UTILITIES - 0.0%
199,500	i	Calpine Corp	4.500	10/09/19	201

		TOTAL UTILITIES			201

		TOTAL BANK LOAN OBLIGATIONS			11,946

		(Cost $11,928)

BONDS - 97.2%

CORPORATE BONDS - 36.7%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,715
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,794

		TOTAL AUTOMOBILES & COMPONENTS			10,509

BANKS - 6.3%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,397
5,550,000	g	Akbank TAS	3.875	10/24/17	5,707
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	5,018
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,984
4,750,000	g	Banco Bradesco S.A.	4.500	01/12/17	5,059
2,850,000	g	Banco Davivienda S.A.	5.875	07/09/22	2,964
5,395,000	g	Banco de Bogota S.A.	5.000	01/15/17	5,813
7,500,000	g	Banco de Credito del Peru	5.375	09/16/20	8,306
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,563
10,000,000	g	Banco del Estado de Chile	2.000	11/09/17	9,983
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,866
4,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	4,961
2,760,000		Banco do Brasil S.A.	3.875	10/10/22	2,781
2,900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	2,951
7,255,000		Bancolombia S.A.	5.950	06/03/21	8,380
8,700,000		Bancolombia S.A.	5.125	09/11/22	9,048
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,841
11,505,000	g	Bank of Montreal	2.850	06/09/15	12,152

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$27,700,000	g	Bank of Montreal	2.625%	01/25/16	$29,365
19,400,000	g	Bank of Nova Scotia	1.450	07/26/13	19,520
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,990
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	41,471
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	6,086
3,360,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	3,587
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,978
6,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	6,008
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,305
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,300
5,000,000		Capital One Capital V	8.875	05/15/40	5,000
5,366,000		Citigroup, Inc	6.000	12/13/13	5,623
12,640,000		Citigroup, Inc	5.000	09/15/14	13,298
6,400,000		Citigroup, Inc	2.250	08/07/15	6,554
32,440,000		Citigroup, Inc	4.450	01/10/17	35,937
1,396,000		Citigroup, Inc	6.125	05/15/18	1,673
5,100,000		Citigroup, Inc	5.375	08/09/20	6,010
27,375,000		Citigroup, Inc	4.500	01/14/22	30,542
12,200,000		Citigroup, Inc	5.875	01/30/42	15,057
37,200,000	g	Depfa ACS Bank	5.125	03/16/37	29,042
3,500,000		Deutsche Bank AG	3.875	08/18/14	3,674
5,980,000		Discover Bank	7.000	04/15/20	7,425
3,775,000	g	HSBC Bank plc	3.100	05/24/16	3,991
7,350,000	g	HSBC Bank plc	4.125	08/12/20	8,180
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,313
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,994
5,250,000		HSBC Holdings plc	4.000	03/30/22	5,748
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,621
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,598
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,360
7,700,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	7,694
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,910
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,717
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,760
10,500,000		JPMorgan Chase & Co	1.100	10/15/15	10,500
7,220,000		JPMorgan Chase & Co	3.150	07/05/16	7,649
13,500,000		JPMorgan Chase & Co	2.000	08/15/17	13,790
20,975,000		JPMorgan Chase & Co	3.250	09/23/22	21,600
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,698
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	10,997
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	3,123
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,373
17,825,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	17,843
11,825,000	g	NIBC Bank NV	2.800	12/02/14	12,277
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,552
4,250,000		PNC Bank NA	2.700	11/01/22	4,251
8,525,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	8,575
8,000,000		PNC Funding Corp	5.125	02/08/20	9,515
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,627
7,550,000	g	State Bank of India	4.125	08/01/17	7,775
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,480
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,378
495,000		Toronto-Dominion Bank	2.500	07/14/16	521

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$26,500,000	g	Toronto-Dominion Bank	1.625%	09/14/16	$27,329
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,508
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	71,645
5,025,000	g	Turkiye Is Bankasi	6.000	10/24/22	5,295
7,100,000		Union Bank NA	2.125	06/16/17	7,301
2,000,000		Union Bank of California NA	5.950	05/11/16	2,278
5,700,000		UnionBanCal Corp	3.500	06/18/22	6,012
5,000,000		US Bancorp	4.950	10/30/14	5,376
5,800,000		US Bancorp	1.650	05/15/17	5,910
5,550,000		US Bancorp	2.950	07/15/22	5,607
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,125
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,543
5,000,000		Wachovia Corp	4.875	02/15/14	5,212
3,000,000		Wells Fargo & Co	4.375	01/31/13	3,009
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,715
18,075,000		Wells Fargo & Co	2.100	05/08/17	18,687
10,550,000		Wells Fargo & Co	1.500	01/16/18	10,567
13,750,000		Wells Fargo & Co	3.500	03/08/22	14,667
5,700,000		Westpac Banking Corp	3.000	08/04/15	6,020

		TOTAL BANKS			913,435

CAPITAL GOODS - 1.0%
2,025,000	g	Alpek S.A. de C.V.	4.500	11/20/22	2,111
4,500,000		Caterpillar Financial Services Corp	0.700	11/06/15	4,489
11,700,000		Caterpillar Financial Services Corp	1.250	11/06/17	11,691
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,097
12,050,000		Caterpillar, Inc	1.500	06/26/17	12,204
5,000,000		Danaher Corp	1.300	06/23/14	5,055
4,150,000		Danaher Corp	2.300	06/23/16	4,340
8,000,000		Deere & Co	2.600	06/08/22	8,101
4,000,000		Emerson Electric Co	4.500	05/01/13	4,054
4,500,000	g	Hyva Global BV	8.625	03/24/16	4,275
4,245,000	g	Myriad International Holding BV	6.375	07/28/17	4,786
19,925,000	g	Schneider Electric S.A.	2.950	09/27/22	20,082
2,000,000		Seagate HDD Cayman	6.875	05/01/20	2,128
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,202
665,000	g	Sealed Air Corp	6.500	12/01/20	718
2,000,000		SPX Corp	6.875	09/01/17	2,230
6,200,000	g	Turlock Corp	1.500	11/02/17	6,213
2,075,000	g	Turlock Corp	4.000	11/02/32	2,134
14,125,000		United Technologies Corp	1.200	06/01/15	14,327
8,950,000		United Technologies Corp	1.800	06/01/17	9,213
5,950,000		United Technologies Corp	4.500	06/01/42	6,611

		TOTAL CAPITAL GOODS			138,061

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
6,775,000	g	ADT Corp	2.250	07/15/17	6,721
1,750,000		Corrections Corp of America	7.750	06/01/17	1,859
6,800,000		eBay, Inc	0.700	07/15/15	6,825
10,300,000		eBay, Inc	1.350	07/15/17	10,420
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,438
10,290,000		Republic Services, Inc	3.800	05/15/18	11,313
5,375,000		Republic Services, Inc	3.550	06/01/22	5,604

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,810,000		Republic Services, Inc	6.200%	03/01/40	$7,291
5,000,000	g	Scientific Games International, Inc	6.250	09/01/20	5,163
7,150,000		Waste Management, Inc	2.600	09/01/16	7,490
9,040,000		Waste Management, Inc	6.125	11/30/39	11,445

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			77,569

CONSUMER DURABLES & APPAREL - 0.1%
4,450,000		DR Horton, Inc	4.375	09/15/22	4,539
4,300,000	g	Grupo Aval Ltd	5.250	02/01/17	4,601
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,650
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,364

		TOTAL CONSUMER DURABLES & APPAREL			14,154

CONSUMER SERVICES - 0.8%
2,000,000		DineEquity, Inc	9.500	10/30/18	2,273
11,850,000		GlaxoSmithKline Capital plc	1.500	05/08/17	12,022
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,280
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,580
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	9,805
40,000,000		Stanford University	4.013	05/01/42	42,599
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,721
3,675,000	g	Transnet SOC Ltd	4.000	07/26/22	3,698
6,375,000		Walt Disney Co	4.500	12/15/13	6,623
7,900,000		Walt Disney Co	0.450	12/01/15	7,861
9,000,000		Walt Disney Co	1.100	12/01/17	9,019
9,900,000		Walt Disney Co	3.700	12/01/42	9,910

		TOTAL CONSUMER SERVICES			122,391

DIVERSIFIED FINANCIALS - 6.9%
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,097
8,755,000	g	Ajecorp BV	6.500	05/14/22	9,455
7,100,000		American Express Centurion Bank	0.875	11/13/15	7,095
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,418
17,175,000		American Express Credit Corp	1.750	06/12/15	17,535
7,700,000		American Express Credit Corp	2.800	09/19/16	8,147
9,000,000	g	Bangkok Bank PCL	2.750	03/27/18	9,102
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,945
10,780,000	g	Bangkok Bank PCL	3.875	09/27/22	11,114
3,555,000		Bank of America Corp	4.875	01/15/13	3,560
25,900,000		Bank of America Corp	1.500	10/09/15	26,032
15,650,000		Bank of America Corp	3.625	03/17/16	16,583
15,175,000		Bank of America Corp	3.750	07/12/16	16,221
18,550,000		Bank of America Corp	5.300	03/15/17	20,863
8,525,000		Bank of America Corp	6.000	09/01/17	9,983
5,725,000		Bank of America Corp	5.750	12/01/17	6,673
8,325,000		Bank of America Corp	5.700	01/24/22	10,011
10,900,000		Bank of America Corp	5.875	02/07/42	13,599
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,274
12,975,000		Bank of New York Mellon Corp	2.300	07/28/16	13,562
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,446
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,929
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,601
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	10,209

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$11,275,000		Berkshire Hathaway, Inc	1.900%	01/31/17	$11,655
7,250,000		BlackRock, Inc	3.500	12/10/14	7,657
15,000,000		BlackRock, Inc	1.375	06/01/15	15,234
7,000,000		BlackRock, Inc	4.250	05/24/21	7,896
5,700,000		BlackRock, Inc	3.375	06/01/22	6,054
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,303
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	25,235
3,750,000		Capital One Bank USA NA	8.800	07/15/19	5,078
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,750
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,694
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	6,403
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,040
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,062
6,850,000		Credit Suisse	5.000	05/15/13	6,963
8,250,000		Credit Suisse	5.500	05/01/14	8,778
3,000,000		Credit Suisse	3.500	03/23/15	3,164
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,135
3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,903
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,083
5,350,000		Ford Motor Credit Co LLC	4.250	09/20/22	5,657
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,101
11,950,000		General Electric Capital Corp	1.875	09/16/13	12,068
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,282
22,150,000		General Electric Capital Corp	2.300	04/27/17	22,967
2,000,000		General Electric Capital Corp	1.600	11/20/17	2,001
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,220
36,000,000		General Electric Capital Corp	4.650	10/17/21	41,077
5,000,000		General Electric Capital Corp	6.150	08/07/37	6,216
375,000		General Electric Capital Corp	6.875	01/10/39	510
2,400,000	i	Goldman Sachs Capital II	4.000	06/01/43	1,875
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	20,053
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,261
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,513
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	12,576
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,642
9,599,000		HSBC Finance Corp	6.676	01/15/21	11,388
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,520
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,936
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,904
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	4,003
2,325,000		International Lease Finance Corp	8.625	09/15/15	2,613
13,450,000		International Lease Finance Corp	5.750	05/15/16	14,177
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,373
10,000,000		International Lease Finance Corp	5.875	08/15/22	10,592
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,501
22,650,000		John Deere Capital Corp	0.875	04/17/15	22,750
7,500,000		John Deere Capital Corp	0.950	06/29/15	7,542
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,784
1,500,000		John Deere Capital Corp	1.400	03/15/17	1,514
14,000,000		John Deere Capital Corp	1.700	01/15/20	13,857
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,694
18,750,000		KFW	2.625	01/25/22	19,851
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,864

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,745,000	g	Lukoil International Finance BV	6.125%	11/09/20	$6,643
4,000,000		MBNA Corp	6.125	03/01/13	4,034
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	4,846
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,490
8,025,000		Merrill Lynch & Co, Inc	6.875	04/25/18	9,674
9,150,000		Morgan Stanley	2.875	01/24/14	9,304
7,250,000		Morgan Stanley	6.375	07/24/42	8,499
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,859
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,140
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,617
3,500,000	g	NongHyup Bank	2.250	09/19/17	3,497
12,750,000		Northern Trust Corp	4.625	05/01/14	13,436
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	7,177
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	3,161
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	9,528
24,000,000		Royal Bank of Canada	1.200	09/19/17	24,058
5,750,000		Sasol Financing International plc	4.500	11/14/22	5,779
3,450,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	3,778
3,100,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	3,542
6,350,000		State Street Corp	4.300	05/30/14	6,693
58,884,136		Tagua Leasing LLC	1.900	07/12/24	59,894
15,675,000	g	Temasek Financial I Ltd	2.375	01/23/23	15,438
54,925,000		Toyota Motor Credit Corp	0.875	07/17/15	55,151
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,912
4,000,000		UBS AG.	2.250	01/28/14	4,058
3,350,000	g	UBS AG.	1.875	01/23/15	3,431
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,537
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,308
3,600,000	g	Waha Aerospace BV	3.925	07/28/20	3,901

		TOTAL DIVERSIFIED FINANCIALS			1,003,808

ENERGY - 3.6%
7,950,000		Anadarko Petroleum Corp	5.950	09/15/16	9,151
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	3,090
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,687
3,650,000		Apache Corp	1.750	04/15/17	3,748
12,170,000		Apache Corp	4.750	04/15/43	13,248
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,236
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,641
21,565,000		BP Capital Markets plc	3.200	03/11/16	23,004
12,950,000		BP Capital Markets plc	1.846	05/05/17	13,238
6,250,000		Chevron Corp	2.355	12/05/22	6,260
3,690,000		Cimarex Energy Co	5.875	05/01/22	4,041
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,070
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,195
2,250,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	2,391
9,725,000		ConocoPhillips	4.600	01/15/15	10,510
7,600,000		ConocoPhillips	6.500	02/01/39	10,778
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,236
1,825,000		Devon Energy Corp	1.875	05/15/17	1,860
8,950,000		Devon Energy Corp	3.250	05/15/22	9,341
6,800,000		Devon Energy Corp	5.600	07/15/41	8,077
3,150,000		Devon Energy Corp	4.750	05/15/42	3,370

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,403,350		Dolphin Energy Ltd	5.888%	06/15/19	$3,837
5,300,000	g	Dolphin Energy Ltd	5.500	12/15/21	6,181
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	5,174
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,695
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,666
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,150
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,330
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,244
3,425,000		Enterprise Products Operating LLC	4.050	02/15/22	3,786
3,545,000		Enterprise Products Operating LLC	6.125	10/15/39	4,283
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,956
1,750,000		Enterprise Products Operating LLC	5.700	02/15/42	2,050
7,500,000		Enterprise Products Operating LLC	4.450	02/15/43	7,594
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,651
4,000,000		Gaz Capital S.A.	6.212	11/22/16	4,480
700,000		Gaz Capital S.A.	6.510	03/07/22	835
2,200,000	g	Gazprom Neft OAO	4.375	09/19/22	2,250
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,221
3,600,000		Hess Corp	8.125	02/15/19	4,738
1,075,000		Hess Corp	6.000	01/15/40	1,311
4,625,000		Hess Corp	5.600	02/15/41	5,470
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	2,022
8,430,000	g	KMG Finance Sub BV	6.375	04/09/21	10,316
1,610,000	g	Korea National Oil Corp	3.125	04/03/17	1,689
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,887
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,090
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,600
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,727
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,608
7,550,000		Noble Holding International Ltd	4.900	08/01/20	8,492
8,000,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	8,050
7,444,000		Occidental Petroleum Corp	1.500	02/15/18	7,540
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	8,518
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	934
1,150,000		Pemex Project Funding Master Trust	6.625	06/15/35	1,460
1,890,000		Pemex Project Funding Master Trust	6.625	06/15/38	2,396
3,975,000	g	Pertamina Persero PT	4.875	05/03/22	4,343
3,000,000	g	Pertamina PT	5.250	05/23/21	3,345
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,194
6,050,000		Petrobras International Finance Co	3.500	02/06/17	6,345
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,621
4,450,000		Petrobras International Finance Co	6.875	01/20/40	5,653
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,792
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,988
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,674
5,560,000		Petroleos Mexicanos	4.875	01/24/22	6,274
20,000,000		Petroleos Mexicanos	1.950	12/20/22	20,401
10,700,000		Petroleos Mexicanos	2.000	12/20/22	10,941
6,150,000		Petroleos Mexicanos	6.500	06/02/41	7,718
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,475
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	5,263
7,400,000	g	Phillips 66	1.950	03/05/15	7,550
6,125,000	g	Phillips 66	4.300	04/01/22	6,844

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Plains All American Pipeline LP	5.625%	12/15/13	$3,146
15,950,000		Plains All American Pipeline LP	2.850	01/31/23	15,803
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,875
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,469
700,000		Range Resources Corp	7.250	05/01/18	735
3,335,000		Range Resources Corp	5.000	08/15/22	3,485
3,126,200		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	3,509
1,600,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	1,624
5,150,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	5,240
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,857
6,250,000		Shell International Finance BV	3.100	06/28/15	6,621
7,620,000		Shell International Finance BV	4.300	09/22/19	8,828
1,925,000		Shell International Finance BV	6.375	12/15/38	2,705
3,464,000		Southwestern Energy Co	7.500	02/01/18	4,245
2,800,000		Statoil ASA	2.900	10/15/14	2,914
2,075,000		Statoil ASA	1.200	01/17/18	2,075
5,300,000		Statoil ASA	2.450	01/17/23	5,288
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,147
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,210
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	4,293
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,948
2,000,000		Vale Overseas Ltd	5.625	09/15/19	2,274
11,175,000		Vale Overseas Ltd	4.375	01/11/22	11,929
2,760,000		Vale Overseas Ltd	6.875	11/21/36	3,421
3,375,000		Valero Energy Corp	4.500	02/01/15	3,610
3,325,000		Weatherford International Ltd	4.500	04/15/22	3,529
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,078
4,400,000		XTO Energy, Inc	4.625	06/15/13	4,479

		TOTAL ENERGY			519,161

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	6,032
5,114,000		CVS Caremark Corp	5.750	06/01/17	6,114
6,000,000		CVS Caremark Corp	2.750	12/01/22	6,022
1,500,000		Ingles Markets, Inc	8.875	05/15/17	1,599
1,205,000		Kroger Co	5.000	04/15/13	1,221
3,750,000		Safeway, Inc	3.400	12/01/16	3,873
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	898
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	972

		TOTAL FOOD & STAPLES RETAILING			26,731

FOOD, BEVERAGE & TOBACCO - 1.3%
7,550,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	7,437
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,672
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,686
27,060,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	27,229
6,950,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	6,982
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,650
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	4,995
6,150,000		Coca-Cola Co	0.750	03/13/15	6,197
18,750,000		Coca-Cola Co	1.800	09/01/16	19,366
7,200,000		Coca-Cola Co	3.150	11/15/20	7,835
7,600,000		Coca-Cola Co	3.300	09/01/21	8,378

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,600,000		Constellation Brands, Inc	4.625%	03/01/23	$1,672
7,150,000		Diageo Capital plc	1.500	05/11/17	7,251
4,080,000		General Mills, Inc	5.200	03/17/15	4,481
11,000,000		General Mills, Inc	3.150	12/15/21	11,498
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	6,038
3,950,000	g	Heineken NV	4.000	10/01/42	3,820
6,000,000		HJ Heinz Co	1.500	03/01/17	6,084
2,530,000		Kraft Foods, Inc	6.125	02/01/18	3,078
8,750,000		Kraft Foods, Inc	5.375	02/10/20	10,564
8,105,000		Kraft Foods, Inc	6.500	02/09/40	10,888
625,000		PepsiAmericas, Inc	4.375	02/15/14	651
680,000		PepsiCo, Inc	7.900	11/01/18	918
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,104
2,900,000		Philip Morris International, Inc	4.875	05/16/13	2,947
7,425,000		Philip Morris International, Inc	6.875	03/17/14	7,995
1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,179

		TOTAL FOOD, BEVERAGE & TOBACCO			193,595

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
3,900,000		Becton Dickinson and Co	1.750	11/08/16	4,015
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,986
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,424
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,247
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,978
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,815
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,295
4,560,000		HCA, Inc	6.500	02/15/20	5,130
9,575,000		HCA, Inc	5.875	03/15/22	10,413
5,000,000		HCA, Inc	5.875	05/01/23	5,175
4,250,000		McKesson Corp	0.950	12/04/15	4,256
1,252,000		McKesson Corp	3.250	03/01/16	1,342
3,300,000		McKesson Corp	2.700	12/15/22	3,301
5,000,000		Medtronic, Inc	4.750	09/15/15	5,540
2,780,000		Quest Diagnostics, Inc	6.400	07/01/17	3,275
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,784
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,913
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	13,041
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,342

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			92,272

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,643
4,525,000		Ecolab, Inc	1.450	12/08/17	4,504

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,147

INSURANCE - 1.4%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	4,108
4,375,000		Aetna, Inc	1.500	11/15/17	4,384
2,155,000		Aetna, Inc	6.500	09/15/18	2,679
1,925,000		Aetna, Inc	6.625	06/15/36	2,591
5,375,000		Allstate Corp	7.450	05/16/19	7,049
4,375,000		American Financial Group, Inc	9.875	06/15/19	5,680
500,000		American International Group, Inc	3.650	01/15/14	513

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,750,000		Chubb Corp	6.000%	05/11/37	$4,893
1,390,000		CIGNA Corp	5.125	06/15/20	1,586
6,900,000		CIGNA Corp	4.500	03/15/21	7,729
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	8,031
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,916
2,800,000		Lincoln National Corp	7.000	06/15/40	3,644
5,250,000	g	MetLife Institutional Funding II	1.625	04/02/15	5,349
7,675,000		Metlife, Inc	6.750	06/01/16	9,090
4,500,000		Metlife, Inc	5.700	06/15/35	5,494
6,500,000		Metlife, Inc	4.125	08/13/42	6,501
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,840
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,700
5,000,000		Progressive Corp	3.750	08/23/21	5,497
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,116
8,050,000		Prudential Financial, Inc	7.375	06/15/19	10,222
5,000,000		Prudential Financial, Inc	6.625	06/21/40	6,282
7,000,000		Prudential Financial, Inc	6.200	11/15/40	8,467
8,650,000	i	Prudential Financial, Inc	5.625	06/15/43	8,964
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,558
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,427
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,045
4,250,000		Travelers Cos, Inc	5.800	05/15/18	5,148
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,901
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	6,009
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	7,419
1,500,000		Unum Group	5.625	09/15/20	1,714
1,800,000		WellPoint, Inc	5.875	06/15/17	2,136
6,750,000		WellPoint, Inc	3.125	05/15/22	6,821
2,250,000		WellPoint, Inc	5.850	01/15/36	2,656
7,850,000		WellPoint, Inc	4.625	05/15/42	8,108
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,466
2,400,000		WR Berkley Corp	5.375	09/15/20	2,685

		TOTAL INSURANCE			204,418

MATERIALS - 2.0%
3,385,000		3M Co	4.375	08/15/13	3,472
4,150,000		3M Co	5.700	03/15/37	5,637
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,614
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,650
1,125,000		Airgas, Inc	4.500	09/15/14	1,187
1,000,000		Airgas, Inc	7.125	10/01/18	1,068
7,500,000		Airgas, Inc	2.900	11/15/22	7,407
4,000,000	g	Anglo American Capital plc	2.625	04/03/17	4,073
8,000,000	g	Anglo American Capital plc	2.625	09/27/17	8,164
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,277
1,860,000		ArcelorMittal	4.250	08/05/15	1,879
3,500,000		ArcelorMittal	5.000	02/25/17	3,533
1,015,000		Ball Corp	7.125	09/01/16	1,086
355,000		Ball Corp	7.375	09/01/19	395
4,000,000		Ball Corp	5.750	05/15/21	4,330
1,365,000		Ball Corp	5.000	03/15/22	1,461
12,100,000		Barrick Gold Corp	3.850	04/01/22	12,808
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	7,868

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,100,000	g	Braskem Finance Ltd	5.375%	05/02/22	$10,453
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,300
2,000,000		CF Industries, Inc	6.875	05/01/18	2,443
3,175,000		CF Industries, Inc	7.125	05/01/20	3,996
7,175,000		Clorox Co	3.800	11/15/21	7,814
3,550,000		Corning, Inc	1.450	11/15/17	3,564
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,595
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	5,557
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,932
7,030,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	7,156
2,770,000		Crown Americas LLC	6.250	02/01/21	3,037
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,168
6,000,000		EI du Pont de Nemours & Co	4.625	01/15/20	7,073
5,500,000		EI Du Pont de Nemours & Co	3.250	01/15/15	5,789
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,620
1,400,000		Greif, Inc	7.750	08/01/19	1,617
13,016,000		International Paper Co	4.750	02/15/22	14,728
4,250,000		International Paper Co	7.300	11/15/39	5,761
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,315
1,950,000		LyondellBasell Industries NV	6.000	11/15/21	2,286
2,125,000	g	Mexichem SAB de C.V.	4.875	09/19/22	2,290
7,650,000		Newmont Mining Corp	3.500	03/15/22	7,890
5,050,000		Praxair, Inc	5.250	11/15/14	5,489
7,350,000		Praxair, Inc	2.450	02/15/22	7,387
8,350,000		Precision Castparts Corp	1.250	01/15/18	8,364
9,575,000		Precision Castparts Corp	2.500	01/15/23	9,636
1,950,000		Precision Castparts Corp	3.900	01/15/43	2,000
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,781
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	9,588
5,000,000	g	Rock-Tenn Co	3.500	03/01/20	5,132
3,000,000	g	Rock-Tenn Co	4.000	03/01/23	3,048
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,448
5,000,000		Silgan Holdings, Inc	5.000	04/01/20	5,187
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,553
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,721
9,950,000		Teck Resources Ltd	3.750	02/01/23	10,206
1,940,000		Teck Resources Ltd	6.000	08/15/40	2,196
4,100,000		Teck Resources Ltd	5.200	03/01/42	4,191
7,750,000		Teck Resources Ltd	5.400	02/01/43	8,199

		TOTAL MATERIALS			294,419

MEDIA - 1.4%
1,000,000		AMC Entertainment, Inc	8.750	06/01/19	1,108
3,850,000		CBS Corp	1.950	07/01/17	3,922
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,141
1,388,000		Cinemark USA, Inc	8.625	06/15/19	1,537
1,011,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	1,027
11,250,000		Comcast Corp	4.650	07/15/42	11,858
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,170
7,625,000		DIRECTV Holdings LLC	3.800	03/15/22	7,866
4,700,000		DIRECTV Holdings LLC	5.150	03/15/42	4,754
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,962
5,075,000		Discovery Communications LLC	4.950	05/15/42	5,424

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000	g	DISH DBS Corp	5.000%	03/15/23	$10,000
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,902
2,160,000		Lamar Media Corp	7.875	04/15/18	2,387
1,850,000		Lamar Media Corp	5.875	02/01/22	2,007
10,000,000	g	Lamar Media Corp	5.000	05/01/23	10,275
23,650,000		NBC Universal Media LLC	2.875	01/15/23	23,751
12,675,000		NBC Universal Media LLC	4.450	01/15/43	12,835
1,274,000		News America, Inc	7.250	05/18/18	1,604
2,105,000		News America, Inc	7.625	11/30/28	2,713
1,578,000		News America, Inc	6.550	03/15/33	1,899
3,575,000		News America, Inc	6.650	11/15/37	4,620
3,800,000		News America, Inc	6.900	08/15/39	4,975
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,705
2,800,000	g	Nielsen Finance LLC	4.500	10/01/20	2,786
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,833
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,875
9,850,000		Time Warner Cable, Inc	4.500	09/15/42	9,606
3,000,000		Time Warner, Inc	3.150	07/15/15	3,173
3,825,000		Time Warner, Inc	6.500	11/15/36	4,785
5,000,000		Time Warner, Inc	5.375	10/15/41	5,585
5,525,000		Time Warner, Inc	4.900	06/15/42	5,927
4,850,000		Viacom, Inc	1.250	02/27/15	4,897
5,400,000		Viacom, Inc	2.500	12/15/16	5,631
3,000,000		Viacom, Inc	3.500	04/01/17	3,237

		TOTAL MEDIA			203,777

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
18,200,000	g	AbbVie, Inc	1.200	11/06/15	18,322
14,475,000	g	AbbVie, Inc	1.750	11/06/17	14,632
7,025,000	g	AbbVie, Inc	2.900	11/06/22	7,154
6,500,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,621
6,850,000	g	Aristotle Holding, Inc	3.900	02/15/22	7,386
5,000,000	g	CFR International S.p.A	5.125	12/06/22	5,184
5,450,000		Johnson & Johnson	2.150	05/15/16	5,695
4,000,000		Johnson & Johnson	5.850	07/15/38	5,483
3,140,000		Life Technologies Corp	3.500	01/15/16	3,305
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,696
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,334
7,750,000		Merck & Co, Inc	3.875	01/15/21	8,697
2,150,000		Merck & Co, Inc	3.600	09/15/42	2,121
3,500,000	g	Mylan, Inc	7.875	07/15/20	4,136
1,750,000		NBTY, Inc	9.000	10/01/18	1,978
3,750,000		Novartis Capital Corp	4.125	02/10/14	3,900
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,584
2,750,000		Novartis Capital Corp	3.700	09/21/42	2,738
8,750,000		Sanofi-Aventis S.A.	2.625	03/29/16	9,210
3,225,000		Schering-Plough Corp	6.550	09/15/37	4,622
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,495
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,819

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			145,112

REAL ESTATE - 0.8%
1,485,000		AMB Property LP	7.625	08/15/14	1,624

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,310,000		AMB Property LP	4.500%	08/15/17	$2,519
7,500,000		AvalonBay Communities, Inc	2.850	03/15/23	7,405
3,750,000		Boston Properties LP	3.850	02/01/23	3,939
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,136
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	7,656
3,965,000		Camden Property Trust	4.625	06/15/21	4,372
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,536
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,436
255,000		Federal Realty Investment Trust	5.650	06/01/16	287
700,000		Federal Realty Investment Trust	5.900	04/01/20	827
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,202
7,000,000		HCP, Inc	2.625	02/01/20	6,973
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,119
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,805
5,000,000		Highwoods Realty LP	3.625	01/15/23	4,896
1,400,000		Host Hotels & Resorts LP	4.750	03/01/23	1,484
1,925,000		Kilroy Realty Corp	5.000	11/03/15	2,100
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,621
6,400,000		Liberty Property LP	4.125	06/15/22	6,727
2,925,000		Liberty Property LP	3.375	06/15/23	2,894
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,557
1,700,000		National Retail Properties, Inc	3.800	10/15/22	1,726
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	904
2,325,000		Regency Centers LP	5.250	08/01/15	2,535
225,000		Regency Centers LP	5.875	06/15/17	260
800,000		Simon Property Group LP	5.250	12/01/16	915
4,150,000		Simon Property Group LP	2.800	01/30/17	4,379
3,040,000		Simon Property Group LP	10.350	04/01/19	4,347
6,900,000		Simon Property Group LP	2.750	02/01/23	6,896
1,360,000		Ventas Realty LP	3.125	11/30/15	1,434
8,050,000		Ventas Realty LP	2.000	02/15/18	8,055
3,750,000		Ventas Realty LP	4.000	04/30/19	4,031
1,850,000		Ventas Realty LP	4.250	03/01/22	1,962

		TOTAL REAL ESTATE			120,559

RETAILING - 0.8%
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,210
2,000,000		Asbury Automotive Group, Inc	7.625	03/15/17	2,065
2,500,000		AutoNation, Inc	5.500	02/01/20	2,684
30,000,000		Costco Wholesale Corp	0.650	12/07/15	30,016
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,622
3,855,000		Limited Brands, Inc	5.625	02/15/22	4,192
6,408,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	7,529
6,750,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	7,195
15,700,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	15,374
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,105
1,050,000		O’Reilly Automotive, Inc	3.800	09/01/22	1,093
3,000,000	g	QVC, Inc	7.125	04/15/17	3,146
2,000,000	g	QVC, Inc	7.500	10/01/19	2,207
2,475,000	g	QVC, Inc	5.125	07/02/22	2,594
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	901
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,756
3,437,000		Wal-Mart Stores, Inc	4.250	04/15/21	3,992

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,675,000		Wal-Mart Stores, Inc	5.000%	10/25/40	$4,447
12,000,000		Wal-Mart Stores, Inc	5.625	04/15/41	15,715

		TOTAL RETAILING			122,843

SOFTWARE & SERVICES - 1.6%
6,860,000		Baidu, Inc	2.250	11/28/17	6,902
5,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	5,362
14,200,000		International Business Machines Corp	0.550	02/06/15	14,203
88,000,000		International Business Machines Corp	0.750	05/11/15	88,533
4,030,000		International Business Machines Corp	1.950	07/22/16	4,188
9,050,000		International Business Machines Corp	1.250	02/06/17	9,146
3,655,000		Microsoft Corp	0.875	09/27/13	3,671
8,825,000		Microsoft Corp	1.625	09/25/15	9,081
2,850,000		Microsoft Corp	0.875	11/15/17	2,835
16,450,000		Microsoft Corp	2.125	11/15/22	16,289
22,500,000		Microsoft Corp	3.500	11/15/42	21,753
3,075,000	g	NCR Corp	4.625	02/15/21	3,075
3,925,000		Oracle Corp	3.750	07/08/14	4,121
14,900,000		Oracle Corp	1.200	10/15/17	14,944
3,100,000		Oracle Corp	5.750	04/15/18	3,773
20,425,000		Oracle Corp	2.500	10/15/22	20,609
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,071

		TOTAL SOFTWARE & SERVICES			229,556

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
4,000,000		Amphenol Corp	4.750	11/15/14	4,262
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,077
1,975,000	g	CC Holdings GS V LLC	2.381	12/15/17	1,985
5,175,000	g	CC Holdings GS V LLC	3.849	04/15/23	5,265
38,125,000		General Electric Co	0.850	10/09/15	38,259
3,300,000		General Electric Co	5.250	12/06/17	3,891
11,950,000		General Electric Co	2.700	10/09/22	12,181
5,325,000		General Electric Co	4.125	10/09/42	5,477
5,250,000		Hewlett-Packard Co	2.350	03/15/15	5,273
3,500,000		Jabil Circuit, Inc	5.625	12/15/20	3,885
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,257
3,600,000		Xerox Corp	8.250	05/15/14	3,927
10,275,000		Xerox Corp	4.500	05/15/21	10,880

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			98,619

TELECOMMUNICATION SERVICES - 1.9%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,983
15,875,000		America Movil SAB de C.V.	3.125	07/16/22	16,136
5,825,000		America Movil SAB de C.V.	4.375	07/16/42	6,053
3,575,000		American Tower Corp	4.700	03/15/22	3,955
2,500,000		AT&T, Inc	2.500	08/15/15	2,606
20,750,000		AT&T, Inc	2.950	05/15/16	21,969
7,225,000		AT&T, Inc	1.400	12/01/17	7,226
15,050,000		AT&T, Inc	2.625	12/01/22	15,075
11,500,000		AT&T, Inc	6.300	01/15/38	14,746
4,715,000	g	AT&T, Inc	4.350	06/15/45	4,736
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	5,121
13,125,000		BellSouth Corp	5.200	09/15/14	14,098

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$13,850,000		Cellco Partnership	8.500%	11/15/18	$19,054
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,102
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,993
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,870
3,100,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	3,371
12,070,000	g	Oi S.A.	5.750	02/10/22	12,583
3,850,000	g	SK Telecom Co Ltd	2.125	05/01/18	3,871
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,332
3,075,000		Telecom Italia Capital S.A.	6.175	06/18/14	3,241
6,694,000		Telecom Italia Capital S.A.	6.999	06/04/18	7,651
2,406,000		Telecom Italia Capital S.A.	7.175	06/18/19	2,792
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,550
3,775,000		Telefonica Emisiones SAU	5.462	02/16/21	4,025
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	5,283
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,195
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,605
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,537
1,888,000		Verizon Communications, Inc	8.750	11/01/18	2,621
15,550,000		Verizon Communications, Inc	3.850	11/01/42	15,295
4,500,000	g	Vimpelcom Holdings	7.504	03/01/22	5,158
2,250,000		Virgin Media Finance plc	4.875	02/15/22	2,301
5,000,000		Virgin Media Finance plc	5.250	02/15/22	5,300
5,400,000		Virgin Media Secured Finance plc	5.250	01/15/21	6,305
735,000		Windstream Corp	8.125	09/01/18	803

		TOTAL TELECOMMUNICATION SERVICES			269,542

TRANSPORTATION - 0.6%
5,730,000	g	Asciano Finance	5.000	04/07/18	6,192
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,844
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,381
3,475,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	3,945
7,575,000		CSX Corp	4.100	03/15/44	7,478
5,750,000	g	DP World Ltd	6.850	07/02/37	6,735
2,325,000		Embraer Overseas Ltd	6.375	01/15/20	2,685
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,948
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,598
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	6,836
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,845
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,344
6,750,000		Norfolk Southern Corp	3.000	04/01/22	6,924
1,833,000	g	Norfolk Southern Corp	2.903	02/15/23	1,845
391,000		Norfolk Southern Corp	5.590	05/17/25	480
5,500,000		Union Pacific Corp	4.750	09/15/41	6,169
7,750,000		United Parcel Service, Inc	3.125	01/15/21	8,337
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,796

		TOTAL TRANSPORTATION			84,382

UTILITIES - 2.9%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,338
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,332
3,500,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	3,605
2,500,000		AES Corp	7.750	03/01/14	2,662
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,418

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,250,000		AGL Capital Corp	5.250%	08/15/19	$2,682
2,000,000		AGL Capital Corp	6.000	10/01/34	2,579
10,000,000		Alabama Power Co	3.850	12/01/42	9,853
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,889
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,053
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,002
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,910
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,386
1,800,000	g	Calpine Corp	7.500	02/15/21	1,989
4,500,000		Carolina Power & Light Co	5.125	09/15/13	4,649
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,713
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,354
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	4,174
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,413
4,500,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	4,838
7,000,000	g	CEZ AS.	4.250	04/03/22	7,493
4,630,000	g	CEZ AS.	5.625	04/03/42	5,372
3,075,000	g	China Resources Gas Group Ltd	4.500	04/05/22	3,382
2,500,000		CMS Energy Corp	5.050	02/15/18	2,815
2,500,000	g	Colbun S.A.	6.000	01/21/20	2,781
5,860,000	g	Comision Federal de Electricidad	4.875	05/26/21	6,636
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	2,350
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,415
4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,418
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,299
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	4,469
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,571
3,750,000		Detroit Edison Co	3.950	06/15/42	3,800
4,000,000		Dominion Resources, Inc	4.050	09/15/42	3,949
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,470
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,596
5,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	6,451
2,000,000		Florida Power Corp	6.400	06/15/38	2,694
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,647
3,000,000		Georgia Power Co	5.400	06/01/40	3,597
2,000,000		Georgia Power Co	4.300	03/15/42	2,098
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	6,319
2,000,000	g	Instituto Costarricense de Electricidad	6.950	11/10/21	2,270
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	3,037
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,618
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,273
3,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	3,902
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,808
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,932
7,150,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	8,088
3,280,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	3,227
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,280
4,500,000	g	Majapahit Holding BV	7.875	06/29/37	6,176
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	7,346
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,030
2,800,000		Nevada Power Co	6.500	08/01/18	3,518
3,500,000		Nevada Power Co	6.650	04/01/36	4,749
3,335,000		Nevada Power Co	5.450	05/15/41	4,083

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,850,000		Oncor Electric Delivery Co LLC	5.250%	09/30/40	$3,151
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,503
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,942
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	7,148
2,750,000		PacifiCorp	6.000	01/15/39	3,649
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,994
8,050,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	9,096
1,950,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,008
6,750,000		PG&E Corp	5.750	04/01/14	7,154
750,000		Potomac Electric Power Co	7.900	12/15/38	1,215
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,447
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,119
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	2,091
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,807
4,625,000		Public Service Co of Colorado	3.200	11/15/20	5,046
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	10,274
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,169
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,492
2,940,000		QEP Resources, Inc	5.375	10/01/22	3,153
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,441
2,300,000	g	Sabine Pass LNG LP	6.500	11/01/20	2,340
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,526
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	3,195
3,000,000		Sempra Energy	2.300	04/01/17	3,115
4,000,000		Sempra Energy	6.000	10/15/39	5,057
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,013
2,325,000		Tampa Electric Co	4.100	06/15/42	2,438
2,600,000		Veolia Environnement	5.250	06/03/13	2,640
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,532
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,875
3,000,000		Williams Partners LP	3.800	02/15/15	3,172
5,075,000		Williams Partners LP	4.000	11/15/21	5,428
8,300,000		Williams Partners LP	3.350	08/15/22	8,439
6,200,000		Williams Partners LP	6.300	04/15/40	7,580
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,743
4,000,000		Xcel Energy, Inc	4.800	09/15/41	4,489

		TOTAL UTILITIES			434,279

		TOTAL CORPORATE BONDS			5,326,339
		(Cost $5,014,888)

GOVERNMENT BONDS - 56.1%

AGENCY SECURITIES - 4.3%
19,171,004		AMAL Ltd	3.465	08/21/21	20,796
4,682,033		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,402
9,750,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	9,811
15,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	15,123
55,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	55,083
20,000,000		FHLMC	3.000	07/28/14	20,844
10,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	10,039
19,600,000		FNMA	1.250	08/20/13	19,729
24,500,000		FNMA	2.750	02/05/14	25,202

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$23,500,000		FNMA	3.000%	09/16/14	$24,615
35,000,000		FNMA	2.625	11/20/14	36,562
30,000,000		Lutheran Medical Center	1.982	02/20/30	29,955
1,904,293		National Credit Union Administration	1.840	10/07/20	1,935
18,656,321		Premier Aircraft Leasing	3.576	02/06/22	20,388
25,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	25,245
10,000,000		PEFCO	3.050	10/15/14	10,466
7,000,000		PEFCO	4.550	05/15/15	7,694
15,000,000		PEFCO	2.125	07/15/16	15,837
50,000,000		PEFCO	1.375	02/15/17	51,406
17,000,000		PEFCO	5.450	09/15/17	20,554
10,000,000		PEFCO	2.250	12/15/17	10,671
5,000,000		PEFCO	4.375	03/15/19	5,963
17,300,000		PEFCO	1.450	08/15/19	17,443
35,000,000		PEFCO	4.300	12/15/21	42,273
30,000,000		PEFCO	2.050	11/15/22	29,941
2,942,188		Totem Ocean Trailer Express, Inc	4.514	12/18/19	3,179
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	62,439
3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,480
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	16,515

		TOTAL AGENCY SECURITIES			618,590

FOREIGN GOVERNMENT BONDS - 6.4%
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	4,365
4,210,000		Brazilian Government International Bond	5.875	01/15/19	5,208
9,810,000		Brazilian Government International Bond	2.625	01/05/23	9,849
825,000		Brazilian Government International Bond	7.125	01/20/37	1,262
4,500,000		Brazilian Government International Bond	5.625	01/07/41	5,895
12,200,000		Canada Government International Bond	2.375	09/10/14	12,633
25,275,000		Canada Government International Bond	0.875	02/14/17	25,480
3,630,000		Chile Government International Bond	3.875	08/05/20	4,093
4,840,000		Chile Government International Bond	2.250	10/30/22	4,804
2,675,000		Colombia Government International Bond	4.375	07/12/21	3,080
4,500,000		Colombia Government International Bond	6.125	01/18/41	6,179
2,850,000	g	Costa Rica Government International Bond	4.250	01/26/23	2,876
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,811
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,526
5,208,000		Eksportfinans ASA	2.000	09/15/15	4,985
950,000	g	El Salvador Government International Bond	5.875	01/30/25	960
4,000,000	g	El Salvador Government International Bond	7.625	02/01/41	4,570
32,500,000		European Investment Bank	1.125	04/15/15	33,049
3,500,000		European Investment Bank	4.875	02/15/36	4,151
15,350,000		Export Development Canada	2.250	05/28/15	16,030
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,835
1,900,000		Export-Import Bank of Korea	5.125	06/29/20	2,183
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,641
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,540
2,810,000		Hungary Government International Bond	6.375	03/29/21	3,102
40,200,000		Hydro Quebec	1.375	06/19/17	40,739
4,500,000	g	Iceland Government International Bond	4.875	06/16/16	4,728
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,770
10,075,000		Israel Government International Bond	4.000	06/30/22	10,969
4,400,000		Italy Government International Bond	5.375	06/12/17	4,709

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,610,000		Italy Government International Bond	6.875%	09/27/23	$1,870
15,230,000	g	Kommunalbanken AS.	1.375	06/08/17	15,517
3,750,000		Korea Development Bank	3.000	09/14/22	3,736
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,890
5,000,000	g	Lithuania Government International Bond	5.125	09/14/17	5,637
3,060,000	g	Lithuania Government International Bond	6.625	02/01/22	3,913
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,160
4,500,000		Mexico Government International Bond	3.625	03/15/22	4,922
2,900,000		Mexico Government International Bond	6.750	09/27/34	4,176
5,000,000		Mexico Government International Bond	6.050	01/11/40	6,705
4,000,000		Mexico Government International Bond	4.750	03/08/44	4,520
4,100,000	g	Mongolia Government International Bond	5.125	12/05/22	4,018
3,750,000	g	Morocco Government International Bond	4.250	12/11/22	3,778
800,000	g	Morocco Government International Bond	5.500	12/11/42	818
3,600,000	g	Namibia International Bonds	5.500	11/03/21	4,032
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,376
10,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	10,364
89,950,000		North American Development Bank	2.400	10/26/22	90,721
2,000,000		Panama Government International Bond	5.200	01/30/20	2,389
2,450,000		Panama Government International Bond	6.700	01/26/36	3,479
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,309
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,739
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,806
1,000,000		Philippine Government International Bond	5.500	03/30/26	1,265
2,000,000		Philippine Government International Bond	5.000	01/13/37	2,433
6,350,000		Poland Government International Bond	6.375	07/15/19	7,917
6,167,000		Poland Government International Bond	5.125	04/21/21	7,314
4,280,000		Poland Government International Bond	5.000	03/23/22	5,055
4,635,000		Poland Government International Bond	3.000	03/17/23	4,623
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	25,248
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,623
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,377
15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,781
3,000,000		Province of Manitoba Canada	2.125	04/22/13	3,017
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,271
20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,108
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	21,547
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,553
27,400,000		Province of Ontario Canada	4.100	06/16/14	28,879
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,488
35,525,000		Province of Ontario Canada	2.700	06/16/15	37,400
24,000,000		Province of Ontario Canada	2.300	05/10/16	25,248
10,000,000		Province of Ontario Canada	4.000	10/07/19	11,479
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,620
8,835,000		Province of Quebec Canada	4.625	05/14/18	10,373
22,500,000		Province of Quebec Canada	3.500	07/29/20	24,991
20,000,000		Province of Quebec Canada	2.750	08/25/21	20,892
6,000,000		Province of Quebec Canada	7.500	09/15/29	9,119
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,869
920,000	g	Republic of Ghana	8.500	10/04/17	1,063
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,865
2,500,000	g	Republic of Indonesia	5.250	01/17/42	2,903
6,800,000	g	Republic of Latvia	2.750	01/12/20	6,725

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,075,000	g	Republic of Serbia	5.250%	11/21/17	$1,115
1,070,000	g	Republic of Serbia	7.250	09/28/21	1,230
3,200,001	i	Republic of Serbia	6.750	11/01/24	3,232
4,500,000		Republic of Turkey	7.500	07/14/17	5,477
1,650,000		Republic of Turkey	6.000	01/14/41	2,058
3,425,000	g	Republic of Zambia	5.375	09/20/22	3,412
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	5,103
3,900,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	4,120
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,144
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,982
2,230,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	2,553
3,670,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	4,560
2,300,000	g	Slovakia Government International Bond	4.375	05/21/22	2,505
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,646
3,500,000		South Africa Government International Bond	5.500	03/09/20	4,147
3,775,000		South Africa Government International Bond	4.665	01/17/24	4,266
1,600,000		South Africa Government International Bond	6.250	03/08/41	2,120
2,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	2,936
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,776
1,600,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,704
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,921
3,650,000		Turkey Government International Bond	5.125	03/25/22	4,198
2,180,000		United Mexican States	5.875	02/17/14	2,289
3,500,000		United Mexican States	5.950	03/19/19	4,305
500,000		United Mexican States	5.125	01/15/20	597
10,856,030		Uruguay Government International Bond	4.125	11/20/45	10,840

		TOTAL FOREIGN GOVERNMENT BONDS			923,179

MORTGAGE BACKED - 29.0%
3,281,693	i	Federal Home Loan Mortgage Corp (FHLMC)	2.386	02/01/36	3,480
4,969,204	i	FHLMC	2.850	07/01/36	5,314
3,106,268	i	FHLMC	2.605	09/01/36	3,314
2,711,605	i	FHLMC	2.637	09/01/36	2,897
3,016,429	i	FHLMC	2.794	09/01/36	3,189
2,297,119	i	FHLMC	2.858	09/01/36	2,459
2,597,668	i	FHLMC	5.770	02/01/37	2,798
7,361,702	i	FHLMC	2.890	03/01/37	7,871
3,910,289	i	FHLMC	5.925	04/01/37	4,248
130,410	i	FHLMC	5.921	05/01/37	141
3,272,051	i	FHLMC	2.760	06/01/37	3,490
3,493,358	i	FHLMC	3.407	08/01/37	3,703
2,768,500	i	FHLMC	2.070	09/01/37	2,915
26,661,227	i	FHLMC (Interest Only)	6.351	09/15/41	6,529
18,297		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/01/13	19
450,875		FGLMC	6.500	12/01/16	486
3,022,527		FGLMC	5.000	09/01/18	3,252
1,406,095		FGLMC	4.500	10/01/18	1,529
1,085,161		FGLMC	4.500	11/01/18	1,183
1,204,447		FGLMC	5.500	01/01/19	1,311
414,963		FGLMC	4.000	06/01/19	439
1,466,698		FGLMC	4.500	01/01/20	1,563
1,333,811		FGLMC	4.500	07/01/20	1,449
890,389		FGLMC	4.500	08/01/20	949

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$173,791		FGLMC	7.000%	10/01/20	$203
4,103,273		FGLMC	4.500	06/01/21	4,380
11,706,715		FGLMC	4.500	06/01/21	12,496
1,538,864		FGLMC	5.000	04/01/23	1,650
32,839		FGLMC	7.000	05/01/23	38
292,071		FGLMC	6.000	10/01/23	319
318,073		FGLMC	6.000	11/01/23	347
5,903,473		FGLMC	4.000	07/01/24	6,243
1,810,587		FGLMC	4.500	09/01/24	1,926
33,000,000	h	FGLMC	5.000	01/15/28	35,349
79,815		FGLMC	8.000	01/01/31	98
85,345		FGLMC	7.000	12/01/31	101
137,985		FGLMC	7.000	12/01/31	163
82,052		FGLMC	7.000	12/01/31	97
6,341		FGLMC	7.000	01/01/32	7
344,790		FGLMC	8.000	02/01/32	426
2,801,664		FGLMC	4.500	07/01/33	3,015
1,557,263		FGLMC	5.500	11/01/33	1,757
6,786,304		FGLMC	5.500	12/01/33	7,393
3,102,804		FGLMC	5.500	12/01/33	3,479
13,322,865		FGLMC	7.000	12/01/33	15,789
21,539,662		FGLMC	5.000	01/01/34	23,393
5,149,661		FGLMC	5.000	05/01/34	5,567
3,082,216		FGLMC	6.000	09/01/34	3,391
8,849,955		FGLMC	4.500	10/01/34	9,524
810,039		FGLMC	5.500	12/01/34	897
3,851,858		FGLMC	4.500	04/01/35	4,143
1,014,766		FGLMC	6.000	05/01/35	1,123
1,367,169		FGLMC	6.000	05/01/35	1,509
1,417,109		FGLMC	6.000	05/01/35	1,569
1,235,081		FGLMC	6.000	05/01/35	1,373
1,978,587		FGLMC	6.000	05/01/35	2,177
2,954,889		FGLMC	6.000	05/01/35	3,251
5,529,903		FGLMC	7.000	05/01/35	6,554
8,545,318		FGLMC	5.500	06/01/35	9,282
1,104,829		FGLMC	5.500	06/01/35	1,200
2,529,357		FGLMC	5.500	06/01/35	2,749
1,345,059		FGLMC	5.500	06/01/35	1,462
2,357,774		FGLMC	6.000	06/01/35	2,603
5,277,622		FGLMC	4.500	08/01/35	5,673
638,489		FGLMC	5.000	10/01/35	689
348,366		FGLMC	6.500	11/01/35	391
464,504		FGLMC	6.000	01/01/36	506
1,555,207		FGLMC	5.000	02/01/36	1,679
671,386		FGLMC	5.500	04/01/36	743
391,602		FGLMC	6.500	05/01/36	445
4,627,234		FGLMC	6.500	10/01/36	5,263
6,927,568		FGLMC	5.500	04/01/37	7,484
9,586,403		FGLMC	5.500	05/01/37	10,356
4,807,653		FGLMC	6.000	08/01/37	5,289
2,038,407		FGLMC	6.000	09/01/37	2,243
3,202,437		FGLMC	6.500	11/01/37	3,645
8,115,360		FGLMC	5.000	04/01/38	8,934

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,281,012		FGLMC	6.000%	11/01/38	$5,747
6,539,251		FGLMC	4.500	05/01/39	7,017
10,177,824		FGLMC	4.000	06/01/39	10,869
5,513,824		FGLMC	5.000	07/01/39	5,933
8,527,918		FGLMC	6.000	07/01/39	9,419
19,941,297		FGLMC	4.500	11/01/40	22,383
22,507,611		FGLMC	4.500	12/01/40	25,166
32,000,000	h	FGLMC	3.500	01/15/43	34,028
33,000,000	h	FGLMC	4.000	01/15/43	35,228
143,000,000	h	FGLMC	4.500	01/15/43	153,434
85,000,000	h	FGLMC	5.000	01/15/43	91,455
8,556		Federal National Mortgage Association (FNMA)	5.000	06/01/13	9
2,524,686		FNMA	4.440	07/01/13	2,524
2,658,028		FNMA	4.764	10/01/13	2,714
1,146,143		FNMA	4.801	02/01/14	1,173
5,015,133		FNMA	4.440	04/01/14	5,167
1,414,293		FNMA	4.564	01/01/15	1,473
103,429		FNMA	7.500	02/01/15	109
246,937		FNMA	7.500	04/01/15	261
347,826		FNMA	7.500	04/01/15	367
23,785		FNMA	6.500	03/01/16	26
10,238		FNMA	6.500	04/01/16	11
177,163		FNMA	6.500	10/01/16	190
193,585		FNMA	6.500	11/01/16	207
1,715,664		FNMA	5.000	12/01/17	1,864
502,576		FNMA	6.500	02/01/18	547
1,321,262		FNMA	5.500	03/01/18	1,431
3,432,256		FNMA	5.500	04/01/18	3,718
307,175		FNMA	5.500	04/01/18	331
555,165		FNMA	6.500	04/01/18	604
133,799		FNMA	5.500	05/01/18	144
6,225,204		FNMA	4.500	12/01/18	6,860
154,255		FNMA	6.000	01/01/19	168
40,734		FNMA	6.000	02/01/19	44
3,465,343		FNMA	5.000	04/01/19	3,766
1,533,033		FNMA	4.500	06/01/19	1,653
2,223,017		FNMA	5.000	03/01/20	2,416
1,523,653		FNMA	5.500	07/01/20	1,651
780,485		FNMA	4.500	11/01/20	842
2,146,693		FNMA	5.000	12/01/20	2,333
3,565,469		FNMA	5.000	03/01/21	3,875
2,122,616		FNMA	5.500	08/01/21	2,300
1,503,245		FNMA	4.500	03/01/23	1,618
89,484		FNMA	8.000	03/01/23	102
2,722,740		FNMA	4.500	06/01/23	2,930
2,159,579		FNMA	5.000	07/01/23	2,338
3,910,626		FNMA	5.000	07/01/23	4,235
1,861,664		FNMA	5.000	12/01/23	2,046
578,726		FNMA	5.500	02/01/24	635
3,345,027		FNMA	4.000	05/01/24	3,584
1,157,390		FNMA	5.500	07/01/24	1,269
200,561		FNMA	8.000	07/01/24	240
2,145,743		FNMA	4.500	08/01/24	2,309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,552,670		FNMA	5.500%	08/01/24	$1,703
10,108,401		FNMA	4.000	09/01/24	10,830
4,802,882		FNMA	5.000	10/01/25	5,266
46,769		FNMA	9.000	11/01/25	58
11,354,184		FNMA	3.000	05/01/27	12,199
53,000,000	h	FNMA	2.500	01/25/28	55,418
93,000,000	h	FNMA	3.000	01/25/28	98,158
45,000,000	h	FNMA	4.000	01/25/28	48,185
22,000,000	h	FNMA	4.500	01/25/28	23,664
2,945,693		FNMA	6.500	07/01/32	3,355
245,519		FNMA	7.000	07/01/32	293
236,085		FNMA	7.000	07/01/32	282
3,194,097		FNMA	5.500	01/01/33	3,510
2,053,793		FNMA	6.000	01/01/33	2,277
525,474		FNMA	5.000	02/01/33	573
3,744,232		FNMA	4.500	03/25/33	3,887
1,642,501		FNMA	4.500	08/01/33	1,783
2,292,675		FNMA	5.000	08/01/33	2,498
3,132,641		FNMA	4.500	10/01/33	3,401
139,687		FNMA	5.000	10/01/33	153
500,813		FNMA	5.000	10/01/33	546
2,350,634		FNMA	5.000	10/01/33	2,561
4,753,174		FNMA	5.000	11/01/33	5,384
289,553		FNMA	5.000	11/01/33	321
4,398,800		FNMA	5.000	11/01/33	4,850
15,221,319		FNMA	5.000	11/01/33	16,584
398,544		FNMA	5.500	12/01/33	441
1,377,143		FNMA	5.500	12/01/33	1,514
3,911,402		FNMA	5.500	12/01/33	4,483
845,737		FNMA	5.000	03/01/34	921
2,173,063		FNMA	5.000	03/01/34	2,368
646,243		FNMA	5.000	03/01/34	704
5,517,522		FNMA	5.000	03/01/34	6,011
737,860		FNMA	5.000	03/01/34	804
3,240,853		FNMA	5.500	03/01/34	3,683
5,860,380		FNMA	5.000	04/01/34	6,370
20,109,099		FNMA	5.000	08/01/34	21,854
3,664,329		FNMA	6.000	08/01/34	4,093
1,205,393		FNMA	5.500	09/01/34	1,370
1,450,019		FNMA	5.500	09/01/34	1,641
1,359,938		FNMA	5.500	10/01/34	1,539
1,114,648		FNMA	5.500	10/01/34	1,267
1,458,794		FNMA	6.000	12/01/34	1,629
1,751,608		FNMA	5.500	01/01/35	1,920
23,055,063		FNMA	5.500	02/01/35	25,338
2,236,605		FNMA	5.500	04/01/35	2,542
2,349,026		FNMA	6.000	04/01/35	2,612
5,268,899		FNMA	4.500	05/01/35	5,720
9,333,867		FNMA	5.500	05/01/35	10,210
2,914,236		FNMA	6.000	05/01/35	3,247
265,307		FNMA	5.500	06/01/35	290
1,013,989		FNMA	5.500	06/01/35	1,108
509,533		FNMA	5.500	06/01/35	579

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,161,094		FNMA	5.500%	06/01/35	$1,269
3,037,544		FNMA	5.500	06/01/35	3,320
110,681		FNMA	7.500	06/01/35	123
1,189,756		FNMA	5.500	07/01/35	1,300
1,293,754		FNMA	6.000	07/01/35	1,425
2,905,500		FNMA	4.500	08/01/35	3,143
4,762,924		FNMA	5.000	08/01/35	5,171
5,674,410		FNMA	5.500	09/01/35	6,449
4,559,246		FNMA	5.000	10/01/35	4,950
2,356,375		FNMA	5.500	11/01/35	2,575
2,951,076	i	FNMA	2.705	02/01/36	3,130
4,633,934		FNMA	5.000	02/01/36	5,040
8,894,350		FNMA	6.000	03/01/36	9,738
1,653,922	i	FNMA	2.760	07/01/36	1,769
2,626,263		FNMA	6.500	09/01/36	2,955
3,211,518		FNMA	6.000	12/01/36	3,516
4,026,318		FNMA	6.500	03/01/37	4,525
132,741		FNMA	6.500	03/01/37	150
2,972,512		FNMA	7.000	04/01/37	3,538
1,558,967		FNMA	6.500	08/01/37	1,753
4,689,476		FNMA	6.500	08/01/37	5,270
3,035,306		FNMA	6.000	09/01/37	3,466
2,116,487		FNMA	6.000	09/01/37	2,417
3,589,710		FNMA	6.000	09/01/37	4,099
2,539,995		FNMA	6.000	09/01/37	2,849
4,465,594		FNMA	6.500	09/01/37	5,013
3,925,770		FNMA	6.500	09/01/37	4,411
3,396,102		FNMA	6.500	09/01/37	3,814
390,054		FNMA	6.500	09/01/37	437
2,257,307		FNMA	6.500	09/01/37	2,683
6,029,767	i	FNMA	2.481	10/01/37	6,479
1,257,401		FNMA	7.000	11/01/37	1,497
371,536		FNMA	6.500	01/01/38	438
87,795		FNMA	6.500	02/01/38	99
532,744		FNMA	6.500	03/01/38	599
298,965		FNMA	6.500	03/01/38	352
2,145,246		FNMA	6.500	03/01/38	2,451
7,307,440		FNMA	6.000	07/01/38	8,000
2,531,778	i	FNMA	4.917	10/01/38	2,714
12,903,195		FNMA	6.000	10/01/38	14,127
4,234,004		FNMA	4.500	01/01/39	4,575
3,265,626		FNMA	5.500	01/01/39	3,548
4,160,333		FNMA	6.000	01/01/39	4,546
2,814,987		FNMA	6.000	01/01/39	3,076
8,202,394		FNMA	4.500	02/01/39	8,863
5,753,995		FNMA	4.500	02/01/39	6,218
3,420,219		FNMA	5.500	02/01/39	3,716
7,885,309		FNMA	4.000	04/01/39	8,784
5,135,755		FNMA	4.500	05/01/39	5,550
7,350,966		FNMA	4.500	08/01/39	7,943
12,917,120		FNMA	5.500	08/01/39	14,335
31,000,000		FNMA	4.000	02/25/40	33,567
50,855,989		FNMA	4.500	09/01/40	55,112

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$27,245,888		FNMA	4.500%	09/01/40	$29,526
12,729,588		FNMA	4.000	11/01/40	13,660
24,906,017		FNMA	4.500	11/01/40	27,348
21,497,440		FNMA	4.000	02/01/41	23,068
16,010,721		FNMA	3.500	10/01/42	17,303
295,000,000	h	FNMA	3.000	01/25/43	309,105
218,000,000	h	FNMA	3.500	01/25/43	232,417
327,000,000	h	FNMA	4.000	01/25/43	350,503
111,000,000	h	FNMA	4.500	01/25/43	119,902
327,000,000	h	FNMA	5.000	01/25/43	354,182
183,000,000	h	FNMA	5.500	01/25/43	198,812
127,000,000	h	FNMA	6.000	01/25/43	138,708
25,000,000	h	FNMA	6.500	01/25/43	27,832
11,093		Government National Mortgage Association (GNMA)	9.000	06/15/16	12
3,211		GNMA	9.000	09/15/16	3
4,568		GNMA	9.000	09/15/16	5
9,205		GNMA	9.000	11/15/16	9
6,498		GNMA	9.000	12/15/16	7
2,852		GNMA	9.000	12/15/16	3
53,782		GNMA	9.500	12/15/16	60
24,184		GNMA	8.000	06/15/24	29
43,775		GNMA	8.500	11/20/30	55
64,633		GNMA	8.500	12/20/30	81
2,102,774		GNMA	5.500	07/15/33	2,323
1,002,232		GNMA	5.500	11/20/33	1,109
3,730,180		GNMA	5.500	03/20/35	4,148
2,061,099		GNMA	5.500	12/20/35	2,272
1,270,121		GNMA	6.000	10/20/36	1,421
1,307,923		GNMA	6.000	01/20/37	1,463
3,711,105		GNMA	6.000	02/20/37	4,151
3,552,550		GNMA	6.000	12/15/37	3,966
3,818,486		GNMA	5.000	04/15/38	4,166
4,661,484		GNMA	5.500	07/15/38	5,115
5,192,048		GNMA	5.500	07/20/38	5,698
1,846,159		GNMA	6.000	08/15/38	2,061
1,754,003		GNMA	6.000	08/20/38	1,958
2,538,960		GNMA	6.500	11/20/38	2,883
7,906,470		GNMA	4.500	03/15/39	8,692
6,710,944		GNMA	4.500	05/15/39	7,378
5,448,376		GNMA	5.000	06/15/39	6,085
4,800,184		GNMA	5.000	06/15/39	5,361
11,250,029		GNMA	4.500	07/20/39	12,342
3,357,429		GNMA	5.000	07/20/39	3,706
3,998,963		GNMA	4.000	08/15/39	4,401
36,000,000	h	GNMA	3.000	01/15/43	38,267
109,000,000	h	GNMA	3.500	01/15/43	118,410
106,000,000	h	GNMA	4.000	01/15/43	116,252
110,000,000	h	GNMA	4.500	01/15/43	120,433
102,000,000	h	GNMA	5.000	01/15/43	111,260
48,000,000	h	GNMA	5.500	01/15/43	52,665
40,000,000	h	GNMA	6.000	01/15/43	44,622
121,000,000	h	GNMA	4.500	01/20/43	132,476
50,000,000	h	GNMA	5.000	01/20/43	54,680

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,811,057	GNMA	6.500%	01/15/44	$8,431

	TOTAL MORTGAGE BACKED			4,215,383

MUNICIPAL BONDS - 1.6%
2,000,000	Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,154
15,000,000	City of New York NY	2.450	04/01/19	15,352
10,000,000	City of New York NY	2.650	04/01/20	10,256
14,900,000	County of Baltimore MD	3.739	08/01/42	14,935
13,000,000	Grant County Public Utility District No 2	5.630	01/01/27	16,177
2,000,000	Permanent University Fund	1.439	07/01/17	2,019
2,625,000	Permanent University Fund	1.730	07/01/18	2,678
4,720,000	Permanent University Fund	1.880	07/01/19	4,770
2,320,000	Permanent University Fund	2.258	07/01/20	2,351
2,160,000	Permanent University Fund	2.408	07/01/21	2,188
2,750,000	Permanent University Fund	2.508	07/01/22	2,779
2,855,000	Permanent University Fund	2.608	07/01/23	2,883
3,250,000	Permanent University Fund	2.708	07/01/24	3,281
2,335,000	Permanent University Fund	2.808	07/01/25	2,359
3,775,000	Permanent University Fund	2.908	07/01/26	3,817
4,000,000	Permanent University Fund	3.008	07/01/27	4,047
18,535,000	Permanent University Fund	3.575	07/01/32	17,985
9,000,000	State of California	5.450	04/01/15	9,885
11,370,000	State of California	5.950	04/01/16	12,754
16,100,000	State of California	7.625	03/01/40	23,260
2,915,000	State of Georgia	1.750	07/01/19	2,955
3,060,000	State of Georgia	2.000	07/01/20	3,110
3,215,000	State of Georgia	2.150	07/01/21	3,267
3,905,000	State of Georgia	2.750	07/01/25	3,937
4,100,000	State of Georgia	2.850	07/01/26	4,127
4,305,000	State of Georgia	2.950	07/01/27	4,333
4,520,000	State of Georgia	3.050	07/01/28	4,549
3,245,000	State of Georgia	3.150	07/01/29	3,234
4,100,000	State of Illinois	1.560	06/15/17	4,126
4,500,000	State of Illinois	1.998	06/15/18	4,542
6,780,000	State of Illinois	2.298	06/15/19	6,874
4,220,000	State of Illinois	2.681	06/15/20	4,319
16,210,000	State of Illinois	2.781	06/15/21	16,464
4,325,000	State of Illinois	2.931	06/15/22	4,385

	TOTAL MUNICIPAL BONDS			226,152

U.S. TREASURY SECURITIES - 14.8%
209,872,000	United States Treasury Bond	8.000	11/15/21	324,072
22,000,000	United States Treasury Bond	6.375	08/15/27	33,333
49,175,000	United States Treasury Bond	5.250	02/15/29	68,100
110,511,000	United States Treasury Bond	5.375	02/15/31	157,754
677,000	United States Treasury Bond	4.500	02/15/36	891
111,855,000	United States Treasury Bond	3.500	02/15/39	126,449
26,135,000	United States Treasury Bond	4.375	05/15/41	34,049
31,834,000	United States Treasury Bond	3.750	08/15/41	37,415
423,000	United States Treasury Bond	3.125	11/15/41	443
9,436,000	United States Treasury Bond	2.750	08/15/42	9,112
24,690,000	United States Treasury Note	0.625	01/31/13	24,700
54,829,000	United States Treasury Note	3.125	09/30/13	56,026

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$68,179,000		United States Treasury Note	2.000%	11/30/13	$69,303
45,365,000		United States Treasury Note	0.125	12/31/13	45,337
15,000,000		United States Treasury Note	0.250	02/28/14	15,008
6,050,000		United States Treasury Note	0.250	05/31/14	6,053
36,250,000		United States Treasury Note	0.250	06/30/14	36,264
92,532,000		United States Treasury Note	0.250	09/30/14	92,554
60,905,000		United States Treasury Note	0.250	11/30/14	60,907
12,717,000		United States Treasury Note	1.875	06/30/15	13,210
15,952,000		United States Treasury Note	1.750	07/31/15	16,535
171,110,000		United States Treasury Note	0.250	08/15/15	170,803
88,005,000		United States Treasury Note	0.250	09/15/15	87,812
68,788,000		United States Treasury Note	0.250	10/15/15	68,632
18,485,000		United States Treasury Note	1.250	10/31/15	18,954
235,747,000		United States Treasury Note	0.375	11/15/15	235,968
9,800,000		United States Treasury Note	2.375	03/31/16	10,419
68,903,000		United States Treasury Note	1.000	10/31/16	70,216
10,000,000		United States Treasury Note	3.125	10/31/16	10,991
23,642,300		United States Treasury Note	0.625	11/30/17	23,563
92,420,000		United States Treasury Note	2.375	05/31/18	100,131
17,100,000		United States Treasury Note	2.250	07/31/18	18,419
35,365,000		United States Treasury Note	1.750	10/31/18	37,089
5,625,000		United States Treasury Note	1.375	02/28/19	5,764
5,550,000		United States Treasury Note	1.000	06/30/19	5,533
30,000,000		United States Treasury Note	1.000	09/30/19	29,794
3,870,000		United States Treasury Note	1.250	10/31/19	3,902
319,500		United States Treasury Note	2.625	11/15/20	351
12,282,000		United States Treasury Note	1.625	11/15/22	12,148

		TOTAL U.S. TREASURY SECURITIES			2,138,004

		TOTAL GOVERNMENT BONDS			8,121,308

		(Cost $7,812,916)

STRUCTURED ASSETS - 4.4%

ASSET BACKED - 2.5%
31,170,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	33,101
		Series - 2012 1 (Class A3)
90,000,000		AEP Texas Central Transtion Funding LLC	1.976	06/01/21	93,065
		Series - 2012 1 (Class A2)
21,000,000		AmeriCredit Automobile Receivables Trust	0.710	12/08/15	21,036
		Series - 2012 3 (Class A2)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
4,705,576	i	Bear Stearns Asset Backed Securities Trust	0.580	11/25/39	4,510
		Series - 2005 SD3 (Class 2A1)
32,710,000		CenterPoint Energy Transition Bond Co LLC	3.028	10/15/25	35,090
		Series - 2012 1 (Class A3)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	760
		Series - 2004 2 (Class 1M2)
2,228,912	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	2,222
		Series - 2002 1 (Class AF6)
647,920	i	Countrywide Asset-Backed Certificates	0.620	05/25/36	633
		Series - 2004 AB2 (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,823,191	i	Countrywide Asset-Backed Certificates	5.683%	10/25/46	$1,822
		Series - 2006 15 (Class A2)
2,139,193	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	2,070
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,479
		Series - 2011 LC1A (Class C)
17,238,856	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	19,373
		Series - 2012 1A (Class A2)
7,214,771	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	7,096
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,860
		Series - 2011 A (Class D)
22,000,000	g	Hyundai Auto Lease Securitization Trust 2011-A	0.680	01/15/15	22,043
		Series - 2012 A (Class A2)
3,481,161	i	Irwin Home Equity Corp	0.590	02/25/34	2,927
		Series - 2005 A (Class A3)
18,601,519		Lehman XS Trust	6.500	06/25/46	11,521
		Series - 2006 13 (Class 2A1)
1,542,131	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	1,526
		Series - 2005 1 (Class M1)
2,580,062	i	Park Place Securities, Inc	1.155	09/25/34	2,567
		Series - 2004 WHQ1 (Class M1)
38,285	i	Renaissance Home Equity Loan Trust	0.650	08/25/33	35
		Series - 2003 2 (Class A)
8,025,000	i	Renaissance Home Equity Loan Trust	5.586	11/25/36	4,440
		Series - 2006 3 (Class AF3)
322,479	i	Residential Asset Securities Corp	6.489	10/25/30	314
		Series - 2001 KS2 (Class AI6)
2,087,468	i	Residential Asset Securities Corp	0.640	04/25/35	2,041
		Series - 2005 KS3 (Class M3)
10,450,797		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	10,404
		Series - 2006 HI5 (Class A3)
2,730,846	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,805
		Series - 2005 HI1 (Class A5)
3,350,625		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,456
		Series - 2006 HI3 (Class A3)
2,500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,501
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	348
		Series - 2006 HI1 (Class M2)
30,000,000		Santander Drive Auto Receivables Trust	0.790	08/17/15	30,061
		Series - 2012 4 (Class A2)
1,969,411	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	1,895
		Series - 2006 OP1 (Class A2C)
3,480,000	g	SLM Student Loan Trust	3.740	02/15/29	3,772
		Series - 2011 B (Class A2)
4,160,197	i	Soundview Home Equity Loan Trust	0.510	11/25/35	4,029
		Series - 2005 OPT3 (Class A4)
1,088,080	i	Structured Asset Investment Loan Trust	0.610	05/25/35	1,080
		Series - 2005 4 (Class M1)
4,264,991	i	Structured Asset Investment Loan Trust	0.490	12/25/35	4,236
		Series - 2005 10 (Class A5)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,744

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Series - 2010 VNO (Class C)
$1,060,155	g,m	Wachovia Amortization Controlled Heloc NIM	5.683%	08/12/47	$1,020
		Series - 2006 N1 (Class N1)
2,187,477	g,i	Wachovia Loan Trust	0.570	05/25/35	1,854
		Series - 2005 SD1 (Class A)
2,026,409	i	Wells Fargo Home Equity Trust	0.350	07/25/36	2,001
		Series - 2006 2 (Class A3)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,515
		Series - 2010 A (Class B)
5,000,000		World Omni Automobile Lease Securitization Trust	0.710	01/15/15	5,007
		Series - 2012 A (Class A2)

		TOTAL ASSET BACKED			367,259

OTHER MORTGAGE BACKED - 1.9%
1,315,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	1,487
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.625	04/10/49	11,430
		Series - 2007 2 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,596
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	7,150
		Series - 2006 T24 (Class AM)
775,074		Citicorp Mortgage Securities, Inc	5.750	11/25/36	781
		Series - 2006 6 (Class A2)
36,044		Citicorp Mortgage Securities, Inc	6.000	05/25/37	36
		Series - 2007 4 (Class 1A7)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.349	04/15/22	186
		Series - 2007 FL3A (Class A2)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,668
		Series - 2007 C9 (Class AM)
4,717,600		Countrywide Alternative Loan Trust	5.500	08/25/16	4,880
		Series - 2004 30CB (Class 1A15)
3,803,093		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	3,869
		Series - 2005 6 (Class 1A10)
1,333,385		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,339
		Series - 2005 12 (Class 1A5)
167,636		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	167
		Series - 2005 J3 (Class 1A1)
3,179,425	g,i	Credit Suisse Mortgage Capital Certificates	0.389	04/15/22	3,020
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	13,126
		Series - 2006 OMA (Class D)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	15,106
		Series - 2009 RR1 (Class A3C)
3,700,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	3,727
		Series - 2003 C3 (Class B)
1,575,443		Government National Mortgage Association (GNMA)	4.000	11/20/39	1,659
		Series - 2011 45 (Class LK)
19,305,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	20,349
		Series - 2012 SHOP (Class A)
19,445,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	21,005
		Series - 2012 ALOH (Class A)
5,952,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	6,215

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Series - 2012 GSMS (Class C)
$5,910,000	g,i	GS Mortgage Securities Corp II	5.227%	12/10/43	$6,879
		Series - 2010 C2 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	5,227
		Series - 2010 C2 (Class C)
1,570,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	1,764
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	7,111
		Series - 2011 C4 (Class C)
3,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	3,575
		Series - 2006 LDP9 (Class A3)
554,229	i	JP Morgan Mortgage Trust	4.295	04/25/35	561
		Series - 2005 A2 (Class 5A1)
773,615		MASTER Asset Securitization Trust	5.000	05/25/35	775
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	4,067
		Series - 2005 CIP1 (Class AM)
13,200,000	i	Morgan Stanley Capital I	5.447	02/12/44	15,256
		Series - 2007 HQ11 (Class A4)
2,010,000	i	Morgan Stanley Capital I	5.478	02/12/44	2,254
		Series - 2007 HQ11 (Class AM)
6,560,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	7,360
		Series - 2011 C1 (Class C)
3,550,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	3,781
		Series - 2011 C1 (Class D)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,351
		Series - 2007 T25 (Class AM)
2,866,240		Residential Accredit Loans, Inc	4.350	03/25/34	2,941
		Series - 2004 QS4 (Class A1)
13,936,329	i	Residential Accredit Loans, Inc	0.400	05/25/46	9,288
		Series - 2006 QO5 (Class 2A1)
3,900,000		RFMSI Trust	5.500	03/25/35	4,073
		Series - 2005 S2 (Class A6)
4,177,501	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	4,227
		Series - 2012 1A (Class A)
4,376,826	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	4,509
		Series - 0 2A (Class A)
396,866	i	Structured Adjustable Rate Mortgage Loan Trust	0.970	03/25/35	397
		Series - 2005 6XS (Class A3)
12,390,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	14,196
		Series - 2007 C30 (Class A5)
14,530,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	15,500
		Series - 2007 C30 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	8,770
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	4,105
		Series - 2006 C29 (Class AM)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	5.921	02/15/51	7,639
		Series - 2007 C33 (Class A5)
165,572		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	165
		Series - 2005 2 (Class 1A1)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,459
		Series - 2010 C1 (Class B)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		TOTAL OTHER MORTGAGE BACKED			$277,026

		TOTAL STRUCTURED ASSETS			644,285

		(Cost $618,121)

		TOTAL BONDS			14,091,932

		(Cost $13,445,925)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597		Federal Home Loan Mortgage Corp	8.375%	12/30/49	824
1,527,061		Federal National Mortgage Association	8.250	12/30/49	2,550

		TOTAL BANKS			3,374

		TOTAL PREFERRED STOCKS			3,374

		(Cost $49,942)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 23.1%
GOVERNMENT AGENCY DEBT - 0.8%
$10,000,000		Federal Home Loan Bank (FHLB)	0.050	02/06/13	10,000
100,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.099	02/01/13	99,991

		TOTAL GOVERNMENT AGENCY DEBT			109,991

TREASURY DEBT - 22.3%
21,000,000		United States Treasury Bill	0.025	01/10/13	21,000
122,700,000	w	United States Treasury Bill	0.024-0.128	01/17/13	122,696
84,600,000	w	United States Treasury Bill	0.105-0.110	01/24/13	84,594
100,000,000	w	United States Treasury Bill	0.131	01/31/13	99,989
64,470,000	w	United States Treasury Bill	0.092-0.126	02/07/13	64,462
237,500,000	w	United States Treasury Bill	0.111-0.121	02/14/13	237,466
300,000,000	w	United States Treasury Bill	0.118-0.125	02/21/13	299,947
166,000,000	w	United States Treasury Bill	0.110	02/28/13	165,971
275,000,000	w	United States Treasury Bill	0.090-0.135	03/07/13	274,984
250,000,000	w	United States Treasury Bill	0.135	03/14/13	249,983
74,500,000		United States Treasury Bill	0.030-0.103	03/21/13	74,494
140,900,000	w	United States Treasury Bill	0.080-0.115	03/28/13	140,888
100,000,000	w	United States Treasury Bill	0.115	04/04/13	99,984
89,100,000	w	United States Treasury Bill	0.140	04/11/13	89,084
235,000,000	w	United States Treasury Bill	0.129-0.151	04/18/13	234,952
171,100,000	w	United States Treasury Bill	0.085-0.113	04/25/13	171,060
31,800,000		United States Treasury Bill	0.080	05/02/13	31,791
100,000,000	w	United States Treasury Bill	0.125	05/09/13	99,968
144,000,000	w	United States Treasury Bill	0.130	05/16/13	143,950
20,000,000		United States Treasury Bill	0.091	05/30/13	19,992
159,600,000	w	United States Treasury Bill	0.095	06/06/13	159,530
305,000,000	w	United States Treasury Bill	0.088-0.104	06/13/13	304,856
50,000,000	w	United States Treasury Bill	0.101	06/27/13	49,973

		TOTAL TREASURY DEBT			3,241,614

		TOTAL SHORT-TERM INVESTMENTS			3,351,605
		(Cost $3,351,365)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

	TOTAL INVESTMENTS - 120.4%			$17,458,857
	(Cost $16,859,160)
	OTHER ASSETS & LIABILITIES, NET - (20.4)%			(2,967,756)

	NET ASSETS - 100.0%			$14,491,101

^	Amount represents less than $1,000.
g

Security exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012 the aggregate value of these securities was $1,606,725,000 or 11.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND
SCHEDULE OF INVESTMENTS
December 31, 2012

PRINCIPAL		ISSUER	VALUE (000)

GOVERNMENT BONDS - 99.3%

U.S. TREASURY SECURITIES - 99.3%
		United States Treasury Bond
$12,000,000		2.750%, 08/15/42	$11,588
28,800,000		2.750%, 11/15/42	27,747
	k	United States Treasury Inflation Indexed Bonds
342,203,339		2.000%, 01/15/14	353,138
241,885,326		1.250%, 04/15/14	249,369
337,689,257		2.000%, 07/15/14	356,341
316,097,591		1.625%, 01/15/15	335,829
299,728,728		0.500%, 04/15/15	312,748
289,701,300		1.875%, 07/15/15	315,842
276,740,852		2.000%, 01/15/16	306,836
450,002,612		0.125%, 04/15/16	473,839
280,141,097		2.500%, 07/15/16	321,944
259,816,804		2.375%, 01/15/17	301,976
287,143,047		0.125%, 04/15/17	307,490
213,177,010		2.625%, 07/15/17	255,446
236,347,589		1.625%, 01/15/18	274,108
222,694,596		1.375%, 07/15/18	259,230
220,330,345		2.125%, 01/15/19	267,512
232,924,550		1.875%, 07/15/19	283,495
263,469,573		1.375%, 01/15/20	312,314
290,236,605		1.250%, 07/15/20	344,293
402,296,278		1.125%, 01/15/21	472,509
406,225,372		0.625%, 07/15/21	461,764
292,280,139		0.125%, 01/15/22	317,398
263,545,800		0.125%, 07/15/22	286,091
385,653,587		2.375%, 01/15/25	520,241
276,012,433		2.000%, 01/15/26	361,964
219,889,485		2.375%, 01/15/27	303,173
220,723,583		1.750%, 01/15/28	285,716
260,332,155		3.625%, 04/15/28	412,667
209,987,209		2.500%, 01/15/29	299,494
250,592,220		3.875%, 04/15/29	415,357
83,744,275		3.375%, 04/15/32	138,028
168,721,760		2.125%, 02/15/40	247,573
224,886,270		2.125%, 02/15/41	332,076
203,003,676		0.750%, 02/15/42	222,337

		TOTAL U.S. TREASURY SECURITIES	10,747,473

		TOTAL GOVERNMENT BONDS (Cost $9,183,837)	10,747,473

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)

SHORT-TERM INVESTMENTS - 0.1%

GOVERNMENT AGENCY DEBT - 0.0%
	Federal Home Loan Bank (FHLB)
$5,000,000	0.040% 02/13/13	$5,000

		5,000

TREASURY DEBT - 0.1%
	United States Treasury Bill
6,800,000	0.030% 01/24/13	6,800

		6,800

	TOTAL SHORT-TERM INVESTMENTS	11,800

	(Cost $11,800)
	TOTAL INVESTMENTS - 99.4% (Cost $9,195,637)	10,759,273
	OTHER ASSETS AND LIABILITIES, NET - 0.6%	63,826

	NET ASSETS - 100.0%	$10,823,099

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 38.2%

CORPORATE BONDS - 14.5%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.625%	09/15/20	$2,586
4,750,000	e	Johnson Controls, Inc	2.600	12/01/16	4,948
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,694

		TOTAL AUTOMOBILES & COMPONENTS			11,228

BANKS - 2.5%
5,000,000	g	Bank of Montreal	2.625	01/25/16	5,301
19,750,000	i	Bank of New York Mellon Corp	0.545	10/23/15	19,739
6,120,000	g	Bank of Nova Scotia	1.450	07/26/13	6,158
14,090,000	e,g	Bank of Nova Scotia	1.650	10/29/15	14,500
9,800,000	g	Bank of Nova Scotia	2.150	08/03/16	10,289
5,000,000		BB&T Corp	3.375	09/25/13	5,104
19,500,000		BB&T Corp	2.150	03/22/17	20,168
7,375,000		BB&T Corp	1.600	08/15/17	7,464
14,750,000		BB&T Corp	3.950	03/22/22	15,928
9,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	9,013
7,000,000	e,g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,448
3,500,000		Capital One Capital V	8.875	05/15/40	3,500
7,200,000	g	Depfa ACS Bank	5.125	03/16/37	5,621
2,375,000		Discover Bank	7.000	04/15/20	2,949
8,750,000		First Horizon National Corp	5.375	12/15/15	9,565
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,759
10,400,000		Manufacturers & Traders Trust Co	6.625	12/04/17	12,580
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,617
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,252
5,000,000	e	Mercantile Bankshares Corp	4.625	04/15/13	5,057
9,750,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	9,760
4,750,000	g	Mizuho Corporate Bank Ltd	2.950	10/17/22	4,692
4,150,000		People's United Financial, Inc	3.650	12/06/22	4,172
5,000,000		PNC Funding Corp	3.625	02/08/15	5,293
4,750,000		PNC Funding Corp	2.700	09/19/16	5,018
5,000,000		PNC Funding Corp	5.125	02/08/20	5,947
4,610,000	i	State Street Bank and Trust Co	0.511	12/08/15	4,577
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,568
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,344
3,000,000		US Bancorp	4.950	10/30/14	3,226
5,000,000		US Bancorp	2.875	11/20/14	5,207
14,500,000		US Bancorp	1.650	05/15/17	14,774
6,300,000	e	US Bancorp	3.000	03/15/22	6,552
4,200,000		US Bancorp	2.950	07/15/22	4,243

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,750,000	i	US Bank NA	0.620%	10/14/14	$3,752

		TOTAL BANKS			277,137

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,344
5,000,000		Danaher Corp	1.300	06/23/14	5,055
5,000,000		Danaher Corp	2.300	06/23/16	5,229
1,800,000		Deere & Co	5.375	10/16/29	2,304
4,340,000		Deere & Co	8.100	05/15/30	6,585
3,150,000		Masco Corp	7.125	03/15/20	3,665
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,044
5,155,000		Pall Corp	5.000	06/15/20	5,829
8,850,000	g	Pentair Finance S.A.	1.350	12/01/15	8,842
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,467
6,750,000	g	Schneider Electric S.A.	2.950	09/27/22	6,803
5,000,000		Timken Co	6.000	09/15/14	5,343
9,500,000	g	Turlock Corp	0.950	11/02/15	9,529
3,375,000	g	Turlock Corp	1.500	11/02/17	3,382
2,500,000	g	Turlock Corp	4.000	11/02/32	2,571

		TOTAL CAPITAL GOODS			74,992

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,252
4,750,000		Waste Management, Inc	2.600	09/01/16	4,976
2,730,000		Waste Management, Inc	4.600	03/01/21	3,094

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,322

CONSUMER DURABLES & APPAREL - 0.1%
1,100,000		Whirlpool Corp	8.600	05/01/14	1,204
9,500,000		Whirlpool Corp	4.700	06/01/22	10,097

		TOTAL CONSUMER DURABLES & APPAREL			11,301

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,260
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,273
1,250,000		McDonald's Corp	5.000	02/01/19	1,456
7,550,000		Nature Conservancy	6.300	07/01/19	9,176
5,145,000		Salvation Army	5.637	09/01/26	5,848

		TOTAL CONSUMER SERVICES			26,013

DIVERSIFIED FINANCIALS - 2.6%
9,750,000	i	American Express Centurion Bank	0.760	11/13/15	9,736
1,675,000		American Express Co	7.000	03/19/18	2,116
9,500,000		American Express Credit Corp	2.375	03/24/17	9,940
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,239
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,801
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,274
6,750,000		Bank of New York Mellon Corp	2.300	07/28/16	7,055
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,621
19,750,000		Bank of New York Mellon Corp	1.300	01/25/18	19,686
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,197

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,750,000		Bank of Nova Scotia	0.750%	10/09/15	$9,697
4,750,000	i	Berkshire Hathaway, Inc	1.010	08/15/14	4,799
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,956
7,275,000		Berkshire Hathaway, Inc	1.900	01/31/17	7,520
2,850,000		BlackRock, Inc	1.375	06/01/15	2,894
4,000,000	e,g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,233
14,750,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	15,131
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,771
4,750,000	i	Capital One Financial Corp	1.490	07/15/14	4,801
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,617
9,500,000		Capital One Financial Corp	2.150	03/23/15	9,697
9,250,000	i	Capital One Financial Corp	0.953	11/06/15	9,273
8,972,000		Capital One Financial Corp	3.150	07/15/16	9,525
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,194
375,000		Discover Financial Services	5.200	04/27/22	427
9,750,000		FMS Wertmanagement AoeR	1.000	11/21/17	9,737
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,214
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,579
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,490
4,000,000		Ford Motor Credit Co LLC	4.250	09/20/22	4,230
2,100,000		Invesco Finance plc	3.125	11/30/22	2,121
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,066
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,746
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,000
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,347
10,000,000		KFW	2.625	01/25/22	10,587
6,100,000		Northern Trust Corp	4.625	05/01/14	6,428
9,750,000		Royal Bank of Canada	0.800	10/30/15	9,739
16,000,000		Royal Bank of Canada	1.200	09/19/17	16,038
3,000,000		State Street Corp	4.300	05/30/14	3,162

		TOTAL DIVERSIFIED FINANCIALS			280,684

ENERGY - 1.0%
4,450,000		Apache Corp	1.750	04/15/17	4,570
5,000,000		Apache Corp	4.750	04/15/43	5,443
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,466
4,475,000		Devon Energy Corp	1.875	05/15/17	4,562
2,500,000		Devon Energy Corp	6.300	01/15/19	3,102
6,000,000		Devon Energy Corp	4.750	05/15/42	6,419
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,256
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,421
8,075,000		EOG Resources, Inc	2.625	03/15/23	8,132
4,750,000		EQT Corp	4.875	11/15/21	5,099
2,500,000		Hess Corp	8.125	02/15/19	3,290
3,000,000		Hess Corp	6.000	01/15/40	3,660
2,000,000		Hess Corp	5.600	02/15/41	2,365
9,750,000		Marathon Oil Corp	0.900	11/01/15	9,758
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,846
6,725,000		Marathon Oil Corp	2.800	11/01/22	6,767
2,975,000		Newfield Exploration Co	5.625	07/01/24	3,213
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,277
2,825,000		Noble Holding International Ltd	2.500	03/15/17	2,915

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,150,000		Noble Holding International Ltd	3.950%	03/15/22	$2,262
5,725,000		Southwestern Energy Co	4.100	03/15/22	6,158
6,975,000		Statoil ASA	1.200	01/17/18	6,976
3,525,000		Statoil ASA	2.450	01/17/23	3,517
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,553

		TOTAL ENERGY			113,027

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,909
7,250,000	e	Safeway, Inc	3.400	12/01/16	7,487

		TOTAL FOOD & STAPLES RETAILING			12,396

FOOD, BEVERAGE & TOBACCO - 0.3%
476,000		Dr Pepper Snapple Group, Inc	3.200	11/15/21	493
7,650,000		HJ Heinz Co	2.000	09/12/16	7,894
1,600,000	g	HJ Heinz Finance Co	7.125	08/01/39	2,208
2,500,000		Kellogg Co	4.150	11/15/19	2,834
4,900,000		Kellogg Co	4.000	12/15/20	5,458
5,000,000		Kraft Foods, Inc	2.625	05/08/13	5,032
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,266
428,000		PepsiCo, Inc	7.900	11/01/18	577

		TOTAL FOOD, BEVERAGE & TOBACCO			29,762

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
9,500,000		Baxter International, Inc	2.400	08/15/22	9,398
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,741
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,662
4,750,000		Becton Dickinson and Co	1.750	11/08/16	4,890
3,500,000		Medtronic, Inc	4.750	09/15/15	3,879
2,500,000		Medtronic, Inc	6.500	03/15/39	3,522
5,000,000		Providence Health & Services	5.050	10/01/14	5,368

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			34,460

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,539
5,725,000		Ecolab, Inc	1.450	12/08/17	5,699

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,238

INSURANCE - 0.5%
2,000,000		Aetna, Inc	1.500	11/15/17	2,004
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	4,022
2,000,000		Markel Corp	6.800	02/15/13	2,013
7,000,000		Markel Corp	4.900	07/01/22	7,611
3,400,000		Principal Financial Group, Inc	1.850	11/15/17	3,418
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,591
3,100,000		Progressive Corp	3.750	08/23/21	3,408
10,450,000	i	Prudential Financial, Inc	5.875	09/15/42	10,973
9,500,000	i	Prudential Financial, Inc	5.625	06/15/43	9,845
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,716
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,476

		TOTAL INSURANCE			52,077

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MATERIALS - 1.0%
$3,335,000		Air Products & Chemicals, Inc	4.375%	08/21/19	$3,848
4,750,000		Air Products & Chemicals, Inc	3.000	11/03/21	4,958
1,000,000		Ball Corp	6.750	09/15/20	1,103
2,275,000		Ball Corp	5.000	03/15/22	2,434
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,797
3,750,000		Clorox Co	3.800	11/15/21	4,084
7,750,000		Domtar Corp	4.400	04/01/22	7,838
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,686
2,650,000		International Paper Co	7.300	11/15/39	3,592
5,000,000		International Paper Co	6.000	11/15/41	5,921
5,000,000		MeadWestvaco Corp	7.375	09/01/19	6,272
5,000,000		Praxair, Inc	4.375	03/31/14	5,236
2,500,000		Praxair, Inc	5.250	11/15/14	2,717
4,750,000		Praxair, Inc	1.050	11/07/17	4,751
5,000,000		Praxair, Inc	4.500	08/15/19	5,789
4,000,000		Praxair, Inc	2.450	02/15/22	4,020
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,758
9,250,000		Precision Castparts Corp	2.500	01/15/23	9,309
3,400,000		Precision Castparts Corp	3.900	01/15/43	3,488
2,850,000	g	Rock-Tenn Co	3.500	03/01/20	2,925
2,850,000	g	Rock-Tenn Co	4.000	03/01/23	2,895
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,983

		TOTAL MATERIALS			106,404

MEDIA - 0.4%
4,750,000	g	British Sky Broadcasting Group plc	3.125	11/26/22	4,733
4,450,000		Discovery Communications LLC	3.300	05/15/22	4,571
2,825,000		Discovery Communications LLC	4.950	05/15/42	3,019
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,697
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,317
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	5,190
5,000,000		Time Warner Cable, Inc	4.125	02/15/21	5,476
5,000,000		Time Warner Cable, Inc	4.000	09/01/21	5,488
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	4,330
8,000,000		Time Warner Cable, Inc	4.500	09/15/42	7,802

		TOTAL MEDIA			48,623

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
9,500,000	g,i	AbbVie, Inc	1.072	11/06/15	9,610
11,425,000	g	AbbVie, Inc	1.750	11/06/17	11,549
2,695,000		Bristol-Myers Squibb Co	3.250	08/01/42	2,467
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,565
10,000,000	i	Johnson & Johnson	0.400	05/15/14	10,021
4,600,000		Johnson & Johnson	2.150	05/15/16	4,807
4,600,000		Johnson & Johnson	4.500	09/01/40	5,380
8,080,000		Life Technologies Corp	3.500	01/15/16	8,504
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,224

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			60,127

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.6%
$1,000,000		AMB Property LP	7.625%	08/15/14	$1,094
3,500,000		Boston Properties LP	3.850	02/01/23	3,677
9,750,000		Equity One, Inc	3.750	11/15/22	9,632
1,485,000		Federal Realty Investment Trust	5.950	08/15/14	1,594
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,653
5,500,000		Federal Realty Investment Trust	3.000	08/01/22	5,444
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,821
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,727
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,788
3,125,000		Simon Property Group LP	2.800	01/30/17	3,297
9,500,000	g	Simon Property Group LP	1.500	02/01/18	9,446
6,150,000		Ventas Realty LP	2.000	02/15/18	6,154
15,250,000		Washington Real Estate Investment Trust	5.125	03/15/13	15,383

		TOTAL REAL ESTATE			67,710

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,472
4,750,000		Lowe's Cos, Inc	3.120	04/15/22	5,000
4,750,000		Lowe's Cos, Inc	4.650	04/15/42	5,289
1,298,000		Macy's Retail Holdings, Inc	5.900	12/01/16	1,525
7,536,000		O'Reilly Automotive, Inc	3.800	09/01/22	7,841

		TOTAL RETAILING			25,127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,425,000		Intel Corp	1.350	12/15/17	5,423
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,850

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,273

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,236
9,750,000		International Business Machines Corp	0.550	02/06/15	9,752
5,250,000		International Business Machines Corp	1.250	02/06/17	5,305

		TOTAL SOFTWARE & SERVICES			20,293

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000	e,g	CC Holdings GS V LLC	2.381	12/15/17	3,392
4,750,000	i	Hewlett-Packard Co	1.859	09/19/14	4,706
5,000,000		Xerox Corp	8.250	05/15/14	5,454
9,750,000	i	Xerox Corp	1.130	05/16/14	9,730
4,000,000		Xerox Corp	2.950	03/15/17	4,104

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			27,386

TELECOMMUNICATION SERVICES - 0.1%
4,750,000		American Tower REIT, Inc	5.900	11/01/21	5,670
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,518
2,125,000		Virgin Media Finance plc	4.875	02/15/22	2,173

		TOTAL TELECOMMUNICATION SERVICES			11,361

TRANSPORTATION - 0.7%
9,750,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	10,062
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	5,222

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,100,000		Burlington Northern Santa Fe LLC	4.950%	09/15/41	$2,369
8,550,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	8,974
6,500,000		CSX Corp	4.750	05/30/42	6,999
6,300,000		CSX Corp	4.100	03/15/44	6,219
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,845
5,000,000		Norfolk Southern Corp	3.250	12/01/21	5,232
12,775,000		Norfolk Southern Corp	3.000	04/01/22	13,104
6,894,000	g	Norfolk Southern Corp	2.903	02/15/23	6,939
475,000		Norfolk Southern Corp	5.590	05/17/25	583
6,425,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	6,563
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	2,050
4,200,000		United Parcel Service, Inc	1.125	10/01/17	4,208

		TOTAL TRANSPORTATION			81,369

UTILITIES - 1.9%
7,850,000		American Water Capital Corp	6.085	10/15/17	9,382
1,525,000		American Water Capital Corp	4.300	12/01/42	1,584
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,910
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,686
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,439
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,477
9,400,000		Delmarva Power & Light Co	4.000	06/01/42	9,775
2,254,413	g	Great River Energy	5.829	07/01/17	2,398
9,500,000		Idaho Power Co	2.950	04/01/22	9,692
5,000,000		Idaho Power Co	5.500	04/01/33	5,862
2,500,000		Idaho Power Co	6.250	10/15/37	3,273
4,500,000		Idaho Power Co	4.300	04/01/42	4,594
7,500,000	g	International Transmission Co	4.450	07/15/13	7,645
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,165
6,000,000		Nevada Power Co	6.650	04/01/36	8,141
9,750,000	g	Niagara Mohawk Power Corp	2.721	11/28/22	9,695
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,544
5,000,000		Northeast Utilities	5.650	06/01/13	5,104
10,000,000	i	Northeast Utilities	1.059	09/20/13	10,051
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,824
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,808
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	4,491
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,105
3,850,000		Portland General Electric Co	6.100	04/15/19	4,730
630,000		Public Service Co of Colorado	4.750	08/15/41	723
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,823
620,000		San Diego Gas & Electric Co	6.000	06/01/39	849
10,000,000		Sempra Energy	2.300	04/01/17	10,384
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,945
2,500,000		Tampa Electric Co	4.100	06/15/42	2,621
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	2,973
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,428
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	12,154
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	15,010
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,845
4,875,000		Westar Energy, Inc	4.125	03/01/42	5,087

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$6,525,000		Western Massachusetts Electric Co	3.500%	09/15/21	$6,982

		TOTAL UTILITIES			215,199

		TOTAL CORPORATE BONDS			1,623,509

		(Cost $1,537,846)

GOVERNMENT BONDS 22.2%

AGENCY SECURITIES - 4.3%
7,191,603		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,297
7,909,811		COP I LLC	3.613	12/05/21	8,713
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,594
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,775
5,000,000		FHLMC	1.000	09/29/17	5,053
6,000,000		Federal National Mortgage Association (FNMA)	1.250	08/20/13	6,040
3,000,000		FNMA	2.500	05/15/14	3,093
10,000,000		FNMA	2.625	11/20/14	10,446
6,400,000		FNMA	1.125	04/27/17	6,517
7,720,297		Gate Capital Cayman Two	3.550	06/11/21	8,394
1,096,000	j	Government Trust Certificate	0.000	04/01/19	999
4,000,000	j	Government Trust Certificate	0.000	04/01/21	3,279
2,800,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	2,813
3,850,000	j	OPIC	0.000	07/12/14	4,095
4,700,000	j	OPIC	0.000	07/12/14	5,377
533,847	j	OPIC	0.000	12/14/14	630
2,750,000	j	OPIC	0.000	04/30/15	2,755
12,750,000	j	OPIC	0.000	11/17/16	13,443
14,500,000	j	OPIC	0.000	11/17/16	15,117
3,000,000		OPIC	1.900	04/30/18	3,156
12,000,000		OPIC	1.030	04/15/19	12,255
2,553,571		OPIC	1.300	06/15/19	2,596
3,659,394		OPIC	5.142	12/15/23	4,273
6,218,676		OPIC	2.290	09/15/26	6,384
3,408,510		OPIC	2.040	12/15/26	3,493
8,582,753		OPIC	4.440	02/27/27	10,029
12,000,000		OPIC	2.610	04/15/30	12,038
4,750,000		OPIC	2.930	05/15/30	4,900
7,850,000		OPIC	3.040	05/15/30	8,177
5,000,000		OPIC	3.430	05/15/30	5,384
4,750,000		OPIC	4.010	05/15/30	5,364
9,250,000	m	OPIC	2.310	11/15/30	9,250
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,154
9,750,000		PEFCO	2.125	07/15/16	10,294
26,250,000		PEFCO	1.375	02/15/17	26,988
8,000,000		PEFCO	2.250	12/15/17	8,537
5,000,000		PEFCO	4.375	03/15/19	5,963
4,000,000		PEFCO	1.450	08/15/19	4,033
17,500,000		PEFCO	4.300	12/15/21	21,136
20,000,000		PEFCO	2.050	11/15/22	19,961
1,500,000		US Department of Housing and Urban Development (HUD)	5.050	08/01/13	1,542

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$9,000,000		HUD	5.190%	08/01/14	$9,697
1,900,000		HUD	2.200	08/01/15	1,989
5,250,000		HUD	4.330	08/01/15	5,775
3,894,000		HUD	2.910	08/01/17	4,270
8,000,000		HUD	4.560	08/01/17	9,288
10,750,000		HUD	1.770	08/01/18	11,158
5,007,000		HUD	5.380	08/01/18	5,809
13,967,000		HUD	4.960	08/01/20	17,226
13,500,000		HUD	5.050	08/01/21	16,675
10,875,000	i	India Government AID Bond	0.413	02/01/27	10,362
10,000,000		Lutheran Medical Center	1.982	02/20/30	9,985
4,590,000	g	Montefiore Medical Center	3.896	05/20/27	5,048
1,057,941		National Credit Union Administration	1.840	10/07/20	1,075
2,295,000		NCUA Guaranteed Notes	1.400	06/12/15	2,348
13,360,000		NCUA Guaranteed Notes	3.450	06/12/21	15,002
5,881,103		Premier Aircraft Leasing	3.576	02/06/22	6,427
4,028,966		Tayarra Ltd	3.628	02/15/22	4,416
3,939,449		Tricahue Leasing LLC	3.503	11/19/21	4,290
31,044,000		Tunisia Government AID Bonds	1.686	07/16/19	30,889
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	5,395
2,823,780	g	US Trade Funding Corp	4.260	11/15/14	2,924
7,142,761		VRG Linhas Aereas S.A.	1.000	06/30/14	7,188

		TOTAL AGENCY SECURITIES			490,573

FOREIGN GOVERNMENT BONDS - 3.2%
6,300,000		Canada Government International Bond	0.875	02/14/17	6,351
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,262
2,000,000		European Investment Bank	4.875	02/15/36	2,372
14,500,000		Hydro Quebec	2.000	06/30/16	15,109
10,200,000		Hydro Quebec	1.375	06/19/17	10,337
6,082,000		Hydro Quebec	8.400	01/15/22	8,726
24,500,000		International Finance Corp	2.250	04/28/14	25,128
24,500,000		International Finance Corp	0.500	05/15/15	24,574
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,050
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,188
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,893
29,250,000		North American Development Bank	2.400	10/26/22	29,501
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,673
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,231
21,000,000	e	Province of British Columbia Canada	1.200	04/25/17	21,377
14,500,000		Province of British Columbia Canada	2.000	10/23/22	14,289
10,000,000		Province of Manitoba Canada	1.375	04/28/14	10,136
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,513
19,500,000	e	Province of Manitoba Canada	2.100	09/06/22	19,388
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,774
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,231
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,513
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,949
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,780
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,887
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,888
10,000,000		Province of Quebec Canada	3.500	07/29/20	11,107

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$10,000,000	e	Province of Quebec Canada	2.750%	08/25/21	$10,446
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,599

		TOTAL FOREIGN GOVERNMENT BONDS			356,272

MORTGAGE BACKED - 9.8%
1,687,291	i	Federal Home Loan Mortgage Corp (FHLMC)	2.386	02/01/36	1,789
3,084,334	i	FHLMC	2.850	07/01/36	3,299
1,033,574	i	FHLMC	2.605	09/01/36	1,103
4,067,408	i	FHLMC	2.637	09/01/36	4,346
1,242,363	i	FHLMC	5.770	02/01/37	1,338
4,013,957	i	FHLMC	2.890	03/01/37	4,292
2,136,236	i	FHLMC	5.925	04/01/37	2,320
1,739,699	i	FHLMC	3.407	08/01/37	1,844
2,594,917	i	FHLMC	2.070	09/01/37	2,732
117,423		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	126
209,574		FGLMC	6.000	12/01/17	229
1,744,359		FGLMC	4.500	10/01/18	1,902
1,973,566		FGLMC	4.500	11/01/18	2,152
2,394,721		FGLMC	4.500	11/01/18	2,611
3,016,028		FGLMC	4.500	01/01/19	3,288
1,094,615		FGLMC	5.500	01/01/19	1,191
1,037,859		FGLMC	5.000	02/01/19	1,133
458,034		FGLMC	4.500	01/01/20	488
143,873		FGLMC	4.500	07/01/20	156
144,826		FGLMC	7.000	10/01/20	169
1,119,075		FGLMC	4.500	06/01/21	1,195
3,739,645		FGLMC	4.500	06/01/21	3,992
646,106		FGLMC	4.500	03/01/23	688
494,414		FGLMC	5.000	04/01/23	530
13,143		FGLMC	7.000	05/01/23	15
1,837,444		FGLMC	4.000	07/01/24	1,943
581,715		FGLMC	4.500	09/01/24	619
5,000,000	h	FGLMC	5.000	01/15/28	5,356
47,442		FGLMC	8.000	01/01/31	58
1,229,595		FGLMC	4.500	07/01/33	1,323
2,034,890		FGLMC	5.500	09/01/33	2,250
2,258,781		FGLMC	5.500	09/01/33	2,533
3,472,062		FGLMC	5.500	12/01/33	3,782
5,854,063		FGLMC	7.000	12/01/33	6,938
985,214		FGLMC	6.000	09/01/34	1,084
617,969		FGLMC	5.500	12/01/34	684
973,873		FGLMC	6.000	05/01/35	1,068
499,081		FGLMC	6.000	05/01/35	549
673,328		FGLMC	6.000	05/01/35	741
106,359		FGLMC	6.000	05/01/35	117
197,049		FGLMC	6.000	05/01/35	216
1,163,356		FGLMC	6.000	05/01/35	1,280
2,428,818		FGLMC	7.000	05/01/35	2,878
810,237		FGLMC	5.500	06/01/35	880
1,229,600		FGLMC	6.000	08/01/35	1,347
498,318		FGLMC	4.500	09/01/35	536
558,678		FGLMC	5.000	10/01/35	603

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$298,385		FGLMC	4.500%	12/01/35	$321
453,602		FGLMC	5.000	02/01/36	490
78,320		FGLMC	6.500	05/01/36	89
775,034		FGLMC	6.500	10/01/36	882
1,092,004		FGLMC	6.000	09/01/37	1,201
1,000,087		FGLMC	6.500	11/01/37	1,138
2,684,787		FGLMC	6.000	02/01/38	2,961
570,920		FGLMC	6.000	11/01/38	621
817,406		FGLMC	4.500	05/01/39	877
3,214,050		FGLMC	4.000	06/01/39	3,432
1,721,742		FGLMC	5.000	07/01/39	1,853
5,685,278		FGLMC	6.000	07/01/39	6,279
5,184,737		FGLMC	4.500	11/01/40	5,820
5,861,319		FGLMC	4.500	12/01/40	6,553
10,000,000	h	FGLMC	3.500	01/15/43	10,634
9,000,000	h	FGLMC	4.000	01/15/43	9,607
3,169		Federal National Mortgage Association (FNMA)	5.000	06/01/13	3
2,524,686		FNMA	4.440	07/01/13	2,524
3,414,345		FNMA	4.021	08/01/13	3,433
1,368,796		FNMA	4.561	05/01/14	1,416
3,896,789		FNMA	4.265	06/01/14	4,032
2,826,145		FNMA	4.530	10/01/14	2,960
2,398		FNMA	8.500	11/01/14	3
60,531		FNMA	6.500	10/01/16	65
361,030		FNMA	6.500	04/01/17	391
758,677		FNMA	5.000	12/01/17	825
151,629		FNMA	6.500	02/01/18	165
153,588		FNMA	5.500	04/01/18	165
28,075		FNMA	5.500	05/01/18	30
2,446,102		FNMA	5.500	11/01/18	2,649
1,634,933		FNMA	5.000	12/01/18	1,801
1,633,038		FNMA	5.000	01/01/19	1,799
160,367		FNMA	6.000	01/01/19	175
174,528		FNMA	6.000	02/01/19	191
563,876		FNMA	4.000	02/25/19	593
62,231		FNMA	4.500	03/01/19	67
269,505		FNMA	4.500	05/01/19	291
478,750		FNMA	4.500	06/01/19	516
540,734		FNMA	5.000	03/01/20	588
243,737		FNMA	4.500	11/01/20	263
627,261		FNMA	5.000	12/01/20	682
867,276		FNMA	5.000	03/01/21	943
1,819,386		FNMA	5.500	08/01/21	1,971
659,961		FNMA	4.500	03/01/23	710
24,542		FNMA	8.000	03/01/23	28
1,735,963		FNMA	5.000	07/01/23	1,880
92,057		FNMA	5.000	01/01/24	101
289,363		FNMA	5.500	02/01/24	317
1,180,598		FNMA	4.000	05/01/24	1,265
55,489		FNMA	8.000	07/01/24	66
1,291,117		FNMA	4.500	08/01/24	1,389
5,054,200		FNMA	4.000	09/01/24	5,415

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$7,083,921		FNMA	3.000%	05/01/27	$7,611
27,000,000	h	FNMA	2.500	01/25/28	28,232
29,000,000	h	FNMA	3.000	01/25/28	30,609
13,000,000	h	FNMA	4.000	01/25/28	13,920
8,000,000	h	FNMA	4.500	01/25/28	8,605
915,860		FNMA	6.500	07/01/32	1,043
140,469		FNMA	5.000	02/01/33	153
1,872,116		FNMA	4.500	03/25/33	1,944
711,302		FNMA	5.500	07/01/33	808
700,322		FNMA	4.500	08/01/33	760
573,169		FNMA	5.000	08/01/33	624
242,868		FNMA	4.500	09/01/33	266
677,286		FNMA	5.000	10/01/33	738
431,832		FNMA	5.000	10/01/33	471
1,068,484		FNMA	5.000	11/01/33	1,210
1,124,315		FNMA	5.500	11/01/33	1,289
1,421,167		FNMA	5.500	11/01/33	1,629
1,813,520		FNMA	5.500	11/01/33	2,079
1,342,676		FNMA	5.500	11/01/33	1,539
992,074		FNMA	5.500	11/01/33	1,137
180,436		FNMA	5.500	12/01/33	200
502,254		FNMA	5.500	12/01/33	552
89,788		FNMA	7.000	01/01/34	107
161,561		FNMA	5.000	03/01/34	176
191,893		FNMA	5.000	03/01/34	209
219,892		FNMA	5.000	03/01/34	240
506,237		FNMA	5.000	03/01/34	552
1,563,374		FNMA	5.000	04/01/34	1,699
20,461		FNMA	4.500	05/01/34	22
455,657		FNMA	4.500	05/01/34	494
19,359		FNMA	4.500	05/01/34	21
100,797		FNMA	4.500	06/01/34	109
26,912		FNMA	4.500	06/01/34	29
24,913		FNMA	4.500	06/01/34	27
20,543		FNMA	4.500	06/01/34	22
19,526		FNMA	4.500	07/01/34	21
48,208		FNMA	4.500	07/01/34	52
109,405		FNMA	4.500	07/01/34	119
930,193		FNMA	4.500	08/01/34	1,008
18,900		FNMA	4.500	08/01/34	21
26,291		FNMA	4.500	09/01/34	29
378,206		FNMA	6.000	12/01/34	422
5,506,468		FNMA	5.500	01/01/35	6,258
1,028,958		FNMA	5.500	01/01/35	1,128
346,470		FNMA	5.500	03/01/35	385
796,763		FNMA	5.500	04/01/35	886
605,862		FNMA	5.500	04/01/35	673
791,422		FNMA	5.500	04/01/35	896
172,555		FNMA	5.500	05/01/35	189
249,389		FNMA	5.500	05/01/35	273
1,738,577		FNMA	5.500	05/01/35	1,976
180,499		FNMA	5.500	05/01/35	197

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,501,858		FNMA	6.000%	05/01/35	$1,680
1,815,577		FNMA	5.500	06/01/35	2,063
1,372,929		FNMA	5.500	06/01/35	1,554
1,047,030		FNMA	5.500	06/01/35	1,190
56,164		FNMA	7.500	06/01/35	63
363,367		FNMA	6.000	07/01/35	400
929,205		FNMA	4.500	08/01/35	1,005
2,101,026		FNMA	5.000	08/01/35	2,281
7,249,072		FNMA	4.000	10/01/35	7,826
4,745,114		FNMA	5.500	10/01/35	5,369
754,164	i	FNMA	2.705	02/01/36	800
894,080		FNMA	6.500	02/01/36	1,007
258,009		FNMA	6.500	02/01/36	291
1,625,061		FNMA	6.000	03/01/36	1,779
976,835	i	FNMA	2.760	07/01/36	1,045
1,313,132		FNMA	6.500	09/01/36	1,477
937,374		FNMA	6.000	12/01/36	1,026
6,810,315	i	FNMA	5.853	01/01/37	7,332
593,106		FNMA	7.000	02/01/37	706
2,013,159		FNMA	6.500	03/01/37	2,263
594,502		FNMA	7.000	04/01/37	708
687,356		FNMA	6.500	08/01/37	773
434,211		FNMA	6.500	08/01/37	488
1,360,711		FNMA	6.000	09/01/37	1,526
1,133,832		FNMA	6.000	09/01/37	1,295
1,923,059		FNMA	6.000	09/01/37	2,196
1,626,057		FNMA	6.000	09/01/37	1,857
837,299		FNMA	6.500	09/01/37	940
423,245		FNMA	6.500	09/01/37	503
363,498		FNMA	6.500	09/01/37	408
167,438		FNMA	6.500	09/01/37	188
561,103	i	FNMA	2.481	10/01/37	603
642,855		FNMA	7.000	11/01/37	765
99,140		FNMA	6.500	01/01/38	117
23,388		FNMA	6.500	02/01/38	26
142,030		FNMA	6.500	03/01/38	160
572,059		FNMA	6.500	03/01/38	654
79,789		FNMA	6.500	03/01/38	94
972,532	i	FNMA	4.917	10/01/38	1,042
1,360,140		FNMA	4.500	01/01/39	1,470
980,182		FNMA	5.500	01/01/39	1,065
903,665		FNMA	6.000	01/01/39	987
1,265,960		FNMA	6.000	01/01/39	1,383
1,847,142		FNMA	4.500	02/01/39	1,996
2,867,385		FNMA	4.000	04/01/39	3,194
2,976,506		FNMA	4.500	04/01/39	3,216
2,378,532		FNMA	4.500	08/01/39	2,570
4,685,777		FNMA	5.500	08/01/39	5,200
10,500,000		FNMA	4.000	02/25/40	11,370
6,364,794		FNMA	4.000	11/01/40	6,830
2,987,715		FNMA	3.500	10/01/42	3,229
74,000,000	h	FNMA	3.000	01/25/43	77,538

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$44,000,000	h	FNMA	3.500%	01/25/43	$46,910
93,000,000	h	FNMA	4.000	01/25/43	99,684
103,000,000	h	FNMA	4.500	01/25/43	111,260
64,000,000	h	FNMA	5.000	01/25/43	69,320
31,000,000	h	FNMA	5.500	01/25/43	33,679
39,150		Government National Mortgage Association (GNMA)	9.000	12/15/17	44
6,292,224		GNMA	2.300	10/15/19	6,517
23,676		GNMA	8.000	06/15/22	27
10,529		GNMA	6.500	08/15/23	12
27,687		GNMA	6.500	08/15/23	32
163,855		GNMA	6.500	05/20/31	188
595,208		GNMA	5.500	07/15/33	658
340,142		GNMA	6.000	10/20/36	380
350,257		GNMA	6.000	01/20/37	392
1,508,064		GNMA	5.500	02/15/37	1,655
1,857,905		GNMA	6.000	02/20/37	2,078
1,161,938		GNMA	5.000	04/15/38	1,268
772,773		GNMA	6.000	08/15/38	863
733,955		GNMA	6.000	08/20/38	819
1,269,480		GNMA	6.500	11/20/38	1,441
2,470,772		GNMA	4.500	03/15/39	2,716
394,761		GNMA	4.500	05/15/39	434
3,298,267		GNMA	4.500	07/20/39	3,618
1,048,490		GNMA	5.000	07/20/39	1,157
1,284,807		GNMA	4.000	08/15/39	1,414
41,000,000	h	GNMA	3.000	01/15/43	43,582
46,000,000	h	GNMA	3.500	01/15/43	49,971
33,000,000	h	GNMA	4.000	01/15/43	36,192
15,000,000	h	GNMA	5.000	01/15/43	16,362
22,000,000	h	GNMA	5.500	01/15/43	24,138
10,000,000	h	GNMA	6.000	01/15/43	11,156
38,000,000	h	GNMA	4.500	01/20/43	41,604
20,000,000	h	GNMA	5.000	01/20/43	21,872

		TOTAL MORTGAGE BACKED			1,102,833

MUNICIPAL BONDS - 2.5%
6,520,000		American Municipal Power	6.270	02/15/50	7,795
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,041
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	3,036
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,448
6,165,000		California Pollution Control Financing Authority	5.000	07/01/27	6,591
4,500,000		California Pollution Control Financing Authority	5.000	07/01/37	4,644
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,752
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,574
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,417
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,352
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	6,342
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,419
4,000,000		City of Dallas, TX	5.078	02/15/22	4,794
1,500,000		City of Dallas, TX	5.195	02/15/35	1,792
850,000		City of Eugene, OR	6.320	08/01/22	962

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000	City of New York, NY	4.500%	06/01/15	$5,271
4,500,000	City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,608
5,000,000	Commonwealth of Massachusetts	5.456	12/01/39	6,284
1,750,000	County of Mercer, NJ	5.380	02/01/17	1,846
4,000,000	Dallas County Hospital District	5.621	08/15/44	5,152
1,680,000	Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,854
1,400,000	Elkhart Redevelopment District	5.500	06/15/18	1,427
7,060,000	Fiscal Year 2005 Securitization Corp	4.760	08/15/19	7,789
1,250,000	Grant County Public Utility District No 2	4.164	01/01/35	1,302
1,900,000	Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,835
19,500,000	Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	19,528
1,000,000	Kansas Development Finance Authority	4.592	05/01/14	1,044
1,350,000	Kansas Development Finance Authority	4.722	05/01/15	1,460
1,000,000	Massachusetts Housing Finance Agency	1.306	06/01/16	997
545,000	Massachusetts Housing Finance Agency	1.776	06/01/17	545
6,320,000	Massachusetts Housing Finance Agency	4.782	12/01/20	6,852
5,400,000	Massachusetts St. Water Pollution Abatement	5.192	08/01/40	6,330
10,000,000	Metropolitan Council	1.750	09/01/20	9,990
4,475,000	Metropolitan Council	1.900	09/01/21	4,435
3,000,000	Metropolitan Washington Airports Authority	5.690	10/01/30	3,249
5,000,000	Metropolitan Water District of Southern California	6.250	07/01/39	5,954
750,000	Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	782
5,000,000	Mississippi Development Bank Special Obligation	5.320	07/01/14	5,244
1,000,000	New York State Environmental Facilities Corp	1.755	06/15/18	1,010
1,200,000	New York State Environmental Facilities Corp	2.005	06/15/19	1,214
1,220,000	New York State Environmental Facilities Corp	2.595	06/15/21	1,237
1,255,000	New York State Environmental Facilities Corp	3.045	06/15/24	1,270
1,225,000	New York State Environmental Facilities Corp	3.195	06/15/25	1,241
500,000	New York State Environmental Facilities Corp	3.684	12/15/29	508
3,000,000	New York State Urban Development Corp	6.500	12/15/18	3,574
270,000	Newport News Economic Development Authority	5.640	01/15/29	292
2,230,000	Newport News Economic Development Authority	5.640	01/15/29	2,536
1,250,000	Niagara Area Development Corp	4.000	11/01/24	1,241
4,750,000	Northern California Power Agency	4.320	07/01/24	4,938
2,450,000	Ohio State Water Development Authority	4.879	12/01/34	2,759
2,500,000	Oklahoma Capital Improvement Authority	5.180	07/01/14	2,684
825,000	Pend Oreille County Public Utility District No Box Canyon	0.984	01/01/14	824
715,000	Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	714
1,220,000	Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,217
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	995
1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	997
1,000,000	Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	997
1,655,000	Pend Oreille County Public Utility District No Box Canyon	3.421	01/01/20	1,650
1,070,000	Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,068
11,500,000	Semitropic Improvement District	2.800	12/01/22	11,708
1,750,000	South Dakota Conservancy District	1.013	08/01/16	1,760
4,490,000	South Dakota Conservancy District	1.648	08/01/18	4,569
4,670,000	South Dakota Conservancy District	1.898	08/01/19	4,746
4,785,000	South Dakota Conservancy District	2.333	08/01/20	4,916
3,750,000	State of California	7.625	03/01/40	5,418
5,000,000	State of Connecticut	5.090	10/01/30	5,745

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,050,000		State of Hawaii	4.670%	05/01/14	$2,155
5,000,000		State of Illinois	4.071	01/01/14	5,147
5,570,000		State of Illinois	4.350	06/01/18	5,920
5,000,000		State of Michigan	2.302	11/01/14	5,134
4,505,000		State of Michigan	3.375	12/01/20	4,788
2,500,000		State of Ohio	5.412	09/01/28	3,241
3,050,000		State of Oregon	5.030	08/01/14	3,262
3,265,000		State of Texas	4.900	08/01/20	3,578
5,000,000		State of Texas	6.072	10/01/29	6,079
3,715,000		State of Washington	5.050	01/01/18	3,738
1,033,000		State of Wisconsin	5.700	05/01/26	1,278
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,006

		TOTAL MUNICIPAL BONDS			279,891

U.S. TREASURY SECURITIES - 2.4%
20,000,000		United States Treasury Bond	3.750	08/15/41	23,506
56,422,000		United States Treasury Bond	2.750	08/15/42	54,482
4,500,000		United States Treasury Note	0.625	02/28/13	4,504
2,325,000		United States Treasury Note	0.125	08/31/13	2,324
2,595,000		United States Treasury Note	0.125	09/30/13	2,594
2,670,000		United States Treasury Note	3.125	09/30/13	2,728
5,985,000		United States Treasury Note	0.250	05/31/14	5,988
20,660,000		United States Treasury Note	0.250	06/30/14	20,668
22,395,000		United States Treasury Note	2.375	08/31/14	23,188
5,000,000		United States Treasury Note	0.250	11/30/14	5,000
3,631,000		United States Treasury Note	2.500	04/30/15	3,816
17,895,000		United States Treasury Note	1.875	06/30/15	18,588
6,350,000		United States Treasury Note	0.250	12/15/15	6,331
8,103,900		United States Treasury Note	0.625	11/30/17	8,077
13,845,000		United States Treasury Note	0.750	12/31/17	13,868
4,550,000		United States Treasury Note	0.875	07/31/19	4,494
4,170,000		United States Treasury Note	1.000	11/30/19	4,130
72,050,000		United States Treasury Note	1.625	11/15/22	71,262

		TOTAL U.S. TREASURY SECURITIES			275,548

		TOTAL GOVERNMENT BONDS			2,505,117

		(Cost $2,419,294)

STRUCTURED ASSETS - 1.5%

ASSET BACKED - 0.6%
10,000,000		AEP Texas Central Transition Funding LLC	2.845	03/01/26	10,620
		Series - 2012 1 (Class A3)
5,000,000		AEP Texas Central Transtion Funding LLC	1.976	06/01/21	5,170
		Series - 2012 1 (Class A2)
1,222,217	i	Bear Stearns Asset Backed Securities Trust	0.580	11/25/39	1,171
		Series - 2005 SD3 (Class 2A1)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.065	06/25/34	3,053
		Series - 2004 OPT1 (Class M1)
596,630	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	596
		Series - 2006 15 (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,205,727	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159%	12/25/36	$1,167
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	2,011
		Series - 2011 LC1A (Class C)
4,943,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	5,556
		Series - 2012 1A (Class A2)
3,463,090	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	3,406
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,574
		Series - 2011 A (Class D)
6,628,128		Lehman XS Trust	6.500	06/25/46	4,105
		Series - 2006 13 (Class 2A1)
708,839	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	701
		Series - 2005 1 (Class M1)
4,010,000	i	Renaissance Home Equity Loan Trust	5.586	11/25/36	2,219
		Series - 2006 3 (Class AF3)
1,000,880	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,030
		Series - 2003 RZ5 (Class A7)
733,229	i	Residential Asset Securities Corp	0.640	04/25/35	717
		Series - 2005 KS3 (Class M3)
6,967,198		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	6,936
		Series - 2006 HI5 (Class A3)
3,181,651		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	3,282
		Series - 2006 HI3 (Class A3)
2,000,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,001
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	199
		Series - 2006 HI1 (Class M2)
740,211	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	712
		Series - 2006 OP1 (Class A2C)
3,045,000	g	SLM Student Loan Trust	3.740	02/15/29	3,301
		Series - 2011 B (Class A2)
1,497,671	i	Soundview Home Equity Loan Trust	0.510	11/25/35	1,451
		Series - 2005 OPT3 (Class A4)
699,092	i	Structured Asset Investment Loan Trust	0.610	05/25/35	694
		Series - 2005 4 (Class M1)
1,146,039	i	Structured Asset Investment Loan Trust	0.490	12/25/35	1,138
		Series - 2005 10 (Class A5)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	3,121
		Series - 2010 VNO (Class C)
775,724	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	747
		Series - 2006 N1 (Class N1)
1,134,247	g,i	Wachovia Loan Trust	0.570	05/25/35	961
		Series - 2005 SD1 (Class A)
663,493	i	Wells Fargo Home Equity Trust	0.350	07/25/36	655
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			68,294

OTHER MORTGAGE BACKED - 0.9%
135,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	153
		Series - 2006 4 (Class AM)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,458

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Series - 2006 PW13 (Class AM)
$2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	$2,697
		Series - 2006 T24 (Class AM)
174,392		Citicorp Mortgage Securities, Inc	5.750	11/25/36	176
		Series - 2006 6 (Class A2)
8,193		Citicorp Mortgage Securities, Inc	6.000	05/25/37	8
		Series - 2007 4 (Class 1A7)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.349	04/15/22	46
		Series - 2007 FL3A (Class A2)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,876
		Series - 2007 C9 (Class AM)
2,311,720		Countrywide Alternative Loan Trust	5.500	08/25/16	2,391
		Series - 2004 30CB (Class 1A15)
1,061,113		Countrywide Alternative Loan Trust	5.500	08/25/34	1,069
		Series - 2004 14T2 (Class A2)
1,340,987		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,364
		Series - 2005 6 (Class 1A10)
1,354,283		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	1,399
		Series - 2003 35 (Class 1A1)
469,981		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	472
		Series - 2005 12 (Class 1A5)
56,740		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	57
		Series - 2005 J3 (Class 1A1)
1,087,265	g,i	Credit Suisse Mortgage Capital Certificates	0.389	04/15/22	1,033
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	4,052
		Series - 2006 OMA (Class D)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	4,704
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	1,219
		Series - 2003 C3 (Class B)
2,925,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,083
		Series - 2012 SHOP (Class A)
8,020,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	8,663
		Series - 2012 ALOH (Class A)
1,950,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	2,036
		Series - 2012 GSMS (Class C)
1,690,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	1,892
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	2,951
		Series - 2010 C2 (Class B)
918,189	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.584	07/15/19	894
		Series - 2007 FL1A (Class A1)
2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	2,341
		Series - 2011 C4 (Class C)
169,511	i	JP Morgan Mortgage Trust	4.295	04/25/35	172
		Series - 2005 A2 (Class 5A1)
6,120,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	7,105
		Series - 2007 C1 (Class A4)
315,569		MASTER Asset Securitization Trust	5.000	05/25/35	316
		Series - 2005 1 (Class 2A5)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,794

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

		Series - 2005 CIP1 (Class AM)
$6,300,000	i	Morgan Stanley Capital I	5.447%	02/12/44	$7,281
		Series - 2007 HQ11 (Class A4)
710,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	756
		Series - 2011 C1 (Class D)
2,185,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	2,452
		Series - 2011 C1 (Class C)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	926
		Series - 2007 T25 (Class AM)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,227
		Series - 2010 OBP (Class A)
1,419,530		Residential Accredit Loans, Inc	4.350	03/25/34	1,456
		Series - 2004 QS4 (Class A1)
4,952,156	i	Residential Accredit Loans, Inc	0.400	05/25/46	3,300
		Series - 2006 QO5 (Class 2A1)
1,400,000		RFMSI Trust	5.500	03/25/35	1,462
		Series - 2005 S2 (Class A6)
4,493,105	i	Sequoia Mortgage Trust	2.500	12/25/42	4,596
		Series - 2012 6 (Class A1)
1,838,900	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,861
		Series - 2012 1A (Class A)
1,413,350	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,456
		Series - 0 2A (Class A)
134,590	i	Structured Adjustable Rate Mortgage Loan Trust	0.970	03/25/35	134
		Series - 2005 6XS (Class A3)
1,740,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	1,994
		Series - 2007 C30 (Class A5)
4,250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	4,534
		Series - 2007 C30 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,893
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,301
		Series - 2006 C29 (Class AM)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	5.921	02/15/51	2,030
		Series - 2007 C33 (Class A5)
82,786		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	83
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			99,163

		TOTAL STRUCTURED ASSETS			167,457

		(Cost $160,404)

		TOTAL BONDS			4,296,083

		(Cost $4,117,544)

SHARES	COMPANY

COMMON STOCKS - 60.5%

AUTOMOBILES & COMPONENTS - 1.3%
67,500	Aisin Seiki Co Ltd	2,108

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

115,296	*	American Axle & Manufacturing Holdings, Inc	$1,291
127,203		Bayerische Motoren Werke AG.	12,378
37,510		Bayerische Motoren Werke AG. (Preference)	2,430
7,792	*	BorgWarner, Inc	558
187,700		Denso Corp	6,536
3,187,568		Ford Motor Co	41,279
8,129	*,e	Fuel Systems Solutions, Inc	119
71,000		Fuji Heavy Industries Ltd	895
236,929		Harley-Davidson, Inc	11,572
361,780		Honda Motor Co Ltd	13,398
755,892		Johnson Controls, Inc	23,206
254,000	*	Mitsubishi Motors Corp	263
38,400	*	Modine Manufacturing Co	312
836,900		Nissan Motor Co Ltd	7,941
232,893	*,e	Peugeot S.A.	1,700
97,815		Pirelli & C S.p.A.	1,127
109,499		Renault S.A.	5,947
3,200		Spartan Motors, Inc	16
9,200		Stanley Electric Co Ltd	131
48,870		Superior Industries International, Inc	997
123,300		Suzuki Motor Corp	3,227
107,999	*	Tenneco, Inc	3,792
7,617	*,e	Tesla Motors, Inc	258
2,900		Toyoda Gosei Co Ltd	59
3,500		Toyota Boshoku Corp	41
81,600		Toyota Industries Corp	2,605
102,500	e	Yamaha Motor Co Ltd	1,135

		TOTAL AUTOMOBILES & COMPONENTS	145,321

BANKS - 3.5%
1,099	e	Arrow Financial Corp	27
502,957		Australia & New Zealand Banking Group Ltd	13,246
1,911,833		Banca Intesa S.p.A.	3,306
766,621		Banca Intesa S.p.A. RSP	1,089
912,901		Banco Bilbao Vizcaya Argentaria S.A.	8,482
1,365,241		Banco Santander Central Hispano S.A.	11,095
25,289		Bank of Hawaii Corp	1,114
207,400	e	Bank of Nova Scotia	11,981
1,020,309		BB&T Corp	29,701
4,416		Bendigo Bank Ltd	39
47,100		CapitalSource, Inc	357
7,221		Capitol Federal Financial	84
3,360		Cathay General Bancorp	66
64,852	*	Citizens Republic Bancorp, Inc	1,230
2,120		Columbia Banking System, Inc	38
165,930		Comerica, Inc	5,034
1,214		Commerce Bancshares, Inc	43
301,281		Commonwealth Bank of Australia	19,621
3,936		Community Bank System, Inc	108
9,127		Cullen/Frost Bankers, Inc	495
102,941	*	Danske Bank AS	1,748
236,588		DNB NOR Holding ASA	3,024

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,051		East West Bancorp, Inc	$216
107,598		First Horizon National Corp	1,066
2,500	*,e	Flagstar Bancorp, Inc	49
16,186		FNB Corp	172
2,590		Glacier Bancorp, Inc	38
5,441		Hancock Holding Co	173
508,500		Hang Seng Bank Ltd	7,850
3,209,118		HSBC Holdings plc	34,006
199,570		Hudson City Bancorp, Inc	1,623
174,643		Huntington Bancshares, Inc	1,116
1,147		International Bancshares Corp	21
90,119		KBC Groep NV	3,141
1,222,260		Keycorp	10,291
156,974	e	M&T Bank Corp	15,457
1,300		MainSource Financial Group, Inc	16
1,800		MB Financial, Inc	36
2,071,200		Mitsubishi UFJ Financial Group, Inc	11,207
3,874,400		Mizuho Financial Group, Inc	7,104
403,419		National Australia Bank Ltd	10,611
6,490		National Penn Bancshares, Inc	60
1,500		NBT Bancorp, Inc	30
145,456	e	New York Community Bancorp, Inc	1,905
644,338		Nordea Bank AB	6,198
19,938		Old National Bancorp	237
600	e	Park National Corp	39
2,728		People’s United Financial, Inc	33
2,500	*	Pinnacle Financial Partners, Inc	47
563,484		PNC Financial Services Group, Inc	32,857
20,000	*	Popular, Inc	416
53,363		Provident Financial Services, Inc	796
577,056	e	Radian Group, Inc	3,526
1,394,777		Regions Financial Corp	9,931
155,400		Resona Holdings, Inc	711
2,569		Rockville Financial, Inc	33
250,810		Royal Bank of Canada (Toronto)	15,099
1,000		S&T Bancorp, Inc	18
281,200		Shizuoka Bank Ltd	2,747
3,487	*	Signature Bank	249
221,278		Skandinaviska Enskilda Banken AB (Class A)	1,893
369,841		Standard Chartered plc	9,571
190,200		Sumitomo Mitsui Financial Group, Inc	6,912
16,927		Susquehanna Bancshares, Inc	177
28,454	*	SVB Financial Group	1,593
45,092		Swedbank AB (A Shares)	886
800	*	Texas Capital Bancshares, Inc	36
157,511	e	Toronto-Dominion Bank	13,262
1,700		Trustmark Corp	38
3,150		Umpqua Holdings Corp	37
718,558	*	UniCredit S.p.A	3,539
1,369,982		US Bancorp	43,757
13,956		Webster Financial Corp	287
5,690	*	Western Alliance Bancorp	60

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

629,923		Westpac Banking Corp	$17,260
1,110		Wintrust Financial Corp	41
37,356		Zions Bancorporation	799

		TOTAL BANKS	391,201

CAPITAL GOODS - 5.0%
489,783		3M Co	45,476
11,675		A.O. Smith Corp	736
43,017		ACS Actividades Cons y Servicios S.A.	1,090
13,978		Actuant Corp (Class A)	390
5,085		Acuity Brands, Inc	344
1,900	*	Aegion Corp	42
75,930		Alfa Laval AB	1,588
2,655	*,e	American Superconductor Corp	7
655,215		Ametek, Inc	24,616
4,300		Ampco-Pittsburgh Corp	86
5,965		Apogee Enterprises, Inc	143
56,219	*,e	ArvinMeritor, Inc	266
368,000	e	Asahi Glass Co Ltd	2,687
51,800		Assa Abloy AB (Class B)	1,950
10,969		Astec Industries, Inc	366
153,909		Atlas Copco AB (A Shares)	4,268
135,146		Atlas Copco AB (B Shares)	3,317
293,206		Balfour Beatty plc	1,320
116,424		Barnes Group, Inc	2,615
2,120	*,e	Beacon Roofing Supply, Inc	71
4,234		Belden CDT, Inc	191
106,747		Bouygues S.A.	3,177
29,997		Briggs & Stratton Corp	632
108,048	*,e	Builders FirstSource, Inc	603
299,328		Bunzl plc	4,954
4,279	*	Chart Industries, Inc	285
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,764
10,768	*	Colfax Corp	435
144,774		Compagnie de Saint-Gobain	6,217
210,677		Cummins, Inc	22,827
46,600		Daikin Industries Ltd	1,601
635,413		Danaher Corp	35,520
372,388		Deere & Co	32,182
67,977		Dover Corp	4,467
340,868		Eaton Corp	18,475
4,941		EMCOR Group, Inc	171
707,138		Emerson Electric Co	37,450
7,019	*	EnerSys	264
1,450		ESCO Technologies, Inc	54
2,909	*	Esterline Technologies Corp	185
143,829		Fastenal Co	6,715
144,300		Fiat Industrial S.p.A.	1,581
78,034	*,e	FuelCell Energy, Inc	72
400		Gardner Denver, Inc	27
21,353		GEA Group AG.	694
11,801		Geberit AG.	2,616

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

48,876	*	Gibraltar Industries, Inc	$778
1,500		Gorman-Rupp Co	45
66,177		Graco, Inc	3,407
41,220	*	GrafTech International Ltd	387
1,400		H&E Equipment Services, Inc	21
4,485		Heico Corp	201
14,756	*	Hexcel Corp	398
32,600	e	Hitachi Construction Machinery Co Ltd	686
12,125	*	Hochtief AG.	709
4,000		Houston Wire & Cable Co	49
521,422		Illinois Tool Works, Inc	31,708
133,866		Ingersoll-Rand plc	6,420
2,300		Insteel Industries, Inc	29
349,846		Invensys plc	1,872
2,187		Joy Global, Inc	140
7,600		JTEKT Corp	72
213,800		Komatsu Ltd	5,486
380,797		Koninklijke Philips Electronics NV	10,084
320,000		Kubota Corp	3,679
6,983	*	Layne Christensen Co	170
36,587		LB Foster Co (Class A)	1,589
26,197		Lincoln Electric Holdings, Inc	1,275
27,700		LIXIL Group Corp	618
15,600		Makita Corp	725
659,000		Marubeni Corp	4,729
463,592		Masco Corp	7,723
44,896		Metso Oyj	1,917
750	*	Middleby Corp	96
482,000		Mitsubishi Electric Corp	4,104
7,683		MSC Industrial Direct Co (Class A)	579
114,717	*	NCI Building Systems, Inc	1,595
83,000		NGK Insulators Ltd	985
28,000	e	Nidec Corp	1,635
142,776		Nordson Corp	9,012
86,000		NSK Ltd	612
152,793		Orkla ASA	1,339
165,398	*	Owens Corning, Inc	6,118
287,127		Paccar, Inc	12,981
25,360		Pall Corp	1,528
35,299		Parker Hannifin Corp	3,003
141,553		Pentair Ltd	6,957
43,401	*,e	Polypore International, Inc	2,018
175,651		Precision Castparts Corp	33,272
35,452		Quanex Building Products Corp	724
118,919	*	Quanta Services, Inc	3,245
94,352		Rockwell Automation, Inc	7,925
10,342		Rockwell Collins, Inc	602
50,799		Roper Industries, Inc	5,663
3,300	*	Rush Enterprises, Inc (Class A)	68
236,880		Sandvik AB	3,807
2,100		Sauer-Danfoss, Inc	112
172,100		Scania AB (B Shares)	3,578

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

182,088		Schneider Electric S.A.	$13,336
1,857,500		SembCorp Industries Ltd	8,099
98,000		Shimizu Corp	368
66,100		Skanska AB (B Shares)	1,085
42,500		SKF AB (B Shares)	1,076
69,349		Smiths Group plc	1,358
17,535		Snap-On, Inc	1,385
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	3,566
13,155		Sulzer AG.	2,082
161,300		Sumitomo Electric Industries Ltd	1,864
5,435	e	TAL International Group, Inc	198
104,755		Tennant Co	4,604
18,487		Timken Co	884
6,400		Toyota Tsusho Corp	158
5,051	*	Trex Co, Inc	188
38,902	*	United Rentals, Inc	1,771
48,780	*,e	USG Corp	1,369
2,941		Valmont Industries, Inc	402
176,760		Vinci S.A.	8,511
436,090		Volvo AB (B Shares)	6,013
122,232		W.W. Grainger, Inc	24,736
25,258	*	Wabash National Corp	227
38,428	*	WABCO Holdings, Inc	2,505
27,403	*,e	WESCO International, Inc	1,848
44,334		Westinghouse Air Brake Technologies Corp	3,881
125,988		Wolseley plc	6,025
12,153		Xylem, Inc	329
6,412		Zardoya Otis S.A.	91

		TOTAL CAPITAL GOODS	568,971

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,604		ABM Industries, Inc	52
197,072	*	ACCO Brands Corp	1,446
80,180		Adecco S.A.	4,246
14,675		Aggreko plc	419
176,082		Avery Dennison Corp	6,149
205,697		Brambles Ltd	1,631
2,800		Bureau Veritas S.A.	314
120,569		Capita Group plc	1,490
2,000		CDI Corp	34
2,394	*	Copart, Inc	71
9,841		Corporate Executive Board Co	467
218,000		Dai Nippon Printing Co Ltd	1,709
24,020		Deluxe Corp	774
82,626	e	Dun & Bradstreet Corp	6,499
22,336		Equifax, Inc	1,209
313,217		Experian Group Ltd	5,048
2,000		Heidrick & Struggles International, Inc	31
8,629		Herman Miller, Inc	185
21,504		HNI Corp	646
9,308	*	IHS, Inc (Class A)	894
1,660	*,e	Innerworkings, Inc	23

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

7,700		Intertek Group plc	$391
122,588		Iron Mountain, Inc	3,806
1,800		Kelly Services, Inc (Class A)	28
29,712		Manpower, Inc	1,261
2,100	*	Mobile Mini, Inc	44
1,000	*	On Assignment, Inc	20
50,982	e	Pitney Bowes, Inc	542
18,371	e	R.R. Donnelley & Sons Co	165
34,400		Randstad Holdings NV	1,277
162,118		Robert Half International, Inc	5,159
58,400		Secom Co Ltd	2,942
400		Societe BIC S.A.	48
1,544	*	Standard Parking Corp	34
44,676	*	Tetra Tech, Inc	1,182
179,000		Toppan Printing Co Ltd	1,110
463,660		Tyco International Ltd	13,562
2,100		Viad Corp	57
174,423		Waste Management, Inc	5,885

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	70,850

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	2,593
4,859	e	American Greetings Corp (Class A)	82
64,500		Burberry Group plc	1,297
32,738	e	Callaway Golf Co	213
11,726	*	Carter’s, Inc	653
30,920		Christian Dior S.A.	5,270
126,573		Compagnie Financiere Richemont S.A.	9,935
24,000		Electrolux AB (Series B)	634
7,187	e	Ethan Allen Interiors, Inc	185
11,700		Gildan Activewear, Inc	427
573,700	e	Matsushita Electric Industrial Co Ltd	3,506
520,280		Mattel, Inc	19,053
7,456	*	Meritage Homes Corp	278
9,802	*	Mohawk Industries, Inc	887
23,800		Movado Group, Inc	730
541,306		Nike, Inc (Class B)	27,931
146,900		Nikon Corp	4,337
18,943		Oxford Industries, Inc	878
9,478		Perry Ellis International, Inc	189
2,000		Pool Corp	85
27,543		Ryland Group, Inc	1,005
50,000		Sekisui Chemical Co Ltd	436
96,000		Sekisui House Ltd	1,051
132,000	e	Sharp Corp	462
234,000		Sony Corp	2,624
15,833		Tupperware Corp	1,015
25,742	*,e	Under Armour, Inc (Class A)	1,249
4,500	*	Unifi, Inc	59
23,163		VF Corp	3,497
53,300	e	Yamaha Corp	565

		TOTAL CONSUMER DURABLES & APPAREL	91,126

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

CONSUMER SERVICES - 1.2%
41,319		Accor S.A.	$1,474
35,220	*	AFC Enterprises	920
800	*,e	American Public Education, Inc	29
30,700		Benesse Corp	1,278
25,421		Brinker International, Inc	788
1,171		CBRL Group, Inc	75
7,675	*	Chipotle Mexican Grill, Inc (Class A)	2,283
103,153	e	Choice Hotels International, Inc	3,468
8,683	*,e	Coinstar, Inc	452
514,283		Compass Group plc	6,105
86,851		Darden Restaurants, Inc	3,914
1,346	*	DineEquity, Inc	90
16,334		Domino’s Pizza, Inc	711
7,832		Dunkin Brands Group, Inc	260
3,984	*	Jack in the Box, Inc	114
369,506		Marriott International, Inc (Class A)	13,771
595,733		McDonald’s Corp	52,549
3,606	*	Panera Bread Co (Class A)	573
1,300	*	Papa John’s International, Inc	71
33,974		Royal Caribbean Cruises Ltd	1,155
11,375	*	Ruby Tuesday, Inc	89
29,578	*	Sonic Corp	308
688,843		Starbucks Corp	36,936
136,400		Starwood Hotels & Resorts Worldwide, Inc	7,824
9,100		Tim Hortons, Inc (Toronto)	447
2,200		Universal Technical Institute, Inc	22
11,685		Whitbread plc	470

		TOTAL CONSUMER SERVICES	136,176

DIVERSIFIED FINANCIALS - 3.2%
4,200	e	Aeon Credit Service Co Ltd	85
251,412	*	American Capital Ltd	3,017
749,602		American Express Co	43,087
196,682		Ameriprise Financial, Inc	12,318
12,499		Ares Capital Corp	219
1,355,087		Bank of New York Mellon Corp	34,826
146,733		BlackRock, Inc	30,331
604,072		Capital One Financial Corp	34,994
1,431,454		Charles Schwab Corp	20,556
310,655		CME Group, Inc	15,753
1,362	e	Cohen & Steers, Inc	42
69,415		Deutsche Boerse AG.	4,257
749,635		Discover Financial Services	28,898
17,544		Eaton Vance Corp	559
51,550		Evercore Partners, Inc (Class A)	1,556
229,873		Franklin Resources, Inc	28,895
91,164	*	IntercontinentalExchange, Inc	11,287
1,750	*	International Assets Holding Corp	31
508,141		Invesco Ltd	13,257
3,030	*	Investment Technology Group, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

61,166	e	Janus Capital Group, Inc	$521
1,570		KBW, Inc	24
60,728		Kinnevik Investment AB (Series B)	1,270
62,663		Legg Mason, Inc	1,612
7,400	e	Main Street Capital Corp	226
26,620		Mitsubishi UFJ Lease & Finance Co Ltd	1,145
76,231		Nasdaq Stock Market, Inc	1,907
135,919	*	NewStar Financial, Inc	1,904
240,120		Northern Trust Corp	12,044
250,268		NYSE Euronext	7,893
22,527	*,e	PHH Corp	513
8,995		Prospect Capital Corp	98
15,778	*	Safeguard Scientifics, Inc	233
489,115		State Street Corp	22,993
5,000	*	SWS Group, Inc	26
287,043		T Rowe Price Group, Inc	18,695
16,754	e	Triangle Capital Corp	427

		TOTAL DIVERSIFIED FINANCIALS	355,526

ENERGY - 5.7%
40,000		Acergy S.A.	961
46,000		Aker Kvaerner ASA	953
6,000		Alon USA Energy, Inc	109
52,019		AMEC plc	860
315,610		Apache Corp	24,775
45,500	e	ARC Energy Trust	1,118
13,661	*	Atwood Oceanics, Inc	626
23,645	*,e	Basic Energy Services, Inc	270
854,626		BG Group plc	14,255
270,701	*	Cameron International Corp	15,284
6,694		CARBO Ceramics, Inc	524
14,005	*	Carrizo Oil & Gas, Inc	293
287,400		Cenovus Energy, Inc (Toronto)	9,619
165,841	*	Cheniere Energy, Inc	3,114
98,049		Cimarex Energy Co	5,660
260,946	*,e	Clean Energy Fuels Corp	3,249
58,723	*	Compagnie Generale de Geophysique S.A.	1,784
31,699	*	Comstock Resources, Inc	480
29,437	*	Concho Resources, Inc	2,371
46,605		Contango Oil & Gas Co	1,974
146,657	*	Continental Resources, Inc	10,778
163,000		Cosmo Oil Co Ltd	365
57,300	e	Crescent Point Energy Corp	2,167
190,536		Crosstex Energy, Inc	2,732
17,312	*	CVR Energy, Inc	845
124,890	*	CVR Energy, Inc (Contingent value right)	0	^
11,452	*	Dawson Geophysical Co	302
8,640		Delek Group Ltd	2,033
2,500		Delek US Holdings, Inc	63
486,380	*	Denbury Resources, Inc	7,879
430,963		Devon Energy Corp	22,427
290,374	e	Enbridge, Inc	12,558

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,150		Energen Corp	$52
72,600	e	Enerplus Resources Fund	942
624,899		ENI S.p.A.	15,308
287,176		EOG Resources, Inc	34,688
320,742		Equitable Resources, Inc	18,917
11,351	*	Exterran Holdings, Inc	249
306,614	*	FMC Technologies, Inc	13,132
19,000		Fugro NV	1,127
183,458		Galp Energia SGPS S.A.	2,848
8,642	*	Geospace Technologies Corp	768
65,141	*,e	Goodrich Petroleum Corp	607
22,906		Gulf Island Fabrication, Inc	550
187,072	*	Hercules Offshore, Inc	1,156
366,724		Hess Corp	19,422
155,177	*	Hornbeck Offshore Services, Inc	5,329
16,000		Idemitsu Kosan Co Ltd	1,394
670		Inpex Holdings, Inc	3,583
60,455	*	ION Geophysical Corp	394
44,211	*	Key Energy Services, Inc	307
6,091		Kinder Morgan Management LLC	460
676,402	*	Kodiak Oil & Gas Corp	5,986
749,902		Marathon Oil Corp	22,992
396,815		Marathon Petroleum Corp	24,999
6,367	*	Matrix Service Co	73
458,618		National Oilwell Varco, Inc	31,347
3,769	*	Natural Gas Services Group, Inc	62
126,731	e	Neste Oil Oyj	1,643
149,177		Nexen, Inc	3,985
180,694		Noble Corp	6,292
297,640		Noble Energy, Inc	30,282
29,282	*,e	Northern Oil And Gas, Inc	493
21,344	*	Oasis Petroleum, Inc	679
38,856		Oceaneering International, Inc	2,090
28,748	*	Oil States International, Inc	2,057
209,409		OMV AG.	7,588
575,443		Origin Energy Ltd	7,074
64,100	e	Pacific Rubiales Energy Corp (Toronto)	1,489
116,848	*	Parker Drilling Co	538
37,146	*	PDC Energy, Inc	1,234
141,200	e	Penn West Energy Trust	1,533
68,060	*	Petroquest Energy, Inc	337
423,386		Phillips 66	22,482
87,693	*	Pioneer Energy Services Corp	637
202,264		Pioneer Natural Resources Co	21,559
37,029	*	Plains Exploration & Production Co	1,738
282,498		Questar Market Resources, Inc	8,551
150,641	*,e	Quicksilver Resources, Inc	431
143,996		Range Resources Corp	9,047
2,289,845		Rentech, Inc	6,022
328,769		Repsol YPF S.A.	6,711
36,777	*	Rex Energy Corp	479
48,811		Saipem S.p.A.	1,901

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

467,068		Santos Ltd	$5,472
894		SEACOR Holdings, Inc	75
58,600		Showa Shell Sekiyu KK	332
337,955	*	Southwestern Energy Co	11,291
954,987		Spectra Energy Corp	26,148
108,961		St. Mary Land & Exploration Co	5,689
403,405		Statoil ASA	10,168
430,104		Suncor Energy, Inc	14,144
88,722	*	Superior Energy Services	1,838
451,000		Talisman Energy, Inc	5,101
22,440		Technip S.A.	2,595
159,456		Tenaris S.A.	3,325
5,071	*	Tetra Technologies, Inc	38
262,191		Tullow Oil plc	5,466
80,823	*,e	Ultra Petroleum Corp	1,465
46,868	*	Unit Corp	2,111
25,000	*,e	Vantage Drilling Co	46
933,272	*	Weatherford International Ltd	10,443
320,238	e	Western Refining, Inc	9,028
130,361	*	Whiting Petroleum Corp	5,654
443,674		Williams Cos, Inc	14,526

		TOTAL ENERGY	638,947

FOOD & STAPLES RETAILING - 0.9%
173,400	e	Aeon Co Ltd	1,982
179,256		Carrefour S.A.	4,615
844		Casey’s General Stores, Inc	45
13,576		Casino Guichard Perrachon S.A.	1,300
5,000		Colruyt S.A.	248
31,318		Delhaize Group	1,261
53,710		Distribuidora Internacional de Alimentacion S.A.	343
275,568		J Sainsbury plc	1,559
59,300	e	Jeronimo Martins SGPS S.A.	1,147
6,988		Kesko Oyj (B Shares)	229
243,267		Koninklijke Ahold NV	3,262
377,848		Kroger Co	9,832
11,800		Lawson, Inc	801
42,800		Loblaw Cos Ltd	1,804
57,100	e	Metcash Ltd	198
68,666		Metro AG.	1,908
12,200	e	Metro, Inc	777
2,263		Pricesmart, Inc	174
316,705	e	Safeway, Inc	5,729
149,700		Seven & I Holdings Co Ltd	4,220
18,582		Spartan Stores, Inc	285
807,032		Sysco Corp	25,551
1,918,076		Tesco plc	10,566
1,270	*	United Natural Foods, Inc	68
93,077		Whole Foods Market, Inc	8,501
386,938		WM Morrison Supermarkets plc	1,661
265,072		Woolworths Ltd	8,132

		TOTAL FOOD & STAPLES RETAILING	96,198

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 2.4%
161,000		Ajinomoto Co, Inc	$2,130
51,945		Aryzta AG.	2,673
191,588		Associated British Foods plc	4,895
16,050		Bunge Ltd	1,167
2,423	e	Calavo Growers, Inc	61
320,129	e	Campbell Soup Co	11,169
131,532		ConAgra Foods, Inc	3,880
19,775	*	Darling International, Inc	317
30,775		Dr Pepper Snapple Group, Inc	1,360
9,693		Flowers Foods, Inc	226
787,650		General Mills, Inc	31,829
70,022	*,e	Green Mountain Coffee Roasters, Inc	2,896
171,325		Groupe Danone	11,285
442,005		H.J. Heinz Co	25,495
5,759	*	Hain Celestial Group, Inc	312
65,855		Hillshire Brands Co	1,853
21,922		Hormel Foods Corp	684
39,791		J.M. Smucker Co	3,432
501,093		Kellogg Co	27,986
28,997		Kerry Group plc (Class A)	1,532
31,000		Kikkoman Corp	443
458		Lindt & Spruengli AG.	1,494
21		Lindt & Spruengli AG. (Reg)	795
24,873		McCormick & Co, Inc	1,580
74,148		Mead Johnson Nutrition Co	4,886
1,188,820		Mondelez International, Inc	30,279
13,000		Nippon Meat Packers, Inc	180
39,000		Nisshin Seifun Group, Inc	488
14,500		Nissin Food Products Co Ltd	550
857,662		PepsiCo, Inc	58,690
29,100		Saputo, Inc	1,472
13,800		Suedzucker AG.	566
12,546		Tate & Lyle plc	155
11,427	e	Tootsie Roll Industries, Inc	296
2,939	*	TreeHouse Foods, Inc	153
405,114		Unilever NV	15,501
481,826		Unilever plc	18,729
42,800	e	Yakult Honsha Co Ltd	1,875
6,000		Yamazaki Baking Co Ltd	67

		TOTAL FOOD, BEVERAGE & TOBACCO	273,381

HEALTH CARE EQUIPMENT & SERVICES - 2.2%
888,663		Abbott Laboratories	58,207
450,512		Aetna, Inc	20,859
8,037	*	Align Technology, Inc	223
10,800	*	Amsurg Corp	324
546,940		Baxter International, Inc	36,459
322,043		Becton Dickinson & Co	25,181
54,777	*	Centene Corp	2,246
4,495		Chemed Corp	308

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

186,841		Cigna Corp	$9,988
9,815	*	Conceptus, Inc	206
700	*	Cyberonics, Inc	37
5,764		Dentsply International, Inc	228
15,359	*	Edwards Lifesciences Corp	1,385
8,354	*	Gentiva Health Services, Inc	84
12,050	*	Greatbatch, Inc	280
4,374	*	Haemonetics Corp	179
18,890	*	Henry Schein, Inc	1,520
72,540		Hill-Rom Holdings, Inc	2,067
10,561	*	HMS Holdings Corp	274
119,951		Humana, Inc	8,232
1,185	*	ICU Medical, Inc	72
45,302	*	Idexx Laboratories, Inc	4,204
2,446		Invacare Corp	40
61,900	*	Inverness Medical Innovations, Inc	1,145
6,078	*	LHC Group, Inc	129
58,522	*	LifePoint Hospitals, Inc	2,209
10,330	*,e	MAKO Surgical Corp	133
1,730	*	MedAssets, Inc	29
5,257	*	Medidata Solutions, Inc	206
903,388		Medtronic, Inc	37,057
55,639	*	Molina Healthcare, Inc	1,506
8,672	*	MWI Veterinary Supply, Inc	954
14,388	*	Natus Medical, Inc	161
1,976	*	NuVasive, Inc	31
2,364	*	NxStage Medical, Inc	27
3,000	*	Omnicell, Inc	45
7,475	*	OraSure Technologies, Inc	54
2,718	e	Owens & Minor, Inc	77
5,380	*	Palomar Medical Technologies, Inc	50
86,208		Patterson Cos, Inc	2,951
4,910		Quality Systems, Inc	85
39,293		Resmed, Inc	1,633
3,688	*	Sirona Dental Systems, Inc	238
56,474		Sonic Healthcare Ltd	788
36,974		STERIS Corp	1,284
4,400		Suzuken Co Ltd	124
7,700		Sysmex Corp	355
438,368		WellPoint, Inc	26,705
2,100	*,e	Wright Medical Group, Inc	44

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	250,623

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
4		Avon Products, Inc	0	^
9,680		Beiersdorf AG.	793
37,182		Clorox Co	2,722
377,785		Colgate-Palmolive Co	39,493
281,616		Estee Lauder Cos (Class A)	16,858
210		Henkel KGaA	14
156,880		Henkel KGaA (Preference)	12,907
23,052	e	Herbalife Ltd	759

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

53,400		Kao Corp	$1,391
404,665		Kimberly-Clark Corp	34,166
63,795		L’Oreal S.A.	8,877
44,575	*	Medifast, Inc	1,176
16,029		Nu Skin Enterprises, Inc (Class A)	594
1,253,495		Procter & Gamble Co	85,100
152,666		Reckitt Benckiser Group plc	9,691
145,090		Svenska Cellulosa AB (B Shares)	3,155

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	217,696

INSURANCE - 3.5%
404,508		ACE Ltd	32,280
592,920		Aflac, Inc	31,496
1,543,100		AMP Ltd	7,827
1,200	e	Amtrust Financial Services, Inc	34
61,969	*	Arch Capital Group Ltd	2,728
13,380		Arthur J. Gallagher & Co	464
131,054		Aspen Insurance Holdings Ltd	4,204
421,903		Assicurazioni Generali S.p.A.	7,710
94,531		Assurant, Inc	3,280
30,787		Axis Capital Holdings Ltd	1,067
862,610	*	Berkshire Hathaway, Inc (Class B)	77,376
389,450		Chubb Corp	29,333
427,236		Cincinnati Financial Corp	16,731
280,593		CNP Assurances	4,319
102,203		Delta Lloyd NV	1,684
1,400		Donegal Group, Inc (Class A)	20
4,146	*	eHealth, Inc	114
2,400		Employers Holdings, Inc	49
10,644		Endurance Specialty Holdings Ltd	423
11,630		First American Financial Corp	280
608,847	*	Genworth Financial, Inc (Class A)	4,572
3,500	*	Hilltop Holdings, Inc	47
588,027		Insurance Australia Group Ltd	2,896
1,916		Kemper Corp	57
4,990	*	Markel Corp	2,163
36,551		Marsh & McLennan Cos, Inc	1,260
4,850		Meadowbrook Insurance Group, Inc	28
123,177		Montpelier Re Holdings Ltd	2,816
75,286		Muenchener Rueckver AG.	13,591
59,105	*,e	National Financial Partners Corp	1,013
700	*	Navigators Group, Inc	36
2,849,807		Old Mutual plc	8,370
13,746		PartnerRe Ltd	1,106
21,807	*	Phoenix Cos, Inc	539
56,579		Platinum Underwriters Holdings Ltd	2,603
2,297		Primerica, Inc	69
357,357		Principal Financial Group	10,192
4,078		ProAssurance Corp	172
929,925		Progressive Corp	19,621
42,513		Protective Life Corp	1,215
523,933		Prudential Financial, Inc	27,941

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

912,978		Prudential plc	$13,026
5,153		RenaissanceRe Holdings Ltd	419
1,421		RLI Corp	92
2,022,246		Royal & Sun Alliance Insurance Group plc	4,176
900		Safety Insurance Group, Inc	42
6,001		SeaBright Insurance Holdings, Inc	66
2,400		Selective Insurance Group, Inc	46
2,490		Stancorp Financial Group, Inc	91
1,244,153		Standard Life plc	6,801
13,455	e	Stewart Information Services Corp	350
169,853		Swiss Re Ltd	12,314
177,900		T&D Holdings, Inc	2,166
446,182		Travelers Cos, Inc	32,045
800		TrygVesta AS	61

		TOTAL INSURANCE	393,421

MATERIALS - 4.0%
56,058		Agnico-Eagle Mines Ltd	2,938
23,600		Agrium, Inc (Toronto)	2,352
96,390		Air Liquide	12,178
308,797		Air Products & Chemicals, Inc	25,945
21,000		Air Water, Inc	269
23,600		Akzo Nobel NV	1,562
744,736		Alcoa, Inc	6,464
63,652		Allegheny Technologies, Inc	1,932
148,535	*	Allied Nevada Gold Corp	4,475
1,698,817	e	Alumina Ltd	1,630
128,690		AMCOL International Corp	3,948
92,400		Amcor Ltd	781
335,241		Antofagasta plc	7,347
26,351		Aptargroup, Inc	1,257
232,000		Asahi Kasei Corp	1,372
63,073		Ball Corp	2,823
132,610		BASF AG.	12,540
48,884		Bemis Co, Inc	1,636
4,600		Boise, Inc	37
244,955		Boliden AB	4,654
19,427		Boral Ltd	89
56,508		Buckeye Technologies, Inc	1,622
8,161		Carpenter Technology Corp	421
44,916		Celanese Corp (Series A)	2,000
2,372	*	Clearwater Paper Corp	93
211,732	e	Cleveland-Cliffs, Inc	8,164
131,361		Commercial Metals Co	1,952
14,183		Compass Minerals International, Inc	1,060
295,427		CRH plc	6,008
17,000		Daido Steel Co Ltd	86
5,617		Domtar Corp	469
9,400		DSM NV	573
36,695		Eastman Chemical Co	2,497
415,647		Ecolab, Inc	29,885
5,690	*	Ferro Corp	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

646,464		Fletcher Building Ltd	$4,538
33,738	*,e	Flotek Industries, Inc	412
958,826	e	Fortescue Metals Group Ltd	4,778
10,900		Franco-Nevada Corp	622
72,620		Fresnillo plc	2,227
74,210	*,e	General Moly, Inc	298
2,179		Givaudan S.A.	2,303
2,623		Globe Specialty Metals, Inc	36
94,290		H.B. Fuller Co	3,283
48,214		HeidelbergCement AG.	2,950
50,000		Hitachi Metals Ltd	426
900		Imerys S.A.	58
23,190		Innophos Holdings, Inc	1,078
9,797		International Flavors & Fragrances, Inc	652
238,995		International Paper Co	9,522
10,464		Johnson Matthey plc	411
48,900		JSR Corp	933
77,699		K&S AG.	3,609
18,000		Kaneka Corp	91
333,300		Kinross Gold Corp	3,237
643,000	*	Kobe Steel Ltd	822
7,764	*	Kraton Polymers LLC	187
10,783	e	Kronos Worldwide, Inc	210
58,000		Kuraray Co Ltd	760
46,374		Linde AG.	8,113
173,029	*	Louisiana-Pacific Corp	3,343
558,510		LyondellBasell Industries AF S.C.A	31,885
71,436	*,e	McEwen Mining, Inc	274
212,757		MeadWestvaco Corp	6,781
53,088		Minerals Technologies, Inc	2,119
330,500		Mitsubishi Chemical Holdings Corp	1,646
48,000		Mitsubishi Gas Chemical Co, Inc	294
120,960		Mitsui Chemicals, Inc	315
36,615	*,e	Molycorp, Inc	346
2,100		Myers Industries, Inc	32
2,220		Neenah Paper, Inc	63
256,883		Newcrest Mining Ltd	6,009
3,308,000		Nippon Steel Corp	8,145
31,500		Nitto Denko Corp	1,551
996,190		Norsk Hydro ASA	5,056
12,290		Novozymes AS	349
532,256		Nucor Corp	22,983
6,000	*	Omnova Solutions, Inc	42
53,242		Orica Ltd	1,401
102,000	*	Osisko Mining Corp	820
64,561	*	Owens-Illinois, Inc	1,373
244,656		Oxiana Ltd	1,737
11,843		PolyOne Corp	242
123,900		Potash Corp of Saskatchewan Toronto	5,042
316,008		Praxair, Inc	34,587
1,380		Quaker Chemical Corp	74
43,300		Rexam plc	310

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

6,623		Rock-Tenn Co (Class A)	$463
15,925		Rockwood Holdings, Inc	788
144,474		Royal Gold, Inc	11,747
6,424	*	RTI International Metals, Inc	177
34,094		Salzgitter AG.	1,787
850		Schnitzer Steel Industries, Inc (Class A)	26
18,931		Sealed Air Corp	331
17,916		Sherwin-Williams Co	2,756
92,200		Shin-Etsu Chemical Co Ltd	5,627
215,146		Sigma-Aldrich Corp	15,830
802		Sika AG.	1,855
90,000		Silver Wheaton Corp	3,245
76,875	e	Sims Group Ltd	760
10,200		Solvay S.A.	1,484
1,200		Stepan Co	67
74,982	*	Stillwater Mining Co	958
334,517		Stora Enso Oyj (R Shares)	2,341
360,000		Sumitomo Chemical Co Ltd	1,135
374,000		Sumitomo Metal Mining Co Ltd	5,279
29,857	*	SunCoke Energy, Inc	465
18,285		Syngenta AG.	7,387
42,000		Taiyo Nippon Sanso Corp	242
248,600		Teck Cominco Ltd	9,035
74,000		Teijin Ltd	184
305,000		Toray Industries, Inc	1,874
117,300		Toyo Seikan Kaisha Ltd	1,581
69,914		Tredegar Corp	1,428
268,000		UBE Industries Ltd	644
15,649		Umicore	867
198,855		UPM-Kymmene Oyj	2,339
60,125		Valspar Corp	3,752
10,800		Wausau Paper Corp	94
14,852	e	Westlake Chemical Corp	1,178
300,696		Worthington Industries, Inc	7,815
749,523		Xstrata plc	13,084
320,500		Yamana Gold, Inc	5,513

		TOTAL MATERIALS	453,596

MEDIA - 1.8%
5,927		Arbitron, Inc	277
217,810		British Sky Broadcasting plc	2,747
185,416		Cablevision Systems Corp (Class A)	2,770
19,805		Cinemark Holdings, Inc	515
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	77
2,120	*,e	Digital Generation, Inc	23
432,040	*	Discovery Communications, Inc (Class A)	27,426
57,029	*	Discovery Communications, Inc (Class C)	3,336
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	866
22,935		Fisher Communications, Inc	619
1,900		JC Decaux S.A.	45
10,069		John Wiley & Sons, Inc (Class A)	392
235,872	*	Journal Communications, Inc (Class A)	1,276

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

15,813		Lagardere S.C.A.	$532
296,476	*	Liberty Global, Inc (Class A)	18,675
4,213	*	Liberty Global, Inc (Series C)	248
68,352	*	Liberty Interactive LLC	7,930
18,676	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	46
215,655	*,e	McClatchy Co (Class A)	705
228,929	*	New York Times Co (Class A)	1,953
551,411		Pearson plc	10,748
18,429		ProSiebenSat.1 Media AG.	525
1,550		Scholastic Corp	46
15,051		Scripps Networks Interactive (Class A)	872
1,067,000	e	Singapore Press Holdings Ltd	3,533
200,961	e	Thomson Corp (Toronto)	5,814
352,147		Time Warner Cable, Inc	34,225
828,962		Time Warner, Inc	39,649
52,156	*,e	Valassis Communications, Inc	1,345
358,951	e	Virgin Media, Inc	13,191
20,310	e	Washington Post Co (Class B)	7,417
46,200		Wolters Kluwer NV	949
683,960		WPP plc	9,992

		TOTAL MEDIA	198,764

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
1,969	*	Acorda Therapeutics, Inc	49
17,804	*,e	Affymetrix, Inc	56
375,014		Agilent Technologies, Inc	15,353
107,729	*	Akorn, Inc	1,439
634,293	*	Ariad Pharmaceuticals, Inc	12,166
174,280		Astellas Pharma, Inc	7,836
13,554	*	Auxilium Pharmaceuticals, Inc	251
14,449	*,e	BioCryst Pharmaceuticals, Inc	21
235,481	*	Biogen Idec, Inc	34,538
57,262	*	Biovail Corp (Toronto)	3,416
1,278,244		Bristol-Myers Squibb Co	41,658
8,887	*,e	Cadence Pharmaceuticals, Inc	43
9,467	*	Cambrex Corp	108
57,720	*	Cepheid, Inc	1,952
180,400	e	Chugai Pharmaceutical Co Ltd	3,456
19,300		Dainippon Sumitomo Pharma Co Ltd	232
49,400		Eisai Co Ltd	2,062
130,212	*	Endo Pharmaceuticals Holdings, Inc	3,421
4,664	*,e	Genomic Health, Inc	127
29,826	*,e	Geron Corp	42
567,078	*	Gilead Sciences, Inc	41,652
963,615		GlaxoSmithKline plc	20,980
4,270	*,e	Immunogen, Inc	54
15,329	*,e	Immunomedics, Inc	45
117,675	*,e	Incyte Corp	1,955
1,252,894		Johnson & Johnson	87,828
145,415	*	Life Technologies Corp	7,137
1,544,250		Merck & Co, Inc	63,221
22,815		Merck KGaA	3,007

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,769	*	Momenta Pharmaceuticals, Inc	$33
243,310	*,e	Nektar Therapeutics	1,803
83,237	*	Neurocrine Biosciences, Inc	623
429,250		Novartis AG.	27,117
102,215		Novo Nordisk AS (Class B)	16,644
13,693	*	Onyx Pharmaceuticals, Inc	1,034
170,097	e	PDL BioPharma, Inc	1,199
12,565		PerkinElmer, Inc	399
134,425		Roche Holding AG.	27,178
83,791	*	Salix Pharmaceuticals Ltd	3,392
85,573	*,e	Sangamo Biosciences, Inc	514
7,000		Santen Pharmaceutical Co Ltd	269
96,622	*,e	Synta Pharmaceuticals Corp	872
232,800		Takeda Pharmaceutical Co Ltd	10,405
6,504		Techne Corp	444
3,140	*,e	Theravance, Inc	70
1,800		Tsumura & Co	54
16,960	*	United Therapeutics Corp	906
103,739	*	Vertex Pharmaceuticals, Inc	4,351
10,081	*	Viropharma, Inc	229
251,453	*,e	Vivus, Inc	3,374
61,330	*	Waters Corp	5,343
10,632	*	Xenoport, Inc	83

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	460,441

REAL ESTATE - 2.3%
58,900		Aeon Mall Co Ltd	1,449
338,303	e	AMB Property Corp	12,345
10,892		American Campus Communities, Inc	502
445,452		American Tower Corp	34,420
1,318,960	e	Annaly Capital Management, Inc	18,518
120,047		Boston Properties, Inc	12,702
248,240		British Land Co plc	2,293
3,498,000		CapitaMall Trust	6,147
195,955	*	CBRE Group, Inc	3,900
192,000		CFS Gandel Retail Trust	384
12,843		Colonial Properties Trust	274
207,000		Daiwa House Industry Co Ltd	3,559
2,200,199		DB RREEF Trust	2,337
22,121	e	Douglas Emmett, Inc	515
165,551		Duke Realty Corp	2,296
17,634		Federal Realty Investment Trust	1,834
300,754	*	First Industrial Realty Trust, Inc	4,235
2,732	*	Forest City Enterprises, Inc (Class A)	44
15,042		Gecina S.A.	1,703
435,396		GPT Group (ASE)	1,676
533,654		HCP, Inc	24,110
97,787		Health Care REIT, Inc	5,993
12,227		Healthcare Realty Trust, Inc	294
736,502		Host Marriott Corp	11,541
291,636		Land Securities Group plc	3,891
16,682	e	LaSalle Hotel Properties	424

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

59,200		Lend Lease Corp Ltd	$578
381,212		Liberty International plc	2,193
37,196		Liberty Property Trust	1,330
54,403	e	Macerich Co	3,172
160,440		Macquarie Goodman Group	731
12,227		Mid-America Apartment Communities, Inc	792
726,832		Mirvac Group	1,131
305,810		Mitsui Fudosan Co Ltd	7,481
13,546		Post Properties, Inc	677
700		PS Business Parks, Inc	45
269,490	e	RAIT Investment Trust	1,523
5,196		Regency Centers Corp	245
92,737	e	Ryman Hospitality Properties	3,567
623,984		Segro plc	2,533
255,010	e	Simon Property Group, Inc	40,315
1,155,410		Stockland Trust Group	4,272
35,276		Unibail	8,555
92,125	e	Ventas, Inc	5,962
146,822		Vornado Realty Trust	11,758

		TOTAL REAL ESTATE	254,246

RETAILING - 2.4%
8,224		Aaron’s, Inc	233
16,615		Advance Auto Parts, Inc	1,202
127,624		American Eagle Outfitters, Inc	2,618
32,439	*	Ann Taylor Stores Corp	1,098
48,977	*	Autozone, Inc	17,359
19,109	*,e	Barnes & Noble, Inc	288
214,041	*	Bed Bath & Beyond, Inc	11,967
132,772		Best Buy Co, Inc	1,573
810	*,e	Blue Nile, Inc	31
7,961	*	Cabela’s, Inc	332
11,600		Canadian Tire Corp Ltd	809
81,708	*	Carmax, Inc	3,067
12,500		Fast Retailing Co Ltd	3,190
7,165		Finish Line, Inc (Class A)	136
67,898		Foot Locker, Inc	2,181
511,369		Gap, Inc	15,873
262,371		Genuine Parts Co	16,682
23,293		GNC Holdings, Inc	775
2,200		Haverty Furniture Cos, Inc	36
244,899		Hennes & Mauritz AB (B Shares)	8,487
39,551		HSN, Inc	2,178
55,880		Inditex S.A.	7,852
51,825	e	JC Penney Co, Inc	1,021
417,700		Kingfisher plc	1,952
235,947		Kohl’s Corp	10,141
2,891,620		Li & Fung Ltd	5,218
762,145	*	Liberty Media Holding Corp (Interactive A)	14,999
4,757		Lithia Motors, Inc (Class A)	178
19,712	*	LKQ Corp	416
1,065,451		Lowe’s Companies, Inc	37,845

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

203,285		Macy’s, Inc	$7,932
210,991		Marks & Spencer Group plc	1,325
6,288	*	New York & Co, Inc	24
6,625		Next plc	402
66,728		Nordstrom, Inc	3,570
150,056	*	Office Depot, Inc	492
25,011		OfficeMax, Inc	244
9,311	*	O’Reilly Automotive, Inc	833
39,348		Petsmart, Inc	2,689
35,119		Pier 1 Imports, Inc	702
16,391		Ross Stores, Inc	888
23,447	*	Sally Beauty Holdings, Inc	553
2,700		Shoe Carnival, Inc	55
9,136	*	Shutterfly, Inc	273
14,679		Signet Jewelers Ltd	784
594,896	e	Staples, Inc	6,782
3,300		Stein Mart, Inc	25
598,147		Target Corp	35,392
16,714		Tiffany & Co	958
788,159		TJX Companies, Inc	33,457
10,000	*	Tuesday Morning Corp	63
11,100	e	Yamada Denki Co Ltd	429

		TOTAL RETAILING	267,609

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
80,003	*	Advanced Energy Industries, Inc	1,105
124,983		Analog Devices, Inc	5,257
2,144,668		Applied Materials, Inc	24,535
82,331		ASML Holding NV	5,280
15,582	*	Cirrus Logic, Inc	451
22,358		Cypress Semiconductor Corp	242
2,380	*	Diodes, Inc	41
114,773	*	Entegris, Inc	1,054
7,010	*,e	GT Solar International, Inc	21
7,300	*	Integrated Device Technology, Inc	53
2,744,915		Intel Corp	56,628
6,138	*	International Rectifier Corp	109
11,438		Intersil Corp (Class A)	95
4,049		IXYS Corp	37
21,682	*	Lam Research Corp	783
60,054	*	Lattice Semiconductor Corp	240
27,338	*	LTX-Credence Corp	179
3,840		Micrel, Inc	36
14,625	e	Microchip Technology, Inc	477
605,663		Nvidia Corp	7,444
18,941	*	Omnivision Technologies, Inc	267
541,931	*	ON Semiconductor Corp	3,821
1,300		Power Integrations, Inc	44
4,329	*	Rambus, Inc	21
21,400		Rohm Co Ltd	700
9,021	*	Rudolph Technologies, Inc	121
23,614	*	Sigma Designs, Inc	122

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

97,903	*	Skyworks Solutions, Inc	$1,987
266,513		STMicroelectronics NV	1,935
40,230	*,e	Teradyne, Inc	679
1,166,025		Texas Instruments, Inc	36,077
41,101	*	Triquint Semiconductor, Inc	199
12,987	*	Ultratech, Inc	484

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	150,524

SOFTWARE & SERVICES - 4.5%
551,399		Accenture plc	36,668
528,194	*	Adobe Systems, Inc	19,902
1,660	*	Advent Software, Inc	35
154,046		AOL, Inc	4,561
201,046	*	Autodesk, Inc	7,107
7,303	*	Blucora, Inc	115
128,405		Broadridge Financial Solutions, Inc	2,938
485,524		CA, Inc	10,672
24,502	*	Cadence Design Systems, Inc	331
24,400	*	CGI Group, Inc	563
103,104	*	Citrix Systems, Inc	6,779
421,935	*	Cognizant Technology Solutions Corp (Class A)	31,244
47,900		Computershare Ltd	452
124,867	*	Compuware Corp	1,357
20,058		Convergys Corp	329
94,949		Earthlink, Inc	613
2,100		EPIQ Systems, Inc	27
6,214	e	Factset Research Systems, Inc	547
5,718		Fair Isaac Corp	240
30,365	*	Fortinet, Inc	640
13,395		Global Payments, Inc	607
120,590	*	Google, Inc (Class A)	85,543
2,815	*,e	Higher One Holdings, Inc	30
91,530	*	Informatica Corp	2,775
488,585		International Business Machines Corp	93,589
429,499		Intuit, Inc	25,555
1,740	e	j2 Global, Inc	53
24,152	*	Knot, Inc	225
28,341	*	Liquidity Services, Inc	1,158
6,962	*	NetSuite, Inc	469
19,743	*	NeuStar, Inc (Class A)	828
165,999		NIC, Inc	2,712
10,700		Nomura Research Institute Ltd	223
204		NTT Data Corp	639
28,887	*	Nuance Communications, Inc	645
3,900	*	Open Text Corp	218
6,221	*,e	OpenTable, Inc	304
2,008,922		Oracle Corp	66,937
7,887	*	Rovi Corp	122
188,322	*	Salesforce.com, Inc	31,657
228,532		SAP AG.	18,377
10,057	*	Seachange International, Inc	97
15,466	*	SolarWinds, Inc	811

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,000	*	SPS Commerce, Inc	$75
948,597	*	Symantec Corp	17,843
20,999	*	Teradata Corp	1,300
18,709	*	Ultimate Software Group, Inc	1,766
16,010	*	Unisys Corp	277
14,487	*	Valueclick, Inc	281
1,645,747	*	Yahoo!, Inc	32,750

		TOTAL SOFTWARE & SERVICES	512,986

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
8,103	e	Adtran, Inc	158
116,347	*,e	Aruba Networks, Inc	2,414
11,531	*	Avid Technology, Inc	87
900		Black Box Corp	22
36,913	*	Bookham, Inc	58
25,500	e	Brother Industries Ltd	275
3,303	*	Calix Networks, Inc	25
227,500	e	Canon, Inc	8,818
3,009,314		Cisco Systems, Inc	59,133
4,800		Cognex Corp	177
909		Coherent, Inc	46
208,957		Corning, Inc	2,637
203,162	*	Cray, Inc	3,240
2,036,538		Dell, Inc	20,630
4,840	*	Digi International, Inc	46
3,605	*	DTS, Inc	60
1,630,608	*	EMC Corp	41,254
3,633		FEI Co	202
103,068	*,e	Finisar Corp	1,680
90,753	*	Flextronics International Ltd	564
186,200		Fuji Folms Holdings Corp	3,746
592,000		Fujitsu Ltd	2,483
37,319	*,e	Fusion-io, Inc	856
1,416,704		Hewlett-Packard Co	20,188
5,600		Hitachi High-Technologies Corp	116
28,700		Ibiden Co Ltd	459
10,802	*	Imation Corp	50
11,854	*,e	Infinera Corp	69
43,639	*	Ingram Micro, Inc (Class A)	738
30,066	e	IPG Photonics Corp	2,004
1,920	*	Itron, Inc	86
24,389		Jabil Circuit, Inc	471
118,500		Konica Minolta Holdings, Inc	853
34,600		Kyocera Corp	3,137
54,381	e	Lexmark International, Inc (Class A)	1,261
1,068		Littelfuse, Inc	66
900	e	Molex, Inc	25
468,260		Motorola, Inc	26,073
32,300		Murata Manufacturing Co Ltd	1,905
2,100		National Instruments Corp	54
7,919	*	Netgear, Inc	312
1,185,120	e	Nokia Oyj	4,683

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

45,500		Omron Corp	$1,092
69,596	*	Oplink Communications, Inc	1,084
500	*	OSI Systems, Inc	32
1,420	*	Plexus Corp	37
231,781	*,e	Power-One, Inc	953
847,188		Qualcomm, Inc	52,543
903,685	*,e	Quantum Corp	1,121
163,000	e	Ricoh Co Ltd	1,730
2,500	*	Rofin-Sinar Technologies, Inc	54
1,300	*	Scansource, Inc	41
15,000	*	ShoreTel, Inc	64
53,527	*	STEC, Inc	264
6,268	*	Super Micro Computer, Inc	64
20,433	*	Synaptics, Inc	612
20,700	e	TDK Corp	754
4,637	*	Tech Data Corp	211
13,773	*	TTM Technologies, Inc	127
10,708	*,e	Universal Display Corp	274
2,708	*	Vishay Precision Group, Inc	36
2,622,193		Xerox Corp	17,883

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	290,137

TELECOMMUNICATION SERVICES - 1.3%
128,800	e	BCE, Inc	5,520
801,157		CenturyTel, Inc	31,341
161,417	*	Cincinnati Bell, Inc	885
320,847	*	Crown Castle International Corp	23,152
594,730		France Telecom S.A.	6,598
1,648,150	e	Frontier Communications Corp	7,054
5,000	*,e	Iridium Communications, Inc	34
89,400		KDDI Corp	6,320
29,997	*	Level 3 Communications, Inc	693
5,326		NTT DoCoMo, Inc	7,678
219,990	e	Portugal Telecom SGPS S.A.	1,095
86,400	e	Rogers Communications, Inc (Class B)	3,923
23,411	*	SBA Communications Corp (Class A)	1,663
166,700		Softbank Corp	6,108
3,662,020	*	Sprint Nextel Corp	20,764
2,598,797		Telecom Italia S.p.A.	2,357
42,900		Telekom Austria AG.	326
699,891		TeliaSonera AB	4,752
68,610	*	tw telecom inc (Class A)	1,747
2,448	*	US Cellular Corp	86
1,580		USA Mobility, Inc	18
8,830,263		Vodafone Group plc	22,228
885,752	e	Windstream Corp	7,334

		TOTAL TELECOMMUNICATION SERVICES	161,676

TRANSPORTATION - 1.4%
92,115		Abertis Infraestructuras S.A. (Continuous)	1,521
11,311	*	Alaska Air Group, Inc	487
800		Allegiant Travel Co	59

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

639,647		Auckland International Airport Ltd	$1,416
104,766		Autostrade S.p.A.	1,902
24,956	*	Avis Budget Group, Inc	495
101,600	e	Canadian National Railway Co	9,226
1,437,000		Cathay Pacific Airways Ltd	2,669
30,500		Central Japan Railway Co	2,475
3		CH Robinson Worldwide, Inc	0	^
1,070,310		CSX Corp	21,117
134,669		Deutsche Lufthansa AG.	2,546
534,498		Deutsche Post AG.	11,773
71,700		East Japan Railway Co	4,636
5		Expeditors International of Washington, Inc	0	^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	316
231	*	Genesee & Wyoming, Inc (Class A)	18
5,000	*	Hawaiian Holdings, Inc	33
5,334		Heartland Express, Inc	70
7	*	International Consolidated Airlines	0	^
7,938		J.B. Hunt Transport Services, Inc	474
103,000		Mitsui OSK Lines Ltd	307
2,037,197		MTR Corp	8,073
282,965		Norfolk Southern Corp	17,499
63,900	e	Odakyu Electric Railway Co Ltd	665
413,000		Singapore Airlines Ltd	3,663
669,724		Southwest Airlines Co	6,858
74,000		Tobu Railway Co Ltd	392
228,000		Tokyu Corp	1,285
129,031		Transurban Group	820
160,145		Union Pacific Corp	20,133
554,151		United Parcel Service, Inc (Class B)	40,857

		TOTAL TRANSPORTATION	161,785

UTILITIES - 2.6%
5,000		Acciona S.A.	373
29,868		AGL Energy Ltd	480
4,000		American States Water Co	192
13,544		American Water Works Co, Inc	503
161,218		Atmos Energy Corp	5,662
257,758	*	Calpine Corp	4,673
8,200	e	Canadian Utilities Ltd	593
255,104		Centerpoint Energy, Inc	4,911
837,282		Centrica plc	4,570
23,077		CH Energy Group, Inc	1,505
3,130		Chesapeake Utilities Corp	142
42,300		Chugoku Electric Power Co, Inc	666
380,249		Cleco Corp	15,214
881,500		CLP Holdings Ltd	7,406
431,193		Consolidated Edison, Inc	23,948
211,007	*	Contact Energy Ltd	911
2,474		Empire District Electric Co	50
127,658		Enel Green Power S.p.A	238
714,259		Energias de Portugal S.A.	2,173
130,914		Gas Natural SDG S.A.	2,360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

2,517,942		Hong Kong & China Gas Ltd	$6,918
1,066,333		Iberdrola S.A.	5,955
328,062		Idacorp, Inc	14,221
7,771		Integrys Energy Group, Inc	406
14,132		ITC Holdings Corp	1,087
14,435		MDU Resources Group, Inc	307
67,199		MGE Energy, Inc	3,424
1,088,320		National Grid plc	12,482
29,147		New Jersey Resources Corp	1,155
477,580		NextEra Energy, Inc	33,044
620,350		NiSource, Inc	15,441
334,247		Northeast Utilities	13,062
455,474		NV Energy, Inc	8,262
68,613		Oest Elektrizitatswirts AG. (Class A)	1,704
153,232		Oneok, Inc	6,551
1,420		Ormat Technologies, Inc	27
223,000		Osaka Gas Co Ltd	810
814,693	e	Pepco Holdings, Inc	15,976
486,755		PG&E Corp	19,558
210,561		Piedmont Natural Gas Co, Inc	6,593
11,683		Pinnacle West Capital Corp	596
9,375		PNM Resources, Inc	192
8,428		Portland General Electric Co	231
455,571		Scottish & Southern Energy plc	10,598
254,919		Sempra Energy	18,084
23,900		Shikoku Electric Power Co, Inc	381
30,331		SJW Corp	807
69,460		South Jersey Industries, Inc	3,496
54,917		SP AusNet	64
50,626		Suez Environnement S.A.	611
27,532		TECO Energy, Inc	461
722,790		Tokyo Gas Co Ltd	3,302
11,190		UGI Corp	366
27,300		United Utilities Group plc	301
5,427		UNS Energy Corp	230
6,615		Vectren Corp	194
99,135		Veolia Environnement	1,202
14,905		Westar Energy, Inc	427
66,135		WGL Holdings, Inc	2,592
42,159		Wisconsin Energy Corp	1,554
98,438		Xcel Energy, Inc	2,629

		TOTAL UTILITIES	291,871

		TOTAL COMMON STOCKS	6,833,072
		(Cost $5,560,036)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%
BANKS - 0.1%
233,115		Federal Home Loan Mortgage Corp	408
740,991		Federal National Mortgage Association	1,238
14,500	e	M&T Bank Corp	14,931

		TOTAL BANKS	16,577

		TOTAL PREFERRED STOCKS	16,577
		(Cost $38,865)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
328,769		Repsol S.A.			$201

		TOTAL ENERGY			201

		TOTAL RIGHTS / WARRANTS			201

		(Cost $206)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 10.3%
GOVERNMENT AGENCY DEBT - 0.4%
$45,000,000		Federal Home Loan Bank (FHLB)	0.050%	02/06/13	44,998

		TOTAL GOVERNMENT AGENCY DEBT			44,998

TREASURY DEBT - 7.4%
21,000,000		United States Treasury Bill	0.025	01/10/13	21,000
136,800,000	w	United States Treasury Bill	0.024-0.101	01/17/13	136,794
43,800,000	w	United States Treasury Bill	0.117	02/07/13	43,795
55,200,000	w	United States Treasury Bill	0.103-0.115	02/14/13	55,193
20,995,000	w	United States Treasury Bill	0.105	02/21/13	20,992
21,000,000	w	United States Treasury Bill	0.090	03/07/13	20,998
79,700,000	w	United States Treasury Bill	0.030-0.103	03/21/13	79,694
102,000,000	w	United States Treasury Bill	0.080-0.132	03/28/13	101,992
50,000,000	w	United States Treasury Bill	0.100	04/04/13	49,992
50,000,000	w	United States Treasury Bill	0.113	04/25/13	49,988
100,000,000	w	United States Treasury Bill	0.075	05/16/13	99,966
50,000,000	w	United States Treasury Bill	0.076	06/06/13	49,978
100,000,000	w	United States Treasury Bill	0.100	06/13/13	99,953

		TOTAL TREASURY DEBT			830,335

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
TREASURY DEBT - 2.5%
30,000,000		United States Treasury Bill	0.105-0.119	02/21/13	29,995
25,000,000		United States Treasury Bill	0.110	02/28/13	24,996
75,000,000		United States Treasury Bill	0.090-0.130	03/07/13	74,996
6,620,000		United States Treasury Bill	0.030	03/21/13	6,619
60,000,000		United States Treasury Bill	0.080-0.129	03/28/13	59,995
20,000,000		United States Treasury Bill	0.110	04/18/13	19,996
30,000,000		United States Treasury Bill	0.080-0.090	05/02/13	29,991
40,000,000		United States Treasury Bill	0.073-0.090	05/23/13	39,984

		TOTAL TREASURY DEBT			286,572

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			286,572

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

	COMPANY	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS	$1,161,905

(Cost $1,161,864)
	TOTAL INVESTMENTS - 109.1%	12,307,838
(Cost $10,878,515)
	OTHER ASSETS & LIABILITIES, NET - (9.1)%	(1,026,542)

	NET ASSETS - 100.0%	$11,281,296

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $297,934,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012 the aggregate value of these securities amounted to $379,052,000 or 3.4% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 3.2%
$30,000,000		Bank of Montreal	0.200%	01/15/13	$30,000
30,000,000		Bank of Montreal	0.210	01/17/13	30,000
50,000,000		Bank of Nova Scotia	0.170	01/09/13	50,000
50,000,000		Bank of Nova Scotia	0.210	01/31/13	50,000
30,000,000		Bank of Nova Scotia	0.220	03/12/13	30,000
35,000,000		Toronto-Dominion Bank	0.200	01/16/13	35,000
50,000,000		Toronto-Dominion Bank	0.200	01/23/13	50,000
25,000,000		Toronto-Dominion Bank	0.200	01/24/13	25,000
30,000,000		Toronto-Dominion Bank	0.220	02/05/13	30,000
25,000,000		Toronto-Dominion Bank	0.205	02/14/13	25,000
30,000,000		Toronto-Dominion Bank	0.240	03/27/13	30,000

		TOTAL CERTIFICATE OF DEPOSIT			385,000

COMMERCIAL PAPER - 29.5%
3,750,000		Australia & New Zealand Banking Group Ltd	0.200	01/30/13	3,749
62,700,000		Australia & New Zealand Banking Group Ltd	0.190-0.200	02/08/13	62,687
15,000,000		Australia & New Zealand Banking Group Ltd	0.205	02/19/13	14,996
20,000,000		Australia & New Zealand Banking Group Ltd	0.210	02/21/13	19,994
27,000,000		Australia & New Zealand Banking Group Ltd	0.205-0.210	03/12/13	26,989
5,000,000		Australia & New Zealand Banking Group Ltd	0.210	03/21/13	4,998
10,000,000		Bank of Nova Scotia	0.130	01/02/13	10,000
3,030,000		Bank of Nova Scotia	0.130	01/10/13	3,030
10,800,000		Bank of Nova Scotia	0.205	01/16/13	10,799
15,000,000		Bank of Nova Scotia	0.210	01/23/13	14,998
20,000,000		Bank of Nova Scotia	0.205	01/30/13	19,997
4,875,000		Bank of Nova Scotia	0.210	02/01/13	4,874
15,000,000		Bank of Nova Scotia	0.215	03/01/13	14,995
30,846,000	y	Coca-Cola Co	0.170	01/11/13	30,844
40,000,000	y	Coca-Cola Co	0.210	01/15/13	39,997
15,000,000	y	Coca-Cola Co	0.250	01/22/13	14,998
29,900,000	y	Coca-Cola Co	0.185	02/08/13	29,894
20,000,000	y	Coca-Cola Co	0.175	02/11/13	19,996
15,030,000	y	Coca-Cola Co	0.210	02/20/13	15,026
20,000,000	y	Coca-Cola Co	0.170	02/26/13	19,995
8,000,000	y	Coca-Cola Co	0.150	03/08/13	7,998
6,110,000	y	Coca-Cola Co	0.240	03/11/13	6,107
35,295,000	y	Coca-Cola Co	0.130-0.230	03/13/13	35,280
20,000,000	y	Coca-Cola Co	0.220	04/05/13	19,988
26,350,000	y	Coca-Cola Co	0.250	05/13/13	26,326
10,000,000	y	Commonwealth Bank of Australia	0.205	01/04/13	10,000
15,000,000	y	Commonwealth Bank of Australia	0.150	01/07/13	15,000
18,865,000	y	Commonwealth Bank of Australia	0.195	01/08/13	18,864
9,825,000	y	Commonwealth Bank of Australia	0.220	02/21/13	9,822
65,000,000	y	Commonwealth Bank of Australia	0.215-0.220	02/28/13	64,977
5,435,000	y	Commonwealth Bank of Australia	0.200	03/21/13	5,433

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,400,000	y	Commonwealth Bank of Australia	0.270%	05/09/13	$1,399
17,306,000	y	Fairway Finance Corp	0.170	01/16/13	17,305
25,000,000	y	Fairway Finance LLC	0.195	01/17/13	24,998
27,341,000	y	Fairway Finance LLC	0.210	01/23/13	27,337
24,700,000	y	Fairway Finance LLC	0.200	01/24/13	24,697
50,000,000	y	Fairway Finance LLC	0.210	01/28/13	49,992
12,152,000	y	Fairway Finance LLC	0.190	02/05/13	12,150
22,770,000	y	Fairway Finance LLC	0.190	02/07/13	22,765
18,781,000	y	Fairway Finance LLC	0.190	02/12/13	18,777
15,000,000	y	Fairway Finance LLC	0.220	02/26/13	14,995
39,273,000		General Electric Capital Corp	2.800	01/08/13	39,290
50,000,000		General Electric Capital Corp	0.160	01/25/13	49,995
25,000,000		General Electric Capital Corp	0.160	01/29/13	24,997
20,000,000		General Electric Capital Corp	0.230	03/29/13	19,989
9,450,000		General Electric Capital Corp	0.220	04/12/13	9,444
6,810,000		General Electric Capital Corp	0.200	04/16/13	6,806
30,000,000		General Electric Capital Corp	0.200	04/17/13	29,982
20,000,000		General Electric Capital Corp	0.200	04/18/13	19,988
50,331,000		General Electric Co	5.000	02/01/13	50,525
26,000,000	y	International Business Machines Corp	0.070	01/02/13	26,000
15,100,000	y	Jupiter Securitization Co LLC	0.215	03/04/13	15,094
20,000,000	y	Jupiter Securitization Co LLC	0.215	03/06/13	19,992
7,207,000	y	Jupiter Securitization Co LLC	0.230	03/21/13	7,203
20,000,000	y	Liberty Street Funding LLC	0.180	01/02/13	20,000
20,000,000	y	Liberty Street Funding LLC	0.190	01/08/13	19,999
29,706,000	y	Liberty Street Funding LLC	0.195	01/14/13	29,704
10,761,000	y	Liberty Street Funding LLC	0.230	01/25/13	10,759
30,000,000		Merck & Co, Inc	0.120	01/14/13	29,999
20,000,000		Merck & Co, Inc	0.120	01/17/13	19,999
25,000,000		Merck & Co, Inc	0.090	01/24/13	24,998
50,000,000		Merck & Co, Inc	0.130	03/05/13	49,989
6,180,000	y	National Australia Funding Delaware, Inc	0.210	01/07/13	6,180
50,000,000	y	National Australia Funding Delaware, Inc	0.190	02/05/13	49,991
68,000,000	y	National Australia Funding Delaware, Inc	0.200-0.220	02/06/13	67,986
20,000,000	y	National Australia Funding Delaware, Inc	0.195	04/03/13	19,990
6,885,000	y	Nestle Capital Corp	0.170	02/11/13	6,884
2,880,000	y	Nestle Capital Corp	0.220	05/15/13	2,878
5,000,000	y	Nestle Capital Corp	0.310	05/17/13	4,994
24,000,000	y	Nestle Capital Corp	0.200	05/21/13	23,981
22,000,000	y	Old Line Funding LLC	0.160	01/02/13	22,000
11,243,000	y	Old Line Funding LLC	0.185	01/17/13	11,242
20,000,000	y	Old Line Funding LLC	0.160	01/18/13	19,999
32,700,000	y	Old Line Funding LLC	0.230	01/23/13	32,695
30,000,000	y	Old Line Funding LLC	0.230	02/19/13	29,991
45,500,000	y	Old Line Funding LLC	0.225	02/25/13	45,484
20,000,000	y	Old Line Funding LLC	0.200	03/12/13	19,992
15,000,000	y	Old Line Funding LLC	0.190	03/19/13	14,994
9,300,000		PACCAR Financial Corp	0.150-0.160	01/07/13	9,300
6,200,000		PACCAR Financial Corp	0.145	01/08/13	6,200
24,000,000		PACCAR Financial Corp	0.150	01/11/13	23,999
15,000,000		PACCAR Financial Corp	0.140	01/16/13	14,999
14,750,000		PACCAR Financial Corp	0.170	01/22/13	14,748
3,300,000		PACCAR Financial Corp	0.150	01/25/13	3,300

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		PACCAR Financial Corp	0.150%	02/01/13	$2,000
7,845,000		PACCAR Financial Corp	0.150-0.185	02/07/13	7,844
7,100,000		PACCAR Financial Corp	0.180	03/07/13	7,098
20,000,000	y	Pfizer, Inc	0.100	02/28/13	19,997
45,000,000	y	Private Export Funding Corp	0.210	01/18/13	44,995
10,000,000	y	Private Export Funding Corp	0.280	02/08/13	9,997
20,000,000	y	Private Export Funding Corp	0.180	03/11/13	19,993
20,000,000	y	Private Export Funding Corp	0.280	03/22/13	19,987
15,000,000	y	Private Export Funding Corp	0.270	04/02/13	14,990
20,000,000	y	Procter & Gamble Co	0.150	01/22/13	19,998
50,000,000	y	Procter & Gamble Co	0.150	01/23/13	49,996
9,310,000	y	Procter & Gamble Co	0.150	01/24/13	9,309
6,050,000	y	Procter & Gamble Co	0.160	02/04/13	6,049
6,300,000	y	Procter & Gamble Co	0.120	02/05/13	6,299
30,000,000	y	Procter & Gamble Co	0.160	02/06/13	29,995
25,600,000	y	Procter & Gamble Co	0.165	02/08/13	25,596
37,850,000	y	Procter & Gamble Co	0.165	02/11/13	37,843
20,000,000	y	Procter & Gamble Co	0.170	02/19/13	19,996
38,150,000	y	Procter & Gamble Co	0.170	02/21/13	38,141
10,450,000	y	Procter & Gamble Co	0.155	03/01/13	10,447
50,000,000	y	Procter & Gamble Co	0.160	03/04/13	49,986
13,737,000		Province of Ontario Canada	0.150	01/04/13	13,737
12,610,000		Province of Ontario Canada	0.155	01/07/13	12,610
5,000,000		Province of Ontario Canada	0.145	01/08/13	5,000
19,908,000		Province of Ontario Canada	0.150-0.155	01/10/13	19,907
1,000,000		Province of Ontario Canada	0.130	01/14/13	1,000
4,000,000		Province of Ontario Canada	0.160	01/15/13	4,000
30,000,000		Province of Ontario Canada	0.135	01/17/13	29,998
16,000,000		Province of Ontario Canada	0.145	01/22/13	15,999
35,000,000		Province of Ontario Canada	0.155-0.160	01/30/13	34,995
46,000,000		Province of Ontario Canada	0.155	02/07/13	45,993
16,469,000		Province of Ontario Canada	0.165	02/12/13	16,466
11,514,000		Province of Ontario Canada	0.165	03/07/13	11,510
30,000,000		Province of Quebec Canada	0.150-0.160	01/03/13	30,000
2,250,000		Province of Quebec Canada	0.150	01/07/13	2,250
20,000,000		Province of Quebec Canada	0.150	01/14/13	19,999
42,675,000		Province of Quebec Canada	0.150-0.165	02/12/13	42,667
27,480,000		Province of Quebec Canada	0.160	02/14/13	27,475
27,420,000		Province of Quebec Canada	0.165	02/20/13	27,414
63,000,000		Province of Quebec Canada	0.165-0.180	02/21/13	62,985
20,000,000		Province of Quebec Canada	0.160	02/22/13	19,995
20,000,000		Province of Quebec Canada	0.170	02/27/13	19,994
20,000,000		Royal Bank of Canada	0.165	01/09/13	19,999
25,000,000		Standard Chartered Bank NY	0.530	03/01/13	24,978
31,460,000		Standard Chartered Bank NY	0.300-0.310	03/11/13	31,441
20,000,000		Straight-A Funding LLC	0.180	01/03/13	20,000
40,000,000		Straight-A Funding LLC	0.180	01/08/13	39,998
25,000,000		Straight-A Funding LLC	0.180	01/09/13	24,999
30,000,000		Straight-A Funding LLC	0.180	01/10/13	29,999
5,009,000		Straight-A Funding LLC	0.180	01/17/13	5,008
15,000,000		Straight-A Funding LLC	0.180	01/18/13	14,999
20,000,000		Straight-A Funding LLC	0.180	01/22/13	19,998
14,552,000		Straight-A Funding LLC	0.180	01/29/13	14,550

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$50,000,000		Straight-A Funding LLC	0.170%	02/05/13	$49,992
47,000,000		Straight-A Funding LLC	0.190	02/26/13	46,986
50,000,000		Straight-A Funding LLC	0.190	03/04/13	49,984
17,000,000		Straight-A Funding LLC	0.190	03/05/13	16,994
6,500,000		Straight-A Funding LLC	0.190	03/07/13	6,498
12,000,000		Straight-A Funding LLC	0.190	03/08/13	11,996
34,000,000		Straight-A Funding LLC	0.190	03/11/13	33,987
2,009,000		Thunder Bay Funding LLC	0.170	01/14/13	2,009
7,882,000		Thunder Bay Funding LLC	0.220	03/11/13	7,879
20,000,000		Thunder Bay Funding LLC	0.210	03/12/13	19,992
27,040,000		Thunder Bay Funding LLC	0.210	03/25/13	27,027
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	01/14/13	24,998
3,450,000	y	Unilever Capital Corp	0.175	01/17/13	3,450
75,000,000		US Bank NA	0.180	03/18/13	74,971
9,700,000	y	Variable Funding Capital Co LLC	0.170	01/22/13	9,699
39,070,000	y	Variable Funding Capital Co LLC	0.170	01/25/13	39,066
1,400,000	y	Variable Funding Capital Co LLC	0.170	01/28/13	1,400
20,000,000	y	Variable Funding Capital Co LLC	0.170	01/29/13	19,997
25,000,000	y	Variable Funding Capital Co LLC	0.140	02/07/13	24,996
15,000,000	y	Wal-Mart Stores, Inc	0.090	01/04/13	15,000
30,000,000	y	Wal-Mart Stores, Inc	0.110	01/24/13	29,998
20,000,000	y	Wal-Mart Stores, Inc	0.100	02/05/13	19,998
25,000,000	y	Westpac Banking Corp	0.325	02/08/13	24,991

		TOTAL COMMERCIAL PAPER			3,516,072

GOVERNMENT AGENCY DEBT - 30.4%
20,000,000		Federal Farm Credit Bank (FFCB)	0.120	01/04/13	20,000
5,000,000		FFCB	0.145	01/08/13	5,000
10,400,000		FFCB	0.055	02/04/13	10,399
14,500,000		FFCB	0.090	03/04/13	14,498
45,000,000		Federal Home Loan Bank (FHLB)	0.050-0.120	01/02/13	45,000
61,977,000		FHLB	0.125-0.170	01/04/13	61,976
51,000,000		FHLB	0.125-0.175	01/09/13	50,998
118,000,000		FHLB	0.125-0.140	01/11/13	117,996
46,000,000		FHLB	0.140	01/16/13	45,997
100,315,000		FHLB	0.090-0.140	01/18/13	100,309
15,000,000		FHLB	0.085	01/22/13	14,999
50,800,000		FHLB	0.070-0.135	01/25/13	50,796
45,000,000		FHLB	0.100-0.105	01/30/13	44,996
41,400,000		FHLB	0.130	02/01/13	41,395
94,490,000		FHLB	0.100-0.143	02/06/13	94,478
12,200,000		FHLB	0.105-0.115	02/08/13	12,199
109,702,000		FHLB	0.055-0.142	02/13/13	109,687
50,000,000		FHLB	0.137	02/15/13	49,992
40,000,000		FHLB	0.140	02/19/13	39,992
42,232,000		FHLB	0.110-0.145	02/20/13	42,224
60,000,000		FHLB	0.050-0.125	02/22/13	59,991
50,000,000		FHLB	0.115	02/26/13	49,991
20,607,000		FHLB	0.125-0.135	02/27/13	20,603
26,400,000		FHLB	0.115-0.125	03/01/13	26,395
9,000,000		FHLB	0.090	03/05/13	8,999
144,020,000		FHLB	0.115-0.127	03/06/13	143,989
32,150,000		FHLB	0.105-0.115	03/07/13	32,144

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$30,000,000	FHLB	0.115%	03/08/13	$29,994
113,245,000	FHLB	0.085-0.120	03/13/13	113,219
1,215,000	FHLB	0.080	03/14/13	1,215
50,000,000	FHLB	0.151	03/15/13	49,985
88,855,000	FHLB	0.082-0.090	03/20/13	88,838
14,500,000	FHLB	0.095-0.135	03/27/13	14,496
1,000,000	FHLB	0.115	04/02/13	1,000
3,000,000	FHLB	0.120	04/15/13	2,999
43,500,000	Federal Home Loan Mortgage Corp (FHLMC)	0.130-0.145	01/03/13	43,500
51,480,000	FHLMC	0.050-0.175	01/07/13	51,479
6,390,000	FHLMC	0.160	01/09/13	6,390
19,600,000	FHLMC	0.070	01/11/13	19,600
45,620,000	FHLMC	0.135-0.195	01/14/13	45,617
6,800,000	FHLMC	0.075	01/16/13	6,800
16,000,000	FHLMC	0.125	01/17/13	15,999
92,281,000	FHLMC	0.100-0.190	01/22/13	92,273
17,400,000	FHLMC	0.120-0.130	01/29/13	17,398
8,406,000	FHLMC	0.160	01/30/13	8,405
26,875,000	FHLMC	0.100-0.175	02/04/13	26,872
6,400,000	FHLMC	0.115	02/05/13	6,399
137,690,000	FHLMC	0.125-0.145	02/11/13	137,670
67,351,000	FHLMC	0.130-0.135	02/12/13	67,341
71,136,000	FHLMC	0.130-0.145	02/19/13	71,122
138,430,000	FHLMC	0.070-0.155	02/25/13	138,405
41,174,000	FHLMC	0.110-0.150	02/26/13	41,165
94,975,000	FHLMC	0.125-0.150	02/27/13	94,953
35,492,000	FHLMC	0.145	03/01/13	35,484
27,241,000	FHLMC	0.125	03/04/13	27,235
16,900,000	FHLMC	0.060-0.100	03/05/13	16,898
38,450,000	FHLMC	0.080-0.100	03/11/13	38,443
60,000,000	FHLMC	0.075-0.080	03/18/13	59,990
50,000,000	FHLMC	0.100	03/25/13	49,988
1,130,000	FHLMC	0.165	04/01/13	1,130
10,700,000	FHLMC	0.090	04/02/13	10,698
3,800,000	FHLMC	0.100	04/03/13	3,799
84,600,000	FHLMC	0.090	04/15/13	84,578
15,000,000	FHLMC	0.145	04/22/13	14,993
4,000,000	FHLMC	0.105	05/01/13	3,999
13,900,000	FHLMC	0.110	05/13/13	13,894
17,100,000	FHLMC	0.120	06/10/13	17,091
22,935,000	Federal National Mortgage Association (FNMA)	0.155-0.170	01/02/13	22,935
10,999,000	FNMA	0.165-0.180	01/03/13	10,999
25,000,000	FNMA	0.160	01/04/13	25,000
44,325,000	FNMA	0.110-0.175	01/07/13	44,324
21,064,000	FNMA	0.085-0.155	01/09/13	21,063
18,295,000	FNMA	0.080	01/14/13	18,294
48,044,000	FNMA	0.100-0.150	01/16/13	48,041
50,000,000	FNMA	0.125-0.135	01/23/13	49,996
56,130,000	FNMA	0.125-0.155	01/30/13	56,124
9,687,000	FNMA	0.060	02/06/13	9,686
66,400,000	FNMA	0.115-0.145	02/13/13	66,389
38,500,000	FNMA	0.055-0.160	02/14/13	38,497
112,590,000	FNMA	0.110-0.145	02/20/13	112,570

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$43,100,000		FNMA	0.145-0.150%	02/27/13	$43,090
36,300,000		FNMA	0.080-0.115	03/01/13	36,294
8,825,000		FNMA	0.130	03/06/13	8,823
58,500,000		FNMA	0.087-0.140	03/20/13	58,489
66,000,000		FNMA	0.095	03/27/13	65,985

		TOTAL GOVERNMENT AGENCY DEBT			3,622,996

TREASURY DEBT - 19.7%
34,730,000		United States Treasury Bill	0.060-0.140	01/03/13	34,730
85,395,000		United States Treasury Bill	0.059-0.132	01/10/13	85,393
43,060,000		United States Treasury Bill	0.100-0.120	01/17/13	43,058
66,850,000		United States Treasury Bill	0.055-0.112	01/24/13	66,845
91,295,000		United States Treasury Bill	0.068-0.152	02/07/13	91,284
77,630,000		United States Treasury Bill	0.079-0.126	02/14/13	77,620
55,000,000		United States Treasury Bill	0.080-0.113	02/21/13	54,992
70,000,000		United States Treasury Bill	0.093-0.141	03/07/13	69,985
30,000,000		United States Treasury Bill	0.075-0.103	03/14/13	29,994
60,000,000		United States Treasury Bill	0.040-0.133	03/21/13	59,985
30,000,000		United States Treasury Bill	0.134	03/28/13	29,990
43,680,000		United States Treasury Bill	0.100-0.104	04/04/13	43,668
25,112,000		United States Treasury Bill	0.145-0.146	04/11/13	25,102
10,000,000		United States Treasury Bill	0.067	04/18/13	9,998
30,935,000		United States Treasury Bill	0.065-0.150	04/25/13	30,924
25,050,000		United States Treasury Bill	0.077-0.130	05/02/13	25,039
18,000,000		United States Treasury Bill	0.096	05/09/13	17,994
46,100,000		United States Treasury Bill	0.085-0.115	05/23/13	46,082
20,000,000		United States Treasury Bill	0.132	05/30/13	19,989
20,000,000		United States Treasury Bill	0.106-0.125	06/06/13	19,990
10,000,000		United States Treasury Bill	0.111	06/20/13	9,995
20,000,000		United States Treasury Bill	0.103	06/27/13	19,990
25,000,000		United States Treasury Bill	0.113	08/22/13	24,982
100,370,000		United States Treasury Note	1.375	01/15/13	100,416
100,000,000		United States Treasury Note	0.625	01/31/13	100,036
120,000,000		United States Treasury Note	1.375	02/15/13	120,180
100,000,000		United States Treasury Note	0.625	02/28/13	100,070
100,000,000		United States Treasury Note	1.375	03/15/13	100,241
46,445,000		United States Treasury Note	0.750	03/31/13	46,510
95,000,000		United States Treasury Note	1.750	04/15/13	95,432
100,000,000		United States Treasury Note	0.625	04/30/13	100,142
98,000,000		United States Treasury Note	1.375	05/15/13	98,431
100,000,000		United States Treasury Note	0.500	05/31/13	100,129
60,545,000		United States Treasury Note	1.000	07/15/13	60,807
100,000,000		United States Treasury Note	0.375	07/31/13	100,116
100,000,000		United States Treasury Note	0.750	08/15/13	100,354
68,940,000		United States Treasury Note	0.125	09/30/13	68,899
20,000,000		United States Treasury Note	0.500	10/15/13	20,047
41,735,000		United States Treasury Note	0.250	10/31/13	41,749
50,000,000		United States Treasury Note	0.500	11/15/13	50,131

		TOTAL TREASURY DEBT			2,341,319

VARIABLE RATE SECURITIES - 17.2%
100,000,000	i	Federal Farm Credit Bank (FFCB)	0.151	01/28/13	99,992
50,000,000	i	FFCB	0.240	02/01/13	49,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$31,700,000	i	FFCB	0.241%	03/15/13	$31,698
44,800,000	i	FFCB	0.266	03/28/13	44,800
25,050,000	i	FFCB	0.222	06/12/13	25,051
32,435,000	i	FFCB	0.270	06/26/13	32,445
69,750,000	i	FFCB	0.578	08/19/13	69,728
45,000,000	i	FFCB	0.261	08/26/13	44,985
36,290,000	i	FFCB	0.370	08/26/13	36,288
50,000,000	i	FFCB	0.250	09/23/13	49,993
100,000,000	i	FFCB	0.390	09/23/13	99,997
10,000,000	i	FFCB	0.310	10/15/13	9,993
50,000,000	i	FFCB	0.410	11/01/13	50,000
10,000,000	i	FFCB	0.220	01/21/14	9,998
91,000,000	i	FFCB	0.250	02/10/14	90,980
50,000,000	i	FFCB	0.240	03/13/14	49,993
50,000,000	i	FFCB	0.179	04/16/14	50,000
36,600,000	i	FFCB	0.270	07/21/14	36,614
23,750,000	i	FFCB	0.280	10/14/14	23,754
75,000,000	i	FFCB	0.240	10/27/14	74,972
100,000,000	i	Federal Home Loan Bank (FHLB)	0.350	02/22/13	100,000
10,000,000	i	FHLB	0.281	03/06/13	10,000
55,000,000	i	FHLB	0.350	03/08/13	54,999
55,000,000	i	FHLB	0.200	08/08/13	54,997
100,000,000	i	FHLB	0.360	08/16/13	100,000
50,000,000	i	FHLB	0.220	09/04/13	50,007
100,000,000	i	FHLB	0.220	09/06/13	100,017
144,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.165	02/04/13	144,495
22,070,000	i	FHLMC	0.163	05/06/13	22,066
27,000,000	i	FHLMC	0.164	06/03/13	27,001
17,000,000	i	FHLMC	0.185	11/04/13	17,001
44,700,000	i	Federal National Mortgage Association (FNMA)	0.221	03/14/13	44,698
80,290,000	i	FNMA	0.410	10/28/13	80,290
80,000,000	i	FNMA	0.191	06/20/14	79,980
50,000,000	i	Royal Bank of Canada	0.570	06/07/13	50,000
69,000,000	i	Royal Bank of Canada	0.470	07/15/13	69,000
50,000,000	i	Toronto-Dominion Bank	0.300	05/28/13	50,000
10,000,000	i	Toronto-Dominion Bank	0.302	05/30/13	10,000

		TOTAL VARIABLE RATE SECURITIES			2,045,831

		TOTAL SHORT-TERM INVESTMENTS			11,911,218

		(Cost $11,911,218)

		TOTAL INVESTMENTS - 100.0%			11,911,218
		(Cost $11,911,218)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(2,000)

		NET ASSETS - 100.0%			$11,909,218

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2012, the aggregate value of these securities was $1,780,199,000 or 14.9%of net assets.

		Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Participants of the College Retirement Equities Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account, and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the "Accounts") as of December 31, 2012, and for the year then ended, and have issued our unqualified report thereon dated February 19, 2013 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Account's schedule of investments in securities (the "Schedules") as of December 31, 2012 appearing in Item 6 of this Form N-CSR. The Schedules are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Accounts referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

February 19, 2013

Boston, Massachusetts

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Dated: February 19, 2013	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer